Quarterly Report
March 31, 2021
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Defensive Global Equity Fund
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street International Value Spotlight Fund
State Street China Equity Select Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
March 31, 2021 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.4%
COMMUNICATION SERVICES — 10.8%
Activision Blizzard, Inc.	122,400	$ 11,383,200
Alphabet, Inc. Class A (a)	48,267	99,551,653
Alphabet, Inc. Class C (a)	46,187	95,543,814
AT&T, Inc.	1,136,240	34,393,985
Cars.com, Inc. (a)	1	13
Charter Communications, Inc. Class A (a)	22,500	13,882,950
Comcast Corp. Class A	731,466	39,579,625
Discovery, Inc. Class A (a)(b)	25,903	1,125,744
Discovery, Inc. Class C (a)	46,104	1,700,777
DISH Network Corp. Class A (a)	37,018	1,340,052
Electronic Arts, Inc.	46,179	6,251,251
Facebook, Inc. Class A (a)	385,693	113,598,159
Fox Corp. Class A	53,466	1,930,657
Fox Corp. Class B	24,500	855,785
Interpublic Group of Cos., Inc.	58,066	1,695,527
Live Nation Entertainment, Inc. (a)	22,100	1,870,765
Lumen Technologies, Inc.	146,778	1,959,486
Netflix, Inc. (a)	70,804	36,935,615
News Corp. Class A	67,788	1,723,849
News Corp. Class B	19,300	452,778
Omnicom Group, Inc.	37,291	2,765,128
Take-Two Interactive Software, Inc. (a)	18,300	3,233,610
T-Mobile US, Inc. (a)	92,375	11,573,664
Twitter, Inc. (a)	127,700	8,125,551
Verizon Communications, Inc.	663,215	38,565,952
ViacomCBS, Inc. Class B	90,781	4,094,223
Walt Disney Co. (a)	291,764	53,836,293
		587,970,106
CONSUMER DISCRETIONARY — 12.3%
Advance Auto Parts, Inc.	10,200	1,871,598
Amazon.com, Inc. (a)	68,590	212,222,947
Aptiv PLC (a)	43,019	5,932,320
AutoZone, Inc. (a)	3,676	5,162,207
Best Buy Co., Inc.	36,906	4,237,178
Booking Holdings, Inc. (a)	6,524	15,199,876
BorgWarner, Inc.	40,177	1,862,606
Caesars Entertainment, Inc. (a)	33,200	2,903,340
CarMax, Inc. (a)	25,803	3,423,026
Carnival Corp. (a)	122,601	3,253,831
Chipotle Mexican Grill, Inc. (a)	4,686	6,657,963
Security Description	Shares	Value
D.R. Horton, Inc.	52,597	$ 4,687,445
Darden Restaurants, Inc.	20,971	2,977,882
Dollar General Corp.	38,413	7,783,242
Dollar Tree, Inc. (a)	37,826	4,329,564
Domino's Pizza, Inc.	6,600	2,427,414
eBay, Inc.	103,245	6,322,724
Etsy, Inc. (a)	20,100	4,053,567
Expedia Group, Inc. (a)	22,134	3,809,704
Ford Motor Co. (a)	613,538	7,515,840
Gap, Inc. (a)	32,634	971,841
Garmin, Ltd.	24,440	3,222,414
General Motors Co. (a)	201,323	11,568,020
Genuine Parts Co.	22,889	2,645,740
Hanesbrands, Inc. (b)	55,200	1,085,784
Hasbro, Inc.	19,097	1,835,604
Hilton Worldwide Holdings, Inc. (a)	44,000	5,320,480
Home Depot, Inc.	172,302	52,595,185
L Brands, Inc. (a)	37,221	2,302,491
Las Vegas Sands Corp. (a)	52,000	3,159,520
Leggett & Platt, Inc.	20,954	956,550
Lennar Corp. Class A	43,706	4,424,358
LKQ Corp. (a)	44,500	1,883,685
Lowe's Cos., Inc.	118,350	22,507,803
Marriott International, Inc. Class A (a)	42,255	6,258,388
McDonald's Corp.	118,810	26,630,073
MGM Resorts International	64,900	2,465,551
Mohawk Industries, Inc. (a)	9,631	1,852,138
Newell Brands, Inc.	57,341	1,535,592
NIKE, Inc. Class B	205,306	27,283,114
Norwegian Cruise Line Holdings, Ltd. (a)	57,900	1,597,461
NVR, Inc. (a)	560	2,638,121
O'Reilly Automotive, Inc. (a)	11,480	5,823,230
Penn National Gaming, Inc. (a)	23,700	2,484,708
Pool Corp.	6,100	2,105,964
PulteGroup, Inc.	44,762	2,347,319
PVH Corp. (a)	11,249	1,189,019
Ralph Lauren Corp. (a)	7,679	945,746
Ross Stores, Inc.	56,356	6,757,648
Royal Caribbean Cruises, Ltd. (a)	34,900	2,987,789
Starbucks Corp.	187,530	20,491,403
Tapestry, Inc. (a)	44,228	1,822,636
Target Corp.	79,372	15,721,212
Tesla, Inc. (a)	123,200	82,288,976
TJX Cos., Inc.	190,174	12,580,010
Tractor Supply Co.	18,426	3,262,876
Ulta Beauty, Inc. (a)	9,300	2,875,281
Under Armour, Inc. Class A (a)	26,624	589,988
Under Armour, Inc. Class C (a)	27,575	509,034
VF Corp.	51,244	4,095,420
Whirlpool Corp.	10,702	2,358,186

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Wynn Resorts, Ltd. (a)	16,441	$ 2,061,208
Yum! Brands, Inc.	47,602	5,149,584
		669,821,424
CONSUMER STAPLES — 6.1%
Altria Group, Inc.	294,429	15,062,988
Archer-Daniels-Midland Co.	88,132	5,023,524
Brown-Forman Corp. Class B	28,952	1,996,819
Campbell Soup Co.	30,582	1,537,357
Church & Dwight Co., Inc.	39,600	3,459,060
Clorox Co.	19,964	3,850,656
Coca-Cola Co.	620,700	32,717,097
Colgate-Palmolive Co.	137,023	10,801,523
Conagra Brands, Inc.	77,424	2,911,142
Constellation Brands, Inc. Class A	27,050	6,167,400
Costco Wholesale Corp.	70,555	24,869,226
Estee Lauder Cos., Inc. Class A	36,641	10,657,035
General Mills, Inc.	96,242	5,901,560
Hershey Co.	23,467	3,711,541
Hormel Foods Corp.	42,602	2,035,524
J.M. Smucker Co.	18,105	2,290,826
Kellogg Co.	44,128	2,793,302
Kimberly-Clark Corp.	53,927	7,498,549
Kraft Heinz Co.	103,118	4,124,720
Kroger Co.	123,142	4,431,881
Lamb Weston Holdings, Inc.	24,700	1,913,756
McCormick & Co., Inc.	40,284	3,591,721
Molson Coors Beverage Co. Class B (a)	29,353	1,501,406
Mondelez International, Inc. Class A	226,515	13,257,923
Monster Beverage Corp. (a)	58,235	5,304,626
PepsiCo, Inc.	219,816	31,092,973
Philip Morris International, Inc.	252,112	22,372,419
Procter & Gamble Co.	395,826	53,606,715
Sysco Corp.	81,074	6,383,767
Tyson Foods, Inc. Class A	47,044	3,495,369
Walmart, Inc.	220,903	30,005,255
Walgreens Boots Alliance, Inc.	119,805	6,577,295
		330,944,955
ENERGY — 2.8%
APA Corp.	67,255	1,203,865
Baker Hughes Co.	116,179	2,510,628
Cabot Oil & Gas Corp.	63,678	1,195,873
ChampionX Corp. (a)	1	22
Chevron Corp.	308,817	32,360,933
ConocoPhillips	221,835	11,750,600
Devon Energy Corp.	90,373	1,974,650
Diamondback Energy, Inc.	28,800	2,116,512
EOG Resources, Inc.	92,971	6,743,187
Exxon Mobil Corp.	677,475	37,823,429
Halliburton Co.	142,267	3,053,050
Security Description	Shares	Value
Hess Corp.	46,657	$ 3,301,449
HollyFrontier Corp.	20,000	715,600
Kinder Morgan, Inc.	308,050	5,129,033
Marathon Oil Corp.	125,788	1,343,416
Marathon Petroleum Corp.	102,541	5,484,918
Nov, Inc. (a)	63,816	875,556
Occidental Petroleum Corp.	132,773	3,534,417
ONEOK, Inc.	70,396	3,566,261
Phillips 66	68,973	5,624,058
Pioneer Natural Resources Co.	34,576	5,491,360
Schlumberger NV	226,850	6,168,051
Valero Energy Corp.	64,823	4,641,327
Williams Cos., Inc.	194,658	4,611,448
		151,219,643
FINANCIALS — 11.1%
Aflac, Inc.	104,106	5,328,145
Allstate Corp.	47,939	5,508,191
American Express Co.	103,312	14,612,449
American International Group, Inc.	135,801	6,275,364
Ameriprise Financial, Inc.	18,744	4,357,043
Aon PLC Class A	35,998	8,283,500
Arthur J Gallagher & Co.	31,100	3,880,347
Assurant, Inc.	9,385	1,330,511
Bank of America Corp.	1,222,405	47,294,850
Bank of New York Mellon Corp.	133,394	6,308,202
Berkshire Hathaway, Inc. Class B (a)	306,084	78,195,280
BlackRock, Inc.	22,516	16,976,163
Capital One Financial Corp.	72,495	9,223,539
Cboe Global Markets, Inc.	18,300	1,806,027
Charles Schwab Corp.	243,504	15,871,591
Chubb, Ltd.	71,953	11,366,415
Cincinnati Financial Corp.	24,309	2,506,015
Citigroup, Inc.	332,527	24,191,339
Citizens Financial Group, Inc.	70,100	3,094,915
CME Group, Inc.	56,863	11,613,131
Comerica, Inc.	20,427	1,465,433
Discover Financial Services	48,928	4,647,671
Everest Re Group, Ltd.	6,000	1,486,860
Fifth Third Bancorp	113,262	4,241,662
First Republic Bank	27,600	4,602,300
Franklin Resources, Inc.	43,489	1,287,274
Globe Life, Inc.	15,212	1,469,936
Goldman Sachs Group, Inc.	55,846	18,261,642
Hartford Financial Services Group, Inc.	58,167	3,884,974
Huntington Bancshares, Inc.	168,791	2,653,395
Intercontinental Exchange, Inc.	90,085	10,060,693
Invesco, Ltd.	55,411	1,397,465
JPMorgan Chase & Co.	489,843	74,568,800
KeyCorp.	159,796	3,192,724
Lincoln National Corp.	26,382	1,642,807

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Loews Corp.	34,619	$ 1,775,262
M&T Bank Corp.	19,763	2,996,268
MarketAxess Holdings, Inc.	6,100	3,037,312
Marsh & McLennan Cos., Inc.	80,319	9,782,854
MetLife, Inc.	120,370	7,317,292
Moody's Corp.	25,632	7,653,972
Morgan Stanley	239,027	18,562,837
MSCI, Inc.	13,100	5,492,568
Nasdaq, Inc.	18,075	2,665,340
Northern Trust Corp.	32,996	3,468,210
People's United Financial, Inc.	78,966	1,413,491
PNC Financial Services Group, Inc.	67,075	11,765,626
Principal Financial Group, Inc.	42,565	2,552,197
Progressive Corp.	92,749	8,867,732
Prudential Financial, Inc.	62,502	5,693,932
Raymond James Financial, Inc.	18,600	2,279,616
Regions Financial Corp.	154,246	3,186,722
S&P Global, Inc.	38,368	13,538,916
State Street Corp. (c)	55,878	4,694,311
SVB Financial Group (a)	9,200	4,541,672
Synchrony Financial	86,876	3,532,378
T Rowe Price Group, Inc.	37,655	6,461,598
Travelers Cos., Inc.	39,906	6,001,862
Truist Financial Corp.	215,115	12,545,507
Unum Group	32,505	904,614
US Bancorp	217,122	12,009,018
Wells Fargo & Co.	658,603	25,731,619
Willis Towers Watson PLC	20,545	4,702,340
WR Berkley Corp.	21,000	1,582,350
Zions Bancorp NA	24,095	1,324,261
		608,968,330
HEALTH CARE — 12.8%
Abbott Laboratories	284,249	34,064,400
AbbVie, Inc.	283,380	30,667,384
ABIOMED, Inc. (a)	7,200	2,294,856
Agilent Technologies, Inc.	48,093	6,114,544
Alexion Pharmaceuticals, Inc. (a)	34,673	5,301,848
Align Technology, Inc. (a)	11,300	6,119,289
AmerisourceBergen Corp.	24,534	2,896,729
Amgen, Inc.	92,254	22,953,718
Anthem, Inc.	39,419	14,149,450
Baxter International, Inc.	80,479	6,787,599
Becton Dickinson and Co.	45,956	11,174,201
Biogen, Inc. (a)	24,384	6,821,424
Bio-Rad Laboratories, Inc. Class A (a)	3,300	1,884,861
Boston Scientific Corp. (a)	226,857	8,768,023
Bristol-Myers Squibb Co.	357,975	22,598,962
Cardinal Health, Inc.	51,533	3,130,630
Catalent, Inc. (a)	26,100	2,748,591
Centene Corp. (a)	91,304	5,835,239
Security Description	Shares	Value
Cerner Corp.	49,437	$ 3,553,532
Cigna Corp.	56,041	13,547,351
Cooper Cos., Inc.	7,800	2,995,902
CVS Health Corp.	213,394	16,053,631
Danaher Corp.	100,994	22,731,729
DaVita, Inc. (a)	11,728	1,263,927
DENTSPLY SIRONA, Inc.	33,034	2,107,900
DexCom, Inc. (a)	15,300	5,498,667
Edwards Lifesciences Corp. (a)	98,730	8,257,777
Eli Lilly & Co.	127,972	23,907,729
Gilead Sciences, Inc.	198,552	12,832,416
HCA Healthcare, Inc.	41,800	7,872,612
Henry Schein, Inc. (a)	22,900	1,585,596
Hologic, Inc. (a)	41,000	3,049,580
Humana, Inc.	20,490	8,590,432
IDEXX Laboratories, Inc. (a)	13,400	6,556,754
Illumina, Inc. (a)	23,300	8,948,598
Incyte Corp. (a)	30,600	2,486,862
Intuitive Surgical, Inc. (a)	18,644	13,776,797
IQVIA Holdings, Inc. (a)	31,300	6,045,282
Johnson & Johnson	422,108	69,373,450
Laboratory Corp. of America Holdings (a)	15,475	3,946,589
McKesson Corp.	25,552	4,983,662
Medtronic PLC	214,793	25,373,497
Merck & Co., Inc.	406,172	31,311,799
Mettler-Toledo International, Inc. (a)	3,700	4,276,053
PerkinElmer, Inc.	18,486	2,371,569
Perrigo Co. PLC	20,086	812,880
Pfizer, Inc.	892,133	32,321,979
Quest Diagnostics, Inc.	21,242	2,726,198
Regeneron Pharmaceuticals, Inc. (a)	16,742	7,921,310
ResMed, Inc.	22,900	4,443,058
STERIS PLC	13,200	2,514,336
Stryker Corp.	51,794	12,615,983
Teleflex, Inc.	7,400	3,074,404
Thermo Fisher Scientific, Inc.	62,712	28,620,503
UnitedHealth Group, Inc.	151,874	56,507,759
Universal Health Services, Inc. Class B	12,000	1,600,680
Varian Medical Systems, Inc. (a)	14,729	2,600,110
Vertex Pharmaceuticals, Inc. (a)	41,152	8,843,153
Viatris, Inc. (a)	192,314	2,686,627
Waters Corp. (a)	9,950	2,827,491
West Pharmaceutical Services, Inc.	11,800	3,325,004
Zimmer Biomet Holdings, Inc.	34,925	5,590,794
Zoetis, Inc.	75,320	11,861,394
		698,505,104
INDUSTRIALS — 8.7%
3M Co.	92,229	17,770,684

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
A.O. Smith Corp.	23,500	$ 1,588,835
Alaska Air Group, Inc. (a)	21,900	1,515,699
Allegion PLC	15,496	1,946,608
American Airlines Group, Inc. (a)	98,700	2,358,930
AMETEK, Inc.	36,699	4,687,563
Boeing Co. (a)	87,364	22,253,358
C.H. Robinson Worldwide, Inc.	21,379	2,040,198
Carrier Global Corp.	128,479	5,424,383
Caterpillar, Inc.	86,924	20,155,068
Cintas Corp.	13,966	4,766,735
Copart, Inc. (a)	33,500	3,638,435
CSX Corp.	122,155	11,778,185
Cummins, Inc.	23,414	6,066,802
Deere & Co.	50,883	19,037,366
Delta Air Lines, Inc. (a)	102,334	4,940,686
Dover Corp.	23,150	3,174,560
Eaton Corp. PLC	63,125	8,728,925
Emerson Electric Co.	94,779	8,550,961
Equifax, Inc.	19,388	3,511,748
Expeditors International of Washington, Inc.	27,276	2,937,352
Fastenal Co.	90,916	4,571,257
FedEx Corp.	39,950	11,347,398
Fortive Corp.	53,649	3,789,765
Fortune Brands Home & Security, Inc.	21,100	2,021,802
Generac Holdings, Inc. (a)	10,000	3,274,500
General Dynamics Corp.	36,972	6,712,636
General Electric Co.	1,423,388	18,689,084
Honeywell International, Inc.	110,778	24,046,580
Howmet Aerospace, Inc. (a)	60,286	1,936,989
Huntington Ingalls Industries, Inc.	6,400	1,317,440
IDEX Corp.	12,000	2,511,840
IHS Markit, Ltd.	58,100	5,622,918
Illinois Tool Works, Inc.	45,600	10,101,312
Ingersoll Rand, Inc. (a)	61,187	3,011,012
Jacobs Engineering Group, Inc.	19,743	2,552,178
JB Hunt Transport Services, Inc.	14,000	2,352,980
Johnson Controls International PLC	113,908	6,796,890
Kansas City Southern	14,996	3,957,744
L3Harris Technologies, Inc.	33,021	6,692,696
Leidos Holdings, Inc.	22,500	2,166,300
Lockheed Martin Corp.	40,171	14,843,185
Masco Corp.	41,484	2,484,892
Nielsen Holdings PLC	62,225	1,564,959
Norfolk Southern Corp.	40,187	10,791,013
Northrop Grumman Corp.	24,525	7,937,271
Old Dominion Freight Line, Inc.	15,250	3,666,253
Otis Worldwide Corp.	64,489	4,414,272
PACCAR, Inc.	54,639	5,077,056
Security Description	Shares	Value
Parker-Hannifin Corp.	20,289	$ 6,399,759
Pentair PLC	24,204	1,508,393
Quanta Services, Inc.	22,007	1,936,176
Raytheon Technologies Corp.	246,601	19,054,859
Republic Services, Inc.	33,589	3,337,067
Robert Half International, Inc.	18,066	1,410,413
Rockwell Automation, Inc.	18,526	4,917,541
Rollins, Inc.	32,325	1,112,627
Roper Technologies, Inc.	16,565	6,681,327
Snap-on, Inc.	8,440	1,947,446
Southwest Airlines Co. (a)	94,059	5,743,243
Stanley Black & Decker, Inc.	25,657	5,122,933
Teledyne Technologies, Inc. (a)	5,800	2,399,170
Textron, Inc.	36,233	2,031,947
Trane Technologies PLC	39,184	6,487,303
TransDigm Group, Inc. (a)	8,600	5,056,112
Union Pacific Corp.	106,798	23,539,347
United Airlines Holdings, Inc. (a)	50,700	2,917,278
United Parcel Service, Inc. Class B	114,591	19,479,324
United Rentals, Inc. (a)	11,100	3,655,341
Verisk Analytics, Inc.	25,700	4,540,933
W.W. Grainger, Inc.	7,057	2,829,363
Waste Management, Inc.	61,635	7,952,148
Westinghouse Air Brake Technologies Corp.	28,366	2,245,453
Xylem, Inc.	28,858	3,035,284
		476,466,090
INFORMATION TECHNOLOGY — 26.2%
Accenture PLC Class A	101,018	27,906,222
Adobe, Inc. (a)	76,344	36,291,647
Advanced Micro Devices, Inc. (a)	193,100	15,158,350
Akamai Technologies, Inc. (a)	26,090	2,658,571
Amphenol Corp. Class A	94,840	6,256,595
Analog Devices, Inc.	58,735	9,108,624
ANSYS, Inc. (a)	13,500	4,584,060
Apple, Inc.	2,526,296	308,587,056
Applied Materials, Inc.	146,154	19,526,174
Arista Networks, Inc. (a)	9,300	2,807,577
Autodesk, Inc. (a)	35,006	9,701,913
Automatic Data Processing, Inc.	68,452	12,901,148
Broadcom, Inc.	65,891	30,551,021
Broadridge Financial Solutions, Inc.	18,400	2,817,040
Cadence Design Systems, Inc. (a)	43,900	6,013,861
CDW Corp.	22,500	3,729,375
Cisco Systems, Inc.	672,590	34,779,629
Citrix Systems, Inc.	18,589	2,609,152
Cognizant Technology Solutions Corp. Class A	83,941	6,557,471
Corning, Inc.	122,426	5,326,755

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
DXC Technology Co. (a)	37,638	$ 1,176,564
Enphase Energy, Inc. (a)	20,100	3,259,416
F5 Networks, Inc. (a)	9,441	1,969,581
Fidelity National Information Services, Inc.	98,291	13,820,698
Fiserv, Inc. (a)	91,124	10,847,401
FleetCor Technologies, Inc. (a)	13,300	3,572,779
FLIR Systems, Inc.	20,761	1,172,374
Fortinet, Inc. (a)	23,200	4,278,544
Gartner, Inc. (a)	15,400	2,811,270
Global Payments, Inc.	47,468	9,568,599
Hewlett Packard Enterprise Co.	206,953	3,257,440
HP, Inc.	199,553	6,335,808
Intel Corp.	654,036	41,858,304
International Business Machines Corp.	144,995	19,322,034
Intuit, Inc.	43,637	16,715,589
IPG Photonics Corp. (a)	5,200	1,096,888
Jack Henry & Associates, Inc.	12,800	1,942,016
Juniper Networks, Inc.	54,949	1,391,858
Keysight Technologies, Inc. (a)	29,700	4,258,980
KLA Corp.	24,432	8,072,333
Lam Research Corp.	22,977	13,676,829
Mastercard, Inc. Class A	140,951	50,185,604
Maxim Integrated Products, Inc.	42,746	3,905,702
Microchip Technology, Inc.	43,183	6,702,865
Micron Technology, Inc. (a)	178,234	15,722,021
Microsoft Corp.	1,207,458	284,682,373
Monolithic Power Systems, Inc.	6,600	2,331,186
Motorola Solutions, Inc.	26,872	5,053,280
NetApp, Inc.	33,814	2,457,263
NortonLifeLock, Inc.	93,760	1,993,338
NVIDIA Corp.	99,044	52,882,563
NXP Semiconductors NV	44,100	8,879,094
Oracle Corp.	295,535	20,737,691
Paychex, Inc.	51,407	5,038,914
Paycom Software, Inc. (a)	8,000	2,960,480
PayPal Holdings, Inc. (a)	187,445	45,519,144
Qorvo, Inc. (a)	18,200	3,325,140
QUALCOMM, Inc.	182,526	24,201,122
salesforce.com, Inc. (a)	147,195	31,186,205
Seagate Technology PLC	33,624	2,580,642
ServiceNow, Inc. (a)	31,200	15,603,432
Skyworks Solutions, Inc.	26,700	4,898,916
Synopsys, Inc. (a)	24,300	6,021,054
TE Connectivity, Ltd.	52,351	6,759,038
Teradyne, Inc.	26,500	3,224,520
Texas Instruments, Inc.	146,593	27,704,611
Trimble, Inc. (a)	39,600	3,080,484
Tyler Technologies, Inc. (a)	6,600	2,801,898
VeriSign, Inc. (a)	16,401	3,259,863
Visa, Inc. Class A	271,060	57,391,534
Security Description	Shares	Value
Western Digital Corp.	47,253	$ 3,154,138
Western Union Co.	66,245	1,633,602
Xilinx, Inc.	38,660	4,789,974
Zebra Technologies Corp. Class A (a)	8,700	4,221,066
		1,433,166,303
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	35,302	9,931,865
Albemarle Corp.	18,900	2,761,479
Alcoa Corp. (a)	1	32
Amcor PLC	259,026	3,025,424
Avery Dennison Corp.	13,170	2,418,671
Ball Corp.	52,532	4,451,562
Celanese Corp.	18,500	2,771,485
CF Industries Holdings, Inc.	36,720	1,666,354
Corteva, Inc.	118,382	5,518,969
Dow, Inc.	117,548	7,516,019
DuPont de Nemours, Inc.	85,773	6,628,537
Eastman Chemical Co.	21,636	2,382,556
Ecolab, Inc.	39,300	8,412,951
FMC Corp.	20,578	2,276,133
Freeport-McMoRan, Inc. (a)	230,140	7,578,510
International Flavors & Fragrances, Inc.	39,376	5,497,283
International Paper Co.	60,303	3,260,583
Linde PLC	83,163	23,297,283
LyondellBasell Industries NV Class A	41,558	4,324,110
Martin Marietta Materials, Inc.	10,145	3,406,894
Mosaic Co.	50,584	1,598,960
Newmont Corp.	127,233	7,668,333
Nucor Corp.	49,748	3,993,272
Packaging Corp. of America	15,000	2,017,200
PPG Industries, Inc.	37,254	5,597,786
Sealed Air Corp.	22,923	1,050,332
Sherwin-Williams Co.	12,909	9,526,971
Vulcan Materials Co.	20,971	3,538,856
Westrock Co.	41,636	2,167,154
		144,285,564
REAL ESTATE — 2.4%
Alexandria Real Estate Equities, Inc. REIT	20,300	3,335,290
American Tower Corp. REIT	70,418	16,834,127
AvalonBay Communities, Inc. REIT	22,169	4,090,402
Boston Properties, Inc. REIT	22,446	2,272,882
CBRE Group, Inc. Class A (a)	53,167	4,206,041
Crown Castle International Corp. REIT	68,358	11,766,462
Digital Realty Trust, Inc. REIT	44,400	6,253,296
Duke Realty Corp. REIT	64,300	2,696,099
Equinix, Inc. REIT	14,643	9,951,236
Equity Residential REIT	55,519	3,976,826

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Essex Property Trust, Inc. REIT	10,745	$ 2,920,921
Extra Space Storage, Inc. REIT	22,300	2,955,865
Federal Realty Investment Trust REIT	10,200	1,034,790
Healthpeak Properties, Inc. REIT	86,023	2,730,370
Host Hotels & Resorts, Inc. REIT (a)	103,562	1,745,020
Iron Mountain, Inc. REIT	44,681	1,653,644
Kimco Realty Corp. REIT	67,153	1,259,119
Mid-America Apartment Communities, Inc. REIT	18,100	2,612,916
Prologis, Inc. REIT	117,150	12,417,900
Public Storage REIT	23,935	5,906,201
Realty Income Corp. REIT	59,500	3,778,250
Regency Centers Corp. REIT	25,000	1,417,750
SBA Communications Corp. REIT	17,500	4,857,125
Simon Property Group, Inc. REIT	51,780	5,891,011
UDR, Inc. REIT	46,700	2,048,262
Ventas, Inc. REIT	59,997	3,200,240
Vornado Realty Trust REIT	23,168	1,051,595
Welltower, Inc. REIT	68,919	4,936,668
Weyerhaeuser Co. REIT	123,787	4,406,817
		132,207,125
UTILITIES — 2.6%
AES Corp.	102,936	2,759,714
Alliant Energy Corp.	37,600	2,036,416
Ameren Corp.	39,204	3,189,638
American Electric Power Co., Inc.	78,609	6,658,182
American Water Works Co., Inc.	29,100	4,362,672
Atmos Energy Corp.	23,300	2,303,205
CenterPoint Energy, Inc.	86,276	1,954,151
CMS Energy Corp.	47,155	2,886,829
Consolidated Edison, Inc.	54,152	4,050,570
Dominion Energy, Inc.	128,366	9,750,681
DTE Energy Co.	31,245	4,159,959
Duke Energy Corp.	122,492	11,824,153
Edison International	59,914	3,510,960
Entergy Corp.	31,998	3,182,841
Evergy, Inc.	36,899	2,196,598
Eversource Energy	54,617	4,729,286
Exelon Corp.	153,184	6,700,268
FirstEnergy Corp.	89,093	3,090,636
NextEra Energy, Inc.	312,256	23,609,676
Security Description	Shares	Value
NiSource, Inc.	59,604	$ 1,437,052
NRG Energy, Inc.	35,702	1,347,037
Pinnacle West Capital Corp.	17,504	1,423,950
PPL Corp.	122,419	3,530,564
Public Service Enterprise Group, Inc.	81,188	4,888,330
Sempra Energy	48,162	6,385,318
Southern Co.	169,559	10,539,788
WEC Energy Group, Inc.	49,882	4,668,456
Xcel Energy, Inc.	90,051	5,989,292
		143,166,222
TOTAL COMMON STOCKS (Cost $3,472,754,718)		5,376,720,866

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (d) (e)	192,792,939	192,792,939
State Street Navigator Securities Lending Portfolio II (c) (f)	1,037,384	1,037,384
TOTAL SHORT-TERM INVESTMENTS (Cost $193,830,323)		193,830,323
TOTAL INVESTMENTS — 101.9% (Cost $3,666,585,041)		5,570,551,189
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(105,352,373)
NET ASSETS — 100.0%		$ 5,465,198,816
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

At March 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	415	06/18/2021	$81,605,508	$82,323,550	$718,042
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,376,720,866	$—	$—	$5,376,720,866
Short-Term Investments	193,830,323	—	—	193,830,323
TOTAL INVESTMENTS	$5,570,551,189	$—	$—	$5,570,551,189
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	718,042	—	—	718,042
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 718,042	$—	$—	$ 718,042
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,571,269,231	$—	$—	$5,571,269,231
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	49,678	$ 3,615,565	$ 475,468	$ —	$—	$603,278	55,878	$ 4,694,311	$29,056
State Street Institutional U.S. Government Money Market Fund, Class G Shares	132,932,599	132,932,599	604,491,031	544,630,691	—	—	192,792,939	192,792,939	19,489
State Street Navigator Securities Lending Portfolio II	3,755,880	3,755,880	10,209,765	12,928,261	—	—	1,037,384	1,037,384	48,068
Total		$140,304,044	$615,176,264	$557,558,952	$—	$603,278		$198,524,634	$96,613
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2021 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.8%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 100,000	$ 97,678
3.38%, 3/1/2041	70,000	68,378
4.65%, 10/1/2028	10,000	11,468
5.40%, 10/1/2048	25,000	30,964
Omnicom Group, Inc. 2.45%, 4/30/2030	100,000	99,118
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	109,611
WPP Finance 2010 3.63%, 9/7/2022	25,000	26,083
		443,300
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.17%, 2/4/2023	65,000	65,272
1.43%, 2/4/2024	100,000	100,166
1.95%, 2/1/2024	30,000	30,759
2.20%, 2/4/2026	650,000	648,069
2.60%, 10/30/2025 (b)	35,000	35,994
2.75%, 2/1/2026	550,000	565,081
2.80%, 3/1/2023	25,000	25,882
2.95%, 2/1/2030	50,000	49,456
3.25%, 2/1/2028	50,000	51,777
3.25%, 3/1/2028	25,000	25,749
3.38%, 6/15/2046	25,000	22,558
3.50%, 3/1/2039	250,000	240,625
3.55%, 3/1/2038	165,000	159,380
3.63%, 2/1/2031	30,000	31,374
3.65%, 3/1/2047	100,000	93,251
3.75%, 2/1/2050	50,000	47,755
3.83%, 3/1/2059	250,000	232,787
4.51%, 5/1/2023	400,000	428,536
4.88%, 5/1/2025	335,000	373,280
5.04%, 5/1/2027	150,000	171,003
5.15%, 5/1/2030	200,000	230,328
5.71%, 5/1/2040	150,000	183,589
5.81%, 5/1/2050	200,000	252,990
5.93%, 5/1/2060	150,000	191,868
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	25,663
2.38%, 11/15/2024	250,000	263,992
3.63%, 4/1/2030 (b)	100,000	110,744
Security Description	Principal Amount	Value
4.25%, 4/1/2050	$ 60,000	$ 71,963
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	15,491
3.83%, 4/27/2025	50,000	54,819
3.85%, 6/15/2023	70,000	74,771
3.85%, 12/15/2026	50,000	55,336
4.40%, 6/15/2028	100,000	113,356
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	384,991
2.80%, 6/15/2050	400,000	378,516
3.55%, 1/15/2026	100,000	110,385
3.60%, 3/1/2035	50,000	55,690
4.70%, 5/15/2046	110,000	138,342
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	159,726
3.25%, 8/1/2023	200,000	212,938
3.25%, 1/15/2028	150,000	160,651
4.03%, 10/15/2047	100,000	110,898
4.75%, 6/1/2043	25,000	30,191
Raytheon Technologies Corp.:
2.25%, 7/1/2030	200,000	197,170
3.13%, 5/4/2027	200,000	214,950
3.13%, 7/1/2050 (b)	200,000	193,638
3.50%, 3/15/2027	136,000	148,890
4.13%, 11/16/2028	60,000	67,548
4.35%, 4/15/2047	450,000	519,430
4.50%, 6/1/2042	100,000	118,680
4.63%, 11/16/2048	35,000	42,346
6.13%, 7/15/2038	50,000	68,653
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	249,852
United Technologies Corp. 4.45%, 11/16/2038	20,000	23,258
		8,630,407
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	237,580
3.88%, 9/16/2046	100,000	97,237
4.40%, 2/14/2026	117,000	131,616
4.45%, 5/6/2050	500,000	517,315
4.50%, 5/2/2043	25,000	26,335
4.80%, 2/14/2029	40,000	45,904
5.80%, 2/14/2039	285,000	348,367
5.95%, 2/14/2049	75,000	93,623
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	250,000	268,205
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	24,588
2.73%, 3/25/2031 (b)	50,000	48,595
2.79%, 9/6/2024	70,000	73,855
3.22%, 8/15/2024	50,000	53,285
3.22%, 9/6/2026	100,000	105,744
3.46%, 9/6/2029	100,000	104,303
3.56%, 8/15/2027	100,000	106,426
3.73%, 9/25/2040	30,000	28,565

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.98%, 9/25/2050	$ 250,000	$ 234,737
4.39%, 8/15/2037	100,000	104,978
4.54%, 8/15/2047	105,000	105,849
4.70%, 4/2/2027	250,000	281,627
4.76%, 9/6/2049	100,000	103,316
BAT International Finance PLC 1.67%, 3/25/2026	525,000	519,566
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	32,876
4.35%, 3/15/2024	100,000	109,623
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	150,000	145,994
1.75%, 11/1/2030	150,000	140,427
2.13%, 5/10/2023	75,000	77,471
2.75%, 2/25/2026 (b)	125,000	132,986
3.13%, 3/2/2028 (b)	200,000	213,350
4.13%, 3/4/2043	25,000	27,283
4.25%, 11/10/2044	250,000	278,705
4.50%, 3/20/2042	50,000	57,343
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	29,687
5.85%, 8/15/2045	175,000	205,327
		5,112,688
AIRLINES — 0.1%
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	86,469	86,463
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	70,940	70,786
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	97,010	97,192
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	25,000	27,084
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	98,443
4.75%, 5/4/2023	250,000	269,923
5.13%, 6/15/2027	100,000	115,054
5.25%, 5/4/2025	90,000	102,393
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	40,766	41,754
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	101,598	104,145
Security Description	Principal Amount	Value
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	$ 67,407	$ 71,923
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	64,040	62,570
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	560,000	581,470
United Airlines 2020-1 Pass Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	575,737	636,857
		2,366,057
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026 (b)	50,000	52,532
2.40%, 3/27/2025	500,000	526,660
2.85%, 3/27/2030	500,000	526,315
3.25%, 3/27/2040	200,000	210,160
3.38%, 3/27/2050	150,000	157,755
3.88%, 11/1/2045 (b)	30,000	34,266
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	15,499
3.75%, 9/15/2025 (b)	25,000	27,506
VF Corp.:
2.40%, 4/23/2025	100,000	104,302
2.95%, 4/23/2030	65,000	67,307
		1,722,302
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
1.95%, 5/20/2022	65,000	66,154
Series MTN, 0.40%, 10/21/2022	150,000	150,107
Series MTN, 0.88%, 7/7/2023	500,000	503,675
Series MTN, 2.00%, 3/24/2028 (b)	115,000	114,856
Series MTN, 2.15%, 9/10/2024	100,000	104,358
Series MTN, 2.90%, 2/16/2024	50,000	53,121
Series MTN, 3.63%, 10/10/2023	300,000	322,692
Cummins, Inc. 1.50%, 9/1/2030	200,000	185,952
General Motors Co.:
5.15%, 4/1/2038	200,000	229,986
5.20%, 4/1/2045	200,000	230,310
5.40%, 10/2/2023	250,000	277,095

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 10/1/2025	$ 250,000	$ 294,497
6.60%, 4/1/2036	100,000	129,637
6.75%, 4/1/2046	25,000	33,703
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	500,000	490,755
1.70%, 8/18/2023 (b)	300,000	305,796
3.15%, 6/30/2022	250,000	256,985
3.55%, 7/8/2022	50,000	51,790
3.70%, 5/9/2023	100,000	105,389
3.95%, 4/13/2024	150,000	161,712
4.00%, 1/15/2025	35,000	38,049
4.15%, 6/19/2023	200,000	213,844
4.35%, 1/17/2027	185,000	205,328
5.20%, 3/20/2023	250,000	271,120
5.25%, 3/1/2026	100,000	114,586
PACCAR Financial Corp.:
Series MTN, 2.00%, 9/26/2022	30,000	30,728
Series MTN, 2.30%, 8/10/2022	50,000	51,329
Series MTN, 2.65%, 5/10/2022 (b)	50,000	51,312
Series MTN, 2.65%, 4/6/2023	80,000	83,778
Toyota Motor Credit Corp.:
Series GMTN, 2.80%, 7/13/2022	25,000	25,798
Series GMTN, 3.05%, 1/11/2028	50,000	53,471
Series GMTN, 3.45%, 9/20/2023	100,000	107,194
Series MTN, 0.35%, 10/14/2022 (b)	100,000	100,050
Series MTN, 0.45%, 7/22/2022	100,000	100,224
Series MTN, 0.45%, 1/11/2024 (b)	750,000	748,605
Series MTN, 0.80%, 10/16/2025	100,000	98,298
Series MTN, 1.15%, 5/26/2022	150,000	151,592
Series MTN, 1.15%, 8/13/2027	60,000	58,136
Series MTN, 1.35%, 8/25/2023	150,000	153,079
Series MTN, 1.80%, 2/13/2025	150,000	154,126
Series MTN, 2.15%, 9/8/2022	50,000	51,317
Series MTN, 2.90%, 3/30/2023	500,000	524,540
Series MTN, 2.90%, 4/17/2024	50,000	53,283
Series MTN, 3.00%, 4/1/2025	500,000	535,880
Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025	$ 100,000	$ 108,760
		8,152,997
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	28,128
4.40%, 10/1/2046 (b)	30,000	32,016
Aptiv PLC 4.35%, 3/15/2029	45,000	50,620
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	51,960
Lear Corp.:
3.50%, 5/30/2030	25,000	26,176
4.25%, 5/15/2029	25,000	27,693
5.25%, 5/15/2049	30,000	35,292
		251,885
BANKS — 5.5%
Australia & New Zealand Banking Group, Ltd. 2.63%, 5/19/2022	250,000	256,510
Banco Bilbao Vizcaya Argentaria SA 1.13%, 9/18/2025	200,000	196,644
Banco Santander SA:
1.85%, 3/25/2026	200,000	199,604
2.75%, 5/28/2025	200,000	209,214
2.75%, 12/3/2030	200,000	190,142
2.96%, 3/25/2031	200,000	198,942
3.13%, 2/23/2023	200,000	209,226
4.38%, 4/12/2028 (b)	200,000	222,938
Bank of America Corp.:
6.11%, 1/29/2037	75,000	99,164
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	250,000	263,777
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	96,000	99,899
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	268,930
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	234,000	239,677
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	750,000	804,105
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	108,857
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	226,718
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	732,677

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 4/19/2026	$ 130,000	$ 142,485
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	271,630
Series L, 3.95%, 4/21/2025	50,000	54,813
Series MTN, 2.50%, 10/21/2022	50,000	50,587
Series MTN, 4.00%, 4/1/2024	50,000	54,701
Series MTN, 4.13%, 1/22/2024	25,000	27,325
Series MTN, 4.20%, 8/26/2024	50,000	55,120
Series MTN, 4.88%, 4/1/2044	50,000	61,157
Series MTN, 5.00%, 1/21/2044	100,000	124,043
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	500,000	512,455
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	75,000	78,578
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	500,000	535,430
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	248,275
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	250,000	272,182
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	250,000	266,880
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	104,961
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	75,000	77,106
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	166,008
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	563,680
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	150,000	166,182
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	175,244
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	600,000	668,832
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	$ 100,000	$ 100,270
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	249,255
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	98,639
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	199,308
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	94,069
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	400,000	406,800
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	470,365
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	251,287
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	328,006
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	601,872
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	150,329
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	356,657
Bank of Montreal:
0.45%, 12/8/2023	250,000	249,113
Series MTN, 1.85%, 5/1/2025 (b)	500,000	512,035
Series MTN, 2.05%, 11/1/2022 (b)	60,000	61,636
Series MTN, 2.50%, 6/28/2024	65,000	68,629
Series MTN, 2.55%, 11/6/2022	30,000	31,004
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	107,328
Series MTN, 0.75%, 1/28/2026 (b)	250,000	244,775
Series MTN, 2.20%, 8/16/2023 (b)	200,000	208,040
Series MTN, 3.25%, 5/16/2027	100,000	108,988
Series MTN, 3.30%, 8/23/2029	250,000	269,090
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	250,000	274,787

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Bank of Nova Scotia:
1.05%, 3/2/2026	$ 250,000	$ 245,980
1.30%, 6/11/2025	150,000	150,189
1.63%, 5/1/2023	400,000	410,320
Barclays Bank PLC 1.70%, 5/12/2022	250,000	253,510
Barclays PLC:
3.68%, 1/10/2023	200,000	204,586
4.38%, 1/12/2026	50,000	55,701
5.25%, 8/17/2045	25,000	31,227
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	245,000	245,074
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	195,306
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	250,000	267,760
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	250,000	269,977
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	229,664
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (c)	200,000	209,196
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	537,498
5 year CMT + 2.90%, 3.56%, 9/23/2035 (b) (c)	250,000	250,783
BBVA USA 2.50%, 8/27/2024	250,000	262,797
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (b)	250,000	276,885
BPCE SA 4.00%, 4/15/2024	250,000	273,992
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	200,000	199,248
0.95%, 6/23/2023	500,000	504,650
0.95%, 10/23/2025 (b)	45,000	44,210
2.55%, 6/16/2022	50,000	51,397
3.10%, 4/2/2024	100,000	106,591
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	50,000	51,337
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	270,665
Citigroup, Inc.:
2.70%, 10/27/2022	250,000	258,235
2.75%, 4/25/2022	300,000	307,104
3.20%, 10/21/2026	300,000	322,641
3.75%, 6/16/2024	25,000	27,278
4.13%, 7/25/2028	70,000	77,260
4.30%, 11/20/2026	50,000	55,964
Security Description	Principal Amount	Value
4.40%, 6/10/2025	$ 250,000	$ 277,710
4.45%, 9/29/2027	150,000	168,705
4.65%, 7/30/2045	25,000	30,251
4.65%, 7/23/2048	250,000	306,662
5.30%, 5/6/2044	50,000	62,889
6.68%, 9/13/2043	175,000	256,679
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	250,000	267,407
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	100,000	102,994
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	269,667
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	250,000	278,107
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	109,474
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	275,590
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	173,453
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	600,000	599,472
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	977,530
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	103,427
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	500,000	510,385
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	149,787
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	267,002
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	284,202
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	319,535
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	259,457
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	74,644
2.85%, 7/27/2026	25,000	26,511
Comerica, Inc.:
3.70%, 7/31/2023	50,000	53,576
4.00%, 2/1/2029	50,000	55,909
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	260,465
4.38%, 8/4/2025	250,000	276,997
5.75%, 12/1/2043	50,000	67,170

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.75%, 7/21/2026	$ 500,000	$ 545,570
Credit Suisse AG:
0.50%, 2/2/2024	500,000	494,370
1.00%, 5/5/2023	250,000	251,250
2.80%, 4/8/2022	250,000	255,348
2.95%, 4/9/2025	500,000	529,260
Series MTN, 3.63%, 9/9/2024	500,000	541,780
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	159,198
Deutsche Bank AG:
3.30%, 11/16/2022	250,000	259,592
3.70%, 5/30/2024	50,000	53,491
3.95%, 2/27/2023	250,000	263,732
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	500,965
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	250,000	256,275
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	261,770
Series BKNT, 3.45%, 7/27/2026	25,000	27,080
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	520,485
3.95%, 3/14/2028	100,000	113,084
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	225,000	247,844
FNB Corp. 2.20%, 2/24/2023	10,000	10,186
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	65,000	64,997
2.60%, 2/7/2030	750,000	758,640
3.00%, 4/26/2022	250,000	250,385
3.50%, 1/23/2025	50,000	53,939
3.50%, 4/1/2025	250,000	270,832
3.50%, 11/16/2026	250,000	271,180
3.63%, 1/22/2023	25,000	26,389
3.75%, 2/25/2026	50,000	54,878
3.80%, 3/15/2030	250,000	275,245
4.00%, 3/3/2024	800,000	872,320
4.75%, 10/21/2045	50,000	61,550
5.15%, 5/22/2045	250,000	312,807
5.95%, 1/15/2027	50,000	60,380
6.25%, 2/1/2041	200,000	283,424
6.75%, 10/1/2037	150,000	211,527
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	250,000	257,417
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	561,120
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	$ 200,000	$ 222,026
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	406,430
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	273,457
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	100,000	99,871
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	525,429
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	79,226
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	85,451
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	348,400
Series FXD, 0.48%, 1/27/2023	200,000	199,706
Series MTN, 4.80%, 7/8/2044	50,000	61,558
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	405,000	404,883
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	440,707
HSBC Holdings PLC:
3.60%, 5/25/2023	250,000	266,015
4.30%, 3/8/2026	250,000	279,812
4.95%, 3/31/2030	250,000	291,537
5.25%, 3/14/2044	250,000	306,562
6.50%, 9/15/2037	200,000	267,506
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	260,102
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	266,847
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	750,000	808,657
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	221,478
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	281,215
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	274,130
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	738,292
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	350,332

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	$ 200,000	$ 196,484
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	508,905
SOFR + 2.39%, 2.85%, 6/4/2031 (b) (c)	200,000	199,978
Huntington Bancshares, Inc. 4.00%, 5/15/2025	100,000	110,832
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	268,850
ING Groep NV:
3.55%, 4/9/2024	200,000	215,192
4.55%, 10/2/2028	200,000	229,542
Series VAR, SOFR + 0.92%, 1.73%, 4/1/2027 (c) (d)	500,000	500,400
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	55,608
JPMorgan Chase & Co.:
2.70%, 5/18/2023	125,000	130,386
2.95%, 10/1/2026	350,000	374,115
2.97%, 1/15/2023	50,000	51,005
3.38%, 5/1/2023	75,000	79,352
3.88%, 2/1/2024 (b)	50,000	54,514
4.13%, 12/15/2026	50,000	56,268
4.25%, 10/1/2027	80,000	90,510
4.85%, 2/1/2044	50,000	62,773
4.95%, 6/1/2045	50,000	62,481
5.40%, 1/6/2042	50,000	66,036
5.50%, 10/15/2040	150,000	197,033
5.63%, 8/16/2043	250,000	334,010
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	155,000	159,204
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	75,000	79,478
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	214,202
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	338,000	346,186
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	200,338
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	106,627
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	136,271
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	225,962
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	$ 250,000	$ 275,730
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	221,100
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	218,038
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	110,282
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	55,824
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	116,314
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	120,000	119,087
SOFR + 0.58%, 0.70%, 3/16/2024 (b) (c)	600,000	602,184
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	350,000	350,413
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	243,808
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	586,482
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	617,090
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	93,256
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	200,000	204,104
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	91,368
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	740,081
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	256,792
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	202,222
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	498,425
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	244,178
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	164,154
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	575,057
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	288,385
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	256,792
Series BKNT, 3.40%, 5/20/2026	25,000	27,058

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	$ 100,000	$ 102,610
Series MTN, 4.15%, 10/29/2025	65,000	72,784
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	26,257
Series GMTN, 1.75%, 7/27/2026 (b)	50,000	51,702
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	109,659
3.90%, 3/12/2024 (b)	250,000	271,262
4.34%, 1/9/2048	200,000	220,144
4.55%, 8/16/2028	250,000	285,302
4.65%, 3/24/2026	100,000	111,980
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	200,000	200,004
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	198,762
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	271,985
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	200,000	207,028
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	498,560
2.19%, 2/25/2025	250,000	257,357
2.67%, 7/25/2022	300,000	308,595
2.76%, 9/13/2026	25,000	26,350
3.29%, 7/25/2027	50,000	54,468
3.41%, 3/7/2024	250,000	268,205
3.46%, 3/2/2023	50,000	52,723
3.68%, 2/22/2027	50,000	55,497
3.74%, 3/7/2029	250,000	272,777
3.76%, 7/26/2023	100,000	107,121
3.78%, 3/2/2025	50,000	54,651
3.85%, 3/1/2026	25,000	27,626
3.96%, 3/2/2028	50,000	55,564
4.05%, 9/11/2028	100,000	111,841
4.29%, 7/26/2038	35,000	39,887
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	250,000	250,235
Mizuho Financial Group, Inc.:
4.02%, 3/5/2028	200,000	222,576
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (c)	200,000	211,402
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (c)	200,000	203,990
3 Month USD LIBOR + 1.51%, 2.20%, 7/10/2031 (c)	500,000	481,455
Morgan Stanley:
3.63%, 1/20/2027	100,000	109,801
Security Description	Principal Amount	Value
3.95%, 4/23/2027 (b)	$ 25,000	$ 27,591
4.30%, 1/27/2045	50,000	58,687
4.38%, 1/22/2047	100,000	119,303
6.38%, 7/24/2042	65,000	95,218
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	250,000	265,682
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	108,973
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	293,350
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	111,719
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	439,168
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	263,479
Series GMTN, 3.13%, 1/23/2023	300,000	314,145
Series GMTN, 3.70%, 10/23/2024	250,000	273,845
Series GMTN, 3.75%, 2/25/2023	50,000	53,039
Series GMTN, 3.88%, 1/27/2026	125,000	139,020
Series GMTN, 4.00%, 7/23/2025	500,000	554,950
Series GMTN, 4.35%, 9/8/2026	50,000	56,450
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	286,265
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	253,600
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	278,946
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	515,000	511,792
Series MTN, 3.13%, 7/27/2026	225,000	242,093
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	500,000	499,070
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	75,000	75,071
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	60,681
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	527,335

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	$ 500,000	$ 542,110
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	262,507
Series BKNT, 2.50%, 7/12/2026	50,000	52,680
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	249,185
Natwest Group PLC:
3.88%, 9/12/2023	75,000	80,430
5.13%, 5/28/2024	100,000	111,238
6.00%, 12/19/2023	95,000	107,138
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	521,675
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	250,000	257,625
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	250,000	270,132
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	222,980
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	73,133
3.65%, 8/3/2028	100,000	110,845
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	67,515
PNC Bank NA Series BKNT, 3.25%, 1/22/2028	250,000	269,892
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	157,634
2.55%, 1/22/2030	500,000	507,835
3.15%, 5/19/2027 (b)	100,000	108,200
3.45%, 4/23/2029 (b)	100,000	108,458
3.50%, 1/23/2024	50,000	53,882
3.90%, 4/29/2024	50,000	54,581
Regions Financial Corp. 2.25%, 5/18/2025	100,000	103,777
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023	500,000	511,785
Series GMTN, 3.70%, 10/5/2023	500,000	538,925
Series GMTN, 4.65%, 1/27/2026	100,000	114,454
Series MTN, 0.50%, 10/26/2023	35,000	35,001
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	52,108
Security Description	Principal Amount	Value
4.40%, 7/13/2027	$ 50,000	$ 55,272
4.50%, 7/17/2025	50,000	55,291
3.50%, 6/7/2024	70,000	74,866
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	250,000	255,593
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	218,512
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	200,000	200,148
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	750,000	743,872
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	200,370
2.14%, 9/23/2030	200,000	187,524
2.35%, 1/15/2025	500,000	518,895
2.45%, 9/27/2024	200,000	209,828
2.78%, 7/12/2022	350,000	360,507
2.78%, 10/18/2022	100,000	103,477
3.01%, 10/19/2026	50,000	53,418
3.04%, 7/16/2029	200,000	208,192
3.10%, 1/17/2023	200,000	209,312
3.36%, 7/12/2027	50,000	54,275
3.75%, 7/19/2023	50,000	53,585
3.78%, 3/9/2026	30,000	33,038
3.94%, 7/19/2028	50,000	55,391
4.31%, 10/16/2028	100,000	113,295
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	40,000	44,690
SVB Financial Group 1.80%, 2/2/2031	135,000	124,911
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	256,695
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,502
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	249,648
Series GMTN, 3.50%, 7/19/2023 (b)	50,000	53,547
Series MTN, 0.45%, 9/11/2023	200,000	199,800
Series MTN, 0.75%, 6/12/2023	165,000	166,063
Series MTN, 0.75%, 9/11/2025 (b)	250,000	244,965
Series MTN, 1.15%, 6/12/2025 (b)	200,000	200,040
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	500,000	508,735
Series BKNT, 1.50%, 3/10/2025 (b)	250,000	254,098

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.45%, 8/1/2022	$ 50,000	$ 51,349
Series BKNT, 2.80%, 5/17/2022	100,000	102,585
Series BKNT, 3.00%, 2/2/2023 (b)	100,000	104,535
Series BKNT, 3.63%, 9/16/2025	25,000	27,328
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	110,544
Series MTN, 1.13%, 8/3/2027	100,000	95,869
Series MTN, 2.20%, 3/16/2023	100,000	103,357
Series MTN, 2.50%, 8/1/2024	100,000	105,329
Series MTN, 3.05%, 6/20/2022 (b)	150,000	154,641
Series MTN, 3.75%, 12/6/2023	50,000	54,174
Series MTN, 3.88%, 3/19/2029	100,000	111,214
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	59,360
US Bancorp:
1.45%, 5/12/2025	150,000	152,216
2.40%, 7/30/2024	100,000	105,577
Series DMTN, 3.00%, 7/30/2029	100,000	104,902
Series MTN, 1.38%, 7/22/2030 (b)	150,000	138,641
Series MTN, 3.10%, 4/27/2026 (b)	50,000	53,879
Series MTN, 3.60%, 9/11/2024	25,000	27,325
US Bank NA:
Series BKNT, 2.05%, 1/21/2025	500,000	518,650
Series BKNT, 3.40%, 7/24/2023	250,000	266,942
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	267,392
3.00%, 10/23/2026	250,000	267,490
4.13%, 8/15/2023	25,000	27,045
4.48%, 1/16/2024	25,000	27,547
5.38%, 11/2/2043	150,000	187,371
5.61%, 1/15/2044	325,000	414,167
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	319,799
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	897,478
Series GMTN, 4.30%, 7/22/2027	50,000	56,531
Series GMTN, 4.90%, 11/17/2045	150,000	179,295
Security Description	Principal Amount	Value
Series MTN, 3.30%, 9/9/2024	$ 150,000	$ 161,952
Series MTN, 3.55%, 9/29/2025	50,000	54,535
Series MTN, 3.75%, 1/24/2024	1,000,000	1,081,290
Series MTN, 4.15%, 1/24/2029	250,000	281,630
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	644,687
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	250,000	261,080
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (c)	250,000	251,360
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	110,000	117,896
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	381,671
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (c)	150,000	172,406
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (c)	500,000	640,695
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	665,000	679,716
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	204,938
Westpac Banking Corp.:
2.35%, 2/19/2025	100,000	104,603
2.85%, 5/13/2026	50,000	53,363
2.96%, 11/16/2040	530,000	494,140
3.30%, 2/26/2024	300,000	323,058
3.35%, 3/8/2027	150,000	164,570
3.40%, 1/25/2028	100,000	109,626
3.65%, 5/15/2023	100,000	106,755
4.42%, 7/24/2039	25,000	28,364
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	32,056
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	38,045
Zions Bancorp NA 3.25%, 10/29/2029	250,000	252,665
		93,600,712
BEVERAGES — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	274,752
4.70%, 2/1/2036	125,000	146,584

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 2/1/2046	$ 250,000	$ 297,117
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (b)	500,000	541,465
3.75%, 7/15/2042	50,000	51,829
4.00%, 4/13/2028	80,000	89,193
4.15%, 1/23/2025	500,000	555,365
4.35%, 6/1/2040	500,000	563,695
4.38%, 4/15/2038	215,000	244,502
4.50%, 6/1/2050	250,000	284,392
4.60%, 4/15/2048	35,000	40,127
4.75%, 4/15/2058	125,000	144,353
4.90%, 1/23/2031 (b)	65,000	77,743
4.95%, 1/15/2042	250,000	299,750
5.45%, 1/23/2039	350,000	437,146
5.55%, 1/23/2049	350,000	451,363
5.80%, 1/23/2059	45,000	60,998
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	54,139
4.00%, 4/15/2038	50,000	56,437
Coca-Cola Co:
1.45%, 6/1/2027	790,000	786,405
2.95%, 3/25/2025	250,000	269,460
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	250,000	237,503
1.38%, 3/15/2031	200,000	185,432
1.50%, 3/5/2028 (b)	60,000	58,990
2.00%, 3/5/2031	65,000	63,606
2.13%, 9/6/2029	150,000	150,420
2.25%, 9/1/2026	25,000	26,301
2.50%, 3/15/2051	250,000	221,065
2.60%, 6/1/2050	350,000	317,159
2.88%, 10/27/2025	25,000	27,057
3.00%, 3/5/2051	45,000	43,913
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	229,690
Constellation Brands, Inc.:
2.70%, 5/9/2022	50,000	51,103
2.88%, 5/1/2030	25,000	25,576
3.15%, 8/1/2029	100,000	104,754
3.75%, 5/1/2050	20,000	20,731
4.25%, 5/1/2023	25,000	26,823
4.50%, 5/9/2047	50,000	56,968
4.65%, 11/15/2028 (b)	30,000	34,528
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	484,080
2.63%, 4/29/2023	75,000	78,098
3.88%, 5/18/2028	200,000	224,492
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	29,595
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	147,678
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	550,000	550,115
2.25%, 3/15/2031	40,000	39,321
Security Description	Principal Amount	Value
3.13%, 12/15/2023	$ 50,000	$ 53,070
3.20%, 5/1/2030	45,000	47,607
3.35%, 3/15/2051	280,000	279,143
3.80%, 5/1/2050	70,000	74,470
4.06%, 5/25/2023	25,000	26,818
4.42%, 5/25/2025	200,000	224,382
5.09%, 5/25/2048	25,000	31,343
Molson Coors Brewing Co.:
3.00%, 7/15/2026	50,000	53,198
4.20%, 7/15/2046 (b)	30,000	31,319
PepsiCo, Inc.:
0.40%, 10/7/2023	525,000	526,869
0.75%, 5/1/2023	365,000	368,555
1.40%, 2/25/2031 (b)	40,000	37,267
1.63%, 5/1/2030	75,000	71,759
2.25%, 5/2/2022	300,000	306,171
2.25%, 3/19/2025 (b)	250,000	262,562
2.63%, 7/29/2029	50,000	52,213
2.85%, 2/24/2026	85,000	91,538
2.88%, 10/15/2049	100,000	97,292
3.38%, 7/29/2049	35,000	36,244
3.45%, 10/6/2046	150,000	158,340
3.60%, 3/1/2024	775,000	841,565
3.63%, 3/19/2050	150,000	165,108
4.45%, 4/14/2046	75,000	90,530
4.60%, 7/17/2045	25,000	30,848
		13,120,024
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027	70,000	71,690
2.30%, 2/25/2031	100,000	98,851
2.65%, 5/11/2022	150,000	153,489
2.77%, 9/1/2053 (e)	65,000	57,787
3.15%, 2/21/2040	850,000	847,306
3.20%, 11/2/2027	250,000	270,290
3.38%, 2/21/2050	600,000	597,072
3.63%, 5/22/2024	100,000	108,072
4.40%, 5/1/2045	50,000	57,914
4.56%, 6/15/2048	200,000	238,314
4.66%, 6/15/2051	150,000	182,600
Baxalta, Inc. 4.00%, 6/23/2025	8,000	8,845
Biogen, Inc.:
2.25%, 5/1/2030	35,000	33,665
3.25%, 2/15/2051 (e)	308,000	288,910
4.05%, 9/15/2025	50,000	55,560
Gilead Sciences, Inc.:
0.75%, 9/29/2023	45,000	45,050
1.20%, 10/1/2027	295,000	282,595
1.65%, 10/1/2030 (b)	290,000	271,852
2.60%, 10/1/2040	350,000	321,916
2.80%, 10/1/2050	100,000	89,054
2.95%, 3/1/2027	25,000	26,583
3.25%, 9/1/2022	250,000	258,640
3.65%, 3/1/2026	85,000	93,402

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 3/1/2047	$ 120,000	$ 133,417
4.50%, 2/1/2045	25,000	29,152
4.60%, 9/1/2035	100,000	117,974
4.75%, 3/1/2046	175,000	211,265
4.80%, 4/1/2044	25,000	30,076
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	32,386
2.80%, 9/15/2050	30,000	25,902
Royalty Pharma PLC:
0.75%, 9/2/2023 (e)	55,000	54,930
1.20%, 9/2/2025 (e)	70,000	68,725
2.20%, 9/2/2030 (e)	40,000	38,212
3.30%, 9/2/2040 (e)	65,000	62,815
3.55%, 9/2/2050 (e)	315,000	301,458
		5,565,769
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	554,399
2.70%, 2/15/2031	250,000	250,367
2.72%, 2/15/2030	300,000	302,817
3.38%, 4/5/2040	265,000	264,931
3.58%, 4/5/2050	550,000	542,140
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	53,999
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	376,438
3.63%, 7/2/2024 (f)	23,000	24,887
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (b)	15,000	14,070
Lennox International, Inc. 1.35%, 8/1/2025	25,000	24,873
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	111,100
Masco Corp.:
2.00%, 2/15/2031	100,000	94,923
3.13%, 2/15/2051	500,000	470,375
4.50%, 5/15/2047	100,000	114,824
Owens Corning:
3.95%, 8/15/2029	70,000	77,146
4.30%, 7/15/2047	100,000	109,374
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	117,620
		3,504,283
CHEMICALS — 0.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	20,302
2.05%, 5/15/2030	20,000	19,706
2.70%, 5/15/2040	50,000	47,821
Security Description	Principal Amount	Value
2.80%, 5/15/2050	$ 35,000	$ 32,508
Cabot Corp. 4.00%, 7/1/2029	25,000	26,354
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	32,173
4.63%, 11/15/2022	10,000	10,612
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	482,055
3.60%, 11/15/2050 (b)	750,000	758,317
3.63%, 5/15/2026	100,000	109,676
4.25%, 10/1/2034	50,000	55,994
4.38%, 11/15/2042	50,000	56,869
4.80%, 11/30/2028	100,000	117,214
4.80%, 5/15/2049 (b)	65,000	78,005
DuPont de Nemours, Inc.:
2.17%, 5/1/2023 (b)	590,000	592,749
4.21%, 11/15/2023	750,000	814,177
4.49%, 11/15/2025	100,000	113,175
4.73%, 11/15/2028	150,000	174,234
5.42%, 11/15/2048	110,000	143,365
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	27,182
4.50%, 12/1/2028	100,000	114,679
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	153,798
2.70%, 11/1/2026	150,000	159,664
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	40,711
FMC Corp. 4.50%, 10/1/2049	100,000	112,975
Huntsman International LLC 4.50%, 5/1/2029	20,000	22,167
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	51,121
Linde, Inc. 3.20%, 1/30/2026 (b)	275,000	300,135
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	29,238
LYB International Finance II B.V. 3.50%, 3/2/2027	100,000	108,531
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	19,765
2.25%, 10/1/2030 (b)	25,000	24,213
2.88%, 5/1/2025	50,000	52,863
3.38%, 5/1/2030	50,000	53,013
3.38%, 10/1/2040	280,000	278,561
3.63%, 4/1/2051	40,000	39,492
3.80%, 10/1/2060	30,000	29,145
4.20%, 10/15/2049	50,000	53,347
4.20%, 5/1/2050	50,000	53,564
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	28,013

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 4/15/2024	$ 100,000	$ 112,960
Mosaic Co.:
3.25%, 11/15/2022	250,000	259,852
4.05%, 11/15/2027 (b)	250,000	277,630
5.63%, 11/15/2043	25,000	31,294
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	103,364
3.00%, 4/1/2025	50,000	53,081
4.00%, 12/15/2026	50,000	56,015
4.13%, 3/15/2035	25,000	27,593
4.20%, 4/1/2029	85,000	95,670
5.00%, 4/1/2049	150,000	187,221
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	68,790
2.80%, 8/15/2029	100,000	104,127
Praxair, Inc.:
1.10%, 8/10/2030	500,000	454,830
3.55%, 11/7/2042	25,000	27,064
RPM International, Inc.:
3.75%, 3/15/2027	50,000	55,040
4.25%, 1/15/2048	200,000	205,008
5.25%, 6/1/2045	25,000	28,679
Sherwin-Williams Co.:
2.30%, 5/15/2030	60,000	59,117
2.95%, 8/15/2029	50,000	52,069
3.30%, 5/15/2050	100,000	98,981
3.45%, 6/1/2027	30,000	32,704
3.80%, 8/15/2049	50,000	53,021
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	164,787
5.00%, 8/15/2046 (b)	100,000	118,472
		8,164,852
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	75,000	68,651
Block Financial LLC 3.88%, 8/15/2030 (b)	30,000	30,913
California Institute of Technology 3.65%, 9/1/2119	45,000	45,862
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	166,494
Equifax, Inc.:
2.60%, 12/1/2024	50,000	52,825
3.95%, 6/15/2023	40,000	42,832
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	116,773
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	23,289
Security Description	Principal Amount	Value
Global Payments, Inc.:
1.20%, 3/1/2026	$ 75,000	$ 73,579
2.65%, 2/15/2025	350,000	367,696
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	58,660
Series F, 2.99%, 7/1/2050	100,000	102,872
Moody's Corp. 2.63%, 1/15/2023 (b)	250,000	259,162
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	169,367
PayPal Holdings, Inc.:
1.35%, 6/1/2023 (b)	250,000	254,648
2.20%, 9/26/2022	20,000	20,531
2.30%, 6/1/2030	55,000	54,612
2.40%, 10/1/2024	35,000	36,788
2.65%, 10/1/2026	270,000	285,760
2.85%, 10/1/2029	30,000	31,241
3.25%, 6/1/2050	65,000	64,956
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	238,415
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	31,605
4.00%, 3/18/2029	100,000	110,682
S&P Global, Inc.:
2.50%, 12/1/2029	55,000	56,280
3.25%, 12/1/2049	65,000	66,946
Total System Services, Inc. 4.45%, 6/1/2028 (b)	100,000	114,108
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	18,792
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	24,691
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	9,698
University of Southern California:
2.81%, 10/1/2050	50,000	48,057
3.03%, 10/1/2039	25,000	26,380
Series A, 3.23%, 10/1/2120	35,000	31,487
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	133,166
		3,237,818
COMPUTERS — 0.8%
Apple, Inc.:
0.55%, 8/20/2025	200,000	196,386
0.70%, 2/8/2026 (b)	200,000	196,094
0.75%, 5/11/2023	465,000	470,250
1.13%, 5/11/2025	350,000	352,352

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.20%, 2/8/2028	$ 500,000	$ 481,455
1.25%, 8/20/2030 (b)	200,000	184,936
1.65%, 5/11/2030	90,000	86,287
1.65%, 2/8/2031	200,000	190,942
2.05%, 9/11/2026	750,000	775,522
2.38%, 2/8/2041	50,000	46,255
2.40%, 1/13/2023	200,000	207,216
2.40%, 5/3/2023	25,000	26,097
2.40%, 8/20/2050 (b)	110,000	95,891
2.65%, 5/11/2050	300,000	273,717
2.65%, 2/8/2051	200,000	183,016
2.70%, 5/13/2022	250,000	256,753
2.75%, 1/13/2025	200,000	213,238
2.80%, 2/8/2061	500,000	449,610
2.85%, 5/11/2024	200,000	213,376
3.00%, 2/9/2024	850,000	907,536
3.00%, 11/13/2027 (b)	100,000	108,358
3.20%, 5/11/2027	250,000	272,802
3.25%, 2/23/2026	150,000	164,006
3.45%, 5/6/2024	250,000	271,847
3.45%, 2/9/2045	350,000	372,484
3.85%, 5/4/2043	25,000	28,509
3.85%, 8/4/2046	150,000	168,803
4.38%, 5/13/2045	75,000	90,714
4.50%, 2/23/2036	350,000	430,283
4.65%, 2/23/2046	75,000	93,914
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (e)	50,000	54,303
4.90%, 10/1/2026 (e)	100,000	113,678
5.45%, 6/15/2023 (e)	325,000	355,179
6.02%, 6/15/2026 (e)	20,000	23,665
6.20%, 7/15/2030 (e)	250,000	311,300
8.35%, 7/15/2046 (e)	270,000	410,980
DXC Technology Co. 4.13%, 4/15/2025	65,000	70,748
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	53,879
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	152,484
1.75%, 4/1/2026	150,000	149,993
4.40%, 10/15/2022	200,000	210,342
4.45%, 10/2/2023	250,000	271,785
4.65%, 10/1/2024	250,000	279,642
4.90%, 10/15/2025	70,000	79,792
6.20%, 10/15/2035 (b)	10,000	13,081
6.35%, 10/15/2045	10,000	13,054
HP, Inc.:
4.05%, 9/15/2022	25,000	26,249
6.00%, 9/15/2041	250,000	314,842
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	849,065
1.95%, 5/15/2030	350,000	339,874
2.85%, 5/15/2040	100,000	96,712
Security Description	Principal Amount	Value
2.88%, 11/9/2022	$ 100,000	$ 104,069
2.95%, 5/15/2050	100,000	93,294
3.00%, 5/15/2024	200,000	214,112
3.30%, 5/15/2026	250,000	272,120
3.50%, 5/15/2029	215,000	233,714
3.63%, 2/12/2024	50,000	54,317
4.15%, 5/15/2039	100,000	114,227
4.70%, 2/19/2046 (b)	325,000	401,550
5.88%, 11/29/2032	25,000	33,420
Leidos, Inc.:
2.30%, 2/15/2031 (e)	55,000	51,996
3.63%, 5/15/2025 (e)	25,000	27,134
		13,599,249
CONSTRUCTION MATERIALS — 0.0% (a)
Carrier Global Corp. 2.49%, 2/15/2027	35,000	36,220
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	30,978
Series MTN, 3.70%, 8/1/2047 (b)	55,000	62,611
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	95,000	92,002
2.00%, 12/1/2024	45,000	47,021
2.38%, 12/1/2029	40,000	40,607
3.13%, 12/1/2049	60,000	60,804
Procter & Gamble Co.:
0.55%, 10/29/2025	550,000	540,881
1.20%, 10/29/2030 (b)	800,000	740,720
2.45%, 11/3/2026	150,000	159,310
3.00%, 3/25/2030	100,000	107,552
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	93,817
2.00%, 7/28/2026	100,000	103,548
2.90%, 5/5/2027	150,000	161,472
3.10%, 7/30/2025	50,000	54,218
		2,295,541
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	102,971
4.60%, 6/15/2045	50,000	60,210
		163,181
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026 (b)	225,000	218,596
3.65%, 7/21/2027 (b)	150,000	156,876
4.50%, 9/15/2023	150,000	161,341

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 7/15/2025 (b)	$ 500,000	$ 583,155
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	72,775
Air Lease Corp.:
2.75%, 1/15/2023	50,000	51,577
3.00%, 9/15/2023	25,000	26,130
3.13%, 12/1/2030	100,000	97,937
3.25%, 3/1/2025	100,000	105,090
3.63%, 4/1/2027	70,000	73,929
3.88%, 7/3/2023	50,000	53,170
4.25%, 9/15/2024	25,000	27,335
Series GMTN, 3.75%, 6/1/2026	150,000	160,207
Series MTN, 0.70%, 2/15/2024	100,000	98,759
Series MTN, 2.88%, 1/15/2026	160,000	165,598
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	26,411
4.25%, 6/15/2026	65,000	68,447
5.00%, 4/1/2023	25,000	26,654
Ally Financial, Inc.:
1.45%, 10/2/2023	195,000	197,894
3.05%, 6/5/2023	65,000	68,023
5.80%, 5/1/2025 (b)	215,000	249,452
American Express Co.:
2.50%, 8/1/2022	250,000	256,725
2.50%, 7/30/2024	165,000	174,390
3.00%, 10/30/2024	100,000	107,404
3.40%, 2/27/2023	200,000	210,638
3.70%, 8/3/2023	50,000	53,583
4.20%, 11/6/2025	105,000	118,750
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	54,882
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	24,204
2.40%, 4/30/2030	45,000	45,656
3.20%, 3/15/2027	56,000	61,434
3.25%, 4/30/2029	60,000	64,997
3.50%, 3/18/2024	25,000	27,283
Blackstone/GSO Secured Lending Fund 3.63%, 1/15/2026 (e)	150,000	155,133
Brookfield Finance, Inc.:
3.50%, 3/30/2051	50,000	48,019
3.90%, 1/25/2028	50,000	55,005
4.35%, 4/15/2030	100,000	112,630
4.70%, 9/20/2047	50,000	57,247
4.85%, 3/29/2029	100,000	115,660
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	261,710
3.30%, 10/30/2024	100,000	107,827
3.75%, 7/28/2026	125,000	135,721
3.80%, 1/31/2028	250,000	274,885
3.90%, 1/29/2024	200,000	216,384
Security Description	Principal Amount	Value
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	$ 100,000	$ 93,212
Charles Schwab Corp.:
0.75%, 3/18/2024	500,000	502,680
0.90%, 3/11/2026	250,000	246,742
1.65%, 3/11/2031	250,000	233,760
2.65%, 1/25/2023	100,000	104,014
3.20%, 1/25/2028	50,000	54,140
3.45%, 2/13/2026	50,000	54,822
3.85%, 5/21/2025	250,000	276,420
4.00%, 2/1/2029	50,000	56,461
CI Financial Corp. 3.20%, 12/17/2030	250,000	247,907
CME Group, Inc. 3.75%, 6/15/2028	100,000	111,321
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	70,223
Discover Financial Services:
3.85%, 11/21/2022	50,000	52,613
4.10%, 2/9/2027	75,000	83,314
4.50%, 1/30/2026	50,000	56,363
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	162,789
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	92,605
GE Capital Funding LLC:
3.45%, 5/15/2025 (e)	200,000	216,206
4.05%, 5/15/2027 (e)	200,000	222,930
4.40%, 5/15/2030 (e)	200,000	226,760
4.55%, 5/15/2032 (e)	200,000	229,934
GE Capital International Funding Co. 4.42%, 11/15/2035	550,000	629,398
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	250,000	270,915
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	28,869
2.65%, 9/15/2040	50,000	46,254
3.00%, 6/15/2050	25,000	23,150
3.00%, 9/15/2060	50,000	44,674
3.10%, 9/15/2027	100,000	108,401
3.75%, 12/1/2025	180,000	197,766
4.25%, 9/21/2048	150,000	168,330
Invesco Finance PLC 3.75%, 1/15/2026	50,000	54,954
Jefferies Group LLC:
2.75%, 10/15/2032	40,000	39,388
6.50%, 1/20/2043	50,000	63,958
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	55,073
4.85%, 1/15/2027	90,000	103,559

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Lazard Group LLC 4.50%, 9/19/2028	$ 100,000	$ 113,176
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	104,151
2.95%, 6/1/2029	100,000	107,196
3.30%, 3/26/2027	30,000	32,988
3.35%, 3/26/2030	50,000	55,036
3.50%, 2/26/2028	30,000	33,152
3.65%, 6/1/2049	100,000	109,492
3.85%, 3/26/2050	515,000	583,701
3.95%, 2/26/2048	30,000	34,371
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	183,122
2.50%, 12/21/2040	250,000	220,890
3.25%, 4/28/2050	40,000	37,609
Nomura Holdings, Inc.:
1.85%, 7/16/2025	200,000	199,560
2.65%, 1/16/2025	500,000	516,460
ORIX Corp.:
2.25%, 3/9/2031	100,000	96,638
2.90%, 7/18/2022	30,000	30,907
3.70%, 7/18/2027 (b)	50,000	55,512
Raymond James Financial, Inc. 3.75%, 4/1/2051 (d)	165,000	170,899
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	107,968
Synchrony Financial:
2.85%, 7/25/2022	30,000	30,806
4.50%, 7/23/2025 (b)	50,000	55,382
Visa, Inc.:
0.75%, 8/15/2027	45,000	43,222
1.10%, 2/15/2031 (b)	500,000	455,290
1.90%, 4/15/2027 (b)	500,000	512,325
2.05%, 4/15/2030	150,000	149,538
2.70%, 4/15/2040	350,000	343,595
2.75%, 9/15/2027 (b)	250,000	267,177
2.80%, 12/14/2022	75,000	77,943
3.65%, 9/15/2047	100,000	110,598
4.15%, 12/14/2035	50,000	59,208
4.30%, 12/14/2045	200,000	241,758
Western Union Co. 4.25%, 6/9/2023	100,000	107,070
		15,906,168
ELECTRIC — 2.0%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	154,071
3.80%, 10/1/2047	25,000	26,040
Series H, 3.45%, 1/15/2050	100,000	97,979
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	107,316
3.80%, 6/15/2049	50,000	53,795
4.25%, 9/15/2048	20,000	22,975
Security Description	Principal Amount	Value
AES Corp.:
1.38%, 1/15/2026 (e)	$ 250,000	$ 243,842
2.45%, 1/15/2031 (e)	500,000	476,625
Alabama Power Co.:
3.85%, 12/1/2042	75,000	81,417
Series 20-A, 1.45%, 9/15/2030	50,000	46,086
Series A, 4.30%, 7/15/2048	65,000	75,597
Ameren Corp.:
1.75%, 3/15/2028	50,000	48,368
3.65%, 2/15/2026	50,000	54,582
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	53,621
3.80%, 5/15/2028 (b)	25,000	27,665
4.15%, 3/15/2046	50,000	56,916
4.50%, 3/15/2049	50,000	60,355
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	51,744
Series J, 4.30%, 12/1/2028 (b)	100,000	112,571
Series M, 0.75%, 11/1/2023	20,000	20,007
Series N, 1.00%, 11/1/2025 (b)	30,000	29,371
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	27,886
7.00%, 4/1/2038	25,000	36,174
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	75,387
3.75%, 5/15/2046	25,000	26,372
4.20%, 8/15/2048	25,000	28,218
4.25%, 3/1/2049	50,000	57,114
4.35%, 11/15/2045	50,000	57,508
Avangrid, Inc. 3.15%, 12/1/2024	50,000	53,794
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	69,574
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	27,959
2.80%, 1/15/2023 (b)	40,000	41,601
2.85%, 5/15/2051	300,000	269,979
3.25%, 4/15/2028	30,000	32,445
3.70%, 7/15/2030	250,000	277,035
3.75%, 11/15/2023	350,000	376,848
4.25%, 10/15/2050	500,000	576,350
4.50%, 2/1/2045	50,000	58,133
5.15%, 11/15/2043	150,000	186,484
Black Hills Corp.:
3.15%, 1/15/2027	25,000	26,591
3.88%, 10/15/2049	100,000	100,952
4.35%, 5/1/2033	30,000	33,560

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	$ 50,000	$ 55,231
Series AA, 3.00%, 2/1/2027	100,000	107,211
Series AC, 4.25%, 2/1/2049	200,000	231,722
Series AE, 2.35%, 4/1/2031	55,000	54,973
Series AF, 3.35%, 4/1/2051	350,000	352,943
Series Z, 2.40%, 9/1/2026	50,000	52,434
CenterPoint Energy, Inc. 4.25%, 11/1/2028	25,000	28,025
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	22,383
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	54,896
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b) (c)	50,000	54,258
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	140,352
Series 123, 3.75%, 8/15/2047	150,000	161,476
Series 130, 3.13%, 3/15/2051	150,000	145,563
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	245,015
Series A, 3.20%, 3/15/2027	150,000	162,999
Series A, 4.15%, 6/1/2045 (b)	100,000	115,379
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	85,000	85,537
3.85%, 6/15/2046	50,000	52,757
4.45%, 3/15/2044	75,000	86,934
4.50%, 5/15/2058	100,000	115,698
Series 06-B, 6.20%, 6/15/2036	25,000	33,493
Series 20B, 3.95%, 4/1/2050	250,000	270,992
Series A, 4.13%, 5/15/2049	100,000	110,359
Series C, 3.00%, 12/1/2060	150,000	131,244
Series D, 4.00%, 12/1/2028	100,000	112,125
Consumers Energy Co.:
0.35%, 6/1/2023	25,000	24,954
3.25%, 8/15/2046	50,000	50,289
3.75%, 2/15/2050	50,000	55,074
4.05%, 5/15/2048	100,000	115,152
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	31,036
Security Description	Principal Amount	Value
Dominion Energy, Inc.:
4.70%, 12/1/2044	$ 130,000	$ 153,687
Series A, 1.45%, 4/15/2026 (d)	75,000	74,676
Series B, 3.30%, 4/15/2041 (d)	565,000	561,254
Series C, 3.38%, 4/1/2030 (b)	350,000	372,851
Series D, 2.85%, 8/15/2026	25,000	26,523
DTE Electric Co.:
2.25%, 3/1/2030 (b)	500,000	499,805
3.70%, 6/1/2046	75,000	79,808
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	179,854
Series C, 3.40%, 6/15/2029	175,000	186,721
Series D, 3.70%, 8/1/2023	50,000	53,319
Series F, 1.05%, 6/1/2025	70,000	69,282
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	152,074
2.55%, 4/15/2031	75,000	75,676
3.20%, 8/15/2049	100,000	98,185
3.45%, 4/15/2051	90,000	92,047
3.88%, 3/15/2046	150,000	162,519
3.95%, 11/15/2028	100,000	112,679
4.25%, 12/15/2041	130,000	149,116
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	342,933
2.40%, 8/15/2022	200,000	204,818
2.65%, 9/1/2026	50,000	52,420
3.15%, 8/15/2027 (b)	100,000	106,779
3.75%, 9/1/2046	250,000	252,875
3.95%, 8/15/2047	150,000	156,303
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	152,953
3.20%, 1/15/2027	250,000	270,147
6.40%, 6/15/2038	50,000	71,587
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	58,756
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	29,167
Duke Energy Progress LLC:
2.50%, 8/15/2050 (b)	100,000	86,289
2.80%, 5/15/2022	100,000	102,098
3.60%, 9/15/2047	50,000	52,197
3.70%, 9/1/2028	50,000	55,407
4.20%, 8/15/2045	150,000	170,719
Edison International:
2.95%, 3/15/2023	50,000	51,759
3.55%, 11/15/2024	80,000	85,956
4.13%, 3/15/2028	50,000	53,752
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	145,551

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Enel Chile SA 4.88%, 6/12/2028	$ 50,000	$ 57,883
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	88,497
3.35%, 6/15/2052	100,000	100,378
4.20%, 4/1/2049	25,000	28,272
Entergy Corp.:
1.90%, 6/15/2028	125,000	122,075
2.40%, 6/15/2031	150,000	144,922
2.95%, 9/1/2026	50,000	53,294
4.00%, 7/15/2022	50,000	51,928
Entergy Louisiana LLC:
0.62%, 11/17/2023	25,000	25,021
3.05%, 6/1/2031	25,000	26,428
3.25%, 4/1/2028	200,000	214,676
4.20%, 4/1/2050	50,000	56,949
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	26,068
3.50%, 6/1/2051	145,000	147,094
3.85%, 6/1/2049	125,000	132,830
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	78,877
3.55%, 9/30/2049	25,000	24,889
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	24,559
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	28,105
Series 2019, 4.13%, 4/1/2049	100,000	112,863
Series 2020, 2.25%, 6/1/2030 (b)	50,000	49,399
Eversource Energy:
Series L, 2.90%, 10/1/2024	250,000	266,505
Series N, 3.80%, 12/1/2023	15,000	16,215
Series O, 4.25%, 4/1/2029	25,000	28,517
Exelon Corp.:
3.40%, 4/15/2026	100,000	108,333
3.50%, 6/1/2022	200,000	206,270
3.95%, 6/15/2025	50,000	54,819
4.70%, 4/15/2050	250,000	299,792
5.10%, 6/15/2045	330,000	409,183
Florida Power & Light Co.:
2.85%, 4/1/2025 (b)	500,000	533,440
3.15%, 10/1/2049	30,000	30,220
3.25%, 6/1/2024 (b)	25,000	26,773
3.95%, 3/1/2048	85,000	96,708
3.99%, 3/1/2049	25,000	28,771
4.05%, 10/1/2044	50,000	57,199
4.13%, 6/1/2048	100,000	116,940
Fortis, Inc. 3.06%, 10/4/2026	50,000	53,268
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	104,341
Security Description	Principal Amount	Value
Series A, 3.25%, 3/15/2051 (b)	$ 570,000	$ 548,135
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	17,030
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	50,402
3.70%, 9/15/2046	50,000	51,330
4.10%, 9/26/2028	50,000	56,318
IPALCO Enterprises, Inc. 4.25%, 5/1/2030 (e)	100,000	109,283
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	54,155
Kansas City Power & Light Co. 4.20%, 3/15/2048	50,000	56,917
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	166,168
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (b)	345,000	343,033
1.00%, 6/15/2026	100,000	96,898
1.35%, 3/15/2031	50,000	45,091
2.95%, 2/7/2024	100,000	105,819
3.40%, 2/7/2028	50,000	53,907
3.90%, 11/1/2028	100,000	111,611
4.02%, 11/1/2032	50,000	56,707
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b) (c)	75,000	77,415
Series MTN, 1.65%, 6/15/2031	200,000	185,280
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	570,000	571,727
2.25%, 6/1/2030	250,000	245,705
2.75%, 11/1/2029 (b)	165,000	169,318
2.80%, 1/15/2023	150,000	155,856
3.15%, 4/1/2024	100,000	106,653
3.50%, 4/1/2029	100,000	107,864
3.55%, 5/1/2027	100,000	109,804
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (c)	25,000	27,026
Northern States Power Co.:
2.60%, 6/1/2051	50,000	44,987
2.90%, 3/1/2050	30,000	28,680
3.60%, 9/15/2047	50,000	53,703
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	54,178
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	118,932
Ohio Power Co.:
4.00%, 6/1/2049	20,000	22,174
Series Q, 1.63%, 1/15/2031	100,000	93,488
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	55,123

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	$ 200,000	$ 222,438
3.80%, 9/30/2047	100,000	108,250
5.35%, 10/1/2052 (e)	100,000	135,893
7.50%, 9/1/2038	50,000	77,952
Oncor Electric Delivery Co., LLC 0.55%, 10/1/2025 (e)	70,000	67,808
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	65,000	65,012
1.75%, 6/16/2022	50,000	50,069
2.50%, 2/1/2031	350,000	330,092
3.25%, 6/1/2031	40,000	39,823
3.30%, 8/1/2040	350,000	315,577
3.45%, 7/1/2025	250,000	264,742
3.50%, 8/1/2050	295,000	256,736
4.20%, 6/1/2041	55,000	54,783
4.50%, 7/1/2040	250,000	254,165
4.55%, 7/1/2030	250,000	271,282
4.95%, 7/1/2050	250,000	257,757
PacifiCorp:
2.70%, 9/15/2030	320,000	327,475
3.30%, 3/15/2051	65,000	64,568
PECO Energy Co.:
3.05%, 3/15/2051	45,000	44,268
3.90%, 3/1/2048	125,000	138,625
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	78,101
4.00%, 9/15/2047	250,000	268,275
5.00%, 3/15/2044	50,000	60,013
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	66,406
3.95%, 6/1/2047	50,000	55,307
PSEG Power LLC 3.85%, 6/1/2023	50,000	53,397
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	163,110
Series 34, 3.20%, 3/1/2050	30,000	29,958
Series 35, 1.90%, 1/15/2031	500,000	482,195
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	147,903
Series MTN, 2.05%, 8/1/2050	50,000	40,285
Series MTN, 3.00%, 3/1/2051	150,000	145,030
Series MTN, 3.20%, 5/15/2029	50,000	53,659
Series MTN, 3.20%, 8/1/2049	30,000	30,151
Series MTN, 3.60%, 12/1/2047	100,000	107,055
Security Description	Principal Amount	Value
Series MTN, 3.65%, 9/1/2042	$ 50,000	$ 53,734
Series MTN, 3.70%, 5/1/2028	50,000	55,286
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	92,188
2.65%, 11/15/2022	100,000	103,426
2.88%, 6/15/2024	70,000	74,321
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	63,582
4.22%, 6/15/2048	65,000	73,312
5.80%, 3/15/2040	50,000	66,457
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	53,055
Series VVV, 1.70%, 10/1/2030	150,000	141,051
Sempra Energy:
2.90%, 2/1/2023	15,000	15,609
3.25%, 6/15/2027	300,000	321,843
3.40%, 2/1/2028	30,000	32,237
3.80%, 2/1/2038	100,000	107,397
4.00%, 2/1/2048	30,000	31,526
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	52,736
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	96,814
2.85%, 8/1/2029	115,000	117,481
3.65%, 2/1/2050	250,000	247,297
4.00%, 4/1/2047	191,000	197,949
4.50%, 9/1/2040	25,000	27,879
Series 13-A, 3.90%, 3/15/2043	50,000	51,075
Series 20A, 2.95%, 2/1/2051	500,000	443,000
Series A, 4.20%, 3/1/2029	100,000	111,423
Series B, 3.65%, 3/1/2028	100,000	108,538
Series C, 3.60%, 2/1/2045	50,000	49,210
Series D, 3.40%, 6/1/2023	50,000	52,783
Southern Co.:
3.25%, 7/1/2026	250,000	267,675
4.25%, 7/1/2036	250,000	281,065
Series B, 5 year CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	527,570
Southern Power Co.:
0.90%, 1/15/2026	250,000	242,912
Series F, 4.95%, 12/15/2046	150,000	169,156
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	52,623

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series M, 4.10%, 9/15/2028	$ 25,000	$ 27,762
Series N, 1.65%, 3/15/2026	300,000	300,840
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	53,464
3.75%, 6/15/2049	100,000	106,362
Tampa Electric Co.:
3.63%, 6/15/2050 (b)	150,000	156,676
4.30%, 6/15/2048	50,000	56,820
4.45%, 6/15/2049	25,000	29,233
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	59,918
Union Electric Co.:
3.50%, 3/15/2029	250,000	272,207
4.00%, 4/1/2048 (b)	50,000	55,704
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	322,249
3.30%, 12/1/2049	50,000	50,190
3.45%, 2/15/2024	50,000	53,714
4.60%, 12/1/2048	250,000	306,292
8.88%, 11/15/2038	50,000	86,243
Series B, 2.95%, 11/15/2026	30,000	32,065
WEC Energy Group, Inc.:
0.55%, 9/15/2023 (b)	100,000	99,854
1.80%, 10/15/2030	250,000	233,417
3.55%, 6/15/2025	21,000	22,767
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	33,468
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	52,252
4.30%, 10/15/2048 (b)	25,000	29,361
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	100,021
2.60%, 12/1/2029	100,000	101,505
4.00%, 6/15/2028	50,000	55,712
		33,595,437
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	63,064
1.95%, 10/15/2030	50,000	48,908
2.63%, 2/15/2023	25,000	25,924
		137,896
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	51,189
Allegion PLC 3.50%, 10/1/2029	50,000	52,535
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	53,474
Security Description	Principal Amount	Value
Amphenol Corp.:
2.80%, 2/15/2030 (b)	$ 100,000	$ 102,614
4.35%, 6/1/2029	50,000	56,835
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	53,486
3.88%, 1/12/2028	25,000	27,109
Flex, Ltd.:
3.75%, 2/1/2026	50,000	54,395
4.88%, 6/15/2029	75,000	84,570
Fortive Corp. 3.15%, 6/15/2026	50,000	54,005
Honeywell International, Inc.:
0.48%, 8/19/2022	145,000	145,104
1.95%, 6/1/2030	250,000	246,272
2.15%, 8/8/2022	45,000	46,042
2.30%, 8/15/2024 (b)	100,000	105,793
2.50%, 11/1/2026	150,000	159,354
2.70%, 8/15/2029 (b)	60,000	62,801
3.35%, 12/1/2023	50,000	53,838
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	58,639
3.35%, 3/1/2026	50,000	53,809
Jabil, Inc.:
3.60%, 1/15/2030	25,000	26,256
3.95%, 1/12/2028	25,000	27,862
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	51,929
4.60%, 4/6/2027	30,000	34,342
Roper Technologies, Inc.:
0.45%, 8/15/2022	50,000	49,980
1.75%, 2/15/2031 (b)	250,000	232,050
2.00%, 6/30/2030	30,000	28,648
2.95%, 9/15/2029	40,000	41,700
3.80%, 12/15/2026	30,000	33,304
4.20%, 9/15/2028	65,000	73,269
Trimble, Inc. 4.90%, 6/15/2028	50,000	57,660
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	54,653
		2,233,517
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	91,328
2.90%, 7/1/2026	45,000	48,014
3.38%, 11/15/2027	60,000	65,490
3.95%, 5/15/2028	150,000	167,304
Waste Connections, Inc.:
3.05%, 4/1/2050	20,000	18,905
3.50%, 5/1/2029	50,000	53,908
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	19,581
1.15%, 3/15/2028	30,000	28,421
1.50%, 3/15/2031 (b)	30,000	27,694
2.40%, 5/15/2023	150,000	155,503

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 11/15/2050	$ 20,000	$ 17,283
3.50%, 5/15/2024	25,000	27,005
3.90%, 3/1/2035	50,000	56,367
		776,803
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	14,788
3.65%, 3/15/2023	15,000	15,882
3.95%, 3/15/2025	100,000	109,942
4.15%, 3/15/2028	50,000	56,195
4.80%, 3/15/2048	20,000	23,851
Conagra Brands, Inc.:
5.30%, 11/1/2038	265,000	327,739
5.40%, 11/1/2048	40,000	51,224
Flowers Foods, Inc. 2.40%, 3/15/2031	45,000	43,907
General Mills, Inc.:
3.00%, 2/1/2051 (e)	510,000	477,085
3.20%, 2/10/2027	100,000	108,257
3.65%, 2/15/2024 (b)	50,000	54,145
3.70%, 10/17/2023	20,000	21,478
4.20%, 4/17/2028	25,000	28,261
Hershey Co.:
0.90%, 6/1/2025	45,000	44,680
3.20%, 8/21/2025	25,000	27,076
3.38%, 5/15/2023	50,000	53,006
Ingredion, Inc. 2.90%, 6/1/2030	100,000	102,235
JM Smucker Co.:
3.38%, 12/15/2027	100,000	108,708
3.55%, 3/15/2050	25,000	25,326
4.25%, 3/15/2035	50,000	56,120
Kellogg Co.:
4.30%, 5/15/2028	100,000	113,655
4.50%, 4/1/2046	100,000	116,563
Kroger Co.:
2.65%, 10/15/2026 (b)	50,000	52,872
2.80%, 8/1/2022	200,000	205,878
3.70%, 8/1/2027	35,000	38,969
3.85%, 8/1/2023	75,000	80,308
4.45%, 2/1/2047	100,000	113,222
4.65%, 1/15/2048	100,000	116,255
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	205,822
3.40%, 8/15/2027	100,000	108,515
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	60,580
1.50%, 2/4/2031 (b)	40,000	36,624
1.88%, 10/15/2032	75,000	69,981
2.63%, 9/4/2050	35,000	30,258
2.75%, 4/13/2030	35,000	35,769
Sysco Corp.:
2.40%, 2/15/2030 (b)	10,000	9,925
3.25%, 7/15/2027	50,000	53,820
3.30%, 7/15/2026	100,000	107,663
Security Description	Principal Amount	Value
3.30%, 2/15/2050 (b)	$ 10,000	$ 9,493
3.55%, 3/15/2025	50,000	54,155
3.75%, 10/1/2025	5,000	5,459
4.45%, 3/15/2048	50,000	56,523
4.85%, 10/1/2045	5,000	5,903
6.60%, 4/1/2050	250,000	362,007
Tyson Foods, Inc.:
3.55%, 6/2/2027 (b)	150,000	163,233
4.50%, 6/15/2022	30,000	31,150
4.55%, 6/2/2047	285,000	334,402
		4,328,909
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	215,690
4.50%, 8/1/2024	50,000	54,321
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	28,507
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	35,209
International Paper Co.:
4.35%, 8/15/2048 (b)	50,000	58,239
4.40%, 8/15/2047	50,000	58,396
5.00%, 9/15/2035	100,000	121,582
Suzano Austria GmbH 3.75%, 1/15/2031	150,000	154,684
		726,628
GAS — 0.2%
Atmos Energy Corp.:
0.63%, 3/9/2023	65,000	65,032
1.50%, 1/15/2031	100,000	91,526
3.00%, 6/15/2027	150,000	160,099
4.15%, 1/15/2043	25,000	27,491
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	45,000	44,995
3.55%, 4/1/2023	100,000	105,605
Dominion Energy Gas Holdings LLC:
3.60%, 12/15/2024	50,000	54,446
4.80%, 11/1/2043	25,000	28,583
Series C, 3.90%, 11/15/2049	65,000	66,594
Eastern Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	85,000	89,436
Series B, 3.00%, 11/15/2029	35,000	36,434
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	53,158
5.50%, 1/15/2026 (b)	30,000	34,385
NiSource, Inc.:
0.95%, 8/15/2025	560,000	549,259

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 2/15/2031	$ 100,000	$ 92,480
2.95%, 9/1/2029	100,000	103,141
3.49%, 5/15/2027	50,000	54,316
4.38%, 5/15/2047	150,000	168,675
4.80%, 2/15/2044	30,000	35,261
ONE Gas, Inc.:
1.10%, 3/11/2024	200,000	200,144
4.50%, 11/1/2048	90,000	100,794
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	190,000	188,041
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	26,914
3.20%, 6/15/2025	50,000	53,976
3.75%, 9/15/2042	30,000	31,919
5.13%, 11/15/2040	25,000	31,133
Series VV, 4.30%, 1/15/2049	50,000	59,213
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	167,340
Series 20-A, 1.75%, 1/15/2031	500,000	464,015
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	27,063
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	52,496
		3,263,964
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	55,676
Snap-on, Inc. 3.10%, 5/1/2050	70,000	70,008
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	91,035
3.40%, 3/1/2026	35,000	38,419
4.25%, 11/15/2028	100,000	114,668
5 year CMT + 2.66%, 4.00%, 3/15/2060 (b) (c)	30,000	31,815
		401,621
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	467,110
2.95%, 3/15/2025	75,000	80,356
3.40%, 11/30/2023	35,000	37,569
3.75%, 11/30/2026	85,000	95,397
4.75%, 11/30/2036	250,000	310,230
4.75%, 4/15/2043	25,000	31,748
4.90%, 11/30/2046	150,000	195,181
Baxter International, Inc.:
1.73%, 4/1/2031 (e)	45,000	42,135
3.50%, 8/15/2046 (b)	50,000	52,147
Security Description	Principal Amount	Value
Boston Scientific Corp.:
1.90%, 6/1/2025	$ 65,000	$ 66,728
2.65%, 6/1/2030	100,000	100,794
3.45%, 3/1/2024	25,000	26,840
4.00%, 3/1/2029	35,000	38,884
4.55%, 3/1/2039	50,000	58,942
4.70%, 3/1/2049 (b)	35,000	42,438
Danaher Corp. 2.60%, 10/1/2050	565,000	498,601
DH Europe Finance II Sarl:
2.05%, 11/15/2022	50,000	51,249
2.20%, 11/15/2024	50,000	52,139
2.60%, 11/15/2029	30,000	30,655
3.25%, 11/15/2039	50,000	51,039
3.40%, 11/15/2049	50,000	50,815
Medtronic, Inc.:
3.50%, 3/15/2025	47,000	51,545
4.38%, 3/15/2035	54,000	65,019
4.63%, 3/15/2045	345,000	434,320
PerkinElmer, Inc.:
2.55%, 3/15/2031	85,000	84,204
3.30%, 9/15/2029 (b)	65,000	68,758
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	47,043
Stryker Corp.:
0.60%, 12/1/2023	65,000	65,027
1.15%, 6/15/2025	50,000	49,823
1.95%, 6/15/2030	50,000	48,325
2.90%, 6/15/2050	25,000	23,593
3.38%, 11/1/2025	25,000	27,187
3.50%, 3/15/2026	25,000	27,376
3.65%, 3/7/2028 (b)	50,000	55,270
4.63%, 3/15/2046	25,000	30,527
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	116,414
4.13%, 3/25/2025	535,000	594,273
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	100,000	108,385
3.55%, 3/20/2030	350,000	374,647
		4,652,733
HEALTH CARE SERVICES — 0.6%
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	51,507
Aetna, Inc.:
2.80%, 6/15/2023	200,000	208,660
3.88%, 8/15/2047	100,000	104,687
4.13%, 11/15/2042	25,000	27,256
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	69,282
Anthem, Inc.:
0.45%, 3/15/2023	85,000	85,083
1.50%, 3/15/2026	600,000	600,690

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 5/15/2030	$ 265,000	$ 260,079
2.38%, 1/15/2025	20,000	20,902
2.55%, 3/15/2031	100,000	100,099
2.95%, 12/1/2022	50,000	51,969
3.13%, 5/15/2050	270,000	257,124
3.30%, 1/15/2023	50,000	52,510
3.35%, 12/1/2024	50,000	54,100
3.50%, 8/15/2024	25,000	27,025
3.60%, 3/15/2051	305,000	316,120
3.65%, 12/1/2027	130,000	143,389
4.10%, 3/1/2028	100,000	112,463
4.38%, 12/1/2047	130,000	150,348
4.55%, 3/1/2048	50,000	59,131
4.65%, 1/15/2043	50,000	59,565
Ascension Health 3.95%, 11/15/2046	150,000	171,868
Banner Health 2.34%, 1/1/2030	40,000	40,126
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	25,000	23,767
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	13,508
CommonSpirit Health:
2.76%, 10/1/2024	250,000	265,092
4.19%, 10/1/2049	250,000	269,190
4.35%, 11/1/2042	25,000	27,591
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	56,871
HCA, Inc.:
4.13%, 6/15/2029	35,000	38,773
4.50%, 2/15/2027	50,000	56,106
4.75%, 5/1/2023	55,000	59,354
5.00%, 3/15/2024	85,000	94,681
5.13%, 6/15/2039	275,000	330,536
5.25%, 4/15/2025	60,000	68,588
5.25%, 6/15/2026	65,000	74,758
5.25%, 6/15/2049	100,000	122,428
5.50%, 6/15/2047	65,000	80,894
Humana, Inc.:
2.90%, 12/15/2022	150,000	155,464
4.80%, 3/15/2047	100,000	119,710
4.95%, 10/1/2044	50,000	60,029
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	56,715
Kaiser Foundation Hospitals:
3.50%, 4/1/2022	50,000	51,503
Series 2019, 3.27%, 11/1/2049	105,000	108,236
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	100,000	104,484
Security Description	Principal Amount	Value
2.95%, 12/1/2029	$ 100,000	$ 103,082
3.25%, 9/1/2024	100,000	107,108
4.70%, 2/1/2045	25,000	28,429
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	109,752
Mayo Clinic Series 2021, 3.20%, 11/15/2061 (d)	100,000	99,747
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	29,539
Series 2020, 2.96%, 1/1/2050	55,000	52,688
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	60,130
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	51,017
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	36,413
New York and Presbyterian Hospital:
2.26%, 8/1/2040	50,000	44,914
Series 2019, 3.95%, 8/1/2119	35,000	37,669
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	56,494
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	97,973
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	25,164
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	81,694
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	36,201
4.20%, 6/30/2029	100,000	113,621
4.70%, 3/30/2045	25,000	29,232
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	50,335
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	21,205
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	54,134
Series 20A, 3.36%, 8/15/2050	55,000	54,603
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	47,120

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	$ 35,000	$ 35,032
2.00%, 5/15/2030 (b)	305,000	300,016
2.38%, 10/15/2022	100,000	103,206
2.75%, 5/15/2040	300,000	293,220
2.90%, 5/15/2050	550,000	527,835
3.10%, 3/15/2026	50,000	54,325
3.13%, 5/15/2060	100,000	98,293
3.38%, 4/15/2027 (b)	100,000	109,917
3.50%, 2/15/2024	10,000	10,830
3.50%, 8/15/2039	200,000	215,728
3.70%, 12/15/2025	10,000	11,113
3.75%, 7/15/2025	305,000	337,861
3.75%, 10/15/2047	50,000	54,621
3.88%, 12/15/2028 (b)	15,000	16,904
4.25%, 4/15/2047	100,000	117,085
4.63%, 7/15/2035	200,000	243,730
4.75%, 7/15/2045	230,000	288,436
6.88%, 2/15/2038	25,000	37,655
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	514,437
		10,060,769
HOME BUILDERS — 0.1%
DR Horton, Inc. 2.50%, 10/15/2024	100,000	105,192
Lennar Corp. 4.75%, 11/29/2027	250,000	287,160
NVR, Inc. 3.00%, 5/15/2030	130,000	133,247
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	288,170
		813,769
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	111,673
Whirlpool Corp.:
4.50%, 6/1/2046	25,000	27,912
4.60%, 5/15/2050	50,000	57,583
4.75%, 2/26/2029	60,000	69,607
		266,775
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	54,184
3.90%, 5/15/2028	50,000	56,057
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	14,559
2.75%, 2/15/2026	25,000	26,826
3.10%, 3/26/2030 (b)	40,000	43,102
3.20%, 4/25/2029	100,000	108,144
3.90%, 5/4/2047	50,000	57,231
Security Description	Principal Amount	Value
3.95%, 11/1/2028	$ 55,000	$ 62,556
		422,659
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	104,123
3.63%, 6/15/2023	50,000	53,568
4.75%, 1/15/2049	75,000	93,132
Alleghany Corp. 4.90%, 9/15/2044	50,000	59,728
Allstate Corp.:
1.45%, 12/15/2030	250,000	229,987
3.85%, 8/10/2049	125,000	137,614
4.20%, 12/15/2046	50,000	57,912
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	26,658
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	16,242
4.50%, 6/15/2047	100,000	111,767
American International Group, Inc.:
2.50%, 6/30/2025	600,000	627,900
3.40%, 6/30/2030 (b)	100,000	106,392
3.88%, 1/15/2035	200,000	218,026
3.90%, 4/1/2026	30,000	33,116
4.25%, 3/15/2029	100,000	112,605
4.38%, 6/30/2050	315,000	358,366
4.50%, 7/16/2044	50,000	56,914
4.88%, 6/1/2022	50,000	52,498
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	111,578
Aon Corp.:
2.20%, 11/15/2022	100,000	102,785
3.75%, 5/2/2029	100,000	110,060
Aon PLC:
3.50%, 6/14/2024	50,000	53,800
3.88%, 12/15/2025	150,000	165,844
Arch Capital Group, Ltd. 3.64%, 6/30/2050	105,000	105,314
Assurant, Inc.:
4.20%, 9/27/2023	100,000	108,141
4.90%, 3/27/2028 (b)	50,000	57,065
Athene Holding, Ltd.:
3.50%, 1/15/2031	150,000	154,042
4.13%, 1/12/2028	100,000	108,772
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	26,936
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	74,932
1.85%, 3/12/2030	10,000	9,753
2.50%, 1/15/2051 (b)	110,000	95,401
2.85%, 10/15/2050	340,000	314,531

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 8/15/2048	$ 100,000	$ 115,209
4.25%, 1/15/2049	150,000	173,584
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	50,000	52,199
3.00%, 2/11/2023	25,000	26,210
3.13%, 3/15/2026	55,000	59,852
4.50%, 2/11/2043	180,000	217,397
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	158,574
4.70%, 6/22/2047	150,000	153,684
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	144,367
4.50%, 3/15/2029	50,000	55,891
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	137,151
2.88%, 11/3/2022 (b)	50,000	51,726
3.35%, 5/3/2026	250,000	272,380
4.15%, 3/13/2043	25,000	28,599
4.35%, 11/3/2045	125,000	148,556
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	94,899
3.45%, 8/15/2027	100,000	109,141
4.50%, 3/1/2026	25,000	28,286
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	56,106
Equitable Holdings, Inc.:
3.90%, 4/20/2023	97,000	103,141
4.35%, 4/20/2028	150,000	167,698
5.00%, 4/20/2048	100,000	120,669
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	487,500
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (e)	70,000	69,740
4.85%, 4/17/2028	100,000	111,300
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	96,725
4.50%, 8/15/2028	50,000	56,205
First American Financial Corp. 4.60%, 11/15/2024	25,000	27,838
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	95,911
4.55%, 9/15/2028	25,000	28,786
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	14,717
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	72,571
4.40%, 3/15/2048	100,000	115,331
Kemper Corp. 2.40%, 9/30/2030 (b)	100,000	95,760
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	103,948
Security Description	Principal Amount	Value
3.80%, 3/1/2028	$ 35,000	$ 38,723
4.00%, 9/1/2023	15,000	16,225
4.35%, 3/1/2048	50,000	55,741
6.30%, 10/9/2037	50,000	66,638
Loews Corp.:
3.20%, 5/15/2030	15,000	15,904
3.75%, 4/1/2026	50,000	55,139
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	72,670
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	55,031
Markel Corp.:
3.50%, 11/1/2027	50,000	54,592
4.15%, 9/17/2050	50,000	55,139
5.00%, 5/20/2049	30,000	37,469
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/2023	150,000	157,669
3.75%, 3/14/2026	25,000	27,617
3.88%, 3/15/2024	100,000	109,561
4.38%, 3/15/2029	250,000	286,885
Mercury General Corp. 4.40%, 3/15/2027	50,000	56,332
MetLife, Inc.:
3.60%, 4/10/2024 (b)	300,000	326,208
4.05%, 3/1/2045	150,000	170,077
4.88%, 11/13/2043	200,000	252,466
6.40%, 12/15/2066	100,000	125,858
Series D, 4.37%, 9/15/2023	50,000	54,647
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	144,561
3.70%, 5/15/2029	50,000	54,918
Progressive Corp.:
4.00%, 3/1/2029	50,000	56,714
4.20%, 3/15/2048	100,000	117,021
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	109,530
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	181,103
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	219,200
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	85,662
5 year CMT + 3.04%, 3.70%, 10/1/2050 (b) (c)	600,000	604,944
Series MTN, 3.50%, 5/15/2024	50,000	54,479
Series MTN, 3.70%, 3/13/2051	100,000	105,829
Series MTN, 4.60%, 5/15/2044 (b)	75,000	89,815

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.63%, 6/21/2040	$ 25,000	$ 35,990
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	36,296
3.90%, 5/15/2029	50,000	54,795
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	32,441
Travelers Cos., Inc.:
2.55%, 4/27/2050 (b)	10,000	8,978
3.75%, 5/15/2046	10,000	10,903
4.00%, 5/30/2047	80,000	91,336
4.05%, 3/7/2048	100,000	115,298
4.10%, 3/4/2049	100,000	116,578
Series MTN, 6.25%, 6/15/2037	25,000	35,228
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	29,237
Unum Group:
4.00%, 6/15/2029 (b)	70,000	75,874
4.50%, 3/15/2025	25,000	27,928
4.50%, 12/15/2049	15,000	15,156
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	55,419
W R Berkley Corp. 3.55%, 3/30/2052	100,000	100,386
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	53,926
3.88%, 9/15/2049	70,000	74,689
4.50%, 9/15/2028	50,000	56,886
WR Berkley Corp. 4.00%, 5/12/2050	45,000	48,423
XLIT, Ltd. 5.50%, 3/31/2045	125,000	160,365
		13,057,652
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041 (b)	500,000	452,845
3.15%, 2/9/2051	500,000	469,080
3.40%, 12/6/2027	200,000	214,458
3.60%, 11/28/2024	75,000	81,418
4.20%, 12/6/2047	260,000	286,676
Alphabet, Inc.:
0.45%, 8/15/2025 (b)	500,000	489,885
1.10%, 8/15/2030	165,000	151,792
1.90%, 8/15/2040	350,000	303,285
2.00%, 8/15/2026	250,000	260,180
2.05%, 8/15/2050	250,000	206,660
Amazon.com, Inc.:
0.40%, 6/3/2023	250,000	250,750
0.80%, 6/3/2025	815,000	811,887
1.50%, 6/3/2030	235,000	223,776
2.40%, 2/22/2023	200,000	207,592
2.50%, 11/29/2022	25,000	25,789
2.50%, 6/3/2050	390,000	349,023
Security Description	Principal Amount	Value
2.70%, 6/3/2060	$ 530,000	$ 471,753
2.80%, 8/22/2024	100,000	107,126
3.15%, 8/22/2027	100,000	109,320
3.80%, 12/5/2024	30,000	33,225
3.88%, 8/22/2037	125,000	142,638
4.05%, 8/22/2047	125,000	145,647
4.25%, 8/22/2057	150,000	180,486
4.95%, 12/5/2044	125,000	163,022
5.20%, 12/3/2025	50,000	58,838
Baidu, Inc. 2.88%, 7/6/2022	250,000	256,107
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	273,397
4.10%, 4/13/2025	100,000	111,600
4.63%, 4/13/2030	100,000	116,237
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	180,668
eBay, Inc.:
1.90%, 3/11/2025	140,000	143,672
2.70%, 3/11/2030	100,000	101,094
2.75%, 1/30/2023 (b)	150,000	156,144
3.45%, 8/1/2024	25,000	26,941
Expedia Group, Inc.:
2.95%, 3/15/2031 (e)	55,000	54,208
3.25%, 2/15/2030	35,000	35,419
3.80%, 2/15/2028	50,000	52,823
4.63%, 8/1/2027 (e)	90,000	100,046
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	150,000	153,280
		7,958,787
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	52,121
3.88%, 1/15/2026	100,000	105,458
4.20%, 6/10/2024	50,000	53,974
4.25%, 3/1/2025	50,000	53,648
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	247,972
4.13%, 2/1/2025	100,000	102,916
Golub Capital BDC, Inc. 2.50%, 8/24/2026	60,000	58,721
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	84,414
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	253,332
4.00%, 3/30/2025	50,000	52,597
		1,065,153
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	15,000	15,431
2.70%, 6/1/2030	15,000	15,329
2.98%, 12/15/2055 (e)	50,000	45,428
4.00%, 8/1/2023	25,000	26,753

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	$ 40,000	$ 39,606
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,804
2.80%, 12/15/2024	25,000	26,500
3.25%, 10/15/2050	20,000	18,718
3.45%, 4/15/2030	40,000	42,795
Vale Overseas, Ltd.:
6.25%, 8/10/2026	150,000	178,091
6.88%, 11/10/2039	300,000	400,212
8.25%, 1/17/2034 (b)	25,000	35,120
		853,787
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	52,504
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	53,723
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	66,723
3.20%, 8/8/2024	45,000	46,919
3.50%, 8/18/2026 (b)	30,000	31,296
3.90%, 8/8/2029	40,000	41,097
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	26,657
Series EE, 5.75%, 5/1/2025	290,000	332,282
Series GG, 3.50%, 10/15/2032	500,000	516,970
Sands China, Ltd. 5.13%, 8/8/2025	250,000	278,910
		1,447,081
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	50,000	51,396
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	65,000	64,915
0.65%, 7/7/2023	500,000	502,675
0.90%, 3/2/2026	100,000	98,318
Series MTN, 0.45%, 9/14/2023	250,000	250,145
Series MTN, 0.80%, 11/13/2025	30,000	29,430
Series MTN, 0.95%, 5/13/2022	100,000	100,765
Series MTN, 1.95%, 11/18/2022	300,000	308,037
Series MTN, 2.40%, 6/6/2022	150,000	153,673
Series MTN, 3.75%, 11/24/2023	25,000	27,189
Security Description	Principal Amount	Value
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	$ 100,000	$ 103,194
2.60%, 4/9/2030	95,000	97,494
3.25%, 4/9/2050	125,000	127,901
3.80%, 8/15/2042	125,000	140,750
4.75%, 5/15/2064	25,000	32,836
Oshkosh Corp. 3.10%, 3/1/2030	10,000	10,302
		2,099,020
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
4.20%, 1/15/2024	100,000	108,945
4.38%, 4/5/2022	15,000	15,549
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	16,628
Deere & Co.:
2.60%, 6/8/2022	25,000	25,537
2.88%, 9/7/2049	35,000	34,018
3.90%, 6/9/2042	225,000	257,411
Flowserve Corp. 3.50%, 10/1/2030	35,000	35,636
IDEX Corp. 3.00%, 5/1/2030	25,000	25,716
John Deere Capital Corp.:
0.70%, 1/15/2026 (b)	100,000	97,819
1.45%, 1/15/2031 (b)	70,000	65,050
3.65%, 10/12/2023	100,000	108,034
Series GMTN, 3.45%, 6/7/2023	25,000	26,648
Series MTN, 0.25%, 1/17/2023	100,000	99,991
Series MTN, 0.45%, 1/17/2024	100,000	99,953
Series MTN, 1.50%, 3/6/2028	100,000	97,372
Series MTN, 2.15%, 9/8/2022	150,000	154,038
Series MTN, 2.25%, 9/14/2026	100,000	104,628
Series MTN, 2.60%, 3/7/2024	65,000	68,828
Series MTN, 2.80%, 3/6/2023	150,000	157,128
Series MTN, 2.80%, 7/18/2029	50,000	52,399
Series MTN, 3.40%, 9/11/2025	25,000	27,373
Series MTN, 3.45%, 3/13/2025	100,000	109,351
nVent Finance Sarl 4.55%, 4/15/2028	50,000	52,910
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	618,678
2.57%, 2/15/2030	250,000	251,697

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.11%, 2/15/2040	$ 250,000	$ 247,275
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	93,888
4.20%, 3/1/2049	250,000	296,760
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	50,000	54,372
4.95%, 9/15/2028	300,000	341,964
Xylem, Inc. 1.95%, 1/30/2028	45,000	44,935
		3,790,531
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	325,143
2.80%, 4/1/2031	290,000	285,563
3.50%, 6/1/2041	500,000	474,620
3.70%, 4/1/2051	730,000	682,302
3.85%, 4/1/2061	100,000	91,658
4.20%, 3/15/2028	250,000	275,805
4.46%, 7/23/2022	150,000	156,390
4.80%, 3/1/2050	155,000	166,884
4.91%, 7/23/2025	50,000	56,744
5.05%, 3/30/2029	100,000	115,001
5.38%, 5/1/2047	150,000	174,054
6.48%, 10/23/2045	185,000	242,496
Class USD, 4.50%, 2/1/2024	100,000	109,416
Comcast Corp.:
1.50%, 2/15/2031	150,000	138,925
1.95%, 1/15/2031	70,000	67,439
2.45%, 8/15/2052 (b)	115,000	97,994
2.65%, 8/15/2062 (b)	75,000	63,782
2.80%, 1/15/2051	55,000	50,423
3.10%, 4/1/2025	535,000	577,217
3.15%, 3/1/2026	225,000	243,961
3.15%, 2/15/2028	200,000	215,924
3.20%, 7/15/2036	250,000	260,747
3.30%, 2/1/2027	150,000	163,582
3.30%, 4/1/2027	100,000	109,141
3.40%, 4/1/2030	550,000	594,990
3.40%, 7/15/2046	100,000	102,927
3.60%, 3/1/2024 (b)	25,000	27,190
3.70%, 4/15/2024	500,000	545,575
3.75%, 4/1/2040	250,000	274,512
3.90%, 3/1/2038	150,000	168,220
3.95%, 10/15/2025	350,000	391,027
4.00%, 11/1/2049	69,000	76,903
4.15%, 10/15/2028	250,000	285,897
4.20%, 8/15/2034	100,000	115,114
4.25%, 10/15/2030	50,000	57,687
4.25%, 1/15/2033	50,000	58,036
4.60%, 10/15/2038	305,000	368,193
Security Description	Principal Amount	Value
4.65%, 7/15/2042	$ 75,000	$ 91,125
4.70%, 10/15/2048	500,000	617,810
4.95%, 10/15/2058	105,000	137,763
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	107,808
3.95%, 3/20/2028	30,000	32,763
4.00%, 9/15/2055 (e)	265,000	261,587
4.65%, 5/15/2050	250,000	275,382
5.20%, 9/20/2047	100,000	117,498
Fox Corp.:
4.03%, 1/25/2024	25,000	27,152
4.71%, 1/25/2029	40,000	46,109
5.48%, 1/25/2039	275,000	343,359
5.58%, 1/25/2049	25,000	31,881
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	54,976
6.13%, 1/31/2046	100,000	127,126
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	54,074
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	106,867
5.50%, 9/1/2041	425,000	507,497
5.88%, 11/15/2040	50,000	62,118
6.75%, 6/15/2039	50,000	66,936
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026 (b)	50,000	53,846
Series GMTN, 3.15%, 9/17/2025	25,000	27,051
Series MTN, 3.00%, 7/30/2046	75,000	72,550
ViacomCBS, Inc.:
2.90%, 1/15/2027	125,000	131,296
3.70%, 6/1/2028	50,000	54,179
4.20%, 6/1/2029	200,000	222,544
4.38%, 3/15/2043	25,000	27,001
4.75%, 5/15/2025	250,000	282,667
4.95%, 1/15/2031	250,000	295,315
4.95%, 5/19/2050 (b)	200,000	234,836
5.85%, 9/1/2043	200,000	255,686
Walt Disney Co.:
1.65%, 9/1/2022	20,000	20,368
1.75%, 8/30/2024	50,000	51,561
1.75%, 1/13/2026	105,000	107,303
2.00%, 9/1/2029	185,000	182,501
2.20%, 1/13/2028	70,000	71,431
2.65%, 1/13/2031	440,000	449,412
3.35%, 3/24/2025	250,000	271,052
3.38%, 11/15/2026	100,000	109,426
3.50%, 5/13/2040	650,000	688,018
3.60%, 1/13/2051	75,000	79,774
3.70%, 10/15/2025	100,000	110,101
3.80%, 5/13/2060	90,000	98,843
4.00%, 10/1/2023	100,000	108,347
4.70%, 3/23/2050	150,000	188,083

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 10/1/2043	$ 75,000	$ 100,045
6.65%, 11/15/2037	250,000	365,755
		15,940,304
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	77,462
Timken Co. 4.50%, 12/15/2028	20,000	21,510
		98,972
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	30,921
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	329,577
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (b)	125,000	143,470
5.00%, 9/30/2043	50,000	64,624
Newmont Corp.:
2.25%, 10/1/2030	65,000	63,315
2.80%, 10/1/2029	80,000	82,238
3.70%, 3/15/2023	7,000	7,356
4.88%, 3/15/2042	50,000	61,034
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (b)	25,000	28,737
4.75%, 3/22/2042	150,000	186,004
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	274,277
Southern Copper Corp. 5.88%, 4/23/2045 (b)	357,000	469,409
		1,740,962
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023	100,000	102,641
2.00%, 2/14/2025 (b)	100,000	103,888
2.38%, 8/26/2029 (b)	100,000	102,024
2.88%, 10/15/2027	225,000	241,528
3.25%, 8/26/2049	60,000	61,347
Series MTN, 3.38%, 3/1/2029	50,000	54,686
Series MTN, 3.63%, 10/15/2047 (b)	25,000	27,158
Series MTN, 4.00%, 9/14/2048 (b)	30,000	34,410
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	65,417
Eaton Corp.:
3.10%, 9/15/2027	100,000	107,853
4.15%, 11/2/2042	25,000	28,244
General Electric Co.:
3.45%, 5/1/2027	45,000	48,870
Security Description	Principal Amount	Value
3.63%, 5/1/2030 (b)	$ 800,000	$ 861,216
4.13%, 10/9/2042	18,000	19,383
4.25%, 5/1/2040	305,000	335,067
4.35%, 5/1/2050	305,000	338,855
Series GMTN, 3.45%, 5/15/2024	50,000	53,734
Series MTN, 5.88%, 1/14/2038	50,000	64,694
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	372,157
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	37,128
4.00%, 6/14/2049	40,000	44,978
Series MTN, 3.30%, 11/21/2024	50,000	53,900
Textron, Inc.:
2.45%, 3/15/2031	30,000	29,127
3.90%, 9/17/2029	50,000	54,433
4.00%, 3/15/2026	50,000	54,788
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	34,073
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	109,928
		3,441,527
OIL & GAS — 1.4%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	500,000	472,375
2.94%, 6/4/2051	105,000	93,721
3.00%, 2/24/2050	250,000	228,495
3.02%, 1/16/2027 (b)	200,000	213,686
3.22%, 4/14/2024	200,000	214,614
3.38%, 2/8/2061	650,000	602,998
3.59%, 4/14/2027	250,000	274,285
3.63%, 4/6/2030 (b)	200,000	219,168
3.94%, 9/21/2028	100,000	111,356
BP Capital Markets PLC 3.81%, 2/10/2024	900,000	980,883
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023 (b)	250,000	259,510
3.85%, 6/1/2027	50,000	54,129
3.90%, 2/1/2025	25,000	26,967
Series GMTN, 4.95%, 6/1/2047	100,000	115,886
Cenovus Energy, Inc. 5.38%, 7/15/2025	500,000	562,660
Chevron Corp.:
1.14%, 5/11/2023	250,000	254,350
1.55%, 5/11/2025	885,000	902,983
2.00%, 5/11/2027	350,000	358,351
2.24%, 5/11/2030	100,000	99,681
2.90%, 3/3/2024	750,000	799,237
2.95%, 5/16/2026	50,000	53,669

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.98%, 5/11/2040	$ 45,000	$ 44,701
3.08%, 5/11/2050	100,000	96,667
3.19%, 6/24/2023	25,000	26,400
Chevron USA, Inc.:
0.33%, 8/12/2022 (b)	65,000	65,044
0.43%, 8/11/2023 (b)	30,000	30,056
0.69%, 8/12/2025	65,000	63,874
1.02%, 8/12/2027	40,000	38,488
2.34%, 8/12/2050	65,000	54,727
4.95%, 8/15/2047	250,000	313,552
5.25%, 11/15/2043	50,000	65,119
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	272,150
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	319,071
4.38%, 5/2/2028	250,000	276,317
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	115,931
ConocoPhillips:
3.75%, 10/1/2027 (e)	300,000	331,239
6.50%, 2/1/2039	75,000	107,149
ConocoPhillips Co.:
4.95%, 3/15/2026 (b)	200,000	232,230
5.95%, 3/15/2046 (b)	200,000	276,810
6.95%, 4/15/2029	50,000	66,576
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	27,362
5.85%, 12/15/2025	50,000	58,312
Diamondback Energy, Inc.:
0.90%, 3/24/2023	40,000	40,024
2.88%, 12/1/2024	60,000	63,307
3.13%, 3/24/2031	45,000	44,950
3.25%, 12/1/2026	45,000	47,393
3.50%, 12/1/2029	100,000	103,935
4.40%, 3/24/2051	35,000	35,869
Ecopetrol SA:
4.13%, 1/16/2025	100,000	106,687
5.88%, 5/28/2045	225,000	238,516
6.88%, 4/29/2030 (b)	250,000	303,647
7.38%, 9/18/2043	50,000	61,096
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	103,806
3.90%, 4/1/2035	25,000	26,911
4.38%, 4/15/2030 (b)	30,000	34,492
4.95%, 4/15/2050	35,000	42,847
Equinor ASA:
2.65%, 1/15/2024 (b)	75,000	79,203
2.88%, 4/6/2025	250,000	267,087
3.25%, 11/18/2049	305,000	299,056
3.63%, 9/10/2028 (b)	50,000	54,948
3.63%, 4/6/2040	100,000	107,141
3.70%, 3/1/2024	300,000	326,421
3.95%, 5/15/2043	50,000	54,435
Security Description	Principal Amount	Value
4.80%, 11/8/2043	$ 30,000	$ 36,518
Exxon Mobil Corp.:
1.57%, 4/15/2023	150,000	153,678
1.90%, 8/16/2022	20,000	20,447
2.02%, 8/16/2024	50,000	52,164
2.44%, 8/16/2029	50,000	50,877
2.61%, 10/15/2030	300,000	305,433
2.99%, 3/19/2025	650,000	696,650
3.00%, 8/16/2039	50,000	48,808
3.10%, 8/16/2049	50,000	47,268
3.29%, 3/19/2027 (b)	350,000	384,541
3.45%, 4/15/2051	545,000	549,338
3.48%, 3/19/2030	250,000	271,765
4.11%, 3/1/2046	125,000	137,900
4.23%, 3/19/2040	105,000	118,121
4.33%, 3/19/2050	250,000	287,020
Hess Corp.:
5.60%, 2/15/2041	75,000	86,615
5.80%, 4/1/2047	250,000	297,050
HollyFrontier Corp. 2.63%, 10/1/2023	45,000	46,361
Husky Energy, Inc. 4.40%, 4/15/2029	100,000	106,841
Marathon Oil Corp.:
2.80%, 11/1/2022	9,000	9,283
4.40%, 7/15/2027 (b)	50,000	55,033
5.20%, 6/1/2045	50,000	55,071
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	54,044
3.80%, 4/1/2028 (b)	30,000	32,496
4.50%, 5/1/2023	250,000	268,195
4.50%, 4/1/2048	25,000	26,428
4.70%, 5/1/2025	350,000	393,466
5.13%, 12/15/2026	150,000	174,847
Nexen, Inc. 5.88%, 3/10/2035	100,000	123,614
Petro-Canada 5.35%, 7/15/2033	25,000	29,356
Phillips 66:
2.15%, 12/15/2030 (b)	150,000	142,152
3.70%, 4/6/2023	520,000	551,299
3.85%, 4/9/2025 (b)	180,000	197,140
3.90%, 3/15/2028	50,000	55,124
4.30%, 4/1/2022	35,000	36,315
4.88%, 11/15/2044	95,000	112,157
Pioneer Natural Resources Co.:
0.75%, 1/15/2024	105,000	104,785
1.13%, 1/15/2026	95,000	93,404
2.15%, 1/15/2031	70,000	66,076
4.45%, 1/15/2026	50,000	56,346
Shell International Finance B.V.:
0.38%, 9/15/2023	200,000	199,844
2.38%, 4/6/2025	250,000	263,055
2.38%, 11/7/2029	100,000	100,725

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 9/12/2026	$ 150,000	$ 157,651
2.75%, 4/6/2030	250,000	258,420
3.13%, 11/7/2049	100,000	96,311
3.25%, 5/11/2025	100,000	108,411
3.25%, 4/6/2050 (b)	500,000	491,720
4.00%, 5/10/2046	100,000	111,246
4.13%, 5/11/2035	75,000	85,534
4.38%, 5/11/2045	250,000	291,982
4.55%, 8/12/2043	250,000	297,220
5.50%, 3/25/2040	25,000	33,281
Suncor Energy, Inc.:
2.80%, 5/15/2023	45,000	47,019
3.10%, 5/15/2025	40,000	42,715
3.60%, 12/1/2024	25,000	27,206
3.75%, 3/4/2051	285,000	277,661
4.00%, 11/15/2047	70,000	71,550
6.50%, 6/15/2038	50,000	66,816
Total Capital International SA:
2.99%, 6/29/2041	500,000	480,245
3.13%, 5/29/2050	200,000	189,210
3.75%, 4/10/2024	375,000	411,277
Total Capital SA 3.88%, 10/11/2028 (b)	25,000	28,182
Valero Energy Corp.:
1.20%, 3/15/2024	1,000,000	1,003,350
2.15%, 9/15/2027	250,000	245,542
2.85%, 4/15/2025	55,000	57,473
3.40%, 9/15/2026	50,000	53,448
6.63%, 6/15/2037	250,000	324,902
		24,378,572
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	103,735
3.34%, 12/15/2027	50,000	53,497
4.08%, 12/15/2047	150,000	159,922
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	499,185
3.80%, 11/15/2025	22,000	24,210
4.85%, 11/15/2035	150,000	167,646
5.00%, 11/15/2045	35,000	38,868
7.45%, 9/15/2039	25,000	34,974
NOV, Inc. 3.60%, 12/1/2029	100,000	100,612
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	150,910
		1,333,559
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 1.57%, 1/15/2026 (e)	250,000	246,112
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	26,079
Security Description	Principal Amount	Value
3.40%, 12/15/2027	$ 35,000	$ 38,173
4.05%, 12/15/2049	10,000	11,146
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	508,450
3.38%, 9/15/2027	100,000	108,356
3.75%, 3/15/2025	100,000	108,933
4.20%, 6/1/2032	50,000	56,209
		1,103,458
PHARMACEUTICALS — 1.9%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	638,329
2.90%, 11/6/2022	25,000	25,934
2.95%, 11/21/2026	605,000	644,035
3.20%, 5/14/2026	200,000	215,494
3.20%, 11/21/2029	245,000	260,107
3.25%, 10/1/2022	500,000	516,820
3.60%, 5/14/2025	350,000	381,104
3.75%, 11/14/2023	235,000	253,184
3.80%, 3/15/2025	425,000	464,810
3.85%, 6/15/2024	50,000	54,345
4.05%, 11/21/2039	700,000	780,332
4.25%, 11/14/2028 (b)	35,000	39,905
4.25%, 11/21/2049	340,000	384,866
4.30%, 5/14/2036	50,000	57,275
4.40%, 11/6/2042	50,000	57,968
4.45%, 5/14/2046	150,000	173,511
4.50%, 5/14/2035	50,000	58,199
4.55%, 3/15/2035	350,000	407,781
4.75%, 3/15/2045	75,000	89,491
4.88%, 11/14/2048	25,000	30,566
AmerisourceBergen Corp.:
0.74%, 3/15/2023	105,000	105,092
2.70%, 3/15/2031	200,000	199,480
2.80%, 5/15/2030	100,000	102,055
3.45%, 12/15/2027	50,000	54,492
AstraZeneca PLC:
0.70%, 4/8/2026	500,000	481,465
2.38%, 6/12/2022	400,000	408,720
3.38%, 11/16/2025	35,000	38,123
3.50%, 8/17/2023	50,000	53,317
4.00%, 1/17/2029	35,000	39,268
4.00%, 9/18/2042	25,000	27,930
4.38%, 8/17/2048	40,000	47,118
6.45%, 9/15/2037	25,000	35,641
Becton Dickinson and Co.:
1.96%, 2/11/2031	65,000	61,661
2.89%, 6/6/2022	200,000	205,204
3.36%, 6/6/2024	50,000	53,609
3.70%, 6/6/2027	163,000	179,659
3.73%, 12/15/2024	50,000	54,619
4.67%, 6/6/2047	210,000	250,963
4.69%, 12/15/2044	20,000	23,820
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	35,000	35,013

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
0.75%, 11/13/2025 (b)	$ 50,000	$ 49,182
1.13%, 11/13/2027 (b)	50,000	48,261
1.45%, 11/13/2030	30,000	28,018
2.35%, 11/13/2040	520,000	472,888
2.55%, 11/13/2050	30,000	26,706
2.60%, 5/16/2022	50,000	51,290
2.90%, 7/26/2024	319,000	340,695
3.25%, 2/20/2023	48,000	50,440
3.25%, 2/27/2027 (b)	250,000	273,107
3.25%, 8/1/2042	50,000	51,835
3.40%, 7/26/2029	500,000	546,180
3.88%, 8/15/2025	130,000	144,500
3.90%, 2/20/2028	100,000	112,268
4.13%, 6/15/2039	535,000	622,489
4.25%, 10/26/2049	150,000	176,692
4.35%, 11/15/2047	225,000	267,460
4.55%, 2/20/2048	100,000	122,118
5.00%, 8/15/2045	114,000	146,489
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	265,945
3.41%, 6/15/2027	300,000	324,705
4.90%, 9/15/2045	25,000	28,967
Cigna Corp.:
1.25%, 3/15/2026	65,000	64,157
2.38%, 3/15/2031	560,000	551,085
2.40%, 3/15/2030	120,000	118,868
3.05%, 10/15/2027	50,000	53,430
3.20%, 3/15/2040	585,000	586,369
3.40%, 3/15/2050	415,000	410,763
3.40%, 3/15/2051	540,000	531,587
3.75%, 7/15/2023	36,000	38,478
4.38%, 10/15/2028	310,000	354,817
4.80%, 8/15/2038	60,000	72,009
4.90%, 12/15/2048	295,000	361,446
6.13%, 11/15/2041	25,000	33,931
CVS Health Corp.:
1.30%, 8/21/2027	300,000	288,804
1.88%, 2/28/2031	250,000	235,132
2.70%, 8/21/2040	850,000	780,742
2.88%, 6/1/2026	210,000	223,316
3.38%, 8/12/2024	25,000	26,904
3.50%, 7/20/2022	200,000	207,074
3.70%, 3/9/2023	41,000	43,489
3.75%, 4/1/2030	250,000	272,752
3.88%, 7/20/2025	20,000	22,104
4.10%, 3/25/2025 (b)	311,000	345,005
4.13%, 4/1/2040	350,000	385,819
4.30%, 3/25/2028	460,000	522,155
4.78%, 3/25/2038	675,000	797,060
4.88%, 7/20/2035	45,000	53,330
5.05%, 3/25/2048	300,000	368,259
5.13%, 7/20/2045	185,000	227,385
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	100,000	84,677
2.35%, 5/15/2022	300,000	306,900
Security Description	Principal Amount	Value
2.50%, 9/15/2060	$ 250,000	$ 212,385
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	100,185
2.88%, 6/1/2022	100,000	102,769
3.00%, 6/1/2024	70,000	74,874
3.38%, 6/1/2029 (b)	85,000	92,934
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	26,181
3.38%, 5/15/2023	100,000	106,251
3.63%, 5/15/2025 (b)	55,000	60,425
3.88%, 5/15/2028	100,000	112,946
4.20%, 3/18/2043	25,000	29,736
6.38%, 5/15/2038	50,000	73,566
Johnson & Johnson:
0.55%, 9/1/2025	800,000	788,304
0.95%, 9/1/2027	65,000	62,973
1.30%, 9/1/2030	570,000	534,763
2.10%, 9/1/2040	65,000	59,203
2.25%, 9/1/2050 (b)	100,000	88,944
2.45%, 3/1/2026	30,000	31,857
2.45%, 9/1/2060 (b)	65,000	57,247
2.90%, 1/15/2028	250,000	270,085
3.38%, 12/5/2023	25,000	27,025
3.40%, 1/15/2038	100,000	110,051
3.55%, 3/1/2036	150,000	168,360
3.63%, 3/3/2037	200,000	225,906
3.75%, 3/3/2047	100,000	114,025
4.50%, 12/5/2043	50,000	62,755
McKesson Corp.:
0.90%, 12/3/2025	370,000	362,038
2.85%, 3/15/2023	25,000	25,944
3.95%, 2/16/2028	60,000	67,078
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	30,206
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	344,445
1.45%, 6/24/2030	55,000	52,069
2.35%, 6/24/2040	70,000	65,120
2.40%, 9/15/2022	25,000	25,627
2.75%, 2/10/2025 (b)	325,000	346,005
2.90%, 3/7/2024	45,000	48,129
3.40%, 3/7/2029	100,000	110,298
3.60%, 9/15/2042	25,000	27,482
3.70%, 2/10/2045	50,000	54,972
3.90%, 3/7/2039	100,000	113,851
4.00%, 3/7/2049	65,000	74,938
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	102,926
2.00%, 2/14/2027	100,000	103,032
2.20%, 8/14/2030	100,000	100,616
2.40%, 5/17/2022	300,000	306,501
2.75%, 8/14/2050	65,000	61,797
3.00%, 11/20/2025	25,000	26,982
3.10%, 5/17/2027	30,000	32,537
3.40%, 5/6/2024	25,000	27,090

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/20/2045	$ 50,000	$ 57,823
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	54,242
Pfizer, Inc.:
0.80%, 5/28/2025	750,000	745,035
1.70%, 5/28/2030 (b)	150,000	144,459
2.55%, 5/28/2040	150,000	143,269
2.70%, 5/28/2050	250,000	232,132
2.95%, 3/15/2024 (b)	100,000	107,461
3.00%, 12/15/2026	150,000	163,359
3.20%, 9/15/2023	50,000	53,364
3.40%, 5/15/2024	25,000	27,117
3.45%, 3/15/2029	100,000	109,752
3.60%, 9/15/2028 (b)	100,000	110,748
3.90%, 3/15/2039	25,000	28,450
4.00%, 12/15/2036	150,000	171,948
4.00%, 3/15/2049	100,000	115,543
4.10%, 9/15/2038	200,000	232,692
4.20%, 9/15/2048	35,000	41,395
7.20%, 3/15/2039	75,000	117,664
Sanofi 3.63%, 6/19/2028	100,000	111,692
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	100,000	105,153
3.20%, 9/23/2026	30,000	32,275
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	250,000	240,530
3.03%, 7/9/2040	200,000	193,514
3.18%, 7/9/2050	500,000	473,570
4.40%, 11/26/2023	100,000	109,318
5.00%, 11/26/2028	100,000	118,188
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	294,295
Viatris, Inc.:
1.13%, 6/22/2022 (e)	500,000	502,870
2.70%, 6/22/2030 (e)	150,000	148,108
3.85%, 6/22/2040 (e)	500,000	512,280
4.00%, 6/22/2050 (e)	150,000	153,076
Wyeth LLC 6.00%, 2/15/2036	25,000	34,489
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	53,434
3.00%, 5/15/2050	105,000	100,217
3.90%, 8/20/2028	50,000	55,604
4.45%, 8/20/2048	25,000	29,938
4.70%, 2/1/2043	25,000	30,251
		32,568,075
PIPELINES — 0.8%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	45,303
4.80%, 5/3/2029	40,000	44,313
Security Description	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	$ 90,000	$ 95,118
Enable Midstream Partners L.P.:
4.15%, 9/15/2029	100,000	103,866
4.40%, 3/15/2027	50,000	54,122
4.95%, 5/15/2028	30,000	33,160
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	51,409
3.70%, 7/15/2027	50,000	54,424
4.00%, 11/15/2049	100,000	102,151
4.25%, 12/1/2026	50,000	55,874
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	500,000	521,060
4.20%, 4/15/2027	50,000	54,556
4.75%, 1/15/2026	225,000	249,862
5.00%, 5/15/2050	250,000	259,125
5.15%, 2/1/2043	25,000	25,492
5.15%, 3/15/2045	225,000	232,306
5.25%, 4/15/2029	275,000	313,472
5.88%, 1/15/2024	250,000	278,460
6.25%, 4/15/2049	275,000	324,362
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	105,602
3.20%, 2/15/2052	200,000	182,310
3.70%, 1/31/2051	500,000	493,730
3.75%, 2/15/2025 (b)	75,000	82,069
3.95%, 2/15/2027	200,000	223,206
4.15%, 10/16/2028	25,000	28,248
4.20%, 1/31/2050	65,000	69,283
4.80%, 2/1/2049	25,000	28,820
4.85%, 3/15/2044	50,000	57,808
4.90%, 5/15/2046	50,000	58,151
5.10%, 2/15/2045	200,000	235,730
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	250,000	235,280
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	150,867
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	29,295
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	110,000	102,048
3.15%, 1/15/2023	450,000	469,687
3.25%, 8/1/2050 (b)	650,000	576,329
3.60%, 2/15/2051	100,000	93,279
4.30%, 6/1/2025	300,000	335,190
5.05%, 2/15/2046	50,000	56,423
5.30%, 12/1/2034	200,000	237,386
5.55%, 6/1/2045	150,000	179,565

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	$ 50,000	$ 50,568
4.85%, 2/1/2049	275,000	306,182
5.00%, 3/1/2026	50,000	57,452
MPLX L.P.:
1.75%, 3/1/2026	35,000	34,970
2.65%, 8/15/2030	500,000	490,325
3.50%, 12/1/2022	75,000	78,353
4.00%, 3/15/2028	35,000	38,659
4.50%, 4/15/2038	180,000	196,623
4.70%, 4/15/2048	100,000	108,091
4.80%, 2/15/2029	105,000	120,187
4.88%, 6/1/2025	50,000	56,303
4.90%, 4/15/2058	25,000	27,029
5.20%, 3/1/2047	100,000	114,383
5.20%, 12/1/2047	100,000	113,018
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,826
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	25,452
2.75%, 9/1/2024	100,000	104,968
3.10%, 3/15/2030 (b)	25,000	25,161
3.40%, 9/1/2029	100,000	102,773
4.00%, 7/13/2027	30,000	32,546
4.45%, 9/1/2049	40,000	40,041
4.50%, 3/15/2050	25,000	25,376
4.55%, 7/15/2028	50,000	55,297
4.95%, 7/13/2047	150,000	159,129
5.20%, 7/15/2048	25,000	27,442
Phillips 66 Partners L.P.:
2.45%, 12/15/2024 (b)	100,000	104,123
3.15%, 12/15/2029	100,000	101,711
3.55%, 10/1/2026	10,000	10,715
3.75%, 3/1/2028	25,000	26,789
4.90%, 10/1/2046	10,000	10,952
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	26,623
4.50%, 12/15/2026	50,000	54,895
4.65%, 10/15/2025	400,000	439,076
4.70%, 6/15/2044	25,000	23,948
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	109,904
5.63%, 3/1/2025	200,000	228,838
5.75%, 5/15/2024	75,000	84,743
5.88%, 6/30/2026	250,000	293,215
4.50%, 5/15/2030	250,000	280,562
Spectra Energy Partners L.P. 4.75%, 3/15/2024 (b)	350,000	385,864
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	53,740
5.30%, 4/1/2044	25,000	25,820
5.35%, 5/15/2045	25,000	26,283
Security Description	Principal Amount	Value
5.40%, 10/1/2047	$ 150,000	$ 160,489
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	102,839
4.10%, 4/15/2030	200,000	223,426
4.63%, 3/1/2034	250,000	281,677
4.75%, 5/15/2038	100,000	114,689
7.63%, 1/15/2039	25,000	37,548
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	787,860
7.85%, 2/1/2026	200,000	253,680
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	55,435
Williams Cos., Inc.:
3.50%, 11/15/2030 (b)	100,000	106,069
3.70%, 1/15/2023	20,000	20,926
3.75%, 6/15/2027	200,000	218,366
3.90%, 1/15/2025	50,000	54,192
4.55%, 6/24/2024	65,000	71,661
5.10%, 9/15/2045	125,000	143,988
5.75%, 6/24/2044	25,000	30,492
		14,296,033
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	116,165
3.00%, 5/18/2051	250,000	227,592
3.38%, 8/15/2031	60,000	63,272
3.45%, 4/30/2025	100,000	108,525
4.00%, 2/1/2050	100,000	106,976
4.70%, 7/1/2030	35,000	40,729
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	50,000	53,684
3.63%, 11/15/2027	30,000	32,739
American Tower Corp.:
1.50%, 1/31/2028	500,000	477,480
2.75%, 1/15/2027	200,000	208,952
3.00%, 6/15/2023	250,000	263,175
3.10%, 6/15/2050	100,000	91,914
3.13%, 1/15/2027	100,000	106,589
3.38%, 10/15/2026	75,000	81,007
3.50%, 1/31/2023	50,000	52,638
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,744
Series GMTN, 2.95%, 5/11/2026	50,000	53,468
Series MTN, 2.45%, 1/15/2031	70,000	69,765
Series MTN, 3.20%, 1/15/2028 (b)	40,000	42,409

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.30%, 6/1/2029	$ 65,000	$ 69,277
Series MTN, 3.90%, 10/15/2046	50,000	54,436
Boston Properties L.P.:
2.55%, 4/1/2032	200,000	191,600
2.75%, 10/1/2026	150,000	157,978
2.90%, 3/15/2030	35,000	35,354
3.40%, 6/21/2029	100,000	105,476
3.65%, 2/1/2026	100,000	109,212
3.85%, 2/1/2023	75,000	78,803
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	50,000	49,058
3.65%, 6/15/2024	50,000	53,925
4.05%, 7/1/2030	25,000	26,985
4.13%, 6/15/2026	50,000	55,400
4.13%, 5/15/2029	100,000	108,326
Camden Property Trust:
3.15%, 7/1/2029	65,000	68,631
4.10%, 10/15/2028	20,000	22,438
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	57,395
Corporate Office Properties L.P.:
2.25%, 3/15/2026	35,000	35,628
2.75%, 4/15/2031	40,000	38,673
Crown Castle International Corp.:
2.10%, 4/1/2031	500,000	472,020
2.90%, 4/1/2041	500,000	459,830
3.20%, 9/1/2024	250,000	268,150
3.65%, 9/1/2027	150,000	163,981
3.70%, 6/15/2026	15,000	16,389
4.00%, 3/1/2027	20,000	22,130
4.75%, 5/15/2047	100,000	114,271
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	101,713
4.38%, 2/15/2029	30,000	33,487
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	158,460
3.45%, 11/15/2029	60,000	61,700
Digital Realty Trust L.P. 3.70%, 8/15/2027	150,000	165,036
Duke Realty L.P.:
1.75%, 2/1/2031	70,000	65,109
3.05%, 3/1/2050	10,000	9,232
4.00%, 9/15/2028	100,000	111,005
Equinix, Inc.:
1.00%, 9/15/2025	150,000	147,105
1.55%, 3/15/2028	75,000	71,761
2.63%, 11/18/2024	65,000	68,485
2.95%, 9/15/2051	150,000	131,376
3.20%, 11/18/2029	45,000	46,629
5.38%, 5/15/2027	60,000	64,446
Security Description	Principal Amount	Value
ERP Operating L.P.:
3.00%, 7/1/2029	$ 25,000	$ 26,024
3.50%, 3/1/2028	100,000	108,161
4.00%, 8/1/2047	50,000	54,823
4.15%, 12/1/2028	100,000	112,246
Essex Portfolio L.P.:
1.70%, 3/1/2028	165,000	159,075
3.00%, 1/15/2030	25,000	25,600
3.63%, 5/1/2027	50,000	54,514
4.00%, 3/1/2029 (b)	65,000	71,830
4.50%, 3/15/2048	50,000	56,737
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	77,519
3.25%, 7/15/2027	50,000	53,085
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	55,000	58,205
4.00%, 1/15/2030	65,000	67,805
4.00%, 1/15/2031	50,000	51,705
5.25%, 6/1/2025	20,000	22,411
5.38%, 11/1/2023	20,000	21,870
5.38%, 4/15/2026	40,000	44,923
5.75%, 6/1/2028	20,000	23,102
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030 (b)	25,000	24,377
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	55,000	51,279
3.50%, 8/1/2026	25,000	27,342
Healthpeak Properties, Inc. 2.88%, 1/15/2031	125,000	126,610
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	25,199
3.88%, 3/1/2027	50,000	54,086
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	52,991
Series H, 3.38%, 12/15/2029	150,000	148,939
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	201,128
4.65%, 4/1/2029	25,000	27,908
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	50,407
3.45%, 12/15/2024	50,000	53,457
4.75%, 12/15/2028	25,000	28,281
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	52,881
3.30%, 2/1/2025	40,000	42,840
3.70%, 10/1/2049 (b)	100,000	100,266
3.80%, 4/1/2027 (b)	25,000	27,487
Life Storage L.P. 4.00%, 6/15/2029	100,000	108,209
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	54,535

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/15/2029	$ 100,000	$ 110,499
National Retail Properties, Inc.:
3.10%, 4/15/2050	100,000	90,717
3.50%, 4/15/2051	45,000	44,267
3.60%, 12/15/2026	50,000	54,210
4.30%, 10/15/2028	35,000	39,105
Office Properties Income Trust:
4.25%, 5/15/2024	50,000	52,571
4.50%, 2/1/2025	25,000	26,408
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	192,036
3.63%, 10/1/2029	50,000	51,066
4.38%, 8/1/2023	31,000	33,277
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	106,500
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	97,574
Prologis L.P.:
1.25%, 10/15/2030	30,000	27,223
1.63%, 3/15/2031 (b)	250,000	232,320
2.13%, 4/15/2027	50,000	51,117
2.25%, 4/15/2030	65,000	64,091
3.00%, 4/15/2050	50,000	47,976
4.38%, 2/1/2029	65,000	74,775
Public Storage 2.37%, 9/15/2022	125,000	128,406
Realty Income Corp.:
0.75%, 3/15/2026 (b)	250,000	240,875
1.80%, 3/15/2033	300,000	275,073
3.65%, 1/15/2028	100,000	108,989
3.88%, 4/15/2025	100,000	109,649
4.13%, 10/15/2026	50,000	56,478
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	54,694
4.40%, 2/1/2047	150,000	160,141
Sabra Health Care L.P.:
4.80%, 6/1/2024	25,000	27,240
5.13%, 8/15/2026	25,000	27,806
Simon Property Group L.P.:
1.75%, 2/1/2028	250,000	242,962
2.20%, 2/1/2031	250,000	238,977
2.63%, 6/15/2022	100,000	102,047
2.65%, 7/15/2030	350,000	348,768
2.75%, 6/1/2023	200,000	208,540
4.25%, 11/30/2046	50,000	53,721
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	48,636
2.70%, 2/15/2032	60,000	57,123
3.40%, 1/15/2030	100,000	103,460
STORE Capital Corp. 4.50%, 3/15/2028	50,000	55,062
Security Description	Principal Amount	Value
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	$ 50,000	$ 52,648
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	160,644
Series MTN, 1.90%, 3/15/2033 (b)	250,000	226,432
Series MTN, 2.95%, 9/1/2026	25,000	26,611
Series MTN, 3.50%, 7/1/2027	50,000	54,277
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,138
3.00%, 1/15/2030	50,000	50,940
3.85%, 4/1/2027	100,000	110,245
4.00%, 3/1/2028	100,000	110,527
4.38%, 2/1/2045	75,000	78,052
VEREIT Operating Partnership L.P.:
2.85%, 12/15/2032	250,000	242,322
3.10%, 12/15/2029	150,000	153,384
3.95%, 8/15/2027	40,000	43,942
4.60%, 2/6/2024	5,000	5,472
4.63%, 11/1/2025	50,000	56,460
4.88%, 6/1/2026	10,000	11,454
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	52,800
Welltower, Inc.:
2.70%, 2/15/2027	50,000	52,131
2.80%, 6/1/2031	200,000	198,828
3.10%, 1/15/2030	55,000	56,638
4.00%, 6/1/2025	175,000	192,566
4.13%, 3/15/2029	100,000	110,440
Weyerhaeuser Co. 4.00%, 11/15/2029	200,000	222,780
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	46,673
3.85%, 7/15/2029	100,000	107,794
		15,136,167
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	100,000	108,603
AutoNation, Inc. 4.75%, 6/1/2030	50,000	57,622
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	36,735
3.13%, 4/18/2024	100,000	106,602
3.75%, 6/1/2027	100,000	110,580
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	57,073
Costco Wholesale Corp.:
1.38%, 6/20/2027 (b)	100,000	99,635
1.60%, 4/20/2030	65,000	62,255
1.75%, 4/20/2032	530,000	505,164
2.30%, 5/18/2022 (b)	150,000	153,134

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Darden Restaurants, Inc.:
3.85%, 5/1/2027	$ 15,000	$ 16,308
4.55%, 2/15/2048	15,000	15,879
Dollar General Corp.:
4.13%, 5/1/2028	70,000	78,510
4.15%, 11/1/2025 (b)	25,000	27,933
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	100,906
4.00%, 5/15/2025	100,000	110,408
4.20%, 5/15/2028	45,000	50,546
Home Depot, Inc.:
2.13%, 9/15/2026 (b)	150,000	156,565
2.38%, 3/15/2051	500,000	429,565
2.50%, 4/15/2027	350,000	369,120
2.63%, 6/1/2022	150,000	153,693
2.70%, 4/15/2030	250,000	260,712
2.80%, 9/14/2027	250,000	267,975
3.00%, 4/1/2026	350,000	378,686
3.13%, 12/15/2049	100,000	99,120
3.30%, 4/15/2040	250,000	263,650
3.35%, 4/15/2050	150,000	155,520
3.75%, 2/15/2024	25,000	27,094
4.25%, 4/1/2046	35,000	41,187
5.95%, 4/1/2041	50,000	70,587
Kohl's Corp.:
3.38%, 5/1/2031	90,000	90,087
5.55%, 7/17/2045 (b)	20,000	22,722
9.50%, 5/15/2025 (b)	30,000	38,966
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	19,024
1.70%, 10/15/2030	520,000	486,569
2.50%, 4/15/2026	50,000	52,602
2.63%, 4/1/2031	100,000	100,514
3.00%, 10/15/2050	265,000	247,505
3.10%, 5/3/2027	200,000	215,328
3.38%, 9/15/2025 (b)	25,000	27,236
3.50%, 4/1/2051	50,000	50,885
3.70%, 4/15/2046	50,000	52,182
4.05%, 5/3/2047	300,000	329,175
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,148
Series MTN, 2.13%, 3/1/2030	15,000	14,673
Series MTN, 2.63%, 9/1/2029 (b)	75,000	76,808
Series MTN, 3.35%, 4/1/2023	80,000	84,286
Series MTN, 3.50%, 3/1/2027	50,000	54,734
Series MTN, 3.60%, 7/1/2030	250,000	272,972
Series MTN, 3.63%, 9/1/2049	160,000	166,608
Series MTN, 3.70%, 1/30/2026	75,000	82,706
Security Description	Principal Amount	Value
Series MTN, 3.80%, 4/1/2028	$ 100,000	$ 110,659
Series MTN, 4.45%, 3/1/2047	125,000	145,398
Series MTN, 4.45%, 9/1/2048	20,000	23,308
Series MTN, 4.70%, 12/9/2035	150,000	178,060
Series MTN, 4.88%, 12/9/2045	100,000	122,339
Nordstrom, Inc. 4.25%, 8/1/2031 (d) (e)	40,000	39,991
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	45,000	41,664
3.60%, 9/1/2027	50,000	54,811
4.35%, 6/1/2028	100,000	113,327
Starbucks Corp.:
2.00%, 3/12/2027	100,000	101,973
2.25%, 3/12/2030	100,000	98,690
2.55%, 11/15/2030	100,000	100,338
3.35%, 3/12/2050	25,000	24,521
3.50%, 11/15/2050 (b)	150,000	150,366
3.80%, 8/15/2025	50,000	55,176
3.85%, 10/1/2023	25,000	26,902
4.00%, 11/15/2028	50,000	56,236
4.45%, 8/15/2049	100,000	116,274
4.50%, 11/15/2048	30,000	35,007
Target Corp.:
2.25%, 4/15/2025	500,000	523,835
2.50%, 4/15/2026	50,000	53,103
3.38%, 4/15/2029 (b)	100,000	109,433
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	233,245
2.25%, 9/15/2026	50,000	52,010
3.50%, 4/15/2025	350,000	381,370
Walgreen Co. 3.10%, 9/15/2022	25,000	25,956
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	52,024
3.45%, 6/1/2026	250,000	270,735
4.10%, 4/15/2050	350,000	356,212
4.50%, 11/18/2034	25,000	28,107
4.65%, 6/1/2046	25,000	27,224
Walmart, Inc.:
2.65%, 12/15/2024	150,000	160,566
2.95%, 9/24/2049	150,000	147,830
3.25%, 7/8/2029	80,000	87,560
3.30%, 4/22/2024	325,000	350,265
3.40%, 6/26/2023	325,000	346,460
3.70%, 6/26/2028 (b)	425,000	477,538
3.95%, 6/28/2038	325,000	375,882
4.05%, 6/29/2048	185,000	217,449
		12,743,941

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.6%
Applied Materials, Inc.:
1.75%, 6/1/2030	$ 30,000	$ 28,835
3.90%, 10/1/2025	25,000	27,860
4.35%, 4/1/2047	100,000	119,636
5.10%, 10/1/2035	50,000	63,672
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	350,000	379,743
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	80,000	77,746
2.45%, 2/15/2031 (e)	700,000	661,269
2.60%, 2/15/2033 (b) (e)	200,000	186,060
3.15%, 11/15/2025	80,000	85,223
3.42%, 4/15/2033	315,000	314,973
3.47%, 4/15/2034	250,000	251,509
3.50%, 2/15/2041 (e)	565,000	541,276
3.75%, 2/15/2051 (e)	40,000	38,335
4.11%, 9/15/2028	159,000	173,604
4.15%, 11/15/2030	100,000	107,897
4.25%, 4/15/2026	500,000	555,210
4.30%, 11/15/2032	55,000	59,869
4.75%, 4/15/2029	150,000	168,609
5.00%, 4/15/2030	200,000	227,944
Intel Corp.:
2.35%, 5/11/2022	50,000	51,051
2.45%, 11/15/2029	150,000	153,511
2.88%, 5/11/2024	200,000	213,684
3.10%, 2/15/2060	150,000	141,994
3.15%, 5/11/2027	200,000	217,508
3.25%, 11/15/2049	150,000	150,310
3.40%, 3/25/2025 (b)	500,000	544,620
3.75%, 3/25/2027	300,000	335,670
4.10%, 5/19/2046	370,000	419,610
4.10%, 5/11/2047	50,000	56,874
4.75%, 3/25/2050	150,000	188,185
KLA Corp.:
3.30%, 3/1/2050	50,000	48,583
4.10%, 3/15/2029	65,000	73,232
Lam Research Corp.:
3.75%, 3/15/2026	50,000	55,520
4.00%, 3/15/2029	280,000	317,685
4.88%, 3/15/2049	25,000	32,376
Micron Technology, Inc.:
2.50%, 4/24/2023	30,000	31,132
4.66%, 2/15/2030	200,000	228,086
NVIDIA Corp.:
3.20%, 9/16/2026	50,000	54,544
3.50%, 4/1/2040	300,000	323,022
3.50%, 4/1/2050	150,000	158,475
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (e)	100,000	111,140
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (e)	10,000	10,491
Security Description	Principal Amount	Value
3.15%, 5/1/2027 (e)	$ 15,000	$ 15,953
3.40%, 5/1/2030 (e)	20,000	21,094
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	250,000	239,137
2.15%, 5/20/2030	100,000	99,191
2.60%, 1/30/2023	200,000	207,834
2.90%, 5/20/2024	200,000	213,532
3.25%, 5/20/2027	50,000	54,556
3.25%, 5/20/2050 (b)	45,000	45,790
3.45%, 5/20/2025	50,000	54,693
4.30%, 5/20/2047	50,000	58,923
4.80%, 5/20/2045	25,000	31,225
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	75,698
3.88%, 3/15/2039	250,000	287,925
4.15%, 5/15/2048	150,000	178,225
Xilinx, Inc. 2.95%, 6/1/2024 (b)	50,000	53,093
		9,623,442
SOFTWARE — 0.7%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	176,632
Adobe, Inc.:
1.70%, 2/1/2023	20,000	20,511
1.90%, 2/1/2025	30,000	31,022
2.30%, 2/1/2030	30,000	30,399
3.25%, 2/1/2025 (b)	25,000	27,067
Autodesk, Inc. 3.50%, 6/15/2027	50,000	54,809
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	50,000	51,324
Citrix Systems, Inc.:
1.25%, 3/1/2026	55,000	54,205
3.30%, 3/1/2030	100,000	102,819
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	84,948
2.95%, 2/15/2051	65,000	59,963
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	40,000	39,884
0.60%, 3/1/2024	35,000	34,812
1.15%, 3/1/2026	805,000	791,677
1.65%, 3/1/2028 (b)	35,000	34,189
2.25%, 3/1/2031	100,000	98,243
3.10%, 3/1/2041	15,000	14,751
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	51,134
2.65%, 6/1/2030	50,000	50,496
2.75%, 7/1/2024	100,000	105,717
3.20%, 7/1/2026	275,000	296,557
3.50%, 7/1/2029	65,000	70,103
3.80%, 10/1/2023	150,000	161,424
4.20%, 10/1/2028	65,000	73,217
4.40%, 7/1/2049	60,000	69,296

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Intuit, Inc.:
0.95%, 7/15/2025 (b)	$ 15,000	$ 14,937
1.65%, 7/15/2030	15,000	14,215
Microsoft Corp.:
2.00%, 8/8/2023	50,000	51,906
2.40%, 8/8/2026	200,000	211,266
2.53%, 6/1/2050	918,000	839,153
2.65%, 11/3/2022	300,000	310,107
2.68%, 6/1/2060	288,000	264,280
2.88%, 2/6/2024	500,000	533,235
2.92%, 3/17/2052	660,000	649,407
3.04%, 3/17/2062	62,000	60,834
3.13%, 11/3/2025	50,000	54,527
3.30%, 2/6/2027	280,000	308,753
3.45%, 8/8/2036	262,000	289,057
3.63%, 12/15/2023	25,000	27,026
Oracle Corp.:
1.65%, 3/25/2026 (b)	590,000	594,248
2.30%, 3/25/2028 (b)	105,000	106,261
2.40%, 9/15/2023	200,000	207,970
2.50%, 5/15/2022	50,000	50,977
2.50%, 4/1/2025	600,000	629,340
2.63%, 2/15/2023	235,000	243,683
2.65%, 7/15/2026	45,000	47,215
2.80%, 4/1/2027	250,000	263,232
2.88%, 3/25/2031	370,000	376,667
2.95%, 5/15/2025	10,000	10,655
2.95%, 4/1/2030	300,000	309,234
3.60%, 4/1/2040	750,000	754,102
3.60%, 4/1/2050	525,000	509,502
3.65%, 3/25/2041	160,000	161,970
3.80%, 11/15/2037	180,000	187,076
3.85%, 7/15/2036	150,000	158,831
3.85%, 4/1/2060	250,000	245,605
3.90%, 5/15/2035	5,000	5,395
3.95%, 3/25/2051	370,000	382,010
4.00%, 7/15/2046	180,000	185,609
4.10%, 3/25/2061	145,000	149,988
4.30%, 7/8/2034	200,000	224,618
4.38%, 5/15/2055	10,000	10,875
salesforce.com, Inc.:
3.25%, 4/11/2023	275,000	290,491
3.70%, 4/11/2028	25,000	27,943
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	58,761
VMware, Inc. 3.90%, 8/21/2027	150,000	164,428
		12,570,588
TELECOMMUNICATIONS — 1.5%
America Movil SAB de CV:
2.88%, 5/7/2030 (b)	200,000	203,788
3.13%, 7/16/2022	100,000	103,237
4.38%, 7/16/2042	50,000	56,350
4.38%, 4/22/2049 (b)	200,000	228,790
Security Description	Principal Amount	Value
6.13%, 3/30/2040	$ 100,000	$ 135,592
AT&T, Inc.:
0.90%, 3/25/2024	850,000	851,904
1.65%, 2/1/2028	530,000	513,072
1.70%, 3/25/2026	100,000	100,009
2.25%, 2/1/2032	125,000	118,509
2.30%, 6/1/2027	550,000	560,736
2.55%, 12/1/2033 (e)	350,000	332,216
2.75%, 6/1/2031	350,000	348,677
3.10%, 2/1/2043	150,000	140,034
3.30%, 2/1/2052	90,000	81,634
3.40%, 5/15/2025 (b)	250,000	271,185
3.50%, 6/1/2041	600,000	593,010
3.50%, 9/15/2053 (e)	650,000	601,100
3.50%, 2/1/2061	100,000	90,678
3.55%, 9/15/2055 (e)	429,000	392,634
3.65%, 6/1/2051	100,000	96,689
3.65%, 9/15/2059 (e)	694,000	635,204
3.80%, 2/15/2027	150,000	165,726
3.80%, 12/1/2057 (e)	471,000	448,769
3.85%, 6/1/2060	45,000	43,060
4.10%, 2/15/2028	184,000	206,001
4.13%, 2/17/2026	350,000	391,692
4.45%, 4/1/2024	25,000	27,462
4.50%, 5/15/2035	300,000	338,202
4.55%, 3/9/2049	208,000	228,130
4.65%, 6/1/2044	25,000	27,878
4.75%, 5/15/2046	30,000	34,400
4.85%, 3/1/2039	570,000	662,374
Bell Canada:
Series US-3, 0.75%, 3/17/2024	150,000	149,796
Series US-4, 3.65%, 3/17/2051	150,000	151,953
Bell Canada, Inc.:
4.30%, 7/29/2049	55,000	62,087
4.46%, 4/1/2048	30,000	34,668
British Telecommunications PLC 5.13%, 12/4/2028	200,000	235,226
Cisco Systems, Inc.:
3.00%, 6/15/2022	25,000	25,830
3.50%, 6/15/2025	25,000	27,671
3.63%, 3/4/2024	25,000	27,310
5.50%, 1/15/2040	300,000	407,916
Corning, Inc.:
4.38%, 11/15/2057	25,000	27,361
5.35%, 11/15/2048	100,000	127,793
5.75%, 8/15/2040	25,000	31,730
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	250,000	370,832
Juniper Networks, Inc.:
1.20%, 12/10/2025 (b)	250,000	246,097
2.00%, 12/10/2030	250,000	230,230
3.75%, 8/15/2029	100,000	107,892

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Motorola Solutions, Inc.:
4.00%, 9/1/2024	$ 23,000	$ 25,318
4.60%, 2/23/2028	125,000	142,531
4.60%, 5/23/2029	50,000	56,725
Orange SA 5.50%, 2/6/2044	50,000	66,761
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	31,215
3.70%, 11/15/2049	50,000	49,832
4.30%, 2/15/2048	40,000	43,361
4.35%, 5/1/2049	155,000	169,134
5.00%, 3/15/2044	50,000	59,402
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	168,753
5.21%, 3/8/2047	300,000	351,597
5.52%, 3/1/2049	150,000	184,557
7.05%, 6/20/2036	25,000	34,814
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,555
TELUS Corp. 4.60%, 11/16/2048	150,000	175,039
T-Mobile USA, Inc.:
2.05%, 2/15/2028 (e)	45,000	44,141
2.25%, 11/15/2031 (b) (e)	50,000	47,453
2.55%, 2/15/2031 (e)	165,000	161,240
3.00%, 2/15/2041 (e)	555,000	516,489
3.30%, 2/15/2051 (e)	100,000	93,292
3.50%, 4/15/2025 (e)	650,000	701,116
3.60%, 11/15/2060 (e)	20,000	19,028
3.75%, 4/15/2027 (e)	150,000	163,854
3.88%, 4/15/2030 (e)	380,000	412,338
4.38%, 4/15/2040 (e)	350,000	387,030
4.50%, 4/15/2050 (e)	545,000	609,005
Verizon Communications, Inc.:
0.75%, 3/22/2024 (b)	555,000	555,744
0.85%, 11/20/2025	200,000	195,628
1.45%, 3/20/2026	580,000	580,371
1.50%, 9/18/2030	60,000	55,206
1.68%, 10/30/2030 (e)	55,000	51,033
1.75%, 1/20/2031	200,000	186,212
2.55%, 3/21/2031	500,000	499,345
2.63%, 8/15/2026	50,000	52,803
2.65%, 11/20/2040	200,000	182,802
2.88%, 11/20/2050	200,000	177,720
2.99%, 10/30/2056 (e)	837,000	736,342
3.00%, 11/20/2060	175,000	152,337
3.15%, 3/22/2030	500,000	526,840
3.38%, 2/15/2025	500,000	542,345
3.40%, 3/22/2041	500,000	507,865
3.55%, 3/22/2051	500,000	499,650
3.88%, 2/8/2029 (b)	10,000	11,169
4.00%, 3/22/2050	500,000	537,945
4.02%, 12/3/2029	350,000	391,373
4.27%, 1/15/2036	28,000	31,543
Security Description	Principal Amount	Value
4.33%, 9/21/2028	$ 285,000	$ 326,322
4.40%, 11/1/2034	250,000	285,840
4.50%, 8/10/2033	250,000	291,247
4.52%, 9/15/2048	25,000	28,824
4.81%, 3/15/2039	100,000	119,584
5.01%, 4/15/2049	15,000	18,526
5.15%, 9/15/2023	300,000	332,991
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	55,859
4.38%, 5/30/2028	500,000	574,245
4.38%, 2/19/2043	75,000	83,782
5.00%, 5/30/2038	250,000	301,807
5.25%, 5/30/2048	225,000	281,234
		25,217,248
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	107,422
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	32,059
3.90%, 11/19/2029 (b)	100,000	107,112
		139,171
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	14,534
3.30%, 9/15/2051	350,000	352,012
3.40%, 9/1/2024	100,000	108,455
3.55%, 2/15/2050	250,000	263,182
3.75%, 4/1/2024	25,000	27,160
3.90%, 8/1/2046	100,000	109,713
4.05%, 6/15/2048	155,000	174,243
4.13%, 6/15/2047	150,000	170,527
4.15%, 12/15/2048	30,000	34,265
4.45%, 3/15/2043	50,000	59,018
4.55%, 9/1/2044	50,000	59,821
4.90%, 4/1/2044	125,000	157,275
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	13,179
2.75%, 3/1/2026	100,000	106,318
2.95%, 11/21/2024	50,000	53,717
3.20%, 8/2/2046	25,000	25,465
3.65%, 2/3/2048	50,000	54,201
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	33,835
4.00%, 6/1/2028	100,000	111,590
4.80%, 9/15/2035	30,000	35,960
CSX Corp.:
2.40%, 2/15/2030	50,000	50,468
2.50%, 5/15/2051	60,000	50,904
3.25%, 6/1/2027	50,000	54,285
3.35%, 9/15/2049	65,000	63,896

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 8/1/2024	$ 25,000	$ 27,028
3.80%, 3/1/2028	50,000	55,301
3.80%, 11/1/2046	100,000	106,816
4.10%, 3/15/2044	75,000	83,233
4.25%, 3/15/2029	95,000	108,003
4.30%, 3/1/2048	50,000	56,983
4.50%, 3/15/2049	125,000	146,146
4.65%, 3/1/2068	50,000	60,869
FedEx Corp.:
3.40%, 2/15/2028 (b)	50,000	54,403
3.80%, 5/15/2025	500,000	551,280
3.90%, 2/1/2035	200,000	219,864
4.00%, 1/15/2024	25,000	27,277
4.05%, 2/15/2048	50,000	54,253
4.55%, 4/1/2046	100,000	114,028
4.75%, 11/15/2045	25,000	29,541
4.95%, 10/17/2048	100,000	122,208
5.25%, 5/15/2050	250,000	320,712
Kansas City Southern:
2.88%, 11/15/2029	65,000	66,829
3.50%, 5/1/2050	25,000	25,040
4.70%, 5/1/2048	50,000	58,208
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	160,669
3.00%, 4/1/2022	25,000	25,487
3.05%, 5/15/2050	350,000	332,220
3.15%, 6/1/2027	50,000	54,089
3.16%, 5/15/2055	68,000	63,508
3.40%, 11/1/2049	100,000	99,710
3.94%, 11/1/2047	100,000	108,417
4.45%, 6/15/2045	19,000	22,078
Ryder System, Inc. Series MTN, 2.50%, 9/1/2024	40,000	41,996
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	257,487
2.40%, 2/5/2030	500,000	502,115
2.75%, 3/1/2026	50,000	53,081
2.97%, 9/16/2062 (e)	110,000	97,885
3.25%, 2/5/2050	700,000	689,549
3.50%, 6/8/2023	50,000	53,118
3.80%, 10/1/2051	52,000	55,756
3.84%, 3/20/2060	130,000	137,852
4.05%, 3/1/2046	175,000	192,920
4.10%, 9/15/2067	15,000	16,196
United Parcel Service, Inc.:
2.35%, 5/16/2022	50,000	51,074
2.40%, 11/15/2026	30,000	31,736
2.45%, 10/1/2022	125,000	128,941
2.50%, 4/1/2023	150,000	156,282
3.05%, 11/15/2027 (b)	50,000	54,530
3.75%, 11/15/2047	175,000	192,736
3.90%, 4/1/2025 (b)	500,000	553,725
5.30%, 4/1/2050	200,000	270,326
		8,875,528
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	$ 200,000	$ 184,526
3.10%, 6/1/2051	250,000	227,080
3.85%, 3/30/2027	50,000	55,239
4.55%, 11/7/2028	50,000	57,362
4.70%, 4/1/2029	25,000	28,779
		552,986
WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	128,970
3.40%, 3/1/2025	25,000	27,178
3.45%, 5/1/2050	50,000	50,679
3.75%, 9/1/2028	100,000	111,257
3.75%, 9/1/2047 (b)	100,000	106,872
4.30%, 12/1/2042	25,000	28,368
Essential Utilities, Inc. 2.70%, 4/15/2030	60,000	60,611
		513,935
TOTAL CORPORATE BONDS & NOTES (Cost $450,331,264)		458,208,834
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	350,000	350,851
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust:
Series 2021-1, Class A3, 0.37%, 8/18/2025	100,000	99,764
Series 2020-3, Class A3, 0.53%, 6/18/2025	56,000	56,065
CarMax Auto Owner Trust Series 2020-2, Class A3, 1.70%, 11/15/2024	131,000	132,907
Carmax Auto Owner Trust 2019-1 Series 2019-1, Class A4, 3.26%, 8/15/2024	213,000	223,202
Drive Auto Receivables Trust:
Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	103,388
Series 2019-4, Class C, 2.51%, 11/17/2025	50,000	50,920
Ford Credit Auto Owner Trust Series 2020-B, Class A3, 0.56%, 10/15/2024	189,000	189,639

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	$ 385,000	$ 391,316
Toyota Auto Receivables Owner Trust:
Series 2020-D, Class A3, 0.35%, 1/15/2025	1,340,000	1,339,332
Series 2020-D, Class A4, 0.47%, 1/15/2026	250,000	248,817
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	100,000	100,020
World Omni Auto Receivables Trust Series 2021-A, Class A3, 0.30%, 1/15/2026	300,000	298,632
		3,234,002
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2019-2, Class A, 2.67%, 11/15/2024	900,000	922,492
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	229,843
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	150,000	153,606
		1,305,941
TOTAL ASSET-BACKED SECURITIES (Cost $4,886,864)		4,890,794
FOREIGN GOVERNMENT OBLIGATIONS — 3.9%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025 (b)	90,000	87,740
1.50%, 02/12/2025	50,000	51,530
1.63%, 09/17/2022	40,000	40,813
Series GMTN, 0.50%, 02/02/2026	500,000	487,640
Series GMTN, 2.88%, 03/13/2023	100,000	105,069
		772,792
CANADA — 0.6%
Canada Government International Bond 1.63%, 1/22/2025	1,250,000	1,297,925
Export Development Canada:
1.38%, 02/24/2023	250,000	255,352
1.75%, 07/18/2022	150,000	152,994
2.00%, 05/17/2022 (b)	50,000	51,013
Security Description	Principal Amount	Value
2.50%, 01/24/2023	$ 200,000	$ 208,180
Province of Alberta Canada:
1.00%, 05/20/2025 (b)	500,000	503,075
1.30%, 07/22/2030	400,000	372,028
2.20%, 07/26/2022	50,000	51,263
3.30%, 03/15/2028	650,000	715,552
Province of British Columbia Canada:
1.30%, 01/29/2031	200,000	188,222
2.25%, 06/02/2026	150,000	158,471
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	261,322
Series GX, 2.60%, 04/16/2024 (b)	100,000	106,132
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	56,118
Province of Ontario Canada:
0.63%, 01/21/2026	440,000	430,364
1.13%, 10/07/2030 (b)	500,000	461,190
1.60%, 02/25/2031	250,000	239,478
2.00%, 10/02/2029	350,000	352,926
2.20%, 10/03/2022	250,000	257,200
2.50%, 04/27/2026	350,000	373,002
2.55%, 04/25/2022	750,000	768,172
3.40%, 10/17/2023	350,000	376,302
Province of Quebec Canada:
0.60%, 07/23/2025	1,000,000	986,460
1.35%, 05/28/2030 (b)	300,000	285,579
2.50%, 04/20/2026	250,000	266,860
2.75%, 04/12/2027	200,000	216,112
Series QO, 2.88%, 10/16/2024	200,000	215,626
Series QX, 1.50%, 02/11/2025	500,000	514,665
		10,121,583
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	200,000	201,036
3.10%, 01/22/2061	250,000	232,125
3.13%, 01/21/2026	50,000	53,807
3.24%, 02/06/2028	200,000	215,752
3.86%, 06/21/2047 (b)	300,000	322,482
		1,025,202
COLOMBIA — 0.1%
Colombia Government International Bond:
3.13%, 04/15/2031 (b)	450,000	440,190
3.88%, 02/15/2061	250,000	224,025
4.13%, 05/15/2051 (b)	200,000	190,386
4.50%, 01/28/2026	250,000	274,395
4.50%, 03/15/2029	250,000	272,843
5.00%, 06/15/2045	200,000	213,364
5.20%, 05/15/2049	250,000	275,022

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 02/26/2044	$ 200,000	$ 227,338
		2,117,563
FREE OF TAX — 0.0% (a)
Asian Development Bank:
Series GMTN, 0.25%, 10/06/2023	200,000	199,558
Series GMTN, 0.75%, 10/08/2030	200,000	181,378
		380,936
GERMANY — 0.4%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	266,292
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037 (b)	100,000	69,139
0.25%, 10/19/2023	300,000	299,379
0.25%, 03/08/2024 (b)	1,165,000	1,159,664
0.38%, 07/18/2025	250,000	245,020
0.63%, 01/22/2026 (b)	225,000	221,254
0.75%, 09/30/2030	500,000	454,280
1.38%, 08/05/2024	500,000	514,105
1.63%, 02/15/2023	500,000	512,990
1.75%, 09/14/2029	250,000	250,943
2.00%, 05/02/2025	100,000	105,156
2.13%, 06/15/2022	250,000	255,790
2.13%, 01/17/2023	100,000	103,391
2.38%, 12/29/2022	250,000	259,377
2.50%, 11/20/2024 (b)	300,000	320,460
2.63%, 02/28/2024	250,000	265,905
2.88%, 04/03/2028 (b)	290,000	317,051
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026 (b)	240,000	238,342
0.88%, 09/03/2030	200,000	183,534
3.13%, 11/14/2023 (b)	100,000	107,142
Series 37, 2.50%, 11/15/2027	50,000	53,241
Series 40, 0.50%, 05/27/2025	90,000	89,077
		6,291,532
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	396,484
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031 (b)	500,000	480,040
2.95%, 01/11/2023	275,000	284,952
3.05%, 03/12/2051 (b)	250,000	247,940
4.45%, 04/15/2070 (b)	200,000	219,282
4.75%, 02/11/2029	150,000	172,172
Security Description	Principal Amount	Value
5.35%, 02/11/2049	$ 100,000	$ 124,307
		1,528,693
ISRAEL — 0.1%
Israel Government International Bond:
2.75%, 07/03/2030	200,000	209,334
2.88%, 03/16/2026	100,000	107,754
3.25%, 01/17/2028	100,000	110,226
3.88%, 07/03/2050	200,000	219,904
4.00%, 06/30/2022	50,000	52,281
4.13%, 01/17/2048	100,000	115,070
State of Israel 3.38%, 1/15/2050	300,000	302,796
		1,117,365
ITALY — 0.1%
Republic of Italy Government International Bond:
1.25%, 02/17/2026	250,000	244,698
2.38%, 10/17/2024	250,000	260,965
2.88%, 10/17/2029 (b)	500,000	506,185
4.00%, 10/17/2049	200,000	204,374
5.38%, 06/15/2033	50,000	60,848
		1,277,070
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	250,000	249,545
0.63%, 07/15/2025	450,000	442,381
1.25%, 01/21/2031	250,000	234,470
1.75%, 10/17/2024	200,000	207,162
2.50%, 06/01/2022	200,000	205,100
2.50%, 05/23/2024	200,000	211,882
2.75%, 11/16/2027 (b)	200,000	214,520
2.88%, 07/21/2027	100,000	108,020
3.25%, 07/20/2023	150,000	159,657
3.25%, 07/20/2028	250,000	276,660
3.38%, 10/31/2023	200,000	214,754
Series DTC, 2.38%, 04/20/2026	200,000	211,340
		2,735,491
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031	200,000	189,542
3.25%, 04/16/2030 (b)	350,000	353,510
3.75%, 01/11/2028	100,000	106,963
3.77%, 05/24/2061	200,000	177,128
3.90%, 04/27/2025	500,000	549,485
4.00%, 10/02/2023	80,000	86,206
4.13%, 01/21/2026 (b)	125,000	138,879
4.15%, 03/28/2027 (b)	200,000	221,968
4.50%, 04/22/2029	250,000	277,113
4.50%, 01/31/2050 (b)	250,000	253,398

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 02/10/2048	$ 200,000	$ 204,494
4.75%, 04/27/2032	200,000	222,526
5.00%, 04/27/2051	200,000	216,928
5.55%, 01/21/2045	450,000	518,971
6.05%, 01/11/2040	30,000	36,034
Series MTN, 4.75%, 03/08/2044	100,000	104,849
		3,657,994
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	189,304
3.16%, 01/23/2030	200,000	208,188
3.75%, 03/16/2025	150,000	163,167
3.87%, 07/23/2060	200,000	198,234
3.88%, 03/17/2028	200,000	218,330
4.50%, 05/15/2047	50,000	55,236
4.50%, 04/16/2050	200,000	220,880
6.70%, 01/26/2036	50,000	67,261
		1,320,600
PERU — 0.2%
Peruvian Government International Bond:
2.39%, 01/23/2026	250,000	257,415
2.78%, 01/23/2031	320,000	320,333
2.78%, 12/01/2060 (b)	150,000	124,146
2.84%, 06/20/2030 (b)	55,000	55,809
3.23%, 07/28/2121	150,000	121,287
3.30%, 03/11/2041 (b)	1,565,000	1,531,603
3.55%, 03/10/2051	70,000	68,812
4.13%, 08/25/2027	150,000	167,606
5.63%, 11/18/2050	150,000	199,441
6.55%, 03/14/2037	25,000	33,912
		2,880,364
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031 (b)	250,000	236,260
2.46%, 05/05/2030	200,000	202,440
2.65%, 12/10/2045 (b)	250,000	224,115
2.95%, 05/05/2045	250,000	233,637
3.70%, 03/01/2041	200,000	208,650
3.70%, 02/02/2042	100,000	104,356
3.95%, 01/20/2040	200,000	214,668
4.20%, 01/21/2024	300,000	328,449
5.00%, 01/13/2037	150,000	184,281
7.75%, 01/14/2031	100,000	145,134
		2,081,990
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	50,000	52,458
3.25%, 04/06/2026	175,000	193,455
Security Description	Principal Amount	Value
4.00%, 01/22/2024	$ 150,000	$ 164,333
		410,246
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	200,000	194,104
2.38%, 04/21/2027	25,000	26,315
3.00%, 11/01/2022	250,000	260,047
3.25%, 11/10/2025 (b)	150,000	163,514
Korea Development Bank:
0.40%, 06/19/2024	215,000	213,983
0.80%, 07/19/2026	250,000	244,033
1.63%, 01/19/2031	250,000	239,500
2.75%, 03/19/2023	200,000	208,870
3.00%, 01/13/2026	100,000	108,257
Korea International Bank 3.50%, 9/20/2028	200,000	221,558
Korea International Bond 1.00%, 9/16/2030 (b)	200,000	183,834
		2,064,015
SUPRANATIONAL — 1.4%
African Development Bank:
0.75%, 04/03/2023	350,000	353,472
0.88%, 03/23/2026	150,000	148,989
3.00%, 09/20/2023	150,000	159,735
Series GMTN, 1.63%, 09/16/2022	210,000	214,311
Asian Development Bank:
0.63%, 04/29/2025 (b)	500,000	498,075
1.50%, 10/18/2024	200,000	206,478
1.63%, 01/24/2023 (b)	500,000	512,550
2.63%, 01/30/2024	200,000	212,496
Series GMTN, 0.25%, 07/14/2023	275,000	274,697
Series GMTN, 0.38%, 09/03/2025	250,000	244,325
Series GMTN, 0.50%, 02/04/2026 (b)	250,000	244,175
Series GMTN, 1.50%, 03/04/2031	250,000	242,045
Series GMTN, 1.75%, 09/13/2022	250,000	255,555
Series GMTN, 1.88%, 01/24/2030	500,000	504,975
Series GMTN, 2.00%, 04/24/2026	100,000	104,766
Series GMTN, 2.38%, 08/10/2027	50,000	52,988
Series GMTN, 2.50%, 11/02/2027	100,000	106,703
Series GMTN, 2.63%, 01/12/2027	50,000	54,003
Series GMTN, 2.75%, 03/17/2023	85,000	89,151
Series GMTN, 3.13%, 09/26/2028	50,000	55,467

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.88%, 07/19/2022	$ 400,000	$ 408,696
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	165,000	164,609
0.50%, 05/28/2025	200,000	197,760
0.50%, 01/27/2026	500,000	487,625
Corp. Andina de Fomento:
2.38%, 05/12/2023	150,000	155,163
2.75%, 01/06/2023 (b)	100,000	103,461
Council Of Europe Development Bank:
1.75%, 09/26/2022	100,000	102,269
2.50%, 02/27/2024	30,000	31,797
2.63%, 02/13/2023	60,000	62,645
European Bank for Reconstruction & Development:
Series GMTN, 0.25%, 07/10/2023	100,000	99,868
Series GMTN, 0.50%, 11/25/2025	250,000	244,988
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	195,328
Series GMTN, 1.50%, 02/13/2025	250,000	258,035
European Investment Bank:
0.25%, 09/15/2023	365,000	364,431
0.38%, 12/15/2025 (b)	200,000	194,782
0.38%, 03/26/2026 (b)	750,000	727,477
0.63%, 07/25/2025	350,000	346,675
0.75%, 09/23/2030 (b)	200,000	181,830
1.25%, 02/14/2031	390,000	369,568
1.38%, 05/15/2023	350,000	358,354
1.63%, 03/14/2025	485,000	502,814
1.88%, 02/10/2025 (b)	100,000	104,620
2.00%, 12/15/2022	250,000	257,577
2.13%, 04/13/2026 (b)	100,000	105,453
2.38%, 06/15/2022	350,000	359,159
2.38%, 05/24/2027 (b)	100,000	106,810
2.50%, 03/15/2023	145,000	151,410
2.50%, 10/15/2024 (b)	25,000	26,688
2.63%, 03/15/2024 (b)	1,100,000	1,171,071
Series GMTN, 2.88%, 08/15/2023	350,000	371,147
Series GMTN, 3.13%, 12/14/2023	350,000	375,882
Inter-American Development Bank:
0.25%, 11/15/2023	150,000	149,600
0.50%, 05/24/2023	500,000	502,615
0.63%, 07/15/2025	500,000	495,025
0.63%, 09/16/2027	500,000	475,380
0.88%, 04/03/2025	500,000	503,485
2.00%, 07/23/2026	100,000	104,663
2.25%, 06/18/2029	250,000	261,110
Security Description	Principal Amount	Value
2.38%, 07/07/2027	$ 100,000	$ 105,849
2.50%, 01/18/2023	100,000	104,075
2.63%, 01/16/2024	350,000	371,609
3.00%, 02/21/2024	100,000	107,398
3.13%, 09/18/2028	100,000	110,905
4.38%, 01/24/2044	75,000	97,585
Series GMTN, 1.13%, 01/13/2031	250,000	233,963
Series GMTN, 1.75%, 09/14/2022	350,000	357,840
Series GMTN, 1.75%, 03/14/2025	250,000	260,380
Series GMTN, 3.00%, 09/26/2022	100,000	104,126
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	75,000	74,819
0.38%, 07/28/2025	750,000	734,445
0.50%, 10/28/2025	250,000	245,443
0.63%, 04/22/2025	550,000	548,157
0.75%, 03/11/2025	500,000	501,185
0.75%, 11/24/2027	390,000	373,171
0.75%, 08/26/2030	170,000	154,491
0.88%, 05/14/2030	250,000	231,158
1.25%, 02/10/2031 (b)	500,000	473,465
1.63%, 01/15/2025	350,000	362,859
2.13%, 07/01/2022	200,000	204,804
2.50%, 03/19/2024	350,000	371,427
3.00%, 09/27/2023	350,000	373,117
Series GDIF, 1.75%, 10/23/2029	250,000	250,915
Series GDIF, 1.88%, 06/19/2023	300,000	310,674
Series GDIF, 2.50%, 11/25/2024	300,000	320,529
Series GDIF, 2.50%, 07/29/2025	200,000	213,862
Series GDIF, 2.50%, 11/22/2027	250,000	267,097
Series GMTN, 4.75%, 02/15/2035	25,000	32,339
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	244,830
Series GMTN, 2.13%, 04/07/2026 (b)	100,000	105,437
Series GMTN, 2.88%, 07/31/2023	150,000	158,876
Nordic Investment Bank:
0.38%, 09/11/2025	200,000	195,332
Series GMTN, 0.50%, 01/21/2026	200,000	195,388
		24,412,376

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 08/26/2025	$ 350,000	$ 342,871
1.63%, 11/14/2022 (b)	200,000	204,404
2.00%, 08/30/2022	200,000	204,910
Series USMT, 0.38%, 03/11/2024	500,000	498,660
		1,250,845
URUGUAY — 0.0% (a)
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	255,611
4.38%, 01/23/2031	280,000	324,629
5.10%, 06/18/2050	175,000	216,946
		797,186
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $66,159,909)		66,640,327
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.9%
Federal Farm Credit Banks:
2.88%, 7/17/2023	100,000	105,813
3.50%, 12/20/2023	50,000	54,217
Federal Farm Credit Banks Funding Corp.:
0.13%, 11/23/2022	150,000	149,898
0.25%, 2/26/2024	105,000	104,670
0.30%, 11/12/2024	250,000	247,760
0.35%, 5/16/2024	250,000	248,047
0.38%, 4/8/2022	250,000	250,697
0.42%, 10/16/2023	150,000	148,989
0.47%, 8/19/2024	100,000	99,300
0.68%, 8/4/2025	100,000	98,857
0.68%, 1/13/2027	250,000	243,180
0.70%, 1/27/2027	100,000	96,931
0.79%, 6/21/2027	125,000	120,930
0.90%, 8/19/2027	100,000	96,217
1.00%, 8/3/2027	100,000	97,746
1.04%, 1/25/2029	150,000	143,016
1.10%, 8/10/2029	150,000	143,091
1.14%, 8/20/2029	150,000	143,550
1.15%, 8/12/2030	100,000	94,784
1.32%, 9/9/2030	100,000	95,817
1.38%, 1/14/2031	250,000	239,700
1.65%, 7/23/2035	100,000	93,849
1.69%, 8/20/2035	100,000	94,088
1.95%, 8/13/2040	100,000	90,051
1.99%, 3/17/2031	500,000	494,615
Federal Home Loan Bank:
0.13%, 8/12/2022	190,000	189,932
0.13%, 10/21/2022	165,000	164,894
0.13%, 3/17/2023	400,000	399,528
Security Description	Principal Amount	Value
0.25%, 6/3/2022	$ 250,000	$ 250,290
0.50%, 3/12/2024	250,000	249,980
0.50%, 4/14/2025	205,000	203,290
0.55%, 1/20/2026	150,000	147,369
0.65%, 1/28/2026	150,000	147,796
0.65%, 2/26/2026	100,000	98,539
0.70%, 1/28/2026	150,000	148,095
0.75%, 2/24/2026	100,000	98,816
0.83%, 2/10/2027	100,000	97,747
0.90%, 2/26/2027	150,000	147,652
1.00%, 8/16/2028	250,000	241,902
1.38%, 2/17/2023	750,000	766,845
1.50%, 8/15/2024	190,000	196,735
1.88%, 12/9/2022	250,000	257,175
2.50%, 2/13/2024 (b)	220,000	233,653
2.88%, 9/13/2024	50,000	54,027
3.25%, 6/9/2028	500,000	560,750
3.25%, 11/16/2028	280,000	314,874
3.38%, 12/8/2023	50,000	54,017
5.50%, 7/15/2036	135,000	195,095
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	190,000	189,295
0.25%, 6/26/2023	500,000	500,155
0.25%, 8/24/2023	215,000	215,060
0.25%, 9/8/2023	750,000	750,015
0.25%, 11/6/2023 (b)	650,000	649,291
0.25%, 12/4/2023	875,000	873,810
0.32%, 10/20/2022	250,000	250,065
0.32%, 11/2/2023	150,000	149,959
0.35%, 11/24/2023	100,000	99,912
0.36%, 5/15/2024	250,000	249,332
0.38%, 4/20/2023	250,000	250,812
0.38%, 5/5/2023	350,000	351,270
0.38%, 9/23/2025 (b)	730,000	715,780
0.60%, 10/15/2025	110,000	108,720
0.60%, 10/20/2025	150,000	147,781
0.63%, 11/25/2025	175,000	172,875
0.68%, 8/6/2025	100,000	99,385
0.75%, 6/23/2026	150,000	147,510
1.50%, 2/12/2025	500,000	517,060
1.50%, 2/1/2051	2,484,203	2,403,012
2.00%, 10/1/2050	1,626,314	1,624,143
2.00%, 12/1/2050	1,204,326	1,202,719
2.00%, 1/1/2051	3,014,868	3,010,844
2.22%, 7/13/2040	150,000	141,806
2.50%, 10/1/2029	26,157	27,277
2.50%, 1/1/2031	54,317	56,745
2.50%, 5/1/2031	86,104	89,960
2.50%, 6/1/2031	161,175	168,392
2.50%, 10/1/2031	150,588	157,332
2.50%, 12/1/2031	193,082	202,158
2.50%, 12/1/2032	718,740	750,145
2.50%, 2/1/2033	824,787	860,825
2.50%, 9/1/2035	922,571	960,094

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 9/1/2046	$ 1,035,899	$ 1,070,701
2.50%, 7/1/2050	4,464,389	4,581,216
2.50%, 10/1/2050	2,795,579	2,868,735
2.50%, 2/1/2051	3,471,922	3,563,492
3.00%, 10/1/2030	366,202	390,753
3.00%, 12/1/2030	68,420	72,601
3.00%, 5/1/2031	52,362	55,487
3.00%, 12/1/2031	274,643	291,030
3.00%, 2/1/2032	384,252	407,180
3.00%, 5/1/2032	394,362	417,450
3.00%, 7/1/2032	118,059	124,970
3.00%, 1/1/2033	492,904	521,761
3.00%, 3/1/2035	2,224,975	2,348,411
3.00%, 4/1/2036	253,725	267,859
3.00%, 6/1/2036	156,102	164,798
3.00%, 2/1/2038	555,773	583,892
3.00%, 1/1/2043	1,961,725	2,080,688
3.00%, 7/1/2043	2,086,406	2,211,272
3.00%, 6/1/2045	52,920	55,892
3.00% 8/1/2045	326,601	345,912
3.00%, 4/1/2046	209,375	220,215
3.00% 6/1/2046	2,494,253	2,642,922
3.00%, 7/1/2046	3,447,781	3,639,981
3.00%, 8/1/2046	390,838	411,073
3.00%, 9/1/2046	128,646	135,306
3.00%, 10/1/2046	218,567	229,883
3.00% 11/1/2046	767,376	807,105
3.00% 12/1/2046	680,046	715,256
3.00%, 1/1/2047	495,968	521,646
3.00% 2/1/2047	1,185,297	1,256,595
3.00%, 4/1/2047	3,362,923	3,550,392
3.00%, 9/1/2049	407,098	423,542
3.00%, 12/1/2049	380,843	396,227
3.00%, 2/1/2050	1,421,186	1,478,593
3.00%, 4/1/2050	2,131,911	2,218,960
3.00%, 5/1/2050	3,592,227	3,772,555
3.50%, 4/1/2032	221,274	237,834
3.50%, 6/1/2033	425,271	453,849
3.50%, 9/1/2033	303,591	323,991
3.50%, 11/1/2034	156,940	168,926
3.50%, 3/1/2037	208,653	221,796
3.50%, 4/1/2042	189,566	205,282
3.50%, 12/1/2042	133,361	143,521
3.50%, 8/1/2043	363,014	392,316
3.50%, 5/1/2044	1,412,874	1,526,974
3.50%, 11/1/2044	24,711	26,520
3.50%, 1/1/2045	33,544	35,999
3.50% 7/1/2045	203,203	217,924
3.50%, 10/1/2045	32,754	35,084
3.50% 12/1/2045	391,650	419,755
3.50%, 1/1/2046	48,587	52,043
3.50%, 3/1/2046	98,834	105,453
3.50%, 4/1/2046	147,566	157,442
3.50%, 6/1/2046	172,275	183,805
3.50%, 8/1/2046	1,847,019	1,978,400
Security Description	Principal Amount	Value
3.50%, 12/1/2046	$ 546,988	$ 583,597
3.50%, 2/1/2047	359,882	383,968
3.50%, 3/1/2047	348,875	372,224
3.50%, 4/1/2047	205,346	217,798
3.50%, 6/1/2047	203,988	216,358
3.50% 10/1/2047	366,181	388,387
3.50%, 11/1/2047	118,095	125,257
3.50%, 12/1/2047	240,604	255,194
3.50%, 4/1/2049	351,990	371,455
3.50%, 7/1/2049	930,691	982,330
3.50%, 10/1/2049	97,872	103,303
3.50%, 3/1/2050	2,503,787	2,642,708
4.00%, 11/1/2033	339,659	362,185
4.00%, 4/1/2042	21,794	24,058
4.00%, 6/1/2042	55,200	60,758
4.00%, 7/1/2042	1,119,114	1,235,333
4.00%, 12/1/2044	24,137	26,468
4.00%, 4/1/2045	19,721	21,573
4.00%, 10/1/2045	44,899	49,112
4.00%, 12/1/2045	81,041	88,652
4.00%, 1/1/2046	323,997	354,426
4.00%, 2/1/2046	123,518	135,119
4.00%, 1/1/2047	375,905	408,241
4.00%, 2/1/2047	161,884	175,810
4.00%, 6/1/2047	297,612	320,924
4.00%, 9/1/2047	370,968	400,011
4.00%, 11/1/2047	285,868	308,260
4.00%, 1/1/2048	734,352	791,874
4.00%, 10/1/2048	1,575,473	1,687,423
4.00%, 4/1/2049	126,915	136,032
4.50%, 5/1/2042	531,079	594,964
4.50%, 5/1/2044	154,689	172,656
4.50%, 12/1/2045	340,521	380,084
4.50%, 9/1/2046	268,996	300,268
4.50%, 4/1/2047	160,938	176,288
4.50%, 10/1/2047	240,354	263,278
4.50%, 11/1/2047	198,683	217,633
4.50%, 12/1/2047	108,092	118,401
4.50%, 7/1/2048	614,142	668,957
4.50%, 9/1/2048	1,047,672	1,141,026
4.50%, 11/1/2048	368,812	401,730
4.50%, 6/1/2049	480,952	524,723
4.50%, 11/1/2049	1,006,713	1,098,334
5.00%, 7/1/2041	105,592	120,711
5.00%, 11/1/2048	410,563	454,428
5.50%, 8/1/2038	327,057	373,999
6.00%, 7/1/2040	119,960	139,291
6.25%, 7/15/2032 (b)	460,000	662,970
2.75%, 6/19/2023	500,000	527,995
Series 0000, 0.64%, 11/24/2025	175,000	172,926
Series 0001, 0.60%, 11/12/2025	150,000	147,960
Series K025, Class A2, 2.68%, 10/25/2022	125,000	128,497

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series K028, Class A2, 3.11%, 2/25/2023	$ 100,000	$ 104,271
Series K039, Class A2, 3.30%, 7/25/2024	400,000	431,917
Series K040, Class A2, 3.24%, 9/25/2024	575,000	621,626
Series K049, Class A2, 3.01%, 7/25/2025	200,000	216,199
Series K054, Class A2, 2.75%, 1/25/2026	500,000	536,434
Series K062, Class A2, 3.41%, 12/25/2026	400,000	444,215
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	289,111
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	183,090
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	1,607,000	1,838,542
Series K090, Class A2, 3.42%, 2/25/2029	163,934	182,949
Series K092, Class A2, 3.30%, 4/25/2029	350,000	387,882
Series K093, Class A2, 2.98%, 5/25/2029	100,000	108,693
Series K094, Class A2, 2.90%, 6/25/2029	352,767	381,407
Series K098, Class A2, 2.43%, 8/25/2029	100,000	104,768
Series K099, Class A2, 2.60%, 9/25/2029	100,000	105,970
Series K101, Class A2, 2.52%, 10/25/2029	200,000	210,722
Series K109, Class A2, 1.56%, 4/25/2030	100,000	97,662
Series K114, Class A2, 1.37%, 6/25/2030	85,000	81,451
Series K115, Class A2, 1.38%, 6/25/2030	400,000	383,799
Series K118, Class A2, 1.49%, 9/25/2030	750,000	725,066
Series K121, Class A2, 1.55%, 10/25/2030	320,000	310,363
Series K123, Class A2, 1.62%, 12/25/2030	233,333	227,398
Series K124, Class A2, 1.66%, 2/25/2054	500,000	488,501
Series K126, Class A2, 2.07%, 1/25/2031	500,000	506,889
Series K127, Class A2, 2.11%, 1/25/2031	450,000	457,484
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	278,514
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	239,249
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	578,476
Security Description	Principal Amount	Value
Series K734, Class A2, 3.21%, 2/25/2026	$ 350,000	$ 382,758
Series K735, Class A2, 2.86%, 5/25/2026	200,000	215,982
Series K736, Class A2, 2.28%, 7/25/2026	300,000	315,701
Series USD, 0.13%, 7/25/2022	150,000	149,988
Series USD, 0.38%, 7/21/2025	110,000	108,195
Federal National Mortgage Association:
0.25%, 5/22/2023	350,000	350,437
0.25%, 7/10/2023	725,000	725,275
0.25%, 11/27/2023	210,000	209,763
0.38%, 8/25/2025	665,000	653,103
0.50%, 6/17/2025	1,000,000	990,070
0.50%, 11/7/2025	235,000	231,287
0.63%, 4/22/2025 (b)	215,000	214,389
0.65%, 12/10/2025	100,000	98,718
0.65%, 12/17/2025	125,000	123,468
0.70%, 7/30/2025	100,000	99,387
0.75%, 10/8/2027	700,000	673,799
0.88%, 12/18/2026	125,000	122,275
0.88%, 8/5/2030	900,000	831,960
1.50%, 3/1/2051	3,142,086	3,039,198
1.63%, 1/7/2025 (b)	215,000	223,286
2.00%, 10/5/2022	250,000	256,927
2.00%, 11/1/2031	95,263	98,046
2.00%, 8/1/2035	1,252,529	1,285,820
2.00% 11/1/2035	2,847,429	2,923,111
2.00%, 12/1/2035	1,480,809	1,520,167
2.00%, 2/1/2036	3,131,748	3,214,987
2.00%, 7/1/2050	1,045,178	1,043,783
2.00%, 8/1/2050	1,808,850	1,806,436
2.00%, 10/1/2050	4,819,495	4,813,062
2.00%, 11/1/2050	4,880,504	4,873,990
2.00% 1/1/2051	6,031,507	6,024,748
2.00%, 2/1/2051	3,502,564	3,497,889
2.00%, 3/1/2051	11,970,872	11,954,652
2.00%, 4/1/2051	5,525,000	5,517,514
2.13%, 4/24/2026 (b)	200,000	211,276
2.25%, 4/12/2022	210,000	214,654
2.50%, 2/5/2024 (b)	250,000	265,327
2.50%, 3/1/2029	149,978	156,481
2.50%, 7/1/2030	846,937	884,072
2.50%, 2/1/2031	84,643	88,401
2.50%, 10/1/2031	146,890	153,406
2.50%, 12/1/2031	262,763	274,419
2.50%, 1/1/2032	94,071	98,244
2.50%, 4/1/2032	901,548	941,541
2.50%, 10/1/2032	339,730	354,465
2.50%, 12/1/2032	703,730	734,252
2.50%, 1/1/2033	388,931	405,800
2.50% 8/1/2035	2,201,428	2,291,196
2.50%, 9/1/2035	5,256,148	5,470,476

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2040	$ 474,415	$ 489,697
2.50%, 8/1/2040	262,271	270,722
2.50%, 11/1/2049	2,438,667	2,500,749
2.50%, 12/1/2049	1,163,879	1,193,508
2.50%, 7/1/2050	1,959,291	2,010,538
2.50%, 8/1/2050	4,693,973	4,816,750
2.50%, 10/1/2050	2,821,615	2,895,417
2.50%, 11/1/2050	3,511,345	3,603,188
2.50%, 12/1/2050	1,949,855	2,000,961
2.50%, 4/1/2051	3,850,000	3,955,695
2.63%, 9/6/2024 (b)	250,000	268,477
2.88%, 9/12/2023	500,000	531,870
3.00%, 10/1/2028	49,249	52,065
3.00%, 8/1/2029	26,871	28,479
3.00%, 5/1/2030	154,887	163,548
3.00%, 6/1/2030	28,429	30,156
3.00%, 8/1/2030	459,011	488,244
3.00%, 9/1/2030	28,023	29,725
3.00%, 11/1/2030	60,412	64,083
3.00% 12/1/2030	336,258	357,554
3.00%, 4/1/2031	170,295	180,404
3.00%, 12/1/2031	260,275	275,726
3.00% 2/1/2032	955,735	1,015,824
3.00%, 5/1/2032	350,749	371,189
3.00%, 8/1/2032	118,453	125,356
3.00%, 10/1/2032	204,826	216,763
3.00%, 2/1/2034	923,874	977,714
3.00%, 7/1/2034	272,475	287,593
3.00%, 6/1/2036	44,997	47,480
3.00%, 8/1/2036	230,574	243,300
3.00%, 9/1/2036	422,967	446,312
3.00%, 10/1/2036	125,373	132,293
3.00%, 12/1/2036	222,029	234,284
3.00%, 11/1/2037	412,248	437,059
3.00%, 6/1/2042	841,563	892,213
3.00%, 6/1/2043	215,534	229,709
3.00%, 7/1/2043	52,226	55,332
3.00%, 2/1/2044	448,576	475,252
3.00%, 1/1/2045	771,513	817,393
3.00%, 5/1/2045	675,180	715,331
3.00%, 9/1/2045	47,163	49,790
3.00% 11/1/2045	329,219	347,557
3.00%, 12/1/2045	59,532	62,848
3.00%, 5/1/2046	443,914	466,737
3.00%, 7/1/2046	485,173	510,117
3.00%, 10/1/2046	303,836	319,457
3.00%, 11/1/2046	641,244	674,212
3.00% 12/1/2046	547,382	575,525
3.00% 1/1/2047	1,516,912	1,594,901
3.00%, 2/1/2047	483,172	508,013
3.00%, 5/1/2047	505,147	527,759
3.00%, 11/1/2047	307,926	321,710
3.00%, 9/1/2049	3,635,320	3,795,963
3.00%, 11/1/2049	1,188,955	1,236,995
3.00%, 12/1/2049	2,907,213	3,035,681
Security Description	Principal Amount	Value
3.00%, 1/1/2050	$ 2,225,332	$ 2,315,246
3.00%, 3/1/2050	2,184,411	2,273,856
3.00%, 5/1/2050	2,283,014	2,376,496
3.00%, 7/1/2050	1,957,703	2,039,816
3.00%, 8/1/2050	820,949	855,997
3.00%, 10/1/2050	376,809	393,460
3.50%, 11/1/2025	20,733	22,103
3.50%, 1/1/2027	21,939	23,388
3.50%, 5/1/2029	30,202	32,608
3.50%, 10/1/2029	26,434	28,540
3.50%, 2/1/2031	240,641	256,651
3.50%, 3/1/2032	178,167	191,459
3.50%, 4/1/2032	264,268	283,984
3.50%, 2/1/2033	517,025	555,599
3.50%, 4/1/2033	158,403	169,019
3.50%, 12/1/2035	29,770	31,980
3.50%, 1/1/2037	215,665	230,983
3.50%, 2/1/2037	310,598	332,658
3.50%, 7/1/2037	140,930	149,761
3.50%, 4/1/2038	327,924	347,546
3.50%, 2/1/2041	85,093	92,142
3.50%, 10/1/2044	22,406	24,039
3.50% 1/1/2045	63,448	68,070
3.50% 2/1/2045	2,608,687	2,806,417
3.50%, 5/1/2045	24,748	26,498
3.50% 8/1/2045	84,046	90,099
3.50%, 11/1/2045	29,674	31,772
3.50% 12/1/2045	434,158	464,856
3.50%, 1/1/2046	303,030	324,456
3.50% 2/1/2046	373,573	399,987
3.50% 4/1/2046	222,089	236,891
3.50% 5/1/2046	339,491	362,118
3.50%, 6/1/2046	90,625	96,665
3.50%, 7/1/2046	239,677	255,652
3.50%, 8/1/2046	2,215,579	2,393,758
3.50%, 1/1/2047	369,844	394,495
3.50% 2/1/2047	1,432,943	1,550,342
3.50%, 3/1/2047	359,618	383,587
3.50%, 4/1/2047	722,718	766,330
3.50% 5/1/2047	2,591,379	2,766,069
3.50%, 6/1/2047	307,844	326,420
3.50% 7/1/2047	3,266,783	3,517,712
3.50%, 9/1/2047	274,141	290,684
3.50%, 10/1/2047	327,059	346,795
3.50%, 11/1/2047	73,236	77,655
3.50%, 12/1/2047	507,586	538,217
3.50%, 1/1/2048	151,278	160,407
3.50%, 2/1/2048	213,880	228,913
3.50%, 6/1/2048	438,826	464,331
3.50%, 11/1/2048	1,274,652	1,359,609
3.50%, 3/1/2049	2,798,389	2,967,259
3.50%, 5/1/2049	3,616,230	3,830,989
3.50%, 6/1/2049	7,158,145	7,590,106
3.50%, 7/1/2049	481,468	508,197
3.50%, 8/1/2049	1,325,791	1,399,394

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2050	$ 700,175	$ 739,552
4.00%, 3/1/2031	701,517	747,923
4.00%, 10/1/2033	105,609	114,827
4.00%, 10/1/2037	843,781	915,144
4.00%, 1/1/2039	107,259	115,438
4.00%, 2/1/2039	96,161	103,494
4.00%, 12/1/2040	37,702	41,532
4.00%, 2/1/2043	222,509	245,116
4.00% 10/1/2043	525,018	578,776
4.00%, 11/1/2043	159,515	175,135
4.00%, 12/1/2043	173,262	190,228
4.00% 10/1/2044	31,948	35,029
4.00%, 1/1/2045	471,085	518,382
4.00%, 3/1/2045	26,511	28,988
4.00%, 5/1/2045	1,340,484	1,469,758
4.00%, 7/1/2045	27,523	30,095
4.00% 9/1/2045	128,213	140,193
4.00% 12/1/2045	48,305	52,819
4.00%, 2/1/2046	2,421,279	2,668,629
4.00%, 4/1/2046	110,876	120,402
4.00%, 7/1/2046	176,694	191,874
4.00% 11/1/2046	1,283,420	1,404,146
4.00%, 12/1/2046	389,965	423,467
4.00% 4/1/2047	652,904	703,949
4.00%, 7/1/2047	320,332	345,376
4.00%, 8/1/2047	292,086	314,922
4.00%, 9/1/2047	296,088	319,237
4.00%, 12/1/2047	416,177	448,714
4.00%, 2/1/2048	912,714	984,070
4.00%, 6/1/2048	706,078	756,147
4.00%, 7/1/2048	264,527	284,001
4.00%, 9/1/2048	1,715,830	1,837,502
4.00%, 11/1/2048	3,500,655	3,767,229
4.00%, 7/1/2049	1,242,526	1,331,714
4.00%, 9/1/2049	451,358	483,756
4.00%, 2/1/2050	1,483,434	1,589,914
4.00%, 7/1/2050	3,419,641	3,662,133
4.50%, 9/1/2039	290,304	325,131
4.50%, 12/1/2040	62,940	70,277
4.50%, 1/1/2042	45,632	51,120
4.50% 9/1/2043	89,561	100,029
4.50%, 11/1/2043	48,752	54,503
4.50%, 5/1/2044	122,957	137,240
4.50%, 6/1/2044	44,561	49,738
4.50%, 2/1/2046	168,312	187,931
4.50%, 3/1/2046	564,785	631,408
4.50%, 5/1/2046	415,777	465,656
4.50%, 7/1/2046	166,644	184,995
4.50%, 11/1/2047	548,415	600,544
4.50%, 4/1/2048	246,524	268,491
4.50%, 7/1/2048	1,369,733	1,491,789
4.50% 8/1/2048	906,713	988,365
4.50%, 12/1/2048	356,871	388,672
4.50%, 1/1/2049	118,298	128,840
4.50%, 4/1/2049	181,179	197,592
Security Description	Principal Amount	Value
4.50%, 3/1/2050	$ 1,440,544	$ 1,571,045
5.00%, 1/1/2039	401,651	459,255
5.00%, 6/1/2040	168,934	191,836
5.00%, 7/1/2041	28,018	31,816
5.00%, 5/1/2042	35,400	40,199
5.00%, 11/1/2044	466,762	530,041
5.00%, 1/1/2045	35,794	40,492
5.00%, 6/1/2048	479,137	530,352
5.00%, 9/1/2048	462,539	511,980
5.00%, 3/1/2050	622,320	688,395
5.50%, 2/1/2037	20,712	23,697
5.50%, 4/1/2038	96,178	110,165
5.50%, 9/1/2040	30,944	35,453
5.50%, 9/1/2041	48,513	55,589
5.50% 5/1/2044	561,388	642,814
5.63%, 7/15/2037	80,000	118,082
6.63%, 11/15/2030	365,000	520,143
7.25%, 5/15/2030	75,000	109,742
Series 0000, 0.56%, 11/17/2025	350,000	344,708
Series 2013-M12, Class APT, 2.42%, 3/25/2023 (c)	24,809	25,397
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	109,811	111,793
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	673,906	717,100
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	29,970	31,936
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	266,007
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (c)	390,156	425,555
Series 2017-M13, Class A2, 2.94%, 9/25/2027 (c)	330,000	357,870
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	250,000	271,142
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	188,444
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	144,064
TBA, 1.50%, 4/1/2036 (g)	6,500,000	6,527,430
TBA, 1.50%, 4/1/2051 (g)	7,100,000	6,863,123
TBA, 2.00%, 4/1/2036 (g)	5,550,000	5,695,188
TBA, 2.00%, 4/1/2051 (g)	26,125,000	26,071,653
TBA, 2.50%, 4/1/2036 (g)	1,550,000	1,612,976
TBA, 2.50%, 4/1/2051 (g)	16,550,000	16,981,955
TBA, 3.00%, 4/1/2036 (g)	1,000,000	1,055,660
TBA, 3.00%, 4/1/2051 (g)	5,340,000	5,562,571
TBA, 3.50%, 4/1/2036 (g)	1,000,000	1,066,445
TBA, 4.00%, 4/1/2051 (g)	4,000,000	4,291,840

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	$ 272,000	$ 263,384
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	330,981
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	550,000	517,679
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	58,180
Series 2021-M4, Class A2, VRN, 1.47%, 2/25/2031 (c)	280,000	267,454
Government National Mortgage Association:
2.00%, 9/20/2050	976,058	986,181
2.00%, 1/20/2051	2,485,204	2,510,979
2.50%, 12/20/2046	560,208	579,855
2.50%, 8/20/2050	3,243,232	3,346,857
2.50%, 9/20/2050	1,952,380	2,014,760
2.50%, 10/20/2050	3,410,212	3,519,172
3.00%, 1/20/2043	370,334	393,321
3.00%, 5/20/2043	184,910	196,741
3.00%, 12/20/2044	32,059	33,930
3.00%, 3/20/2045	17,290	18,290
3.00%, 4/20/2045	51,743	54,734
3.00%, 6/20/2045	800,202	846,463
3.00%, 7/20/2045	51,785	54,779
3.00%, 8/20/2045	48,846	51,670
3.00%, 2/20/2046	1,323,892	1,408,594
3.00%, 3/20/2046	485,706	512,323
3.00%, 4/20/2046	2,746,021	2,896,502
3.00%, 5/20/2046	80,312	84,713
3.00%, 7/20/2046	51,867	54,709
3.00%, 8/20/2046	167,533	176,714
3.00%, 9/20/2046	120,623	127,233
3.00%, 10/20/2046	121,345	127,994
3.00%, 11/20/2046	217,811	229,747
3.00%, 12/20/2046	854,175	900,983
3.00%, 2/20/2047	425,462	448,778
3.00%, 4/20/2047	613,687	646,105
3.00%, 6/20/2047	196,578	206,962
3.00%, 7/20/2047	382,122	402,307
3.00%, 8/20/2047	189,483	199,492
3.00%, 10/20/2047	283,310	298,276
3.00%, 1/20/2048	1,049,529	1,104,969
3.00%, 2/20/2048	632,839	666,268
3.00%, 3/20/2048	1,123,815	1,183,180
3.00%, 11/20/2049	1,895,875	1,989,071
3.00%, 12/20/2049	1,147,201	1,203,595
3.00%, 2/20/2050	1,198,778	1,256,273
3.00%, 6/20/2050	3,161,488	3,301,198
3.00%, 7/20/2050	4,069,612	4,249,453
3.50%, 10/20/2042	294,578	318,592
Security Description	Principal Amount	Value
3.50%, 1/20/2043	$ 1,257,698	$ 1,360,225
3.50%, 5/20/2043	44,778	48,425
3.50%, 9/20/2043	29,842	32,272
3.50%, 11/20/2043	232,603	251,544
3.50%, 6/20/2044	1,261,023	1,362,735
3.50%, 10/20/2044	28,018	30,278
3.50%, 12/20/2044	18,691	20,199
3.50%, 3/20/2045	16,893	18,140
3.50%, 4/20/2045	55,772	60,663
3.50%, 6/20/2045	761,172	817,361
3.50%, 10/20/2045	1,518,362	1,630,446
3.50% 1/20/2046	1,217,438	1,307,307
3.50%, 3/20/2046	123,115	131,444
3.50%, 4/20/2046	65,996	70,460
3.50%, 5/20/2046	68,118	72,726
3.50%, 6/20/2046	1,048,738	1,119,683
3.50%, 7/20/2046	167,465	178,794
3.50%, 10/20/2046	330,988	353,378
3.50%, 11/20/2046	211,661	225,979
3.50%, 12/20/2046	713,797	762,084
3.50%, 5/20/2047	521,685	555,430
3.50%, 6/20/2047	361,786	385,187
3.50%, 7/20/2047	281,909	300,144
3.50%, 8/20/2047	453,209	482,525
3.50%, 9/20/2047	186,387	198,443
3.50%, 10/20/2047	181,449	193,186
3.50%, 11/20/2047	2,299,668	2,448,420
3.50%, 12/20/2047	861,088	916,787
3.50%, 6/20/2048	270,489	287,173
3.50%, 8/20/2048	202,248	214,723
3.50%, 8/20/2049	807,364	853,037
3.50%, 9/20/2049	2,446,366	2,583,923
3.50%, 12/20/2049	518,447	547,244
3.50%, 2/20/2050	889,887	939,013
3.50%, 7/20/2050	1,095,784	1,156,602
4.00%, 4/15/2040	31,577	34,768
4.00%, 2/20/2042	14,236	15,708
4.00%, 7/20/2042	10,092	11,130
4.00%, 7/15/2044	34,725	38,090
4.00%, 8/20/2044	19,303	21,310
4.00%, 10/20/2044	175,243	193,463
4.00%, 5/15/2045	20,103	22,036
4.00%, 6/15/2045	49,325	54,067
4.00%, 8/20/2045	18,677	20,440
4.00%, 11/20/2045	233,422	255,463
4.00%, 2/20/2046	179,510	196,461
4.00%, 5/20/2046	186,373	203,972
4.00%, 6/20/2046	130,213	140,459
4.00%, 1/20/2047	409,356	441,565
4.00%, 3/20/2047	178,716	192,778
4.00%, 4/20/2047	345,655	372,521
4.00%, 5/20/2047	231,323	249,303
4.00%, 7/20/2047	240,286	258,962
4.00%, 8/20/2047	100,489	108,300
4.00%, 1/20/2048	170,295	183,531

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/20/2048	$ 4,648,838	$ 4,996,233
4.00%, 8/20/2048	946,100	1,016,800
4.00%, 10/20/2048	394,417	423,890
4.00%, 11/20/2048	313,116	336,514
4.00%, 4/20/2049	310,701	331,073
4.00%, 6/20/2049	704,050	750,214
4.00%, 7/20/2049	383,532	408,680
4.00%, 1/20/2050	581,719	619,862
4.00%, 3/20/2050	1,130,645	1,204,781
4.50%, 1/20/2044	89,108	99,403
4.50%, 11/20/2044	26,731	29,797
4.50%, 12/20/2044	21,705	24,195
4.50%, 4/20/2046	120,438	134,255
4.50%, 6/20/2046	82,212	91,643
4.50%, 7/20/2046	114,650	127,802
4.50%, 4/20/2047	362,007	397,241
4.50%, 8/20/2047	106,411	115,890
4.50%, 11/20/2047	960,703	1,046,286
4.50%, 12/20/2047	57,996	63,163
4.50%, 11/20/2048	399,502	432,695
4.50%, 7/20/2049	442,123	477,393
5.00%, 6/15/2040	25,258	27,895
5.00%, 10/15/2041	73,490	81,425
5.00%, 3/20/2044	40,306	45,772
5.00%, 12/20/2045	144,073	163,264
5.00%, 1/20/2048	241,016	266,620
5.00%, 5/20/2048	208,087	228,952
5.00%, 9/20/2048	367,290	401,041
5.00%, 3/20/2050	518,469	570,458
5.50%, 10/20/2043	37,663	42,681
5.50%, 5/20/2045	425,889	481,622
TBA, 2.00%, 4/1/2051 (g)	11,500,000	11,607,640
TBA, 2.50%, 4/1/2051 (g)	11,725,000	12,096,448
TBA, 3.00%, 4/1/2051 (g)	3,050,000	3,176,087
TBA, 3.50%, 4/1/2051 (g)	3,425,000	3,613,957
Tennessee Valley Authority:
0.75%, 5/15/2025	85,000	84,843
2.88%, 9/15/2024	100,000	108,115
3.50%, 12/15/2042	175,000	196,331
4.25%, 9/15/2065	100,000	127,468
5.25%, 9/15/2039	150,000	205,507
Series A, 2.88%, 2/1/2027	150,000	163,557
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $509,109,934)		511,332,829
U.S. TREASURY OBLIGATIONS — 36.8%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	2,328,094
1.13%, 8/15/2040	6,500,000	5,289,375
1.25%, 5/15/2050 (b)	2,750,000	2,078,398
1.38%, 11/15/2040	6,750,000	5,746,992
1.38%, 8/15/2050	3,350,000	2,617,711
1.63%, 11/15/2050	3,500,000	2,919,766
Security Description	Principal Amount	Value
1.88%, 2/15/2041	$ 6,500,000	$ 6,054,141
1.88%, 2/15/2051 (b)	4,000,000	3,550,625
2.00%, 2/15/2050	2,050,000	1,877,352
2.25%, 8/15/2046	1,425,000	1,384,699
2.25%, 8/15/2049	2,000,000	1,936,562
2.38%, 11/15/2049	2,500,000	2,487,109
2.50%, 2/15/2045	3,340,000	3,413,062
2.50%, 2/15/2046	2,400,000	2,448,000
2.50%, 5/15/2046	1,850,000	1,887,289
2.75%, 8/15/2042	900,000	966,234
2.75%, 11/15/2042	1,500,000	1,608,750
2.75%, 8/15/2047 (b)	1,700,000	1,819,266
2.75%, 11/15/2047	1,650,000	1,766,531
2.88%, 5/15/2043	1,850,000	2,024,594
2.88%, 8/15/2045 (b)	5,480,000	5,989,469
2.88%, 11/15/2046 (b)	2,500,000	2,734,375
2.88%, 5/15/2049	2,450,000	2,693,852
3.00%, 5/15/2042	325,000	363,086
3.00%, 11/15/2044 (b)	1,925,000	2,147,578
3.00%, 5/15/2045	1,875,000	2,092,090
3.00%, 11/15/2045 (b)	1,900,000	2,122,953
3.00%, 2/15/2047	2,200,000	2,464,000
3.00%, 5/15/2047	1,050,000	1,176,492
3.00%, 2/15/2048 (b)	3,200,000	3,591,000
3.00%, 8/15/2048	2,950,000	3,314,602
3.00%, 2/15/2049	2,650,000	2,981,250
3.13%, 11/15/2041	350,000	398,891
3.13%, 2/15/2042	725,000	826,727
3.13%, 2/15/2043 (b)	1,075,000	1,223,820
3.13%, 8/15/2044	2,500,000	2,846,875
3.13%, 5/15/2048	2,375,000	2,727,539
3.38%, 5/15/2044	1,900,000	2,251,203
3.38%, 11/15/2048	3,100,000	3,727,750
3.50%, 2/15/2039	1,000,000	1,198,281
3.63%, 8/15/2043	1,600,000	1,965,000
3.63%, 2/15/2044	1,475,000	1,814,711
3.75%, 8/15/2041	2,000,000	2,489,062
3.75%, 11/15/2043	1,425,000	1,783,699
3.88%, 8/15/2040	750,000	945,937
4.25%, 5/15/2039	1,500,000	1,970,859
4.25%, 11/15/2040	1,500,000	1,984,687
4.38%, 2/15/2038	650,000	859,422
4.38%, 11/15/2039	1,250,000	1,670,703
4.38%, 5/15/2040	575,000	770,949
4.38%, 5/15/2041	300,000	404,203
4.50%, 2/15/2036 (b)	1,500,000	1,984,687
4.50%, 5/15/2038	200,000	268,313
4.50%, 8/15/2039	650,000	880,141
4.63%, 2/15/2040	400,000	551,562
4.75%, 2/15/2037 (b)	350,000	478,680
4.75%, 2/15/2041	650,000	915,281
5.00%, 5/15/2037	300,000	421,172
5.25%, 11/15/2028	450,000	572,977
6.50%, 11/15/2026 (b)	1,500,000	1,942,969

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Treasury Notes:
0.13%, 6/30/2022	$ 5,500,000	$ 5,501,074
0.13%, 7/31/2022	5,000,000	5,000,586
0.13%, 8/31/2022	6,000,000	6,000,000
0.13%, 9/30/2022	4,000,000	3,999,688
0.13%, 10/31/2022 (b)	3,000,000	2,999,648
0.13%, 11/30/2022	6,500,000	6,498,477
0.13%, 12/31/2022	6,000,000	5,997,422
0.13%, 2/28/2023	7,750,000	7,745,156
0.13%, 5/15/2023	2,000,000	1,997,500
0.13%, 7/15/2023	4,500,000	4,491,562
0.13%, 9/15/2023	5,000,000	4,986,328
0.13%, 10/15/2023 (b)	3,000,000	2,990,391
0.13%, 12/15/2023	6,000,000	5,973,750
0.13%, 1/15/2024	4,000,000	3,979,375
0.13%, 2/15/2024 (b)	7,500,000	7,459,570
0.25%, 4/15/2023	1,500,000	1,502,227
0.25%, 6/15/2023	3,000,000	3,003,516
0.25%, 11/15/2023	3,500,000	3,498,359
0.25%, 3/15/2024 (b)	14,500,000	14,461,484
0.25%, 5/31/2025	7,500,000	7,356,445
0.25%, 6/30/2025	3,000,000	2,939,062
0.25%, 8/31/2025	5,000,000	4,883,594
0.25%, 9/30/2025	5,000,000	4,876,953
0.25%, 10/31/2025	7,750,000	7,545,957
0.38%, 4/30/2025	4,000,000	3,950,000
0.38%, 11/30/2025	3,000,000	2,934,375
0.38%, 12/31/2025 (b)	6,000,000	5,859,375
0.38%, 1/31/2026 (b)	7,000,000	6,825,547
0.38%, 7/31/2027	2,000,000	1,889,375
0.38%, 9/30/2027	6,000,000	5,646,562
0.50%, 3/31/2025 (b)	2,150,000	2,136,227
0.50%, 2/28/2026 (b)	6,000,000	5,881,875
0.50%, 6/30/2027	4,500,000	4,295,039
0.50%, 8/31/2027	4,000,000	3,802,500
0.50%, 10/31/2027	2,250,000	2,131,172
0.63%, 11/30/2027	4,550,000	4,338,852
0.63%, 12/31/2027	6,000,000	5,713,125
0.63%, 5/15/2030	3,900,000	3,550,219
0.63%, 8/15/2030 (b)	4,750,000	4,305,430
0.75%, 3/31/2026	5,000,000	4,955,859
0.75%, 1/31/2028	2,500,000	2,396,875
1.13%, 2/28/2025	2,000,000	2,037,500
1.13%, 2/28/2027	1,250,000	1,246,582
1.13%, 2/29/2028	4,500,000	4,421,250
1.13%, 2/15/2031 (b)	9,000,000	8,503,594
1.25%, 7/31/2023	250,000	256,035
1.25%, 3/31/2028	7,500,000	7,421,484
1.38%, 10/15/2022	2,500,000	2,547,559
1.38%, 2/15/2023	2,000,000	2,045,625
1.38%, 8/31/2023	2,250,000	2,312,754
1.38%, 9/30/2023	550,000	565,684
1.38%, 1/31/2025	2,000,000	2,057,812
1.38%, 8/31/2026	3,000,000	3,052,266
1.50%, 8/15/2022	5,750,000	5,859,160
Security Description	Principal Amount	Value
1.50%, 9/15/2022	$ 3,000,000	$ 3,059,766
1.50%, 1/15/2023	10,000,000	10,240,625
1.50%, 3/31/2023 (b)	1,000,000	1,026,523
1.50%, 9/30/2024	5,000,000	5,173,047
1.50%, 10/31/2024	1,500,000	1,551,328
1.50%, 11/30/2024	1,500,000	1,550,977
1.50%, 8/15/2026	1,650,000	1,689,832
1.50%, 1/31/2027 (b)	2,000,000	2,039,375
1.50%, 2/15/2030 (b)	5,850,000	5,779,617
1.63%, 8/31/2022	1,150,000	1,174,348
1.63%, 11/15/2022	3,500,000	3,584,082
1.63%, 12/15/2022 (b)	2,000,000	2,050,391
1.63%, 4/30/2023 (b)	2,500,000	2,574,805
1.63%, 5/31/2023 (b)	1,250,000	1,288,477
1.63%, 2/15/2026	1,925,000	1,990,721
1.63%, 5/15/2026 (b)	2,750,000	2,840,234
1.63%, 9/30/2026	1,250,000	1,287,402
1.63%, 10/31/2026	1,250,000	1,286,133
1.63%, 8/15/2029 (b)	2,250,000	2,258,437
1.75%, 4/30/2022 (b)	300,000	305,379
1.75%, 5/31/2022 (b)	1,000,000	1,019,141
1.75%, 6/15/2022	1,500,000	1,529,648
1.75%, 6/30/2022 (b)	3,750,000	3,826,611
1.75%, 9/30/2022	1,750,000	1,792,383
1.75%, 1/31/2023	2,925,000	3,010,122
1.75%, 5/15/2023	250,000	258,242
1.75%, 6/30/2024 (b)	1,500,000	1,564,102
1.75%, 12/31/2024 (b)	1,250,000	1,304,004
1.75%, 11/15/2029 (b)	3,000,000	3,036,562
1.88%, 4/30/2022 (b)	6,000,000	6,115,547
1.88%, 5/31/2022	100,000	102,063
1.88%, 7/31/2022	1,000,000	1,023,477
1.88%, 8/31/2022	150,000	153,709
1.88%, 9/30/2022	500,000	513,066
1.88%, 8/31/2024	850,000	890,309
1.88%, 6/30/2026	1,250,000	1,306,348
1.88%, 7/31/2026	1,000,000	1,044,531
2.00%, 7/31/2022	100,000	102,512
2.00%, 10/31/2022	1,000,000	1,029,375
2.00%, 11/30/2022	2,000,000	2,061,719
2.00%, 2/15/2023	500,000	517,168
2.00%, 5/31/2024	1,750,000	1,837,773
2.00%, 6/30/2024	350,000	367,746
2.00%, 2/15/2025	2,375,000	2,501,543
2.00%, 8/15/2025 (b)	1,500,000	1,580,625
2.00%, 11/15/2026 (b)	2,250,000	2,360,918
2.13%, 6/30/2022 (b)	4,500,000	4,612,852
2.13%, 12/31/2022 (b)	3,900,000	4,034,215
2.13%, 11/30/2023	1,000,000	1,049,297
2.13%, 3/31/2024	5,975,000	6,290,088
2.13%, 7/31/2024	2,500,000	2,638,672
2.13%, 9/30/2024 (b)	1,500,000	1,584,609
2.13%, 11/30/2024	1,250,000	1,321,289
2.13%, 5/15/2025 (b)	2,350,000	2,487,512
2.13%, 5/31/2026	2,500,000	2,645,117

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 12/31/2023	$ 1,750,000	$ 1,843,516
2.25%, 1/31/2024	1,000,000	1,054,687
2.25%, 4/30/2024	1,000,000	1,057,266
2.25%, 10/31/2024	1,250,000	1,326,270
2.25%, 11/15/2024 (b)	3,000,000	3,183,984
2.25%, 12/31/2024	1,250,000	1,328,027
2.25%, 11/15/2025 (b)	1,975,000	2,103,221
2.25%, 3/31/2026	3,000,000	3,193,594
2.25%, 2/15/2027	3,000,000	3,186,562
2.25%, 8/15/2027 (b)	2,000,000	2,119,687
2.25%, 11/15/2027	4,750,000	5,028,320
2.38%, 1/31/2023	1,500,000	1,560,879
2.38%, 2/29/2024	5,000,000	5,295,703
2.38%, 8/15/2024	1,950,000	2,075,227
2.38%, 5/15/2027 (b)	2,900,000	3,099,375
2.38%, 5/15/2029	4,350,000	4,623,234
2.50%, 3/31/2023 (b)	1,250,000	1,308,350
2.50%, 8/15/2023	2,500,000	2,635,352
2.50%, 1/31/2024	2,000,000	2,123,125
2.50%, 5/15/2024	5,000,000	5,330,469
2.50%, 1/31/2025	1,000,000	1,072,422
2.50%, 2/28/2026	2,500,000	2,692,187
2.63%, 2/28/2023	4,000,000	4,187,656
2.63%, 6/30/2023	1,600,000	1,687,250
2.63%, 12/31/2023	3,000,000	3,191,484
2.63%, 3/31/2025	1,000,000	1,078,047
2.63%, 12/31/2025	3,250,000	3,516,602
2.63%, 1/31/2026	2,250,000	2,435,625
2.63%, 2/15/2029 (b)	4,450,000	4,814,344
2.75%, 4/30/2023	3,250,000	3,422,910
2.75%, 5/31/2023	1,500,000	1,582,852
2.75%, 7/31/2023	1,000,000	1,058,984
2.75%, 8/31/2023	3,750,000	3,977,930
2.75%, 11/15/2023 (b)	1,500,000	1,597,500
2.75%, 2/15/2024	7,100,000	7,593,672
2.75%, 2/28/2025	1,000,000	1,082,266
2.75%, 6/30/2025	2,750,000	2,983,535
2.75%, 8/31/2025	2,500,000	2,715,234
2.75%, 2/15/2028 (b)	2,750,000	2,999,219
2.88%, 9/30/2023	2,000,000	2,131,250
2.88%, 10/31/2023	2,000,000	2,134,531
2.88%, 11/30/2023	3,000,000	3,206,953
2.88%, 4/30/2025	1,250,000	1,361,035
2.88%, 5/31/2025 (b)	3,900,000	4,248,562
2.88%, 7/31/2025 (b)	4,000,000	4,362,813
2.88%, 11/30/2025	1,500,000	1,639,922
2.88%, 5/15/2028	4,000,000	4,396,875
2.88%, 8/15/2028 (b)	3,250,000	3,574,492
3.00%, 9/30/2025	2,500,000	2,744,531
3.00%, 10/31/2025 (b)	2,750,000	3,020,703
3.13%, 11/15/2028	5,500,000	6,150,547
TOTAL U.S. TREASURY OBLIGATIONS (Cost $632,151,143)		630,782,408
Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	$ 25,000	$ 41,271
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	51,658
California, State General Obligation:
3.50%, 4/1/2028	250,000	278,911
7.30%, 10/1/2039	125,000	190,573
7.50%, 4/1/2034	100,000	155,234
7.55%, 4/1/2039	100,000	161,545
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	112,725
City of San Francisco CA Public Utilities Commission Water Revenue Series E, 2.83%, 11/1/2041	100,000	100,789
Los Angeles Community College District:
1.61%, 8/1/2028	50,000	49,628
1.81%, 8/1/2030	50,000	48,810
2.11%, 8/1/2032	50,000	49,134
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	137,478
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	33,059
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	75,327
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	293,678
State of California 7.60%, 11/1/2040	250,000	415,117
University of California Series BG, 0.88%, 5/15/2025	15,000	15,005
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	326,308
		2,536,250
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	134,544
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	50,000	50,464
Series A, 1.71%, 7/1/2027	50,000	50,184
Series A, 2.15%, 7/1/2030	50,000	49,959
		285,151

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	$ 162,000	$ 233,504
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	61,902
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	60,964
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	290,478
State of Illinois:
5.10%, 6/1/2033	50,000	56,293
6.63%, 2/1/2035	200,000	239,475
7.35%, 7/1/2035	100,000	124,173
		833,285
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	15,000	14,856
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	20,000	20,991
Series C, 2.95%, 5/15/2043	100,000	100,035
		135,882
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue:
3.23%, 5/15/2050	300,000	317,537
3.65%, 8/15/2057	100,000	113,394
		430,931
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	210,234
4.13%, 6/15/2042	160,000	167,167
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	153,098
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	36,066
		566,565
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	34,301
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	96,449
Security Description	Principal Amount	Value
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	$ 100,000	$ 109,864
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	190,000	234,161
5.65%, 11/1/2040	100,000	134,749
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	1,000,000	946,924
4.03%, 9/1/2048	125,000	142,554
Series 192, 4.81%, 10/15/2065	25,000	32,208
Series AAA, 1.09%, 7/1/2023	150,000	152,234
		1,883,444
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	233,206
OREGON — 0.0% (a)
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	750,000	717,322
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	142,149
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	94,042
		236,191
TEXAS — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue 2.91%, 2/1/2048	75,000	73,702
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	134,669
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	253,258
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	65,352
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	164,912
State of Texas 3.21%, 4/1/2044	50,000	52,191
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	141,742
2.56%, 4/1/2042	40,000	39,068
		924,894

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	$ 50,000	$ 57,075
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	131,350
		188,425
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,891,080)		9,205,050
MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	108,981
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	98,316
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (c)	50,000	54,226
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	162,614
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	114,772
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	109,354
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	106,447
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	52,453
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	209,402
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	89,346
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	481,299
BANK 2021-BNK31 Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	226,622
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	305,273
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	163,927
Security Description	Principal Amount	Value
BBCMS Mortgage Trust Series 2020-C8, Class A5, 2.04%, 10/15/2053	$ 250,000	$ 242,577
BBCMS Mortgage Trust 2021-C9 Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	246,807
Benchmark Mortgage Trust Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	430,251
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	144,663
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	112,271
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	113,434
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	126,687
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	211,858
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	772,269
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	76,433
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	329,597
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	207,539
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	329,659
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	659,051
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	104,186
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	158,130
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	770,736
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	78,237

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	$ 250,000	$ 272,181
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	108,692
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	432,497
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	108,233
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	54,708
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	280,824	298,842
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	35,301	36,977
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	429,339
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	112,971
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	161,426
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	270,870
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	56,997
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	209,752
GS Mortgage Securities Trust Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	157,960
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.05%, 7/10/2046 (c)	80,000	85,639
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	86,987	92,999
Security Description	Principal Amount	Value
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	$ 150,000	$ 156,408
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	211,444
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	271,372
GS Mortgage Securities Trust 2020-GSA2 Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	481,729
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,804
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	108,767
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	54,463
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	219,959
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	110,077
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.74%, 3/15/2049 (c)	300,000	336,685
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	543,887
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	987,278
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	214,768

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	$ 300,000	$ 309,976
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33 Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	459,179
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	232,558
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	166,427
Morgan Stanley Capital I Trust 2019-H7 Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	213,555
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	443,833
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	109,122
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	181,713
Wells Fargo Commercial Mortgage Trust:
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	208,166
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	105,139
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	168,148	175,607
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	87,025	92,591
Wells Fargo Commercial Mortgage Trust 2015-SG1 Series 2015-SG1, Class A4, 3.79%, 9/15/2048	996,583	1,079,428
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	317,955
Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	$ 250,000	$ 272,946
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	171,511
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	226,179
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	117,395
WFRBS Commercial Mortgage Trust 2014-C24 Series 2014-C24, Class A4, 3.34%, 11/15/2047	425,000	451,985
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	108,119
TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,318,732)		19,492,525
	Shares
SHORT-TERM INVESTMENTS — 11.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (h) (i)	89,167,661	89,194,411
State Street Navigator Securities Lending Portfolio II (j) (k)	114,113,975	114,113,975
TOTAL SHORT-TERM INVESTMENTS (Cost $203,302,645)		203,308,386
TOTAL INVESTMENTS — 111.2% (Cost $1,894,151,571)		1,903,861,153
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(191,893,215)
NET ASSETS — 100.0%		$ 1,711,967,938
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2021. Maturity date shown is the final maturity.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2021.
(j)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 458,208,834	$—	$ 458,208,834
Asset-Backed Securities	—	4,890,794	—	4,890,794
Foreign Government Obligations	—	66,640,327	—	66,640,327
U.S. Government Agency Obligations	—	511,332,829	—	511,332,829
U.S. Treasury Obligations	—	630,782,408	—	630,782,408
Municipal Bonds & Notes	—	9,205,050	—	9,205,050
Mortgage-Backed Securities	—	19,492,525	—	19,492,525
Short-Term Investments	203,308,386	—	—	203,308,386
TOTAL INVESTMENTS	$203,308,386	$1,700,552,767	$—	$1,903,861,153
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	48,860,303	$ 48,870,075	$289,685,730	$249,371,805	$4,792	$5,619	89,167,661	$ 89,194,411	$22,487
State Street Navigator Securities Lending Portfolio II	60,700,873	60,700,873	237,404,219	183,991,117	—	—	114,113,975	114,113,975	35,304
Total		$109,570,948	$527,089,949	$433,362,922	$4,792	$5,619		$203,308,386	$57,791
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments
March 31, 2021 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity Ex- U.S. Index Portfolio. The schedule of investments for the State Street Global All Cap Equity Ex- U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 96.3%
ARGENTINA — 0.1%
Adecoagro SA (a)	11,300	$ 88,818
Banco BBVA Argentina SA ADR (a)(b)	12,500	34,125
Banco Macro SA ADR (a)(b)	4,800	64,080
Central Puerto SA ADR (a)(b)	16,100	36,386
Despegar.com Corp. (a)	7,500	102,225
Globant SA (a)	4,400	913,484
Grupo Financiero Galicia SA ADR (b)	13,600	103,496
IRSA Propiedades Comerciales SA ADR	13	128
Loma Negra Cia Industrial Argentina SA ADR	7,400	46,842
Pampa Energia SA ADR (a)(b)	5,700	84,588
Telecom Argentina SA ADR (b)	11,500	63,480
Transportadora de Gas del Sur SA Class B, ADR (a)	9,000	43,470
YPF SA ADR (a)(b)	23,000	94,530
		1,675,652
AUSTRALIA — 5.0%
Abacus Property Group REIT	62,204	133,131
Accent Group, Ltd.	61,268	104,996
Adelaide Brighton, Ltd.	35,372	93,755
Afterpay, Ltd. (a)	25,078	1,938,717
AGL Energy, Ltd.	70,641	519,206
ALS, Ltd.	54,239	399,892
Altium, Ltd.	12,264	247,253
Alumina, Ltd.	312,900	414,677
AMP, Ltd.	396,729	382,243
Ampol, Ltd.	28,489	532,702
Ansell, Ltd.	13,737	410,560
APA Group Stapled Security	135,403	1,033,360
Appen, Ltd.	12,910	155,655
ARB Corp., Ltd.	8,941	234,602
Aristocrat Leisure, Ltd.	68,051	1,780,396
ASX, Ltd.	25,233	1,365,490
Atlas Arteria, Ltd. Stapled Security	110,711	501,722
AUB Group, Ltd.	6,834	100,251
Aurizon Holdings, Ltd.	221,031	656,558
AusNet Services	192,422	268,934
Austal, Ltd.	34,296	58,512
Australia & New Zealand Banking Group, Ltd.	345,239	7,409,967
Security Description	Shares	Value
Australian Agricultural Co., Ltd. (a)	66,789	$ 61,044
Australian Pharmaceutical Industries, Ltd.	85,600	83,452
Aventus Group REIT	55,934	122,694
Bank of Queensland, Ltd.	69,557	458,261
Bapcor, Ltd.	41,995	239,571
Beach Energy, Ltd.	211,449	276,201
Bega Cheese, Ltd.	33,033	159,763
Bellevue Gold, Ltd. (a)	77,436	46,004
Bendigo & Adelaide Bank, Ltd.	64,688	495,652
BHP Group PLC	256,664	7,417,032
BHP Group, Ltd.	355,920	12,280,217
Bingo Industries, Ltd. (b)	47,497	109,252
Blackmores, Ltd. (b)	2,362	143,490
BlueScope Steel, Ltd.	57,682	850,113
Boral, Ltd. (a)	140,160	586,073
Brambles, Ltd.	173,588	1,398,817
Bravura Solutions, Ltd.	27,889	54,166
Breville Group, Ltd.	9,858	202,725
Brickworks, Ltd.	10,320	163,807
BWP Trust REIT	46,487	139,857
BWX, Ltd.	22,386	78,943
carsales.com, Ltd.	28,203	382,573
Cedar Woods Properties, Ltd.	15,633	80,371
Centuria Capital Group	43,479	82,127
Centuria Industrial REIT	47,221	119,407
Centuria Office REIT	34,820	53,307
Chalice Mining, Ltd.	30,131	119,107
Challenger, Ltd.	65,903	321,248
Champion Iron, Ltd. (a)	28,333	118,257
Charter Hall Group REIT	53,182	521,718
Charter Hall Long Wale REIT	59,773	214,883
Charter Hall Retail REIT	68,023	198,949
Charter Hall Social Infrastructure REIT	31,986	75,766
CIMIC Group, Ltd. (a)(b)	10,985	147,171
Cleanaway Waste Management, Ltd.	225,281	377,488
Clinuvel Pharmaceuticals, Ltd. (b)	6,455	133,088
Coca-Cola Amatil, Ltd.	58,160	594,916
Cochlear, Ltd.	7,726	1,241,455
Codan, Ltd.	10,768	126,630
Coles Group, Ltd.	168,940	2,060,057
Collins Foods, Ltd.	10,417	82,594
Commonwealth Bank of Australia	214,219	14,048,068
Computershare, Ltd.	56,196	643,737
Cooper Energy, Ltd. (a)	188,865	38,839
Coronado Global Resources, Inc. CDI (c)	64,509	44,220
Corporate Travel Management, Ltd. (a)(b)	11,274	168,388
Costa Group Holdings, Ltd.	49,359	177,821
Credit Corp. Group, Ltd.	8,972	223,320

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cromwell Property Group REIT (b)	125,374	$ 78,780
Crown Resorts, Ltd. (a)	39,227	351,356
CSL, Ltd.	55,089	11,104,327
CSR, Ltd.	60,538	266,509
Data#3, Ltd.	12,944	51,167
De Grey Mining, Ltd. (a)	96,762	72,593
Deterra Royalties, Ltd.	45,185	134,907
Dexus REIT	125,225	929,932
Dicker Data, Ltd.	13,173	102,038
Domain Holdings Australia, Ltd. (a)	51,929	166,117
Domino's Pizza Enterprises, Ltd.	6,948	509,350
Downer EDI, Ltd.	72,645	283,843
Eagers Automotive, Ltd.	22,732	242,047
Elders, Ltd.	16,674	157,858
Electro Optic Systems Holdings, Ltd. (a)	13,777	54,565
Emeco Holdings, Ltd. (a)	91,638	66,306
EML Payments, Ltd. (a)(b)	43,295	161,581
Evolution Mining, Ltd.	187,364	582,240
Flight Centre Travel Group, Ltd. (a)	19,076	261,381
Fortescue Metals Group, Ltd.	209,289	3,186,505
G8 Education, Ltd.	123,292	97,192
GDI Property Group REIT	67,675	55,153
Genworth Mortgage Insurance Australia, Ltd.	30,544	59,555
Glencore PLC (a)	1,224,985	4,804,144
Gold Road Resources, Ltd.	85,928	71,992
Goodman Group REIT	195,405	2,696,804
GPT Group REIT	219,399	768,684
GrainCorp, Ltd. Class A	34,811	139,197
Growthpoint Properties Australia, Ltd. REIT	24,433	64,575
GUD Holdings, Ltd.	8,091	72,040
GWA Group, Ltd.	32,088	69,898
Hansen Technologies, Ltd.	29,249	120,967
Harvey Norman Holdings, Ltd.	71,585	312,415
Healius, Ltd.	80,610	250,498
Home Consortium, Ltd. REIT	14,306	47,943
HT&E, Ltd.	31,864	42,228
HUB24, Ltd.	4,938	78,079
IDP Education, Ltd.	16,362	297,595
IGO, Ltd.	77,016	368,380
Iluka Resources, Ltd.	45,185	248,133
Incitec Pivot, Ltd. (a)	222,888	494,009
Ingenia Communities Group REIT	29,902	115,241
Inghams Group, Ltd.	49,503	125,931
Insurance Australia Group, Ltd.	279,984	998,009
Integral Diagnostics, Ltd.	37,623	135,827
Integrated Research, Ltd.	33,401	59,021
InvoCare, Ltd.	12,775	109,074
Security Description	Shares	Value
IOOF Holdings, Ltd. (b)	96,661	$ 259,149
IPH, Ltd.	26,936	135,815
IRESS, Ltd.	22,953	160,486
Irongate Group REIT	126,513	130,084
JB Hi-Fi, Ltd.	13,184	519,954
Jumbo Interactive, Ltd. (b)	3,849	37,173
Jupiter Mines, Ltd. (b)	276,114	66,245
Kogan.com, Ltd. (b)	5,732	52,389
LendLease Corp., Ltd. Stapled Security	79,455	781,878
Lifestyle Communities, Ltd. (b)	8,230	86,253
Link Administration Holdings, Ltd.	65,176	254,660
Lovisa Holdings, Ltd. (b)	8,077	88,156
Lynas Rare Earths, Ltd. (a)	127,163	597,587
Macquarie Group, Ltd.	42,083	4,898,586
Magellan Financial Group, Ltd.	14,421	496,136
Mayne Pharma Group, Ltd. (a)	178,522	47,590
McMillan Shakespeare, Ltd.	6,570	54,494
Medibank Pvt, Ltd.	311,539	664,394
Megaport, Ltd. (a)(b)	11,378	96,107
Mesoblast, Ltd. (a)(b)	43,560	71,995
Metcash, Ltd.	105,905	296,838
Mineral Resources, Ltd.	18,826	545,162
Mirvac Group REIT	530,706	1,010,531
Monadelphous Group, Ltd.	8,112	64,256
Nanosonics, Ltd. (a)	34,472	149,657
National Australia Bank, Ltd.	399,603	7,913,298
National Storage REIT	129,775	197,686
nearmap, Ltd. (a)(b)	42,091	64,758
Netwealth Group, Ltd.	8,601	88,307
New Hope Corp., Ltd. (b)	83,313	90,107
Newcrest Mining, Ltd.	103,842	1,931,409
NEXTDC, Ltd. (a)	52,631	417,700
nib holdings, Ltd.	47,734	190,145
Nick Scali, Ltd.	7,545	57,294
Nickel Mines, Ltd.	109,119	101,810
Nine Entertainment Co. Holdings, Ltd.	170,361	359,423
Northern Star Resources, Ltd.	127,505	920,642
NRW Holdings, Ltd.	47,497	71,086
Nufarm, Ltd. (a)	23,020	93,101
OceanaGold Corp. (a)	84,900	126,318
Oil Search, Ltd.	268,013	836,942
Omni Bridgeway, Ltd.	22,796	60,943
oOh!media, Ltd. (a)	54,746	72,553
Orica, Ltd.	46,295	491,885
Origin Energy, Ltd.	199,358	712,134
Orocobre, Ltd. (a)	47,432	171,963
Orora, Ltd.	103,568	239,803
OZ Minerals, Ltd.	56,778	987,715
Pact Group Holdings, Ltd.	44,824	120,174
Pendal Group, Ltd.	26,280	130,105

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Perenti Global, Ltd.	51,384	$ 39,724
Perpetual, Ltd.	7,306	183,577
Perseus Mining, Ltd. (a)	156,849	127,827
Pilbara Minerals, Ltd. (a)	499,501	397,565
Pinnacle Investment Management Group, Ltd.	9,944	69,831
Platinum Asset Management, Ltd.	48,574	184,982
PointsBet Holdings, Ltd. (a)	14,832	140,080
PolyNovo, Ltd. (a)(b)	74,443	153,656
Premier Investments, Ltd.	8,796	174,387
Pro Medicus, Ltd.	6,177	194,446
Qantas Airways, Ltd. (a)	138,100	535,386
QBE Insurance Group, Ltd.	190,678	1,397,112
Qube Holdings, Ltd.	224,574	511,430
Ramelius Resources, Ltd.	75,907	85,277
Ramsay Health Care, Ltd.	21,967	1,120,988
REA Group, Ltd.	6,046	652,704
Redbubble, Ltd. (a)	20,611	78,649
Regis Resources, Ltd.	54,263	119,855
Resolute Mining, Ltd. (a)	168,285	56,397
Rio Tinto PLC	135,820	10,400,196
Rio Tinto, Ltd.	45,649	3,850,618
Rural Funds Group REIT (b)	72,762	128,573
Sandfire Resources, Ltd.	16,700	67,922
Santos, Ltd.	208,435	1,127,157
Scentre Group REIT	670,180	1,439,448
SeaLink Travel Group, Ltd.	11,966	83,575
SEEK, Ltd. (a)	37,869	822,312
Select Harvests, Ltd.	16,007	76,198
Service Stream, Ltd. (b)	39,978	32,428
Seven Group Holdings, Ltd.	16,554	284,318
Shopping Centres Australasia Property Group REIT	114,124	218,176
Sigma Healthcare, Ltd. (a)	183,261	94,915
Silver Lake Resources, Ltd. (a)	111,938	127,460
SmartGroup Corp., Ltd.	8,607	41,496
SolGold PLC (a)	80,170	24,445
Sonic Healthcare, Ltd.	58,976	1,576,210
South32, Ltd. (d)	10,757	23,162
South32, Ltd. (d)	566,672	1,212,812
Southern Cross Media Group, Ltd. (a)	24,760	39,037
Spark Infrastructure Group Stapled Security	189,980	313,995
St Barbara, Ltd.	99,406	148,775
Star Entertainment Group, Ltd. (a)	100,013	288,703
Steadfast Group, Ltd.	90,454	262,487
Stockland REIT	273,692	917,213
Suncorp Group, Ltd.	166,823	1,257,901
Super Retail Group, Ltd.	16,371	146,760
Sydney Airport Stapled Security (a)	152,653	719,700
Tabcorp Holdings, Ltd.	255,124	909,395
Tassal Group, Ltd. (b)	26,851	68,307
Security Description	Shares	Value
Technology One, Ltd.	23,020	$ 163,760
Telstra Corp., Ltd.	489,211	1,266,866
Temple & Webster Group, Ltd. (a)	8,580	59,468
TPG TELECOM, Ltd.	37,112	178,926
Transurban Group Stapled Security	339,033	3,439,550
Treasury Wine Estates, Ltd.	82,679	651,765
Tyro Payments, Ltd. (a)	16,236	40,685
United Malt Grp, Ltd.	28,650	88,813
Vicinity Centres REIT	444,052	559,741
Viva Energy Group, Ltd. (c)	81,264	103,983
Vocus Group, Ltd. (a)	56,908	236,225
Washington H Soul Pattinson & Co., Ltd. (b)	13,134	315,911
Waypoint REIT	75,398	144,142
Webjet, Ltd. (a)(b)	34,421	146,290
Wesfarmers, Ltd.	138,705	5,564,304
West African Resources, Ltd. (a)	90,277	52,601
Western Areas, Ltd. (b)	34,077	53,207
Westgold Resources, Ltd.	42,610	64,746
Westpac Banking Corp.	438,489	8,152,333
Whitehaven Coal, Ltd. (a)(b)	130,725	175,735
WiseTech Global, Ltd.	17,429	385,633
Woodside Petroleum, Ltd.	113,761	2,079,506
Woolworths Group, Ltd.	155,233	4,832,192
Worley, Ltd.	42,656	340,809
Zip Co., Ltd. (a)(b)	45,025	253,085
		188,261,923
AUSTRIA — 0.2%
Agrana Beteiligungs AG	607	12,499
ams AG (a)	29,317	586,870
ANDRITZ AG	7,538	339,670
AT&S Austria Technologie & Systemtechnik AG	4,273	153,675
BAWAG Group AG (c)	8,381	433,802
CA Immobilien Anlagen AG	8,392	356,058
DO & Co. AG (a)(b)	757	61,211
Erste Group Bank AG (a)	32,833	1,115,982
EVN AG	5,757	124,227
FACC AG (a)(b)	6,220	66,378
IMMOFINANZ AG (a)	10,275	210,247
Lenzing AG (a)	1,374	176,666
Oesterreichische Post AG (b)	4,115	180,396
OMV AG	17,308	879,998
Palfinger AG	2,748	107,550
Porr AG (a)	3,398	62,301
Raiffeisen Bank International AG (a)	15,326	337,377
S IMMO AG	4,849	122,244
S&T AG (a)	4,086	101,808
Schoeller-Bleckmann Oilfield Equipment AG	1,349	60,645
Semperit AG Holding (a)	1,065	47,502
Telekom Austria AG	20,116	158,876

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UNIQA Insurance Group AG	23,821	$ 179,180
Verbund AG	8,003	583,167
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,462	141,871
Voestalpine AG	13,639	566,337
Wienerberger AG	12,817	469,991
Zumtobel Group AG	2,928	26,980
		7,663,508
BELGIUM — 0.6%
Ackermans & van Haaren NV	2,756	439,225
Aedifica SA REIT	4,316	496,100
Ageas SA/NV	20,657	1,251,782
AGFA-Gevaert NV (a)	20,285	94,410
Anheuser-Busch InBev SA	91,585	5,785,639
Barco NV	7,104	167,070
Befimmo SA REIT	2,488	101,614
Bekaert SA	3,753	157,381
Biocartis Group NV (a)(c)	10,226	53,783
bpost SA (a)	10,354	99,178
Cie d'Entreprises CFE (a)	691	69,600
Cofinimmo SA REIT	3,365	491,196
D'ieteren SA	2,263	222,085
Econocom Group SA	27,987	110,028
Elia Group SA	4,133	456,120
Etablissements Franz Colruyt NV	6,535	390,634
Euronav NV	18,225	167,182
Fagron	6,352	141,322
Galapagos NV (a)	5,280	410,313
Gimv NV	1,974	118,322
Groupe Bruxelles Lambert SA	13,274	1,376,938
Intervest Offices & Warehouses NV REIT	5,463	135,797
Ion Beam Applications	4,121	79,432
KBC Ancora (a)	4,469	191,713
KBC Group NV (a)	30,029	2,188,170
Kinepolis Group NV (a)	1,145	59,481
Melexis NV	2,091	221,794
Mithra Pharmaceuticals SA (a)(b)	1,371	43,667
Montea CVA REIT	1,589	166,212
Ontex Group NV (a)(b)	6,500	68,602
Orange Belgium SA	3,420	92,047
Proximus SADP	17,877	389,961
Recticel SA	8,030	117,216
Retail Estates NV REIT	1,506	103,368
Sofina SA	1,948	660,516
Solvay SA	8,805	1,099,012
Telenet Group Holding NV	5,514	224,099
Tessenderlo Group SA (a)	2,269	99,870
UCB SA	15,196	1,448,791
Umicore SA	23,323	1,239,823
Van de Velde NV	621	18,283
Security Description	Shares	Value
Warehouses De Pauw CVA REIT	16,773	$ 555,521
X-Fab Silicon Foundries SE (a)(c)	6,093	52,634
Xior Student Housing NV REIT	2,160	115,508
		21,971,439
BRAZIL — 1.4%
AES Brasil Energia SA	22,400	69,070
Aliansce Sonae Shopping Centers SA (a)	14,000	68,276
Alliar Medicos A Frente SA	15,100	24,083
Alpargatas SA Preference Shares (a)	24,400	159,294
Alupar Investimento SA	19,900	90,455
Ambev SA	553,767	1,500,460
Ambipar Participacoes e Empreendimentos S/A (a)	11,000	48,733
Anima Holding SA (a)	73,989	131,116
Arcos Dorados Holdings, Inc. Class A (b)	13,353	67,967
Arezzo Industria e Comercio SA	6,200	77,294
Atacadao SA	46,600	191,751
Azul SA Preference Shares (a)	33,500	224,699
B2W Cia Digital (a)	26,294	283,069
B3 SA - Brasil Bolsa Balcao	247,501	2,395,624
Banco ABC Brasil SA Preference Shares	16,392	42,120
Banco Bradesco SA Preference Shares	533,057	2,528,785
Banco Bradesco SA	165,546	689,702
Banco BTG Pactual SA	34,999	601,923
Banco do Brasil SA	106,700	575,760
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	21,600	46,086
Banco Inter SA	11,912	330,804
Banco Pan SA Preference Shares	45,500	88,613
Banco Santander Brasil SA	49,000	343,860
BB Seguridade Participacoes SA	82,400	354,102
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	31,656	54,247
BR Malls Participacoes SA (a)	92,182	165,317
BR Properties SA	23,500	35,814
Bradespar SA Preference Shares	25,900	313,526
BRF SA (a)	65,800	294,077
C&A Modas Ltda (a)	18,000	37,576
Camil Alimentos SA	18,200	32,994
CCR SA	137,300	314,357

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Centrais Eletricas Brasileiras SA	37,100	$ 225,309
Centrais Eletricas Brasileiras SA Class B, Preference Shares	33,200	204,801
Cia Brasileira de Distribuicao	18,500	108,777
Cia de Locacao das Americas	49,500	217,368
Cia de Saneamento Basico do Estado de Sao Paulo	38,600	281,822
Cia de Saneamento de Minas Gerais-COPASA	25,800	69,038
Cia de Saneamento do Parana Preference Shares	41,300	32,349
Cia de Saneamento do Parana	20,500	79,922
Cia Energetica de Minas Gerais Preference Shares	110,839	255,933
Cia Energetica de Sao Paulo Class B, Preference Shares	20,200	100,803
Cia Energetica do Ceara Class A, Preference Shares	1,500	14,830
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	4,400	26,565
Cia Hering	15,100	43,055
Cia Paranaense de Energia Preference Shares	123,000	155,412
Cia Siderurgica Nacional SA	81,400	546,706
Cielo SA	130,139	85,791
Cogna Educacao (a)	209,663	147,875
Construtora Tenda SA	10,700	49,281
Cosan SA	30,970	501,744
CPFL Energia SA	27,000	145,550
CVC Brasil Operadora e Agencia de Viagens SA (a)	19,615	68,547
Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,400	202,687
Duratex SA	36,500	120,891
EcoRodovias Infraestrutura e Logistica SA (a)	28,500	59,192
EDP - Energias do Brasil SA	35,600	124,849
Embraer SA (a)	88,300	219,224
Enauta Participacoes SA	8,500	23,799
Energisa SA	20,900	167,482
Eneva SA (a)	80,400	237,937
Engie Brasil Energia SA	24,466	181,360
Equatorial Energia SA	106,700	468,928
Even Construtora e Incorporadora SA	11,100	20,300
Ez Tec Empreendimentos e Participacoes SA	13,200	74,971
Fleury SA	24,200	109,786
Gerdau SA Preference Shares	136,500	731,000
Security Description	Shares	Value
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	22,500	$ 85,766
Grendene SA	42,700	59,779
Grupo De Mona Soma SA (a)	32,800	85,386
Grupo SBF SA (a)	10,267	48,051
Guararapes Confeccoes SA	16,300	39,602
Hapvida Participacoes e Investimentos SA (c)	130,700	344,642
Hypera SA	46,500	263,937
Iguatemi Empresa de Shopping Centers SA	12,000	79,532
Instituto Hermes Pardini SA	9,200	33,699
Iochpe Maxion SA (a)	18,100	38,586
IRB Brasil Resseguros SA	111,593	121,224
Itau Unibanco Holding SA Preference Shares	582,403	2,886,729
Itausa SA Preference Shares	529,365	968,110
Jereissati Participacoes SA	3,700	17,494
JHSF Participacoes SA	32,024	39,498
Klabin SA (a)	93,328	456,965
Light SA (a)	40,300	143,832
Linx SA	16,700	111,866
Localiza Rent a Car SA	73,566	778,681
Locaweb Servicos de Internet SA (c)	51,165	207,181
LOG Commercial Properties e Participacoes SA	7,400	37,557
Lojas Americanas SA Preference Shares	108,867	431,378
Lojas Quero Quero S/A	30,200	81,989
Lojas Renner SA	98,571	743,955
M Dias Branco SA	11,500	62,564
Magazine Luiza SA	343,052	1,230,440
Mahle-Metal Leve SA	4,100	16,769
Marcopolo SA Preference Shares	86,300	42,821
Marfrig Global Foods SA (a)	43,200	134,813
Marisa Lojas SA (a)	13,900	13,301
Metalurgica Gerdau SA Preference Shares	111,300	264,493
Minerva SA	36,335	65,677
Movida Participacoes SA	19,000	56,397
MRV Engenharia e Participacoes SA	33,400	107,723
Multiplan Empreendimentos Imobiliarios SA	36,014	156,297
Natura & Co. Holding SA (a)	107,837	919,949
Notre Dame Intermedica Participacoes SA	60,777	891,784
Odontoprev SA	34,600	80,629
Omega Geracao SA (a)	13,740	95,691
Petro Rio SA (a)	14,322	234,208
Petrobras Distribuidora SA	88,800	347,458
Petroleo Brasileiro SA Preference Shares	572,300	2,444,166
Petroleo Brasileiro SA	447,300	1,897,636

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Qualicorp Consultoria e Corretora de Seguros SA	32,700	$ 175,872
Raia Drogasil SA	135,700	602,630
Randon SA Implementos e Participacoes Preference Shares	25,700	62,394
Rumo SA (a)	152,271	546,427
Santos Brasil Participacoes SA	50,481	61,010
Sao Martinho SA	22,700	119,313
Sendas Distribuidora SA (a)	18,500	242,077
Ser Educacional SA (c)	6,200	13,503
SIMPAR SA	16,600	109,902
SLC Agricola SA	13,200	104,421
Smiles Fidelidade SA	6,600	24,912
Sul America SA	35,859	217,137
Suzano SA (a)	90,609	1,100,699
Tegma Gestao Logistica SA	2,800	9,343
Telefonica Brasil SA	59,485	466,245
TIM SA	97,600	219,137
TOTVS SA	68,100	349,129
Transmissora Alianca de Energia Eletrica SA	25,200	173,805
Trisul SA	13,700	23,865
Tupy SA (a)	11,000	40,643
Ultrapar Participacoes SA	86,600	325,498
Unipar Carbocloro SA Preference Shares	7,700	92,829
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	48,200	146,061
Vale SA	444,606	7,718,953
Via Varejo S/A (a)	149,880	320,583
Vivara Participacoes SA	13,600	59,384
WEG SA	98,470	1,301,067
Wheaton Precious Metals Corp.	56,756	2,167,552
Wiz Solucoes e Corretagem de Seguros SA (a)	25,800	34,427
Yara International ASA	20,870	1,087,464
YDUQS Participacoes SA	42,100	199,272
		53,569,247
CANADA — 6.3%
Absolute Software Corp.	5,500	76,362
Advantage Oil & Gas, Ltd. (a)(b)	20,000	37,713
Aecon Group, Inc. (b)	7,000	108,215
Ag Growth International, Inc.	2,000	70,621
Agnico Eagle Mines, Ltd.	31,158	1,801,033
Air Canada (a)	22,100	459,812
Alamos Gold, Inc. Class A	44,842	350,359
Algonquin Power & Utilities Corp.	70,988	1,124,534
Alimentation Couche-Tard, Inc. Class B	106,300	3,427,041
Security Description	Shares	Value
Allied Properties Real Estate Investment Trust	7,300	$ 236,044
AltaGas, Ltd. (b)	32,800	546,471
Altius Minerals Corp. (b)	8,500	101,512
Altus Group, Ltd.	4,700	226,016
Andlauer Healthcare Group, Inc.	1,000	28,046
Aphria, Inc. (a)(b)	34,100	626,462
ARC Resources, Ltd. (b)	41,500	254,907
Aritzia, Inc. (a)	10,000	232,327
Artis Real Estate Investment Trust	7,800	67,273
Atco, Ltd. Class I	9,900	328,622
Atlas Corp. (b)	12,100	165,165
ATS Automation Tooling Systems, Inc. (a)	8,600	181,121
Aurinia Pharmaceuticals, Inc. (a)	12,600	163,810
Aurora Cannabis, Inc. (a)(b)	21,541	200,353
B2Gold Corp.	123,200	530,304
Badger Daylighting, Ltd. (b)	4,100	139,847
Ballard Power Systems, Inc. (a)(b)	26,500	646,239
Bank of Montreal	78,316	6,980,116
Bank of Nova Scotia	146,900	9,189,066
Barrick Gold Corp. (d)	172,917	3,429,861
Barrick Gold Corp. (d)	45,552	904,363
BCE, Inc.	18,079	816,026
Birchcliff Energy, Ltd.	43,800	90,956
BlackBerry, Ltd. (a)(b)	66,400	556,833
Boardwalk Real Estate Investment Trust	2,700	78,002
Bombardier, Inc. Class B (a)	249,700	192,711
Boralex, Inc. Class A	9,600	301,859
Boyd Group Services, Inc. (b)	2,500	423,559
Brookfield Asset Management, Inc. Class A	156,325	6,952,753
Brookfield Infrastructure Corp. Class A (b)	4,500	344,253
CAE, Inc.	34,200	974,422
Calibre Mining Corp. (a)	23,200	29,903
Cameco Corp.	49,700	824,082
Canaccord Genuity Group, Inc.	20,300	185,742
Canacol Energy, Ltd.	16,900	48,407
Canada Goose Holdings, Inc. (a)	6,900	270,818
Canadian Apartment Properties REIT	9,800	419,961
Canadian Imperial Bank of Commerce (b)	54,600	5,345,530
Canadian National Railway Co.	86,100	9,990,710
Canadian Natural Resources, Ltd.	145,100	4,485,129
Canadian Pacific Railway, Ltd.	16,400	6,263,277

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Canadian Tire Corp., Ltd. Class A (b)	7,700	$ 1,092,526
Canadian Utilities, Ltd. Class A (b)	15,200	408,042
Canadian Western Bank (b)	10,200	259,616
Canfor Corp. (a)	11,300	234,029
Canopy Growth Corp. (a)(b)	26,200	841,335
Capital Power Corp.	12,400	359,120
Cascades, Inc.	10,200	127,657
CCL Industries, Inc. Class B	18,400	1,017,757
Celestica, Inc. (a)	15,400	128,655
Cenovus Energy, Inc.	170,682	1,281,965
Centerra Gold, Inc.	25,200	222,957
CGI, Inc. (a)	28,900	2,407,011
Chorus Aviation, Inc.	7,200	26,065
CI Financial Corp. (b)	23,500	339,360
Cineplex, Inc. (a)	7,400	70,123
Cogeco Communications, Inc.	1,900	178,382
Cogeco, Inc.	500	38,569
Colliers International Group, Inc.	3,600	353,684
Cominar Real Estate Investment Trust	9,500	70,522
Computer Modelling Group, Ltd.	15,200	69,539
Constellation Software, Inc.	2,400	3,351,312
Corby Spirit and Wine, Ltd.	1,300	18,173
Corus Entertainment, Inc. Class B (b)	27,200	123,789
Crescent Point Energy Corp.	62,100	258,904
Crombie Real Estate Investment Trust	10,200	128,388
Cronos Group, Inc. (a)(b)	23,000	217,401
CT Real Estate Investment Trust	8,000	104,070
Descartes Systems Group, Inc. (a)	9,900	603,917
Docebo, Inc. (a)	1,900	81,633
Dollarama, Inc.	35,000	1,546,087
Dream Industrial Real Estate Investment Trust	14,100	150,553
Dream Office Real Estate Investment Trust	3,000	50,507
DREAM Unlimited Corp. Class A	4,365	78,524
Dundee Precious Metals, Inc.	20,800	126,933
Dye & Durham, Ltd.	4,900	154,659
ECN Capital Corp.	27,300	170,075
Element Fleet Management Corp. (b)	51,700	565,600
Emera, Inc.	29,400	1,308,304
Empire Co., Ltd. Class A	21,700	676,458
Enbridge, Inc.	245,800	8,953,116
Endeavour Silver Corp. (a)(b)	40,100	198,450
Enerflex, Ltd.	10,500	67,753
Enerplus Corp. (b)	29,500	148,104
Security Description	Shares	Value
Enghouse Systems, Ltd.	4,800	$ 222,614
Equinox Gold Corp. (a)	24,700	196,916
Equitable Group, Inc.	1,300	130,533
ERO Copper Corp. (a)	7,600	130,794
Evertz Technologies, Ltd.	2,400	27,765
Exchange Income Corp.	2,400	76,840
Extendicare, Inc. (b)	10,000	61,264
Fairfax Financial Holdings, Ltd.	3,100	1,352,990
Fiera Capital Corp. (b)	8,400	66,633
Finning International, Inc.	19,000	483,144
First Capital Real Estate Investment Trust	12,600	165,313
First Majestic Silver Corp. (a)(b)	23,400	364,912
First National Financial Corp.	2,400	94,484
FirstService Corp.	4,600	682,726
Fortis, Inc.	55,224	2,395,962
Fortuna Silver Mines, Inc. (a)	21,600	140,064
Franco-Nevada Corp.	23,863	2,990,161
Freehold Royalties, Ltd. (b)	12,300	70,951
GDI Integrated Facility Services, Inc. (a)	1,400	58,847
George Weston, Ltd.	9,027	799,240
Gfl Environmental, Inc. (b)	23,600	824,315
Gibson Energy, Inc. (b)	17,200	304,765
Gildan Activewear, Inc.	24,900	761,948
goeasy, Ltd.	2,100	209,039
Gran Colombia Gold Corp. (b)	5,100	21,871
Granite Real Estate Investment Trust	3,300	200,649
Great Canadian Gaming Corp. (a)(b)	6,200	213,449
Great-West Lifeco, Inc.	34,200	909,932
H&R Real Estate Investment Trust	16,500	187,206
HLS Therapeutics, Inc.	1,900	29,478
Home Capital Group, Inc. (a)(b)	5,800	142,272
Hudbay Minerals, Inc. (b)	27,600	188,853
Hydro One, Ltd. (c)	38,600	898,931
iA Financial Corp., Inc.	12,600	685,013
IAMGOLD Corp. (a)	55,600	165,449
IGM Financial, Inc. (b)	9,600	292,541
Imperial Oil, Ltd.	32,200	779,861
Innergex Renewable Energy, Inc. (b)	14,000	244,723
Intact Financial Corp.	18,000	2,205,514
Inter Pipeline, Ltd. (b)	50,300	719,172
Interfor Corp. (a)	7,900	177,881
InterRent Real Estate Investment Trust	7,112	83,691
Intertape Polymer Group, Inc. (b)	8,100	180,451
Ivanhoe Mines, Ltd. Class A (a)	70,700	363,949

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jamieson Wellness, Inc. (c)	5,900	$ 172,609
Keyera Corp. (b)	28,400	590,212
Killam Apartment Real Estate Investment Trust	9,200	135,491
Kinaxis, Inc. (a)	3,200	373,403
Kinross Gold Corp.	151,600	1,009,581
Kirkland Lake Gold, Ltd.	31,240	1,054,880
Knight Therapeutics, Inc. (a)	11,900	51,412
Labrador Iron Ore Royalty Corp.	7,500	220,969
Largo Resources, Ltd. (a)(b)	3,640	50,393
Lassonde Industries, Inc. Class A	400	54,740
Laurentian Bank of Canada (b)	5,100	162,432
Lightspeed POS, Inc. (a)	8,500	534,475
Linamar Corp.	5,300	312,429
Lithium Americas Corp. (a)(b)	23,000	369,654
Loblaw Cos., Ltd.	21,500	1,200,859
Lundin Gold, Inc. (a)	7,200	56,369
MAG Silver Corp. (a)	9,700	146,019
Magna International, Inc.	35,300	3,108,568
Manulife Financial Corp.	237,600	5,109,860
Maple Leaf Foods, Inc.	9,400	214,274
Martinrea International, Inc.	9,400	91,768
Maverix Metals, Inc. (b)	11,300	59,339
MEG Energy Corp. (a)	32,000	166,002
Methanex Corp.	7,600	280,393
Metro, Inc.	29,957	1,366,460
Minto Apartment Real Estate Investment Trust (c)	1,600	27,637
Morguard North American Residential Real Estate Investment Trust	5,100	63,179
Morneau Shepell, Inc. (b)	8,000	210,749
MTY Food Group, Inc. (a)	2,100	96,324
Mullen Group, Ltd. (b)	9,800	94,971
National Bank of Canada	41,900	2,846,006
New Gold, Inc. (a)	75,400	116,383
New Pacific Metals Corp. (a)	9,100	37,577
NexGen Energy, Ltd. (a)(b)	68,300	246,170
NFI Group, Inc. (b)	7,500	166,965
North West Co., Inc. (b)	5,900	171,388
Northland Power, Inc. (b)	23,400	848,049
NorthWest Healthcare Properties Real Estate Investment Trust	10,300	105,963
Novagold Resources, Inc. (a)	29,000	252,886
Nutrien, Ltd.	70,118	3,776,893
Onex Corp.	9,300	578,341
Open Text Corp.	35,000	1,668,616
Organigram Holdings, Inc. (a)(b)	27,200	94,140
Orla Mining, Ltd. (a)(b)	14,600	54,364
Osisko Gold Royalties, Ltd.	14,649	161,310
Osisko Mining, Inc. (a)	34,100	79,766
Pan American Silver Corp.	24,700	740,892
Security Description	Shares	Value
Parex Resources, Inc. (a)	15,800	$ 281,719
Park Lawn Corp.	3,100	81,197
Parkland Corp. (b)	18,900	567,820
Pason Systems, Inc.	21,600	152,610
Pembina Pipeline Corp. (b)	69,748	2,014,443
Peyto Exploration & Development Corp.	27,200	115,349
Power Corp. of Canada (b)	71,253	1,872,528
PrairieSky Royalty, Ltd. (b)	23,594	254,365
Premier Gold Mines, Ltd. (a)	61,100	135,146
Premium Brands Holdings Corp. (b)	4,300	409,661
Pretium Resources, Inc. (a)	23,800	246,928
Quebecor, Inc. Class B	19,900	534,213
Real Matters, Inc. (a)	11,000	125,154
Recipe Unlimited Corp.	1,800	29,116
Restaurant Brands International, Inc.	36,246	2,356,992
Richelieu Hardware, Ltd.	6,300	207,018
RioCan Real Estate Investment Trust	17,800	275,600
Ritchie Bros Auctioneers, Inc.	12,800	749,353
Rogers Communications, Inc. Class B	44,800	2,065,608
Rogers Sugar, Inc. (b)	17,400	75,866
Roxgold, Inc. (a)	34,500	42,547
Royal Bank of Canada	171,700	15,829,159
Russel Metals, Inc. (b)	7,300	145,146
Sabina Gold & Silver Corp. (a)	54,400	78,342
Sagen MI Canada, Inc.	4,600	159,025
Sandstorm Gold, Ltd. (a)	26,400	179,172
Saputo, Inc.	29,200	877,963
Savaria Corp. (b)	7,800	108,791
Seabridge Gold, Inc. (a)	6,300	101,805
Seven Generations Energy, Ltd. Class A (a)	33,200	224,530
Shaw Communications, Inc. Class B	61,608	1,601,901
Shopify, Inc. Class A (a)	13,300	14,681,799
Sienna Senior Living, Inc. (b)	7,100	80,894
Sierra Wireless, Inc. (a)(b)	7,300	107,393
Silvercorp Metals, Inc.	20,600	101,455
SilverCrest Metals, Inc. (a)(b)	15,900	128,784
Slate Grocery REIT	2,100	19,449
Sleep Country Canada Holdings, Inc. (c)	4,300	108,659
SmartCentres Real Estate Investment Trust	8,500	181,585
SNC-Lavalin Group, Inc. (b)	20,600	440,896
Spin Master Corp. (a)(c)	3,200	89,341
Sprott, Inc. (b)	2,970	112,812
SSR Mining, Inc.	25,704	367,507
Stantec, Inc. (b)	13,200	565,032
Stelco Holdings, Inc.	4,200	94,135
Stella-Jones, Inc.	7,000	283,932

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Summit Industrial Income REIT	8,800	$ 99,843
Sun Life Financial, Inc.	72,200	3,648,345
Suncor Energy, Inc.	187,764	3,924,542
SunOpta, Inc. (a)(b)	7,900	116,786
Superior Plus Corp. (b)	20,700	234,200
TC Energy Corp. (b)	115,036	5,272,884
Teck Resources, Ltd. Class B (a)	61,600	1,179,705
TELUS Corp.	55,897	1,113,181
TFI International, Inc.	11,000	824,442
Thomson Reuters Corp.	22,130	1,938,411
Timbercreek Financial Corp.	17,500	122,946
TMX Group, Ltd.	6,600	685,757
Torex Gold Resources, Inc. (a)	10,000	126,268
Toromont Industries, Ltd.	9,600	734,713
Toronto-Dominion Bank	218,957	14,278,327
Tourmaline Oil Corp.	30,300	576,661
TransAlta Corp.	32,400	306,767
TransAlta Renewables, Inc.	12,500	204,579
Transcontinental, Inc. Class A (b)	8,600	151,356
Tricon Residential, Inc.	22,100	226,126
Trillium Therapeutics, Inc. (a)(b)	10,000	107,093
Trisura Group, Ltd. (a)	900	85,220
Uranium Participation Corp. (a)	16,000	69,380
Vermilion Energy, Inc.	18,600	135,114
Victoria Gold Corp. (a)	3,000	31,149
Wallbridge Mining Co., Ltd. (a)(b)	46,500	22,568
Well Health Technologies Corp. (a)	14,000	79,978
Wesdome Gold Mines, Ltd. (a)	16,300	108,161
West Fraser Timber Co., Ltd.	10,010	720,057
Westshore Terminals Investment Corp. (b)	5,200	80,264
Whitecap Resources, Inc. (b)	66,200	290,746
Winpak, Ltd.	3,800	136,266
WPT Industrial Real Estate Investment Trust	5,700	86,070
WSP Global, Inc.	13,500	1,284,211
Yamana Gold, Inc.	114,200	496,107
		239,233,401
CAYMAN ISLANDS — 0.0% (e)
Beyondspring, Inc. (a)	7,600	84,132
China Online Education Group ADR (a)(b)	900	18,315
Endeavour Mining Corp.	22,574	454,946
		557,393
CHILE — 0.2%
AES Gener SA	416,056	70,684
Security Description	Shares	Value
Aguas Andinas SA Class A	331,152	$ 102,743
Antofagasta PLC	47,584	1,109,513
Banco de Chile	5,332,419	630,404
Banco de Credito e Inversiones SA	5,934	314,715
Banco Santander Chile	7,736,993	484,639
CAP SA	8,595	139,597
Cencosud SA	162,697	348,788
Cencosud Shopping SA	60,031	125,360
Cia Cervecerias Unidas SA	17,338	152,480
Cia Sud Americana de Vapores SA (a)	1,462,277	78,976
Colbun SA	899,397	175,523
Embotelladora Andina SA Class B, Preference Shares	41,639	110,705
Empresa Nacional de Telecomunicaciones SA	17,714	111,576
Empresas CMPC SA	131,968	424,891
Empresas COPEC SA	45,744	566,579
Enel Americas SA	4,016,391	671,448
Enel Chile SA	3,153,263	246,151
Engie Energia Chile SA	71,134	81,193
Falabella SA	88,290	402,123
Forus SA (a)	37,877	75,395
Grupo Security SA	204,548	49,856
Inversiones Aguas Metropolitanas SA	41,746	32,832
Inversiones La Construccion SA	3,247	25,085
Itau CorpBanca (a)	17,520,243	67,311
Lundin Mining Corp.	82,200	845,643
Parque Arauco SA	67,993	132,976
Ripley Corp. SA	96,292	34,863
SMU SA	287,875	47,285
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	13,415	719,114
SONDA SA	96,773	62,234
Vina Concha y Toro SA	42,844	73,772
		8,514,454
CHINA — 10.3%
111, Inc. ADR (a)(b)	4,800	66,240
21Vianet Group, Inc. ADR (a)	14,400	465,120
360 DigiTech, Inc. ADR	10,000	260,100
360 Security Technology, Inc. Class A	27,600	58,555
3SBio, Inc. (a)(c)	135,500	119,736
51job, Inc. ADR (a)	3,100	194,060
AAC Technologies Holdings, Inc. (b)	83,000	417,965
AECC Aviation Power Co., Ltd. Class A	35,700	248,059
Agile Group Holdings, Ltd.	166,000	272,024
Agricultural Bank of China, Ltd. Class A	512,900	265,784

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Agricultural Bank of China, Ltd. Class H	3,293,000	$ 1,317,293
Aier Eye Hospital Group Co., Ltd. Class A	27,380	247,251
Air China, Ltd. Class A	43,000	59,311
Air China, Ltd. Class H	186,000	161,012
Airtac International Group	16,000	563,558
AK Medical Holdings, Ltd. (b)(c)	34,000	43,296
Alibaba Group Holding, Ltd. ADR (a)	228,500	51,807,805
Alibaba Health Information Technology, Ltd. (a)	521,500	1,475,731
A-Living Smart City Services Co., Ltd. (b)(c)	52,750	234,084
Aluminum Corp. of China, Ltd. Class A (a)	84,600	48,610
Aluminum Corp. of China, Ltd. Class H (a)	462,000	190,161
Angel Yeast Co., Ltd. Class A	12,900	108,608
Anhui Conch Cement Co., Ltd. Class A	28,700	224,047
Anhui Conch Cement Co., Ltd. Class H	148,000	962,306
Anhui Gujing Distillery Co., Ltd. Class A	2,100	67,268
Anhui Gujing Distillery Co., Ltd. Class B	9,900	138,801
Anhui Kouzi Distillery Co., Ltd. Class A	9,700	91,660
ANTA Sports Products, Ltd.	130,000	2,120,279
Asia Cement China Holdings Corp.	42,500	43,569
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	246,551
Autobio Diagnostics Co., Ltd. Class A	2,800	46,866
Autohome, Inc. ADR (b)	6,900	643,563
AVIC Electromechanical Systems Co., Ltd. Class A	59,600	88,475
AVIC Jonhon Optronic Technology Co., Ltd. Class A	7,100	73,151
AVIC Shenyang Aircraft Co., Ltd. Class A	13,900	137,513
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	17,000	62,857
AviChina Industry & Technology Co., Ltd. Class H	321,000	215,116
Baidu, Inc. ADR (a)	32,700	7,113,885
Baidu, Inc. Class A (a)(b)	7,150	195,892
Bank of Beijing Co., Ltd. Class A	187,700	137,316
Bank of Chengdu Co., Ltd. Class A	77,900	133,688
Bank of China, Ltd. Class A	241,900	123,509
Bank of China, Ltd. Class H	9,811,000	3,735,385
Security Description	Shares	Value
Bank of Communications Co., Ltd. Class A	270,300	$ 203,924
Bank of Communications Co., Ltd. Class H	1,112,000	708,012
Bank of Hangzhou Co., Ltd. Class A	58,900	151,622
Bank of Jiangsu Co., Ltd. Class A	156,780	154,601
Bank of Nanjing Co., Ltd. Class A	46,000	70,950
Bank of Ningbo Co., Ltd. Class A	41,400	245,326
Bank of Shanghai Co., Ltd. Class A	102,500	137,319
Baoshan Iron & Steel Co., Ltd. Class A	184,000	226,593
Baozun, Inc. ADR (a)(b)	6,900	263,166
BeiGene, Ltd. ADR (a)	5,500	1,914,440
Beijing Capital International Airport Co., Ltd. Class H (b)	220,000	171,202
Beijing Dabeinong Technology Group Co., Ltd. Class A	67,200	86,238
Beijing Enterprises Holdings, Ltd.	58,000	204,786
Beijing Enterprises Urban Resources Group, Ltd. (a)	196,000	30,757
Beijing Enterprises Water Group, Ltd.	662,000	251,195
Beijing Jingneng Clean Energy Co., Ltd. Class H	138,000	31,241
Beijing New Building Materials PLC Class A	10,400	68,412
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	13,200	102,925
Beijing Shunxin Agriculture Co., Ltd. Class A	10,900	77,964
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,600	62,720
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	30,000	40,980
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	70,200	62,591
BEST, Inc. ADR (a)(b)	26,700	50,196
Betta Pharmaceuticals Co., Ltd. Class A	2,800	45,304
BGI Genomics Co., Ltd. Class A	2,500	46,794
Bilibili, Inc. ADR (a)(b)	13,900	1,488,134
BOC Hong Kong Holdings, Ltd.	442,000	1,543,556
BOE Technology Group Co., Ltd. Class A	220,700	210,905
Bosideng International Holdings, Ltd.	324,000	145,862

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bright Scholar Education Holdings, Ltd. ADR	1,500	$ 8,700
Brilliance China Automotive Holdings, Ltd.	364,000	341,786
Budweiser Brewing Co. APAC, Ltd. (b)(c)	197,600	589,665
BYD Co., Ltd. Class A	11,600	290,849
BYD Co., Ltd. Class H	94,500	2,004,393
BYD Electronic International Co., Ltd. (b)	81,000	473,011
By-health Co., Ltd. Class A	11,400	49,727
C&D International Investment Group, Ltd.	30,000	54,409
Caitong Securities Co., Ltd. Class A	23,200	39,390
CanSino Biologics, Inc. Class H (a)(c)	8,000	302,529
Central China Real Estate, Ltd.	89,000	39,609
CGN Power Co., Ltd. Class H (c)	1,191,600	288,150
Changchun High & New Technology Industry Group, Inc. Class A	3,200	220,804
Changjiang Securities Co., Ltd. Class A	35,800	38,522
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	132,506
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	158,936
China Aoyuan Group, Ltd.	128,000	137,476
China Avionics Systems Co., Ltd. Class A	35,100	80,726
China BlueChemical, Ltd. Class H	204,000	49,331
China Bohai Bank Co., Ltd. Class H (a)(c)	260,000	116,716
China Cinda Asset Management Co., Ltd. Class H	1,059,592	220,792
China CITIC Bank Corp., Ltd. Class H	1,025,000	520,776
China Common Rich Renewable Energy Investment, Ltd. (a)(f)	68,000	—
China Communications Services Corp., Ltd. Class H	250,000	112,227
China Conch Venture Holdings, Ltd.	189,500	890,896
China Construction Bank Corp. Class A	52,100	58,364
China Construction Bank Corp. Class H	11,654,000	9,803,544
China Datang Corp. Renewable Power Co., Ltd. Class H	556,000	105,844
Security Description	Shares	Value
China Dongxiang Group Co., Ltd.	380,000	$ 43,990
China East Education Holdings, Ltd. (b)(c)	63,000	137,273
China Eastern Airlines Corp., Ltd. Class A	60,800	50,596
China Education Group Holdings, Ltd.	86,000	152,875
China Everbright Bank Co., Ltd. Class A	257,500	160,123
China Everbright Bank Co., Ltd. Class H	364,300	158,851
China Everbright Environment Group, Ltd.	441,518	298,720
China Everbright, Ltd.	90,000	117,616
China Evergrande Group (b)	249,000	474,014
China Feihe, Ltd. (c)	154,000	435,786
China Film Co., Ltd. Class A	32,200	69,541
China Fortune Land Development Co., Ltd. Class A	21,320	20,406
China Galaxy Securities Co., Ltd. Class A	27,500	43,380
China Galaxy Securities Co., Ltd. Class H	366,800	226,465
China Gas Holdings, Ltd.	306,200	1,254,426
China Greatwall Technology Group Co., Ltd. Class A	33,600	76,098
China Harmony Auto Holding, Ltd.	85,500	44,980
China Hongqiao Group, Ltd.	206,000	275,039
China Huarong Asset Management Co., Ltd. Class H (c)	1,024,000	134,348
China International Capital Corp., Ltd. Class A (a)	6,300	47,049
China International Capital Corp., Ltd. Class H (a)(b)(c)	152,800	370,284
China Jinmao Holdings Group, Ltd.	754,000	302,591
China Jushi Co., Ltd. Class A	22,500	65,842
China Kepei Education Group, Ltd.	64,000	44,371
China Lesso Group Holdings, Ltd.	128,000	275,281
China Life Insurance Co., Ltd. Class A	15,100	73,231
China Life Insurance Co., Ltd. Class H	898,000	1,855,035
China Literature, Ltd. (a)(b)(c)	32,600	322,669
China Logistics Property Holdings Co., Ltd. (a)(b)(c)	141,000	81,069
China Longyuan Power Group Corp., Ltd. Class H	511,000	694,089
China Machinery Engineering Corp. Class H	99,000	44,187

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Maple Leaf Educational Systems, Ltd. (a)(b)	136,000	$ 35,686
China Medical System Holdings, Ltd.	164,000	324,437
China Meidong Auto Holdings, Ltd.	60,000	278,219
China Mengniu Dairy Co., Ltd.	352,000	2,014,805
China Merchants Bank Co., Ltd. Class A	148,200	1,154,213
China Merchants Bank Co., Ltd. Class H	482,500	3,683,396
China Merchants Energy Shipping Co., Ltd. Class A	51,000	40,575
China Merchants Port Holdings Co., Ltd.	158,151	242,481
China Merchants Securities Co., Ltd. Class A	40,300	120,694
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	32,300	60,404
China Minsheng Banking Corp., Ltd. Class A	256,700	197,576
China Minsheng Banking Corp., Ltd. Class H	639,600	371,035
China Modern Dairy Holdings, Ltd. (a)	214,000	51,199
China Molybdenum Co., Ltd. Class A	95,900	77,174
China Molybdenum Co., Ltd. Class H	354,000	214,464
China National Building Material Co., Ltd. Class H	486,000	701,390
China National Nuclear Power Co., Ltd. Class A	70,800	59,349
China National Software & Service Co., Ltd. Class A	8,900	72,638
China New Higher Education Group, Ltd. (b)(c)	79,000	43,999
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	23,500	68,481
China Oilfield Services, Ltd. Class H (b)	186,000	191,396
China Oriental Group Co., Ltd. (b)	192,000	58,283
China Overseas Grand Oceans Group, Ltd.	201,000	131,338
China Overseas Land & Investment, Ltd.	463,000	1,202,992
China Overseas Property Holdings, Ltd.	105,000	98,052
China Pacific Insurance Group Co., Ltd. Class A	66,000	380,638
China Pacific Insurance Group Co., Ltd. Class H	330,000	1,300,992
China Petroleum & Chemical Corp. Class A	184,500	121,759
Security Description	Shares	Value
China Petroleum & Chemical Corp. Class H	2,868,000	$ 1,527,249
China Power International Development, Ltd.	606,000	141,085
China Railway Group, Ltd. Class A	110,500	99,533
China Railway Group, Ltd. Class H	423,000	223,621
China Renaissance Holdings, Ltd. (c)	18,400	73,842
China Resources Beer Holdings Co., Ltd.	190,721	1,495,211
China Resources Cement Holdings, Ltd.	276,000	309,923
China Resources Gas Group, Ltd.	116,000	643,081
China Resources Land, Ltd.	387,333	1,875,771
China Resources Medical Holdings Co., Ltd.	86,000	67,699
China Resources Pharmaceutical Group, Ltd. (c)	177,000	110,419
China Resources Power Holdings Co., Ltd.	222,055	294,761
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	64,494
China SCE Group Holdings, Ltd.	147,000	68,069
China Shenhua Energy Co., Ltd. Class A	39,600	121,313
China Shenhua Energy Co., Ltd. Class H	390,000	803,632
China Shipbuilding Industry Co., Ltd. Class A (a)	124,200	77,422
China South City Holdings, Ltd.	476,000	52,655
China South Publishing & Media Group Co., Ltd. Class A	41,182	65,842
China Southern Airlines Co., Ltd. Class A (a)	56,500	59,159
China Southern Airlines Co., Ltd. Class H (a)(b)	192,000	142,251
China State Construction Engineering Corp., Ltd. Class A	288,700	228,366
China State Construction International Holdings, Ltd.	230,750	158,197
China Suntien Green Energy Corp., Ltd. Class H	177,000	67,618
China Taiping Insurance Holdings Co., Ltd.	190,000	387,114
China Tobacco International HK Co., Ltd.	23,000	59,760
China Tourism Group Duty Free Corp., Ltd. Class A	13,400	625,110
China Tower Corp., Ltd. Class H (c)	5,350,000	791,374

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Traditional Chinese Medicine Holdings Co., Ltd.	318,000	$ 198,381
China TransInfo Technology Co., Ltd. Class A	19,700	47,349
China Travel International Investment Hong Kong, Ltd. (a)	266,000	45,163
China Vanke Co., Ltd. Class A	70,100	320,521
China Vanke Co., Ltd. Class H	246,600	965,852
China Yangtze Power Co., Ltd. Class A	151,400	494,729
China Yuchai International, Ltd.	2,300	35,604
China Yuhua Education Corp., Ltd. (c)	132,000	103,400
China Zheshang Bank Co., Ltd. Class A	76,700	47,578
China Zhongwang Holdings, Ltd. (a)(b)	231,200	56,800
Chinasoft International, Ltd.	224,000	240,871
Chlitina Holding, Ltd.	6,000	49,942
Chongqing Brewery Co., Ltd. Class A	7,200	122,125
Chongqing Changan Automobile Co., Ltd. Class A (a)	25,000	54,068
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	110,741
Chongqing Zhifei Biological Products Co., Ltd. Class A	10,200	268,152
CIFI Holdings Group Co., Ltd.	377,802	366,409
CIMC Enric Holdings, Ltd.	78,000	55,682
CITIC Securities Co., Ltd. Class A	68,200	248,323
CITIC Securities Co., Ltd. Class H (b)	291,000	670,002
CITIC Telecom International Holdings, Ltd.	132,000	46,691
CITIC, Ltd.	684,000	647,537
COFCO Meat Holdings, Ltd. (b)	220,000	112,908
Contemporary Amperex Technology Co., Ltd. Class A	19,100	937,854
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	62,000	127,757
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	280,500	360,797
COSCO SHIPPING Ports, Ltd.	192,581	140,204
Country Garden Holdings Co., Ltd.	927,115	1,190,130
Country Garden Services Holdings Co., Ltd.	191,000	1,935,931
Security Description	Shares	Value
CSC Financial Co., Ltd. Class A	18,700	$ 90,661
CSPC Pharmaceutical Group, Ltd.	1,075,280	1,300,109
CStone Pharmaceuticals (a)(c)	54,500	64,844
Dali Foods Group Co., Ltd. (c)	266,000	151,229
Daqin Railway Co., Ltd. Class A	79,300	84,724
Daqo New Energy Corp. ADR (a)	6,100	460,550
DaShenLin Pharmaceutical Group Co., Ltd. Class A	4,200	53,732
Differ Group Holding Co., Ltd. (a)	304,000	37,147
Dongfang Electric Corp., Ltd. Class A	54,100	104,800
Dongfeng Motor Group Co., Ltd. Class H	326,000	302,751
Dongyue Group, Ltd.	106,000	81,534
DouYu International Holdings, Ltd. ADR (a)	11,300	117,633
East Money Information Co., Ltd. Class A	55,420	230,255
Ebang International Holdings, Inc. Class A (a)	15,400	122,430
Ecovacs Robotics Co., Ltd. Class A (a)	3,400	70,734
Edvantage Group Holdings, Ltd.	36,000	34,961
E-House China Enterprise Holdings, Ltd.	45,000	42,080
ENN Energy Holdings, Ltd.	92,800	1,488,486
ESR Cayman, Ltd. (a)(c)	237,000	775,830
Eve Energy Co., Ltd. Class A	13,306	152,403
Ever Sunshine Lifestyle Services Group, Ltd.	80,000	201,275
Everbright Securities Co., Ltd. Class A	35,500	87,922
Fangda Carbon New Material Co., Ltd. Class A (a)	27,600	34,325
Fanhua, Inc. ADR (b)	4,800	66,864
Far East Horizon, Ltd. (b)	238,000	285,926
FIH Mobile, Ltd. (a)(b)	297,000	42,022
Financial Street Holdings Co., Ltd. Class A	118,527	123,383
FinVolution Group ADR	18,700	131,087
Focus Media Information Technology Co., Ltd. Class A	101,100	142,993
Foshan Haitian Flavouring & Food Co., Ltd. Class A	19,356	471,421
Fosun International, Ltd.	293,000	410,041
Founder Securities Co., Ltd. Class A (a)	44,900	59,536
Foxconn Industrial Internet Co., Ltd. Class A	33,000	72,275

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fu Jian Anjoy Foods Co., Ltd. Class A	1,600	$ 50,859
Fu Shou Yuan International Group, Ltd.	81,000	83,037
Fufeng Group, Ltd.	138,000	49,701
Futu Holdings, Ltd. ADR (a)(b)	3,900	619,398
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	86,384
Fuyao Glass Industry Group Co., Ltd. Class H (c)	59,600	354,559
Ganfeng Lithium Co., Ltd. Class A	6,100	87,634
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	90,761
GDS Holdings, Ltd. ADR (a)	10,500	851,445
Geely Automobile Holdings, Ltd.	743,000	1,890,364
GEM Co., Ltd. Class A	32,900	42,923
Gemdale Corp. Class A	24,500	44,846
Gemdale Properties & Investment Corp., Ltd.	432,000	65,569
Genertec Universal Medical Group Co., Ltd. (c)	93,000	76,319
Genetron Holdings, Ltd. ADR (a)(b)	1,900	40,774
Genscript Biotech Corp. (a)(b)	122,000	214,672
GF Securities Co., Ltd. Class A	32,100	76,664
GF Securities Co., Ltd. Class H	178,200	273,221
Giant Network Group Co., Ltd. Class A	26,300	58,202
Gigadevice Semiconductor Beijing, Inc. Class A	2,520	65,631
GoerTek, Inc. Class A	28,300	117,104
GOME Retail Holdings, Ltd. (a)(b)	1,427,000	264,312
Great Wall Motor Co., Ltd. Class A	14,400	66,127
Great Wall Motor Co., Ltd. Class H	411,000	1,139,251
Greatview Aseptic Packaging Co., Ltd.	208,000	103,539
Greenland Holdings Corp., Ltd. Class A	49,700	42,343
Greentown China Holdings, Ltd. (b)	90,000	116,227
Greentown Service Group Co., Ltd. (b)	174,000	264,543
GreenTree Hospitality Group, Ltd. ADR (a)	2,500	32,875
GSX Techedu, Inc. ADR (a)(b)	9,100	308,308
Guangdong Haid Group Co., Ltd. Class A	8,600	102,237
Security Description	Shares	Value
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	43,700	$ 33,035
Guangdong Investment, Ltd.	346,000	563,430
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,700	118,789
Guanghui Energy Co., Ltd. Class A (a)	204,300	96,527
Guangzhou Automobile Group Co., Ltd. Class H	316,800	266,090
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	10,100	42,871
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	78,817
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	127,801
Guangzhou R&F Properties Co., Ltd. Class H	180,400	238,075
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	8,307	164,995
Guangzhou Tinci Materials Technology Co., Ltd. Class A	7,900	98,262
Guosen Securities Co., Ltd. Class A	26,700	48,670
Guotai Junan Securities Co., Ltd. Class A	54,200	134,154
Guoxuan High-Tech Co., Ltd. Class A (a)	8,500	46,677
Haidilao International Holding, Ltd. (b)(c)	95,000	649,467
Haier Smart Home Co., Ltd. Class A	40,800	193,889
Haier Smart Home Co., Ltd. Class H (a)	243,800	975,269
Hainan Meilan International Airport Co., Ltd. Class H (a)	25,000	108,850
Haitian International Holdings, Ltd.	76,000	303,044
Haitong Securities Co., Ltd. Class A	61,800	104,268
Haitong Securities Co., Ltd. Class H	354,800	328,128
Hangzhou First Applied Material Co., Ltd. Class A	9,400	123,080
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	105,198
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	172,251
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	180,740

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hangzhou Tigermed Consulting Co., Ltd. Class H (a)(c)	13,200	$ 260,963
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	144,000	689,952
Health & Happiness H&H International Holdings, Ltd.	22,500	85,376
Hebei Construction Group Corp., Ltd. Class H	100,000	33,443
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	78,635
Henan Shuanghui Investment & Development Co., Ltd. Class A	28,100	175,593
Hengan International Group Co., Ltd.	83,000	545,543
Hengli Petrochemical Co., Ltd. Class A	40,400	180,597
HengTen Networks Group, Ltd. (a)(b)	455,200	571,455
Hengyi Petrochemical Co., Ltd. Class A	49,790	111,172
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	65,512
Hongfa Technology Co., Ltd. Class A	5,100	38,383
Hope Education Group Co., Ltd. (c)	186,000	62,204
Hopson Development Holdings, Ltd.	70,000	252,108
Hua Hong Semiconductor, Ltd. (a)(b)(c)	65,000	354,077
Huadong Medicine Co., Ltd. Class A	11,260	63,292
Hualan Biological Engineering, Inc. Class A	28,860	174,844
Huaneng Power International, Inc. Class H	478,000	169,694
Huangshan Tourism Development Co., Ltd. Class B	20,400	15,300
Huatai Securities Co., Ltd. Class A	50,600	130,796
Huatai Securities Co., Ltd. Class H (c)	181,200	277,821
Huaxi Securities Co., Ltd. Class A	50,700	76,886
Huaxia Bank Co., Ltd. Class A	91,800	90,104
Huayu Automotive Systems Co., Ltd. Class A	18,000	75,636
Huazhu Group, Ltd. ADR (a)	18,800	1,032,120
Hubei Biocause Pharmaceutical Co., Ltd. Class A	70,600	44,440
Humanwell Healthcare Group Co., Ltd. Class A	11,800	55,356
Security Description	Shares	Value
Hunan Valin Steel Co., Ltd. Class A	44,000	$ 46,943
Hundsun Technologies, Inc. Class A	5,720	73,231
HUYA, Inc. ADR (a)(b)	9,200	179,216
iClick Interactive Asia Group, Ltd. ADR (a)	5,700	67,089
Iflytek Co., Ltd. Class A	11,900	87,656
Industrial & Commercial Bank of China, Ltd. Class A	345,400	291,641
Industrial & Commercial Bank of China, Ltd. Class H	7,433,000	5,334,929
Industrial Bank Co., Ltd. Class A	149,300	548,168
Industrial Securities Co., Ltd. Class A	42,900	55,250
INESA Intelligent Tech, Inc. Class B	112,900	50,466
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	292,000	69,426
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	87,500	99,313
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	176,638
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	49,900	304,441
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	95,516
InnoCare Pharma, Ltd. (a)(c)	74,000	172,853
Innovent Biologics, Inc. (a)(c)	115,000	1,166,353
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	32,967
Intco Medical Technology Co., Ltd. Class A	5,000	123,141
iQIYI, Inc. ADR (a)(b)	32,800	545,136
JA Solar Technology Co., Ltd. Class A (a)	7,300	32,132
Jafron Biomedical Co., Ltd. Class A	9,500	110,041
Jason Furniture Hangzhou Co., Ltd. Class A	4,100	50,341
JCET Group Co., Ltd. Class A (a)	16,700	87,023
JD Health International, Inc. (a)(b)(c)	33,200	476,149
JD.com, Inc. ADR (a)	104,800	8,837,784
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	54,700	63,360
Jiangsu Expressway Co., Ltd. Class H	158,000	196,726
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	183,612
Jiangsu Hengrui Medicine Co., Ltd. Class A	36,604	513,757

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	$ 57,563
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	11,900	298,715
Jiangsu Yangnong Chemical Co., Ltd. Class A	2,100	38,382
Jiangxi Copper Co., Ltd. Class A	32,700	110,243
Jiangxi Copper Co., Ltd. Class H	142,000	271,417
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	59,494
Jiayuan International Group, Ltd.	111,815	46,024
Jinchuan Group International Resources Co., Ltd.	832,000	149,824
Jinke Properties Group Co., Ltd. Class A	41,500	41,682
JinkoSolar Holding Co., Ltd. ADR (a)(b)	4,000	166,760
Jinxin Fertility Group, Ltd. (c)	162,000	348,403
Jinyu Bio-Technology Co., Ltd. Class A	37,500	109,222
JiuGui Liquor Co., Ltd. Class A	2,200	51,020
Jiumaojiu International Holdings, Ltd. (a)(c)	72,000	288,020
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	34,900	96,011
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	5,170	38,161
JOYY, Inc. ADR (b)	6,800	637,364
Juewei Food Co., Ltd. Class A	4,000	46,943
Kaisa Group Holdings, Ltd. (b)	292,000	144,226
Kama Co., Ltd. Class B (a)	67,100	26,169
KE Holdings, Inc. ADR (a)	14,500	826,210
Kerry Logistics Network, Ltd.	101,500	304,195
Kingboard Holdings, Ltd.	88,000	475,403
Kingdee International Software Group Co., Ltd. (b)	292,000	905,170
Kingfa Sci & Tech Co., Ltd. Class A	16,800	55,589
Kingsoft Cloud Holdings, Ltd. ADR (a)	6,700	263,444
Kingsoft Corp., Ltd.	95,000	630,527
Konka Group Co., Ltd. Class B	8,900	2,885
Koolearn Technology Holding, Ltd. (a)(b)(c)	21,500	48,949
Kuaishou Technology (a)(c)	23,600	819,608
Kuang-Chi Technologies Co., Ltd. Class A (a)	14,300	44,069
Security Description	Shares	Value
Kunlun Energy Co., Ltd.	466,000	$ 489,709
Kweichow Moutai Co., Ltd. Class A	9,400	2,878,224
KWG Group Holdings, Ltd.	202,000	345,568
KWG Living Group Holdings, Ltd. (a)	104,000	105,680
Lee & Man Paper Manufacturing, Ltd.	156,000	143,470
Lenovo Group, Ltd.	868,000	1,234,824
Lens Technology Co., Ltd. Class A	26,800	106,731
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	43,332
LexinFintech Holdings, Ltd. ADR (a)	11,600	116,696
Li Auto, Inc. ADR (a)(b)	21,100	527,500
Li Ning Co., Ltd.	255,500	1,659,635
Liaoning Cheng Da Co., Ltd. Class A	26,500	82,353
Lifetech Scientific Corp. (a)	376,000	172,658
Lingyi iTech Guangdong Co. Class A	50,400	62,835
Logan Group Co., Ltd.	158,000	266,231
Lomon Billions Group Co., Ltd. Class A	11,000	47,915
Longfor Group Holdings, Ltd. (c)	212,000	1,404,344
LONGi Green Energy Technology Co., Ltd. Class A	24,200	324,575
Lonking Holdings, Ltd.	174,000	73,857
Lu Thai Textile Co., Ltd. Class B	49,300	25,872
Lufax Holding, Ltd. ADR (a)(b)	24,300	352,836
Luxshare Precision Industry Co., Ltd. Class A	51,868	267,435
Luye Pharma Group, Ltd. (c)	205,000	131,051
Luzhou Laojiao Co., Ltd. Class A	10,100	346,385
Mango Excellent Media Co., Ltd. Class A	9,700	85,924
Maoyan Entertainment (a)(b)(c)	41,600	69,133
Maxscend Microelectronics Co., Ltd. Class A	1,000	92,818
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	24,000	56,404
Meitu, Inc. (a)(c)	176,500	56,529
Meituan Class B (a)(c)	434,600	16,669,696
Metallurgical Corp. of China, Ltd. Class A	116,300	60,621
Microport Scientific Corp.	97,233	547,170
Midea Group Co., Ltd. Class A	33,900	424,861
Ming Yuan Cloud Group Holdings, Ltd. (a)(b)	40,000	182,392

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Minth Group, Ltd.	88,000	$ 366,740
MMG, Ltd. (a)	284,000	158,540
Mobvista, Inc. (a)(c)	53,000	39,812
Momo, Inc. ADR	17,200	253,528
Muyuan Foods Co., Ltd. Class A	27,017	411,893
NanJi E-Commerce Co., Ltd. Class A	28,100	39,316
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	26,130	159,300
Nanjing Securities Co., Ltd. Class A	23,900	36,936
NARI Technology Co., Ltd. Class A	33,500	158,994
NAURA Technology Group Co., Ltd. Class A	4,000	87,508
NetEase, Inc. ADR	50,700	5,235,282
New China Life Insurance Co., Ltd. Class A	11,300	83,615
New China Life Insurance Co., Ltd. Class H	95,100	368,195
New Hope Liuhe Co., Ltd. Class A	42,400	129,245
New Oriental Education & Technology Group, Inc. ADR (a)	189,000	2,646,000
Nexteer Automotive Group, Ltd.	84,000	102,968
Ninestar Corp. Class A	16,800	63,654
Ningbo Tuopu Group Co., Ltd. Class A	16,500	84,094
NIO, Inc. ADR (a)	156,300	6,092,574
Niu Technologies ADR (a)	3,400	124,610
Noah Holdings, Ltd. ADR (a)	4,500	199,800
Nongfu Spring Co., Ltd. Class H (a)(b)(c)	30,000	149,528
Oceanwide Holdings Co., Ltd. Class A	115,300	48,326
Offcn Education Technology Co., Ltd. Class A	10,500	45,081
Offshore Oil Engineering Co., Ltd. Class A	92,400	63,795
OneSmart International Education Group, Ltd. ADR (a)(b)	6,800	15,776
Oppein Home Group, Inc. Class A	6,300	151,336
Orient Securities Co., Ltd. Class A	32,600	44,022
Oriental Pearl Group Co., Ltd. Class A	58,423	85,571
Ovctek China, Inc. Class A	3,300	45,342
People's Insurance Co. Group of China, Ltd. Class H	953,000	308,904
Perfect World Co., Ltd. Class A	10,650	32,106
Security Description	Shares	Value
PetroChina Co., Ltd. Class A	124,800	$ 81,790
PetroChina Co., Ltd. Class H	2,534,000	915,890
Pharmaron Beijing Co., Ltd. Class H (c)	13,800	260,754
PICC Property & Casualty Co., Ltd. Class H	791,700	686,358
Pinduoduo, Inc. ADR (a)	47,800	6,399,464
Ping An Bank Co., Ltd. Class A	140,000	469,640
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	59,200	742,432
Ping An Insurance Group Co. of China, Ltd. Class A	78,090	936,671
Ping An Insurance Group Co. of China, Ltd. Class H	722,500	8,600,914
Poly Developments and Holdings Group Co., Ltd. Class A	86,300	187,168
Poly Property Group Co., Ltd.	182,000	53,609
Poly Property Services Co., Ltd. Class H (b)	8,000	55,567
Postal Savings Bank of China Co., Ltd. Class A	225,400	201,655
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	1,198,000	895,289
Power Construction Corp. of China, Ltd. Class A	142,200	89,292
Powerlong Commercial Management Holdings, Ltd.	16,000	52,994
Prosus NV	58,813	6,552,850
Proya Cosmetics Co., Ltd. Class A	1,400	34,001
Puxin, Ltd. ADR (a)	4,200	16,800
Q Technology Group Co., Ltd. (b)	47,000	95,639
Qudian, Inc. ADR (a)(b)	26,300	59,964
Qutoutiao, Inc. ADR (a)(b)	5,100	11,679
Redco Properties Group, Ltd. (b)(c)	108,000	37,091
Redsun Properties Group, Ltd.	120,000	44,916
RLX Technology, Inc. ADR (a)	13,400	138,824
Rongsheng Petrochemical Co., Ltd. Class A	38,700	162,440
Ronshine China Holdings, Ltd. (b)	54,500	37,644
SAIC Motor Corp., Ltd. Class A	43,800	131,309
Sanan Optoelectronics Co., Ltd. Class A	42,500	150,796
Sangfor Technologies, Inc. Class A	2,500	94,114
Sany Heavy Equipment International Holdings Co., Ltd.	128,000	151,964

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sany Heavy Industry Co., Ltd. Class A	58,300	$ 303,442
SDIC Capital Co., Ltd. Class A	22,600	42,092
SDIC Power Holdings Co., Ltd. Class A	41,600	62,959
Seazen Group, Ltd.	230,000	282,528
Seazen Holdings Co., Ltd. Class A	13,900	103,384
SF Holding Co., Ltd. Class A	31,600	390,208
SG Micro Corp. Class A	1,000	35,253
Shaanxi Coal Industry Co., Ltd. Class A	42,400	71,472
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	117,609
Shandong Gold Mining Co., Ltd. Class A	16,800	54,564
Shandong Gold Mining Co., Ltd. Class H (c)	59,000	110,647
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	10,500	60,092
Shandong Linglong Tyre Co., Ltd. Class A	25,208	179,805
Shandong Nanshan Aluminum Co., Ltd. Class A	82,200	43,222
Shandong Sinocera Functional Material Co., Ltd. Class A	17,000	110,013
Shandong Sun Paper Industry JSC, Ltd. Class A	17,800	42,647
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	284,000	560,369
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	3,400	56,484
Shanghai Baosight Software Co., Ltd. Class A	21,401	190,584
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	49,306
Shanghai Diesel Engine Co., Ltd. Class B	32,500	16,673
Shanghai Electric Group Co., Ltd. Class A (a)	55,900	47,285
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	66,102
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	66,000	281,422
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	28,000	41,202
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	257,441	47,112
Security Description	Shares	Value
Shanghai Haixin Group Co. Class B	42,000	$ 14,406
Shanghai Highly Group Co., Ltd. Class B	24,100	12,098
Shanghai Industrial Urban Development Group, Ltd.	63,600	6,217
Shanghai International Airport Co., Ltd. Class A	5,200	45,888
Shanghai International Port Group Co., Ltd. Class A	63,800	46,480
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	15,200	11,613
Shanghai Jinjiang International Hotels Co., Ltd. Class A	5,500	46,524
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	136,294
Shanghai M&G Stationery, Inc. Class A	6,100	79,406
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	198,051
Shanghai Pudong Development Bank Co., Ltd. Class A	188,000	314,900
Shanghai Putailai New Energy Technology Co., Ltd. Class A	7,200	104,249
Shanghai RAAS Blood Products Co., Ltd. Class A	110,000	124,733
Shanxi Coking Coal Energy Group Co, Ltd. Class A	129,480	98,868
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	64,279
Shanxi Meijin Energy Co., Ltd. Class A (a)	34,400	37,592
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	6,400	324,624
Shenergy Co., Ltd. Class A	156,400	147,790
Shengyi Technology Co., Ltd. Class A	31,700	109,770
Shennan Circuits Co., Ltd. Class A	4,760	63,864
Shenwan Hongyuan Group Co., Ltd. Class A	106,000	74,962
Shenzhen Energy Group Co., Ltd. Class A	52,200	89,265
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	44,867
Shenzhen Inovance Technology Co., Ltd. Class A	20,500	267,170
Shenzhen International Holdings, Ltd.	118,746	198,866
Shenzhen Investment, Ltd.	376,301	130,686
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,100	85,597

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	6,600	$ 401,470
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	78,119
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	7,200	41,546
Shenzhen SC New Energy Technology Corp. Class A	2,200	36,324
Shenzhen Sunway Communication Co., Ltd. Class A	5,900	25,529
Shenzhou International Group Holdings, Ltd.	99,400	2,059,739
Shimao Group Holdings, Ltd.	142,000	446,578
Shoucheng Holdings, Ltd. (b)	176,000	42,334
Shougang Fushan Resources Group, Ltd.	244,000	60,573
Shui On Land, Ltd.	328,000	50,205
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	146,592
Sichuan Swellfun Co., Ltd. Class A	3,400	37,067
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	326,000	85,542
Silergy Corp.	9,000	727,053
Sinolink Securities Co., Ltd. Class A	19,600	40,358
Sinoma Science & Technology Co., Ltd. Class A	11,600	41,211
Sino-Ocean Group Holding, Ltd.	296,000	65,867
Sinopec Engineering Group Co., Ltd. Class H	140,500	77,529
Sinopec Kantons Holdings, Ltd.	120,000	45,842
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	71,663
Sinopharm Group Co., Ltd. Class H	144,800	350,525
Sinotruk Hong Kong, Ltd.	87,000	260,739
SITC International Holdings Co., Ltd.	154,000	521,953
Skshu Paint Co., Ltd. Class A	1,800	54,649
Smoore International Holdings, Ltd. (a)(c)	75,000	456,302
SOHO China, Ltd. (a)	353,000	108,064
Sohu.com, Ltd. ADR (a)	8,000	125,760
Songcheng Performance Development Co., Ltd. Class A	32,040	104,697
So-Young International, Inc. ADR (a)	2,500	24,675
Spring Airlines Co., Ltd. Class A	11,700	106,208
Sun Art Retail Group, Ltd.	251,500	205,743
Security Description	Shares	Value
Sunac China Holdings, Ltd.	301,000	$ 1,291,197
Suncity Group Holdings, Ltd. (a)	400,000	30,356
Sungrow Power Supply Co., Ltd. Class A	9,400	102,837
Suning.com Co., Ltd. Class A	50,500	52,954
Sunny Optical Technology Group Co., Ltd.	86,000	1,960,164
Sunwoda Electronic Co., Ltd. Class A	18,900	55,970
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,100	30,993
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	54,900	79,155
TAL Education Group ADR (a)	46,900	2,525,565
TBEA Co., Ltd. Class A	113,000	192,719
TCL Electronics Holdings, Ltd.	73,000	56,432
TCL Technology Group Corp Class A	139,900	199,150
Tencent Holdings, Ltd.	693,900	54,444,880
Tencent Music Entertainment Group ADR (a)(b)	43,300	887,217
Thunder Software Technology Co., Ltd. Class A	6,400	118,856
Tiangong International Co., Ltd.	104,000	51,502
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	15,600	67,263
Tianli Education International Holdings, Ltd.	105,000	102,644
Tianma Microelectronics Co., Ltd. Class A	16,900	36,060
Tianneng Power International, Ltd. (b)	62,000	117,071
Times Neighborhood Holdings, Ltd.	42,000	31,712
Tingyi Cayman Islands Holding Corp.	262,000	481,238
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	34,833
Tongcheng-Elong Holdings, Ltd. (a)	87,200	196,733
Tongdao Liepin Group (a)	19,400	54,648
Tongkun Group Co., Ltd. Class A	12,700	39,971
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	141,167
Tongwei Co., Ltd. Class A	37,800	188,620
Topchoice Medical Corp. Class A (a)	2,000	76,358
Topsports International Holdings, Ltd. (c)	133,000	198,103
Towngas China Co., Ltd.	94,027	46,926

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Transfar Zhilian Co., Ltd. Class A	67,500	$ 74,586
TravelSky Technology, Ltd. Class H	107,000	250,212
Trip.com Group, Ltd. ADR (a)	57,000	2,258,910
Tsingtao Brewery Co., Ltd. Class A	4,500	58,050
Tsingtao Brewery Co., Ltd. Class H	58,000	514,017
Unigroup Guoxin Microelectronics Co., Ltd. Class A	3,400	55,442
Uni-President China Holdings, Ltd.	138,000	167,919
Unisplendour Corp., Ltd. Class A	12,880	38,947
Uxin, Ltd. ADR (a)	11,700	13,689
Vipshop Holdings, Ltd. ADR (a)	53,800	1,606,468
VSTECS Holdings, Ltd.	136,000	123,677
Walvax Biotechnology Co., Ltd. Class A	21,900	150,835
Wanhua Chemical Group Co., Ltd. Class A	25,400	408,803
Want Want China Holdings, Ltd.	570,000	427,439
Weibo Corp. ADR (a)(b)	6,610	333,541
Weichai Power Co., Ltd. Class A	32,500	95,303
Weichai Power Co., Ltd. Class H	223,000	550,727
Weifu High-Technology Group Co., Ltd. Class A	52,900	190,921
Weihai Guangwei Composites Co., Ltd. Class A	10,200	107,764
Weimob, Inc. (a)(b)(c)	184,000	411,337
Wens Foodstuffs Group Co., Ltd. Class A	34,560	89,123
West China Cement, Ltd.	262,000	44,821
Western Securities Co., Ltd. Class A	30,800	41,356
Wharf Holdings, Ltd.	247,000	654,477
Will Semiconductor Co., Ltd. Class A	5,600	219,111
Wilmar International, Ltd.	229,700	926,596
Wingtech Technology Co., Ltd. Class A	8,000	119,490
Wuchan Zhongda Group Co., Ltd. Class A	175,700	130,144
Wuhan Guide Infrared Co., Ltd. Class A	23,800	129,897
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	38,490
Wuliangye Yibin Co., Ltd. Class A	27,600	1,127,271
Security Description	Shares	Value
WUS Printed Circuit Kunshan Co., Ltd. Class A	12,400	$ 31,637
WuXi AppTec Co., Ltd. Class A	17,500	373,941
WuXi AppTec Co., Ltd. Class H (c)	36,336	714,620
Wuxi Biologics Cayman, Inc. (a)(c)	393,000	4,921,062
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	14,800	178,177
XCMG Construction Machinery Co., Ltd. Class A	112,400	130,024
XD, Inc. (a)	9,800	59,245
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)	40,500	81,996
Xiamen C & D, Inc. Class A	72,000	92,398
Xiaomi Corp. Class B (a)(c)	1,727,400	5,721,376
Xinhu Zhongbao Co., Ltd. Class A	172,300	80,357
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,900	49,456
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	115,200	216,339
Xinyi Solar Holdings, Ltd.	501,966	825,155
XPeng, Inc. ADR (a)(b)	19,900	726,549
Xtep International Holdings, Ltd.	134,500	78,716
Yadea Group Holdings, Ltd. (c)	120,000	266,411
Yangzijiang Shipbuilding Holdings, Ltd.	370,300	352,772
Yanlord Land Group, Ltd.	52,900	48,821
Yantai Eddie Precision Machinery Co., Ltd. Class A	9,500	87,207
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	62,323
Yanzhou Coal Mining Co., Ltd. Class H	190,000	224,839
Yealink Network Technology Corp., Ltd. Class A	8,400	87,275
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	22,000	23,374
Yifeng Pharmacy Chain Co., Ltd. Class A	5,320	71,920
Yihai International Holding, Ltd. (b)	58,000	600,557
Yihai Kerry Arawana Holdings Co., Ltd. Class A (a)	10,000	118,088
Yixin Group, Ltd. (a)(c)	141,000	48,061
Yonghui Superstores Co., Ltd. Class A	51,900	53,789

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yonyou Network Technology Co., Ltd. Class A	20,930	$ 113,914
Yuexiu Property Co., Ltd.	714,000	161,637
Yuexiu Transport Infrastructure, Ltd. (b)	84,000	53,051
Yum China Holdings, Inc.	49,500	2,930,895
Yunda Holding Co., Ltd. Class A	18,850	40,336
Yunnan Baiyao Group Co., Ltd. Class A	9,200	168,977
Yunnan Energy New Material Co., Ltd. Class A	5,400	92,112
Yuzhou Group Holdings Co., Ltd.	284,209	84,812
Zai Lab, Ltd. ADR (a)	8,200	1,094,126
Zepp Health Corp. ADR (a)(b)	5,700	61,389
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	4,200	183,691
Zhaojin Mining Industry Co., Ltd. Class H	95,000	86,392
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	45,800	49,770
Zhejiang Chint Electrics Co., Ltd. Class A	13,200	73,029
Zhejiang Dahua Technology Co., Ltd. Class A	18,400	69,184
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	121,234
Zhejiang Expressway Co., Ltd. Class H	172,000	152,433
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	27,000	105,799
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	7,300	76,480
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	20,600	103,421
Zhejiang Longsheng Group Co., Ltd. Class A	21,100	46,566
Zhejiang NHU Co., Ltd. Class A	11,700	68,172
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	34,000	106,852
Zhejiang Supor Co., Ltd. Class A	3,800	41,439
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	111,428
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	27,200	38,275
Zhengzhou Yutong Bus Co., Ltd. Class A	35,800	78,298
Zhenro Properties Group, Ltd.	120,000	85,048
Security Description	Shares	Value
Zheshang Securities Co., Ltd. Class A	21,700	$ 42,334
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(c)	41,400	249,749
Zhongjin Gold Corp., Ltd. Class A	37,500	47,667
Zhongsheng Group Holdings, Ltd.	68,500	482,838
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)	61,000	63,868
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	227,540
Zijin Mining Group Co., Ltd. Class A	135,100	198,083
Zijin Mining Group Co., Ltd. Class H	684,000	841,094
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	87,400	169,307
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	198,800	283,837
ZTE Corp. Class A	25,000	111,717
ZTE Corp. Class H (b)	90,800	230,549
ZTO Express Cayman, Inc. ADR	49,400	1,440,010
		388,649,535
COLOMBIA — 0.1%
Bancolombia SA ADR	500	15,995
Bancolombia SA	29,524	230,970
Bancolombia SA Preference Shares	45,715	362,983
Cementos Argos SA	60,790	85,189
Corp. Financiera Colombiana SA (a)	8,653	77,065
Ecopetrol SA ADR (b)	700	8,974
Ecopetrol SA	545,795	351,388
Grupo Argos SA	29,927	95,929
Grupo de Inversiones Suramericana SA	24,789	146,373
Interconexion Electrica SA ESP	50,157	307,084
Millicom International Cellular SA SDR (a)	12,213	470,792
		2,152,742
CZECH REPUBLIC — 0.0% (e)
CEZ A/S	15,240	377,157
Komercni banka A/S (a)	6,779	209,555
Moneta Money Bank A/S (a)(c)	69,836	260,501
		847,213
DENMARK — 1.4%
ALK-Abello A/S (a)	756	287,923
Alm Brand A/S	10,321	121,348

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Ambu A/S Class B	18,755	$ 882,926
AP Moller - Maersk A/S Class A	524	1,143,568
AP Moller - Maersk A/S Class B	733	1,706,833
Bavarian Nordic A/S (a)(b)	9,501	430,011
Better Collective A/S (a)	2,526	62,018
Carlsberg AS Class B	12,315	1,896,696
Chemometec A/S	1,244	118,149
Chr. Hansen Holding A/S (a)	12,105	1,102,620
Coloplast A/S Class B	14,203	2,140,791
D/S Norden A/S	2,858	66,392
Danske Bank A/S	82,460	1,546,789
Demant A/S (a)	12,949	549,846
Dfds A/S (a)	3,593	184,421
Drilling Co. of 1972 A/S (a)	3,800	151,209
DSV Panalpina A/S	24,747	4,866,922
FLSmidth & Co. A/S	5,396	207,297
Genmab A/S (a)	7,836	2,584,365
GN Store Nord A/S	15,307	1,208,024
H Lundbeck A/S	7,583	259,679
ISS A/S (a)	18,111	338,439
Jyske Bank A/S (a)	6,675	319,196
Matas A/S (a)	12,409	162,958
Netcompany Group A/S (b)(c)	4,590	438,113
Nilfisk Holding A/S (a)	3,415	104,372
NKT A/S (a)	5,931	258,499
NNIT A/S (c)	5,944	99,944
Novo Nordisk A/S Class B	205,860	13,980,568
Novozymes A/S Class B	24,882	1,597,604
Orsted A/S (c)	22,616	3,661,548
Pandora A/S (a)	11,955	1,283,926
Per Aarsleff Holding A/S	2,547	110,889
Ringkjoebing Landbobank A/S	2,894	283,548
Rockwool International A/S Class B	896	378,622
Royal Unibrew A/S	5,900	618,535
Scandinavian Tobacco Group A/S Class A (c)	7,459	143,452
Schouw & Co. A/S	1,823	191,290
SimCorp A/S	4,648	576,965
Spar Nord Bank A/S (a)	10,370	110,944
Sydbank A/S	6,778	183,055
Topdanmark A/S	4,689	215,038
Tryg A/S (b)	37,563	888,032
Vestas Wind Systems A/S	23,543	4,844,063
Zealand Pharma A/S (a)	3,423	108,511
		52,415,938
EGYPT — 0.0% (e)
Centamin PLC	118,072	169,420
Commercial International Bank Egypt SAE	137,796	506,560
Eastern Co SAE	112,565	81,787
ElSewedy Electric Co.	69,110	39,661
		797,428
Security Description	Shares	Value
FAEROE ISLANDS — 0.0% (e)
Bakkafrost P/F (a)	5,785	$ 459,135
FINLAND — 0.8%
Admicom Oyj	920	103,586
Aktia Bank Oyj	4,717	54,607
BasWare Oyj (a)	895	38,552
Cargotec Oyj Class B	4,285	232,167
Caverion Oyj	10,069	61,182
Citycon Oyj (b)	6,474	53,947
Elisa Oyj	17,082	1,026,710
Finnair Oyj (a)(b)	99,297	82,801
Fortum Oyj	52,198	1,396,287
F-Secure Oyj	14,547	69,072
Huhtamaki Oyj	11,550	523,441
Kemira Oyj	15,042	231,416
Kesko Oyj Class B	32,844	1,006,728
Kojamo Oyj	17,592	344,874
Kone Oyj Class B	39,854	3,262,901
Konecranes Oyj	8,165	364,660
Metsa Board Oyj	21,619	236,048
Musti Group Oyj	3,125	101,076
Neles Oyj	10,362	131,893
Neste Oyj	49,593	2,638,053
Nokia Oyj (a)(d)	652,219	2,609,728
Nokia Oyj (a)(d)	12,368	49,946
Nokian Renkaat Oyj (b)	16,301	591,616
Nordea Bank Abp (d)	382,947	3,778,374
Nordea Bank Abp (d)	4,394	43,437
Oriola Oyj Class B	11,775	28,370
Orion Oyj Class B (b)	13,299	534,088
Outokumpu Oyj (a)	43,225	250,964
Outotec Oyj	75,275	840,914
Revenio Group Oyj	3,977	236,513
Rovio Entertainment Oyj (c)	4,628	36,090
Sampo Oyj Class A	55,435	2,506,425
Sanoma Oyj	6,693	112,645
Stora Enso Oyj Class R	68,369	1,278,031
TietoEVRY Oyj	12,811	397,800
Tokmanni Group Corp.	6,629	155,821
UPM-Kymmene Oyj	62,839	2,262,168
Uponor Oyj	8,507	189,167
Valmet Oyj (b)	16,786	611,783
Wartsila OYJ Abp (b)	54,143	568,508
YIT Oyj (b)	22,823	121,619
		29,164,008
FRANCE — 5.9%
AB Science SA (a)	2,718	47,725
ABC arbitrage	11,541	98,340
Accor SA (a)	22,237	840,506
Adevinta ASA (a)	27,588	406,887
Aeroports de Paris (a)	3,759	450,189
Air France-KLM (a)(b)	22,135	132,574
Air Liquide SA	57,456	9,406,651
Airbus SE (a)	71,391	8,100,266

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Akka Technologies (a)	1,111	$ 29,053
AKWEL	1,074	37,742
Albioma SA	2,408	118,299
ALD SA (c)	10,890	159,732
Alstom SA (a)	32,038	1,601,058
Alten SA (a)	3,331	391,884
Amundi SA (a)(c)	7,501	601,246
Arkema SA	8,357	1,015,101
Atos SE (a)	11,588	905,961
Aubay	681	34,496
AXA SA	235,812	6,342,571
Beneteau SA (a)	8,515	119,692
BioMerieux	4,754	606,230
BNP Paribas SA (a)	136,537	8,325,280
Boiron SA	454	19,102
Bollore SA	103,643	501,620
Bonduelle SCA	1,324	33,300
Bouygues SA	26,630	1,070,086
Bureau Veritas SA (a)	35,509	1,012,877
Capgemini SE	19,925	3,397,929
Carmila SA REIT	4,324	65,558
Carrefour SA	73,995	1,343,194
Casino Guichard Perrachon SA (a)	4,904	163,919
Cellectis SA (a)	6,927	133,680
CGG SA (a)	58,359	70,338
Chargeurs SA	4,757	129,150
Cie de Saint-Gobain (a)	62,900	3,719,973
Cie des Alpes (a)	1,015	26,125
Cie Generale des Etablissements Michelin SCA	20,444	3,067,151
Cie Plastic Omnium SA	7,171	263,293
CNP Assurances (a)	19,699	375,298
Coface SA (a)	8,251	91,543
Covivio REIT	6,407	549,700
Credit Agricole SA (a)	139,235	2,020,171
Cromwell European Real Estate Investment Trust	117,300	62,728
Danone SA	75,669	5,202,623
Dassault Aviation SA (a)	302	336,838
Dassault Systemes SE	15,943	3,417,775
Derichebourg SA (a)	21,744	178,251
Devoteam SA (a)	452	56,523
Edenred	29,755	1,557,610
Eiffage SA (a)	10,234	1,026,711
Electricite de France SA (a)	72,529	975,183
Elior Group SA (b)(c)	8,872	66,005
Elis SA (a)	21,635	353,952
Engie SA (a)	226,557	3,223,226
Eramet SA (a)	843	59,982
EssilorLuxottica SA	34,830	5,683,919
Eurazeo SE (a)	5,311	405,107
Eutelsat Communications SA	21,173	258,302
Faurecia SE (a)(d)	11,543	616,325
Faurecia SE (a)(d)	2,032	108,210
Security Description	Shares	Value
FFP	451	$ 58,943
Fnac Darty SA (a)	1,790	110,133
Gaztransport Et Technigaz SA	2,303	184,057
Gecina SA REIT	5,261	725,914
Getlink SE (a)	53,520	822,759
Hermes International	3,896	4,322,545
ICADE REIT	3,187	233,543
ID Logistics Group (a)	230	61,633
Iliad SA	1,581	301,206
Imerys SA	3,902	190,412
Innate Pharma SA (a)	9,314	40,809
Interparfums SA (a)	1,411	85,239
Ipsen SA	4,328	372,092
IPSOS	5,617	212,573
JCDecaux SA (a)	11,798	298,123
Kaufman & Broad SA	1,893	81,985
Kering SA	9,242	6,393,442
Klepierre SA REIT	22,373	522,876
Korian SA (a)	7,145	248,734
La Francaise des Jeux SAEM (c)	9,864	449,467
Lagardere SCA (a)	5,606	147,719
Legrand SA	32,219	3,003,608
LISI (a)	1,713	50,030
LNA Sante SA	455	24,492
L'Oreal SA	30,486	11,709,302
LVMH Moet Hennessy Louis Vuitton SE	33,440	22,327,474
Maisons du Monde SA (a)(c)	4,452	98,788
Manitou BF SA	1,060	35,630
McPhy Energy SA (a)	2,265	86,783
Mercialys SA REIT	4,163	45,968
Mersen SA (a)	1,410	49,218
Metropole Television SA (a)	2,287	48,974
Natixis SA (a)	108,652	521,266
Neoen SA (a)(c)	3,248	163,193
Nexans SA (a)	3,423	303,740
Nexity SA	5,241	259,202
Novacyt SA (a)	7,667	75,332
Orange SA	240,736	2,972,252
Orpea SA (a)	6,079	705,891
Pernod Ricard SA	25,688	4,832,084
Pharmagest Interactive	412	46,147
Publicis Groupe SA	26,906	1,645,640
Quadient SA	3,126	75,317
Remy Cointreau SA	2,590	479,434
Renault SA (a)	23,153	1,004,928
Rexel SA (a)	27,948	555,119
Rubis SCA	11,246	533,984
Safran SA (a)	39,143	5,338,851
Sanofi	136,940	13,559,659
Sartorius Stedim Biotech	3,337	1,377,397
Schneider Electric SE	65,290	9,994,773
SCOR SE (a)	18,196	622,325
SEB SA	2,857	505,018

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Societe BIC SA	2,422	$ 142,101
Societe Generale SA (a)	101,334	2,657,667
Sodexo SA (a)	10,702	1,028,633
SOITEC (a)	2,766	566,628
Sopra Steria Group SACA (a)	2,111	353,551
SPIE SA (a)	14,272	342,523
Suez SA	41,703	885,184
Synergie SE (a)	232	8,835
Tarkett SA (a)	2,965	47,428
Technip Energies NV (a)	10,566	160,816
Teleperformance	7,087	2,588,761
Television Francaise 1 (a)	4,354	39,761
Thales SA	12,857	1,280,189
TOTAL SE	304,309	14,225,696
Trigano SA	999	187,155
Ubisoft Entertainment SA (a)	10,766	820,944
Unibail-Rodamco-Westfield REIT (a)	34,100	138,952
Unibail-Rodamco-Westfield REIT (a)	14,778	1,186,968
Valeo SA	27,564	938,511
Valneva SE (a)	6,910	86,086
Veolia Environnement SA	65,028	1,670,702
Verallia SASU (c)	3,512	126,925
Vicat SA	1,828	88,946
Vilmorin & Cie SA	622	44,301
Vinci SA	63,517	6,521,555
Virbac SA (a)	438	112,994
Vivendi SE	100,137	3,295,347
Wendel SE	2,944	366,423
Worldline SA (a)(c)	29,643	2,488,927
		222,733,292
GERMANY — 5.4%
Aareal Bank AG (a)	7,346	208,937
Adesso SE	303	38,639
Adidas AG (a)	23,140	7,239,689
ADLER Group SA (a)(c)	8,987	246,738
ADVA Optical Networking SE (a)	10,788	128,313
AIXTRON SE (a)	11,637	264,991
Allgeier SE	797	22,949
Allianz SE	49,839	12,713,866
alstria office REIT-AG	16,470	266,742
Amadeus Fire AG (a)	685	100,474
Aroundtown SA	118,739	847,092
AURELIUS Equity Opportunities SE & Co. KGaA (a)	1,948	61,816
Aurubis AG	4,053	336,493
BASF SE	111,345	9,270,386
Basler AG	379	43,742
Bayer AG	119,456	7,575,799
Bayerische Motoren Werke AG	39,797	4,138,042
Bayerische Motoren Werke AG Preference Shares	7,422	591,860
Security Description	Shares	Value
BayWa AG	2,500	$ 110,478
Bechtle AG	3,501	657,944
Beiersdorf AG	11,951	1,265,545
Bertrandt AG	1,559	85,202
bet-at-home.com AG	1,390	74,904
Bilfinger SE	5,632	206,389
Borussia Dortmund GmbH & Co. KGaA (a)	6,662	42,477
Brenntag SE	18,227	1,559,535
CANCOM SE	3,937	227,378
Carl Zeiss Meditec AG	4,761	719,035
CECONOMY AG (a)	17,753	102,948
Cewe Stiftung & Co. KGaA	785	111,082
Commerzbank AG (a)	118,952	730,896
CompuGroup Medical SE & Co. KgaA	2,805	237,528
Continental AG (a)	13,222	1,751,336
Corestate Capital Holding SA (a)(b)	2,251	37,435
Covestro AG (c)	22,061	1,486,728
CropEnergies AG	4,161	58,392
CTS Eventim AG & Co. KGaA (a)	7,518	436,847
Daimler AG	103,839	9,276,406
Datagroup SE (a)	430	30,929
Delivery Hero SE (a)(c)	15,577	2,022,994
Dermapharm Holding SE	2,022	144,988
Deutsche Bank AG (a)	235,998	2,825,828
Deutsche Beteiligungs AG	1,870	84,616
Deutsche Boerse AG	22,837	3,803,272
Deutsche EuroShop AG (a)	5,377	112,236
Deutsche Lufthansa AG (a)	34,273	455,377
Deutsche Pfandbriefbank AG (a)(c)	14,871	173,381
Deutsche Post AG	120,836	6,635,104
Deutsche Telekom AG	405,357	8,180,060
Deutsche Wohnen SE	40,175	1,878,318
Deutz AG (a)	12,501	93,591
DIC Asset AG	5,992	104,087
Draegerwerk AG & Co. KGaA	314	23,840
Draegerwerk AG & Co. KGaA Preference Shares	947	76,352
Duerr AG	7,444	310,587
E.ON SE	269,855	3,147,500
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,588	127,007
Elmos Semiconductor SE	932	39,215
ElringKlinger AG (a)	2,938	43,232
Encavis AG	9,179	174,551
Evonik Industries AG	25,651	909,252
Evotec SE (a)	15,941	575,928
Exasol AG (a)	1,208	30,695
Flatex DEGIRO AG (a)	2,461	228,501
Fraport AG Frankfurt Airport Services Worldwide (a)	4,505	274,531
Freenet AG	15,392	369,221

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA	27,091	$ 1,997,007
Fresenius SE & Co. KGaA	50,255	2,243,276
Fuchs Petrolub SE Preference Shares	7,686	368,922
GEA Group AG	18,283	751,006
Gerresheimer AG	3,436	342,046
Grand City Properties SA	14,407	361,679
GRENKE AG (b)	2,516	95,513
Hamborner REIT AG	13,269	140,589
Hamburger Hafen und Logistik AG	2,218	49,217
Hannover Rueck SE	7,203	1,318,953
HeidelbergCement AG	17,887	1,628,409
HelloFresh SE (a)	17,511	1,308,931
Henkel AG & Co. KGaA Preference Shares	21,415	2,412,704
Henkel AG & Co. KGaA	12,449	1,235,614
HOCHTIEF AG	2,491	223,381
Home24 SE (a)	2,725	59,333
Hornbach Baumarkt AG	819	34,508
Hornbach Holding AG & Co. KGaA	1,214	118,711
HUGO BOSS AG	6,469	254,473
Hypoport AG (a)	368	195,495
Indus Holding AG	1,771	73,684
Infineon Technologies AG	159,180	6,764,028
Jenoptik AG	5,308	159,705
JOST Werke AG (a)(c)	3,047	193,381
Jungheinrich AG Preference Shares	4,946	238,334
K+S AG	20,821	207,318
KION Group AG	8,481	839,282
Kloeckner & Co. SE (a)	12,637	159,513
Knorr-Bremse AG	8,692	1,087,155
Koenig & Bauer AG (a)	1,881	56,197
Krones AG	2,176	176,976
KWS SAA t SE & Co. KGaA	1,045	90,517
LANXESS AG	9,763	721,284
LEG Immobilien SE	8,504	1,121,011
LPKF Laser & Electronics AG	2,502	70,133
MBB SE	230	34,871
Medios AG (a)	1,048	44,958
Merck KGaA	16,167	2,770,355
METRO AG	18,554	196,477
MLP SE	12,808	105,824
MorphoSys AG (a)	3,637	317,515
MTU Aero Engines AG	6,382	1,505,403
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,136	5,288,746
Nagarro SE (a)	1,607	176,783
Nemetschek SE	6,386	408,297
New Work SE	256	66,644
Nordex SE (a)	6,238	200,737
Norma Group SE	3,466	164,980
OHB SE (a)	540	22,435
Security Description	Shares	Value
OSRAM Licht AG (a)	3,992	$ 249,416
PATRIZIA AG	4,758	120,789
Pfeiffer Vacuum Technology AG	515	93,818
PNE AG	3,945	34,311
Porsche Automobil Holding SE Preference Shares	18,405	1,955,910
ProSiebenSat.1 Media SE (a)	23,190	475,194
Puma SE (a)	11,522	1,131,282
Rational AG	556	432,922
Rheinmetall AG	4,817	489,146
RWE AG	77,215	3,032,890
Salzgitter AG (a)	3,534	110,649
SAP SE	126,006	15,464,057
Sartorius AG Preference Shares	4,275	2,136,377
Scout24 AG (c)	12,646	961,626
SGL Carbon SE (a)	6,303	44,744
Siemens AG	92,357	15,196,598
Siemens Energy AG (a)	48,037	1,728,175
Siemens Healthineers AG (c)	31,538	1,712,477
Siltronic AG (a)	2,468	398,838
Sirius Real Estate, Ltd.	129,886	159,133
Sixt SE (a)	1,408	186,333
Sixt SE Preference Shares	2,921	228,298
SMA Solar Technology AG (a)	2,210	130,130
Software AG	5,291	223,493
Softwareone Holding AG	10,037	260,217
Stabilus SA	3,524	248,505
STO SE & Co. KGaA Preference Shares	608	112,904
STRATEC SE	869	117,658
Stroeer SE & Co. KGaA	2,915	238,107
Suedzucker AG	6,464	109,779
Symrise AG	15,464	1,879,277
TAG Immobilien AG	17,690	506,054
Takkt AG (a)	5,349	81,098
TeamViewer AG (a)(c)	19,278	825,410
Telefonica Deutschland Holding AG	125,136	367,681
Thyssenkrupp AG (a)	48,637	650,801
TUI AG (a)(b)	90,444	458,213
Uniper SE	23,081	837,684
United Internet AG	11,799	474,264
Varta AG (a)(b)	2,186	322,435
VERBIO Vereinigte BioEnergie AG	7,261	313,192
Volkswagen AG	3,902	1,417,997
Volkswagen AG Preference Shares	22,715	6,369,887
Vonovia SE	66,132	4,329,277
Vossloh AG (a)	1,786	89,211
Wacker Chemie AG	1,730	246,737
Wacker Neuson SE (a)	5,915	141,819
Washtec AG (a)	1,430	82,353
Westwing Group AG (a)	1,239	57,352

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Wuestenrot & Wuerttembergische AG	2,120	$ 44,301
Zalando SE (a)(c)	18,459	1,814,557
Zeal Network SE	1,460	75,330
zooplus AG (a)	679	194,320
		203,915,582
GHANA — 0.0% (e)
Tullow Oil PLC (a)(b)	111,829	72,841
GREECE — 0.1%
Aegean Airlines SA (a)	8,153	50,498
Alpha Bank AE (a)	126,379	136,264
Athens Water Supply & Sewage Co. SA	4,435	39,406
Energean PLC (a)	10,480	122,875
Eurobank Ergasias Services and Holdings SA Class A (a)	305,141	260,008
FF Group (a)(f)	122	—
GEK Terna Holding Real Estate Construction SA (a)	9,885	120,593
Hellenic Petroleum SA	7,184	49,900
Hellenic Telecommunications Organization SA	27,628	444,206
Holding Co. ADMIE IPTO SA	31,100	100,517
JUMBO SA	12,792	234,988
LAMDA Development SA (a)	12,062	104,481
Motor Oil Hellas Corinth Refineries SA	5,457	86,391
Mytilineos SA	11,055	182,551
National Bank of Greece SA (a)	54,691	159,410
OPAP SA	23,149	313,697
Piraeus Financial Holdings SA (a)	26,546	13,628
Public Power Corp. SA (a)	11,042	118,097
Sarantis SA	3,274	33,323
Terna Energy SA	8,992	133,161
		2,703,994
HONG KONG — 1.7%
AIA Group, Ltd.	1,444,800	17,524,666
Alibaba Pictures Group, Ltd. (a)	1,680,000	218,253
Apollo Future Mobility Group, Ltd. (a)(b)	1,040,000	66,886
ASM Pacific Technology, Ltd.	35,200	448,464
Bank of East Asia, Ltd.	150,940	321,510
Cafe de Coral Holdings, Ltd.	40,000	86,643
Champion REIT	237,000	139,009
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A (b)	76,000	60,316
China High Speed Transmission Equipment Group Co., Ltd.	107,000	108,040
China Huishan Dairy Holdings Co., Ltd. (a)(f)	66,000	—
Security Description	Shares	Value
China Water Affairs Group, Ltd.	126,000	$ 103,076
China Youzan, Ltd. (a)	1,724,000	563,250
Chinese Estates Holdings, Ltd.	55,000	28,581
Chow Sang Sang Holdings International, Ltd.	60,000	92,765
Citychamp Watch & Jewellery Group, Ltd. (a)	286,000	61,802
CK Asset Holdings, Ltd.	309,024	1,876,137
CK Infrastructure Holdings, Ltd.	73,500	436,777
CK Life Sciences Int'l Holdings, Inc.	310,000	32,697
CLP Holdings, Ltd.	196,000	1,903,414
CMBC Capital Holdings, Ltd.	1,920,000	26,178
C-Mer Eye Care Holdings, Ltd. (b)	40,000	28,246
Comba Telecom Systems Holdings, Ltd. (b)	134,000	34,472
Concord New Energy Group, Ltd.	620,000	44,659
Crystal International Group, Ltd. (c)	65,500	33,616
Dah Sing Banking Group, Ltd.	38,000	43,013
Dah Sing Financial Holdings, Ltd.	13,200	43,465
Digital China Holdings, Ltd. (b)	68,000	47,582
Far East Consortium International, Ltd.	109,605	41,448
First Pacific Co., Ltd.	386,000	127,104
Fortune Real Estate Investment Trust	216,000	206,986
GCL-Poly Energy Holdings, Ltd. (a)	2,155,000	548,836
Glory Sun Financial Group, Ltd. (a)(b)	4,116,000	135,004
Guotai Junan International Holdings, Ltd.	261,000	48,007
Haitong International Securities Group, Ltd. (b)	379,000	120,899
Hang Lung Group, Ltd.	95,000	240,480
Hang Lung Properties, Ltd.	229,000	595,000
Hang Seng Bank, Ltd.	91,400	1,769,347
Henderson Land Development Co., Ltd.	166,466	747,276
Hi Sun Technology China, Ltd. (a)	207,000	38,873
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	305,164	303,027
HKBN, Ltd.	83,000	120,852
HKT Trust & HKT, Ltd. Stapled Security	436,000	621,379
Hong Kong & China Gas Co., Ltd.	1,273,430	2,014,701

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hong Kong Exchanges & Clearing, Ltd.	143,861	$ 8,463,881
Hong Kong Television Network, Ltd. (a)	127,000	192,760
Hongkong & Shanghai Hotels Ltd	37,473	37,259
Hongkong Land Holdings, Ltd.	134,300	659,413
Huabao International Holdings, Ltd. (b)	73,000	74,085
Hutchison China MediTech, Ltd. ADR (a)	8,500	240,125
Hutchison Port Holdings Trust Stapled Security	599,400	134,865
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	65,867
Hysan Development Co., Ltd.	67,000	261,986
Jardine Matheson Holdings, Ltd.	26,000	1,700,140
Jardine Strategic Holdings, Ltd.	25,500	842,010
Johnson Electric Holdings, Ltd.	52,500	141,135
K Wah International Holdings, Ltd.	113,000	58,575
Kerry Properties, Ltd.	75,500	243,268
Kingboard Laminates Holdings, Ltd.	114,000	246,639
Lifestyle International Holdings, Ltd. (a)	41,000	35,703
Link REIT	242,376	2,207,259
Luk Fook Holdings International, Ltd.	35,000	96,341
Man Wah Holdings, Ltd.	175,200	363,270
Melco International Development, Ltd.	78,000	158,921
Melco Resorts & Entertainment, Ltd. ADR (a)	26,330	524,230
MTR Corp., Ltd.	177,881	1,007,873
NetDragon Websoft Holdings, Ltd. (b)	19,000	48,389
New World Development Co., Ltd.	175,581	907,891
Nine Dragons Paper Holdings, Ltd.	191,000	279,580
Nissin Foods Co., Ltd. (b)	76,000	57,872
NWS Holdings, Ltd.	179,968	190,050
Pacific Basin Shipping, Ltd.	551,000	148,834
Pacific Textiles Holdings, Ltd.	85,000	54,448
PAX Global Technology, Ltd.	81,000	86,997
PCCW, Ltd.	461,471	259,985
Pou Sheng International Holdings, Ltd. (a)	219,000	49,014
Power Assets Holdings, Ltd.	159,000	938,729
Prosperity REIT	191,000	63,876
Security Description	Shares	Value
Realord Group Holdings, Ltd. (a)	46,000	$ 57,866
Sa Sa International Holdings, Ltd. (a)(b)	124,000	28,390
Shanghai Industrial Holdings, Ltd.	53,000	79,080
Shangri-La Asia, Ltd. (a)	116,000	115,934
Shun Tak Holdings, Ltd. (b)	122,000	37,348
Sino Biopharmaceutical, Ltd.	1,242,000	1,242,887
Sino Land Co., Ltd. (b)	365,184	508,241
Skyworth Group, Ltd. (a)	160,000	54,538
SmarTone Telecommunications Holdings, Ltd.	38,500	22,433
SSY Group, Ltd.	204,000	118,866
Stella International Holdings, Ltd.	45,500	57,530
Sun Hung Kai & Co., Ltd.	57,000	29,034
Sun Hung Kai Properties, Ltd.	153,500	2,325,862
SUNeVision Holdings, Ltd.	63,000	64,909
Sunlight Real Estate Investment Trust	122,000	65,751
Swire Pacific, Ltd. Class A	57,500	431,188
Swire Properties, Ltd.	134,200	415,143
Techtronic Industries Co., Ltd.	161,500	2,762,832
Television Broadcasts, Ltd.	29,700	30,905
Texhong Textile Group, Ltd.	30,500	44,174
United Laboratories International Holdings, Ltd.	60,000	44,299
Value Partners Group, Ltd.	187,000	127,001
Vinda International Holdings, Ltd. (b)	38,000	128,305
Vitasoy International Holdings, Ltd.	82,000	315,366
VTech Holdings, Ltd.	18,900	170,173
WH Group, Ltd. (c)	1,099,000	890,571
Wharf Real Estate Investment Co., Ltd. (b)	205,000	1,148,345
Xinyi Glass Holdings, Ltd.	218,000	712,230
Yue Yuen Industrial Holdings, Ltd.	84,000	209,610
Yuexiu Real Estate Investment Trust	123,000	62,968
Zhuguang Holdings Group Co., Ltd. (a)	174,000	46,329
		65,242,114
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	59,891	79,086
MOL Hungarian Oil & Gas PLC (a)	40,674	295,077
OTP Bank Nyrt (a)	28,314	1,212,611
Richter Gedeon Nyrt	13,084	386,515
		1,973,289

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
INDIA — 3.0%
3M India, Ltd. (a)	304	$ 126,553
Aarti Industries, Ltd.	9,462	170,497
Aavas Financiers, Ltd. (a)	3,165	104,795
ACC, Ltd.	8,159	212,390
Adani Green Energy, Ltd. (a)	46,821	707,530
Adani Ports & Special Economic Zone, Ltd. (a)	58,638	563,332
Adani Power, Ltd. (a)	82,554	96,031
Adani Total Gas, Ltd. (a)	29,500	387,846
Aditya Birla Capital, Ltd. (a)	106,473	173,732
Aditya Birla Fashion and Retail, Ltd. (a)	76,383	210,249
Aegis Logistics, Ltd.	15,946	65,135
Affle India, Ltd. (a)	1,066	79,575
AIA Engineering, Ltd. (a)	3,825	107,388
Ajanta Pharma, Ltd.	5,671	138,987
Alembic Pharmaceuticals, Ltd. (a)	4,179	55,154
Amara Raja Batteries, Ltd.	8,200	95,757
Amber Enterprises India, Ltd. (a)	3,821	173,290
Ambuja Cements, Ltd.	97,798	413,122
APL Apollo Tubes, Ltd. (a)	10,744	205,854
Apollo Hospitals Enterprise, Ltd.	12,311	488,752
Apollo Tyres, Ltd. (a)	31,067	95,053
Ashok Leyland, Ltd. (a)	189,516	294,200
Asian Paints, Ltd.	45,024	1,562,550
Astral Poly Technik, Ltd.	7,155	158,227
Astral, Ltd.	2,385	52,742
AstraZeneca Pharma India, Ltd.	1,288	53,013
Atul, Ltd. (a)	1,482	143,572
AU Small Finance Bank, Ltd. (a)(c)	13,987	234,893
Aurobindo Pharma, Ltd.	36,454	439,410
Avenue Supermarts, Ltd. (a)(c)	19,888	777,703
Axis Bank, Ltd. (a)	270,543	2,580,776
Bajaj Auto, Ltd. (a)	7,793	391,239
Bajaj Electricals, Ltd. (a)	14,427	192,705
Bajaj Finance, Ltd. (a)	32,470	2,287,061
Bajaj Finserv, Ltd. (a)	4,919	650,491
Balkrishna Industries, Ltd.	10,417	240,572
Balrampur Chini Mills, Ltd.	31,845	93,426
Bandhan Bank, Ltd. (a)(c)	76,766	355,829
BASF India, Ltd.	5,048	142,902
Bata India, Ltd.	10,694	205,678
Bayer CropScience, Ltd.	1,002	73,209
Berger Paints India, Ltd.	33,671	352,305
Bharat Forge, Ltd. (a)	37,864	308,629
Bharat Heavy Electricals, Ltd. (a)	104,240	69,504
Bharat Petroleum Corp., Ltd.	77,927	456,123
Bharti Airtel, Ltd.	312,778	2,212,991
Biocon, Ltd. (a)	45,189	252,726
Security Description	Shares	Value
Birlasoft, Ltd.	16,592	$ 57,426
Blue Dart Express, Ltd. (a)	2,241	170,859
Blue Star, Ltd. (a)	6,804	86,937
Britannia Industries, Ltd.	12,979	643,511
Can Fin Homes, Ltd.	1,361	11,425
Carborundum Universal, Ltd.	16,876	117,602
Castrol India, Ltd.	94,135	161,326
Ceat, Ltd. (a)	2,422	51,563
CESC, Ltd.	14,732	119,597
Chambal Fertilizers and Chemicals, Ltd.	19,934	62,449
Cholamandalam Financial Holdings, Ltd. (a)	22,915	187,799
Cholamandalam Investment and Finance Co., Ltd.	42,942	328,201
Cipla, Ltd. (a)	55,816	622,258
City Union Bank, Ltd. (a)	78,446	167,324
Coal India, Ltd.	124,991	222,839
Coforge, Ltd.	4,514	180,708
Colgate-Palmolive India, Ltd.	13,194	281,398
Container Corp. Of India, Ltd.	42,000	343,519
Coromandel International, Ltd.	12,289	130,187
CreditAccess Grameen, Ltd. (a)	5,585	51,237
Crompton Greaves Consumer Electricals, Ltd.	56,342	302,463
Cummins India, Ltd.	13,447	169,141
Cyient, Ltd. (a)	18,747	166,012
Dabur India, Ltd.	71,437	528,104
Dalmia Bharat, Ltd. (a)	8,304	180,473
DCB Bank, Ltd. (a)	34,567	48,508
Deepak Nitrite, Ltd. (a)	7,407	167,816
Dhani Services, Ltd. (a)	21,764	50,039
Divi's Laboratories, Ltd. (a)	15,894	787,551
Dixon Technologies India, Ltd. (a)	3,120	156,702
DLF, Ltd.	88,211	346,323
Dr Lal PathLabs, Ltd. (c)	2,694	99,746
Dr Reddy's Laboratories, Ltd.	13,937	860,843
Edelweiss Financial Services, Ltd. (a)	58,647	50,775
Eicher Motors, Ltd. (a)	16,360	582,662
EID Parry India, Ltd. (a)	2,695	11,734
Emami, Ltd.	26,541	176,423
Endurance Technologies, Ltd. (a)(c)	7,581	150,985
Escorts, Ltd.	5,547	97,703
Exide Industries, Ltd.	45,727	114,828
FDC, Ltd. (a)	15,213	59,488
Federal Bank, Ltd. (a)	146,800	152,194
Finolex Industries, Ltd. (a)	9,992	86,918
Fortis Healthcare, Ltd. (a)	45,663	124,379
GAIL India, Ltd.	202,523	375,331
GAIL India, Ltd. GDR	1,422	16,069
Galaxy Surfactants, Ltd.	4,286	149,293
Gillette India, Ltd.	1,677	135,329

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Glenmark Pharmaceuticals, Ltd.	13,064	$ 83,033
GMR Infrastructure, Ltd. (a)	229,459	76,263
Godrej Consumer Products, Ltd.	54,164	540,538
Godrej Industries, Ltd. (a)	10,074	75,196
Godrej Properties, Ltd. (a)	11,879	228,559
Granules India, Ltd.	7,280	30,215
Graphite India, Ltd. (a)	7,019	49,153
Grasim Industries, Ltd.	34,179	678,099
Great Eastern Shipping Co., Ltd.	12,319	52,687
Gujarat Gas, Ltd.	15,258	114,664
Gujarat State Petronet, Ltd.	30,640	114,554
Gulf Oil Lubricants India, Ltd.	3,534	34,908
Havells India, Ltd.	33,992	488,351
HCL Technologies, Ltd.	126,891	1,705,417
HDFC Asset Management Co., Ltd. (c)	8,332	332,647
HDFC Life Insurance Co., Ltd. (a)(c)	96,545	919,316
HeidelbergCement India, Ltd.	37,912	121,130
Hero MotoCorp, Ltd.	14,353	571,970
Hindalco Industries, Ltd.	187,855	839,793
Hindustan Petroleum Corp., Ltd.	79,161	253,895
Hindustan Unilever, Ltd.	98,237	3,267,009
Housing Development Finance Corp., Ltd.	204,094	6,973,342
ICICI Bank, Ltd. ADR (a)	61,022	978,183
ICICI Bank, Ltd. (a)	487,891	3,884,377
ICICI Lombard General Insurance Co., Ltd. (c)	27,038	530,008
ICICI Prudential Life Insurance Co., Ltd. (a)(c)	36,972	225,330
IDFC First Bank, Ltd. (a)	271,694	206,984
IDFC, Ltd. (a)	302,285	195,766
IIFL Finance, Ltd.	39,096	150,713
IIFL Wealth Management, Ltd.	4,034	68,383
Indiabulls Housing Finance, Ltd.	26,026	69,947
IndiaMart InterMesh, Ltd. (a)(c)	1,265	133,880
Indian Energy Exchange, Ltd. (c)	17,576	80,003
Indian Hotels Co., Ltd.	82,374	124,890
Indian Oil Corp., Ltd.	225,459	283,235
Indraprastha Gas, Ltd.	34,214	239,757
Indus Towers, Ltd.	80,676	270,341
Info Edge India, Ltd. (a)	8,468	495,771
Infosys, Ltd. ADR	70,069	1,311,692
Infosys, Ltd.	337,002	6,305,730
Inox Leisure, Ltd. (a)	20,361	79,396
InterGlobe Aviation, Ltd. (a)(c)	13,783	307,646
Ipca Laboratories, Ltd.	7,490	195,026
Security Description	Shares	Value
ITC, Ltd.	356,537	$ 1,065,509
JB Chemicals & Pharmaceuticals, Ltd.	4,324	74,248
Jindal Steel & Power, Ltd. (a)	42,048	197,606
JK Cement, Ltd. (a)	4,955	196,350
JM Financial, Ltd.	51,311	59,337
JSW Steel, Ltd.	110,971	711,007
Jubilant Foodworks, Ltd. (a)	8,600	342,400
Jubilant Ingrevia, Ltd. (a)	6,773	24,058
Jubilant Pharmova, Ltd. (a)	6,773	63,095
Just Dial, Ltd. (a)	4,074	48,085
Kajaria Ceramics, Ltd.	12,979	164,541
Karur Vysya Bank, Ltd. (a)	19,609	14,912
Kaveri Seed Co., Ltd.	10,556	74,073
KEC International, Ltd. (a)	26,603	149,491
KEI Industries, Ltd.	9,323	66,651
Kotak Mahindra Bank, Ltd. (a)	66,379	1,591,525
L&T Finance Holdings, Ltd. (a)	80,402	105,405
L&T Technology Services, Ltd. (c)	6,585	239,024
Lakshmi Machine Works, Ltd.	1,452	134,872
Larsen & Toubro Infotech, Ltd. (c)	6,272	347,795
Larsen & Toubro, Ltd. GDR	2,055	39,538
Larsen & Toubro, Ltd.	79,084	1,534,763
Laurus Labs, Ltd. (c)	38,510	190,670
LIC Housing Finance, Ltd.	36,258	212,350
Linde India, Ltd.	2,553	62,835
Lupin, Ltd.	24,227	338,137
Mahanagar Gas, Ltd.	7,097	113,468
Mahindra & Mahindra Financial Services, Ltd. (a)	73,974	201,291
Mahindra & Mahindra, Ltd. GDR	3,302	36,157
Mahindra & Mahindra, Ltd.	89,984	978,746
Manappuram Finance, Ltd.	37,333	76,184
Marico, Ltd.	62,219	350,012
Maruti Suzuki India, Ltd.	15,912	1,492,792
Max Financial Services, Ltd. (a)	29,653	348,570
Metropolis Healthcare, Ltd. (c)	2,766	84,788
Minda Industries, Ltd.	8,141	60,361
Mindspace Business Parks REIT (c)	37,000	149,222
Mindtree, Ltd.	9,323	265,726
Motherson Sumi Systems, Ltd. (a)	136,106	375,012
Mphasis, Ltd.	12,445	302,386
MRF, Ltd.	206	231,768
Multi Commodity Exchange of India, Ltd.	5,986	123,869
Muthoot Finance, Ltd. (a)	13,072	215,603
Natco Pharma, Ltd.	7,601	85,825
National Aluminium Co., Ltd.	208,978	154,489

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Navin Fluorine International, Ltd.	3,460	$ 130,376
NBCC India, Ltd.	75,439	48,288
NESCO, Ltd. (a)	5,149	37,057
Nestle India, Ltd.	4,031	946,374
Nippon Life India Asset Management, Ltd. (c)	14,668	67,869
NTPC, Ltd.	514,013	749,080
Oberoi Realty, Ltd. (a)	13,822	108,731
Oil & Natural Gas Corp., Ltd.	331,234	462,780
Orient Electric, Ltd.	13,712	58,410
Page Industries, Ltd.	644	267,042
Persistent Systems, Ltd.	8,644	227,238
Petronet LNG, Ltd.	80,619	247,711
Phoenix Mills, Ltd. (a)	8,044	85,887
PI Industries, Ltd.	8,978	277,289
Pidilite Industries, Ltd. (a)	16,401	405,888
Piramal Enterprises, Ltd.	12,124	290,714
Polycab India, Ltd. (a)	3,570	67,361
Power Grid Corp. of India, Ltd.	250,582	739,095
Prestige Estates Projects, Ltd. (a)	13,088	54,705
Procter & Gamble Health, Ltd.	760	64,470
PVR, Ltd. (a)	4,230	70,939
Quess Corp., Ltd. (a)(c)	7,670	73,308
Radico Khaitan, Ltd.	7,995	61,242
Rajesh Exports, Ltd.	10,314	67,543
Rallis India, Ltd.	37,687	130,308
Ramco Cements Ltd	13,546	185,745
Ratnamani Metals & Tubes, Ltd. (a)	1,958	50,931
RBL Bank, Ltd. (a)(c)	36,130	102,563
REC, Ltd.	149,512	268,192
Redington India, Ltd. (a)	45,228	118,059
Relaxo Footwears, Ltd. (a)	11,196	134,204
Reliance Industries, Ltd. GDR (c)	13,202	730,071
Reliance Industries, Ltd.	313,832	8,598,066
Rhi Magnesita NV	3,069	178,603
Sanofi India, Ltd.	1,103	118,947
SBI Life Insurance Co., Ltd. (a)(c)	47,900	577,083
Schaeffler India, Ltd.	936	69,669
Shree Cement, Ltd. (a)	1,165	469,504
Shriram Transport Finance Co., Ltd.	27,135	527,864
Siemens, Ltd.	8,529	215,110
Sobha, Ltd.	12,486	74,620
Spandana Sphoorty Financial, Ltd. (a)	5,000	41,456
SpiceJet, Ltd. (a)	6,570	6,227
SRF, Ltd.	3,081	228,010
State Bank of India (a)	195,856	975,881
State Bank of India GDR (a)	1,020	50,592
Sterlite Technologies, Ltd.	18,980	50,413
Security Description	Shares	Value
Strides Pharma Science, Ltd.	5,713	$ 66,004
Sun Pharma Advanced Research Co., Ltd. (a)	8,505	16,536
Sun Pharmaceutical Industries, Ltd.	102,687	839,600
Sundaram Finance, Ltd.	6,637	233,336
Sundram Fasteners, Ltd.	23,040	252,242
Sunteck Realty, Ltd.	14,806	56,783
Supreme Industries, Ltd.	6,899	192,749
Suven Pharmaceuticals, Ltd.	10,286	69,892
Symphony, Ltd.	3,877	67,076
Syngene International, Ltd. (a)(c)	13,475	100,159
Tanla Platforms, Ltd.	7,067	78,641
Tata Chemicals, Ltd.	17,851	183,555
Tata Communications, Ltd.	6,812	99,021
Tata Consultancy Services, Ltd.	112,065	4,870,845
Tata Consumer Products, Ltd.	71,728	626,791
Tata Elxsi, Ltd.	3,720	137,014
Tata Motors, Ltd. ADR (a)	7,545	156,861
Tata Motors, Ltd. (a)	158,404	653,862
Tata Power Co., Ltd.	172,181	243,151
Tata Steel, Ltd.	79,635	884,261
Tata Steel, Ltd. GDR	1,300	14,950
TeamLease Services, Ltd. (a)	1,645	84,859
Tech Mahindra, Ltd.	72,509	983,249
Thermax, Ltd. (a)	9,721	178,635
Timken India, Ltd.	6,375	113,046
Titan Co., Ltd.	42,422	904,010
Torrent Pharmaceuticals, Ltd.	6,079	211,607
Torrent Power, Ltd.	20,143	116,758
Trent, Ltd.	19,692	202,283
TTK Prestige, Ltd.	498	49,381
Tube Investments of India, Ltd.	9,555	155,955
TV18 Broadcast, Ltd. (a)	322,994	127,009
Ujjivan Financial Services, Ltd.	1,086	3,124
UltraTech Cement, Ltd.	13,879	1,279,048
United Spirits, Ltd. (a)	34,804	264,837
UPL, Ltd.	59,469	522,066
Vaibhav Global, Ltd.	1,167	61,322
Varun Beverages, Ltd.	16,497	226,300
Vedanta, Ltd.	216,705	678,002
Vedanta, Ltd. ADR (b)	1,433	18,013
V-Guard Industries, Ltd. (a)	20,544	70,907
Vinati Organics, Ltd.	4,690	89,802
V-Mart Retail, Ltd. (a)	2,562	97,607
Vodafone Idea, Ltd. (a)	693,861	87,784
Voltas, Ltd.	23,360	320,125
Wipro, Ltd. ADR	7,834	49,668
Wipro, Ltd.	131,347	744,010
Wockhardt, Ltd. (a)	5,297	29,997
Yes Bank, Ltd. (a)	1,088,539	232,257

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zee Entertainment Enterprises, Ltd.	115,040	$ 319,723
		114,358,066
INDONESIA — 0.3%
Ace Hardware Indonesia Tbk PT	1,445,300	151,744
Adaro Energy Tbk PT	1,258,000	101,766
AKR Corporindo Tbk PT	605,200	134,165
Aneka Tambang Tbk	2,322,500	359,768
Astra Agro Lestari Tbk PT	154,200	106,427
Astra International Tbk PT	2,124,900	771,693
Bank BTPN Syariah Tbk PT	170,800	40,921
Bank Central Asia Tbk PT	1,084,800	2,320,837
Bank Mandiri Persero Tbk PT	1,876,600	794,567
Bank Negara Indonesia Persero Tbk PT (a)	1,007,600	397,143
Bank Rakyat Indonesia Persero Tbk PT (a)	6,036,300	1,828,552
Bank Tabungan Negara Persero Tbk PT (a)	370,200	43,838
Barito Pacific Tbk PT (a)	2,421,300	160,031
Bukit Asam Tbk PT	469,600	84,706
Bumi Serpong Damai Tbk PT (a)	1,332,000	102,708
Charoen Pokphand Indonesia Tbk PT	936,200	451,181
Ciputra Development Tbk PT	929,100	70,042
Gudang Garam Tbk PT (a)	43,700	108,836
Indah Kiat Pulp & Paper Tbk PT	403,700	290,442
Indocement Tunggal Prakarsa Tbk PT	146,800	123,554
Indofood CBP Sukses Makmur Tbk PT	220,400	139,599
Indofood Sukses Makmur Tbk PT	409,500	186,072
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,066,100	111,662
Japfa Comfeed Indonesia Tbk PT	1,478,400	195,424
Jasa Marga Persero Tbk PT	150,175	41,770
Kalbe Farma Tbk PT	1,941,600	209,867
Lippo Karawaci Tbk PT (a)	12,717,700	168,986
Media Nusantara Citra Tbk PT (a)	419,700	27,595
Mitra Adiperkasa Tbk PT (a)	2,793,900	142,340
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	95,601
Pacific Strategic Financial Tbk PT (a)	1,897,100	97,304
Pakuwon Jati Tbk PT (a)	1,357,000	50,450
Perusahaan Gas Negara Tbk PT	2,224,000	201,347
Semen Indonesia Persero Tbk PT	425,300	305,250
Summarecon Agung Tbk PT (a)	864,100	55,921
Security Description	Shares	Value
Surya Citra Media Tbk PT (a)	511,200	$ 59,831
Telkom Indonesia Persero Tbk PT	5,471,700	1,288,345
Tower Bersama Infrastructure Tbk PT	785,500	111,944
Unilever Indonesia Tbk PT	744,500	337,011
United Tractors Tbk PT	219,300	334,046
Wijaya Karya Persero Tbk PT	1,310,600	138,504
XL Axiata Tbk PT	213,000	30,648
		12,772,438
IRELAND — 0.5%
AerCap Holdings NV (a)	16,123	947,065
AIB Group PLC (a)	95,701	252,174
Bank of Ireland Group PLC (a)	134,075	666,556
C&C Group PLC (a)	32,126	124,551
Cairn Homes PLC (a)	98,009	123,484
COSMO Pharmaceuticals NV (a)	890	78,489
CRH PLC	92,260	4,334,072
Dalata Hotel Group PLC (a)	26,175	129,976
Flutter Entertainment PLC (a)(d)	9,893	2,131,273
Flutter Entertainment PLC (a)(d)	9,276	1,984,346
Glanbia PLC	24,251	362,263
Glenveagh Properties PLC (a)(c)	87,042	92,786
Greencore Group PLC (a)	60,591	131,415
Hibernia REIT PLC	81,189	105,345
Irish Residential Properties REIT PLC	52,453	100,609
Kerry Group PLC Class A	18,689	2,343,684
Keywords Studios PLC (a)	8,075	286,771
Kingspan Group PLC	18,141	1,541,516
Origin Enterprises PLC	14,761	67,660
Smurfit Kappa Group PLC	28,803	1,359,502
UDG Healthcare PLC	26,809	290,544
Uniphar PLC (a)	25,669	77,232
		17,531,313
ISRAEL — 0.5%
Africa Israel Properties, Ltd. (a)	2,220	77,669
Airport City, Ltd. (a)	6,576	92,526
Alony Hetz Properties & Investments, Ltd.	22,632	291,290
Altshuler Shaham Provident Funds & Pension, Ltd.	6,613	42,240
Amot Investments, Ltd.	20,335	108,910
Ashtrom Group, Ltd.	6,844	128,888
AudioCodes, Ltd.	2,032	54,951
Azrieli Group, Ltd.	4,581	283,127
Bank Hapoalim BM (a)	130,236	1,014,643
Bank Leumi Le-Israel BM (a)	165,581	1,092,387
Bayside Land Corp., Ltd.	15,988	127,724

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	278,833	$ 298,591
Big Shopping Centers, Ltd. (a)	1,641	177,205
Blue Square Real Estate, Ltd.	992	68,866
Caesarstone, Ltd.	2,900	39,817
Camtek, Ltd. (a)	2,703	78,017
Check Point Software Technologies, Ltd. (a)	13,410	1,501,518
Clal Insurance Enterprises Holdings, Ltd. (a)	14,033	232,460
Cognyte Software, Ltd. (a)	7,400	205,794
Compugen, Ltd. (a)(b)	9,600	82,464
Danel Adir Yeoshua, Ltd.	546	89,742
Delek Automotive Systems, Ltd.	5,899	72,174
Elbit Systems, Ltd.	2,863	405,836
Elco, Ltd.	2,531	124,171
Electra Consumer Products 1970, Ltd.	1,135	49,148
Electra, Ltd.	174	90,791
Energix-Renewable Energies, Ltd.	29,187	110,719
Enlight Renewable Energy, Ltd. (a)	123,244	231,357
Equital, Ltd. (a)	2,112	51,389
Fattal Holdings 1998, Ltd. (a)	657	71,203
FIBI Holdings, Ltd. (a)	1,612	50,709
First International Bank Of Israel, Ltd.	6,350	177,340
Fiverr International, Ltd. (a)	1,300	282,334
Formula Systems 1985, Ltd.	1,091	96,481
Fox Wizel, Ltd.	805	91,950
Gazit-Globe, Ltd.	12,106	83,715
Gilat Satellite Networks, Ltd.	8,589	89,710
Harel Insurance Investments & Financial Services, Ltd.	14,865	150,357
Hilan, Ltd.	1,722	81,693
ICL Group, Ltd.	93,586	549,218
Isracard, Ltd. (a)	49,413	170,109
Israel Corp., Ltd. (a)	350	82,181
Israel Discount Bank, Ltd. Class A (a)	125,650	523,369
Ituran Location and Control, Ltd.	2,300	48,829
Kornit Digital, Ltd. (a)	5,100	505,512
Magic Software Enterprises, Ltd.	2,818	43,858
Matrix IT, Ltd.	4,080	97,904
Maytronics, Ltd.	9,751	177,464
Mega Or Holdings, Ltd.	2,173	64,212
Mehadrin, Ltd. (a)	0	10
Melisron, Ltd. (a)	2,227	124,416
Menora Mivtachim Holdings, Ltd.	2,913	60,537
Security Description	Shares	Value
Migdal Insurance & Financial Holding, Ltd. (a)	42,449	$ 49,390
Mivne Real Estate KD, Ltd.	61,556	151,587
Mizrahi Tefahot Bank, Ltd. (a)	18,647	487,270
Nano-X Imaging, Ltd. (a)	1,200	49,740
Naphtha Israel Petroleum Corp., Ltd. (a)	12,597	58,174
Nice, Ltd. (a)	7,219	1,562,995
Nova Measuring Instruments, Ltd. (a)	3,233	284,064
Oil Refineries, Ltd. (a)	162,289	37,765
One Software Technologies, Ltd.	391	51,028
OPC Energy, Ltd. (a)	13,656	139,439
Partner Communications Co., Ltd. (a)	17,416	84,451
Paz Oil Co., Ltd.	926	85,194
Phoenix Holdings, Ltd. (a)	13,973	122,814
Plus500, Ltd.	10,246	197,910
Property & Building Corp., Ltd.	682	63,032
Radware, Ltd. (a)	5,000	130,400
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	96,353
Reit 1, Ltd.	26,757	123,968
Sapiens International Corp. NV	3,605	113,511
Shapir Engineering and Industry, Ltd.	13,487	97,673
Shikun & Binui, Ltd. (a)	26,981	156,722
Shufersal, Ltd.	16,242	133,844
Strauss Group, Ltd.	4,796	129,439
Summit Real Estate Holdings, Ltd. (a)	5,965	87,918
Teva Pharmaceutical Industries, Ltd. ADR (a)	110,153	1,271,166
Teva Pharmaceutical Industries, Ltd. (a)	19,463	221,729
Tower Semiconductor, Ltd. (a)	11,726	327,268
UroGen Pharma, Ltd. (a)(b)	2,000	38,960
Wix.com, Ltd. (a)	6,700	1,870,774
		19,072,103
ITALY — 1.3%
A2A SpA	163,163	297,620
ACEA SpA	4,921	107,807
AMCO - Asset Management Co. SpA (a)(b)(f)	403	—
Amplifon SpA (a)	14,633	545,869
Anima Holding SpA (c)	29,819	153,923
Arnoldo Mondadori Editore SpA (a)	41,346	75,709
Ascopiave SpA	16,517	75,806
Assicurazioni Generali SpA (a)	129,657	2,599,702
ASTM SpA (a)	10,474	317,600

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Atlantia SpA (a)	58,298	$ 1,092,856
Autogrill SpA (a)(b)	11,566	95,834
Azimut Holding SpA	12,321	281,436
Banca Generali SpA (a)	6,505	229,513
Banca Mediolanum SpA (a)	17,424	164,851
Banca Monte dei Paschi di Siena SpA (a)(b)	25,614	34,439
Banca Popolare di Sondrio SCPA (a)	56,342	189,121
Banco BPM SpA (a)	169,167	484,131
BFF Bank SpA (a)(b)(c)	13,422	98,908
BPER Banca (a)	145,833	321,627
Brembo SpA (a)	17,541	218,941
Brunello Cucinelli SpA (a)(b)	3,092	133,223
Buzzi Unicem SpA	11,398	296,991
Carel Industries SpA (c)	5,036	102,751
Cementir Holding NV	5,474	56,294
Cerved Group SpA (a)	21,273	235,770
CIR SpA-Compagnie Industriali (a)	81,273	45,324
Credito Emiliano SpA (a)	7,794	45,618
Credito Valtellinese SpA (a)	10,643	152,506
Danieli & C Officine Meccaniche SpA	3,347	51,374
Davide Campari-Milano NV	66,603	747,716
De' Longhi SpA	7,007	283,625
DiaSorin SpA	2,887	464,175
doValue SpA (a)(c)	6,479	79,194
El.En. SpA (a)	2,722	111,971
Enav SpA (c)	23,366	113,913
Enel SpA	955,862	9,541,241
Eni SpA	296,621	3,658,402
ERG SpA	5,487	163,414
Falck Renewables SpA	16,956	121,663
Ferrari NV	14,814	3,105,232
Fila SpA (a)	4,681	55,566
Fincantieri SpA (a)	59,925	49,195
FinecoBank Banca Fineco SpA (a)	69,900	1,146,451
Gruppo MutuiOnline SpA	3,985	210,526
GVS SpA (a)(c)	12,903	203,513
Hera SpA	93,946	360,835
Illimity Bank SpA (a)	8,543	96,088
Immobiliare Grande Distribuzione SIIQ SpA REIT	13,675	56,976
Infrastrutture Wireless Italiane SpA (c)	43,441	485,034
Interpump Group SpA	8,613	435,080
Intesa Sanpaolo SpA (a)	1,941,012	5,270,875
Iren SpA	74,592	206,546
Italgas SpA	55,672	362,162
Italmobiliare SpA	2,891	97,517
Juventus Football Club SpA (a)	49,118	45,294
La Doria SpA	7,554	159,808
Leonardo SpA	46,409	376,575
Security Description	Shares	Value
Maire Tecnimont SpA (a)	17,380	$ 51,189
MARR SpA (a)	3,554	76,606
Mediaset SpA (a)	40,137	115,763
Mediobanca Banca di Credito Finanziario SpA (a)	71,220	791,513
Moncler SpA (a)	22,656	1,301,290
Nexi SpA (a)(c)	49,673	868,704
Piaggio & C SpA	24,484	93,119
Pirelli & C SpA (a)(c)	44,955	264,284
Poste Italiane SpA (c)	59,911	763,281
Prysmian SpA	27,674	901,274
RAI Way SpA (c)	11,872	67,115
Recordati Industria Chimica e Farmaceutica SpA	11,991	646,447
Reply SpA	2,360	299,283
Saipem SpA (b)	65,470	178,824
Salvatore Ferragamo SpA (a)(b)	6,814	131,019
Saras SpA (a)(b)	44,370	30,142
Sesa SpA (a)	1,926	235,870
Snam SpA	231,242	1,284,969
Societa Cattolica di Assicurazioni SC (a)(b)	13,369	78,641
Tamburi Investment Partners SpA	9,384	83,600
Technogym SpA (a)(c)	13,852	161,337
Telecom Italia SpA (d)	901,836	488,838
Telecom Italia SpA (d)	844,429	486,701
Terna Rete Elettrica Nazionale SpA	161,346	1,220,837
Tinexta SpA (a)	5,449	144,735
UniCredit SpA (a)	249,785	2,645,966
Unipol Gruppo SpA (a)	44,840	250,643
Webuild SpA	26,213	54,962
Zignago Vetro SpA	3,618	68,886
		50,299,969
JAPAN — 15.6%
77 Bank, Ltd.	4,900	69,221
ABC-Mart, Inc.	3,800	214,588
Acom Co., Ltd.	46,900	218,584
Activia Properties, Inc. REIT	75	329,525
Adastria Co., Ltd.	2,800	51,414
ADEKA Corp.	7,500	147,421
Advan Co., Ltd.	7,300	67,186
Advance Residence Investment Corp. REIT	146	458,480
Advantest Corp.	24,100	2,111,204
Aeon Co., Ltd.	82,100	2,451,112
Aeon Delight Co., Ltd.	2,000	58,371
AEON Financial Service Co., Ltd. (b)	10,500	141,109
Aeon Mall Co., Ltd.	11,800	205,566
AEON REIT Investment Corp.	172	231,928
AGC, Inc.	22,300	934,380
Ai Holdings Corp.	4,100	81,369

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
AI inside, Inc. (a)	100	$ 32,172
Aica Kogyo Co., Ltd.	5,900	213,041
Aichi Bank, Ltd.	2,200	60,127
Aichi Corp.	11,000	88,597
Aida Engineering, Ltd.	8,700	78,261
Aiful Corp. (a)	30,500	88,326
Ain Holdings, Inc.	3,000	193,846
Air Water, Inc.	20,000	351,131
Aisin Seiki Co., Ltd. (b)	18,600	706,968
Ajinomoto Co., Inc.	55,500	1,137,876
Akatsuki, Inc.	1,100	44,547
Alfresa Holdings Corp.	21,600	416,948
Alpen Co., Ltd.	6,500	139,647
Alps Alpine Co., Ltd.	23,600	311,819
Altech Corp.	1,300	25,776
Amada Co., Ltd.	35,700	398,677
Amano Corp.	4,900	119,196
Amuse, Inc.	2,700	62,234
ANA Holdings, Inc. (a)	18,700	435,262
Anest Iwata Corp.	7,800	72,918
AnGes, Inc. (a)(b)	16,700	161,408
Anicom Holdings, Inc.	7,200	65,549
Anritsu Corp. (b)	16,200	354,201
Aomori Bank, Ltd. (b)	2,800	63,982
Aozora Bank, Ltd. (b)	15,400	353,155
Arata Corp.	1,900	84,339
Arcland Sakamoto Co., Ltd.	7,200	110,769
Arcland Service Holdings Co., Ltd.	4,100	80,924
Arcs Co., Ltd.	3,700	80,061
Argo Graphics, Inc.	2,900	83,326
Ariake Japan Co., Ltd.	2,000	121,448
ARTERIA Networks Corp.	5,200	77,271
Aruhi Corp. (b)	3,000	49,005
As One Corp.	1,300	163,647
Asahi Co., Ltd.	5,300	76,934
Asahi Group Holdings, Ltd.	55,100	2,326,167
Asahi Holdings, Inc. (b)	6,400	122,671
Asahi Intecc Co., Ltd.	23,600	651,403
Asahi Kasei Corp.	160,100	1,846,583
Asics Corp.	15,700	250,774
ASKA Pharmaceutical Co., Ltd.	7,100	94,067
ASKUL Corp.	2,400	91,873
Astellas Pharma, Inc.	229,500	3,534,923
Atom Corp. (b)	8,300	57,462
Autobacs Seven Co., Ltd.	6,500	88,235
Avex, Inc. (b)	6,600	81,649
Awa Bank, Ltd.	2,900	65,401
Axial Retailing, Inc.	2,100	91,507
Azbil Corp.	14,200	612,335
Bandai Namco Holdings, Inc.	23,500	1,678,602
Bank of Iwate, Ltd.	1,300	28,106
Bank of Kyoto, Ltd. (b)	6,500	400,588
Bank of Nagoya, Ltd.	3,700	105,475
Bank of Okinawa, Ltd.	2,300	63,484
Security Description	Shares	Value
Bank of the Ryukyus, Ltd.	7,800	$ 55,059
BASE, Inc. (a)(b)	8,000	115,330
BayCurrent Consulting, Inc.	1,500	342,760
Belc Co., Ltd.	1,500	83,756
Bell System24 Holdings, Inc.	3,500	59,896
Belluna Co., Ltd.	8,800	103,370
Benefit One, Inc.	7,400	196,820
Benesse Holdings, Inc.	6,600	139,048
BeNEXT Group, Inc. (b)	10,803	172,164
Bengo4.com, Inc. (a)(b)	1,400	110,353
Bic Camera, Inc.	9,400	105,484
BML, Inc.	3,000	103,846
Bridgestone Corp.	64,600	2,616,154
Broadleaf Co., Ltd. (b)	12,400	60,934
BRONCO BILLY Co., Ltd.	3,200	68,547
Brother Industries, Ltd.	24,900	551,856
Bunka Shutter Co., Ltd.	10,500	100,154
Calbee, Inc. (b)	8,900	227,292
Canon Marketing Japan, Inc.	4,800	106,686
Canon, Inc.	120,700	2,733,500
Capcom Co., Ltd.	21,200	689,719
Casio Computer Co., Ltd. (b)	24,400	460,398
Cawachi, Ltd.	5,300	138,184
Central Glass Co., Ltd.	3,300	70,360
Central Japan Railway Co.	17,900	2,680,950
Central Security Patrols Co., Ltd. (b)	1,400	43,140
Change, Inc. (a)	2,400	77,213
Chiba Bank, Ltd.	60,900	399,570
Chiyoda Co., Ltd.	5,100	45,738
Chiyoda Corp. (a)(b)	14,600	63,157
Chofu Seisakusho Co., Ltd.	3,100	60,962
Chubu Electric Power Co., Inc.	77,700	1,002,014
Chubu Shiryo Co., Ltd.	6,500	84,412
Chudenko Corp.	3,000	64,100
Chugai Pharmaceutical Co., Ltd.	83,200	3,379,953
Chugoku Bank, Ltd.	17,200	145,538
Chugoku Electric Power Co., Inc.	35,700	439,062
Chugoku Marine Paints, Ltd.	8,400	75,638
Chukyo Bank, Ltd.	3,500	55,683
CI Takiron Corp.	12,200	74,967
Citizen Watch Co., Ltd.	23,300	79,705
CKD Corp.	5,700	119,004
Coca-Cola Bottlers Japan Holdings, Inc.	14,200	247,890
cocokara fine, Inc. (b)	2,200	169,430
COLOPL, Inc. (b)	4,900	36,983
Colowide Co., Ltd. (b)	5,200	89,412
Comforia Residential REIT, Inc.	69	210,747
Computer Engineering & Consulting, Ltd.	3,800	49,417
COMSYS Holdings Corp.	13,300	410,434
Comture Corp.	1,700	41,077

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Concordia Financial Group, Ltd.	128,100	$ 520,515
CONEXIO Corp.	5,500	69,086
COOKPAD, Inc. (a)	26,600	75,347
Cosel Co., Ltd.	7,800	77,224
Cosmo Energy Holdings Co., Ltd.	6,300	150,345
Cosmos Pharmaceutical Corp.	2,300	359,466
CRE Logistics REIT, Inc.	40	62,009
Create Restaurants Holdings, Inc. (a)(b)	9,100	71,071
Create SD Holdings Co., Ltd.	2,400	78,190
Credit Saison Co., Ltd.	17,000	204,308
Curves Holdings Co., Ltd.	4,300	39,109
CyberAgent, Inc.	46,400	836,880
CYBERDYNE, Inc. (a)(b)	11,000	63,611
Cybozu, Inc.	7,400	149,473
Dai Nippon Printing Co., Ltd.	27,900	585,521
Daibiru Corp.	5,000	64,570
Daicel Corp. (b)	24,500	188,905
Dai-Dan Co., Ltd.	1,100	29,496
Daido Steel Co., Ltd.	4,200	194,226
Daifuku Co., Ltd.	12,200	1,196,814
Daihen Corp.	2,300	101,262
Daiho Corp.	2,700	94,683
Daiichi Jitsugyo Co., Ltd.	2,400	90,787
Dai-ichi Life Holdings, Inc.	130,200	2,241,090
Daiichi Sankyo Co., Ltd.	207,600	6,058,914
Daiichikosho Co., Ltd.	4,700	182,471
Daiken Corp.	4,000	79,783
Daikin Industries, Ltd.	30,400	6,140,525
Daikokutenbussan Co., Ltd.	2,200	144,742
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,400	53,669
Daio Paper Corp.	9,400	161,544
Daiseki Co., Ltd.	4,300	156,045
Daishi Hokuetsu Financial Group, Inc.	3,500	82,670
Daito Pharmaceutical Co., Ltd. (b)	1,300	42,294
Daito Trust Construction Co., Ltd.	7,500	870,814
Daiwa House Industry Co., Ltd.	68,300	2,003,261
Daiwa House REIT Investment Corp.	227	610,332
Daiwa Industries, Ltd.	6,600	65,940
Daiwa Office Investment Corp. REIT	32	225,593
Daiwa Securities Group, Inc.	176,700	914,842
Daiwa Securities Living Investments Corp. REIT	188	184,767
Daiwabo Holdings Co., Ltd.	8,500	129,385
DCM Holdings Co., Ltd.	9,000	94,317
Demae-Can Co., Ltd. (a)	2,700	59,547
Security Description	Shares	Value
DeNA Co., Ltd.	10,300	$ 201,526
Denka Co., Ltd.	9,200	368,000
Denso Corp.	53,600	3,563,794
Dentsu Group, Inc.	24,900	799,955
Denyo Co., Ltd.	4,200	79,515
Descente, Ltd. (a)(b)	2,700	45,986
Dexerials Corp.	9,400	160,948
DIC Corp.	8,100	210,160
Digital Arts, Inc.	1,100	96,462
Digital Garage, Inc.	3,600	146,769
Dip Corp.	2,900	76,082
Disco Corp.	3,500	1,100,679
DKK Co., Ltd.	2,400	58,990
DMG Mori Co., Ltd.	11,600	190,429
Doshisha Co., Ltd.	4,900	82,967
Doutor Nichires Holdings Co., Ltd.	3,100	48,253
Dowa Holdings Co., Ltd.	5,700	237,543
DTS Corp.	3,400	77,723
Duskin Co., Ltd.	3,800	95,774
DyDo Group Holdings, Inc.	1,000	48,145
Earth Corp.	1,200	72,326
East Japan Railway Co.	36,500	2,589,353
Ebara Corp.	10,300	420,855
EDION Corp.	7,600	85,216
eGuarantee, Inc. (b)	5,300	100,100
Ehime Bank, Ltd.	6,900	64,005
Eiken Chemical Co., Ltd.	3,800	74,384
Eisai Co., Ltd.	31,800	2,135,061
Eizo Corp.	1,600	60,452
Elan Corp.	4,000	50,787
Elecom Co., Ltd.	3,600	80,014
Electric Power Development Co., Ltd.	16,200	283,537
EM Systems Co., Ltd. (b)	15,200	116,648
ENEOS HoldingS, Inc.	362,500	1,645,520
Enigmo, Inc.	2,600	32,518
en-japan, Inc.	2,300	71,081
Enplas Corp.	2,200	82,525
eRex Co., Ltd. (b)	3,000	50,118
ES-Con Japan, Ltd.	8,700	61,805
ESPEC Corp.	4,100	68,605
euglena Co., Ltd. (a)	8,100	77,628
Exedy Corp.	3,100	46,935
Ezaki Glico Co., Ltd.	5,100	205,154
FAN Communications, Inc.	14,400	53,690
Fancl Corp.	9,300	314,348
FANUC Corp.	23,500	5,568,756
Fast Retailing Co., Ltd.	7,100	5,662,652
FCC Co., Ltd.	3,600	60,532
Feed One Co., Ltd.	10,340	85,621
Ferrotec Holdings Corp.	3,800	75,966
Financial Products Group Co., Ltd.	7,200	47,044
Foster Electric Co., Ltd.	3,100	36,639
FP Corp.	5,600	228,308

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
France Bed Holdings Co., Ltd.	7,600	$ 66,646
Freee KK (a)(b)	3,000	255,204
Frontier Real Estate Investment Corp. REIT	53	226,149
Fuji Co., Ltd.	4,000	77,792
Fuji Corp.	7,600	194,986
Fuji Electric Co., Ltd. (b)	14,900	621,620
Fuji Kyuko Co., Ltd.	2,700	143,674
Fuji Media Holdings, Inc.	5,100	62,538
Fuji Oil Holdings, Inc.	9,500	253,878
Fuji Seal International, Inc.	3,900	87,318
Fuji Soft, Inc.	2,700	140,009
Fujibo Holdings, Inc.	1,100	39,819
Fujicco Co., Ltd. (b)	4,500	79,412
FUJIFILM Holdings Corp.	45,100	2,681,919
Fujikura, Ltd. (a)	39,500	194,104
Fujimi, Inc.	2,900	113,244
Fujimori Kogyo Co., Ltd.	2,700	109,955
Fujio Food Group, Inc. (b)	4,800	59,294
Fujitec Co., Ltd.	5,700	121,634
Fujitsu General, Ltd.	6,400	178,679
Fujitsu, Ltd.	24,300	3,518,552
Fujiya Co., Ltd.	3,600	73,922
Fukuda Corp. (b)	1,800	86,172
Fukui Computer Holdings, Inc.	3,000	107,647
Fukuoka Financial Group, Inc. (b)	20,200	383,709
Fukuoka REIT Corp.	76	119,537
Fukushima Galilei Co., Ltd.	2,400	94,697
Fukuyama Transporting Co., Ltd.	3,000	123,801
FULLCAST Holdings Co., Ltd.	3,600	65,093
Funai Soken Holdings, Inc.	3,000	58,262
Furukawa Co., Ltd.	5,200	62,871
Furukawa Electric Co., Ltd.	7,800	209,647
Fuso Chemical Co., Ltd.	3,100	114,041
Futaba Corp.	6,000	52,724
Future Corp.	2,500	45,249
Fuyo General Lease Co., Ltd.	2,900	199,982
Gakken Holdings Co., Ltd.	2,400	31,689
Genky DrugStores Co., Ltd.	3,300	114,081
Geo Holdings Corp.	5,700	61,281
giftee, Inc. (a)	2,100	66,326
Giken, Ltd.	2,200	99,348
Global One Real Estate Investment Corp. REIT	91	99,318
Glory, Ltd.	4,000	86,154
GLP J-REIT	483	794,655
GMO GlobalSign Holdings KK	500	30,724
GMO internet, Inc.	6,900	197,946
GMO Payment Gateway, Inc.	4,700	624,398
GNI Group, Ltd. (a)(b)	3,600	70,795
Godo Steel, Ltd.	3,600	70,827
Security Description	Shares	Value
Goldcrest Co., Ltd.	3,600	$ 55,254
Goldwin, Inc.	2,000	128,145
Grace Technology, Inc.	2,600	67,859
Gree, Inc.	15,200	76,894
GS Yuasa Corp. (b)	7,600	206,335
GungHo Online Entertainment, Inc.	3,200	63,305
Gunma Bank, Ltd.	44,800	160,956
Gunze, Ltd.	1,500	56,403
Gurunavi, Inc. (a)(b)	3,800	21,218
H.U. Group Holdings, Inc.	5,900	198,357
H2O Retailing Corp. (b)	7,900	65,488
Hachijuni Bank, Ltd.	42,000	153,176
Hakuhodo DY Holdings, Inc.	26,800	447,475
Hamakyorex Co., Ltd.	2,200	64,606
Hamamatsu Photonics KK	16,100	952,887
Hankyu Hanshin Holdings, Inc.	26,300	843,742
Hankyu Hanshin REIT, Inc.	94	128,452
Hanwa Co., Ltd.	3,500	107,534
Harmonic Drive Systems, Inc. (b)	5,500	372,308
Haseko Corp.	31,300	438,766
Hazama Ando Corp.	19,400	149,055
HEALIOS KK (a)(b)	3,200	48,333
Heiwa Corp. (b)	5,300	86,671
Heiwa Real Estate Co., Ltd.	2,900	90,674
Heiwa Real Estate REIT, Inc.	115	161,728
Heiwado Co., Ltd.	3,000	60,923
Hennge KK (a)	600	40,127
Hibiya Engineering, Ltd.	4,100	72,056
Hiday Hidaka Corp.	3,500	56,919
Hikari Tsushin, Inc.	2,500	503,846
Hino Motors, Ltd.	34,700	298,954
Hioki EE Corp.	2,100	81,624
Hirata Corp. (b)	1,100	68,290
Hirogin Holdings, Inc.	29,200	178,900
Hirose Electric Co., Ltd.	3,700	569,900
HIS Co., Ltd. (a)	3,700	74,167
Hisamitsu Pharmaceutical Co., Inc.	6,200	404,543
Hitachi Capital Corp.	5,300	163,403
Hitachi Construction Machinery Co., Ltd.	11,500	368,937
Hitachi Metals, Ltd. (a)	25,200	415,515
Hitachi Transport System, Ltd.	4,800	161,593
Hitachi Zosen Corp. (b)	16,500	133,643
Hitachi, Ltd.	118,200	5,352,695
Hochiki Corp.	5,300	65,662
Hodogaya Chemical Co., Ltd.	2,200	96,163
Hogy Medical Co., Ltd.	2,100	64,140
Hokkaido Electric Power Co., Inc.	31,100	142,131
Hokkoku Bank, Ltd.	1,900	48,540
Hokuetsu Corp.	13,800	64,691

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hokuhoku Financial Group, Inc.	15,100	$ 140,614
Hokuriku Electric Power Co.	19,300	132,218
Hokuto Corp.	6,300	118,987
Honda Motor Co., Ltd.	199,000	5,977,204
Horiba, Ltd.	4,100	258,986
Hoshino Resorts REIT, Inc.	28	161,665
Hoshizaki Corp.	5,600	500,706
Hosiden Corp.	7,100	74,277
Hosokawa Micron Corp.	2,600	157,882
House Foods Group, Inc.	6,600	217,412
Hoya Corp.	46,000	5,413,846
Hulic Co., Ltd.	36,600	432,244
Hulic Reit, Inc.	121	189,767
Hyakugo Bank, Ltd. (b)	22,900	69,218
Hyakujushi Bank, Ltd.	4,200	64,235
Ibiden Co., Ltd.	12,100	557,366
IBJ Leasing Co., Ltd.	2,800	84,253
Ichibanya Co., Ltd.	1,500	65,430
Ichigo Office REIT Investment Corp.	122	104,666
Ichigo, Inc.	17,400	51,491
Icom, Inc.	3,400	84,985
Idec Corp.	3,800	61,041
Idemitsu Kosan Co., Ltd. (b)	22,777	588,286
IHI Corp.	14,400	292,561
Iida Group Holdings Co., Ltd.	16,000	387,475
Inaba Denki Sangyo Co., Ltd.	5,300	127,967
Inabata & Co., Ltd.	5,700	85,526
Inageya Co., Ltd. (b)	2,600	38,965
Industrial & Infrastructure Fund Investment Corp. REIT	200	343,710
Ines Corp.	6,800	81,785
Infocom Corp.	2,800	71,305
Infomart Corp.	20,800	179,388
Information Services International-Dentsu, Ltd.	2,000	70,860
Inpex Corp.	118,100	807,996
Insource Co., Ltd.	3,200	66,809
Internet Initiative Japan, Inc. (b)	6,000	141,068
Invesco Office J-Reit, Inc.	835	131,711
Invincible Investment Corp. REIT	700	264,480
IR Japan Holdings, Ltd.	1,100	133,095
Iriso Electronics Co., Ltd.	1,500	66,991
Iseki & Co., Ltd. (a)(b)	5,100	76,108
Isetan Mitsukoshi Holdings, Ltd. (b)	36,600	257,690
Isuzu Motors, Ltd.	63,300	681,119
Ito En, Ltd.	6,300	387,122
Itochu Advance Logistics Investment Corp. REIT	64	80,391
ITOCHU Corp. (b)	164,900	5,352,908
Itochu Enex Co., Ltd.	5,600	55,341
Security Description	Shares	Value
Itochu Techno-Solutions Corp.	11,000	$ 354,887
Itoham Yonekyu Holdings, Inc.	15,500	102,258
Itokuro, Inc. (a)	4,800	53,126
Iwatani Corp.	6,000	370,860
Iyo Bank, Ltd.	28,400	170,657
Izumi Co., Ltd.	3,200	125,538
J Front Retailing Co., Ltd.	26,500	252,050
JAC Recruitment Co., Ltd.	3,700	58,430
Jaccs Co., Ltd.	3,300	67,762
JAFCO Group Co., Ltd.	3,600	214,371
Japan Airlines Co., Ltd. (a)	15,200	339,765
Japan Airport Terminal Co., Ltd. (a)	9,500	467,692
Japan Aviation Electronics Industry, Ltd.	5,700	92,335
Japan Best Rescue System Co., Ltd. (b)	2,200	16,843
Japan Elevator Service Holdings Co., Ltd.	5,600	120,615
Japan Excellent, Inc. REIT	140	181,683
Japan Exchange Group, Inc.	65,800	1,545,258
Japan Hotel REIT Investment Corp.	485	273,443
Japan Lifeline Co., Ltd.	4,500	57,054
Japan Logistics Fund, Inc. REIT	95	268,235
Japan Material Co., Ltd.	5,700	67,575
Japan Metropolitan Fund Invest REIT	843	862,835
Japan Petroleum Exploration Co., Ltd.	2,300	42,774
Japan Post Bank Co., Ltd. (b)	46,600	448,709
Japan Post Holdings Co., Ltd. (a)	200,800	1,793,026
Japan Post Insurance Co., Ltd.	25,800	530,943
Japan Prime Realty Investment Corp. REIT	87	325,167
Japan Pulp & Paper Co., Ltd.	2,000	66,063
Japan Real Estate Investment Corp. REIT	151	892,335
Japan Securities Finance Co., Ltd.	9,400	67,884
Japan Steel Works, Ltd.	6,400	152,152
Japan Tobacco, Inc.	149,600	2,876,923
Japan Wool Textile Co., Ltd.	5,100	47,538
JCR Pharmaceuticals Co., Ltd.	6,200	201,149
JCU Corp.	3,500	132,081
Jeol, Ltd.	4,100	162,887
JFE Holdings, Inc.	56,400	695,685
JGC Holdings Corp.	25,300	310,469
JINS Holdings, Inc.	1,200	85,466
JM Holdings Co., Ltd.	4,100	84,412
JMDC, Inc. (a)	1,600	75,584

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
J-Oil Mills, Inc.	3,600	$ 64,995
Joshin Denki Co., Ltd. (b)	3,500	100,090
Joyful Honda Co., Ltd.	6,400	83,113
JSR Corp.	23,400	707,294
JTEKT Corp.	23,200	237,249
JTOWER, Inc. (a)	900	69,801
Juroku Bank, Ltd.	3,000	59,973
Justsystems Corp. (b)	4,000	219,005
Kadokawa Dwango	4,800	186,570
Kagome Co., Ltd.	8,700	276,747
Kajima Corp.	54,200	770,572
Kakaku.com, Inc.	16,200	442,751
Kaken Pharmaceutical Co., Ltd. (b)	3,100	121,615
Kamakura Shinsho, Ltd.	2,000	23,149
Kameda Seika Co., Ltd.	1,600	69,792
Kamigumi Co., Ltd.	10,700	203,058
Kanamoto Co., Ltd.	3,000	78,217
Kandenko Co., Ltd.	8,400	73,814
Kaneka Corp.	5,200	214,118
Kanematsu Corp.	6,200	83,377
Kanematsu Electronics, Ltd.	1,000	33,756
Kansai Electric Power Co., Inc.	81,000	878,172
Kansai Paint Co., Ltd.	20,300	542,864
Kanto Denka Kogyo Co., Ltd.	9,100	73,706
Kao Corp.	59,400	3,931,151
Kappa Create Co., Ltd. (a)(b)	7,600	101,861
Katakura Industries Co., Ltd.	5,600	73,738
Katitas Co., Ltd.	5,500	153,801
Kato Sangyo Co., Ltd.	2,100	67,941
Kawasaki Heavy Industries, Ltd. (a)	15,500	384,624
Kawasaki Kisen Kaisha, Ltd. (a)	6,700	153,706
KDDI Corp.	196,800	6,046,480
Keihan Holdings Co., Ltd.	11,000	457,919
Keihanshin Building Co., Ltd. (b)	6,200	83,546
Keikyu Corp.	24,800	375,030
Keio Corp.	11,800	794,498
Keisei Electric Railway Co., Ltd.	15,800	517,611
Keiyo Bank, Ltd.	11,200	46,422
Keiyo Co., Ltd.	15,400	102,156
Kenedix Office Investment Corp. REIT	52	370,353
Kenedix Residential Next Investment Corp. REIT	104	203,294
Kenedix Retail REIT Corp.	49	119,152
Kewpie Corp.	12,200	278,226
Key Coffee, Inc.	8,000	153,991
Keyence Corp.	22,100	10,054,000
KFC Holdings Japan, Ltd.	1,700	45,677
KH Neochem Co., Ltd.	3,300	83,560
Kikkoman Corp.	17,500	1,043,665
Kinden Corp.	14,500	247,353
Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd. (a)	19,700	$ 752,344
Kintetsu World Express, Inc.	3,700	96,200
Kirin Holdings Co., Ltd.	99,300	1,905,571
Kisoji Co., Ltd. (b)	6,300	133,127
Kissei Pharmaceutical Co., Ltd.	3,200	70,950
Kitanotatsujin Corp.	7,500	43,235
Kiyo Bank, Ltd.	5,000	74,977
Koa Corp.	3,000	42,489
Kobayashi Pharmaceutical Co., Ltd.	5,800	542,208
Kobe Bussan Co., Ltd.	14,200	381,023
Kobe Steel, Ltd. (a)	35,800	242,338
Koei Tecmo Holdings Co., Ltd.	6,760	303,741
Kohnan Shoji Co., Ltd.	3,300	95,118
Koito Manufacturing Co., Ltd. (b)	12,300	825,937
Kokuyo Co., Ltd.	8,000	124,090
Komatsu, Ltd.	108,500	3,357,118
KOMEDA Holdings Co., Ltd.	4,200	76,588
Komeri Co., Ltd.	5,500	153,552
Konami Holdings Corp.	11,700	697,765
Konica Minolta, Inc. (b)	49,200	267,149
Konishi Co., Ltd.	5,200	84,471
Konoike Transport Co., Ltd.	4,700	51,424
Kose Corp.	3,900	552,706
Koshidaka Holdings Co., Ltd. (b)	4,300	23,193
Kotobuki Spirits Co., Ltd. (b)	2,100	136,643
K's Holdings Corp.	21,600	297,318
Kubota Corp.	128,000	2,918,516
Kumagai Gumi Co., Ltd.	3,200	87,023
Kumiai Chemical Industry Co., Ltd. (b)	7,900	71,779
Kura Sushi, Inc. (b)	1,100	74,163
Kurabo Industries, Ltd.	1,400	24,300
Kuraray Co., Ltd.	39,900	456,052
Kureha Corp.	1,900	131,367
Kurita Water Industries, Ltd.	10,800	463,765
Kusuri no Aoki Holdings Co., Ltd. (b)	1,400	107,439
KYB Corp. (a)	1,600	43,728
Kyocera Corp.	40,000	2,542,986
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	86,816
KYORIN Holdings, Inc.	6,100	106,433
Kyoritsu Maintenance Co., Ltd. (b)	3,100	102,819
Kyowa Exeo Corp.	10,400	275,012
Kyowa Kirin Co., Ltd.	31,000	928,597
Kyudenko Corp.	4,900	187,575
Kyushu Electric Power Co., Inc.	45,800	452,612
Kyushu Financial Group, Inc.	37,800	162,489
Kyushu Railway Co.	18,000	419,294

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
LaSalle Logiport REIT	226	$ 343,193
Lasertec Corp.	9,100	1,195,765
Lawson, Inc.	5,400	265,357
LEC, Inc. (b)	7,500	85,724
Leopalace21 Corp. (a)	27,000	37,385
Life Corp.	1,600	48,869
Lifenet Insurance Co. (a)	3,600	41,245
LIFULL Co., Ltd.	11,100	41,286
Lintec Corp.	3,800	86,110
Lion Corp.	25,700	502,138
Lixil Corp.	31,300	871,018
M&A Capital Partners Co., Ltd. (a)	1,300	64,706
M3, Inc.	54,400	3,727,262
Mabuchi Motor Co., Ltd.	4,900	215,733
Macnica Fuji Electronics Holdings, Inc.	5,800	115,947
Maeda Corp.	19,500	168,706
Maeda Kosen Co., Ltd.	1,800	54,407
Maeda Road Construction Co., Ltd. (b)	3,500	67,878
Makino Milling Machine Co., Ltd.	2,000	78,462
Makita Corp. (b)	26,800	1,150,824
Mandom Corp.	3,500	66,136
Mani, Inc.	7,200	181,140
Mars Group Holdings Corp.	3,900	58,341
Marubeni Corp.	211,500	1,762,436
Marudai Food Co., Ltd.	4,400	68,329
Maruha Nichiro Corp.	6,800	161,538
Marui Group Co., Ltd.	22,300	419,563
Maruichi Steel Tube, Ltd.	5,100	116,538
Maruwa Co., Ltd.	1,000	102,805
Maruwa Unyu Kikan Co., Ltd. (b)	5,400	94,268
Maruzen Showa Unyu Co., Ltd.	2,600	76,353
Marvelous, Inc.	9,200	71,685
Matsui Securities Co., Ltd. (b)	13,000	106,000
Matsumotokiyoshi Holdings Co., Ltd.	8,200	365,846
Matsuya Co., Ltd. (a)(b)	8,800	73,108
Matsuyafoods Holdings Co., Ltd. (b)	2,200	69,683
Max Co., Ltd.	4,200	62,221
Maxell Holdings, Ltd. (a)	4,900	62,037
Mazda Motor Corp. (a)	66,800	545,281
McDonald's Holdings Co. Japan, Ltd.	7,300	336,923
MCJ Co., Ltd.	5,700	49,675
Mebuki Financial Group, Inc.	110,800	261,709
Media Do Co., Ltd.	800	47,566
Medical Data Vision Co., Ltd.	10,000	193,575
Medipal Holdings Corp.	21,000	403,656
Medley, Inc. (a)(b)	4,300	172,000
MedPeer, Inc. (a)	1,400	82,860
Megachips Corp.	1,800	57,502
Security Description	Shares	Value
Megmilk Snow Brand Co., Ltd.	3,800	$ 77,341
Meidensha Corp.	4,000	87,131
MEIJI Holdings Co., Ltd. (b)	13,100	844,090
Meiko Electronics Co., Ltd.	3,800	92,404
Meitec Corp.	2,300	127,176
Menicon Co., Ltd.	3,000	177,285
Mercari, Inc. (a)	9,900	449,756
METAWATER Co., Ltd. (b)	4,200	84,190
Micronics Japan Co., Ltd.	8,600	131,140
Mie Kotsu Group Holdings, Inc.	19,400	89,538
Milbon Co., Ltd.	3,900	214,235
Mimasu Semiconductor Industry Co., Ltd.	4,300	106,196
MINEBEA MITSUMI, Inc.	43,800	1,121,359
Ministop Co., Ltd.	11,400	150,315
Mirai Corp. REIT	175	76,097
Mirait Holdings Corp.	6,900	114,084
Miroku Jyoho Service Co., Ltd.	2,500	46,629
MISUMI Group, Inc.	32,800	954,317
Mitsubishi Chemical Holdings Corp.	154,500	1,160,358
Mitsubishi Corp.	164,000	4,645,430
Mitsubishi Electric Corp.	225,800	3,446,260
Mitsubishi Estate Co., Ltd.	142,700	2,495,636
Mitsubishi Estate Logistics REIT Investment Corp.	37	145,656
Mitsubishi Gas Chemical Co., Inc.	19,100	469,117
Mitsubishi Heavy Industries, Ltd.	38,700	1,207,930
Mitsubishi Logistics Corp. (b)	6,900	211,371
Mitsubishi Materials Corp.	11,800	275,938
Mitsubishi Motors Corp. (a)(b)	64,600	184,154
Mitsubishi Pencil Co., Ltd.	5,800	83,877
Mitsubishi Shokuhin Co., Ltd.	1,300	36,412
Mitsubishi UFJ Financial Group, Inc.	1,484,900	7,951,270
Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	40,900	247,251
Mitsuboshi Belting, Ltd.	4,200	67,694
Mitsui & Co., Ltd.	200,500	4,176,932
Mitsui Chemicals, Inc.	21,400	676,860
Mitsui Fudosan Co., Ltd.	114,400	2,602,212
Mitsui Fudosan Logistics Park, Inc. REIT	59	292,063
Mitsui High-Tec, Inc. (b)	2,100	87,991
Mitsui Mining & Smelting Co., Ltd. (b)	6,000	208,507
Mitsui OSK Lines, Ltd. (b)	12,500	438,348
Mitsui-Soko Holdings Co., Ltd.	2,000	39,240
Mitsuuroko Group Holdings Co., Ltd. (b)	3,800	46,666

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Miura Co., Ltd.	10,100	$ 546,588
Mixi, Inc.	3,900	97,765
Miyazaki Bank, Ltd.	3,100	65,563
Mizuho Financial Group, Inc. (b)	296,420	4,289,372
Mizuno Corp.	3,400	66,892
Mochida Pharmaceutical Co., Ltd.	3,500	135,882
Modec, Inc.	2,400	49,151
Monex Group, Inc. (b)	16,800	142,002
Money Forward, Inc. (a)	4,400	166,443
Monogatari Corp	1,400	91,222
MonotaRO Co., Ltd.	29,400	796,594
Mori Hills REIT Investment Corp.	215	298,276
Mori Trust Hotel Reit, Inc.	98	122,655
Mori Trust Sogo Reit, Inc.	90	126,489
Morinaga & Co., Ltd.	3,400	121,692
Morinaga Milk Industry Co., Ltd.	4,300	226,480
Morita Holdings Corp.	4,400	71,157
MOS Food Services, Inc. (b)	3,100	91,176
MS&AD Insurance Group Holdings, Inc.	57,000	1,675,955
MTI, Ltd.	10,500	76,778
Murata Manufacturing Co., Ltd.	70,200	5,617,271
Musashi Seimitsu Industry Co., Ltd.	4,900	83,766
Musashino Bank, Ltd.	2,300	38,028
Nabtesco Corp.	12,900	590,715
Nachi-Fujikoshi Corp.	1,200	52,290
Nagaileben Co., Ltd.	3,300	81,828
Nagase & Co., Ltd.	11,700	183,071
Nagoya Railroad Co., Ltd. (a)	23,000	548,045
Nakanishi, Inc.	7,600	158,534
Nankai Electric Railway Co., Ltd.	10,900	250,749
Nanto Bank, Ltd.	3,100	55,323
NEC Capital Solutions, Ltd.	3,800	69,672
NEC Corp.	31,300	1,846,842
NEC Networks & System Integration Corp.	6,000	105,774
NET One Systems Co., Ltd. (b)	9,900	316,710
Nexon Co., Ltd.	61,900	2,011,050
Nextage Co., Ltd.	6,800	116,062
NGK Insulators, Ltd.	30,300	554,997
NGK Spark Plug Co., Ltd. (b)	17,600	304,376
NH Foods, Ltd.	9,500	407,941
NHK Spring Co., Ltd.	28,100	211,068
Nichias Corp.	6,300	160,208
Nichiban Co., Ltd. (b)	4,600	79,678
Nichicon Corp. (b)	5,100	51,738
Nichiden Corp. (b)	3,800	75,312
Nichiha Corp.	2,600	76,000
Security Description	Shares	Value
Nichi-iko Pharmaceutical Co., Ltd. (b)	6,000	$ 54,027
Nichirei Corp.	13,200	340,333
Nidec Corp.	54,600	6,638,471
Nifco, Inc.	9,900	361,507
Nihon Chouzai Co., Ltd.	4,000	64,615
Nihon Kohden Corp.	8,800	257,231
Nihon M&A Center, Inc.	36,600	991,347
Nihon Nohyaku Co., Ltd.	15,600	76,800
Nihon Parkerizing Co., Ltd.	12,300	133,018
Nihon Trim Co., Ltd.	1,800	66,869
Nihon Unisys, Ltd.	7,900	243,792
Nikkiso Co., Ltd.	4,200	42,836
Nikkon Holdings Co., Ltd.	4,900	98,576
Nikon Corp.	33,200	310,968
Nintendo Co., Ltd.	13,600	7,607,385
Nippn Corp.	3,900	58,482
Nippo Corp.	6,200	169,448
Nippon Accommodations Fund, Inc. REIT	48	281,919
Nippon Building Fund, Inc. REIT	179	1,054,561
Nippon Ceramic Co., Ltd.	2,800	67,580
Nippon Densetsu Kogyo Co., Ltd. (b)	3,100	54,341
Nippon Electric Glass Co., Ltd.	7,500	174,095
Nippon Express Co., Ltd.	8,700	648,760
Nippon Gas Co., Ltd.	11,400	198,700
Nippon Kanzai Co., Ltd.	4,000	78,914
Nippon Kayaku Co., Ltd.	13,800	133,504
Nippon Koei Co., Ltd.	2,400	68,199
Nippon Light Metal Holdings Co., Ltd.	14,500	290,394
Nippon Paint Holdings Co., Ltd.	88,500	1,277,443
Nippon Paper Industries Co., Ltd. (b)	10,500	126,000
Nippon Parking Development Co., Ltd.	44,800	62,031
Nippon Prologis REIT, Inc.	241	775,344
NIPPON REIT Investment Corp.	52	198,824
Nippon Road Co., Ltd.	1,200	89,376
Nippon Sanso Holdings Corp.	18,300	348,445
Nippon Seiki Co., Ltd.	4,600	53,410
Nippon Sharyo, Ltd. (a)	2,900	65,322
Nippon Sheet Glass Co., Ltd. (a)	10,400	53,365
Nippon Shinyaku Co., Ltd.	5,200	387,294
Nippon Shokubai Co., Ltd.	3,200	183,602
Nippon Signal Co., Ltd.	6,300	55,930
Nippon Soda Co., Ltd.	2,900	91,724
Nippon Steel Corp.	95,800	1,635,536
Nippon Steel Trading Corp.	1,600	58,715
Nippon Suisan Kaisha, Ltd.	35,600	171,395

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	158,500	$ 4,076,534
Nippon Television Holdings, Inc.	5,700	75,003
Nippon Yusen KK	17,500	597,851
Nipro Corp.	16,000	193,593
Nishimatsu Construction Co., Ltd. (b)	6,200	157,553
Nishimatsuya Chain Co., Ltd.	9,000	136,181
Nishi-Nippon Financial Holdings, Inc.	11,300	81,299
Nishi-Nippon Railroad Co., Ltd.	7,200	192,673
Nishio Rent All Co., Ltd.	2,900	78,576
Nissan Chemical Corp.	14,100	754,127
Nissan Motor Co., Ltd. (a)	297,400	1,657,635
Nissan Shatai Co., Ltd.	6,700	48,264
Nissei ASB Machine Co., Ltd.	1,400	66,643
Nissha Co., Ltd.	4,100	50,833
Nisshin Oillio Group, Ltd.	2,200	65,005
Nisshin Seifun Group, Inc.	23,900	400,136
Nisshinbo Holdings, Inc.	12,900	96,195
Nissin Electric Co., Ltd.	5,200	58,541
Nissin Foods Holdings Co., Ltd. (b)	7,500	557,240
Nitori Holdings Co., Ltd.	10,200	1,977,692
Nitta Corp.	1,700	40,523
Nitto Boseki Co., Ltd. (b)	2,300	83,778
Nitto Denko Corp.	20,300	1,737,900
Nitto Kogyo Corp.	3,700	67,906
Nittoku Co., Ltd.	2,600	77,412
Noevir Holdings Co., Ltd.	1,400	63,602
NOF Corp.	7,300	382,507
Nohmi Bosai, Ltd.	1,800	35,023
Nojima Corp.	5,400	137,419
NOK Corp.	14,600	198,322
Nomura Co., Ltd.	5,300	44,031
Nomura Holdings, Inc.	379,400	1,996,228
Nomura Real Estate Holdings, Inc.	13,300	320,765
Nomura Real Estate Master Fund, Inc. REIT	517	778,541
Nomura Research Institute, Ltd.	38,700	1,199,525
Noritsu Koki Co., Ltd.	2,100	50,476
Noritz Corp.	6,800	108,554
North Pacific Bank, Ltd.	27,700	80,217
NS Solutions Corp.	3,800	120,706
NSD Co., Ltd.	9,100	151,612
NSK, Ltd.	38,700	397,507
NTN Corp. (a)	36,100	111,404
NTT Data Corp.	73,300	1,136,316
Obara Group, Inc. (b)	1,300	44,529
Obayashi Corp.	78,400	720,145
OBIC Business Consultants Co., Ltd.	2,000	104,977
Obic Co., Ltd. (b)	8,200	1,501,231
Security Description	Shares	Value
Odakyu Electric Railway Co., Ltd.	35,600	$ 974,570
Ogaki Kyoritsu Bank, Ltd.	3,000	60,462
Ohsho Food Service Corp.	1,200	63,204
Oiles Corp. (b)	4,900	75,119
Oisix ra daichi, Inc. (a)	2,400	63,312
Oita Bank, Ltd.	2,700	52,632
Oji Holdings Corp.	98,900	640,836
Okabe Co., Ltd.	8,900	62,824
Okamoto Industries, Inc.	1,900	72,303
Okamura Corp.	6,100	71,599
Okasan Securities Group, Inc. (b)	15,600	63,671
Oki Electric Industry Co., Ltd.	10,000	104,072
Okinawa Electric Power Co., Inc.	4,935	69,269
OKUMA Corp.	2,300	132,172
Okumura Corp.	2,700	71,886
Okuwa Co., Ltd.	6,200	67,891
Olympus Corp.	144,500	2,995,923
Omron Corp.	22,400	1,751,457
One REIT, Inc.	31	87,249
Ono Pharmaceutical Co., Ltd.	44,600	1,166,462
Open House Co., Ltd.	7,300	311,819
Optex Group Co., Ltd.	4,700	70,181
Optim Corp. (a)(b)	1,800	48,429
Optorun Co., Ltd.	2,400	59,576
Oracle Corp.	4,600	449,593
Organo Corp.	1,500	90,136
Orient Corp.	55,000	76,652
Oriental Land Co., Ltd.	24,700	3,716,176
ORIX Corp.	163,800	2,769,035
Orix JREIT, Inc.	301	524,094
Osaka Gas Co., Ltd.	44,100	860,848
Osaka Organic Chemical Industry, Ltd. (b)	1,600	53,719
Osaka Soda Co., Ltd.	2,700	64,433
OSG Corp.	9,200	164,101
Otsuka Corp.	12,000	562,534
Otsuka Holdings Co., Ltd.	49,400	2,095,365
Outsourcing, Inc.	12,200	196,967
Oyo Corp. (b)	6,900	80,677
Pacific Industrial Co., Ltd.	3,700	42,558
Pack Corp.	2,300	62,860
PAL GROUP Holdings Co., Ltd. (a)	4,400	60,923
PALTAC Corp.	2,900	157,204
Pan Pacific International Holdings Corp.	49,700	1,174,359
Panasonic Corp.	273,500	3,523,324
Paramount Bed Holdings Co., Ltd.	3,600	76,659
Park24 Co., Ltd. (a)	12,800	239,667
Pasona Group, Inc. (b)	4,800	81,100
Penta-Ocean Construction Co., Ltd.	27,600	217,053
PeptiDream, Inc. (a)	12,400	567,819

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Persol Holdings Co., Ltd.	21,200	$ 415,175
Pharma Foods International Co., Ltd. (b)	2,400	77,538
Pigeon Corp.	13,300	505,520
Pilot Corp.	2,400	76,670
Piolax, Inc.	2,400	35,294
PKSHA Technology, Inc. (a)	1,700	46,046
Plenus Co., Ltd.	4,100	70,164
Pola Orbis Holdings, Inc.	9,700	233,853
Premier Investment Corp. REIT	142	203,169
Pressance Corp. (b)	1,700	25,985
Prestige International, Inc.	8,800	65,462
Prima Meat Packers, Ltd.	3,400	107,385
Proto Corp.	3,000	31,792
Raito Kogyo Co., Ltd.	9,300	158,226
Raiznext Corp.	6,900	74,682
Raksul, Inc. (a)	2,100	98,063
Rakus Co., Ltd.	9,600	185,397
Rakuten, Inc.	101,200	1,207,989
Raysum Co., Ltd.	6,800	55,508
Recruit Holdings Co., Ltd.	165,000	8,064,842
Relia, Inc.	5,700	73,816
Relo Group, Inc.	13,200	279,768
Renesas Electronics Corp. (a)	93,000	1,009,955
Rengo Co., Ltd.	21,800	189,591
RENOVA, Inc. (a)(b)	3,700	124,728
Resona Holdings, Inc.	261,602	1,100,386
Resorttrust, Inc.	7,400	123,757
Restar Holdings Corp.	4,300	79,385
Retail Partners Co., Ltd.	8,600	108,181
Ricoh Co., Ltd. (b)	77,200	785,274
Ricoh Leasing Co., Ltd.	1,200	37,683
Riken Keiki Co., Ltd.	3,700	92,249
Riken Vitamin Co., Ltd.	4,400	54,353
Ringer Hut Co., Ltd. (b)	4,000	82,353
Rinnai Corp.	4,200	470,932
Riso Kagaku Corp.	1,800	23,962
Riso Kyoiku Co., Ltd.	12,100	37,012
Rock Field Co., Ltd. (b)	6,900	105,342
Rohm Co., Ltd.	10,600	1,036,977
Rohto Pharmaceutical Co., Ltd.	11,400	304,653
Rorze Corp.	1,000	70,769
Round One Corp. (b)	4,900	55,208
Royal Holdings Co., Ltd. (a)	2,800	50,729
RS Technologies Co., Ltd.	800	46,262
Ryohin Keikaku Co., Ltd.	31,200	739,200
Ryosan Co., Ltd.	2,800	57,242
Ryoyo Electro Corp. (b)	4,900	118,398
S Foods, Inc.	1,500	51,380
Saibu Gas Co., Ltd.	2,400	68,851
Saizeriya Co., Ltd.	2,700	55,588
Sakai Chemical Industry Co., Ltd.	3,000	57,095
Security Description	Shares	Value
Sakai Moving Service Co., Ltd.	1,200	$ 53,810
Sakata INX Corp.	6,900	66,440
Sakata Seed Corp.	2,600	96,235
SAMTY Co., Ltd.	4,100	75,247
Samty Residential Investment Corp. REIT	80	84,633
San ju San Financial Group, Inc.	5,200	65,506
San-A Co., Ltd.	1,500	62,511
San-Ai Oil Co., Ltd.	7,300	86,741
SanBio Co., Ltd. (a)	2,600	45,059
Sangetsu Corp.	5,700	86,506
San-In Godo Bank, Ltd.	12,800	64,985
Sanken Electric Co., Ltd.	3,300	154,995
Sanki Engineering Co., Ltd.	7,100	93,360
Sankyo Co., Ltd.	3,800	100,863
Sankyu, Inc.	6,100	268,290
Sanrio Co., Ltd. (b)	4,400	69,843
Sansan, Inc. (a)	1,400	120,489
Sanshin Electronics Co., Ltd. (b)	5,100	92,538
Santen Pharmaceutical Co., Ltd.	42,200	581,634
Sanwa Holdings Corp.	21,200	277,998
Sanyo Chemical Industries, Ltd.	1,300	65,882
Sanyo Denki Co., Ltd.	1,500	79,955
Sapporo Holdings, Ltd.	6,900	143,183
Sato Holdings Corp.	2,600	67,835
Sawai Pharmaceutical Co., Ltd.	4,200	201,638
SBI Holdings, Inc. (b)	28,500	773,756
SBS Holdings, Inc.	4,500	112,765
SCREEN Holdings Co., Ltd. (b)	4,500	396,652
SCSK Corp.	6,000	356,199
Secom Co., Ltd.	26,400	2,225,006
Sega Sammy Holdings, Inc.	18,200	284,447
Seibu Holdings, Inc. (a)	22,700	250,624
Seiko Epson Corp. (b)	32,100	522,896
Seiko Holdings Corp.	2,900	49,261
Seino Holdings Co., Ltd.	12,900	180,016
Seiren Co., Ltd.	6,100	107,426
Sekisui Chemical Co., Ltd.	42,000	807,692
Sekisui House Reit, Inc.	478	397,973
Sekisui House, Ltd.	79,100	1,699,397
Sekisui Jushi Corp.	3,600	68,319
Senko Group Holdings Co., Ltd. (b)	8,900	84,409
Senshu Ikeda Holdings, Inc.	18,200	29,318
Seria Co., Ltd.	4,900	171,389
Seven & i Holdings Co., Ltd.	93,000	3,756,190
Seven Bank, Ltd. (b)	72,000	164,851
SG Holdings Co., Ltd.	36,700	842,605
Sharp Corp. (b)	24,500	423,484
Shibaura Machine Co., Ltd.	1,700	43,000

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shibuya Corp.	1,200	$ 38,552
SHIFT, Inc. (a)	1,300	154,000
Shiga Bank, Ltd.	4,200	91,070
Shikoku Bank, Ltd.	8,000	56,615
Shikoku Chemicals Corp.	6,600	75,557
Shikoku Electric Power Co., Inc.	16,700	129,973
Shima Seiki Manufacturing, Ltd.	2,400	55,754
Shimadzu Corp.	25,500	924,231
Shimamura Co., Ltd.	2,300	265,801
Shimano, Inc.	9,400	2,243,665
Shimizu Corp.	66,600	540,033
Shin-Etsu Chemical Co., Ltd.	43,100	7,258,742
Shin-Etsu Polymer Co., Ltd.	10,100	90,671
Shinko Electric Industries Co., Ltd.	7,800	241,765
Shinmaywa Industries, Ltd.	5,600	51,794
Shinsei Bank, Ltd. (b)	18,300	296,278
Shionogi & Co., Ltd.	33,800	1,820,612
Ship Healthcare Holdings, Inc.	9,200	258,932
Shiseido Co., Ltd.	49,400	3,318,071
Shizuoka Bank, Ltd. (b)	47,800	376,344
Shizuoka Gas Co., Ltd.	8,100	72,937
SHO-BOND Holdings Co., Ltd.	4,400	189,937
Shochiku Co., Ltd. (a)	900	111,747
Shoei Co., Ltd.	3,200	132,054
Shoei Foods Corp.	2,300	94,498
Showa Denko KK	14,600	416,199
Showa Sangyo Co., Ltd.	2,400	67,439
Siix Corp.	3,200	47,262
Sinko Industries, Ltd. (b)	3,500	68,986
Sintokogio, Ltd.	7,900	55,264
SKY Perfect JSAT Holdings, Inc.	14,300	63,671
Skylark Holdings Co., Ltd. (a)	21,100	316,214
SMC Corp.	7,100	4,132,136
SMS Co., Ltd.	7,400	226,353
Sodick Co., Ltd. (b)	9,700	90,328
Softbank Corp. (b)	352,600	4,590,182
SoftBank Group Corp.	189,000	15,958,100
Sohgo Security Services Co., Ltd.	8,000	378,643
Sojitz Corp.	147,100	415,341
Solasto Corp.	6,300	81,415
Sompo Holdings, Inc.	43,100	1,654,572
Sony Corp.	152,200	15,970,670
Sosei Group Corp. (a)	6,100	108,862
SOSiLA Logistics REIT, Inc.	112	145,853
Sotetsu Holdings, Inc.	8,500	190,692
S-Pool, Inc.	7,200	74,150
Square Enix Holdings Co., Ltd.	10,600	589,955
St Marc Holdings Co., Ltd.	4,800	74,758
Stanley Electric Co., Ltd.	15,000	447,285
Security Description	Shares	Value
Star Asia Investment Corp. REIT	164	$ 78,067
Star Micronics Co., Ltd. (b)	4,800	71,674
Starts Corp., Inc.	2,800	73,611
Starts Proceed Investment Corp. REIT	62	126,188
Starzen Co., Ltd.	3,400	74,708
Stella Chemifa Corp. (b)	2,900	83,719
Strike Co., Ltd.	1,300	51,941
Studio Alice Co., Ltd.	4,800	90,961
Subaru Corp. (b)	72,600	1,448,058
Sugi Holdings Co., Ltd.	4,200	333,339
SUMCO Corp.	30,200	690,364
Sumitomo Bakelite Co., Ltd.	3,700	151,516
Sumitomo Chemical Co., Ltd.	175,100	907,985
Sumitomo Corp.	149,800	2,137,870
Sumitomo Dainippon Pharma Co., Ltd.	24,100	420,278
Sumitomo Densetsu Co., Ltd.	1,800	39,242
Sumitomo Electric Industries, Ltd.	91,000	1,365,412
Sumitomo Forestry Co., Ltd.	14,000	302,299
Sumitomo Heavy Industries, Ltd.	11,900	331,154
Sumitomo Metal Mining Co., Ltd.	28,100	1,215,293
Sumitomo Mitsui Construction Co., Ltd.	14,000	63,222
Sumitomo Mitsui Financial Group, Inc.	159,400	5,780,233
Sumitomo Mitsui Trust Holdings, Inc.	40,800	1,424,862
Sumitomo Osaka Cement Co., Ltd. (b)	2,900	92,511
Sumitomo Realty & Development Co., Ltd.	37,300	1,318,496
Sumitomo Rubber Industries, Ltd.	21,500	253,914
Sumitomo Seika Chemicals Co., Ltd.	2,400	87,747
Sumitomo Warehouse Co., Ltd.	5,100	67,892
Sun Frontier Fudousan Co., Ltd.	5,800	50,757
Sundrug Co., Ltd.	7,400	271,222
Suntory Beverage & Food, Ltd.	16,000	595,837
Suruga Bank, Ltd. (b)	13,500	52,167
Sushiro Global Holdings, Ltd.	12,000	531,041
Suzuken Co., Ltd.	8,200	320,950
Suzuki Motor Corp.	46,600	2,119,140
Sysmex Corp.	20,200	2,179,955
Systena Corp.	7,300	146,132
T Hasegawa Co., Ltd.	4,000	76,561
T&D Holdings, Inc.	65,400	843,985
Tadano, Ltd.	8,800	94,530
Taihei Dengyo Kaisha, Ltd.	3,100	74,204

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Taiheiyo Cement Corp.	12,300	$ 324,030
Taikisha, Ltd.	3,300	90,638
Taisei Corp.	22,400	865,593
Taisho Pharmaceutical Holdings Co., Ltd.	3,800	245,538
Taiyo Holdings Co., Ltd.	1,600	87,312
Taiyo Yuden Co., Ltd.	14,500	682,353
Takamatsu Construction Group Co., Ltd.	1,300	25,365
Takara Bio, Inc.	5,600	150,414
Takara Holdings, Inc. (b)	17,700	241,393
Takara Leben Co., Ltd.	21,500	72,575
Takara Leben Real Estate Investment Corp. REIT	85	83,923
Takara Standard Co., Ltd.	3,300	49,784
Takasago International Corp.	2,900	68,996
Takasago Thermal Engineering Co., Ltd.	4,000	62,407
Takashimaya Co., Ltd.	14,800	158,179
Takeda Pharmaceutical Co., Ltd.	191,938	6,921,927
Takeuchi Manufacturing Co., Ltd.	3,500	98,032
Takuma Co., Ltd.	6,200	134,492
Tamron Co., Ltd.	2,900	56,583
Tamura Corp.	13,300	61,505
Tanseisha Co., Ltd.	6,300	50,229
Tatsuta Electric Wire and Cable Co., Ltd.	19,100	108,723
Tayca Corp. (b)	3,800	51,137
TBS Holdings, Inc.	5,200	102,212
TDK Corp.	16,300	2,261,348
TechMatrix Corp.	3,200	56,963
TechnoPro Holdings, Inc.	4,400	367,131
Teijin, Ltd.	18,900	326,175
Teikoku Sen-I Co., Ltd.	4,100	83,187
Tenma Corp.	3,800	76,550
Terumo Corp.	77,900	2,819,204
T-Gaia Corp.	1,700	29,492
THK Co., Ltd.	14,500	502,579
TIS, Inc.	26,500	633,362
TKC Corp.	3,000	95,566
Toagosei Co., Ltd.	9,600	112,767
Tobu Railway Co., Ltd.	21,700	584,427
TOC Co., Ltd. (b)	8,700	62,042
Tocalo Co., Ltd.	8,100	106,143
Toda Corp.	27,100	198,897
Toei Animation Co., Ltd. (b)	700	75,068
Toei Co., Ltd.	800	172,959
Toho Bank, Ltd. (b)	30,200	67,233
Toho Co., Ltd.	12,800	520,109
Toho Gas Co., Ltd. (b)	8,500	525,385
Toho Holdings Co., Ltd.	3,900	71,647
Tohoku Electric Power Co., Inc.	49,200	465,285
Tokai Carbon Co., Ltd.	21,000	339,611
Tokai Corp.	2,300	50,184
Security Description	Shares	Value
TOKAI Holdings Corp.	8,800	$ 76,134
Tokai Rika Co., Ltd.	4,700	79,794
Tokai Tokyo Financial Holdings, Inc.	20,900	76,602
Token Corp.	1,100	107,611
Tokio Marine Holdings, Inc.	77,800	3,706,941
Tokushu Tokai Paper Co., Ltd. (b)	2,000	88,145
Tokuyama Corp.	7,000	176,932
Tokyo Century Corp.	5,200	350,118
Tokyo Electric Power Co. Holdings, Inc. (a)	166,000	554,335
Tokyo Electron, Ltd.	18,200	7,706,588
Tokyo Gas Co., Ltd.	45,400	1,011,742
Tokyo Kiraboshi Financial Group, Inc.	5,600	70,950
Tokyo Ohka Kogyo Co., Ltd.	3,400	212,923
Tokyo Seimitsu Co., Ltd.	4,000	182,443
Tokyo Steel Manufacturing Co., Ltd. (b)	15,900	121,876
Tokyo Tatemono Co., Ltd.	22,600	343,806
Tokyotokeiba Co., Ltd.	1,600	80,941
Tokyu Construction Co., Ltd.	9,200	50,121
Tokyu Corp.	57,600	768,347
Tokyu Fudosan Holdings Corp.	73,800	437,457
Tokyu REIT, Inc.	95	155,525
TOMONY Holdings, Inc.	28,300	82,979
Tomy Co., Ltd.	8,100	73,670
Tonami Holdings Co., Ltd.	1,700	82,923
Topcon Corp.	11,200	136,022
Toppan Forms Co., Ltd.	4,000	40,434
Toppan Printing Co., Ltd.	31,600	534,769
Topre Corp.	2,800	39,555
Toray Industries, Inc.	167,300	1,078,744
Toridoll Holdings Corp. (b)	4,700	70,606
Tosei Corp.	5,700	57,671
Toshiba Corp.	45,800	1,550,154
Toshiba TEC Corp.	2,300	84,403
Tosoh Corp.	29,900	573,106
Totetsu Kogyo Co., Ltd.	2,900	69,469
TOTO, Ltd.	16,800	1,033,846
Towa Pharmaceutical Co., Ltd.	2,800	61,904
Toyo Construction Co., Ltd.	16,800	87,421
Toyo Gosei Co., Ltd.	500	62,805
Toyo Ink SC Holdings Co., Ltd.	4,100	75,358
Toyo Seikan Group Holdings, Ltd. (b)	16,600	197,698
Toyo Suisan Kaisha, Ltd.	10,700	450,271
Toyo Tire Corp.	10,800	191,370
Toyobo Co., Ltd. (b)	7,200	92,786
Toyoda Gosei Co., Ltd. (b)	7,100	186,849
Toyota Boshoku Corp.	8,800	145,738
Toyota Industries Corp.	17,200	1,534,769
Toyota Motor Corp.	255,588	19,928,925

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Toyota Tsusho Corp.	25,600	$ 1,076,127
Trancom Co., Ltd.	1,300	103,882
Transcosmos, Inc.	2,100	56,747
Trend Micro, Inc.	15,400	772,090
Tri Chemical Laboratories, Inc.	2,000	63,801
Trusco Nakayama Corp.	4,700	124,965
TS Tech Co., Ltd.	11,600	173,108
Tsubaki Nakashima Co., Ltd.	4,800	73,672
Tsubakimoto Chain Co.	2,700	74,525
Tsugami Corp.	4,400	66,219
Tsukishima Kikai Co., Ltd.	5,200	60,376
Tsumura & Co.	6,000	214,751
Tsuruha Holdings, Inc.	4,300	555,692
Tsurumi Manufacturing Co., Ltd.	1,400	22,995
TV Asahi Holdings Corp.	1,900	35,782
UACJ Corp.	3,400	82,092
Ube Industries, Ltd.	10,800	230,465
Ulvac, Inc.	7,900	332,801
Unicharm Corp.	50,900	2,139,643
Union Tool Co.	2,400	76,452
Unipres Corp.	3,300	31,746
United Arrows, Ltd.	2,300	43,835
United Super Markets Holdings, Inc.	5,500	58,036
United Urban Investment Corp. REIT	341	458,576
Universal Entertainment Corp. (a)	2,100	51,274
Ushio, Inc.	13,700	180,890
USS Co., Ltd.	25,200	493,509
UT Group Co., Ltd.	3,200	105,267
UUUM Co., Ltd. (a)(b)	1,500	24,964
Uzabase, Inc. (a)	2,500	62,670
V Technology Co., Ltd. (b)	900	44,389
Valor Holdings Co., Ltd.	4,500	101,281
Valqua, Ltd.	4,600	88,711
ValueCommerce Co., Ltd.	1,500	48,733
V-Cube, Inc.	2,000	48,145
Vector, Inc. (a)	3,200	37,531
Vision, Inc. (a)(b)	2,300	23,000
Vital KSK Holdings, Inc.	7,300	52,124
VT Holdings Co., Ltd.	20,000	80,724
Wacoal Holdings Corp.	7,800	173,294
Wacom Co., Ltd.	24,300	163,393
Wakita & Co., Ltd.	7,000	63,285
WATAMI Co., Ltd. (a)(b)	10,500	95,403
WDB Holdings Co., Ltd.	2,600	61,035
Welcia Holdings Co., Ltd.	10,300	354,208
West Holdings Corp. (b)	2,210	68,900
West Japan Railway Co.	19,600	1,088,199
World Co., Ltd.	3,100	41,464
Xebio Holdings Co., Ltd.	7,300	61,835
Yakult Honsha Co., Ltd.	15,100	765,249
YAKUODO Holdings Co., Ltd.	3,100	78,412
Security Description	Shares	Value
YAMABIKO Corp.	6,300	$ 70,013
Yamada Holdings Co., Ltd.	83,200	449,506
Yamagata Bank, Ltd. (b)	5,300	54,487
Yamaguchi Financial Group, Inc.	23,900	159,189
Yamaha Corp.	15,800	859,348
Yamaha Motor Co., Ltd.	38,400	942,103
YA-MAN, Ltd.	3,100	44,045
Yamashin-Filter Corp. (b)	8,400	67,048
Yamato Holdings Co., Ltd.	34,100	936,593
Yamato Kogyo Co., Ltd.	7,700	228,909
Yamazaki Baking Co., Ltd. (b)	13,900	225,042
Yamazen Corp.	8,300	78,268
Yaoko Co., Ltd. (b)	1,700	104,615
Yaskawa Electric Corp.	28,300	1,411,158
Yellow Hat, Ltd.	4,700	80,517
Yodogawa Steel Works, Ltd.	1,700	37,708
Yokogawa Bridge Holdings Corp.	3,400	63,108
Yokogawa Electric Corp.	28,100	518,261
Yokohama Reito Co., Ltd.	11,000	90,887
Yokohama Rubber Co., Ltd.	13,600	243,692
Yokowo Co., Ltd.	1,700	41,738
Yonex Co., Ltd. (b)	14,000	79,819
Yoshinoya Holdings Co., Ltd.	7,000	139,367
Yuasa Trading Co., Ltd.	3,200	90,353
Z Holdings Corp.	337,500	1,681,697
Zenkoku Hosho Co., Ltd.	5,900	271,240
Zenrin Co., Ltd.	3,600	43,167
Zensho Holdings Co., Ltd. (b)	10,700	274,133
Zeon Corp.	15,600	249,741
ZERIA Pharmaceutical Co., Ltd. (b)	2,600	49,482
ZIGExN Co., Ltd.	13,400	52,994
Zojirushi Corp.	5,000	87,557
ZOZO, Inc.	12,500	369,909
Zuken, Inc.	1,600	40,919
		588,067,067
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	20,922	656,992
KAZAKHSTAN — 0.0% (e)
KAZ Minerals PLC	24,443	292,387
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	100,000	240,199
Boubyan Bank KSCP	100,000	200,165
Boubyan Petrochemicals Co. KSCP	46,160	129,355
Gulf Bank KSCP	163,000	118,644
Humansoft Holding Co. KSC (a)	9,000	110,174
Kuwait Finance House KSCP	482,183	1,225,199
Mabanee Co. KPSC	59,000	141,717
Mobile Telecommunications Co. KSCP	231,000	462,382

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
National Bank of Kuwait SAKP	829,879	$ 2,215,756
Qurain Petrochemical Industries Co.	69,572	90,921
		4,934,512
LIECHTENSTEIN — 0.0% (e)
Liechtensteinische Landesbank AG	1,120	64,143
LUXEMBOURG — 0.2%
APERAM SA	5,367	242,347
ArcelorMittal SA (a)	90,229	2,611,915
B&S Group Sarl (a)(c)	3,050	30,756
Eurofins Scientific SE (a)	17,211	1,648,791
Reinet Investments SCA	17,664	349,075
SES SA	44,005	350,345
Solutions 30 SE (a)	8,587	109,401
Tenaris SA	62,509	706,163
		6,048,793
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	255,000	2,295,982
MGM China Holdings, Ltd. (b)	81,600	144,844
Sands China, Ltd. (a)	290,000	1,449,170
SJM Holdings, Ltd.	213,000	278,358
Wynn Macau, Ltd. (a)	179,600	349,292
		4,517,646
MALAYSIA — 0.4%
AirAsia Group Bhd (a)	140,400	33,183
Alliance Bank Malaysia Bhd (a)	140,600	89,857
AMMB Holdings Bhd	132,400	93,556
Axiata Group Bhd	293,811	258,630
Axis Real Estate Investment Trust	123,660	58,154
Berjaya Sports Toto Bhd	115,544	58,796
Bermaz Auto Bhd	173,300	60,184
BIMB Holdings Bhd	59,500	60,698
British American Tobacco Malaysia Bhd	23,500	74,243
Bursa Malaysia Bhd	56,000	120,873
Carlsberg Brewery Malaysia Bhd Class B	11,200	64,448
CIMB Group Holdings Bhd	730,248	764,326
Dialog Group Bhd	421,900	316,438
DiGi.Com Bhd	429,800	377,299
DRB-Hicom Bhd	92,900	43,017
Focus Dynamics Group Bhd (a)	1,083,800	155,519
Fraser & Neave Holdings Bhd	17,600	127,336
Frontken Corp. Bhd	61,900	75,836
Gamuda Bhd (a)	187,959	162,280
Genting Bhd	190,200	230,726
Genting Malaysia Bhd	259,500	192,130
Security Description	Shares	Value
Genting Plantations Bhd	24,900	$ 54,646
Globetronics Technology Bhd	140,900	93,446
HAP Seng Consolidated Bhd	66,200	133,310
Hartalega Holdings Bhd	198,300	427,064
Hong Leong Bank Bhd	91,532	412,794
Hong Leong Financial Group Bhd	20,700	86,963
IGB Real Estate Investment Trust	237,700	99,746
IHH Healthcare Bhd	234,400	300,737
IJM Corp. Bhd	331,300	135,029
Inari Amertron Bhd	243,500	192,615
IOI Corp. Bhd	232,200	234,636
IOI Properties Group Bhd	371,500	128,119
Kossan Rubber Industries	136,600	107,396
KPJ Healthcare Bhd	237,200	58,921
Kuala Lumpur Kepong Bhd	43,969	243,253
Magnum Bhd	110,393	58,571
Malayan Banking Bhd	427,651	850,867
Malaysia Airports Holdings Bhd	115,224	173,677
Malaysian Pacific Industries Bhd	23,900	224,216
Maxis Bhd	258,800	282,112
Mega First Corp. BHD	27,800	48,808
MISC Bhd	127,400	209,542
My EG Services Bhd	210,328	99,927
Nestle Malaysia Bhd	10,500	341,855
Pavilion Real Estate Investment Trust	207,000	69,890
Pentamaster Corp. Bhd	53,300	71,984
Petronas Chemicals Group Bhd	256,400	494,682
Petronas Dagangan Bhd	50,900	245,999
Petronas Gas Bhd	108,200	417,509
PPB Group Bhd	90,280	402,793
Press Metal Aluminium Holdings Bhd	136,100	324,946
Public Bank Bhd	1,555,000	1,575,063
QL Resources Bhd	92,550	135,259
RHB Bank Bhd	242,459	314,001
Scientex Bhd	74,400	71,951
Serba Dinamik Holdings Bhd	144,900	59,407
Sime Darby Bhd	290,635	168,220
Sime Darby Plantation Bhd	213,335	238,725
Sime Darby Property Bhd	142,535	22,344
SKP Resources Bhd	271,300	144,597
SP Setia Bhd Group (a)	134,214	33,986
Sunway Real Estate Investment Trust	264,700	95,117
Supermax Corp. Bhd	387,360	355,925
Telekom Malaysia Bhd	91,003	134,535
Tenaga Nasional Bhd	289,200	705,825
TIME dotCom Bhd	41,100	141,741
Top Glove Corp. Bhd	588,400	641,401
ViTrox Corp. Bhd	35,300	127,187
VS Industry Bhd	222,000	152,587

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Westports Holdings Bhd	92,500	$ 93,693
Yinson Holdings Bhd	43,900	57,065
		15,712,211
MALTA — 0.0% (e)
Kambi Group PLC (a)	4,950	263,734
Kindred Group PLC SDR (a)	27,556	485,912
		749,646
MEXICO — 0.5%
Alpek SAB de CV (a)	82,700	77,080
Alsea SAB de CV (a)(b)	104,100	154,060
America Movil SAB de CV Series L	4,034,300	2,752,563
Arca Continental SAB de CV	54,500	268,631
Axtel SAB de CV (a)	176,300	47,564
Banco del Bajio SA (a)(c)	139,700	188,242
Becle SAB de CV	73,300	167,518
Bolsa Mexicana de Valores SAB de CV	72,200	145,561
Cemex SAB de CV Series CPO (a)	1,827,764	1,288,158
Coca-Cola Femsa SAB de CV	73,840	340,717
Concentradora Fibra Danhos SA de CV REIT	88,800	110,672
Controladora Nemak SAB de CV (a)	568,000	71,345
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	91,600	130,413
Corp. Inmobiliaria Vesta SAB de CV	92,700	194,004
Fibra Uno Administracion SA de CV REIT	400,800	467,980
Fomento Economico Mexicano SAB de CV	228,700	1,722,362
Fresnillo PLC	21,200	252,775
Genomma Lab Internacional SAB de CV Class B (a)	135,200	136,188
Gentera SAB de CV (a)	169,400	75,591
Gruma SAB de CV Class B	27,050	319,132
Grupo Aeroportuario del Centro Norte SAB de CV (a)	42,900	269,471
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	46,600	486,623
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	26,795	475,423
Grupo Bimbo SAB de CV Class A	189,900	398,168
Grupo Carso SAB de CV Series A1 (a)	72,300	197,460
Grupo Cementos de Chihuahua SAB de CV	23,900	165,707
Grupo Comercial Chedraui SA de CV	58,995	93,046
Security Description	Shares	Value
Grupo Financiero Banorte SAB de CV Series O (a)	304,600	$ 1,713,966
Grupo Financiero Inbursa SAB de CV Series O (a)	293,600	266,472
Grupo Herdez SAB de CV	50,857	109,815
Grupo Mexico SAB de CV Class B	366,500	1,924,884
Grupo Rotoplas SAB de CV	35,677	51,491
Grupo Televisa SAB Series CPO (a)	292,400	519,905
Industrias Penoles SAB de CV (a)	17,920	230,896
Infraestructura Energetica Nova SAB de CV (a)	67,000	258,300
Kimberly-Clark de Mexico SAB de CV Class A	195,500	333,756
La Comer SAB de CV	67,600	135,527
Macquarie Mexico Real Estate Management SA de CV REIT (c)	141,200	175,909
Megacable Holdings SAB de CV	45,900	164,303
Nemak SAB de CV (b)(c)	177,600	47,914
Orbia Advance Corp. SAB de CV	151,257	403,416
PLA Administradora Industrial S de RL de CV REIT	130,200	193,832
Prologis Property Mexico SA de CV REIT	65,714	141,028
Promotora y Operadora de Infraestructura SAB de CV	28,660	219,021
Qualitas Controladora SAB de CV (b)	31,100	170,878
Regional SAB de CV (a)	39,500	185,178
Telesites SAB de CV (a)(b)	193,400	200,863
Wal-Mart de Mexico SAB de CV	613,000	1,931,532
		20,375,340
MONGOLIA — 0.0% (e)
Turquoise Hill Resources, Ltd. (a)	11,770	189,541
NETHERLANDS — 2.8%
Aalberts NV	11,962	607,346
ABN AMRO Bank NV (a)(c)	50,843	619,070
Accell Group NV (a)	2,918	134,952
Adyen NV (a)(c)	2,186	4,890,481
Aegon NV	213,921	1,018,256
Akzo Nobel NV	23,284	2,607,401
Alfen Beheer B.V. (a)(c)	1,409	116,251
AMG Advanced Metallurgical Group NV	3,429	138,031
Arcadis NV (a)	8,303	339,206
Argenx SE (a)	5,303	1,460,924
ASM International NV	5,686	1,657,323
ASML Holding NV	51,363	31,209,690
ASR Nederland NV	16,948	761,104
Basic-Fit NV (a)(b)(c)	5,317	205,282

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BE Semiconductor Industries NV	8,499	$ 713,605
Boskalis Westminster (a)	9,394	302,296
Brack Capital Properties NV (a)	593	50,592
Brunel International NV (a)	2,457	31,880
CM.com NV (a)	1,086	32,930
Corbion NV	6,818	380,627
Eurocommercial Properties NV REIT (a)	4,112	90,857
Euronext NV (c)	6,427	648,858
EXOR NV	12,436	1,051,477
Flow Traders (c)	4,195	175,817
ForFarmers NV	3,364	23,248
Fugro NV (a)	9,893	104,006
Heineken Holding NV	13,774	1,228,713
Heineken NV (b)	31,155	3,208,334
IMCD NV	6,850	954,020
ING Groep NV	470,680	5,770,877
Intertrust NV (a)(c)	10,856	180,158
JDE Peet's NV (a)	8,626	317,324
Just Eat Takeaway (a)(c)	5,995	553,185
Just Eat Takeaway.com NV (a)(b)(c)	9,121	842,799
Koninklijke Ahold Delhaize NV	132,303	3,693,021
Koninklijke BAM Groep NV (a)	33,584	85,258
Koninklijke DSM NV	20,716	3,513,345
Koninklijke KPN NV	427,087	1,452,658
Koninklijke Philips NV (a)	109,934	6,289,071
Koninklijke Vopak NV (b)	8,312	414,698
NN Group NV	35,728	1,750,609
NSI NV REIT	2,214	87,951
OCI NV (a)	12,124	262,615
Pharming Group NV (a)(b)	79,859	103,666
PostNL NV (a)	54,115	262,991
Randstad NV (b)	14,244	1,004,123
Royal Dutch Shell PLC Class A	496,541	9,685,631
Royal Dutch Shell PLC Class B	449,411	8,277,702
SBM Offshore NV (b)	17,495	321,176
Shop Apotheke Europe NV (a)(c)	1,829	399,830
SIF Holding NV (a)	5,076	96,527
Signify NV (a)(c)	15,426	797,002
Sligro Food Group NV (a)	2,866	76,800
TKH Group NV	4,681	225,125
TomTom NV	6,283	58,152
Van Lanschot Kempen NV ADR (a)	3,795	106,377
Vastned Retail NV REIT	2,401	70,124
Wereldhave NV REIT (a)(b)	3,096	53,016
Wolters Kluwer NV	32,280	2,812,014
		104,326,402
Security Description	Shares	Value
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	75,568	$ 456,205
Air New Zealand, Ltd. (a)	39,625	47,455
Argosy Property, Ltd.	76,135	76,516
Auckland International Airport, Ltd. (a)	127,848	701,981
Chorus, Ltd.	59,266	293,869
Contact Energy, Ltd.	91,772	450,550
Fisher & Paykel Healthcare Corp., Ltd.	58,694	1,319,514
Fletcher Building, Ltd.	76,946	381,535
Genesis Energy, Ltd.	47,419	115,903
Goodman Property Trust REIT	102,558	162,328
Infratil, Ltd.	90,787	453,027
Kiwi Property Group, Ltd.	146,941	127,609
Mercury NZ, Ltd.	63,013	286,853
Meridian Energy, Ltd.	133,930	505,571
Oceania Healthcare, Ltd. (b)	174,253	156,209
Precinct Properties New Zealand, Ltd.	115,966	132,383
Pushpay Holdings, Ltd. (a)	141,424	206,016
Restaurant Brands New Zealand, Ltd. (a)	2,885	26,873
Ryman Healthcare, Ltd.	49,434	529,703
SKYCITY Entertainment Group, Ltd.	116,799	284,665
Spark New Zealand, Ltd.	218,520	685,622
Summerset Group Holdings, Ltd.	23,655	201,121
Synlait Milk, Ltd. (a)	12,214	29,169
Xero, Ltd. (a)	15,850	1,527,489
Z Energy, Ltd. (a)	93,478	185,272
		9,343,438
NORWAY — 0.5%
Aker ASA Class A	2,711	207,858
Atea ASA	13,837	235,686
Austevoll Seafood ASA	8,295	100,574
Bonheur ASA	2,172	57,504
Borregaard ASA	15,205	331,661
BW Offshore, Ltd.	10,003	41,388
Crayon Group Holding ASA (a)(c)	3,516	55,357
DNB ASA	111,389	2,374,879
DNO ASA (a)	50,331	55,282
Elkem ASA (c)	23,786	103,655
Entra ASA (c)	19,912	442,963
Equinor ASA	117,027	2,293,558
Europris ASA (c)	25,386	152,262
Fjordkraft Holding ASA (c)	8,055	65,770
Frontline, Ltd.	14,558	106,759
Gjensidige Forsikring ASA	23,016	540,865
Golden Ocean Group, Ltd.	7,871	54,586
Grieg Seafood ASA (a)(b)	5,761	57,128
Hexagon Composites ASA (a)	10,297	57,176

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hexagon Purus Holding A/S (a)	1,169	$ 7,087
Kongsberg Gruppen ASA	9,862	226,438
Leroy Seafood Group ASA	32,404	277,488
Mowi ASA	52,633	1,308,372
NEL ASA (a)	161,271	475,896
Nordic Semiconductor ASA (a)	18,468	331,657
Norsk Hydro ASA	154,764	992,799
Norway Royal Salmon ASA	1,201	28,673
Norwegian Finans Holding ASA (a)	13,593	152,867
Ocean Yield ASA (b)	29,146	100,382
Orkla ASA	86,433	848,904
Pexip Holding ASA (a)	7,600	85,194
Protector Forsikring ASA (a)	9,425	99,259
Salmar ASA	6,519	450,568
Sbanken ASA (c)	8,291	79,935
Scatec ASA (c)	13,666	413,998
Schibsted ASA Class A (a)	8,161	343,214
Schibsted ASA Class B (a)	12,003	430,268
Selvaag Bolig ASA	6,732	49,762
SpareBank 1 Nord Norge	9,611	91,873
SpareBank 1 Oestlandet	3,686	48,103
SpareBank 1 SMN	20,154	253,567
SpareBank 1 SR-Bank ASA	19,475	239,549
Stolt-Nielsen, Ltd.	2,737	40,463
Storebrand ASA (a)	73,126	737,912
Telenor ASA	83,789	1,477,241
TGS Nopec Geophysical Co. ASA	12,760	203,664
Tomra Systems ASA	12,775	554,169
Veidekke ASA	12,424	172,613
Wallenius Wilhelmsen ASA (a)	67,834	220,118
XXL ASA (a)(c)	14,987	32,761
		18,109,705
PAKISTAN — 0.0% (e)
Bank Alfalah, Ltd.	325,000	64,872
Habib Bank, Ltd.	53,000	40,324
MCB Bank, Ltd.	39,200	44,193
Millat Tractors, Ltd.	6,581	47,397
Oil & Gas Development Co., Ltd.	90,100	59,955
Pakistan Oilfields, Ltd.	24,150	60,081
Pakistan State Oil Co., Ltd.	58,500	88,355
		405,177
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (a)	25,300	253,759
Credicorp, Ltd.	7,900	1,078,903
Hochschild Mining PLC	31,281	84,461
Intercorp Financial Services, Inc. (b)	5,900	176,410
Security Description	Shares	Value
Southern Copper Corp.	10,000	$ 678,700
		2,272,233
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	180,220	128,099
Aboitiz Power Corp.	208,000	100,706
Alliance Global Group, Inc.	450,900	98,843
Ayala Corp.	38,170	581,938
Ayala Land, Inc.	1,138,900	806,000
Bank of the Philippine Islands	280,727	471,373
BDO Unibank, Inc.	193,893	407,460
Globe Telecom, Inc.	2,995	116,005
GT Capital Holdings, Inc.	6,657	71,593
International Container Terminal Services, Inc.	76,460	190,608
JG Summit Holdings, Inc.	414,050	509,698
Jollibee Foods Corp.	33,510	122,131
Manila Electric Co.	24,040	134,718
Megaworld Corp.	1,020,000	75,233
Metro Pacific Investments Corp.	974,000	75,050
Metropolitan Bank & Trust Co.	134,886	123,388
PLDT, Inc.	6,380	160,494
Puregold Price Club, Inc.	185,180	149,937
Robinsons Land Corp.	196,244	72,291
Security Bank Corp.	5,920	14,758
SM Investments Corp.	23,315	461,136
SM Prime Holdings, Inc.	1,286,200	927,468
Universal Robina Corp.	80,890	221,651
		6,020,578
POLAND — 0.2%
Alior Bank SA (a)	13,668	79,667
Allegro.eu SA (a)(c)	29,532	415,888
Asseco Poland SA	9,061	155,226
Bank Handlowy w Warszawie SA (a)	3,382	33,597
Bank Millennium SA (a)	64,815	62,154
Bank Polska Kasa Opieki SA (a)	21,210	379,587
Budimex SA	1,486	115,235
CCC SA (a)	4,227	97,844
CD Projekt SA (a)	7,767	374,965
Ciech SA (a)	2,728	25,614
Cyfrowy Polsat SA	29,396	220,209
Dino Polska SA (a)(c)	5,659	373,729
Enea SA (a)	20,497	32,984
Eurocash SA (a)	11,605	42,203
Grupa Azoty SA (a)	4,145	31,671
Grupa Lotos SA	9,571	105,315
Jastrzebska Spolka Weglowa SA (a)	9,529	71,431
KGHM Polska Miedz SA (a)	23,461	1,130,837
KRUK SA (a)	1,586	73,633
LPP SA (a)	134	275,912
mBank SA (a)	1,535	83,402

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Mercator Medical SA (a)	428	$ 37,637
Neuca SA	233	41,215
Orange Polska SA (a)	67,940	113,377
PGE Polska Grupa Energetyczna SA (a)	87,117	150,081
Polski Koncern Naftowy ORLEN SA	34,563	555,846
Polskie Gornictwo Naftowe i Gazownictwo SA	177,063	269,857
Powszechna Kasa Oszczednosci Bank Polski SA (a)	101,012	837,842
Powszechny Zaklad Ubezpieczen SA (a)	69,781	603,024
Santander Bank Polska SA (a)	3,603	199,599
Tauron Polska Energia SA (a)	97,650	64,143
TEN Square Games SA	370	48,571
Warsaw Stock Exchange	2,825	32,789
		7,135,084
PORTUGAL — 0.1%
Altri SGPS SA	8,438	64,710
Banco Comercial Portugues SA Class R (a)(b)	944,985	128,945
Corticeira Amorim SGPS SA	4,689	55,771
CTT-Correios de Portugal SA (a)	13,428	53,185
EDP - Energias de Portugal SA	326,244	1,867,326
Galp Energia SGPS SA	56,644	660,411
Jeronimo Martins SGPS SA	29,583	498,933
Navigator Co. SA	27,308	89,545
NOS SGPS SA	43,721	159,500
REN - Redes Energeticas Nacionais SGPS SA	43,185	120,798
Sonae SGPS SA	99,350	90,902
		3,790,026
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	25,614	137,813
Barwa Real Estate Co.	230,600	205,773
Commercial Bank PQSC	254,403	338,808
Doha Bank QPSC	321,420	200,391
Gulf International Services QSC (a)	149,047	61,158
Industries Qatar QSC	215,487	707,242
Masraf Al Rayan QSC	422,020	497,244
Mesaieed Petrochemical Holding Co.	504,113	257,526
Ooredoo QSC	134,267	260,716
Qatar Aluminium Manufacturing Co.	379,745	123,070
Qatar Electricity & Water Co. QSC	64,414	300,398
Qatar Fuel QSC	55,946	263,519
Qatar Gas Transport Co., Ltd.	386,091	334,556
Security Description	Shares	Value
Qatar Insurance Co. SAQ (a)	269,557	$ 182,864
Qatar International Islamic Bank QSC	85,174	204,455
Qatar Islamic Bank SAQ	132,961	601,082
Qatar National Bank QPSC	519,728	2,567,950
Qatar Navigation QSC	108,821	229,836
United Development Co. QSC	199,242	87,227
Vodafone Qatar QSC	240,260	108,549
		7,670,177
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	45,093	284,674
RUSSIA — 0.8%
Alrosa PJSC (a)	223,022	314,043
Evraz PLC	58,516	466,646
Gazprom PJSC ADR (d)	67,115	400,274
Gazprom PJSC ADR (b)(d)	56,669	339,731
Gazprom PJSC	1,169,820	3,521,910
Inter Rao Use PJSC (a)	5,356,000	362,628
LSR Group PJSC GDR	26,652	57,435
LUKOIL PJSC ADR	4,389	354,895
LUKOIL PJSC	44,289	3,584,466
Magnit PJSC GDR	43,871	657,626
Mail.Ru Group, Ltd. GDR (a)	10,000	229,000
Mechel PJSC ADR (a)	9,600	16,608
MMC Norilsk Nickel PJSC	7,580	2,369,793
Mobile TeleSystems PJSC ADR	38,700	322,758
Mobile TeleSystems PJSC	31,200	130,594
Moscow Exchange MICEX (a)	132,585	305,467
Novatek PJSC GDR	10,482	2,070,195
Novolipetskiy Steel PJSC (a)	113,250	361,440
Petropavlovsk PLC (a)	278,657	91,694
PhosAgro PJSC GDR	11,644	202,838
Polymetal International PLC	29,012	568,196
Polyus PJSC (a)	3,332	615,054
Polyus PJSC GDR	1,062	97,757
Rosneft Oil Co. PJSC	139,600	1,059,218
Rostelecom PJSC (a)	100,000	142,163
Sberbank of Russia PJSC ADR	26,760	412,238
Sberbank of Russia PJSC	1,185,420	4,567,836
Severstal PAO	18,520	378,597
Sistema PJSC FC GDR	40,100	362,504
Surgutneftegas PJSC Preference Shares	802,100	445,772
Surgutneftegas PJSC	888,900	404,849
Tatneft PJSC ADR (b)	3,048	142,738
Tatneft PJSC	151,038	1,193,004
TCS Group Holding PLC GDR	12,425	720,650
VTB Bank PJSC	437,390,000	246,688
X5 Retail Group NV GDR	12,063	388,911

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yandex NV Class A (a)	34,703	$ 2,223,074
		30,129,290
SAUDI ARABIA — 0.7%
Abdullah Al Othaim Markets Co.	1,991	67,103
Advanced Petrochemical Co.	8,106	157,780
Al Hammadi Co. for Development and Investment (a)	20,250	156,853
Al Rajhi Bank	140,673	3,705,869
Al Rajhi Co. for Co-operative Insurance (a)	4,209	98,985
Aldrees Petroleum and Transport Services Co.	5,468	103,808
Alinma Bank (a)	81,229	398,521
Almarai Co. JSC	20,087	278,510
Alujain Holding (a)	7,396	96,039
Arab National Bank	43,104	239,978
Arabian Cement Co.	9,227	107,022
Arriyadh Development Co.	18,294	106,435
Aseer Trading Tourism & Manufacturing Co. (a)	26,480	172,702
Bank AlBilad	27,799	260,912
Bank Al-Jazira	22,911	95,666
Banque Saudi Fransi	52,979	471,110
Bupa Arabia for Cooperative Insurance Co. (a)	9,718	309,906
City Cement Co.	6,348	43,924
Co. for Cooperative Insurance (a)	5,049	105,681
Dallah Healthcare Co.	7,407	104,082
Dar Al Arkan Real Estate Development Co. (a)	39,088	95,886
Dr Sulaiman Al Habib Medical Services Group Co.	6,029	199,338
Dur Hospitality Co.	12,960	107,470
Eastern Province Cement Co.	9,470	131,051
Emaar Economic City (a)	34,732	99,091
Etihad Etisalat Co. (a)	32,700	257,649
Fawaz Abdulaziz Al Hokair & Co. (a)	11,570	69,474
Herfy Food Services Co.	2,033	35,398
Jarir Marketing Co.	4,275	207,458
Leejam Sports Co. JSC (a)	3,769	72,759
Maharah Human Resources Co.	2,209	42,526
Middle East Healthcare Co. (a)	11,802	110,770
Mobile Telecommunications Co. (a)	51,843	207,350
Mouwasat Medical Services Co.	4,245	177,705
Najran Cement Co.	15,550	95,280
National Agriculture Development Co (a)	20,791	174,626
National Commercial Bank	157,343	2,227,739
Security Description	Shares	Value
National Gas & Industrialization Co. (a)	2,926	$ 25,317
National Industrialization Co. (a)	71,502	289,028
National Medical Care Co.	5,781	82,621
Northern Region Cement Co.	17,439	60,542
Qassim Cement Co.	1,837	41,683
Rabigh Refining & Petrochemical Co. (a)	13,507	60,865
Riyad Bank	157,995	945,341
SABIC Agri-Nutrients Co.	25,578	671,095
Sahara International Petrochemical Co.	26,583	156,646
Samba Financial Group (a)	112,539	1,155,277
Saudi Airlines Catering Co. (a)	4,009	81,240
Saudi Arabian Mining Co. (a)	41,436	629,760
Saudi Arabian Oil Co. (c)	252,638	2,425,066
Saudi Basic Industries Corp.	102,816	3,218,483
Saudi British Bank	94,385	663,141
Saudi Cement Co.	5,941	105,184
Saudi Ceramic Co. (a)	2,497	27,797
Saudi Chemical Co. Holding (a)	16,716	158,451
Saudi Co. For Hardware CJSC	5,311	84,259
Saudi Electricity Co.	89,964	563,714
Saudi Industrial Investment Group	16,632	144,129
Saudi Kayan Petrochemical Co. (a)	124,148	527,656
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	111,580
Saudi Public Transport Co. (a)	5,953	41,190
Saudi Real Estate Co. (a)	15,161	74,867
Saudi Research & Marketing Group (a)	4,483	93,117
Saudi Telecom Co.	63,988	2,163,417
Saudia Dairy & Foodstuff Co.	534	23,579
Savola Group	18,971	198,795
Seera Group Holding (a)	14,011	70,533
Southern Province Cement Co.	6,007	140,949
United Electronics Co.	5,677	158,939
United International Transportation Co.	1,592	18,635
Yamama Cement Co.	14,880	131,525
Yanbu Cement Co.	10,069	115,848
Yanbu National Petrochemical Co.	21,130	389,877
		27,242,602
SINGAPORE — 0.7%
Accordia Golf Trust	66,300	1,071
AEM Holdings, Ltd.	28,400	87,508
AIMS APAC REIT	50,300	48,293

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ARA LOGOS Logistics Trust REIT	143,456	$ 77,942
Ascendas India Trust	79,100	87,130
Ascendas Real Estate Investment Trust	384,374	872,537
Ascott Residence Trust	213,617	170,118
BOC Aviation, Ltd. (c)	21,300	206,303
BW LPG, Ltd. (c)	11,460	78,670
CapitaLand China Trust REIT	114,800	117,056
CapitaLand Integrated Commercial Trust REIT	541,488	874,538
CapitaLand, Ltd.	302,600	846,812
CDL Hospitality Trusts Stapled Security	95,800	88,413
China Aviation Oil Singapore Corp., Ltd.	29,800	25,063
City Developments, Ltd.	59,600	353,980
ComfortDelGro Corp., Ltd.	248,500	316,266
COSCO Shipping International Singapore Co., Ltd. (a)	128,400	26,758
DBS Group Holdings, Ltd.	216,791	4,645,291
Eagle Hospitality Trust Unit (a)(f)	112,600	7,713
ESR-REIT	195,708	56,807
Far East Hospitality Trust Stapled Security	140,900	66,067
First Resources, Ltd.	50,200	51,934
Frasers Centrepoint Trust REIT	148,092	271,142
Frasers Hospitality Trust Stapled Security	135,000	53,252
Frasers Logistics & Commercial Trust REIT	285,139	307,719
Genting Singapore, Ltd.	773,000	529,294
Golden Agri-Resources, Ltd.	774,500	121,052
GuocoLand, Ltd.	27,500	34,385
IGG, Inc.	92,000	118,573
Japfa, Ltd.	47,400	32,280
Kenon Holdings, Ltd.	1,959	59,627
Keppel Corp., Ltd.	173,900	688,559
Keppel DC REIT	149,800	301,027
Keppel Infrastructure Trust	573,500	234,761
Keppel Pacific Oak US REIT	76,700	55,224
Keppel REIT	186,200	169,071
Lendlease Global Commercial REIT	83,600	50,088
Manulife US Real Estate Investment Trust	204,200	149,066
Mapletree Commercial Trust REIT	272,368	429,756
Mapletree Industrial Trust REIT	196,700	401,130
Mapletree Logistics Trust REIT	349,049	501,388
Mapletree North Asia Commercial Trust REIT	285,500	225,238
NetLink NBN Trust	426,700	300,113
Security Description	Shares	Value
OUE Commercial Real Estate Investment Trust	194,900	$ 57,298
OUE, Ltd.	121,100	112,664
Oversea-Chinese Banking Corp., Ltd.	405,112	3,542,770
Parkway Life Real Estate Investment Trust	51,200	155,475
Prime US REIT	43,900	37,754
Raffles Medical Group, Ltd.	112,476	93,758
Sasseur Real Estate Investment Trust	189,800	125,723
SATS, Ltd. (a)(b)	81,900	265,157
Sembcorp Industries, Ltd.	112,700	154,338
Sembcorp Marine, Ltd. (a)	1,457,331	184,390
Sheng Siong Group, Ltd.	81,600	93,528
SIA Engineering Co., Ltd.	26,100	42,153
Singapore Airlines, Ltd. (a)	160,200	661,737
Singapore Exchange, Ltd.	97,000	719,775
Singapore Post, Ltd.	169,600	88,360
Singapore Press Holdings, Ltd. (b)	178,700	203,491
Singapore Technologies Engineering, Ltd.	188,400	545,457
Singapore Telecommunications, Ltd.	976,100	1,772,614
SPH REIT	110,900	72,222
Starhill Global REIT	183,300	76,398
StarHub, Ltd.	54,800	52,206
Suntec Real Estate Investment Trust	238,200	276,564
United Overseas Bank, Ltd.	142,193	2,733,585
UOL Group, Ltd.	55,433	325,931
Venture Corp., Ltd.	33,000	492,691
Wing Tai Holdings, Ltd.	35,900	51,301
Yoma Strategic Holdings, Ltd. (a)(b)	306,500	31,708
		27,108,063
SOUTH AFRICA — 1.2%
Absa Group, Ltd.	89,360	763,051
AECI, Ltd.	9,970	69,868
African Rainbow Minerals, Ltd.	12,579	236,915
Allied Electronics Corp., Ltd. Class A	22,953	15,544
Anglo American Platinum, Ltd. (b)	6,612	963,685
Anglo American PLC	149,722	5,871,795
Aspen Pharmacare Holdings, Ltd. (a)	46,634	455,910
Astral Foods, Ltd.	3,513	34,837
AVI, Ltd.	32,809	165,753
Barloworld, Ltd. (a)	19,472	119,037
Bid Corp., Ltd. (a)	40,067	776,065
Bidvest Group, Ltd. (b)	39,038	450,465
Capitec Bank Holdings, Ltd. (a)	8,493	816,639
Clicks Group, Ltd.	29,888	486,588

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Coronation Fund Managers, Ltd.	19,084	$ 70,824
DataTec, Ltd. (a)	38,866	68,434
Dis-Chem Pharmacies, Ltd. (a)(c)	31,283	48,642
Discovery, Ltd. (a)	45,293	406,667
DRDGOLD, Ltd. (b)	44,155	40,458
Equites Property Fund, Ltd. REIT	80,348	102,460
Exxaro Resources, Ltd.	35,745	420,867
FirstRand, Ltd. (b)	569,592	1,991,185
Fortress REIT, Ltd. Class A,	115,468	106,426
Foschini Group, Ltd. (a)	39,788	330,860
Gold Fields, Ltd.	106,173	988,731
Growthpoint Properties, Ltd. REIT	387,693	346,571
Harmony Gold Mining Co., Ltd. (a)	65,321	276,922
Impala Platinum Holdings, Ltd. (b)	93,966	1,741,899
Imperial Logistics, Ltd.	47,957	153,683
Investec PLC	72,538	219,377
Investec Property Fund, Ltd. REIT	58,715	38,570
Investec, Ltd.	34,578	101,325
JSE, Ltd.	20,858	157,725
KAP Industrial Holdings, Ltd. (a)	705,488	197,319
Kumba Iron Ore, Ltd.	7,387	304,410
Liberty Holdings, Ltd.	15,761	62,932
Life Healthcare Group Holdings, Ltd. (a)	159,853	200,273
Massmart Holdings, Ltd. (a)	12,565	46,801
Momentum Metropolitan Holdings	111,619	131,603
Motus Holdings, Ltd. (b)	19,611	114,336
Mr. Price Group, Ltd.	36,746	481,801
MTN Group, Ltd. (b)	203,834	1,198,881
MultiChoice Group, Ltd.	50,745	443,143
Naspers, Ltd. Class N	52,347	12,520,066
Nedbank Group, Ltd.	43,179	409,384
Netcare, Ltd. (a)	112,609	108,672
Ninety One, Ltd.	17,289	56,201
Northam Platinum, Ltd. (a)	42,629	743,036
Oceana Group, Ltd.	11,307	50,538
Old Mutual, Ltd. (d)	224,364	191,905
Old Mutual, Ltd. (b)(d)	315,585	266,995
Pick n Pay Stores, Ltd.	39,610	144,183
PSG Group, Ltd.	17,508	83,780
Rand Merchant Investment Holdings, Ltd.	87,829	182,186
Redefine Properties, Ltd. REIT (a)	565,715	143,668
Remgro, Ltd.	63,610	448,011
Resilient REIT, Ltd.	34,728	106,986
Reunert, Ltd.	15,137	51,768
Security Description	Shares	Value
Royal Bafokeng Platinum, Ltd. (a)(b)	14,538	$ 108,300
Sanlam, Ltd. (b)	207,751	837,546
Santam, Ltd. (a)	4,350	71,833
Sappi, Ltd. (a)	57,092	177,738
Sasol, Ltd. (a)	69,231	992,547
Shoprite Holdings, Ltd. (b)	57,639	613,307
Sibanye Stillwater, Ltd. (b)	352,596	1,552,103
SPAR Group, Ltd.	20,791	267,367
Standard Bank Group, Ltd.	154,813	1,315,039
Steinhoff International Holdings NV (a)(b)	418,971	66,394
Stor-Age Property REIT, Ltd.	43,685	38,755
Super Group, Ltd. (a)	99,955	201,044
Telkom SA SOC, Ltd.	39,144	112,293
Tiger Brands, Ltd.	17,906	255,562
Transaction Capital, Ltd. (a)	44,692	93,674
Truworths International, Ltd.	45,425	147,169
Vodacom Group, Ltd.	73,684	630,041
Vukile Property Fund, Ltd. REIT	94,716	55,484
Wilson Bayly Holmes-Ovcon, Ltd. (a)	5,617	37,248
Woolworths Holdings, Ltd. (a)	119,867	401,417
		45,501,517
SOUTH KOREA — 4.0%
ABLBio, Inc. (a)	2,537	48,980
Ace Technologies Corp. (a)	3,286	59,376
AfreecaTV Co., Ltd.	572	39,675
Ahnlab, Inc.	2,297	132,939
Alteogen, Inc. (a)	2,946	233,233
Amicogen, Inc. (a)	3,467	116,256
Amorepacific Corp.	3,822	872,973
AMOREPACIFIC Group	3,321	190,442
Ananti, Inc. (a)	6,092	39,887
Anterogen Co., Ltd. (a)	721	31,248
Asiana Airlines, Inc. (a)	10,835	145,041
BGF retail Co., Ltd.	795	110,987
BH Co., Ltd.	730	11,578
Binex Co., Ltd. (a)	5,433	122,654
BNK Financial Group, Inc.	27,622	165,720
Boditech Med, Inc.	1,505	22,540
Boryung Pharmaceutical Co., Ltd.	2,543	46,737
Bukwang Pharmaceutical Co., Ltd.	3,983	83,056
Cafe24 Corp. (a)	1,515	43,640
Cellivery Therapeutics, Inc. (a)	1,476	166,282
Celltrion Healthcare Co., Ltd. (a)	8,072	969,995
Celltrion Pharm, Inc. (a)	1,773	234,990
Celltrion, Inc. (a)	11,542	3,309,370
Chabiotech Co., Ltd. (a)	3,560	59,137
Cheil Worldwide, Inc.	7,506	140,934

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Chong Kun Dang Pharmaceutical Corp.	637	$ 77,673
Chunbo Co., Ltd.	931	133,840
CJ CGV Co., Ltd. (a)	2,246	55,666
CJ CheilJedang Corp.	942	342,091
CJ Corp.	1,847	153,407
CJ ENM Co., Ltd.	1,018	127,998
CJ Logistics Corp. (a)	1,096	177,219
CMG Pharmaceutical Co., Ltd. (a)	11,128	43,116
Com2uSCorp	2,104	314,182
Cosmax, Inc. (a)	682	73,518
Coway Co., Ltd.	6,030	348,986
CrystalGenomics, Inc. (a)	7,875	98,807
CS Wind Corp.	3,456	231,469
Daeduck Electronics Co., Ltd.	8,563	105,926
Daejoo Electronic Materials Co., Ltd.	1,149	42,082
Daesang Corp.	4,987	110,822
Daewoo Engineering & Construction Co., Ltd. (a)	24,328	142,088
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	3,568	89,220
Daewoong Co., Ltd.	2,154	62,236
Daewoong Pharmaceutical Co., Ltd.	429	50,604
Daishin Securities Co., Ltd.	3,580	51,403
Daou Technology, Inc.	6,450	154,162
Dawonsys Co., Ltd.	2,479	39,866
DB HiTek Co., Ltd.	4,076	202,765
DB Insurance Co., Ltd.	5,525	230,910
Dentium Co., Ltd.	795	45,027
DGB Financial Group, Inc.	20,410	152,207
DIO Corp. (a)	4,286	141,447
DL E&C Co., Ltd. (a)	1,869	198,997
DL Holdings Co., Ltd.	1,200	92,777
Dong-A Socio Holdings Co., Ltd.	363	34,640
Dong-A ST Co., Ltd.	542	40,084
Dongjin Semichem Co., Ltd.	5,592	161,077
DongKook Pharmaceutical Co., Ltd.	4,240	104,899
Dongkuk Steel Mill Co., Ltd.	14,784	178,309
Dongsuh Cos., Inc.	2,706	76,392
Doosan Bobcat, Inc. (a)	5,752	213,969
Doosan Fuel Cell Co., Ltd. (a)	2,353	106,657
Doosan Heavy Industries & Construction Co., Ltd. (a)	15,737	180,765
Doosan Infracore Co., Ltd. (a)	12,565	126,011
DoubleUGames Co., Ltd.	843	51,023
Douzone Bizon Co., Ltd.	2,524	219,003
Duk San Neolux Co., Ltd. (a)	1,243	49,698
Echo Marketing, Inc.	1,570	36,484
Ecopro BM Co., Ltd.	1,459	210,132
Security Description	Shares	Value
Ecopro Co., Ltd.	3,500	$ 176,894
E-MART, Inc.	2,133	322,282
ENF Technology Co., Ltd.	1,064	37,276
Enzychem Lifesciences Corp. (a)	1,168	125,392
Eo Technics Co., Ltd.	1,483	155,409
Eubiologics Co., Ltd. (a)	2,973	53,720
Eugene Technology Co., Ltd.	1,603	63,100
F&F Co., Ltd.	610	68,721
Feelux Co., Ltd. (a)	10,681	32,607
Fila Holdings Corp.	5,207	198,526
Foosung Co., Ltd. (a)	13,563	125,833
GemVax & Kael Co., Ltd. (a)	2,866	61,283
Geneonelifescience, Inc. (a)	4,103	42,417
Genexine, Inc. (a)	2,807	236,862
Grand Korea Leisure Co., Ltd. (a)	3,328	48,961
Green Cross Corp.	671	213,736
Green Cross Holdings Corp.	5,248	161,602
Green Cross LabCell Corp.	1,225	109,863
GS Engineering & Construction Corp.	6,894	261,932
GS Holdings Corp.	5,913	204,284
GS Home Shopping, Inc.	344	45,623
GS Retail Co., Ltd.	3,570	120,341
G-treeBNT Co., Ltd. (a)	2,091	21,709
Hana Financial Group, Inc.	35,709	1,350,427
Hana Tour Service, Inc. (a)	978	58,589
Hanall Biopharma Co., Ltd. (a)	2,599	52,589
Handsome Co., Ltd.	1,555	55,784
Hanjin Transportation Co., Ltd.	992	37,690
Hankook & Co. Co., Ltd	2,676	43,743
Hankook Shell Oil Co., Ltd.	332	73,924
Hankook Tire & Technology Co., Ltd.	8,351	361,932
Hanmi Pharm Co., Ltd.	762	213,097
Hanmi Semiconductor Co., Ltd.	2,660	57,348
Hanon Systems	20,102	313,497
Hansae Co., Ltd.	2,164	38,337
Hansol Chemical Co., Ltd.	1,234	262,774
Hansol Paper Co., Ltd.	6,147	77,941
Hanssem Co., Ltd.	2,499	257,242
Hanwha Aerospace Co., Ltd.	4,757	171,912
Hanwha Corp.	3,640	102,438
Hanwha Life Insurance Co., Ltd.	31,079	88,150
Hanwha Solutions Corp. (a)	15,319	678,137
Hanwha Systems Co., Ltd.	7,274	142,041
HDC Holdings Co., Ltd.	4,125	41,004
HDC Hyundai Development Co-Engineering & Construction Class E	3,261	84,568
Helixmith Co., Ltd. (a)	3,206	73,086
Hite Jinro Co., Ltd.	2,855	92,959

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HLB Life Science Co., Ltd. (a)	9,320	$ 97,585
HLB, Inc. (a)	15,532	537,976
HMM Co., Ltd. (a)	32,104	822,634
Hotel Shilla Co., Ltd.	3,574	274,425
Huchems Fine Chemical Corp.	1,984	38,216
Hugel, Inc. (a)	1,296	204,406
Hyosung Advanced Materials Corp. (a)	308	103,551
Hyosung Chemical Corp. (a)	809	220,880
Hyosung Corp.	858	67,397
Hyosung Heavy Industries Corp. (a)	563	39,001
Hyosung TNC Corp.	279	141,256
Hyundai Autoever Corp.	571	59,534
Hyundai Bioscience Co., Ltd. (a)	4,204	159,914
Hyundai Construction Equipment Co., Ltd. (a)	1,360	64,650
Hyundai Department Store Co., Ltd.	1,309	104,905
Hyundai Electric & Energy System Co., Ltd. (a)	2,175	40,262
Hyundai Elevator Co., Ltd.	2,938	118,896
Hyundai Engineering & Construction Co., Ltd.	9,334	363,298
Hyundai Glovis Co., Ltd.	2,254	373,426
Hyundai Greenfood Co., Ltd.	5,265	49,080
Hyundai Heavy Industries Holdings Co., Ltd.	1,006	259,111
Hyundai Home Shopping Network Corp.	629	44,962
Hyundai Marine & Fire Insurance Co., Ltd.	7,551	163,463
Hyundai Mipo Dockyard Co., Ltd. (a)	2,892	170,952
Hyundai Mobis Co., Ltd.	7,998	2,063,544
Hyundai Motor Co.	17,867	3,441,578
Hyundai Motor Co. Preference Shares (d)	4,369	378,319
Hyundai Motor Co. Preference Shares (d)	2,761	243,958
Hyundai Rotem Co., Ltd. (a)	7,810	140,432
Hyundai Steel Co.	11,444	485,871
Hyundai Wia Corp.	1,507	102,664
Iljin Materials Co., Ltd.	2,771	166,248
Ilyang Pharmaceutical Co., Ltd.	1,234	36,036
Industrial Bank of Korea	28,125	227,634
Innocean Worldwide, Inc.	814	44,233
iNtRON Biotechnology, Inc. (a)	5,323	121,346
IS Dongseo Co., Ltd.	3,285	164,577
JB Financial Group Co., Ltd.	11,582	67,031
Jin Air Co., Ltd. (a)	2,164	39,198
JW Pharmaceutical Corp.	1,488	38,983
Security Description	Shares	Value
JYP Entertainment Corp.	4,449	$ 139,946
Kakao Corp.	6,871	3,023,422
Kangwon Land, Inc. (a)	11,437	255,671
KB Financial Group, Inc.	47,480	2,357,743
KCC Corp.	576	120,875
KEPCO Plant Service & Engineering Co., Ltd.	2,035	56,640
Kia Motors Corp.	31,476	2,305,598
KIWOOM Securities Co., Ltd.	2,328	259,181
KMW Co., Ltd. (a)	2,663	152,239
Koentec Co., Ltd.	12,880	101,856
Koh Young Technology, Inc.	1,079	109,640
Kolmar BNH Co., Ltd.	790	38,392
Kolmar Korea Co., Ltd.	1,275	64,665
Kolon Industries, Inc.	1,620	85,598
Komipharm International Co., Ltd. (a)	4,676	42,349
Korea Aerospace Industries, Ltd.	7,786	252,826
Korea Electric Power Corp.	30,559	625,086
Korea Electric Terminal Co., Ltd.	599	38,160
Korea Gas Corp. (a)	2,420	72,060
Korea Investment Holdings Co., Ltd.	5,577	421,817
Korea Line Corp. (a)	14,055	42,534
Korea Petrochemical Ind Co., Ltd.	507	145,817
Korea Real Estate Investment & Trust Co., Ltd.	40,468	86,174
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	5,025	592,744
Korea United Pharm, Inc.	955	41,685
Korea Zinc Co., Ltd.	998	360,224
Korean Air Lines Co., Ltd. (a)	18,693	449,260
Korean Reinsurance Co.	8,166	61,042
KT&G Corp.	14,027	1,008,878
Kuk-il Paper Manufacturing Co., Ltd. (a)	9,131	46,795
Kumho Petrochemical Co., Ltd.	2,104	492,653
Kwang Dong Pharmaceutical Co., Ltd.	12,503	94,677
L&C Bio Co., Ltd.	1,326	39,133
L&F Co., Ltd.	3,082	213,500
LEENO Industrial, Inc.	1,191	164,693
LegoChem Biosciences, Inc. (a)	2,417	119,809
LG Chem, Ltd.	5,537	3,938,401
LG Chem, Ltd. Preference Shares	885	300,278
LG Corp.	11,329	904,919
LG Display Co., Ltd. (a)	27,955	561,941
LG Electronics, Inc.	12,835	1,701,127
LG Hausys, Ltd.	1,772	133,086
LG Household & Health Care, Ltd.	1,131	1,568,960

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
LG Household & Health Care, Ltd. Preference Shares	252	$ 152,525
LG Innotek Co., Ltd.	1,707	309,952
LG International Corp.	14,247	401,572
LG Uplus Corp.	23,441	253,724
LIG Nex1 Co., Ltd.	1,266	44,913
Lock&Lock Co., Ltd. (a)	10,907	142,150
Lotte Chemical Corp.	2,014	535,643
Lotte Chilsung Beverage Co., Ltd.	412	49,691
Lotte Corp.	2,576	77,388
LOTTE Fine Chemical Co., Ltd.	1,634	84,750
LOTTE Himart Co., Ltd.	1,139	42,168
LOTTE Reit Co., Ltd.	12,988	59,790
Lotte Shopping Co., Ltd.	1,360	151,412
Lotte Tour Development Co., Ltd. (a)	3,330	55,022
LS Corp.	1,645	99,565
LS Electric Co., Ltd.	1,393	74,958
Mando Corp. (a)	5,035	292,735
Mcnex Co., Ltd.	1,909	93,616
Medipost Co., Ltd. (a)	1,600	48,845
MedPacto, Inc. (a)	1,028	80,750
Medy-Tox, Inc.	541	90,155
MegaStudyEdu Co., Ltd.	453	23,656
Meritz Financial Group, Inc.	4,627	70,320
Meritz Fire & Marine Insurance Co., Ltd.	4,627	79,110
Meritz Securities Co., Ltd.	69,541	283,264
Mezzion Pharma Co., Ltd. (a)	617	82,539
Mirae Asset Daewoo Co., Ltd.	47,797	416,416
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,768	109,428
Naturecell Co., Ltd. (a)	12,479	109,932
NAVER Corp.	14,866	4,952,049
NCSoft Corp.	1,987	1,532,716
NEPES Corp. (a)	1,564	52,168
Netmarble Corp. (c)	2,574	293,392
NH Investment & Securities Co., Ltd.	14,985	154,252
NHN Corp. (a)	885	56,693
NHN KCP Corp. (a)	1,369	60,603
NICE Holdings Co., Ltd.	2,514	37,985
NICE Information Service Co., Ltd.	10,100	226,229
NKMax Co., Ltd. (a)	9,231	146,815
NongShim Co., Ltd.	521	130,509
OCI Co., Ltd. (a)	2,871	308,219
OptoElectronics Solutions Co., Ltd.	961	39,357
Orion Corp/Republic of Korea	2,730	315,997
Oscotec, Inc. (a)	4,726	166,825
Osstem Implant Co., Ltd.	1,153	86,596
Ottogi Corp.	114	57,416
Pan Ocean Co., Ltd.	32,127	175,148
Security Description	Shares	Value
Paradise Co., Ltd. (a)	4,113	$ 60,509
Partron Co., Ltd.	11,769	111,269
Pearl Abyss Corp. (a)	605	164,701
Pharmicell Co., Ltd. (a)	11,563	153,765
PI Advanced Materials Co., Ltd.	1,584	63,962
Poongsan Corp.	1,946	57,602
POSCO	8,874	2,509,105
POSCO Chemtech Co., Ltd.	3,106	425,385
Posco ICT Co., Ltd.	6,124	39,772
Posco International Corp.	6,646	118,327
RFHIC Corp.	1,181	39,810
S&S Tech Corp.	1,616	45,978
S&T Motiv Co., Ltd.	938	51,469
S-1 Corp.	1,546	111,604
Sam Chun Dang Pharm Co., Ltd. (a)	2,749	123,878
SAM KANG M&T Co., Ltd. (a)	5,577	105,454
Samsung Biologics Co., Ltd. (a)(c)	1,954	1,291,444
Samsung C&T Corp.	9,981	1,097,976
Samsung Card Co., Ltd.	3,804	115,792
Samsung Electro-Mechanics Co., Ltd.	6,708	1,111,332
Samsung Electronics Co., Ltd. Preference Shares	99,295	6,404,714
Samsung Electronics Co., Ltd.	576,285	41,448,729
Samsung Engineering Co., Ltd. (a)	16,699	206,570
Samsung Fire & Marine Insurance Co., Ltd.	3,633	609,914
Samsung Heavy Industries Co., Ltd. (a)	51,399	352,878
Samsung Life Insurance Co., Ltd.	8,580	592,090
Samsung SDI Co., Ltd.	6,638	3,871,067
Samsung SDS Co., Ltd.	4,063	694,668
Samsung Securities Co., Ltd.	7,238	252,299
Samwha Capacitor Co., Ltd.	848	51,176
Sang-A Frontec Co., Ltd.	993	46,239
Sangsangin Co., Ltd. (a)	7,698	45,028
Sebang Global Battery Co., Ltd.	1,623	111,713
Seegene, Inc.	2,072	238,186
Seojin System Co., Ltd. (a)	2,971	122,331
Seoul Semiconductor Co., Ltd.	9,084	148,490
SFA Engineering Corp.	1,624	58,187
SFA Semicon Co., Ltd. (a)	9,437	62,955
Shin Poong Pharmaceutical Co., Ltd.	3,440	258,665
Shinhan Financial Group Co., Ltd.	52,449	1,735,556
Shinsegae International, Inc.	226	40,437
Shinsegae, Inc.	786	195,154
Shinsung E&G Co., Ltd. (a)	13,547	39,381

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Silicon Works Co., Ltd.	1,216	$ 81,228
SillaJen, Inc. (a)(f)	6,523	52,305
SIMMTECH Co., Ltd.	2,199	42,552
SK Biopharmaceuticals Co., Ltd. (a)	3,221	293,142
SK Chemicals Co., Ltd.	823	182,162
SK Discovery Co., Ltd.	2,244	120,552
SK Holdings Co., Ltd.	4,229	1,053,747
SK Hynix, Inc.	65,627	7,683,302
SK Innovation Co., Ltd. (a)	6,509	1,259,528
SK Materials Co., Ltd.	571	156,908
SK Networks Co., Ltd.	13,470	67,008
SK Telecom Co., Ltd.	4,637	1,126,729
SKC Co., Ltd.	2,369	268,979
SM Entertainment Co., Ltd. (a)	1,656	43,311
S-Oil Corp. (a)	5,413	388,368
Solid, Inc. (a)	4,788	38,245
Solus Advanced Materials Co, Ltd.	1,317	54,868
Soulbrain Co., Ltd.	458	117,237
Soulbrain Holdings Co., Ltd. (a)	567	21,242
ST Pharm Co., Ltd. (a)	2,098	158,126
Suheung Co., Ltd.	2,578	116,400
Taeyoung Engineering & Construction Co., Ltd.	1,805	19,139
Telcon RF Pharmaceutical, Inc. (a)	8,430	37,392
TES Co., Ltd.	1,592	48,108
Tesna, Inc.	1,124	46,926
Tokai Carbon Korea Co., Ltd.	499	82,671
TY Holdings Co., Ltd. (a)	1,741	40,458
Unison Co., Ltd. (a)	11,442	43,321
UniTest, Inc. (a)	4,511	88,088
Value Added Technology Co., Ltd.	3,331	89,621
Vieworks Co., Ltd.	3,440	109,575
Webzen, Inc. (a)	4,173	152,835
Wemade Co., Ltd.	1,111	58,900
WONIK IPS Co., Ltd.	5,486	250,609
Woori Financial Group, Inc.	65,986	588,874
YG Entertainment, Inc. (a)	2,609	102,585
Youngone Corp.	2,057	72,702
Yuhan Corp.	5,675	315,905
Yungjin Pharmaceutical Co., Ltd. (a)	22,295	120,955
Zinus, Inc.	865	60,686
		150,918,240
SPAIN — 1.4%
Acciona SA	2,369	397,874
Acerinox SA	17,523	229,117
ACS Actividades de Construccion y Servicios SA	31,039	1,030,928
Aedas Homes SA (a)(c)	1,963	51,679
Security Description	Shares	Value
Aena SME SA (a)(c)	8,363	$ 1,359,355
Almirall SA	10,710	162,756
Amadeus IT Group SA (a)	53,945	3,828,184
AmRest Holdings SE (a)	7,136	57,869
Applus Services SA (a)	16,808	174,432
Atresmedia Corp. de Medios de Comunicacion SA (a)	10,812	44,704
Banco Bilbao Vizcaya Argentaria SA	798,444	4,153,406
Banco de Sabadell SA	610,874	327,390
Banco Santander SA (a)	2,076,450	7,069,985
Bankinter SA	79,229	551,257
Befesa SA (c)	3,480	233,541
CaixaBank SA	547,738	1,698,872
Cellnex Telecom SA (b)(c)	38,194	2,204,069
Cia de Distribucion Integral Logista Holdings SA	7,948	157,868
CIE Automotive SA	7,659	200,916
Construcciones y Auxiliar de Ferrocarriles SA	1,714	78,766
Corp. Financiera Alba SA	1,589	79,091
Distribuidora Internacional de Alimentacion SA (a)(b)	401,966	56,739
Ebro Foods SA	7,072	146,120
eDreams ODIGEO SA (a)	11,015	60,975
Enagas SA	28,541	621,239
Ence Energia y Celulosa SA (a)	12,316	61,591
Endesa SA	38,034	1,008,462
Euskaltel SA (c)	8,122	105,958
Faes Farma SA	35,119	150,861
Ferrovial SA	59,874	1,564,322
Fluidra SA	10,095	288,904
Fomento de Construcciones y Contratas SA	9,168	108,398
Gestamp Automocion SA (a)(c)	33,976	172,746
Global Dominion Access SA (c)	10,388	52,560
Grifols SA	34,322	900,762
Grupo Catalana Occidente SA	4,936	197,243
Iberdrola SA	732,687	9,459,476
Indra Sistemas SA (a)(b)	12,047	106,120
Industria de Diseno Textil SA	130,621	4,313,878
Inmobiliaria Colonial Socimi SA REIT	30,167	292,683
Lar Espana Real Estate Socimi SA REIT (a)	11,653	69,848
Liberbank SA (a)	179,722	64,636
Mapfre SA	127,893	266,955
Mediaset Espana Comunicacion SA (a)	14,887	88,621
Melia Hotels International SA (a)(b)	10,443	77,754
Merlin Properties Socimi SA REIT	44,167	452,650

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Metrovacesa SA (a)(c)	5,449	$ 47,391
Naturgy Energy Group SA	35,641	875,477
Neinor Homes SA (c)	7,187	88,523
Pharma Mar SA (b)	1,592	185,143
Prosegur Cash SA (c)	40,918	37,367
Prosegur Cia de Seguridad SA	36,398	115,930
Red Electrica Corp. SA	49,670	881,495
Repsol SA	179,744	2,230,832
Sacyr SA	40,645	104,234
Siemens Gamesa Renewable Energy SA	28,547	1,107,192
Solaria Energia y Medio Ambiente SA (a)	9,631	204,653
Solarpack Corp. Tecnologica SA (a)	1,792	44,018
Talgo SA (a)(b)(c)	12,764	64,282
Tecnicas Reunidas SA (a)(b)	2,480	36,318
Telefonica SA	604,378	2,711,311
Unicaja Banco SA (a)(c)	73,212	73,785
Viscofan SA	4,733	327,643
Zardoya Otis SA	20,430	130,862
		54,048,016
SWEDEN — 2.4%
Sinch AB (a)(c)	4,227	744,888
AAK AB	20,531	465,677
AcadeMedia AB (c)	15,147	142,324
Adapteo Oyj (a)	6,042	77,637
AddTech AB Class B	31,123	464,187
AF POYRY AB (a)	11,796	349,700
Alfa Laval AB (a)	37,671	1,140,982
Alimak Group AB (c)	6,075	97,576
Ambea AB (a)(c)	7,348	61,119
Arjo AB Class B	22,985	171,538
Assa Abloy AB Class B	119,826	3,450,584
Atlas Copco AB Class A	81,030	4,941,953
Atlas Copco AB Class B	46,651	2,432,555
Atrium Ljungberg AB Class B	4,091	73,406
Attendo AB (a)(c)	18,258	103,897
Avanza Bank Holding AB	15,667	487,824
Axfood AB	12,565	300,996
Bactiguard Holding AB (a)(b)	1,927	38,136
Beijer Ref AB	7,727	340,239
Betsson AB	15,247	141,777
BHG Group AB (a)	11,584	193,237
Bilia AB Class A (a)	10,517	156,133
BillerudKorsnas AB	21,357	397,796
BioArctic AB (a)(c)	3,632	37,919
BioGaia AB Class B	1,663	78,225
Biotage AB (a)	5,013	88,570
Boliden AB	32,752	1,217,449
Bonava AB Class B (a)	9,858	114,456
BoneSupport Holding AB (a)(c)	5,159	35,513
Boozt AB (a)(c)	10,974	229,393
Bravida Holding AB (c)	21,892	302,147
Security Description	Shares	Value
Bufab AB (a)	6,983	$ 172,646
Bure Equity AB	5,956	204,995
Calliditas Therapeutics AB Class B (a)(b)	2,965	41,500
Camurus AB (a)	6,510	156,097
Cantargia AB (a)	9,258	32,820
Castellum AB (b)	26,649	588,850
Catena AB	4,150	183,306
Cellavision AB (a)	1,868	69,437
CELLINK AB Class B (a)	2,364	101,842
Cibus Nordic Real Estate AB	6,949	130,748
Clas Ohlson AB Class B (a)	7,371	79,196
Cloetta AB Class B	28,896	84,736
Collector AB (a)(b)	28,130	86,491
Coor Service Management Holding AB (a)(c)	8,780	71,418
Creades AB Class A (b)	482	45,787
Dios Fastigheter AB	9,118	75,109
Dometic Group AB (a)(c)	33,950	493,302
Duni AB (a)	3,551	42,777
Dustin Group AB (c)	10,657	109,060
Electrolux AB Class B (b)	26,964	749,249
Electrolux Professional AB Class B (a)	24,031	124,893
Elekta AB Class B (b)	44,136	573,455
Embracer Group AB (a)	28,073	773,623
Epiroc AB Class A	78,786	1,787,900
Epiroc AB Class B	47,057	982,300
EQT AB	28,748	948,229
Essity AB Class B (b)	72,756	2,302,970
Evolution Gaming Group AB (c)	20,390	3,008,334
Fabege AB (b)	30,368	410,247
Fastighets AB Balder Class B (a)	11,621	576,764
Fingerprint Cards AB Class B (a)	31,312	104,717
Fortnox AB	5,233	233,544
GARO AB (a)	603	40,540
Getinge AB Class B (b)	27,601	767,899
Granges AB (a)	14,369	187,107
H & M Hennes & Mauritz AB Class B (a)(b)	96,044	2,167,968
Hansa Biopharma AB (a)	5,880	102,471
Hexagon AB Class B	33,647	3,109,808
Hexpol AB	31,802	359,749
HMS Networks AB (a)	2,574	81,505
Holmen AB Class B	11,234	494,145
Hufvudstaden AB Class A (b)	11,937	173,927
Husqvarna AB Class B	50,075	722,719
ICA Gruppen AB	11,542	565,427
Industrivarden AB Class A (a)	12,794	471,465
Industrivarden AB Class C (a)	19,084	670,851
Indutrade AB (a)	32,907	761,109
Instalco AB	4,857	178,036
Intrum AB	7,683	246,807

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Investment AB Latour Class B	16,990	$ 440,914
Investment AB Oresund	2,989	47,803
Investor AB Class B (a)	54,962	4,391,260
INVISIO Communications AB	4,200	100,708
Inwido AB (a)	4,681	77,334
JM AB (b)	6,004	203,479
John Mattson Fastighetsforetagen AB (a)	3,703	58,542
Karo Pharma AB (a)	17,994	105,904
K-fast Holding AB (a)	1,038	32,154
Kinnevik AB Class B	28,921	1,408,838
Klovern AB Class B	52,490	91,716
KNOW IT AB (a)	2,060	64,284
Kungsleden AB	20,343	212,969
L E Lundbergforetagen AB Class B (a)	9,305	509,003
LeoVegas AB (c)	19,551	114,731
Lifco AB Class B	4,864	453,124
Lime Technologies AB	946	39,506
Lindab International AB	8,991	182,062
Loomis AB	9,084	276,804
Lundin Energy AB	22,219	699,482
Mekonomen AB (a)	8,779	130,029
MIPS AB	4,306	308,761
Modern Times Group MTG AB Class B (a)	12,619	183,140
Munters Group AB (a)(c)	17,152	142,666
Mycronic AB (b)	7,989	187,894
NCC AB Class B	8,969	151,673
Nibe Industrier AB Class B	37,341	1,160,119
Nobia AB (a)	16,815	128,288
Nobina AB (a)(c)	12,721	106,978
Nolato AB Class B (a)	2,162	192,976
Nordic Entertainment Group AB Class B (a)	8,794	392,266
Nyfosa AB (a)	17,984	185,281
Oncopeptides AB (a)(c)	5,199	86,488
Pandox AB (a)(b)	10,139	172,157
Paradox Interactive AB	5,166	116,758
Peab AB Class B (a)	20,077	243,237
Platzer Fastigheter Holding AB Class B	6,400	76,216
PowerCell Sweden AB (a)	4,167	123,246
Ratos AB Class B	39,105	212,836
Resurs Holding AB (a)(c)	13,518	74,070
Saab AB Class B (a)	8,711	238,855
Sagax AB Class D	13,000	48,249
Samhallsbyggnadsbolaget i Norden AB (b)	99,213	309,375
Samhallsbyggnadsbolaget i Norden AB Class D (b)	13,235	45,173
Sandvik AB (a)	134,967	3,694,587
SAS AB (a)	395,212	91,227
Scandi Standard AB (a)	10,379	75,375
Scandic Hotels Group AB (a)(b)(c)	16,583	68,491
Security Description	Shares	Value
Sdiptech AB Class B (a)	2,220	$ 84,813
Securitas AB Class B	37,434	637,765
Sedana Medical AB (a)	1,478	55,703
Skandinaviska Enskilda Banken AB Class A (b)	194,571	2,376,247
Skanska AB Class B (b)	40,735	1,023,481
SKF AB Class B (b)	45,613	1,298,848
SkiStar AB (a)	6,323	86,760
SSAB AB Class A (a)	51,377	272,143
SSAB AB Class B (a)	67,591	327,475
Stillfront Group AB (a)	32,010	296,549
Storytel AB (a)	6,381	169,842
Svenska Cellulosa AB SCA Class B (a)	72,432	1,284,302
Svenska Handelsbanken AB Class A (b)	186,000	2,024,249
Svolder AB Class B	2,235	55,899
Sweco AB Class B	22,859	373,977
Swedbank AB Class A	108,266	1,911,607
Swedish Match AB	19,391	1,516,788
Swedish Orphan Biovitrum AB (a)	22,376	358,502
Tele2 AB Class B	60,435	816,773
Telefonaktiebolaget LM Ericsson Class B	352,200	4,669,035
Telia Co. AB	293,352	1,273,190
Thule Group AB (a)(c)	12,521	544,722
Tobii AB (a)	20,023	143,230
Trelleborg AB Class B (a)	29,000	738,616
Troax Group AB	7,112	198,274
Vitrolife AB (a)	7,799	229,417
Volvo AB Class B (a)(b)	171,844	4,355,098
Wallenstam AB Class B	18,651	255,276
Wihlborgs Fastigheter AB	15,160	288,197
Xvivo Perfusion AB (a)	4,152	130,520
		91,580,034
SWITZERLAND — 5.3%
ABB, Ltd.	224,420	6,810,216
Adecco Group AG	18,452	1,247,713
Alcon, Inc. (a)	60,494	4,253,831
Allreal Holding AG	1,651	334,007
ALSO Holding AG	874	251,664
APG SGA SA (a)	139	32,271
Arbonia AG	6,222	110,801
Aryzta AG	102,583	114,556
Ascom Holding AG (a)	3,750	57,934
Autoneum Holding AG (a)	289	54,444
Bachem Holding AG Class B	593	255,183
Baloise Holding AG	5,597	956,274
Banque Cantonale Vaudoise	3,466	339,548
Barry Callebaut AG	369	837,469
Basilea Pharmaceutica AG (a)	1,356	66,910
Belimo Holding AG	57	462,711
Bell Food Group AG	199	59,839
BKW AG	2,430	265,424

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bobst Group SA (b)	1,422	$ 94,357
Bossard Holding AG Class A	975	214,963
Bucher Industries AG	786	402,208
Burckhardt Compression Holding AG (b)	438	146,597
Burkhalter Holding AG	433	33,586
Cembra Money Bank AG	3,472	384,036
Chocoladefabriken Lindt & Spruengli AG (d)	123	1,078,202
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,102,906
Cie Financiere Richemont SA	63,686	6,140,220
Clariant AG	23,053	466,865
Coca-Cola HBC AG	23,047	734,533
Coltene Holding AG	945	121,294
Comet Holding AG	901	207,743
Conzzeta AG	173	215,067
Credit Suisse Group AG	301,108	3,168,009
Daetwyler Holding AG	907	270,804
DKSH Holding AG	3,979	306,727
dormakaba Holding AG (b)	337	231,136
Dufry AG (a)(b)	6,992	478,144
EFG International AG	8,065	62,042
Emmi AG	283	287,165
EMS-Chemie Holding AG	993	890,498
Flughafen Zurich AG (a)	2,631	434,144
Forbo Holding AG	145	263,454
Galenica AG (c)	5,466	342,660
GAM Holding AG (a)	19,107	50,511
Geberit AG	4,353	2,782,516
Georg Fischer AG	468	628,044
Givaudan SA	1,135	4,392,148
Gurit Holding AG	85	216,756
Helvetia Holding AG	4,633	546,420
Huber + Suhner AG	1,498	116,510
Idorsia, Ltd. (a)	13,857	373,093
Implenia AG	1,966	54,312
Inficon Holding AG	220	232,120
Interroll Holding AG	79	280,359
Intershop Holding AG	132	87,518
IWG PLC (a)	86,804	407,915
Julius Baer Group, Ltd.	26,305	1,689,289
Kardex Holding AG	794	162,655
Komax Holding AG (a)	565	137,235
Kuehne + Nagel International AG	6,374	1,826,561
LafargeHolcim, Ltd. (d)	53,040	3,130,045
LafargeHolcim, Ltd. (d)	8,321	492,308
Landis+Gyr Group AG	2,261	152,791
LEM Holding SA	58	112,530
Leonteq AG	942	46,692
Logitech International SA	19,178	2,020,195
Lonza Group AG	9,110	5,114,726
Medacta Group SA (a)(c)	1,306	140,987
Medartis Holding AG (a)(c)	425	29,217
Security Description	Shares	Value
Mediclinic International PLC (a)	45,822	$ 180,811
Metall Zug AG Class B	20	43,139
Meyer Burger Technology AG (a)	231,890	106,145
Mobilezone Holding AG	8,564	112,106
Mobimo Holding AG	878	269,142
Molecular Partners AG (a)	1,967	47,756
Nestle SA	346,282	38,758,270
Novartis AG	267,390	22,947,554
OC Oerlikon Corp. AG	26,781	311,020
Orior AG	1,109	98,274
Partners Group Holding AG	2,331	2,989,446
PSP Swiss Property AG	4,929	603,327
Relief Therapeutics Holding, Inc. (a)(b)	195,898	60,779
Rieter Holding AG	687	92,559
Roche Holding AG Bearer Shares	3,761	1,290,765
Roche Holding AG	84,529	27,433,866
Schindler Holding AG (d)	4,834	1,425,828
Schindler Holding AG (d)	2,316	666,390
Schweiter Technologies AG	124	205,009
Sensirion Holding AG (a)(c)	883	59,295
SFS Group AG	2,234	278,671
SGS SA	704	2,005,444
Siegfried Holding AG	451	373,058
SIG Combibloc Group AG	36,831	855,470
Sika AG	17,383	4,986,888
Sonova Holding AG (a)	6,436	1,712,346
St Galler Kantonalbank AG	309	139,865
Stadler Rail AG (b)	5,519	264,119
STMicroelectronics NV	76,912	2,936,922
Straumann Holding AG	1,224	1,533,333
Sulzer AG	2,169	244,982
Swatch Group AG (d)	3,502	1,011,734
Swatch Group AG (d)	6,411	358,645
Swiss Life Holding AG	3,500	1,727,780
Swiss Prime Site AG	9,245	856,082
Swiss Re AG	33,527	3,311,555
Swisscom AG (b)	3,043	1,639,272
Swissquote Group Holding SA	1,366	177,073
Tecan Group AG	1,488	663,090
Temenos AG	7,678	1,109,910
TX Group AG	274	22,039
u-blox Holding AG	976	63,518
UBS Group AG	446,300	6,940,021
Valiant Holding AG	1,670	174,603
Valora Holding AG (a)	403	85,854
VAT Group AG (c)	3,293	926,512
Vetropack Holding AG (a)	2,150	135,467
Vifor Pharma AG	5,570	761,388
Vontobel Holding AG	3,766	288,107
VZ Holding AG	1,500	124,475
V-ZUG Holding AG (a)	233	27,480

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Ypsomed Holding AG (b)	343	$ 57,801
Zehnder Group AG	1,784	142,735
Zur Rose Group AG (a)	1,188	448,111
Zurich Insurance Group AG	18,286	7,837,829
		201,735,268
TAIWAN — 4.2%
AcBel Polytech, Inc.	136,000	137,988
Accton Technology Corp.	61,000	590,054
Acer, Inc.	349,000	384,679
ADATA Technology Co., Ltd.	43,000	129,303
Adimmune Corp. (a)	32,000	64,038
Advanced Ceramic X Corp.	8,000	160,095
Advanced Wireless Semiconductor Co.	14,000	76,543
Advantech Co., Ltd.	45,514	564,678
Alchip Technologies, Ltd.	8,000	252,339
AmTRAN Technology Co., Ltd. (a)	189,000	120,886
AP Memory Technology Corp.	4,000	121,964
Apex International Co., Ltd.	15,000	34,960
Arcadyan Technology Corp.	25,487	103,617
Ardentec Corp.	43,000	67,816
ASE Technology Holding Co., Ltd.	387,325	1,459,273
Asia Cement Corp.	263,000	440,592
Asia Optical Co., Inc.	27,000	84,502
Asia Pacific Telecom Co., Ltd. (a)	276,000	92,377
Asia Vital Components Co., Ltd.	29,000	69,316
ASMedia Technology, Inc.	4,000	208,881
ASPEED Technology, Inc.	3,000	181,369
Asustek Computer, Inc.	85,000	1,109,680
AU Optronics Corp. (a)	1,003,000	739,955
AURAS Technology Co., Ltd.	7,000	53,973
BES Engineering Corp.	141,000	44,178
Bizlink Holding, Inc.	14,000	130,516
Brighton-Best International Taiwan, Inc.	68,000	64,704
Capital Securities Corp.	222,000	121,375
Career Technology MFG. Co., Ltd.	61,200	78,074
Catcher Technology Co., Ltd.	86,000	637,472
Cathay Financial Holding Co., Ltd.	934,523	1,570,476
Cathay Real Estate Development Co., Ltd.	63,000	43,607
Center Laboratories, Inc.	29,000	69,520
Century Iron & Steel Industrial Co., Ltd.	13,000	48,295
Chailease Holding Co., Ltd.	149,079	1,029,284
Chang Hwa Commercial Bank, Ltd.	626,649	385,438
Chang Wah Technology Co., Ltd.	62,000	158,189
Security Description	Shares	Value
Charoen Pokphand Enterprise	17,000	$ 45,638
Cheng Loong Corp.	121,000	148,001
Cheng Shin Rubber Industry Co., Ltd.	207,000	349,679
Cheng Uei Precision Industry Co., Ltd.	59,000	99,357
Chicony Electronics Co., Ltd.	62,491	222,298
Chicony Power Technology Co., Ltd.	16,000	45,758
Chilisin Electronics Corp.	24,000	90,842
China Airlines, Ltd. (a)	434,000	231,959
China Bills Finance Corp.	81,000	44,286
China Development Financial Holding Corp.	1,476,000	543,161
China General Plastics Corp.	137,550	179,813
China Life Insurance Co., Ltd.	236,670	213,586
China Man-Made Fiber Corp. (a)	267,000	92,453
China Motor Corp. (a)	26,000	60,414
China Petrochemical Development Corp.	396,000	151,971
China Steel Chemical Corp.	20,000	75,351
China Steel Corp.	1,404,000	1,274,440
Chin-Poon Industrial Co., Ltd.	91,000	104,768
Chipbond Technology Corp.	67,000	182,452
ChipMOS Techinologies, Inc.	67,000	103,906
Chong Hong Construction Co., Ltd.	18,000	52,297
Chroma ATE, Inc.	38,000	251,043
Chung Hung Steel Corp. (a)	220,000	150,352
Chung Hwa Pulp Corp. (a)	235,000	108,716
Chung-Hsin Electric & Machinery Manufacturing Corp.	34,000	62,917
Chunghwa Precision Test Tech Co., Ltd.	3,000	95,574
Chunghwa Telecom Co., Ltd.	457,000	1,785,844
Cleanaway Co., Ltd.	14,000	84,884
Clevo Co.	43,000	46,567
Compal Electronics, Inc.	503,000	470,687
Compeq Manufacturing Co., Ltd.	109,000	163,884
Coretronic Corp.	42,000	83,903
CTBC Financial Holding Co., Ltd.	2,072,009	1,604,858
CTCI Corp.	72,000	95,637
Cub Elecparts, Inc.	6,000	50,994
Darfon Electronics Corp.	24,000	39,870
Delta Electronics, Inc.	234,630	2,368,256
E Ink Holdings, Inc.	99,000	191,179
E.Sun Financial Holding Co., Ltd.	1,348,909	1,233,888
Eclat Textile Co., Ltd.	22,182	373,160
Egis Technology, Inc.	8,000	48,505
Elan Microelectronics Corp.	44,000	301,475

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Elite Material Co., Ltd.	30,000	$ 177,689
Elite Semiconductor Microelectronics Technology, Inc.	103,000	375,425
eMemory Technology, Inc.	7,000	216,626
Ennoconn Corp.	6,000	50,994
ENNOSTAR, Inc. (a)	74,000	212,925
Eternal Materials Co., Ltd.	79,000	99,536
Eva Airways Corp.	323,121	177,794
Evergreen Marine Corp. Taiwan, Ltd. (a)	369,683	589,513
Everlight Electronics Co., Ltd.	90,000	145,726
Far Eastern Department Stores, Ltd.	83,000	69,814
Far Eastern International Bank	187,005	70,128
Far Eastern New Century Corp.	341,620	361,579
Far EasTone Telecommunications Co., Ltd.	183,000	411,113
Faraday Technology Corp.	37,000	67,560
Farglory Land Development Co., Ltd.	25,000	49,942
Feng Hsin Steel Co., Ltd.	39,000	97,319
Feng TAY Enterprise Co., Ltd.	46,560	318,200
Firich Enterprises Co., Ltd.	62,328	66,297
First Financial Holding Co., Ltd.	1,234,563	960,547
FLEXium Interconnect, Inc.	34,000	149,546
Formosa Chemicals & Fibre Corp.	418,000	1,283,314
Formosa Petrochemical Corp.	147,000	498,707
Formosa Plastics Corp.	457,000	1,617,671
Formosa Sumco Technology Corp.	8,000	37,991
Formosa Taffeta Co., Ltd.	76,000	82,038
Foxconn Technology Co., Ltd.	131,180	333,777
Foxsemicon Integrated Technology, Inc.	19,000	155,154
Fubon Financial Holding Co., Ltd.	789,000	1,570,645
Fulgent Sun International Holding Co., Ltd.	12,000	48,155
Fusheng Precision Co., Ltd.	9,000	71,444
General Interface Solution Holding, Ltd.	29,000	127,554
Genius Electronic Optical Co., Ltd.	8,396	142,420
Getac Technology Corp.	34,000	69,828
Giant Manufacturing Co., Ltd.	37,000	446,080
Gigabyte Technology Co., Ltd.	58,000	202,867
Global Mixed Mode Technology, Inc.	7,000	50,906
Global Unichip Corp.	8,000	111,730
Globalwafers Co., Ltd.	25,000	657,134
Security Description	Shares	Value
Gold Circuit Electronics, Ltd. (a)	36,000	$ 70,907
Goldsun Building Materials Co., Ltd.	90,715	86,000
Gourmet Master Co., Ltd.	10,000	61,157
Grand Pacific Petrochemical (a)	88,000	84,814
Grape King Bio, Ltd.	19,000	121,193
Great Wall Enterprise Co., Ltd.	52,000	99,506
Greatek Electronics, Inc.	29,000	72,162
Gudeng Precision Industrial Co., Ltd.	5,375	61,411
Hannstar Board Corp.	33,000	57,076
HannStar Display Corp. (a)	325,000	175,411
Highwealth Construction Corp.	80,190	122,254
Hiwin Technologies Corp.	33,805	476,869
Holtek Semiconductor, Inc.	33,000	108,022
Holy Stone Enterprise Co., Ltd.	18,000	82,010
Hon Hai Precision Industry Co., Ltd.	1,505,320	6,541,888
Hota Industrial Manufacturing Co., Ltd.	26,841	109,121
Hotai Finance Co., Ltd.	18,000	55,262
Hotai Motor Co., Ltd.	36,000	741,878
Hsin Kuang Steel Co., Ltd.	28,000	38,909
HTC Corp. (a)	120,000	129,745
Hua Nan Financial Holdings Co., Ltd.	1,019,476	666,359
Huaku Development Co., Ltd.	35,000	114,324
Hung Sheng Construction, Ltd.	78,080	53,909
IBF Financial Holdings Co., Ltd.	395,636	234,334
IEI Integration Corp.	41,000	82,911
Innodisk Corp.	7,000	41,706
Innolux Corp.	942,000	696,604
International CSRC Investment Holdings Co.	70,000	64,890
International Games System Co., Ltd.	9,000	239,407
Inventec Corp.	291,000	275,365
ITEQ Corp.	25,188	120,498
Jentech Precision Industrial Co., Ltd.	6,000	60,351
Kenda Rubber Industrial Co., Ltd.	56,000	86,552
Kindom Development Co., Ltd.	33,000	45,742
King Slide Works Co., Ltd.	5,000	57,740
King Yuan Electronics Co., Ltd.	119,000	171,829
King's Town Bank Co., Ltd.	72,000	99,422
Kinpo Electronics	141,000	64,736
Kinsus Interconnect Technology Corp.	28,000	109,908

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
KMC Kuei Meng International, Inc.	6,000	$ 44,159
Kung Long Batteries Industrial Co., Ltd.	19,000	98,553
Land Mark Optoelectronics Corp.	8,000	75,702
Largan Precision Co., Ltd.	12,000	1,350,016
Lien Hwa Industrial Holdings Corp.	69,600	115,500
Lite-On Technology Corp.	248,419	546,760
Longchen Paper & Packaging Co., Ltd.	75,000	65,713
Lotes Co., Ltd.	8,000	140,048
Machvision, Inc.	4,000	39,884
Macronix International Co., Ltd.	215,000	334,183
Makalot Industrial Co., Ltd.	44,077	380,786
MediaTek, Inc.	182,000	6,180,843
Medigen Vaccine Biologics Corp. (a)	15,000	151,929
Medtecs International Corp., Ltd.	45,200	31,286
Mega Financial Holding Co., Ltd.	1,288,601	1,440,661
Mercuries Life Insurance Co., Ltd. (a)	134,000	41,656
Merida Industry Co., Ltd.	22,000	269,092
Merry Electronics Co., Ltd.	23,000	107,209
Microbio Co., Ltd. (a)	32,000	76,935
Micro-Star International Co., Ltd.	81,000	493,954
Mitac Holdings Corp.	76,160	77,006
momo.com, Inc.	5,000	173,483
Motech Industries, Inc. (a)	37,000	50,443
Namchow Holdings Co., Ltd.	43,000	71,659
Nan Kang Rubber Tire Co., Ltd.	67,000	97,801
Nan Ya Plastics Corp.	617,000	1,725,602
Nan Ya Printed Circuit Board Corp.	30,000	372,201
Nantex Industry Co., Ltd.	69,000	266,008
Nanya Technology Corp.	145,000	467,021
Nien Made Enterprise Co., Ltd.	17,000	237,129
Novatek Microelectronics Corp.	69,000	1,390,495
OBI Pharma, Inc. (a)	13,000	68,342
Oneness Biotech Co., Ltd. (a)	25,000	231,749
Oriental Union Chemical Corp.	62,000	42,263
Pan Jit International, Inc.	62,000	116,251
Pan-International Industrial Corp.	108,000	169,004
Parade Technologies, Ltd.	10,000	429,327
PChome Online, Inc.	17,000	51,596
Pegatron Corp.	230,000	597,308
Pegavision Corp.	3,000	40,164
Security Description	Shares	Value
PharmaEssentia Corp. (a)	20,386	$ 69,304
Phison Electronics Corp.	22,000	376,652
Pixart Imaging, Inc.	12,000	86,006
Pou Chen Corp.	277,000	320,366
Powertech Technology, Inc.	87,000	321,680
Poya International Co., Ltd.	5,000	104,440
President Chain Store Corp.	70,000	667,298
President Securities Corp.	83,000	68,359
Primax Electronics, Ltd.	35,000	78,015
Prince Housing & Development Corp.	113,000	43,564
Qisda Corp.	171,000	205,262
Quanta Computer, Inc.	348,000	1,195,248
Radiant Opto-Electronics Corp.	45,000	200,294
Radium Life Tech Co., Ltd.	184,000	73,837
Realtek Semiconductor Corp.	59,000	1,021,484
Rexon Industrial Corp., Ltd.	15,000	49,574
RichWave Technology Corp.	9,000	199,979
Ruentex Development Co., Ltd.	116,041	201,312
Ruentex Industries, Ltd.	47,400	132,400
Run Long Construction Co., Ltd.	20,000	40,374
Sanyang Motor Co., Ltd.	55,000	59,755
SDI Corp.	35,000	100,095
Sensortek Technology Corp.	2,000	52,431
Sercomm Corp.	27,000	70,119
Shanghai Commercial & Savings Bank, Ltd.	423,649	622,860
Shin Kong Financial Holding Co., Ltd.	1,329,988	426,502
Shin Zu Shing Co., Ltd.	18,742	86,376
Shining Building Business Co., Ltd. (a)	188,000	94,550
Shinkong Synthetic Fibers Corp.	122,000	74,826
Sigurd Microelectronics Corp.	67,078	122,952
Simplo Technology Co., Ltd.	21,000	273,052
Sinbon Electronics Co., Ltd.	27,000	249,816
Sino-American Silicon Products, Inc.	59,000	349,455
SinoPac Financial Holdings Co., Ltd.	1,182,281	532,447
Sitronix Technology Corp.	12,000	100,515
Soft-World International Corp.	32,000	133,460
Solar Applied Materials Technology Co.	42,205	67,006
Sporton International, Inc.	11,000	94,838
St Shine Optical Co., Ltd.	6,000	72,442
Standard Foods Corp.	51,417	105,598
Sunny Friend Environmental Technology Co., Ltd.	8,000	63,786
Sunonwealth Electric Machine Industry Co., Ltd.	23,000	42,642
Supreme Electronics Co., Ltd.	122,000	183,002

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Swancor Holding Co., Ltd.	8,000	$ 38,692
Syncmold Enterprise Corp.	28,000	85,865
Synnex Technology International Corp.	154,550	295,201
Systex Corp.	16,000	49,122
TA Chen Stainless Pipe	208,420	228,997
Taichung Commercial Bank Co., Ltd.	240,356	96,874
TaiDoc Technology Corp.	5,000	32,506
Taigen Biopharmaceuticals Holdings, Ltd. (a)	126,000	111,723
TaiMed Biologics, Inc. (a)	15,000	40,847
Tainan Spinning Co., Ltd.	115,000	77,586
Taishin Financial Holding Co., Ltd.	1,185,330	556,668
Taiwan Business Bank	713,232	248,968
Taiwan Cement Corp.	588,504	965,268
Taiwan Cogeneration Corp.	134,000	182,452
Taiwan Cooperative Financial Holding Co., Ltd.	1,080,182	800,682
Taiwan Fertilizer Co., Ltd.	111,000	219,798
Taiwan Glass Industry Corp. (a)	109,000	76,021
Taiwan High Speed Rail Corp.	226,000	249,105
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	244,951
Taiwan Mobile Co., Ltd.	200,000	688,326
Taiwan Paiho, Ltd.	32,000	91,179
Taiwan Secom Co., Ltd.	24,000	78,478
Taiwan Semiconductor Co., Ltd.	23,000	46,511
Taiwan Semiconductor Manufacturing Co., Ltd.	2,972,000	61,141,976
Taiwan Shin Kong Security Co., Ltd.	33,000	44,123
Taiwan Styrene Monomer	154,000	104,167
Taiwan Surface Mounting Technology Corp.	30,000	123,015
Taiwan TEA Corp. (a)	161,000	98,463
Taiwan Union Technology Corp.	21,000	87,951
Tanvex BioPharma, Inc. (a)	15,000	46,788
TCI Co., Ltd.	7,000	52,991
Teco Electric and Machinery Co., Ltd.	191,000	216,551
Test Research, Inc.	44,000	91,137
Thinking Electronic Industrial Co., Ltd.	26,000	174,955
Ton Yi Industrial Corp. (a)	184,000	77,062
Tong Hsing Electronic Industries, Ltd.	13,599	97,466
Tong Yang Industry Co., Ltd.	58,000	73,687
Topco Scientific Co., Ltd.	22,000	105,247
Topkey Corp.	8,000	49,907
TPK Holding Co., Ltd. (a)	33,000	58,059
Transcend Information, Inc.	21,000	48,060
Security Description	Shares	Value
Tripod Technology Corp.	44,000	$ 216,661
TSEC Corp. (a)	40,000	65,118
TSRC Corp.	58,000	57,526
TTY Biopharm Co., Ltd.	22,000	57,751
Tung Ho Steel Enterprise Corp.	68,000	106,172
TXC Corp.	39,000	140,101
U-Ming Marine Transport Corp.	67,000	96,979
Unimicron Technology Corp.	145,000	464,988
Union Bank Of Taiwan	158,000	60,635
Uni-President Enterprises Corp.	571,880	1,463,121
Unitech Printed Circuit Board Corp.	61,000	46,713
United Integrated Services Co., Ltd.	18,000	156,135
United Microelectronics Corp.	1,413,000	2,485,985
United Renewable Energy Co., Ltd. (a)	273,450	143,755
Universal Vision Biotechnology Co., Ltd.	5,000	56,601
UPC Technology Corp.	80,000	57,758
USI Corp.	244,000	218,063
Vanguard International Semiconductor Corp.	105,000	397,435
Via Technologies, Inc. (a)	23,000	42,964
Visual Photonics Epitaxy Co., Ltd.	20,000	83,062
Voltronic Power Technology Corp.	7,200	278,835
Wafer Works Corp.	50,000	73,949
Wah Lee Industrial Corp.	18,000	51,730
Walsin Lihwa Corp.	328,000	218,414
Walsin Technology Corp.	34,000	297,305
Wan Hai Lines, Ltd.	59,000	113,935
Win Semiconductors Corp.	39,000	534,434
Winbond Electronics Corp.	403,000	416,658
Wisdom Marine Lines Co., Ltd.	48,000	60,225
Wistron Corp.	341,842	401,350
Wistron NeWeb Corp.	36,000	93,996
Wiwynn Corp.	9,000	265,903
WPG Holdings, Ltd.	191,480	327,488
WT Microelectronics Co., Ltd.	37,000	61,141
XinTec, Inc. (a)	17,000	107,840
Xxentria Technology Materials Corp.	32,000	74,692
Yageo Corp.	43,962	852,031
Yang Ming Marine Transport Corp. (a)	126,000	166,481
YC INOX Co., Ltd.	86,531	81,427
YFY, Inc.	119,000	131,374
Yieh Phui Enterprise Co., Ltd. (a)	104,000	48,659
Yuanta Financial Holding Co., Ltd.	1,124,142	886,454

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yulon Finance Corp.	22,000	$ 97,922
Yulon Motor Co., Ltd. (a)	71,205	109,928
Zhen Ding Technology Holding, Ltd.	82,000	346,301
		159,119,613
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
AngloGold Ashanti, Ltd.	50,106	1,092,093
THAILAND — 0.6%
Advanced Info Service PCL	143,000	793,936
AEON Thana Sinsap Thailand PCL	10,400	71,219
Airports of Thailand PCL	509,100	1,124,093
Amata Corp. PCL	98,300	59,766
AP Thailand PCL	621,274	163,022
Asia Aviation PCL NVDR (a)	705,600	63,673
Asset World Corp. PCL	914,400	149,230
B Grimm Power PCL	246,100	360,290
Bangchak Corp. PCL	98,500	81,164
Bangkok Bank PCL	75,496	304,400
Bangkok Chain Hospital PCL	162,000	76,205
Bangkok Commercial Asset Management PCL	166,700	115,756
Bangkok Dusit Medical Services PCL Class F	1,078,800	745,667
Bangkok Expressway & Metro PCL	782,100	218,988
Bangkok Land PCL	1,469,600	55,492
Bangkok Life Assurance PCL NVDR (a)	60,300	50,170
Banpu PCL (b)	751,400	302,965
Banpu Power PCL	91,700	58,981
Berli Jucker PCL	104,700	131,503
BTS Group Holdings PCL	909,400	280,823
Bumrungrad Hospital PCL	69,400	302,029
Central Pattana PCL	281,500	524,716
Central Plaza Hotel PCL (a)	56,800	66,342
Central Retail Corp. PCL (a)	184,325	219,715
CH Karnchang PCL (a)	146,300	83,801
Charoen Pokphand Foods PCL	521,300	492,107
Chularat Hospital PCL Class F	887,900	82,965
Com7 PCL Class F	84,500	173,056
CP ALL PCL (a)	695,900	1,542,114
Delta Electronics Thailand PCL	33,600	311,808
Dohome PCL	84,600	54,144
Eastern Polymer Group PCL Class F	280,400	91,523
Electricity Generating PCL	29,200	173,331
Energy Absolute PCL	170,713	338,695
GFPT PCL	131,000	50,723
Global Power Synergy PCL Class F	74,500	183,568
Security Description	Shares	Value
Gulf Energy Development PCL	352,620	$ 378,009
Gunkul Engineering PCL	705,600	84,446
Hana Microelectronics PCL	82,100	145,153
Home Product Center PCL	711,300	336,872
Indorama Ventures PCL	175,900	250,482
Intouch Holdings PCL Class F	294,500	546,592
IRPC PCL	971,500	115,647
Jasmine International PCL	363,100	33,928
Jay Mart PCL	49,300	67,442
JMT Network Services PCL Class F	46,900	69,787
Kasikornbank PCL	270,600	1,264,243
KCE Electronics PCL	77,000	137,984
Kiatnakin Phatra Bank PCL	25,400	49,581
Krung Thai Bank PCL	364,900	142,457
Krungthai Card PCL	93,000	235,104
Land & Houses PCL	855,300	234,010
Major Cineplex Group PCL	75,245	53,936
MBK PCL	118,664	58,098
Minor International PCL (a)	367,650	382,356
MK Restaurants Group PCL	80,900	143,678
Muangthai Capital PCL (a)	89,200	201,949
Origin Property PCL Class F	286,100	77,361
Osotspa PCL	84,700	95,542
Plan B Media PCL Class F	267,000	62,371
PTG Energy PCL	109,300	72,051
PTT Exploration & Production PCL	167,000	609,216
PTT Global Chemical PCL	293,100	588,545
PTT Oil & Retail Business PCL	348,900	360,065
PTT PCL	1,373,300	1,801,770
Quality Houses PCL	981,000	77,224
Ratch Group PCL	95,900	157,276
Ratchthani Leasing PCL	447,000	64,654
Sansiri PCL	1,966,900	67,976
Siam Cement PCL	93,465	1,193,361
Siam Commercial Bank PCL	191,100	681,845
Siamgas & Petrochemicals PCL (b)	242,200	89,130
Singha Estate PCL (b)	705,600	49,223
Sino-Thai Engineering & Construction PCL	104,500	52,835
SPCG PCL	112,855	70,422
Sri Trang Agro-Industry PCL	86,400	129,254
Sri Trang Gloves Thailand PCL	169,000	221,728
Srisawad Corp. PCL	84,900	231,607
Star Petroleum Refining PCL	208,500	60,048
Supalai PCL	161,300	110,458
Super Energy Corp. PCL (a)	3,551,400	114,781
Thai Oil PCL	117,200	227,837
Thai Union Group PCL Class F	372,800	175,365
Thai Vegetable Oil PCL	83,600	84,938

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Thonburi Healthcare Group PCL	111,000	$ 93,240
Tipco Asphalt PCL	85,400	56,569
Tisco Financial Group PCL	54,200	168,670
Total Access Communication PCL	45,600	47,789
TQM Corp. PCL	18,600	72,912
True Corp. PCL (b)	1,001,312	108,943
TTW PCL	175,800	66,382
VGI PCL	744,300	172,678
Vinythai PCL	85,300	103,725
WHA Corp. PCL	1,082,500	120,547
		23,368,072
TURKEY — 0.1%
Akbank T.A.S.	288,939	163,736
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	58,633
Aselsan Elektronik Sanayi Ve Ticaret A/S	88,368	159,626
BIM Birlesik Magazalar A/S	61,724	526,532
Coca-Cola Icecek A/S	7,067	58,748
Eldorado Gold Corp. (a)	21,500	232,303
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	36,547
Eregli Demir ve Celik Fabrikalari TAS	122,270	225,445
Ford Otomotiv Sanayi A/S	6,094	142,331
Haci Omer Sabanci Holding A/S	140,790	146,297
KOC Holding A/S	71,562	167,832
Koza Altin Isletmeleri A/S (a)	8,941	128,558
Migros Ticaret A/S (a)	17,677	74,755
Petkim Petrokimya Holding A/S (a)	532,531	369,981
TAV Havalimanlari Holding A/S (a)	12,185	30,035
Tekfen Holding A/S	45,605	81,663
Turk Hava Yollari AO (a)	85,741	132,089
Turkcell Iletisim Hizmetleri A/S	100,945	182,588
Turkiye Garanti Bankasi A/S (a)	329,673	266,487
Turkiye Is Bankasi A/S Class C (a)	164,039	95,535
Turkiye Petrol Rafinerileri AS (a)	12,883	140,096
Turkiye Sise ve Cam Fabrikalari A/S	117,520	103,374
Ulker Biskuvi Sanayi A/S (a)	14,252	36,266
Yapi ve Kredi Bankasi A/S (a)	273,794	72,780
		3,632,237
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	319,582	538,560
Security Description	Shares	Value
Abu Dhabi Islamic Bank PJSC	166,833	$ 221,648
Air Arabia PJSC (a)	303,107	103,975
Aldar Properties PJSC	442,425	452,886
Amanat Holdings PJSC	296,164	68,535
Dana Gas PJSC	290,758	62,930
Dubai Investments PJSC	239,259	105,522
Dubai Islamic Bank PJSC	207,874	257,497
Emaar Malls PJSC (a)	267,179	122,928
Emaar Properties PJSC (a)	402,874	388,270
Emirates NBD Bank PJSC	290,148	908,403
Emirates Telecommunications Group Co. PJSC	198,593	1,169,991
First Abu Dhabi Bank PJSC	313,501	1,246,101
National Central Cooling Co. PJSC	150,190	114,488
Network International Holdings PLC (c)	53,799	307,001
Union Properties PJSC (a)	971,470	70,616
		6,139,351
UNITED KINGDOM — 7.8%
3i Group PLC	123,304	1,962,364
888 Holdings PLC	47,272	257,624
A.G. Barr PLC (a)	16,160	109,473
AB Dynamics PLC (b)	2,636	73,829
Abcam PLC (a)	25,971	498,426
Admiral Group PLC	23,271	995,638
Advanced Medical Solutions Group PLC	26,844	86,481
Aggreko PLC	28,324	342,720
Airtel Africa PLC (c)	81,639	89,321
AJ Bell PLC	33,041	191,236
Alfa Financial Software Holdings PLC (c)	72,989	135,949
Alliance Pharma PLC	64,517	83,673
Alpha FX Group PLC (a)	2,831	51,168
AO World PLC (a)	26,609	108,118
Ascential PLC (a)	41,671	193,178
Ashmore Group PLC	44,564	240,652
Ashtead Group PLC	54,464	3,251,481
ASOS PLC (a)	9,035	689,846
Associated British Foods PLC (a)	42,351	1,411,125
Assura PLC REIT	352,781	350,934
Aston Martin Lagonda Global Holdings PLC (a)(c)	7,558	208,451
AstraZeneca PLC	158,368	15,834,724
Auto Trader Group PLC (a)(c)	110,844	847,852
Avacta Group PLC (a)(b)	27,428	83,253
Avast PLC (c)	73,689	463,609
AVEVA Group PLC	13,975	659,807
Aviva PLC	490,394	2,761,868
Avon Rubber PLC	3,300	143,875
B&M European Value Retail SA	103,629	754,632

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Babcock International Group PLC (a)(b)	22,867	$ 72,122
BAE Systems PLC	401,286	2,795,955
Balfour Beatty PLC (a)	75,884	309,066
Bank of Georgia Group PLC (a)	5,714	86,720
Barclays PLC	2,124,318	5,449,171
Barratt Developments PLC (a)	122,877	1,266,076
Beazley PLC (a)	65,010	315,545
Bellway PLC	14,194	666,425
Berkeley Group Holdings PLC	14,426	883,519
Biffa PLC (a)(c)	34,869	127,969
Big Yellow Group PLC REIT	17,821	274,152
Blue Prism Group PLC (a)(b)	8,409	147,344
BMO Commercial Property Trust REIT	74,028	72,313
Bodycote PLC	21,971	250,540
boohoo Group PLC (a)	126,459	593,217
BP PLC	2,453,828	9,975,516
Breedon Group PLC (a)	164,941	212,550
Brewin Dolphin Holdings PLC	34,485	147,733
British American Tobacco PLC	277,950	10,637,950
British Land Co. PLC REIT	108,042	752,483
Britvic PLC	30,709	354,842
BT Group PLC (a)	1,076,993	2,300,216
Bunzl PLC	40,664	1,303,299
Burberry Group PLC (a)	48,391	1,267,535
Bytes Technology Group PLC (a)(b)	18,453	101,686
Cairn Energy PLC	47,612	111,805
Capita PLC (a)	140,018	84,112
Capital & Counties Properties PLC REIT	83,250	196,066
Central Asia Metals PLC	16,997	58,627
Centrica PLC (a)	670,057	500,512
Ceres Power Holdings PLC (a)	9,864	170,934
Cineworld Group PLC (a)(b)	111,775	148,788
Civitas Social Housing PLC REIT	94,438	140,459
CK Hutchison Holdings, Ltd.	317,024	2,526,177
Clinigen Healthcare, Ltd.	15,294	163,639
Clipper Logistics PLC	7,177	58,620
Close Brothers Group PLC	17,414	372,645
CMC Markets PLC (c)	21,347	142,255
CNH Industrial NV (a)	118,425	1,836,544
Coats Group PLC (a)	149,632	117,469
Coca-Cola European Partners PLC (d)	12,600	657,216
Coca-Cola European Partners PLC (d)	11,838	614,963
Compass Group PLC (a)	218,741	4,410,764
Computacenter PLC	7,930	259,302
ContourGlobal PLC (c)	21,412	60,266
Security Description	Shares	Value
ConvaTec Group PLC (c)	186,454	$ 504,469
Countryside Properties PLC (a)(c)	72,392	507,387
Craneware PLC	1,700	50,428
Cranswick PLC	5,617	281,782
Crest Nicholson Holdings PLC (a)	28,002	157,628
Croda International PLC	16,483	1,443,637
Custodian Reit PLC	48,411	61,316
CVS Group PLC (a)	6,658	171,871
Daily Mail & General Trust PLC Class A	18,114	226,926
DCC PLC	11,893	1,032,112
Dechra Pharmaceuticals PLC	12,430	588,234
Derwent London PLC REIT	12,205	543,571
Diageo PLC	282,920	11,669,359
Dialog Semiconductor PLC (a)	8,298	626,314
Diploma PLC	14,295	502,537
Direct Line Insurance Group PLC	156,595	676,898
Dixons Carphone PLC (a)	108,249	213,423
Domino's Pizza Group PLC	46,932	224,690
Draper Esprit PLC (a)	14,260	158,970
Drax Group PLC	42,422	245,825
DS Smith PLC (a)	157,973	888,604
Dunelm Group PLC	10,330	185,137
easyJet PLC (a)	23,226	313,463
Electrocomponents PLC	51,323	703,147
Elementis PLC (a)	57,380	99,355
EMIS Group PLC	9,755	148,049
Empiric Student Property PLC REIT (a)	78,997	86,431
Entain PLC (a)	75,399	1,579,146
Equiniti Group PLC (a)(c)	29,179	52,014
Ergomed PLC (a)	3,965	65,646
Essentra PLC (a)	32,340	129,397
Eurasia Mining PLC (a)	194,764	80,346
Euromoney Institutional Investor PLC	11,681	153,749
Experian PLC	113,118	3,897,042
Ferrexpo PLC	26,623	137,597
Fevertree Drinks PLC	12,008	354,543
First Derivatives PLC (a)	2,570	94,142
Firstgroup PLC (a)	134,961	171,402
FLEX LNG, Ltd.	7,577	65,994
Forterra PLC (a)(c)	29,434	116,551
Frasers Group PLC (a)	19,990	127,090
Frontier Developments PLC (a)	5,571	209,068
Funding Circle Holdings PLC (a)(c)	129,936	275,722
Future PLC	14,106	372,504
G4S PLC (a)	187,227	632,877
Games Workshop Group PLC	3,562	489,729
Gamesys Group PLC	8,539	227,614

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
GB Group PLC	19,091	$ 223,362
GCP Student Living PLC REIT	70,906	151,635
Genus PLC	7,470	500,683
GlaxoSmithKline PLC	607,510	10,795,782
Go-Ahead Group PLC (a)	4,113	77,119
Grafton Group PLC	24,147	341,152
Grainger PLC	77,524	285,369
Great Portland Estates PLC REIT	31,129	291,965
Greatland Gold PLC (a)	394,830	104,591
Greggs PLC (a)	13,700	424,159
Halfords Group PLC (a)	44,124	231,336
Halma PLC	48,901	1,601,708
Hammerson PLC REIT (b)	440,921	212,858
Hargreaves Lansdown PLC	38,878	826,861
Hays PLC (a)	193,071	398,238
Helical PLC	16,644	94,955
Hill & Smith Holdings PLC	8,788	178,477
Hiscox, Ltd. (a)	39,738	471,728
HomeServe PLC	36,489	604,630
Hotel Chocolat Group PLC (a)(b)	15,284	84,349
Howden Joinery Group PLC (a)	72,584	734,057
HSBC Holdings PLC	2,458,397	14,354,315
Hunting PLC	13,720	48,460
Ibstock PLC (a)(c)	43,773	132,987
Ideagen PLC	16,804	67,467
IG Design Group PLC	11,749	95,640
IG Group Holdings PLC	44,995	559,337
IMI PLC	31,239	574,960
Imperial Brands PLC	119,076	2,451,195
Inchcape PLC (a)	45,258	470,192
Indivior PLC (a)	116,804	204,666
Informa PLC (a)	193,267	1,492,710
IntegraFin Holdings PLC	32,975	230,663
InterContinental Hotels Group PLC (a)	20,939	1,437,255
Intermediate Capital Group PLC	35,498	902,149
Intertek Group PLC	19,064	1,473,472
iomart Group PLC	15,727	67,916
IP Group PLC (a)	109,619	187,842
IQE PLC (a)	95,123	77,039
ITM Power PLC (a)	41,473	270,938
ITV PLC (a)	437,161	724,686
J D Wetherspoon PLC (a)	9,697	181,686
J Sainsbury PLC	204,689	684,843
JD Sports Fashion PLC (a)	59,359	675,328
JET2 PLC (a)	20,582	360,074
John Laing Group PLC (c)	70,494	304,815
John Wood Group PLC (a)	74,508	278,173
Johnson Matthey PLC	22,794	947,555
Judges Scientific PLC	534	46,563
Jupiter Fund Management PLC	47,696	183,336
Security Description	Shares	Value
Just Group PLC (a)	106,609	$ 148,706
Kainos Group PLC	12,651	260,422
Keller Group PLC	10,427	115,665
Kingfisher PLC (a)	254,626	1,118,212
Lancashire Holdings, Ltd.	26,818	238,285
Land Securities Group PLC REIT	83,001	790,278
Learning Technologies Group PLC	57,069	118,265
Legal & General Group PLC	742,723	2,860,036
Liontrust Asset Management PLC	6,558	128,483
Lloyds Banking Group PLC (a)	8,677,919	5,092,685
London Stock Exchange Group PLC	38,900	3,724,722
LondonMetric Property PLC REIT	115,980	341,798
LXI REIT PLC	81,938	142,443
M&G PLC	306,058	875,785
Man Group PLC	170,188	378,159
Marks & Spencer Group PLC (a)	235,710	490,578
Marshalls PLC (a)	22,123	208,931
Marston's PLC (a)	55,445	75,197
Meggitt PLC (a)	94,268	620,914
Melrose Industries PLC (a)	624,126	1,437,187
Micro Focus International PLC ADR	15,603	119,831
Micro Focus International PLC	27,764	211,909
Mitchells & Butlers PLC (a)	30,869	137,140
Mitie Group PLC (a)	128,659	111,654
Mondi PLC (d)	47,325	1,207,945
Mondi PLC (d)	15,186	390,092
Moneysupermarket.com Group PLC	59,348	218,299
Morgan Advanced Materials PLC	31,654	136,042
Morgan Sindall Group PLC	4,942	120,414
National Express Group PLC (a)	80,953	343,785
National Grid PLC	431,241	5,140,657
Natwest Group PLC	576,552	1,561,108
NCC Group PLC	31,770	113,089
Next PLC (a)	16,970	1,841,707
Ninety One PLC	40,079	132,049
Numis Corp. PLC	1,570	8,166
Ocado Group PLC (a)	61,994	1,740,600
On the Beach Group PLC (a)(c)	15,830	88,673
OSB Group PLC (a)	52,042	306,022
Oxford Biomedica PLC (a)	16,489	216,579
Pagegroup PLC (a)	38,313	248,444
Paragon Banking Group PLC	29,516	186,350
Pearson PLC	90,003	958,151
Pennon Group PLC	51,269	689,675

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Persimmon PLC	40,769	$ 1,653,721
Petrofac, Ltd. (a)(b)	14,738	19,443
Pets at Home Group PLC	57,539	327,867
Phoenix Group Holdings PLC	64,588	654,261
Picton Property Income, Ltd. REIT	95,313	112,830
Playtech PLC (a)	30,973	188,839
Polypipe Group PLC (a)	25,209	193,034
Premier Foods PLC (a)	54,995	72,235
Primary Health Properties PLC REIT	142,846	292,080
Provident Financial PLC (a)	25,086	75,106
Prudential PLC	317,706	6,752,614
PZ Cussons PLC	23,269	85,718
QinetiQ Group PLC	81,230	354,151
Quilter PLC (c)	210,171	463,522
Rathbone Brothers PLC	6,585	159,902
RDI REIT PLC (b)	50,651	84,978
Reckitt Benckiser Group PLC	86,563	7,760,627
Redde Northgate PLC	40,263	171,097
Redrow PLC	29,155	252,614
Regional REIT, Ltd. (c)	91,945	100,090
RELX PLC (d)	219,138	5,499,652
RELX PLC (d)	16,922	426,010
Renishaw PLC	4,188	370,382
Rentokil Initial PLC (a)	218,189	1,458,216
Restaurant Group PLC (a)	58,022	98,065
Restore PLC (a)	14,057	69,044
Rightmove PLC (a)	100,196	804,836
Rolls-Royce Holdings PLC (a)	983,393	1,428,698
Rotork PLC	100,435	494,141
Royal Mail PLC (a)	103,283	719,053
RSA Insurance Group PLC	124,849	1,173,051
RWS Holdings PLC	33,381	280,480
S4 Capital PLC (a)	28,600	199,665
Sabre Insurance Group PLC (c)	28,770	100,426
Safestore Holdings PLC REIT	23,762	260,800
Sage Group PLC	131,899	1,115,180
Sanne Group PLC	16,863	152,392
Savills PLC (a)	14,803	233,239
Schroders PLC	14,907	719,852
Segro PLC REIT	140,039	1,811,555
Senior PLC (a)	31,367	47,908
Serco Group PLC (a)	135,092	256,468
Serica Energy PLC	48,012	74,589
Severn Trent PLC	27,398	871,692
Shaftesbury PLC REIT (a)(b)	21,049	186,300
Signature Aviation PLC (a)	142,333	793,952
Smart Metering Systems PLC	13,920	159,405
Smith & Nephew PLC	105,669	2,009,008
Smiths Group PLC	47,826	1,014,528
Softcat PLC	13,183	329,759
Spectris PLC	14,024	643,739
Security Description	Shares	Value
Spirax-Sarco Engineering PLC	8,898	$ 1,399,530
Spire Healthcare Group PLC (a)(c)	49,079	113,218
Spirent Communications PLC	65,382	215,145
SSE PLC	130,697	2,623,695
SSP Group PLC (a)	55,605	285,699
St James's Place PLC	62,142	1,092,294
St Modwen Properties PLC	17,643	98,585
Stagecoach Group PLC (a)	45,711	63,320
Standard Chartered PLC	337,141	2,323,442
Standard Life Aberdeen PLC	257,345	1,029,316
Strix Group PLC	18,454	68,617
Subsea 7 SA (a)	31,878	320,784
Synthomer PLC	39,004	249,696
Tate & Lyle PLC	56,841	601,666
Taylor Wimpey PLC (a)	439,762	1,094,862
TBC Bank Group PLC (a)	4,451	60,428
Team17 Group PLC (a)	10,609	117,683
Telecom Plus PLC	6,746	118,205
Tesco PLC	932,963	2,945,779
TORM PLC	8,442	77,110
TP ICAP Group PLC	110,676	371,747
Trainline PLC (a)(c)	60,301	381,876
Travis Perkins PLC (a)	31,885	678,133
Tritax Big Box REIT PLC	195,891	485,136
UK Commercial Property REIT, Ltd.	128,022	127,352
Ultra Electronics Holdings PLC	7,250	202,857
Unilever PLC	317,094	17,744,787
UNITE Group PLC REIT (a)	36,654	539,598
United Utilities Group PLC	82,282	1,051,010
Vectura Group PLC (a)	109,978	175,408
Vesuvius PLC	33,163	246,619
Victoria PLC (a)	10,073	116,185
Victrex PLC	9,254	282,167
Virgin Money UK PLC (a)	176,467	460,283
Vistry Group PLC	26,818	404,049
Vodafone Group PLC	3,276,717	5,962,147
Warehouse Reit PLC	28,238	49,090
Watkin Jones PLC	28,675	84,269
Weir Group PLC (a)	31,658	776,168
WH Smith PLC (a)	15,059	373,361
Whitbread PLC (a)	23,462	1,109,014
William Hill PLC (a)	150,155	563,499
Wm Morrison Supermarkets PLC	277,129	697,607
Workspace Group PLC REIT	15,631	172,529
WPP PLC	155,406	1,973,893
		294,441,230
UNITED STATES — 0.4%
Argonaut Gold, Inc. (a)	31,500	57,644
Bausch Health Cos., Inc. (a)	41,500	1,316,470
Brookfield Renewable Corp. Class A	15,100	707,274

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BRP, Inc.	5,200	$ 450,845
Burford Capital, Ltd. (a)	22,687	196,572
Carnival PLC (a)	18,066	395,196
Charlottes Web Holdings, Inc. (a)	10,700	48,186
CyberArk Software, Ltd. (a)	4,583	592,765
Diversified Gas & Oil PLC	66,708	102,161
Ferguson PLC	27,849	3,330,530
Inmode, Ltd. (a)	2,000	144,740
James Hardie Industries PLC CDI	52,674	1,598,347
JBS SA	125,100	671,279
Primo Water Corp.	16,500	268,731
QIAGEN NV (a)	27,272	1,322,818
Reliance Worldwide Corp., Ltd.	101,916	348,533
Sims, Ltd.	17,809	201,293
Stellantis NV (d)	119,689	2,121,310
Stellantis NV (d)	119,337	2,115,632
Taro Pharmaceutical Industries, Ltd. (a)	2,400	177,000
TI Fluid Systems PLC (c)	21,178	78,892
Titan Cement International SA (a)	4,292	80,710
Viemed Healthcare, Inc. (a)	4,100	41,690
		16,368,618
ZAMBIA — 0.0% (e)
First Quantum Minerals, Ltd.	69,800	1,330,079
TOTAL COMMON STOCKS (Cost $2,860,191,664)		3,641,328,112

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Computershare, Ltd. (expiring 04/19/21) (a)	6,386	7,393
CHILE — 0.0% (e)
Sociedad Quimica y Minera de Chile SA (expiring 4/24/21) (a)	2,500	10,014
FRANCE — 0.0% (e)
Neoen SA (expiring 4/1/21) (a)	3,248	14,076
ITALY — 0.0% (e)
SNAM SpA (expiring 04/07/21) (a) (f)	231,242	—
SOUTH KOREA — 0.0% (e)
Dawonsys Co., Ltd. (expiring 04/20/21) (a)	419	1,240
TOTAL RIGHTS (Cost $0)		32,723
Security Description	Shares	Value
WARRANTS — 0.0% (e)
CANADA — 0.0% (e)
Cenovus Energy, Inc. (expiring 1/1/26) (a) (b)	2,437	$ 9,695
MALAYSIA — 0.0% (e)
Scientex Bhd (expiring 01/14/26) (a)	4,960	1,471
THAILAND — 0.0% (e)
MBK PCL (expiring 3/24/22)	4,747	1,869
Minor International PCL (expiring 12/31/21) (a)	2,000	66
Minor International PCL (expiring 9/30/21) (a)	2,000	66
Srisawad Corp. PCL (expiring 8/29/25) (a)	3,396	2,108
		4,109
TOTAL WARRANTS (Cost $9,081)		15,275
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (g) (h)	161,755,070	161,755,070
State Street Navigator Securities Lending Portfolio II (i) (j)	70,912,683	70,912,683
TOTAL SHORT-TERM INVESTMENTS (Cost $232,667,753)		232,667,753
TOTAL INVESTMENTS — 102.5% (Cost $3,092,868,498)		3,874,043,863
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(93,722,121)
NET ASSETS — 100.0%		$ 3,780,321,742
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of this security is $60,018, representing less than 0.05% of the Fund's net assets.

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index Future (long)	44	06/17/2021	$ 7,792,343	$ 7,779,512	$ (12,831)
Mini MSCI Emerging Markets (long)	699	06/18/2021	46,758,423	46,221,375	(537,048)
MSCI EAFE Index	699	06/18/2021	76,691,737	76,610,400	(81,337)
Total unrealized appreciation/depreciation on open futures contracts.					$(631,216)
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,619,054,932	$22,213,161	$60,018	$ 3,641,328,112
Rights	17,407	15,316	0(a)	32,723
Warrants	13,406	1,868	—	15,275
Short-Term Investments	232,667,753	—	—	232,667,753
TOTAL INVESTMENTS	$3,851,753,498	$22,230,345	$60,018	$3,874,043,863
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,851,753,498	$22,230,345	$60,018	$3,874,043,863
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(631,216)	—	—	(631,216)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (631,216)	$ —	$ —	$ (631,216)
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Industries as of March 31, 2021

Description	% of Net Assets
Banks	9.7%
Internet	5.6
Semiconductors	5.4
Pharmaceuticals	5.1
Insurance	4.0
TOTAL	29.8%
(The top five industries are expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,930,230	$142,930,230	$404,724,266	$385,899,426	$—	$—	161,755,070	$161,755,070	$ 14,385
State Street Navigator Securities Lending Portfolio II	42,151,995	42,151,995	100,033,404	71,272,716	—	—	70,912,683	70,912,683	106,152
Total		$185,082,225	$504,757,670	$457,172,142	$—	$—		$232,667,753	$120,537
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2021 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 1.0%
AAR Corp. (a)	6,141	$ 255,773
Aerojet Rocketdyne Holdings, Inc.	13,279	623,582
AeroVironment, Inc. (a)	4,000	464,240
Astronics Corp. (a)	4,368	78,799
Axon Enterprise, Inc. (a)	11,546	1,644,381
BWX Technologies, Inc.	17,526	1,155,665
Cubic Corp.	5,900	439,963
Curtiss-Wright Corp.	7,659	908,357
Ducommun, Inc. (a)	2,000	120,000
HEICO Corp.	8,246	1,037,347
HEICO Corp. Class A	14,301	1,624,594
Hexcel Corp. (a)	15,417	863,352
Kaman Corp.	5,099	261,528
Kratos Defense & Security Solutions, Inc. (a)	22,300	608,344
Maxar Technologies, Inc.	13,076	494,534
Mercury Systems, Inc. (a)	10,100	713,565
Moog, Inc. Class A	5,321	442,441
National Presto Industries, Inc.	890	90,842
PAE, Inc. (a) (b)	10,900	98,318
Park Aerospace Corp.	3,600	47,592
Parsons Corp. (a)	4,251	171,910
Spirit AeroSystems Holdings, Inc. Class A	19,342	940,988
Triumph Group, Inc. (a)	9,545	175,437
Vectrus, Inc. (a)	2,100	112,224
Virgin Galactic Holdings, Inc. (a) (b)	12,300	376,749
		13,750,525
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	10,800	316,008
Atlas Air Worldwide Holdings, Inc. (a)	4,735	286,183
Echo Global Logistics, Inc. (a)	4,936	155,040
Forward Air Corp.	5,051	448,579
Hub Group, Inc. Class A (a)	6,017	404,824
Radiant Logistics, Inc. (a)	7,053	49,018
XPO Logistics, Inc. (a)	16,716	2,061,083
		3,720,735
AIRLINES — 0.3%
Allegiant Travel Co. (a)	2,353	574,273
Copa Holdings SA Class A (b)	5,791	467,855
Hawaiian Holdings, Inc. (a)	8,745	233,229
JetBlue Airways Corp. (a)	57,936	1,178,418
Security Description	Shares	Value
Mesa Air Group, Inc. (a)	6,400	$ 86,080
SkyWest, Inc. (a)	9,003	490,484
Spirit Airlines, Inc. (a)	17,990	663,831
		3,694,170
AUTO COMPONENTS — 0.8%
Adient PLC (a)	17,300	764,660
American Axle & Manufacturing Holdings, Inc. (a)	21,050	203,343
Cooper Tire & Rubber Co.	9,300	520,614
Cooper-Standard Holdings, Inc. (a)	3,090	112,229
Dana, Inc.	26,542	645,767
Dorman Products, Inc. (a)	4,927	505,707
Fox Factory Holding Corp. (a)	7,591	964,513
Gentex Corp.	45,223	1,613,104
Gentherm, Inc. (a)	5,985	443,548
Goodyear Tire & Rubber Co. (a)	42,400	744,968
LCI Industries	4,558	602,932
Lear Corp.	11,068	2,006,075
Modine Manufacturing Co. (a)	9,283	137,110
Motorcar Parts of America, Inc. (a)	3,500	78,750
Patrick Industries, Inc.	4,128	350,880
Standard Motor Products, Inc.	3,943	163,950
Stoneridge, Inc. (a)	4,882	155,296
Tenneco, Inc. Class A (a)	9,568	102,569
Visteon Corp. (a)	5,064	617,555
XPEL, Inc. (a)	3,100	160,983
		10,894,553
AUTOMOBILES — 0.2%
Harley-Davidson, Inc.	28,201	1,130,860
Thor Industries, Inc.	9,840	1,325,841
Winnebago Industries, Inc.	5,700	437,247
Workhorse Group, Inc. (a) (b)	17,275	237,877
		3,131,825
BANKS — 5.3%
1st Constitution Bancorp	1,600	28,176
1st Source Corp.	3,020	143,692
ACNB Corp.	1,520	44,536
Allegiance Bancshares, Inc.	3,500	141,890
Altabancorp	2,941	123,640
Amalgamated Financial Corp.	2,400	39,816
Amerant Bancorp, Inc. (a) (b)	4,200	77,994
American National Bankshares, Inc.	2,000	66,140
Ameris Bancorp	12,135	637,209
Ames National Corp.	1,602	40,979
Arrow Financial Corp.	2,454	81,743
Associated Banc-Corp.	27,930	596,026
Atlantic Capital Bancshares, Inc. (a)	3,799	91,556
Atlantic Union Bankshares Corp.	14,407	552,653
Auburn National Bancorp, Inc.	400	15,348
Banc of California, Inc.	8,313	150,299

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BancFirst Corp.	3,452	$ 244,022
Bancorp, Inc. (a)	9,600	198,912
BancorpSouth Bank	18,155	589,674
Bank First Corp.	1,200	89,988
Bank of Commerce Holdings	2,929	37,345
Bank of Hawaii Corp.	7,226	646,655
Bank of Marin Bancorp	2,444	95,707
Bank of NT Butterfield & Son, Ltd.	9,296	355,293
Bank of Princeton	1,100	31,482
Bank OZK	22,528	920,269
Bank7 Corp.	500	8,805
BankFinancial Corp.	2,491	25,707
BankUnited, Inc.	16,827	739,547
Bankwell Financial Group, Inc.	1,200	32,340
Banner Corp.	6,400	341,312
Bar Harbor Bankshares	2,780	81,788
Baycom Corp. (a)	2,120	38,202
BCB Bancorp, Inc.	2,700	37,260
Berkshire Hills Bancorp, Inc.	8,416	187,845
BOK Financial Corp.	5,808	518,771
Boston Private Financial Holdings, Inc.	15,365	204,662
Brookline Bancorp, Inc.	14,451	216,765
Bryn Mawr Bank Corp.	3,605	164,064
Business First Bancshares, Inc.	3,600	86,148
Byline Bancorp, Inc.	4,500	95,175
C&F Financial Corp.	700	31,003
Cadence BanCorp	22,600	468,498
California BanCorp (a)	1,400	24,934
Cambridge Bancorp	1,191	100,425
Camden National Corp.	2,702	129,318
Capital Bancorp, Inc. (a)	1,500	28,935
Capital City Bank Group, Inc.	2,500	65,050
Capstar Financial Holdings, Inc.	2,900	50,025
Carter Bankshares, Inc. (a)	4,200	58,632
Cathay General Bancorp	13,954	569,044
CB Financial Services, Inc.	900	19,917
CBTX, Inc.	3,290	101,069
Central Pacific Financial Corp.	5,154	137,509
Central Valley Community Bancorp	2,000	36,820
Century Bancorp, Inc. Class A	536	50,014
Chemung Financial Corp.	604	25,259
ChoiceOne Financial Services, Inc.	1,400	33,670
CIT Group, Inc.	18,039	929,189
Citizens & Northern Corp.	2,500	59,450
Citizens Holding Co.	900	17,910
City Holding Co.	2,784	227,676
Civista Bancshares, Inc.	2,900	66,526
CNB Financial Corp.	2,700	66,447
Coastal Financial Corp. (a)	1,713	44,915
Codorus Valley Bancorp, Inc.	1,738	31,997
Colony Bankcorp, Inc.	1,400	21,840
Columbia Banking System, Inc.	13,158	566,978
Security Description	Shares	Value
Commerce Bancshares, Inc.	19,492	$ 1,493,282
Community Bank System, Inc.	9,739	747,176
Community Bankers Trust Corp.	3,999	35,271
Community Financial Corp.	1,000	34,250
Community Trust Bancorp, Inc.	2,903	127,819
ConnectOne Bancorp, Inc.	6,934	175,777
County Bancorp, Inc.	900	21,573
CrossFirst Bankshares, Inc. (a)	8,923	123,048
Cullen/Frost Bankers, Inc.	10,366	1,127,406
Customers Bancorp, Inc. (a)	5,402	171,892
CVB Financial Corp.	23,700	523,533
Dime Community Bancshares, Inc.	6,440	194,102
Eagle Bancorp Montana, Inc.	1,200	29,184
Eagle Bancorp, Inc.	5,800	308,618
East West Bancorp, Inc.	26,034	1,921,309
Eastern Bankshares, Inc.	30,400	586,416
Enterprise Bancorp, Inc.	1,678	54,569
Enterprise Financial Services Corp.	4,447	219,860
Equity Bancshares, Inc. Class A (a)	2,600	71,240
Esquire Financial Holdings, Inc. (a)	1,200	27,372
Evans Bancorp, Inc.	900	30,501
Farmers & Merchants Bancorp, Inc.	1,824	45,855
Farmers National Banc Corp.	4,766	79,592
FB Financial Corp.	5,783	257,112
Fidelity D&D Bancorp, Inc. (b)	744	45,756
Financial Institutions, Inc.	2,980	90,264
First BanCorp	39,500	444,770
First BanCorp	5,214	226,809
First Bancorp, Inc.	1,900	55,461
First Bancshares, Inc.	3,700	135,457
First Bank	3,000	36,510
First Busey Corp.	9,188	235,672
First Business Financial Services, Inc.	1,500	37,095
First Capital, Inc. (b)	600	29,226
First Choice Bancorp	1,920	46,675
First Citizens BancShares, Inc. Class A	1,186	991,223
First Commonwealth Financial Corp.	17,506	251,561
First Community Bankshares, Inc.	3,200	95,968
First Community Corp.	1,300	25,935
First Financial Bancorp	17,791	426,984
First Financial Bankshares, Inc.	23,702	1,107,594
First Financial Corp.	2,500	112,525
First Foundation, Inc.	7,350	172,431
First Guaranty Bancshares, Inc. (b)	803	14,382
First Hawaiian, Inc.	23,900	654,143
First Horizon National Corp.	100,600	1,701,146
First Internet Bancorp	1,800	63,414

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
First Interstate BancSystem, Inc. Class A	7,382	$ 339,867
First Merchants Corp.	9,920	461,280
First Mid-Illinois Bancshares, Inc.	2,700	118,611
First Midwest Bancorp, Inc.	20,907	458,072
First Northwest Bancorp	1,602	26,625
First of Long Island Corp.	4,250	90,313
First Savings Financial Group, Inc.	349	23,432
First United Corp.	1,200	21,144
First Western Financial, Inc. (a)	1,100	27,511
Flushing Financial Corp.	5,500	116,765
FNB Corp.	59,433	754,799
FNCB Bancorp, Inc. (b)	3,200	24,128
Franklin Financial Services Corp. (b)	800	24,944
Fulton Financial Corp.	29,092	495,437
FVCBankcorp, Inc. (a) (b)	2,200	38,104
German American Bancorp, Inc.	4,525	209,146
Glacier Bancorp, Inc.	17,513	999,642
Great Southern Bancorp, Inc.	1,968	111,527
Great Western Bancorp, Inc.	10,111	306,262
Guaranty Bancshares, Inc.	1,465	53,839
Hancock Whitney Corp.	15,786	663,170
Hanmi Financial Corp.	5,700	112,461
HarborOne Bancorp, Inc.	9,463	127,467
Hawthorn Bancshares, Inc.	1,136	24,185
HBT Financial, Inc.	1,800	30,816
Heartland Financial USA, Inc.	6,400	321,664
Heritage Commerce Corp.	10,766	131,561
Heritage Financial Corp.	6,700	189,208
Hilltop Holdings, Inc.	12,000	409,560
Home BancShares, Inc.	28,014	757,779
HomeTrust Bancshares, Inc.	2,909	70,834
Hope Bancorp, Inc.	21,521	324,106
Horizon Bancorp, Inc.	7,940	147,525
Howard Bancorp, Inc. (a)	2,381	39,144
Independent Bank Corp.	5,992	504,466
Independent Bank Corp.	3,918	92,622
Independent Bank Group, Inc.	6,772	489,209
International Bancshares Corp.	9,750	452,595
Investar Holding Corp.	1,840	37,812
Investors Bancorp, Inc.	42,314	621,593
Lakeland Bancorp, Inc.	9,100	158,613
Lakeland Financial Corp.	4,428	306,373
Landmark Bancorp, Inc.	730	19,287
LCNB Corp.	2,200	38,500
Level One Bancorp, Inc.	900	23,202
Limestone Bancorp, Inc. (a)	1,000	15,850
Live Oak Bancshares, Inc.	5,190	355,463
Macatawa Bank Corp.	4,766	47,422
Mackinac Financial Corp.	1,700	23,834
MainStreet Bancshares, Inc. (a)	1,200	24,912
Mercantile Bank Corp.	2,900	94,163
Meridian Corp.	1,000	26,000
Security Description	Shares	Value
Metrocity Bankshares, Inc.	3,200	$ 49,216
Metropolitan Bank Holding Corp. (a)	1,300	65,468
Mid Penn Bancorp, Inc.	1,300	34,853
Middlefield Banc Corp.	1,100	23,056
Midland States Bancorp, Inc.	4,002	111,015
MidWestOne Financial Group, Inc.	2,751	85,198
MVB Financial Corp.	1,830	61,854
National Bank Holdings Corp. Class A	5,348	212,209
National Bankshares, Inc.	1,237	43,926
NBT Bancorp, Inc.	7,900	315,210
Nicolet Bankshares, Inc. (a)	1,666	139,044
Northeast Bank	1,400	36,946
Northrim BanCorp, Inc.	1,100	46,761
Norwood Financial Corp.	1,050	27,941
Oak Valley Bancorp (b)	1,300	22,295
OceanFirst Financial Corp.	11,007	263,508
OFG Bancorp	9,400	212,628
Ohio Valley Banc Corp.	800	19,424
Old National Bancorp	30,061	581,380
Old Second Bancorp, Inc.	5,335	70,475
Origin Bancorp, Inc.	4,100	173,881
Orrstown Financial Services, Inc.	2,000	44,600
Pacific Premier Bancorp, Inc.	14,701	638,611
PacWest Bancorp	21,489	819,805
Park National Corp.	2,661	344,067
Parke Bancorp, Inc.	1,962	39,220
Partners Bancorp (b)	1,800	13,158
PCB Bancorp	2,230	33,450
Peapack-Gladstone Financial Corp.	3,400	104,992
Penns Woods Bancorp, Inc.	1,270	30,594
Peoples Bancorp of North Carolina, Inc.	830	19,621
Peoples Bancorp, Inc.	3,400	112,778
Peoples Financial Services Corp.	1,239	52,335
Pinnacle Financial Partners, Inc.	13,589	1,204,801
Plumas Bancorp	900	26,325
Popular, Inc.	15,310	1,076,599
Preferred Bank	2,577	164,103
Premier Financial Bancorp, Inc.	2,339	43,482
Primis Financial Corp.	3,625	52,708
Professional Holding Corp. Class A (a)	2,000	36,740
Prosperity Bancshares, Inc.	16,409	1,228,870
QCR Holdings, Inc.	2,720	128,438
RBB Bancorp	3,100	62,837
Red River Bancshares, Inc.	900	50,409
Reliant Bancorp, Inc.	2,800	80,416
Renasant Corp.	9,932	410,986
Republic Bancorp, Inc. Class A	1,839	81,449
Republic First Bancorp, Inc. (a) (b)	8,200	30,914

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Richmond Mutual Bancorporation, Inc.	2,200	$ 29,832
S&T Bancorp, Inc.	7,061	236,544
Salisbury Bancorp, Inc.	500	22,205
Sandy Spring Bancorp, Inc.	8,436	366,375
SB Financial Group, Inc.	1,300	23,738
Seacoast Banking Corp. of Florida (a)	9,584	347,324
Select Bancorp, Inc. (a)	2,828	31,306
ServisFirst Bancshares, Inc.	8,900	545,837
Shore Bancshares, Inc.	2,155	36,678
Sierra Bancorp	2,600	69,680
Signature Bank	10,333	2,336,291
Silvergate Capital Corp. Class A (a)	3,526	501,291
Simmons First National Corp. Class A	19,886	590,018
SmartFinancial, Inc.	2,602	56,333
South Plains Financial, Inc.	1,900	43,168
South State Corp.	12,875	1,010,816
Southern First Bancshares, Inc. (a)	1,400	65,632
Southside Bancshares, Inc.	5,755	221,625
Spirit of Texas Bancshares, Inc.	2,449	54,637
Sterling Bancorp	35,605	819,627
Stock Yards Bancorp, Inc.	3,800	194,028
Summit Financial Group, Inc.	2,100	55,755
Synovus Financial Corp.	26,948	1,232,871
TCF Financial Corp.	27,863	1,294,515
Texas Capital Bancshares, Inc. (a)	9,264	657,003
Tompkins Financial Corp.	2,581	213,449
Towne Bank	12,290	373,616
TriCo Bancshares	4,872	230,787
TriState Capital Holdings, Inc. (a)	5,100	117,606
Triumph Bancorp, Inc. (a)	4,121	318,924
Trustmark Corp.	11,596	390,321
UMB Financial Corp.	7,989	737,624
Umpqua Holdings Corp.	40,587	712,302
United Bankshares, Inc.	22,705	875,959
United Community Banks, Inc.	14,286	487,438
United Security Bancshares	2,500	20,475
Unity Bancorp, Inc.	1,400	30,800
Univest Financial Corp.	5,340	152,671
Valley National Bancorp	73,068	1,003,954
Veritex Holdings, Inc.	8,650	283,028
Washington Trust Bancorp, Inc.	3,123	161,241
Webster Financial Corp.	16,457	906,945
WesBanco, Inc.	11,902	429,186
West Bancorporation, Inc.	3,000	72,270
Westamerica Bancorp	4,785	300,402
Western Alliance Bancorp	17,983	1,698,315
Wintrust Financial Corp.	10,331	783,090
		70,245,215
Security Description	Shares	Value
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	1,659	$ 2,001,218
Celsius Holdings, Inc. (a)	6,600	317,130
Coca-Cola Consolidated, Inc.	880	254,126
Keurig Dr. Pepper, Inc. (b)	129,100	4,437,167
MGP Ingredients, Inc. (b)	2,400	141,960
National Beverage Corp.	4,394	214,911
NewAge, Inc. (a)	17,700	50,622
Primo Water Corp.	28,600	465,036
		7,882,170
BIOTECHNOLOGY — 6.3%
4D Molecular Therapeutics, Inc. (a)	1,400	60,732
89bio, Inc. (a) (b)	1,500	35,520
Abeona Therapeutics, Inc. (a) (b)	10,786	20,278
ACADIA Pharmaceuticals, Inc. (a)	20,389	526,036
Acceleron Pharma, Inc. (a)	9,506	1,289,109
ADMA Biologics, Inc. (a)	12,300	21,648
Adverum Biotechnologies, Inc. (a)	16,500	162,690
Aeglea BioTherapeutics, Inc. (a)	8,400	66,528
Affimed NV (a)	21,000	166,110
Agenus, Inc. (a)	29,400	79,968
Agios Pharmaceuticals, Inc. (a)	11,304	583,739
Akebia Therapeutics, Inc. (a)	26,717	90,437
Akero Therapeutics, Inc. (a) (b)	2,500	72,525
Akouos, Inc. (a) (b)	4,600	63,802
Albireo Pharma, Inc. (a)	3,200	112,800
Alector, Inc. (a)	8,635	173,909
Aligos Therapeutics, Inc. (a) (b)	1,900	43,206
Alkermes PLC (a)	29,062	542,878
Allakos, Inc. (a) (b)	4,795	550,370
Allogene Therapeutics, Inc. (a)	10,000	353,000
Allovir, Inc. (a)	5,500	128,700
Alnylam Pharmaceuticals, Inc. (a)	21,309	3,008,618
ALX Oncology Holdings, Inc. (a)	3,200	235,968
Amicus Therapeutics, Inc. (a)	47,141	465,753
AnaptysBio, Inc. (a)	3,914	84,347
Anavex Life Sciences Corp. (a)	10,900	162,955
Anika Therapeutics, Inc. (a)	2,647	107,971
Annexon, Inc. (a)	5,000	139,200
Apellis Pharmaceuticals, Inc. (a)	11,000	472,010
Applied Genetic Technologies Corp. (a) (b)	8,000	40,560
Applied Molecular Transport, Inc. (a)	4,100	180,441
Applied Therapeutics, Inc. (a) (b)	2,941	55,158
Aprea Therapeutics, Inc. (a) (b)	1,200	6,120
Aptinyx, Inc. (a) (b)	5,900	17,700
Aravive, Inc. (a) (b)	2,300	15,157

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Arcturus Therapeutics Holdings, Inc. (a) (b)	3,735	$ 154,255
Arcus Biosciences, Inc. (a)	7,795	218,884
Arcutis Biotherapeutics, Inc. (a)	4,300	124,399
Ardelyx, Inc. (a)	13,700	90,694
Arena Pharmaceuticals, Inc. (a)	10,630	737,616
Arrowhead Pharmaceuticals, Inc. (a)	18,761	1,244,042
Assembly Biosciences, Inc. (a)	5,600	25,760
Atara Biotherapeutics, Inc. (a)	14,900	213,964
Athenex, Inc. (a) (b)	13,698	58,901
Athersys, Inc. (a)	32,481	58,466
Atreca, Inc. Class A (a) (b)	5,300	81,249
AVEO Pharmaceuticals, Inc. (a)	4,100	30,012
Avid Bioservices, Inc. (a)	11,268	205,416
Avidity Biosciences, Inc. (a) (b)	5,700	124,317
Avrobio, Inc. (a)	6,698	84,998
Axcella Health, Inc. (a) (b)	2,900	13,804
Aziyo Biologics, Inc. Class A (a)	400	5,528
Beam Therapeutics, Inc. (a) (b)	7,300	584,292
Beyondspring, Inc. (a)	3,500	38,745
BioAtla, Inc. (a)	2,100	106,764
BioCryst Pharmaceuticals, Inc. (a) (b)	32,330	328,796
Biohaven Pharmaceutical Holding Co., Ltd. (a)	8,800	601,480
BioMarin Pharmaceutical, Inc. (a)	33,319	2,515,918
Bioxcel Therapeutics, Inc. (a)	2,412	104,102
Black Diamond Therapeutics, Inc. (a)	3,400	82,484
Bluebird Bio, Inc. (a)	12,221	368,463
Blueprint Medicines Corp. (a)	10,142	986,107
Bolt Biotherapeutics, Inc. (a)	2,400	78,984
BrainStorm Cell Therapeutics, Inc. (a)	5,700	21,831
Bridgebio Pharma, Inc. (a) (b)	17,194	1,059,150
C4 Therapeutics, Inc. (a)	2,000	73,980
Cabaletta Bio, Inc. (a) (b)	2,400	26,640
Calithera Biosciences, Inc. (a) (b)	11,900	28,798
Calyxt, Inc. (a) (b)	1,900	11,438
CareDx, Inc. (a)	9,242	629,288
CASI Pharmaceuticals, Inc. (a)	12,000	28,800
Catabasis Pharmaceuticals, Inc. (a) (b)	3,800	10,982
Catalyst Biosciences, Inc. (a)	5,800	29,232
Catalyst Pharmaceuticals, Inc. (a)	17,947	82,736
CEL-SCI Corp. (a) (b)	6,595	100,310
Centogene NV (a) (b)	1,600	19,408
Checkmate Pharmaceuticals, Inc. (a) (b)	1,700	20,638
Checkpoint Therapeutics, Inc. (a) (b)	9,275	29,123
ChemoCentryx, Inc. (a)	9,100	466,284
Chimerix, Inc. (a)	11,097	106,975
Security Description	Shares	Value
Chinook Therapeutics, Inc. (a) (b)	2,490	$ 38,695
Cidara Therapeutics, Inc. (a)	6,700	17,822
Clovis Oncology, Inc. (a) (b)	15,480	108,670
Codiak Biosciences, Inc. (a)	1,200	18,096
Cohbar, Inc. (a)	6,100	8,296
Coherus Biosciences, Inc. (a)	10,917	159,497
Concert Pharmaceuticals, Inc. (a)	5,498	27,435
Constellation Pharmaceuticals, Inc. (a) (b)	5,765	134,843
Contra Aduro Biotech	2,090	272
ContraFect Corp. (a)	4,400	21,120
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	14,214	28,002
Cortexyme, Inc. (a) (b)	2,949	106,252
Crinetics Pharmaceuticals, Inc. (a) (b)	5,100	77,928
Cue Biopharma, Inc. (a)	5,485	66,917
Cullinan Oncology, Inc. (a)	2,400	100,008
Cyclerion Therapeutics, Inc. (a) (b)	3,740	10,435
Cytokinetics, Inc. (a)	12,296	286,005
CytomX Therapeutics, Inc. (a)	11,475	88,702
Decibel Therapeutics, Inc. (a)	1,300	14,768
Deciphera Pharmaceuticals, Inc. (a)	7,100	318,364
Denali Therapeutics, Inc. (a)	11,500	656,650
Dermtech, Inc. (a) (b)	1,900	96,501
Dicerna Pharmaceuticals, Inc. (a)	12,100	309,397
Dyadic International, Inc. (a)	3,600	19,764
Dynavax Technologies Corp. (a) (b)	19,838	195,008
Dyne Therapeutics, Inc. (a)	3,000	46,590
Eagle Pharmaceuticals, Inc. (a)	1,946	81,226
Editas Medicine, Inc. (a) (b)	12,239	514,038
Eiger BioPharmaceuticals, Inc. (a) (b)	5,675	50,224
Emergent BioSolutions, Inc. (a)	8,300	771,153
Enanta Pharmaceuticals, Inc. (a)	3,600	177,552
Enochian Biosciences, Inc. (a) (b)	2,510	8,885
Epizyme, Inc. (a)	16,738	145,788
Esperion Therapeutics, Inc. (a) (b)	4,800	134,640
Evelo Biosciences, Inc. (a)	4,335	46,384
Exact Sciences Corp. (a)	27,393	3,609,849
Exelixis, Inc. (a)	56,708	1,281,034
Exicure, Inc. (a) (b)	11,000	23,980
Fate Therapeutics, Inc. (a)	13,989	1,153,393
Fennec Pharmaceuticals, Inc. (a) (b)	3,900	24,219
FibroGen, Inc. (a)	15,408	534,812
Five Prime Therapeutics, Inc. (a)	5,847	220,256

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Flexion Therapeutics, Inc. (a) (b)	8,200	$ 73,390
Foghorn Therapeutics, Inc. (a)	1,300	17,134
Forma Therapeutics Holdings, Inc. (a) (b)	5,600	156,912
Fortress Biotech, Inc. (a) (b)	12,300	43,419
Frequency Therapeutics, Inc. (a) (b)	4,700	44,650
G1 Therapeutics, Inc. (a) (b)	6,261	150,640
Galectin Therapeutics, Inc. (a) (b)	6,283	13,634
Galera Therapeutics, Inc. (a)	1,600	14,112
Generation Bio Co. (a) (b)	7,500	213,450
Genprex, Inc. (a)	5,300	22,843
Geron Corp. (a) (b)	52,883	83,555
Global Blood Therapeutics, Inc. (a)	10,981	447,476
GlycoMimetics, Inc. (a)	6,791	20,441
Gossamer Bio, Inc. (a)	10,600	98,050
Gritstone Oncology, Inc. (a)	5,600	52,808
Halozyme Therapeutics, Inc. (a)	24,358	1,015,485
Harpoon Therapeutics, Inc. (a)	2,490	52,091
Heron Therapeutics, Inc. (a) (b)	16,017	259,636
Homology Medicines, Inc. (a)	6,200	58,342
Hookipa Pharma, Inc. (a) (b)	2,685	36,113
iBio, Inc. (a) (b)	39,900	61,446
Ideaya Biosciences, Inc. (a)	3,300	77,550
IGM Biosciences, Inc. (a)	1,400	107,366
Immunic, Inc. (a)	1,000	15,940
ImmunityBio, Inc. (a) (b)	5,900	140,066
ImmunoGen, Inc. (a)	35,176	284,926
Immunome, Inc. (a) (b)	400	13,552
Immunovant, Inc. (a)	7,000	112,280
Inhibrx, Inc. (a)	1,500	30,105
Inovio Pharmaceuticals, Inc. (a) (b)	33,911	314,694
Inozyme Pharma, Inc. (a)	2,200	43,560
Insmed, Inc. (a)	18,566	632,358
Intellia Therapeutics, Inc. (a) (b)	10,100	810,575
Intercept Pharmaceuticals, Inc. (a) (b)	4,887	112,792
Invitae Corp. (a) (b)	22,200	848,262
Ionis Pharmaceuticals, Inc. (a)	24,112	1,084,075
Iovance Biotherapeutics, Inc. (a) (b)	25,400	804,164
Ironwood Pharmaceuticals, Inc. (a)	29,278	327,328
iTeos Therapeutics, Inc. (a)	3,700	126,466
IVERIC bio, Inc. (a)	14,900	92,082
Jounce Therapeutics, Inc. (a)	3,200	32,864
Kadmon Holdings, Inc. (a)	32,263	125,503
KalVista Pharmaceuticals, Inc. (a)	3,500	89,915
Karuna Therapeutics, Inc. (a)	2,850	342,655
Karyopharm Therapeutics, Inc. (a) (b)	13,300	139,916
Keros Therapeutics, Inc. (a)	2,447	150,613
Security Description	Shares	Value
Kezar Life Sciences, Inc. (a)	5,830	$ 34,747
Kindred Biosciences, Inc. (a)	6,700	33,299
Kiniksa Pharmaceuticals Ltd. Class A (a)	5,025	93,013
Kinnate Biopharma, Inc. (a)	2,500	77,900
Kodiak Sciences, Inc. (a) (b)	6,035	684,309
Kronos Bio, Inc. (a)	2,800	81,956
Krystal Biotech, Inc. (a)	2,767	213,170
Kura Oncology, Inc. (a)	11,500	325,105
Kymera Therapeutics, Inc. (a)	1,900	73,834
La Jolla Pharmaceutical Co. (a) (b)	3,645	15,455
Lexicon Pharmaceuticals, Inc. (a) (b)	9,321	54,714
Ligand Pharmaceuticals, Inc. (a)	2,605	397,132
LogicBio Therapeutics, Inc. (a)	2,875	20,930
MacroGenics, Inc. (a)	10,034	319,583
Madrigal Pharmaceuticals, Inc. (a)	1,621	189,608
Magenta Therapeutics, Inc. (a) (b)	3,900	46,176
MannKind Corp. (a) (b)	41,800	163,856
Marker Therapeutics, Inc. (a) (b)	4,870	10,909
MediciNova, Inc. (a) (b)	8,000	40,400
MEI Pharma, Inc. (a)	20,314	69,677
MeiraGTx Holdings PLC (a)	4,500	64,935
Mersana Therapeutics, Inc. (a)	10,000	161,800
Metacrine, Inc. (a)	1,200	7,440
Minerva Neurosciences, Inc. (a)	6,380	18,630
Mirati Therapeutics, Inc. (a)	7,839	1,342,821
Mirum Pharmaceuticals, Inc. (a) (b)	997	19,761
Moderna, Inc. (a)	52,642	6,893,470
Molecular Templates, Inc. (a)	4,815	60,765
Morphic Holding, Inc. (a)	2,600	164,528
Mustang Bio, Inc. (a) (b)	9,405	31,225
Myriad Genetics, Inc. (a)	13,094	398,712
Natera, Inc. (a)	13,849	1,406,227
Neoleukin Therapeutics, Inc. (a) (b)	6,000	73,860
Neubase Therapeutics, Inc. (a) (b)	3,000	22,170
NeuroBo Pharmaceuticals, Inc. (a)	1,300	5,720
Neurocrine Biosciences, Inc. (a)	17,128	1,665,698
NexImmune, Inc. (a)	1,200	22,896
NextCure, Inc. (a)	3,000	30,030
Nkarta, Inc. (a)	3,800	125,020
Novavax, Inc. (a)	11,321	2,052,610
Nurix Therapeutics, Inc. (a) (b)	4,500	139,905
Nymox Pharmaceutical Corp. (a) (b)	7,700	17,094
Olema Pharmaceuticals, Inc. (a)	2,200	72,996
Oncocyte Corp. (a)	13,385	69,468
Oncorus, Inc. (a)	1,400	19,488
OPKO Health, Inc. (a) (b)	73,818	316,679

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Organogenesis Holdings, Inc. (a)	4,498	$ 81,954
Orgenesis, Inc. (a)	3,400	19,482
ORIC Pharmaceuticals, Inc. (a)	4,200	102,900
Ovid therapeutics, Inc. (a) (b)	8,800	35,376
Oyster Point Pharma, Inc. (a) (b)	1,100	20,108
Pandion Therapeutics, Inc. (a)	1,400	84,070
Passage Bio, Inc. (a)	5,400	94,392
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,496	8,636
Pieris Pharmaceuticals, Inc. (a)	9,300	23,901
PMV Pharmaceuticals, Inc. (a)	2,600	85,514
Poseida Therapeutics, Inc. (a) (b)	6,200	59,210
Praxis Precision Medicines, Inc. (a)	2,100	68,796
Precigen, Inc. (a) (b)	13,141	90,541
Precision BioSciences, Inc. (a)	8,600	89,010
Prelude Therapeutics, Inc. (a)	1,900	82,327
Protagonist Therapeutics, Inc. (a)	6,602	170,992
Protara Therapeutics, Inc. (a)	700	11,018
Prothena Corp. PLC (a)	5,700	143,184
PTC Therapeutics, Inc. (a)	11,300	535,055
Puma Biotechnology, Inc. (a) (b)	5,607	54,500
Radius Health, Inc. (a)	8,455	176,371
Rapt Therapeutics, Inc. (a)	2,000	44,400
REGENXBIO, Inc. (a)	7,200	245,592
Relay Therapeutics, Inc. (a)	8,500	293,845
Replimenu Group, Inc. (a)	4,500	137,295
REVOLUTION Medicines, Inc. (a)	7,842	359,791
Rhythm Pharmaceuticals, Inc. (a)	7,100	151,017
Rigel Pharmaceuticals, Inc. (a)	31,689	108,376
Rocket Pharmaceuticals, Inc. (a) (b)	6,900	306,153
Rubius Therapeutics, Inc. (a) (b)	6,700	177,550
Sage Therapeutics, Inc. (a)	9,472	708,979
Sana Biotechnology, Inc. (a)	5,000	167,350
Sangamo Therapeutics, Inc. (a)	21,065	263,944
Sarepta Therapeutics, Inc. (a) (b)	13,852	1,032,390
Savara, Inc. (a)	8,845	18,398
Scholar Rock Holding Corp. (a)	4,745	240,382
Scopus Biopharma, Inc. (a)	1,000	8,450
Seagen, Inc. (a)	23,333	3,240,020
Selecta Biosciences, Inc. (a)	12,700	57,467
Sensei Biotherapeutics, Inc. (a)	1,400	20,342
Seres Therapeutics, Inc. (a)	10,346	213,024
Shattuck Labs, Inc. (a)	2,500	73,100
Sigilon Therapeutics, Inc. (a)	1,400	31,290
Silverback Therapeutics, Inc. (a)	2,400	104,712
Soleno Therapeutics, Inc. (a)	11,000	13,860
Solid Biosciences, Inc. (a)	5,300	29,309
Security Description	Shares	Value
Sorrento Therapeutics, Inc. (a) (b)	45,919	$ 379,750
Spectrum Pharmaceuticals, Inc. (a)	26,632	86,820
Spero Therapeutics, Inc. (a) (b)	3,793	55,833
SpringWorks Therapeutics, Inc. (a) (b)	4,400	323,708
Spruce Biosciences, Inc. (a)	1,300	21,580
SQZ Biotechnologies Co. (a)	800	10,944
Stoke Therapeutics, Inc. (a)	2,500	97,100
Sutro Biopharma, Inc. (a)	6,100	138,836
Syndax Pharmaceuticals, Inc. (a)	5,800	129,688
Syros Pharmaceuticals, Inc. (a)	8,800	65,824
Taysha Gene Therapies, Inc. (a)	1,600	32,480
TCR2 Therapeutics, Inc. (a)	5,400	119,232
TG Therapeutics, Inc. (a)	22,345	1,077,029
Translate Bio, Inc. (a) (b)	12,500	206,125
Travere Therapeutics, Inc. (a)	10,098	252,147
Turning Point Therapeutics, Inc. (a)	6,889	651,630
Twist Bioscience Corp. (a)	8,561	1,060,365
Tyme Technologies, Inc. (a) (b)	12,500	22,250
Ultragenyx Pharmaceutical, Inc. (a)	11,614	1,322,370
United Therapeutics Corp. (a)	7,988	1,336,153
UNITY Biotechnology, Inc. (a) (b)	6,490	38,940
UroGen Pharma, Ltd. (a) (b)	3,600	70,128
Vanda Pharmaceuticals, Inc. (a)	9,951	149,464
Vaxart, Inc. (a) (b)	10,000	60,500
Vaxcyte, Inc. (a) (b)	5,400	106,650
VBI Vaccines, Inc. (a) (b)	33,606	104,515
Veracyte, Inc. (a)	12,187	655,051
Verastem, Inc. (a)	31,300	77,311
Vericel Corp. (a)	8,373	465,120
Viking Therapeutics, Inc. (a) (b)	12,014	75,989
Vir Biotechnology, Inc. (a) (b)	9,839	504,445
Vor BioPharma, Inc. (a)	2,100	90,510
Voyager Therapeutics, Inc. (a) (b)	4,800	22,608
vTv Therapeutics, Inc. Class A (a)	1,500	4,230
X4 Pharmaceuticals, Inc. (a) (b)	2,908	25,038
XBiotech, Inc. (a)	2,675	45,930
Xencor, Inc. (a)	10,185	438,566
XOMA Corp. (a) (b)	1,100	44,891
Y-mAbs Therapeutics, Inc. (a)	5,700	172,368
Zentalis Pharmaceuticals, Inc. (a)	5,400	234,306
ZIOPHARM Oncology, Inc. (a)	39,856	143,482
		82,832,700
BUILDING PRODUCTS — 1.2%
AAON, Inc.	7,500	525,075
Advanced Drainage Systems, Inc.	10,300	1,064,917

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Alpha Pro Tech, Ltd. (a)	2,200	$ 21,472
American Woodmark Corp. (a)	3,112	306,781
Apogee Enterprises, Inc.	4,809	196,592
Armstrong World Industries, Inc.	8,795	792,342
AZEK Co., Inc. (a)	16,792	706,104
Builders FirstSource, Inc. (a)	37,365	1,732,615
Caesarstone, Ltd.	4,027	55,291
Cornerstone Building Brands, Inc. (a)	8,128	114,036
CSW Industrials, Inc.	2,479	334,665
Gibraltar Industries, Inc. (a)	6,000	549,060
Griffon Corp.	8,400	228,228
Insteel Industries, Inc.	3,487	107,539
JELD-WEN Holding, Inc. (a)	12,409	343,605
Lennox International, Inc.	6,381	1,988,256
Masonite International Corp. (a)	4,493	517,773
Owens Corning	19,681	1,812,423
PGT Innovations, Inc. (a)	10,454	263,963
Quanex Building Products Corp.	6,150	161,314
Resideo Technologies, Inc. (a)	26,377	745,150
Simpson Manufacturing Co., Inc.	8,000	829,840
Trex Co., Inc. (a)	21,288	1,948,704
UFP Industries, Inc.	11,009	834,923
		16,180,668
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.	8,301	1,237,098
Apollo Global Management, Inc.	31,407	1,476,443
Ares Management Corp. Class A	18,130	1,015,824
Artisan Partners Asset Management, Inc. Class A	10,393	542,203
Assetmark Financial Holdings, Inc. (a)	3,100	72,354
Associated Capital Group, Inc. Class A	300	10,758
B. Riley Financial, Inc.	3,634	204,885
BGC Partners, Inc. Class A	56,800	274,344
Blucora, Inc. (a)	9,000	149,760
Brightsphere Investment Group, Inc.	11,438	233,106
Carlyle Group, Inc.	21,740	799,162
Cohen & Steers, Inc.	4,509	294,573
Cowen, Inc. Class A	4,750	166,963
Diamond Hill Investment Group, Inc.	568	88,614
Donnelley Financial Solutions, Inc. (a)	5,575	155,152
Evercore, Inc. Class A	7,293	960,780
FactSet Research Systems, Inc.	6,891	2,126,494
Federated Hermes, Inc.	17,400	544,620
Focus Financial Partners, Inc. Class A (a)	7,082	294,753
GAMCO Investors, Inc. Class A	982	18,216
Greenhill & Co., Inc.	2,617	43,128
Hamilton Lane, Inc. Class A	5,904	522,858
Security Description	Shares	Value
Houlihan Lokey, Inc.	9,500	$ 631,845
Interactive Brokers Group, Inc. Class A	13,562	990,568
KKR & Co., Inc.	100,264	4,897,896
Lazard, Ltd. Class A	18,602	809,373
LPL Financial Holdings, Inc.	14,434	2,051,937
Moelis & Co. Class A	9,700	532,336
Morningstar, Inc.	3,940	886,658
Oppenheimer Holdings, Inc. Class A	1,700	68,085
Piper Sandler Cos.	3,200	350,880
PJT Partners, Inc. Class A	4,272	289,001
Pzena Investment Management, Inc. Class A	3,100	32,643
Safeguard Scientifics, Inc. (a)	3,600	24,552
Sculptor Capital Management, Inc.	3,485	76,252
SEI Investments Co.	20,806	1,267,710
Siebert Financial Corp. (a) (b)	2,020	8,181
Silvercrest Asset Management Group, Inc. Class A	1,804	25,942
StepStone Group, Inc. Class A	3,600	126,972
Stifel Financial Corp.	18,316	1,173,323
StoneX Group, Inc. (a)	3,103	202,874
Tradeweb Markets, Inc. Class A	15,392	1,139,008
Value Line, Inc.	200	5,638
Virtu Financial, Inc. Class A	11,697	363,192
Virtus Investment Partners, Inc.	1,353	318,631
Waddell & Reed Financial, Inc. Class A	11,236	281,462
Westwood Holdings Group, Inc.	1,405	20,316
WisdomTree Investments, Inc.	25,799	161,244
		27,968,607
CHEMICALS — 1.7%
Advanced Emissions Solutions, Inc.	3,000	16,500
AdvanSix, Inc. (a)	5,100	136,782
AgroFresh Solutions, Inc. (a)	5,700	11,400
American Vanguard Corp.	5,352	109,234
Amyris, Inc. (a) (b)	19,500	372,450
Ashland Global Holdings, Inc.	10,230	908,117
Avient Corp.	16,733	790,969
Axalta Coating Systems, Ltd. (a)	38,800	1,147,704
Balchem Corp.	5,888	738,414
Cabot Corp.	10,298	540,027
Chase Corp.	1,396	162,481
Chemours Co.	30,143	841,291
Element Solutions, Inc.	40,000	731,600
Ferro Corp. (a)	14,958	252,192
FutureFuel Corp.	4,800	69,744
GCP Applied Technologies, Inc. (a)	9,097	223,240
Hawkins, Inc.	3,596	120,538
HB Fuller Co.	9,499	597,582
Huntsman Corp.	36,939	1,064,951
Ingevity Corp. (a)	7,638	576,898

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Innospec, Inc.	4,447	$ 456,662
Intrepid Potash, Inc. (a)	1,790	58,282
Koppers Holdings, Inc. (a)	3,830	133,131
Kraton Corp. (a)	5,685	208,014
Kronos Worldwide, Inc.	4,200	64,260
Livent Corp. (a) (b)	26,842	464,904
Marrone Bio Innovations, Inc. (a)	12,493	26,110
Minerals Technologies, Inc.	6,292	473,914
NewMarket Corp.	1,286	488,886
Olin Corp.	26,247	996,599
Orion Engineered Carbons SA	11,000	216,920
PQ Group Holdings, Inc.	7,150	119,405
Quaker Chemical Corp. (b)	2,461	599,918
Rayonier Advanced Materials, Inc. (a)	11,600	105,212
RPM International, Inc.	23,590	2,166,742
Scotts Miracle-Gro Co.	7,473	1,830,661
Sensient Technologies Corp.	7,819	609,882
Stepan Co.	3,982	506,152
Trecora Resources (a)	4,470	34,732
Tredegar Corp.	4,807	72,153
Trinseo SA	6,999	445,626
Tronox Holdings PLC Class A	20,169	369,093
Valvoline, Inc.	33,541	874,414
Westlake Chemical Corp.	6,296	559,022
WR Grace & Co.	10,376	621,107
		21,913,915
COMMERCIAL SERVICES & SUPPLIES — 1.1%
ABM Industries, Inc.	12,300	627,423
ACCO Brands Corp.	17,242	145,523
ADT, Inc. (b)	28,480	240,371
Brady Corp. Class A	8,600	459,670
BrightView Holdings, Inc. (a)	7,600	128,212
Brink's Co.	9,014	714,179
Casella Waste Systems, Inc. Class A (a)	8,900	565,773
CECO Environmental Corp. (a)	5,843	46,335
Cimpress PLC (a) (b)	3,233	323,720
Clean Harbors, Inc. (a)	9,453	794,619
CompX International, Inc.	200	3,602
CoreCivic, Inc. REIT (a)	22,325	202,041
Covanta Holding Corp.	21,700	300,762
Deluxe Corp.	7,676	322,085
Driven Brands Holdings, Inc. (a)	6,900	175,398
Ennis, Inc.	4,797	102,416
Harsco Corp. (a)	14,325	245,674
Healthcare Services Group, Inc.	13,665	383,030
Heritage-Crystal Clean, Inc. (a)	2,934	79,599
Herman Miller, Inc.	10,800	444,420
HNI Corp.	7,789	308,133
IAA, Inc. (a)	24,733	1,363,778
Interface, Inc.	10,862	135,558
KAR Auction Services, Inc. (a)	23,692	355,380
Security Description	Shares	Value
Kimball International, Inc. Class B	6,665	$ 93,310
Knoll, Inc.	9,333	154,088
Matthews International Corp. Class A	5,731	226,661
Montrose Environmental Group, Inc. (a)	4,000	200,760
MSA Safety, Inc.	6,682	1,002,434
NL Industries, Inc.	1,531	11,406
Pitney Bowes, Inc.	31,764	261,735
Quad/Graphics, Inc.	6,027	21,275
SP Plus Corp. (a)	4,300	140,997
Steelcase, Inc. Class A	15,800	227,362
Stericycle, Inc. (a)	16,794	1,133,763
Team, Inc. (a)	5,500	63,415
Tetra Tech, Inc.	9,895	1,342,949
UniFirst Corp.	2,728	610,281
US Ecology, Inc. (a)	5,861	244,052
Viad Corp. (a)	3,754	156,730
Vidler Water Resouces, Inc. (a)	3,130	27,857
VSE Corp.	1,880	74,260
		14,461,036
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc.	8,937	149,069
Applied Optoelectronics, Inc. (a) (b)	3,897	32,579
CalAmp Corp. (a)	6,300	68,355
Calix, Inc. (a)	9,600	332,736
Cambium Networks Corp. (a)	1,500	70,080
Casa Systems, Inc. (a)	5,899	56,217
Ciena Corp. (a)	28,197	1,542,940
Clearfield, Inc. (a)	2,100	63,273
CommScope Holding Co., Inc. (a)	36,155	555,341
Comtech Telecommunications Corp.	4,598	114,214
Digi International, Inc. (a)	5,370	101,976
DZS, Inc. (a)	2,760	42,918
EchoStar Corp. Class A (a)	8,841	212,184
Extreme Networks, Inc. (a)	22,200	194,250
Genasys, Inc. (a)	6,100	40,809
Harmonic, Inc. (a)	17,800	139,552
Infinera Corp. (a) (b)	30,100	289,863
Inseego Corp. (a) (b)	13,017	130,170
KVH Industries, Inc. (a)	3,132	39,714
Lumentum Holdings, Inc. (a)	13,982	1,277,256
NETGEAR, Inc. (a)	5,589	229,708
NetScout Systems, Inc. (a)	12,907	363,461
PC-Tel, Inc.	3,200	22,240
Plantronics, Inc. (a)	6,448	250,891
Resonant, Inc. (a)	9,500	40,280
Ribbon Communications, Inc. (a)	12,700	104,267
Ubiquiti, Inc.	1,566	467,138
ViaSat, Inc. (a) (b)	10,911	524,492

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Viavi Solutions, Inc. (a)	41,900	$ 657,830
		8,113,803
CONSTRUCTION & ENGINEERING — 0.8%
AECOM (a)	26,004	1,667,116
Aegion Corp. (a)	5,700	163,875
Ameresco, Inc. Class A (a)	4,600	223,698
API Group Corp. (a) (b) (c)	25,823	534,020
Arcosa, Inc.	8,889	578,585
Argan, Inc.	2,739	146,126
Comfort Systems USA, Inc.	6,625	495,351
Concrete Pumping Holdings, Inc. (a) (b)	4,831	35,798
Construction Partners, Inc. Class A (a)	5,098	152,328
Dycom Industries, Inc. (a)	5,652	524,788
EMCOR Group, Inc.	9,953	1,116,328
Fluor Corp. (a)	25,809	595,930
Granite Construction, Inc. (b)	8,579	345,305
Great Lakes Dredge & Dock Corp. (a)	11,650	169,857
HC2 Holdings, Inc. (a) (b)	9,058	35,688
IES Holdings, Inc. (a)	1,500	75,615
MasTec, Inc. (a)	10,376	972,231
Matrix Service Co. (a)	4,900	64,239
MYR Group, Inc. (a)	2,948	211,283
Northwest Pipe Co. (a)	1,800	60,156
NV5 Global, Inc. (a)	2,044	197,389
Primoris Services Corp.	8,754	290,020
Sterling Construction Co., Inc. (a)	5,200	120,640
Tutor Perini Corp. (a)	7,600	144,020
Valmont Industries, Inc.	3,904	927,864
WillScot Mobile Mini Holdings Corp. (a)	31,713	880,036
		10,728,286
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	7,608	1,022,592
Forterra, Inc. (a)	5,404	125,643
Summit Materials, Inc. Class A (a)	21,012	588,756
United States Lime & Minerals, Inc.	321	42,921
US Concrete, Inc. (a)	2,888	211,748
		1,991,660
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	68,875	3,113,839
Atlanticus Holdings Corp. (a)	900	27,297
Credit Acceptance Corp. (a) (b)	1,728	622,477
Curo Group Holdings Corp.	3,330	48,585
Encore Capital Group, Inc. (a)	5,851	235,386
Enova International, Inc. (a)	6,300	223,524
EZCORP, Inc. Class A (a)	8,700	43,239
FirstCash, Inc.	7,415	486,943
Green Dot Corp. Class A (a)	9,400	430,426
LendingClub Corp. (a)	12,906	213,207
Security Description	Shares	Value
LendingTree, Inc. (a) (b)	2,024	$ 431,112
Navient Corp.	33,704	482,304
Nelnet, Inc. Class A	3,142	228,549
OneMain Holdings, Inc.	13,444	722,212
Oportun Financial Corp. (a)	3,651	75,612
PRA Group, Inc. (a)	8,372	310,350
Prog Holdings, Inc.	12,397	536,666
Regional Management Corp.	1,600	55,456
Santander Consumer USA Holdings, Inc.	13,264	358,924
SLM Corp.	69,012	1,240,146
Upstart Holdings, Inc. (a) (b)	2,600	335,036
World Acceptance Corp. (a) (b)	807	104,716
		10,326,006
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	11,852	1,679,073
Ardagh Group SA	3,500	88,935
Berry Global Group, Inc. (a)	24,787	1,521,922
Crown Holdings, Inc.	23,910	2,320,226
Graphic Packaging Holding Co.	49,167	892,873
Greif, Inc. Class A	4,700	267,900
Greif, Inc. Class B	1,142	65,368
Myers Industries, Inc.	6,695	132,293
O-I Glass, Inc. (a)	28,728	423,451
Pactiv Evergreen, Inc.	7,300	100,302
Ranpak Holdings Corp. (a)	5,400	108,324
Silgan Holdings, Inc.	14,468	608,090
Sonoco Products Co.	18,478	1,169,657
UFP Technologies, Inc. (a)	1,300	64,766
		9,443,180
DISTRIBUTORS — 0.0% (d)
Core-Mark Holding Co., Inc.	8,152	315,401
Funko, Inc. Class A (a) (b)	4,550	89,544
Greenlane Holdings, Inc. Class A (a) (b)	1,600	8,488
Weyco Group, Inc.	1,143	24,723
		438,156
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	9,274	366,694
American Public Education, Inc. (a)	2,700	96,201
Aspen Group, Inc. (a)	4,200	25,200
Bright Horizons Family Solutions, Inc. (a)	11,061	1,896,409
Carriage Services, Inc.	3,096	108,948
Chegg, Inc. (a)	24,057	2,060,723
frontdoor, Inc. (a)	15,811	849,841
Graham Holdings Co. Class B	673	378,522
Grand Canyon Education, Inc. (a)	8,610	922,131
H&R Block, Inc.	33,900	739,020
Houghton Mifflin Harcourt Co. (a)	19,599	149,344

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Laureate Education, Inc. Class A (a)	19,670	$ 267,315
OneSpaWorld Holdings, Ltd. (a)	8,400	89,460
Perdoceo Education Corp. (a)	12,812	153,232
Regis Corp. (a) (b)	4,306	54,083
Service Corp. International	31,083	1,586,787
Strategic Education, Inc.	4,446	408,632
Stride, Inc. (a)	7,405	222,965
Terminix Global Holdings, Inc. (a)	24,373	1,161,861
Universal Technical Institute, Inc. (a)	6,000	35,040
Vivint Smart Home, Inc. (a)	14,613	209,258
WW International, Inc. (a)	8,600	269,008
		12,050,674
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Alerus Financial Corp.	2,776	82,669
A-Mark Precious Metals, Inc.	900	32,400
Banco Latinoamericano de Comercio Exterior SA Class E	5,700	86,241
Cannae Holdings, Inc. (a)	15,800	625,996
Equitable Holdings, Inc.	74,046	2,415,381
GWG Holdings, Inc. (a) (b)	500	3,495
Jefferies Financial Group, Inc.	40,919	1,231,662
Marlin Business Services Corp.	1,600	21,824
SWK Holdings Corp. (a)	700	10,178
Voya Financial, Inc. (b)	22,741	1,447,237
		5,957,083
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Alaska Communications Systems Group, Inc.	9,400	30,550
Anterix, Inc. (a)	2,107	99,366
ATN International, Inc.	2,057	101,040
Bandwidth, Inc. Class A (a) (b)	3,558	450,941
Cincinnati Bell, Inc. (a)	9,274	142,356
Cogent Communications Holdings, Inc.	7,796	536,053
Consolidated Communications Holdings, Inc. (a)	13,549	97,553
IDT Corp. Class B (a)	3,700	83,842
Iridium Communications, Inc. (a)	21,875	902,343
Liberty Latin America, Ltd. Class C (a)	28,400	368,632
Ooma, Inc. (a)	3,900	61,815
ORBCOMM, Inc. (a)	13,611	103,852
Vonage Holdings Corp. (a)	43,000	508,260
		3,486,603
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	9,562	642,471
Avangrid, Inc. (b)	10,400	518,024
Genie Energy, Ltd. Class B	2,198	13,935
Security Description	Shares	Value
Hawaiian Electric Industries, Inc.	19,683	$ 874,516
IDACORP, Inc.	9,238	923,523
MGE Energy, Inc.	6,662	475,600
OGE Energy Corp.	36,817	1,191,398
Otter Tail Corp.	7,476	345,167
PG&E Corp. (a)	244,236	2,860,004
PNM Resources, Inc.	15,651	767,681
Portland General Electric Co.	16,521	784,252
Spark Energy, Inc. Class A (b)	2,096	22,385
		9,418,956
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	6,557	1,081,905
Allied Motion Technologies, Inc.	1,362	69,911
American Superconductor Corp. (a)	5,000	94,800
Array Technologies, Inc. (a)	22,600	673,932
Atkore, Inc. (a)	8,600	618,340
AZZ, Inc.	4,644	233,825
Bloom Energy Corp. Class A (a) (b)	16,276	440,266
Encore Wire Corp.	3,734	250,663
EnerSys	7,841	711,963
FuelCell Energy, Inc. (a) (b)	57,777	832,567
GrafTech International, Ltd.	31,250	382,188
Hubbell, Inc.	9,963	1,861,985
LSI Industries, Inc.	4,800	40,944
nVent Electric PLC	28,600	798,226
Orion Energy Systems, Inc. (a) (b)	5,000	34,800
Plug Power, Inc. (a)	75,575	2,708,608
Powell Industries, Inc.	1,700	57,579
Preformed Line Products Co.	600	41,250
Regal Beloit Corp.	7,446	1,062,395
Sensata Technologies Holding PLC (a)	28,447	1,648,504
Shoals Technologies Group, Inc. Class A (a)	16,400	570,392
Sunrun, Inc. (a) (b)	29,089	1,759,303
Thermon Group Holdings, Inc. (a)	6,080	118,499
TPI Composites, Inc. (a)	5,700	321,651
Ultralife Corp. (a)	1,700	14,076
Vertiv Holdings Co.	43,800	876,000
Vicor Corp. (a)	3,576	304,067
		17,608,639
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
908 Devices, Inc. (a)	1,300	63,050
Akoustis Technologies, Inc. (a)	6,800	90,712
Arlo Technologies, Inc. (a)	14,817	93,051
Arrow Electronics, Inc. (a)	13,683	1,516,350
Avnet, Inc.	18,097	751,206
Badger Meter, Inc.	5,376	500,344
Bel Fuse, Inc. Class B	1,900	37,791

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Belden, Inc.	8,063	$ 357,755
Benchmark Electronics, Inc.	6,831	211,215
Cognex Corp.	30,852	2,560,408
Coherent, Inc. (a)	4,497	1,137,246
CTS Corp.	5,787	179,744
Daktronics, Inc.	6,645	41,664
Dolby Laboratories, Inc. Class A	11,824	1,167,265
ePlus, Inc. (a)	2,464	245,513
Fabrinet (a)	6,700	605,613
FARO Technologies, Inc. (a)	3,288	284,642
II-VI, Inc. (a) (b)	18,766	1,283,031
Insight Enterprises, Inc. (a)	6,378	608,589
Intellicheck, Inc. (a)	3,300	27,654
Iteris, Inc. (a)	7,400	45,658
Itron, Inc. (a)	8,099	717,976
Jabil, Inc.	27,067	1,411,815
Kimball Electronics, Inc. (a)	4,444	114,655
Knowles Corp. (a)	16,268	340,327
Littelfuse, Inc.	4,385	1,159,569
Luna Innovations, Inc. (a)	5,400	56,862
Methode Electronics, Inc.	6,749	283,323
MTS Systems Corp. (a)	3,632	211,382
Napco Security Technologies, Inc. (a)	2,678	93,275
National Instruments Corp.	23,782	1,027,026
nLight, Inc. (a)	6,588	213,451
Novanta, Inc. (a)	6,241	823,126
OSI Systems, Inc. (a)	3,140	301,754
PAR Technology Corp. (a) (b)	3,500	228,935
PC Connection, Inc.	2,060	95,563
Plexus Corp. (a)	5,200	477,568
Powerfleet, Inc. (a)	6,100	50,142
Research Frontiers, Inc. (a) (b)	4,900	13,916
Rogers Corp. (a)	3,368	633,891
Sanmina Corp. (a)	11,775	487,250
ScanSource, Inc. (a)	4,709	141,035
SYNNEX Corp.	7,684	882,431
TTM Technologies, Inc. (a)	18,300	265,350
Vishay Intertechnology, Inc.	24,345	586,228
Vishay Precision Group, Inc. (a)	2,300	70,863
Vontier Corp. (a)	28,200	853,614
Wrap Technologies, Inc. (a) (b)	2,100	11,676
		23,361,504
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	23,742	225,312
Aspen Aerogels, Inc. (a)	3,900	79,326
Bristow Group, Inc. (a)	1,233	31,910
Cactus, Inc. Class A	8,743	267,711
ChampionX Corp. (a)	34,100	740,993
DMC Global, Inc. (a)	2,700	146,502
Dril-Quip, Inc. (a)	6,375	211,841
Exterran Corp. (a)	4,500	15,120
Frank's International NV (a)	28,600	101,530
Helix Energy Solutions Group, Inc. (a)	26,409	133,365
Helmerich & Payne, Inc.	19,300	520,328
Security Description	Shares	Value
Liberty Oilfield Services, Inc. Class A	15,400	$ 173,866
Nabors Industries, Ltd. (a)	1,327	124,008
National Energy Services Reunited Corp. (a)	3,900	48,243
Newpark Resources, Inc. (a)	16,800	52,752
NexTier Oilfield Solutions, Inc. (a)	29,998	111,593
Oceaneering International, Inc. (a)	18,181	207,627
Oil States International, Inc. (a)	11,166	67,331
Patterson-UTI Energy, Inc.	33,560	239,283
ProPetro Holding Corp. (a)	14,899	158,823
RPC, Inc. (a)	10,710	57,834
Select Energy Services, Inc. Class A (a)	10,892	54,242
Solaris Oilfield Infrastructure, Inc. Class A	5,300	65,031
Tidewater, Inc. (a)	7,525	94,288
Transocean, Ltd. (a) (b)	107,189	380,521
US Silica Holdings, Inc. (a)	13,788	169,455
		4,478,835
ENTERTAINMENT — 1.6%
AMC Entertainment Holdings, Inc. Class A (b)	69,466	709,248
Cinemark Holdings, Inc. (a) (b)	19,638	400,812
Eros STX Global Corp. (a)	30,047	54,385
Gaia, Inc. (a)	2,300	27,347
Glu Mobile, Inc. (a)	27,300	340,704
IMAX Corp. (a)	9,233	185,583
Liberty Media Corp.-Liberty Braves Class A (a)	1,838	52,401
Liberty Media Corp.-Liberty Braves Class C (a)	6,775	188,480
Liberty Media Corp.-Liberty Formula One Class A (a)	4,701	179,672
Liberty Media Corp.-Liberty Formula One Class C (a)	36,586	1,583,808
Lions Gate Entertainment Corp. Class A (a)	10,924	163,314
Lions Gate Entertainment Corp. Class B (a)	21,289	274,628
LiveXLive Media, Inc. (a) (b)	9,299	40,358
Madison Square Garden Entertainment Corp. (a)	3,460	283,028
Madison Square Garden Sports Corp. (a)	3,493	626,854
Marcus Corp. (a) (b)	4,137	82,699
Playtika Holding Corp. (a)	14,000	380,940
Roku, Inc. (a)	20,104	6,549,280
Spotify Technology SA (a)	24,715	6,622,384
World Wrestling Entertainment, Inc. Class A (b)	8,442	458,063
Zynga, Inc. Class A (a)	163,632	1,670,683
		20,874,671

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.3%
Acadia Realty Trust REIT	15,547	$ 294,927
Agree Realty Corp. REIT	11,456	771,103
Alexander & Baldwin, Inc. REIT	13,438	225,624
Alexander's, Inc. REIT	401	111,197
Alpine Income Property Trust, Inc. REIT	1,200	20,832
American Assets Trust, Inc. REIT	9,317	302,243
American Campus Communities, Inc. REIT	25,209	1,088,273
American Finance Trust, Inc. REIT	20,444	200,760
American Homes 4 Rent Class A REIT	50,316	1,677,535
Americold Realty Trust REIT (b)	43,766	1,683,678
Apartment Income REIT Corp.	27,300	1,167,348
Apartment Investment & Management Co. Class A REIT	27,600	169,464
Apple Hospitality REIT, Inc.	38,600	562,402
Armada Hoffler Properties, Inc. REIT	10,700	134,178
Bluerock Residential Growth REIT, Inc.	4,400	44,484
Brandywine Realty Trust REIT	31,100	401,501
Brixmor Property Group, Inc. REIT	54,648	1,105,529
Broadstone Net Lease, Inc. REIT (b)	6,600	120,780
Brookfield Property REIT, Inc. Class A	7,400	132,830
BRT Apartments Corp. REIT	1,900	31,996
Camden Property Trust REIT	17,378	1,910,016
CareTrust REIT, Inc.	17,528	408,139
CatchMark Timber Trust, Inc. Class A REIT	9,000	91,620
Centerspace REIT	2,365	160,820
Chatham Lodging Trust REIT (a)	8,560	112,650
CIM Commercial Trust Corp. REIT	2,100	27,069
City Office REIT, Inc.	8,000	84,960
Clipper Realty, Inc. REIT	2,793	22,121
Colony Capital, Inc. REIT (b)	88,018	570,357
Columbia Property Trust, Inc. REIT	20,994	358,997
Community Healthcare Trust, Inc. REIT	4,147	191,260
CorEnergy Infrastructure Trust, Inc. REIT (b)	2,560	18,099
CorePoint Lodging, Inc. REIT	7,380	66,641
CoreSite Realty Corp. REIT	7,391	885,811
Corporate Office Properties Trust REIT	20,700	545,031
Cousins Properties, Inc. REIT	27,329	966,080
CTO Realty Growth, Inc. REIT	1,045	54,350
Security Description	Shares	Value
CubeSmart REIT	35,588	$ 1,346,294
CyrusOne, Inc. REIT	22,182	1,502,165
DiamondRock Hospitality Co. REIT (a)	36,600	376,980
Diversified Healthcare Trust REIT	43,477	207,820
Douglas Emmett, Inc. REIT	30,637	962,002
Easterly Government Properties, Inc. REIT	15,000	310,950
EastGroup Properties, Inc. REIT	7,143	1,023,449
Empire State Realty Trust, Inc. Class A REIT (b)	26,524	295,212
EPR Properties REIT	13,649	635,907
Equity Commonwealth REIT	21,481	597,172
Equity LifeStyle Properties, Inc. REIT	32,068	2,040,807
Essential Properties Realty Trust, Inc. REIT	19,013	434,067
Farmland Partners, Inc. REIT (b)	4,700	52,687
First Industrial Realty Trust, Inc. REIT	23,615	1,081,331
Four Corners Property Trust, Inc. REIT	13,509	370,147
Franklin Street Properties Corp. REIT	19,183	104,547
Gaming and Leisure Properties, Inc. REIT	40,064	1,699,916
GEO Group, Inc. REIT (b)	22,080	171,341
Getty Realty Corp. REIT	6,474	183,344
Gladstone Commercial Corp. REIT	6,330	123,815
Gladstone Land Corp. REIT	4,000	73,200
Global Medical REIT, Inc.	8,100	106,191
Global Net Lease, Inc. REIT	16,682	301,277
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	13,497	757,182
Healthcare Realty Trust, Inc. REIT	25,682	778,678
Healthcare Trust of America, Inc. Class A REIT	40,096	1,105,848
Hersha Hospitality Trust REIT (a)	6,376	67,267
Highwoods Properties, Inc. REIT	18,970	814,572
Hudson Pacific Properties, Inc. REIT	27,737	752,505
Independence Realty Trust, Inc. REIT	18,673	283,830
Indus Realty Trust, Inc.	662	39,826
Industrial Logistics Properties Trust REIT	12,028	278,208
Innovative Industrial Properties, Inc. REIT (b)	4,329	779,913
Invitation Homes, Inc. REIT	103,442	3,309,110
iStar, Inc. REIT (b)	13,375	237,807
JBG SMITH Properties REIT	22,443	713,463

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kilroy Realty Corp. REIT	21,440	$ 1,407,107
Kite Realty Group Trust REIT	15,229	293,767
Lamar Advertising Co. Class A REIT	15,889	1,492,295
Lexington Realty Trust REIT	50,100	556,611
Life Storage, Inc. REIT	13,657	1,173,819
LTC Properties, Inc. REIT	7,124	297,213
Macerich Co. REIT	27,458	321,259
Mack-Cali Realty Corp. REIT	15,947	246,860
Medical Properties Trust, Inc. REIT	105,712	2,249,551
Monmouth Real Estate Investment Corp. REIT	17,379	307,434
National Health Investors, Inc. REIT	7,945	574,265
National Retail Properties, Inc. REIT	31,863	1,404,202
National Storage Affiliates Trust REIT	11,500	459,195
NETSTREIT Corp.	4,100	75,809
New Senior Investment Group, Inc. REIT	15,107	94,117
NexPoint Residential Trust, Inc. REIT	4,048	186,572
Office Properties Income Trust REIT	8,727	240,167
Omega Healthcare Investors, Inc. REIT	42,307	1,549,705
One Liberty Properties, Inc. REIT	2,938	65,429
Outfront Media, Inc. REIT	26,467	577,775
Paramount Group, Inc. REIT	34,453	349,009
Park Hotels & Resorts, Inc. REIT (a)	43,334	935,148
Pebblebrook Hotel Trust REIT	23,857	579,487
Physicians Realty Trust REIT	38,217	675,294
Piedmont Office Realty Trust, Inc. Class A REIT	22,705	394,386
Plymouth Industrial REIT, Inc.	4,500	75,825
PotlatchDeltic Corp. REIT	12,028	636,522
Preferred Apartment Communities, Inc. Class A REIT	8,897	87,635
PS Business Parks, Inc. REIT	3,710	573,492
QTS Realty Trust, Inc. Class A REIT (b)	11,701	725,930
Rayonier, Inc. REIT	24,327	784,546
Retail Opportunity Investments Corp. REIT	21,200	336,444
Retail Properties of America, Inc. Class A REIT	39,303	411,895
Retail Value, Inc. REIT	2,996	56,055
Rexford Industrial Realty, Inc. REIT	24,143	1,216,807
RLJ Lodging Trust REIT	30,055	465,251
RPT Realty REIT	15,000	171,150
Ryman Hospitality Properties, Inc. REIT	9,227	715,185
Security Description	Shares	Value
Sabra Health Care REIT, Inc.	37,655	$ 653,691
Safehold, Inc. REIT (b)	3,347	234,625
Saul Centers, Inc. REIT	2,212	88,723
Seritage Growth Properties Class A REIT (a)	6,338	116,302
Service Properties Trust REIT	30,074	356,678
SITE Centers Corp. REIT	28,101	381,050
SL Green Realty Corp. REIT (b)	13,000	909,870
Spirit Realty Capital, Inc. REIT	21,048	894,540
STAG Industrial, Inc. REIT	29,250	983,092
STORE Capital Corp. REIT	44,523	1,491,520
Summit Hotel Properties, Inc. REIT (a)	19,000	193,040
Sun Communities, Inc. REIT	19,554	2,933,882
Sunstone Hotel Investors, Inc. REIT (a)	39,419	491,161
Tanger Factory Outlet Centers, Inc. REIT (b)	16,587	250,961
Terreno Realty Corp. REIT	12,424	717,734
UMH Properties, Inc. REIT	6,900	132,273
Uniti Group, Inc. REIT	35,470	391,234
Universal Health Realty Income Trust REIT	2,388	161,859
Urban Edge Properties REIT	21,300	351,876
Urstadt Biddle Properties, Inc. Class A REIT	5,540	92,241
VEREIT, Inc.	40,355	1,558,510
VICI Properties, Inc. REIT (b)	98,565	2,783,476
Washington Real Estate Investment Trust	15,502	342,594
Weingarten Realty Investors REIT	22,348	601,385
Whitestone REIT	7,500	72,750
WP Carey, Inc. REIT	32,066	2,268,990
Xenia Hotels & Resorts, Inc. REIT (a)	20,800	405,600
		83,262,405
FOOD & STAPLES RETAILING — 0.7%
Albertsons Cos., Inc. Class A (b)	28,600	545,402
Andersons, Inc.	5,785	158,393
BJ's Wholesale Club Holdings, Inc. (a)	25,100	1,125,986
Casey's General Stores, Inc.	6,756	1,460,580
Chefs' Warehouse, Inc. (a)	5,600	170,576
Grocery Outlet Holding Corp. (a)	13,545	499,675
HF Foods Group, Inc. (a)	6,700	48,374
Ingles Markets, Inc. Class A	2,656	163,742
Natural Grocers by Vitamin Cottage, Inc.	1,700	29,835
Performance Food Group Co. (a)	23,984	1,381,718
PriceSmart, Inc.	4,191	405,479
Rite Aid Corp. (a)	10,166	207,996
SpartanNash Co.	6,609	129,735
Sprouts Farmers Market, Inc. (a)	21,775	579,651

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
United Natural Foods, Inc. (a)	10,299	$ 339,249
US Foods Holding Corp. (a)	40,554	1,545,919
Village Super Market, Inc. Class A	1,569	36,981
Weis Markets, Inc.	1,715	96,932
		8,926,223
FOOD PRODUCTS — 1.2%
Alico, Inc.	1,000	29,860
B&G Foods, Inc. (b)	11,700	363,402
Beyond Meat, Inc. (a) (b)	9,630	1,253,056
Bridgford Foods Corp. (a)	300	4,650
Bunge, Ltd.	24,995	1,981,354
Calavo Growers, Inc.	2,981	231,445
Cal-Maine Foods, Inc. (a)	6,862	263,638
Darling Ingredients, Inc. (a)	29,500	2,170,610
Farmer Brothers Co. (a)	3,025	31,581
Flowers Foods, Inc.	35,931	855,158
Fresh Del Monte Produce, Inc.	5,847	167,400
Freshpet, Inc. (a)	7,439	1,181,388
Hain Celestial Group, Inc. (a)	15,601	680,204
Hostess Brands, Inc. (a)	23,000	329,820
Ingredion, Inc.	12,357	1,111,141
J&J Snack Foods Corp.	2,792	438,428
John B Sanfilippo & Son, Inc.	1,570	141,881
Laird Superfood, Inc. (a) (b)	600	22,482
Lancaster Colony Corp.	3,521	617,442
Landec Corp. (a)	4,700	49,820
Limoneira Co.	3,000	52,500
Mission Produce, Inc. (a)	1,300	24,713
Pilgrim's Pride Corp. (a)	9,621	228,884
Post Holdings, Inc. (a)	11,142	1,177,932
Sanderson Farms, Inc.	3,650	568,597
Seaboard Corp.	48	177,119
Seneca Foods Corp. Class A (a)	1,249	58,815
Simply Good Foods Co. (a)	15,600	474,552
Tootsie Roll Industries, Inc. (b)	2,987	98,950
TreeHouse Foods, Inc. (a)	10,381	542,303
Vital Farms, Inc. (a)	4,400	96,096
		15,425,221
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A	5,782	441,571
Chesapeake Utilities Corp.	3,121	362,286
National Fuel Gas Co.	15,970	798,340
New Jersey Resources Corp.	17,444	695,492
Northwest Natural Holding Co.	5,560	299,962
ONE Gas, Inc.	9,621	739,951
RGC Resources, Inc.	1,400	31,052
South Jersey Industries, Inc.	18,462	416,872
Southwest Gas Holdings, Inc.	10,439	717,264
Spire, Inc.	9,239	682,670
UGI Corp.	38,335	1,572,118
		6,757,578
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Accelerate Diagnostics, Inc. (a) (b)	5,900	$ 49,088
Accuray, Inc. (a)	16,721	82,769
Acutus Medical, Inc. (a)	2,700	36,099
Alphatec Holdings, Inc. (a)	10,300	162,637
AngioDynamics, Inc. (a)	6,797	159,050
Antares Pharma, Inc. (a) (b)	30,500	125,355
Apyx Medical Corp. (a)	6,195	59,844
Aspira Women's Health, Inc. (a) (b)	15,900	107,325
AtriCure, Inc. (a)	8,000	524,160
Atrion Corp.	262	168,023
Avanos Medical, Inc. (a)	8,700	380,538
AxoGen, Inc. (a)	7,000	141,820
Axonics Modulation Technologies, Inc. (a) (b)	5,563	333,168
Bellerophon Therapeutics, Inc. (a)	800	4,152
Beyond Air, Inc. (a) (b)	3,100	17,050
BioLife Solutions, Inc. (a)	2,620	94,320
BioSig Technologies, Inc. (a)	4,600	19,826
Bioventus, Inc. Class A (a)	1,400	21,392
Cantel Medical Corp. (a)	6,917	552,253
Cardiovascular Systems, Inc. (a)	7,150	274,131
Cerus Corp. (a) (b)	30,709	184,561
Chembio Diagnostics, Inc. (a)	3,600	12,636
Co-Diagnostics, Inc. (a) (b)	5,000	47,700
CONMED Corp.	4,948	646,159
CryoLife, Inc. (a)	7,100	160,318
CryoPort, Inc. (a) (b)	7,300	379,673
Cutera, Inc. (a)	3,200	96,160
CytoSorbents Corp. (a) (b)	7,660	66,489
Eargo, Inc. (a)	1,500	74,925
Electromed, Inc. (a)	1,300	13,702
Envista Holdings Corp. (a)	29,468	1,202,294
FONAR Corp. (a)	1,200	21,708
GenMark Diagnostics, Inc. (a)	12,800	305,920
Glaukos Corp. (a)	7,786	653,479
Globus Medical, Inc. Class A (a)	13,932	859,186
Haemonetics Corp. (a)	9,315	1,034,058
Heska Corp. (a)	1,303	219,503
Hill-Rom Holdings, Inc.	12,313	1,360,340
ICU Medical, Inc. (a)	3,539	727,052
Inari Medical, Inc. (a) (b)	3,039	325,173
Inogen, Inc. (a)	3,392	178,148
Insulet Corp. (a)	12,114	3,160,785
Integer Holdings Corp. (a)	5,983	551,034
Integra LifeSciences Holdings Corp. (a)	13,193	911,504
Intersect ENT, Inc. (a)	6,030	125,906
IntriCon Corp. (a)	1,523	39,050
Invacare Corp.	6,300	50,526
iRadimed Corp. (a) (b)	1,100	28,347
iRhythm Technologies, Inc. (a)	5,326	739,568

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Lantheus Holdings, Inc. (a)	12,161	$ 259,881
LeMaitre Vascular, Inc.	3,100	151,218
LENSAR, Inc. (a)	1,203	8,734
LivaNova PLC (a)	8,950	659,884
Lucira Health, Inc. (a)	1,900	22,990
Masimo Corp. (a)	8,993	2,065,332
Meridian Bioscience, Inc. (a)	7,871	206,614
Merit Medical Systems, Inc. (a)	9,900	592,812
Mesa Laboratories, Inc.	886	215,741
Milestone Scientific, Inc. (a)	8,300	29,631
Misonix, Inc. (a)	2,200	43,098
Natus Medical, Inc. (a)	6,273	160,652
Nemaura Medical, Inc. (a) (b)	1,400	10,696
Neogen Corp. (a)	9,700	862,233
Nevro Corp. (a)	6,195	864,203
Novocure, Ltd. (a)	18,574	2,455,111
NuVasive, Inc. (a)	9,380	614,953
OraSure Technologies, Inc. (a)	13,200	154,044
Ortho Clinical Diagnostics Holdings PLC (a)	16,400	316,438
Orthofix Medical, Inc. (a)	3,460	149,991
OrthoPediatrics Corp. (a) (b)	2,468	120,315
Outset Medical, Inc. (a)	1,800	97,902
PAVmed, Inc. (a)	11,600	51,504
Penumbra, Inc. (a)	6,039	1,634,033
Pulmonx Corp. (a)	2,200	100,628
Pulse Biosciences, Inc. (a)	2,612	61,852
Quidel Corp. (a)	6,859	877,472
Quotient, Ltd. (a) (b)	13,400	49,312
Repro-Med Systems, Inc. (a) (b)	5,000	17,600
Retractable Technologies, Inc. (a) (b)	2,400	30,768
Rockwell Medical, Inc. (a) (b)	12,900	14,964
SeaSpine Holdings Corp. (a)	4,900	85,260
Shockwave Medical, Inc. (a)	5,187	675,659
SI-BONE, Inc. (a)	5,360	170,502
Sientra, Inc. (a) (b)	9,700	70,713
Silk Road Medical, Inc. (a)	5,069	256,745
Solition, Inc. (a)	1,295	22,753
STAAR Surgical Co. (a)	8,425	888,079
Stereotaxis, Inc. (a) (b)	8,200	55,104
Surgalign Holdings, Inc. (a)	18,518	40,369
Surmodics, Inc. (a)	2,481	139,110
Tactile Systems Technology, Inc. (a)	3,400	185,266
Talis Biomedical Corp. (a)	2,500	32,125
Tandem Diabetes Care, Inc. (a)	11,192	987,694
Tela Bio, Inc. (a)	1,300	19,370
TransMedics Group, Inc. (a) (b)	4,700	195,003
Utah Medical Products, Inc.	640	55,424
Vapotherm, Inc. (a) (b)	3,600	86,472
Varex Imaging Corp. (a)	7,100	145,479
Venus Concept, Inc. (a)	4,800	11,280
ViewRay, Inc. (a)	22,677	98,645
VolitionRX, Ltd. (a)	4,900	18,522
Security Description	Shares	Value
Zynex, Inc. (a)	3,400	$ 51,918
		34,681,002
HEALTH CARE PROVIDERS & SERVICES — 2.0%
1Life Healthcare, Inc. (a) (b)	14,400	562,752
Acadia Healthcare Co., Inc. (a)	16,182	924,640
Accolade, Inc. (a)	5,900	267,683
AdaptHealth Corp. (a)	13,900	510,964
Addus HomeCare Corp. (a)	2,716	284,066
Amedisys, Inc. (a)	5,864	1,552,729
AMN Healthcare Services, Inc. (a)	8,548	629,988
Apollo Medical Holdings, Inc. (a)	3,773	102,211
Apria, Inc. (a)	1,400	39,102
Avalon GloboCare Corp. (a) (b)	3,520	3,766
Biodesix, Inc. (a)	500	10,155
Brookdale Senior Living, Inc. (a)	33,641	203,528
Castle Biosciences, Inc. (a)	2,700	184,842
Chemed Corp.	2,820	1,296,692
Community Health Systems, Inc. (a)	15,867	214,522
CorVel Corp. (a)	1,560	160,040
Covetrus, Inc. (a)	21,280	637,762
Cross Country Healthcare, Inc. (a)	6,658	83,158
Encompass Health Corp.	18,103	1,482,636
Ensign Group, Inc.	9,470	888,665
Enzo Biochem, Inc. (a)	8,200	28,208
Exagen, Inc. (a)	900	15,750
Five Star Senior Living, Inc. (a)	3,400	20,808
Fulgent Genetics, Inc. (a) (b)	2,436	235,366
Guardant Health, Inc. (a)	15,108	2,306,236
Hanger, Inc. (a)	6,750	154,035
HealthEquity, Inc. (a)	14,663	997,084
InfuSystem Holdings, Inc. (a)	2,700	54,972
Joint Corp. (a)	2,450	118,507
LHC Group, Inc. (a)	5,608	1,072,306
Magellan Health, Inc. (a)	4,495	419,114
MEDNAX, Inc. (a)	13,674	348,277
ModivCare, Inc. (a)	2,190	324,383
Molina Healthcare, Inc. (a)	10,847	2,535,595
National HealthCare Corp.	2,341	182,387
National Research Corp.	2,500	117,075
Oak Street Health, Inc. (a) (b)	16,609	901,370
Ontrack, Inc. (a) (b)	1,438	46,821
Option Care Health, Inc. (a)	15,907	282,190
Owens & Minor, Inc.	13,319	500,661
Patterson Cos., Inc.	15,500	495,225
PetIQ, Inc. (a) (b)	4,009	141,357
Premier, Inc. Class A	22,445	759,763
Progenity, Inc. (a) (b)	3,300	15,708
Progyny, Inc. (a)	4,900	218,099
R1 RCM, Inc. (a)	19,887	490,811
RadNet, Inc. (a)	7,976	173,478
Select Medical Holdings Corp. (a)	19,934	679,749

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sharps Compliance Corp. (a)	2,600	$ 37,362
Signify Health, Inc. Class A (a)	4,200	122,892
Surgery Partners, Inc. (a)	4,771	211,165
Tenet Healthcare Corp. (a)	19,122	994,344
The Pennant Group, Inc. (a)	4,717	216,039
Tivity Health, Inc. (a)	8,097	180,725
Triple-S Management Corp. Class B (a)	4,235	110,237
US Physical Therapy, Inc.	2,322	241,720
Viemed Healthcare, Inc. (a)	6,500	65,780
		25,855,500
HEALTH CARE TECHNOLOGY — 1.3%
Allscripts Healthcare Solutions, Inc. (a)	28,812	432,612
American Well Corp. Class A (a)	10,800	187,596
Certara, Inc. (a) (b)	7,900	215,670
Change Healthcare, Inc. (a)	44,710	988,091
Computer Programs & Systems, Inc.	2,404	73,563
Evolent Health, Inc. Class A (a)	14,065	284,113
Health Catalyst, Inc. (a) (b)	6,200	289,974
HealthStream, Inc. (a)	4,799	107,210
HMS Holdings Corp. (a)	17,241	637,486
iCAD, Inc. (a)	3,700	78,514
Inovalon Holdings, Inc. Class A (a)	13,700	394,286
Inspire Medical Systems, Inc. (a)	4,750	983,203
NantHealth, Inc. (a) (b)	5,000	16,050
NextGen Healthcare, Inc. (a)	10,400	188,240
Omnicell, Inc. (a)	7,768	1,008,830
OptimizeRx Corp. (a)	2,996	146,055
Phreesia, Inc. (a)	6,200	323,020
Schrodinger, Inc. (a) (b)	5,508	420,205
Simulations Plus, Inc. (b)	2,797	176,882
Tabula Rasa HealthCare, Inc. (a) (b)	3,965	182,588
Teladoc Health, Inc. (a) (b)	19,852	3,608,101
Veeva Systems, Inc. Class A (a)	24,922	6,510,623
Vocera Communications, Inc. (a)	6,034	232,068
		17,484,980
HOTELS, RESTAURANTS & LEISURE — 2.2%
Accel Entertainment, Inc. (a)	9,300	101,649
Aramark	42,040	1,588,271
Bally's Corp. (b)	3,328	216,253
Biglari Holdings, Inc. Class A (a)	14	9,457
Biglari Holdings, Inc. Class B (a)	170	22,569
BJ's Restaurants, Inc. (a)	4,006	232,669
Bloomin' Brands, Inc. (a)	16,093	435,316
Bluegreen Vacations Corp. (b)	1,074	11,578
Bluegreen Vacations Holding Corp. (a)	2,300	42,642
Boyd Gaming Corp. (a)	14,898	878,386
Brinker International, Inc. (a)	8,330	591,930
Security Description	Shares	Value
Carrols Restaurant Group, Inc. (a)	6,400	$ 38,304
Century Casinos, Inc. (a)	4,961	50,949
Cheesecake Factory, Inc. (a)	7,755	453,745
Choice Hotels International, Inc.	6,456	692,664
Churchill Downs, Inc.	6,960	1,582,843
Chuy's Holdings, Inc. (a)	3,653	161,901
Cracker Barrel Old Country Store, Inc.	4,331	748,743
Dave & Buster's Entertainment, Inc. (a)	8,116	388,756
Del Taco Restaurants, Inc.	5,600	53,648
Denny's Corp. (a)	11,341	205,386
Dine Brands Global, Inc. (a) (b)	2,830	254,785
El Pollo Loco Holdings, Inc. (a)	3,400	54,808
Everi Holdings, Inc. (a)	15,395	217,223
Extended Stay America, Inc.	32,600	643,850
Fiesta Restaurant Group, Inc. (a)	3,397	42,768
GAN, Ltd. (a) (b)	6,000	109,200
Golden Entertainment, Inc. (a)	3,125	78,938
Hilton Grand Vacations, Inc. (a)	15,571	583,757
Hyatt Hotels Corp. Class A	6,559	542,429
International Game Technology PLC (b)	18,235	292,672
Jack in the Box, Inc.	4,197	460,747
Kura Sushi USA, Inc. Class A (a) (b)	600	18,984
Lindblad Expeditions Holdings, Inc. (a)	4,789	90,512
Marriott Vacations Worldwide Corp. (a)	7,398	1,288,584
Monarch Casino & Resort, Inc. (a)	2,300	139,426
Nathan's Famous, Inc.	500	31,545
NEOGAMES SA (a)	1,000	35,770
Noodles & Co. (a)	5,800	60,030
Papa John's International, Inc.	5,988	530,776
Planet Fitness, Inc. Class A (a)	15,143	1,170,554
PlayAGS, Inc. (a)	4,860	39,269
RCI Hospitality Holdings, Inc.	1,500	95,385
Red Robin Gourmet Burgers, Inc. (a)	2,936	117,117
Red Rock Resorts, Inc. Class A	12,086	393,883
Ruth's Hospitality Group, Inc. (a)	5,900	146,497
Scientific Games Corp. Class A (a)	10,464	403,073
SeaWorld Entertainment, Inc. (a)	9,291	461,484
Shake Shack, Inc. Class A (a)	6,430	725,111
Six Flags Entertainment Corp. (a) (b)	14,122	656,249
Target Hospitality Corp. (a) (b)	5,100	12,801
Texas Roadhouse, Inc. (a)	12,041	1,155,214
Travel + Leisure Co.	15,500	947,980
Vail Resorts, Inc.	7,369	2,149,243

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Wendy's Co.	33,058	$ 669,755
Wingstop, Inc.	5,460	694,348
Wyndham Hotels & Resorts, Inc.	16,916	1,180,399
Yum China Holdings, Inc.	73,848	4,372,540
		29,375,365
HOUSEHOLD DURABLES — 1.1%
Beazer Homes USA, Inc. (a)	5,296	110,792
Casper Sleep, Inc. (a)	4,800	34,752
Cavco Industries, Inc. (a)	1,701	383,763
Century Communities, Inc. (a)	5,351	322,772
Ethan Allen Interiors, Inc.	4,200	115,962
GoPro, Inc. Class A (a) (b)	22,722	264,484
Green Brick Partners, Inc. (a)	5,702	129,321
Hamilton Beach Brands Holding Co. Class A	1,217	22,064
Helen of Troy, Ltd. (a)	4,484	944,599
Hooker Furniture Corp.	2,200	80,212
Installed Building Products, Inc.	4,214	467,248
iRobot Corp. (a) (b)	5,043	616,154
KB Home	16,300	758,439
La-Z-Boy, Inc.	8,133	345,490
Legacy Housing Corp. (a)	1,520	26,950
LGI Homes, Inc. (a)	4,100	612,171
Lifetime Brands, Inc.	2,200	32,318
Lovesac Co. (a)	1,846	104,484
M/I Homes, Inc. (a)	5,091	300,725
MDC Holdings, Inc.	10,344	614,434
Meritage Homes Corp. (a)	6,805	625,516
Purple Innovation, Inc. (a)	6,096	192,938
Skyline Champion Corp. (a)	9,637	436,171
Sonos, Inc. (a)	22,030	825,464
Taylor Morrison Home Corp. (a)	23,148	713,190
Tempur Sealy International, Inc.	34,868	1,274,774
Toll Brothers, Inc.	20,684	1,173,403
TopBuild Corp. (a)	6,027	1,262,235
Tri Pointe Homes, Inc. (a)	23,083	469,970
Tupperware Brands Corp. (a)	8,981	237,188
Turtle Beach Corp. (a)	2,600	69,342
Universal Electronics, Inc. (a)	2,439	134,072
VOXX International Corp. (a)	3,700	70,522
		13,771,919
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	1,800	104,418
Central Garden & Pet Co. Class A (a)	7,382	383,052
Energizer Holdings, Inc.	12,512	593,819
Oil-Dri Corp. of America	948	32,649
Reynolds Consumer Products, Inc. (b)	9,000	268,020
Spectrum Brands Holdings, Inc.	7,769	660,365
WD-40 Co.	2,526	773,411
		2,815,734
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Atlantic Power Corp. (a) (b)	15,756	$ 45,535
Brookfield Renewable Corp. Class A	23,579	1,103,497
Clearway Energy, Inc. Class A	6,526	173,004
Clearway Energy, Inc. Class C	15,000	422,100
Ormat Technologies, Inc.	7,988	627,298
Sunnova Energy International, Inc. (a)	10,300	420,446
Vistra Corp.	90,007	1,591,324
		4,383,204
INDUSTRIAL CONGLOMERATES — 0.1%
Carlisle Cos., Inc.	9,689	1,594,616
Raven Industries, Inc.	6,622	253,821
		1,848,437
INSURANCE — 2.8%
Alleghany Corp. (a)	2,569	1,608,939
Ambac Financial Group, Inc. (a)	8,394	140,516
American Equity Investment Life Holding Co.	16,672	525,668
American Financial Group, Inc.	13,152	1,500,643
American National Group, Inc.	1,324	142,820
AMERISAFE, Inc.	3,481	222,784
Arch Capital Group, Ltd. (a)	72,523	2,782,708
Argo Group International Holdings, Ltd.	5,960	299,907
Assured Guaranty, Ltd.	14,419	609,635
Athene Holding, Ltd. Class A (a)	21,023	1,059,559
Axis Capital Holdings, Ltd.	15,299	758,372
Brighthouse Financial, Inc. (a)	16,273	720,080
Brown & Brown, Inc.	43,485	1,987,699
BRP Group, Inc. Class A (a)	7,905	215,411
Citizens, Inc. (a) (b)	9,100	52,689
CNA Financial Corp.	5,191	231,674
CNO Financial Group, Inc.	24,779	601,882
Crawford & Co. Class A	3,000	31,950
Donegal Group, Inc. Class A	2,100	31,206
eHealth, Inc. (a)	4,707	342,340
Employers Holdings, Inc.	5,300	228,218
Enstar Group, Ltd. (a)	2,229	549,961
Erie Indemnity Co. Class A	4,681	1,034,080
FBL Financial Group, Inc. Class A	1,726	96,518
FedNat Holding Co.	2,290	10,603
Fidelity National Financial, Inc.	50,684	2,060,812
First American Financial Corp.	20,014	1,133,793
Genworth Financial, Inc. Class A (a)	92,482	307,040
GoHealth, Inc. Class A (a)	8,300	97,027
Goosehead Insurance, Inc. Class A	2,371	254,124
Greenlight Capital Re, Ltd. Class A (a)	5,000	43,500
Hanover Insurance Group, Inc.	6,653	861,297
HCI Group, Inc.	1,173	90,110

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Heritage Insurance Holdings, Inc.	4,599	$ 50,957
Horace Mann Educators Corp.	7,600	328,396
Independence Holding Co.	905	36,064
Investors Title Co.	243	40,338
James River Group Holdings, Ltd.	5,500	250,910
Kemper Corp.	11,407	909,366
Kinsale Capital Group, Inc.	3,926	647,005
Lemonade, Inc. (a) (b)	6,100	568,093
Markel Corp. (a)	2,492	2,839,933
MBIA, Inc. (a)	9,197	88,475
Mercury General Corp.	5,037	306,300
Midwest Holding, Inc. (a)	200	9,998
National Western Life Group, Inc. Class A	480	119,520
NI Holdings, Inc. (a)	1,700	31,416
Old Republic International Corp.	52,162	1,139,218
Palomar Holdings, Inc. (a)	3,710	248,718
Primerica, Inc.	7,198	1,064,008
ProAssurance Corp.	9,905	265,058
ProSight Global, Inc. (a)	1,700	21,420
Protective Insurance Corp. Class B	1,700	38,879
Reinsurance Group of America, Inc.	12,520	1,578,146
RenaissanceRe Holdings, Ltd.	9,332	1,495,453
RLI Corp.	7,229	806,540
Safety Insurance Group, Inc.	2,586	217,871
Selective Insurance Group, Inc.	10,798	783,287
Selectquote, Inc. (a)	23,900	705,289
SiriusPoint, Ltd. (a)	15,800	160,686
State Auto Financial Corp.	3,200	63,072
Stewart Information Services Corp.	4,865	253,126
Tiptree, Inc.	4,500	40,275
Trean Insurance Group, Inc. (a)	2,200	35,530
Trupanion, Inc. (a)	5,500	419,155
United Fire Group, Inc.	3,963	137,912
United Insurance Holdings Corp.	3,800	27,398
Universal Insurance Holdings, Inc.	5,117	73,378
Vericity, Inc. (a)	300	2,967
Watford Holdings, Ltd. (a) (b)	3,200	110,752
White Mountains Insurance Group, Ltd.	562	626,574
		37,175,048
INTERACTIVE MEDIA & SERVICES — 1.7%
Cargurus, Inc. (a)	16,100	383,663
Cars.com, Inc. (a)	12,500	162,000
DHI Group, Inc. (a)	9,000	30,150
Eventbrite, Inc. Class A (a) (b)	11,893	263,549
EverQuote, Inc. Class A (a) (b)	2,635	95,624
InterActiveCorp (a)	13,869	3,000,003
Security Description	Shares	Value
Liberty TripAdvisor Holdings, Inc. Class A (a)	13,400	$ 85,492
Match Group, Inc. (a)	41,253	5,667,337
MediaAlpha, Inc. Class A (a)	3,300	116,919
Pinterest, Inc. Class A (a)	74,138	5,488,436
QuinStreet, Inc. (a)	8,998	182,660
TripAdvisor, Inc. (a)	18,500	995,115
TrueCar, Inc. (a)	19,266	92,188
Veritone, Inc. (a)	4,900	117,502
Yelp, Inc. (a)	13,191	514,449
Zillow Group, Inc. Class A (a)	10,812	1,420,481
Zillow Group, Inc. Class C (a) (b)	26,677	3,458,406
		22,073,974
INTERNET & DIRECT MARKETING RETAIL — 0.8%
1-800-Flowers.com, Inc. Class A (a)	4,700	129,767
CarParts.com, Inc. (a)	6,300	89,964
Duluth Holdings, Inc. Class B (a)	2,096	35,506
Groupon, Inc. (a)	4,311	217,900
GrubHub, Inc. (a)	16,962	1,017,720
Lands' End, Inc. (a)	2,200	54,582
Liquidity Services, Inc. (a)	4,824	89,630
Magnite, Inc. (a) (b)	20,227	841,645
Overstock.com, Inc. (a)	7,800	516,828
PetMed Express, Inc. (b)	3,668	129,022
Quotient Technology, Inc. (a)	15,971	260,966
Qurate Retail, Inc. Class A	70,216	825,740
RealReal, Inc. (a)	11,700	264,771
Shutterstock, Inc.	4,050	360,612
Stamps.com, Inc. (a)	3,079	614,291
Stitch Fix, Inc. Class A (a)	10,846	537,311
Waitr Holdings, Inc. (a) (b)	15,113	44,281
Wayfair, Inc. Class A (a) (b)	13,101	4,123,540
		10,154,076
IT SERVICES — 4.9%
Alliance Data Systems Corp.	8,600	963,974
Amdocs, Ltd.	23,835	1,672,025
BigCommerce Holdings, Inc. (a)	8,000	462,400
Black Knight, Inc. (a)	27,900	2,064,321
BM Technologies, Inc. (a) (b)	4,096	47,718
Booz Allen Hamilton Holding Corp.	24,919	2,006,727
Brightcove, Inc. (a)	7,371	148,305
Cardtronics PLC Class A (a)	6,711	260,387
Cass Information Systems, Inc.	2,636	121,968
Concentrix Corp. (a)	7,615	1,140,118
Conduent, Inc. (a)	30,200	201,132
CSG Systems International, Inc.	5,892	264,492
EPAM Systems, Inc. (a)	9,801	3,887,959
Euronet Worldwide, Inc. (a)	9,266	1,281,488
EVERTEC, Inc.	11,000	409,420
Evo Payments, Inc. Class A (a)	8,500	233,920

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ExlService Holdings, Inc. (a)	6,037	$ 544,296
Fastly, Inc. Class A (a) (b)	14,543	978,453
Genpact, Ltd.	34,553	1,479,559
Globant SA (a)	7,062	1,466,142
GoDaddy, Inc. Class A (a)	30,992	2,405,599
GreenSky, Inc. Class A (a) (b)	11,800	73,042
Grid Dynamics Holdings, Inc. (a)	5,100	81,243
GTT Communications, Inc. (a) (b)	5,295	9,690
Hackett Group, Inc.	4,590	75,230
I3 Verticals, Inc. Class A (a)	3,500	108,938
IBEX Holdings, Ltd. (a)	1,100	24,200
Information Services Group, Inc. (a)	6,600	29,040
International Money Express, Inc. (a)	5,300	79,553
Limelight Networks, Inc. (a) (b)	21,899	78,179
LiveRamp Holdings, Inc. (a)	11,985	621,782
MAXIMUS, Inc.	11,207	997,871
MoneyGram International, Inc. (a)	11,500	75,555
MongoDB, Inc. (a)	9,589	2,564,386
NIC, Inc.	12,100	410,553
Okta, Inc. (a)	21,446	4,727,342
Paysign, Inc. (a) (b)	5,700	24,909
Perficient, Inc. (a)	5,949	349,325
Perspecta, Inc.	25,500	740,775
PFSweb, Inc. (a)	3,000	20,250
Priority Technology Holdings, Inc. (a)	1,165	8,085
Rackspace Technology, Inc. (a)	6,300	149,814
Repay Holdings Corp. (a)	12,200	286,456
Sabre Corp. (a) (b)	58,535	866,903
ServiceSource International, Inc. (a)	16,000	23,520
Square, Inc. Class A (a)	68,272	15,501,158
StarTek, Inc. (a)	3,100	24,645
StoneCo, Ltd. Class A (a)	37,142	2,273,833
Switch, Inc. Class A (b)	16,236	263,997
Sykes Enterprises, Inc. (a)	7,075	311,866
TTEC Holdings, Inc.	3,355	337,010
Tucows, Inc. Class A (a)	1,724	133,610
Twilio, Inc. Class A (a)	26,511	9,033,888
Unisys Corp. (a)	11,300	287,246
Verra Mobility Corp. (a) (b)	24,481	331,350
WEX, Inc. (a)	8,116	1,698,030
		64,663,677
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Acushnet Holdings Corp.	6,272	259,222
American Outdoor Brands, Inc. (a)	2,581	65,041
Brunswick Corp.	14,504	1,383,246
Callaway Golf Co.	17,141	458,522
Clarus Corp.	4,465	76,128
Security Description	Shares	Value
Escalade, Inc.	1,900	$ 39,729
Johnson Outdoors, Inc. Class A	977	139,467
Malibu Boats, Inc. Class A (a)	3,765	299,995
Marine Products Corp.	1,280	20,826
MasterCraft Boat Holdings, Inc. (a)	3,465	92,134
Mattel, Inc. (a)	63,339	1,261,713
Nautilus, Inc. (a) (b)	5,600	87,584
Peloton Interactive, Inc. Class A (a)	46,847	5,267,477
Polaris, Inc.	10,757	1,436,060
Smith & Wesson Brands, Inc. (b)	10,326	180,189
Sturm Ruger & Co., Inc.	3,085	203,826
Vista Outdoor, Inc. (a)	10,721	343,822
YETI Holdings, Inc. (a)	14,634	1,056,721
		12,671,702
LIFE SCIENCES TOOLS & SERVICES — 1.9%
10X Genomics, Inc. Class A (a)	10,601	1,918,781
Adaptive Biotechnologies Corp. (a)	14,200	571,692
Avantor, Inc. (a)	91,300	2,641,309
Berkeley Lights, Inc. (a)	4,647	233,419
Bio-Techne Corp.	7,112	2,716,286
Bruker Corp.	18,997	1,221,127
Champions Oncology, Inc. (a)	1,100	12,430
Charles River Laboratories International, Inc. (a)	9,006	2,610,209
ChromaDex Corp. (a) (b)	7,600	70,984
Codexis, Inc. (a)	10,721	245,404
Fluidigm Corp. (a) (b)	13,844	62,575
Harvard Bioscience, Inc. (a)	6,900	37,674
Luminex Corp.	7,951	253,637
Maravai LifeSciences Holdings, Inc. Class A (a)	12,500	445,500
Medpace Holdings, Inc. (a)	5,038	826,484
NanoString Technologies, Inc. (a)	8,100	532,251
NeoGenomics, Inc. (a)	19,900	959,777
Pacific Biosciences of California, Inc. (a) (b)	33,469	1,114,852
Personalis, Inc. (a)	4,900	120,589
PPD, Inc. (a)	29,432	1,113,707
PRA Health Sciences, Inc. (a)	11,670	1,789,361
QIAGEN NV (a)	41,481	2,019,710
Quanterix Corp. (a)	4,400	257,268
Repligen Corp. (a)	10,026	1,949,154
Seer, Inc. (a)	2,700	135,054
Sotera Health Co. (a)	14,500	361,920
Syneos Health, Inc. (a)	15,094	1,144,880
		25,366,034
MACHINERY — 3.1%
AGCO Corp.	11,421	1,640,627
Agrify Corp. (a)	1,200	14,976
Alamo Group, Inc.	1,828	285,442

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Albany International Corp. Class A	5,671	$ 473,358
Allison Transmission Holdings, Inc.	20,759	847,590
Altra Industrial Motion Corp.	11,774	651,338
Astec Industries, Inc.	4,106	309,675
Barnes Group, Inc.	8,614	426,738
Blue Bird Corp. (a)	2,822	70,635
Chart Industries, Inc. (a)	6,590	938,086
CIRCOR International, Inc. (a)	3,747	130,471
Colfax Corp. (a)	20,427	894,907
Columbus McKinnon Corp.	4,348	229,400
Crane Co.	8,948	840,307
Donaldson Co., Inc.	23,386	1,360,130
Douglas Dynamics, Inc.	4,173	192,584
Eastern Co.	1,021	27,363
Energy Recovery, Inc. (a)	7,500	137,550
Enerpac Tool Group Corp.	10,991	287,085
EnPro Industries, Inc.	3,745	319,336
ESCO Technologies, Inc.	4,728	514,832
Evoqua Water Technologies Corp. (a)	21,100	554,930
ExOne Co. (a) (b)	2,700	84,672
Federal Signal Corp.	11,000	421,300
Flowserve Corp.	24,000	931,440
Franklin Electric Co., Inc.	8,449	666,964
Gates Industrial Corp. PLC (a)	12,300	196,677
Gencor Industries, Inc. (a)	1,961	26,297
Gorman-Rupp Co.	3,300	109,263
Graco, Inc.	30,454	2,181,115
Graham Corp.	1,800	25,632
Greenbrier Cos., Inc.	5,894	278,315
Helios Technologies, Inc.	5,648	411,570
Hillenbrand, Inc.	13,568	647,329
Hurco Cos., Inc.	1,156	40,807
Hydrofarm Holdings Group, Inc. (a)	1,800	108,576
Hyster-Yale Materials Handling, Inc.	1,789	155,858
ITT, Inc.	15,888	1,444,378
John Bean Technologies Corp.	5,776	770,172
Kadant, Inc.	2,118	391,851
Kennametal, Inc.	15,217	608,223
LB Foster Co. Class A (a)	1,900	34,010
Lincoln Electric Holdings, Inc.	10,472	1,287,428
Lindsay Corp.	1,985	330,741
Luxfer Holdings PLC	5,131	109,188
Lydall, Inc. (a)	3,245	109,486
Manitowoc Co., Inc (a)	6,275	129,391
Mayville Engineering Co., Inc. (a)	1,390	19,988
Meritor, Inc. (a)	12,696	373,516
Middleby Corp. (a)	10,166	1,685,014
Miller Industries, Inc.	2,065	95,382
Mueller Industries, Inc.	10,284	425,243
Mueller Water Products, Inc. Class A	28,722	398,949
Security Description	Shares	Value
Navistar International Corp. (a)	9,100	$ 400,673
NN, Inc. (a)	7,816	55,259
Nordson Corp.	10,599	2,105,809
Omega Flex, Inc.	538	84,939
Oshkosh Corp.	12,522	1,485,861
Park-Ohio Holdings Corp.	1,611	50,730
Proto Labs, Inc. (a)	4,885	594,749
RBC Bearings, Inc. (a)	4,552	895,697
REV Group, Inc.	5,100	97,716
Rexnord Corp.	22,090	1,040,218
Shyft Group, Inc.	6,300	234,360
SPX Corp. (a)	7,889	459,692
SPX FLOW, Inc.	7,800	493,974
Standex International Corp.	2,219	212,070
Tennant Co.	3,324	265,554
Terex Corp.	12,292	566,292
Timken Co.	11,658	946,280
Toro Co.	19,741	2,036,087
TriMas Corp. (a)	7,506	227,582
Trinity Industries, Inc.	16,169	460,655
Wabash National Corp.	9,887	185,876
Watts Water Technologies, Inc. Class A	5,026	597,139
Welbilt, Inc. (a)	23,890	388,212
Woodward, Inc.	10,350	1,248,520
		40,780,079
MARINE — 0.1%
Costamare, Inc.	9,300	89,466
Eagle Bulk Shipping, Inc. (a) (b)	1,213	43,814
Eneti, Inc.	1,565	32,912
Genco Shipping & Trading, Ltd.	3,100	31,248
Kirby Corp. (a)	10,940	659,463
Matson, Inc.	7,882	525,729
Pangaea Logistics Solutions, Ltd.	1,600	5,056
Safe Bulkers, Inc. (a) (b)	9,060	22,197
SEACOR Holdings, Inc. (a)	3,568	145,396
		1,555,281
MEDIA — 1.5%
Altice USA, Inc. Class A (a)	41,600	1,353,248
AMC Networks, Inc. Class A (a)	5,186	275,688
Boston Omaha Corp. Class A (a) (b)	2,465	72,865
Cable One, Inc.	996	1,821,047
Cardlytics, Inc. (a) (b)	5,520	605,544
comScore, Inc. (a)	11,200	40,992
Daily Journal Corp. (a)	213	67,404
Emerald Holding, Inc.	4,400	24,288
Entercom Communications Corp. Class A	21,900	114,975
Entravision Communications Corp. Class A	10,900	44,036
EW Scripps Co. Class A	10,440	201,179
Fluent, Inc. (a) (b)	7,613	31,213
Gannett Co., Inc. (a)	24,914	134,037

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Gray Television, Inc.	15,877	$ 292,137
Hemisphere Media Group, Inc. (a)	3,000	34,950
iHeartMedia, Inc. Class A (a)	11,400	206,910
John Wiley & Sons, Inc. Class A	7,940	430,348
Liberty Broadband Corp. Class A (a)	4,611	669,287
Liberty Broadband Corp. Class C (a)	29,477	4,425,972
Liberty Latin America, Ltd. Class A (a)	8,588	110,184
Liberty Media Corp.-Liberty SiriusXM Class A (a)	15,304	674,600
Liberty Media Corp.-Liberty SiriusXM Class C (a)	31,943	1,409,006
Loral Space & Communications, Inc. (b)	2,400	90,408
Meredith Corp.	7,238	215,548
MSG Networks, Inc. Class A (a)	5,622	84,555
National CineMedia, Inc.	11,700	54,054
New York Times Co. Class A	30,002	1,518,701
Nexstar Media Group, Inc. Class A	7,861	1,103,920
Saga Communications, Inc. Class A	644	14,071
Scholastic Corp.	5,429	163,467
Sinclair Broadcast Group, Inc. Class A	8,062	235,894
Sirius XM Holdings, Inc. (b)	205,538	1,251,726
TechTarget, Inc. (a)	4,400	305,580
TEGNA, Inc.	40,183	756,646
WideOpenWest, Inc. (a)	9,836	133,671
Tribune Publishing Co.	2,900	52,171
		19,020,322
METALS & MINING — 1.2%
Alcoa Corp. (a)	34,305	1,114,569
Allegheny Technologies, Inc. (a)	23,237	489,371
Arconic Corp. (a)	18,200	462,098
Caledonia Mining Corp. PLC	2,200	31,438
Carpenter Technology Corp.	8,655	356,153
Century Aluminum Co. (a)	9,500	167,770
Cleveland-Cliffs, Inc. (b)	82,302	1,655,093
Coeur Mining, Inc. (a)	44,342	400,408
Commercial Metals Co.	21,847	673,762
Compass Minerals International, Inc.	6,214	389,742
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	2,200	—
Gatos Silver, Inc. (a)	4,400	43,868
Gold Resource Corp.	12,100	31,944
Haynes International, Inc.	2,300	68,241
Hecla Mining Co.	95,616	544,055
Kaiser Aluminum Corp.	2,888	319,124
Materion Corp.	3,755	248,731
Novagold Resources, Inc. (a)	43,600	381,936
Security Description	Shares	Value
Olympic Steel, Inc.	1,700	$ 50,065
Reliance Steel & Aluminum Co.	11,726	1,785,753
Royal Gold, Inc.	12,102	1,302,417
Ryerson Holding Corp. (a)	3,000	51,120
Schnitzer Steel Industries, Inc. Class A	4,872	203,601
Southern Copper Corp.	15,169	1,029,520
Steel Dynamics, Inc.	36,963	1,876,242
SunCoke Energy, Inc.	15,500	108,655
TimkenSteel Corp. (a)	8,414	98,865
United States Steel Corp.	47,776	1,250,298
Warrior Met Coal, Inc.	9,538	163,386
Worthington Industries, Inc.	6,372	427,498
		15,725,723
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
AGNC Investment Corp. REIT	99,479	1,667,268
Annaly Capital Management, Inc. REIT	258,843	2,226,050
Apollo Commercial Real Estate Finance, Inc. REIT	25,849	361,111
Arbor Realty Trust, Inc. REIT (b)	21,400	340,260
Ares Commercial Real Estate Corp. REIT	5,700	78,204
Arlington Asset Investment Corp. Class A REIT (a)	6,200	25,048
ARMOUR Residential REIT, Inc. (b)	11,700	142,740
Blackstone Mortgage Trust, Inc. Class A REIT (b)	25,566	792,546
Broadmark Realty Capital, Inc. REIT	23,609	246,950
Capstead Mortgage Corp. REIT	17,648	109,947
Cherry Hill Mortgage Investment Corp. REIT (b)	2,745	25,638
Chimera Investment Corp. REIT	35,145	446,342
Colony Credit Real Estate, Inc. REIT	15,600	132,912
Dynex Capital, Inc. REIT	4,700	88,971
Ellington Financial, Inc. REIT	7,700	123,277
Ellington Residential Mortgage REIT	1,700	20,927
Granite Point Mortgage Trust, Inc. REIT	10,234	122,501
Great Ajax Corp. REIT	3,786	41,267
Invesco Mortgage Capital, Inc. REIT (b)	43,313	173,685
KKR Real Estate Finance Trust, Inc. REIT	5,300	97,467
Ladder Capital Corp. REIT	19,339	228,200
MFA Financial, Inc. REIT	83,236	338,771
New Residential Investment Corp. REIT	76,411	859,624
New York Mortgage Trust, Inc. REIT	69,488	310,611
Orchid Island Capital, Inc. REIT (b)	15,900	95,559

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	18,224	$ 357,190
Ready Capital Corp. REIT	10,658	143,031
Redwood Trust, Inc. REIT	20,500	213,405
TPG RE Finance Trust, Inc. REIT	11,252	126,022
Two Harbors Investment Corp. REIT	50,257	368,384
Western Asset Mortgage Capital Corp. REIT (b)	11,028	35,179
Starwood Property Trust, Inc. REIT (b)	50,404	1,246,995
		11,586,082
MULTI-UTILITIES — 0.3%
Avista Corp.	12,600	601,650
Black Hills Corp.	11,505	768,189
MDU Resources Group, Inc.	36,737	1,161,257
NorthWestern Corp.	9,355	609,946
Unitil Corp.	2,738	125,099
		3,266,141
MULTILINE RETAIL — 0.4%
Big Lots, Inc.	6,820	465,806
Dillard's, Inc. Class A	1,252	120,905
Franchise Group, Inc.	4,100	148,051
Kohl's Corp.	29,006	1,729,048
Macy's, Inc. (a)	57,200	926,068
Nordstrom, Inc. (a)	20,100	761,187
Ollie's Bargain Outlet Holdings, Inc. (a)	10,069	876,003
		5,027,068
OIL, GAS & CONSUMABLE FUELS — 1.4%
Adams Resources & Energy, Inc.	400	11,204
Antero Midstream Corp.	52,900	477,687
Antero Resources Corp. (a)	44,474	453,635
Arch Resources, Inc.	2,794	116,230
Ardmore Shipping Corp.	6,200	28,148
Berry Corp.	12,500	68,875
Bonanza Creek Energy, Inc. (a)	3,900	139,347
Brigham Minerals, Inc. Class A	7,900	115,656
Cheniere Energy, Inc. (a)	42,647	3,071,010
Cimarex Energy Co.	18,494	1,098,359
Clean Energy Fuels Corp. (a)	23,800	327,012
CNX Resources Corp. (a)	39,981	587,721
Comstock Resources, Inc. (a)	4,500	24,930
CONSOL Energy, Inc. (a)	5,525	53,703
Contango Oil & Gas Co. (a) (b)	21,400	83,460
Continental Resources, Inc.	13,750	355,712
CVR Energy, Inc.	5,500	105,490
Delek US Holdings, Inc.	11,417	248,662
DHT Holdings, Inc.	20,866	123,735
Diamond Shipping, Inc. (a)	5,096	51,113
Dorian LPG, Ltd. (a)	6,958	91,358
Earthstone Energy, Inc. Class A (a)	4,385	31,353
Security Description	Shares	Value
Energy Fuels, Inc. (a) (b)	25,001	$ 142,006
EQT Corp. (a)	50,696	941,932
Equitrans Midstream Corp.	75,240	613,958
Evolution Petroleum Corp.	5,529	18,688
Falcon Minerals Corp.	7,100	31,879
Frontline, Ltd. (b)	21,900	156,585
Golar LNG, Ltd. (a) (b)	19,055	194,933
Goodrich Petroleum Corp. (a)	1,702	16,101
Green Plains, Inc. (a) (b)	6,338	171,570
International Seaways, Inc.	4,497	87,152
Kosmos Energy, Ltd. (a)	73,900	226,873
Magnolia Oil & Gas Corp. Class A (a)	22,700	260,596
Matador Resources Co.	20,202	473,737
Murphy Oil Corp.	27,000	443,070
NACCO Industries, Inc. Class A	686	17,116
NextDecade Corp. (a)	3,407	9,097
Nordic American Tankers, Ltd.	27,240	88,530
Overseas Shipholding Group, Inc. Class A (a)	11,941	24,598
Ovintiv, Inc.	47,967	1,142,574
Par Pacific Holdings, Inc. (a)	7,389	104,333
PBF Energy, Inc. Class A (a)	17,652	249,776
PDC Energy, Inc. (a)	18,291	629,210
Peabody Energy Corp. (a)	11,603	35,505
Penn Virginia Corp. (a)	2,819	37,775
PrimeEnergy Resources Corp. (a)	73	3,824
Range Resources Corp. (a)	39,272	405,680
Renewable Energy Group, Inc. (a)	7,925	523,367
REX American Resources Corp. (a)	935	78,699
Scorpio Tankers, Inc.	9,399	173,505
SFL Corp., Ltd.	17,500	140,350
SM Energy Co.	20,956	343,050
Southwestern Energy Co. (a)	118,649	551,718
Talos Energy, Inc. (a)	2,600	31,304
Targa Resources Corp.	41,707	1,324,197
Tellurian, Inc. (a)	30,927	72,369
Uranium Energy Corp. (a) (b)	36,000	102,960
W&T Offshore, Inc. (a)	17,600	63,184
Whiting Petroleum Corp. (a)	188	6,665
World Fuel Services Corp.	11,435	402,512
		18,005,378
PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (a)	3,007	113,123
Domtar Corp.	10,052	371,422
Glatfelter Corp.	8,100	138,915
Louisiana-Pacific Corp.	20,118	1,115,744
Neenah, Inc.	3,045	156,452
Schweitzer-Mauduit International, Inc.	5,721	280,158
Verso Corp. Class A	5,829	85,045
		2,260,859

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.3%
BellRing Brands, Inc. Class A (a)	7,271	$ 171,668
Coty, Inc. Class A (a)	53,100	478,431
Edgewell Personal Care Co.	9,979	395,169
elf Beauty, Inc. (a)	8,400	225,372
Herbalife Nutrition, Ltd. (a)	16,576	735,311
Inter Parfums, Inc.	3,225	228,749
Lifevantage Corp. (a)	2,600	24,310
Medifast, Inc.	2,093	443,339
Nature's Sunshine Products, Inc.	1,600	31,936
Nu Skin Enterprises, Inc. Class A	9,358	494,945
Revlon, Inc. Class A (a)	1,300	16,029
USANA Health Sciences, Inc. (a)	2,144	209,255
Veru, Inc. (a) (b)	10,200	109,905
		3,564,419
PHARMACEUTICALS — 1.4%
AcelRx Pharmaceuticals, Inc. (a)	18,800	31,960
Aerie Pharmaceuticals, Inc. (a) (b)	6,800	121,516
Agile Therapeutics, Inc. (a) (b)	12,200	25,376
Amneal Pharmaceuticals, Inc. (a)	18,390	123,765
Amphastar Pharmaceuticals, Inc. (a)	6,827	125,071
Angion Biomedica Corp. (a)	1,100	19,877
ANI Pharmaceuticals, Inc. (a)	1,733	62,631
Aquestive Therapeutics, Inc. (a) (b)	3,700	19,240
Arvinas, Inc. (a)	6,596	435,996
Atea Pharmaceuticals, Inc. (a)	2,700	166,725
Athira Pharma, Inc. (a)	2,600	47,840
Avenue Therapeutics, Inc. (a) (b)	1,000	6,070
Axsome Therapeutics, Inc. (a) (b)	5,100	288,762
Aytu BioPharma, Inc. (a) (b)	4,050	30,780
BioDelivery Sciences International, Inc. (a)	16,400	64,124
Cara Therapeutics, Inc. (a) (b)	7,700	167,167
Cassava Sciences, Inc. (a)	6,000	269,700
Cerecor, Inc. (a)	8,100	24,462
Chiasma, Inc. (a) (b)	9,100	28,483
Collegium Pharmaceutical, Inc. (a) (b)	6,367	150,898
Corcept Therapeutics, Inc. (a)	17,884	425,460
CorMedix, Inc. (a)	6,100	60,939
Cymabay Therapeutics, Inc. (a) (b)	12,830	58,248
Durect Corp. (a) (b)	41,800	82,764
Elanco Animal Health, Inc. (a)	83,845	2,469,235
Eloxx Pharmaceuticals, Inc. (a) (b)	4,939	16,397
Security Description	Shares	Value
Endo International PLC (a)	42,000	$ 311,220
Eton Pharmaceuticals, Inc. (a) (b)	3,000	21,960
Evofem Biosciences, Inc. (a) (b)	13,846	24,231
Evolus, Inc. (a)	4,100	53,259
Fulcrum Therapeutics, Inc. (a) (b)	3,220	37,932
Graybug Vision, Inc. (a) (b)	1,100	6,105
Harmony Biosciences Holdings, Inc. (a)	1,100	36,344
Harrow Health, Inc. (a) (b)	4,000	27,000
Horizon Therapeutics PLC (a)	35,958	3,309,574
IMARA, Inc. (a) (b)	1,300	10,972
Innoviva, Inc. (a)	11,753	140,448
Intra-Cellular Therapies, Inc. (a)	12,125	411,401
Jazz Pharmaceuticals PLC (a)	10,172	1,671,972
Kala Pharmaceuticals, Inc. (a) (b)	7,300	49,202
Kaleido Biosciences, Inc. (a)	2,600	21,060
Landos Biopharma, Inc. (a)	1,200	11,556
Lannett Co., Inc. (a) (b)	5,897	31,136
Liquidia Corp. (a) (b)	5,100	13,719
Lyra Therapeutics, Inc. (a)	1,200	13,908
Marinus Pharmaceuticals, Inc. (a) (b)	5,472	84,707
Nektar Therapeutics (a) (b)	31,900	638,000
NGM Biopharmaceuticals, Inc. (a)	4,825	140,263
Ocular Therapeutix, Inc. (a)	13,600	223,176
Odonate Therapeutics, Inc. (a) (b)	2,900	9,918
Omeros Corp. (a) (b)	10,993	195,675
Optinose, Inc. (a) (b)	6,300	23,247
Osmotica Pharmaceuticals PLC (a) (b)	2,100	6,846
Pacira BioSciences, Inc. (a)	7,837	549,295
Paratek Pharmaceuticals, Inc. (a) (b)	8,200	57,892
Phathom Pharmaceuticals, Inc. (a) (b)	2,200	82,632
Phibro Animal Health Corp. Class A	3,800	92,720
Pliant Therapeutics, Inc. (a) (b)	4,500	176,985
Prestige Consumer Healthcare, Inc. (a)	9,216	406,241
Provention Bio, Inc. (a)	9,900	103,900
Reata Pharmaceuticals, Inc. Class A (a) (b)	4,867	485,240
Recro Pharma, Inc. (a)	3,600	10,044
Relmada Therapeutics, Inc. (a) (b)	2,700	95,067
Revance Therapeutics, Inc. (a) (b)	11,574	323,493
Royalty Pharma PLC Class A (b)	59,100	2,577,942
Satsuma Pharmaceuticals, Inc. (a)	1,700	10,047

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
scPharmaceuticals, Inc. (a) (b)	1,300	$ 8,645
SIGA Technologies, Inc. (a)	9,600	62,400
Strongbridge Biopharma PLC (a) (b)	8,000	22,080
Supernus Pharmaceuticals, Inc. (a)	8,900	233,002
Tarsus Pharmaceuticals, Inc. (a)	1,100	35,453
Terns Pharmaceuticals, Inc. (a)	1,600	35,200
TherapeuticsMD, Inc. (a) (b)	62,800	84,152
Theravance Biopharma, Inc. (a) (b)	8,704	177,649
Tricida, Inc. (a) (b)	5,270	27,878
Verrica Pharmaceuticals, Inc. (a) (b)	2,300	34,845
VYNE Therapeutics, Inc. (a) (b)	6,822	46,697
WaVe Life Sciences, Ltd. (a)	6,110	34,277
Xeris Pharmaceuticals, Inc. (a) (b)	8,500	38,335
Zogenix, Inc. (a) (b)	10,341	201,856
		18,862,284
PROFESSIONAL SERVICES — 1.7%
Acacia Research Corp. (a)	8,800	58,520
Akerna Corp. (a)	3,700	18,278
ASGN, Inc. (a)	9,335	890,932
Barrett Business Services, Inc.	1,439	99,090
BGSF, Inc.	1,852	25,928
CACI International, Inc. Class A (a)	4,528	1,116,876
CBIZ, Inc. (a)	9,300	303,738
CoreLogic, Inc.	13,495	1,069,479
CoStar Group, Inc. (a)	7,166	5,889,664
CRA International, Inc.	1,445	107,855
Dun & Bradstreet Holdings, Inc. (a) (b)	25,600	609,536
Exponent, Inc.	9,379	913,984
Forrester Research, Inc. (a)	2,100	89,208
Franklin Covey Co. (a)	2,383	67,415
FTI Consulting, Inc. (a)	6,477	907,492
GP Strategies Corp. (a)	2,400	41,880
Heidrick & Struggles International, Inc.	3,600	128,592
Huron Consulting Group, Inc. (a)	4,131	208,120
ICF International, Inc.	3,347	292,528
Insperity, Inc.	6,610	553,521
KBR, Inc.	26,126	1,002,977
Kelly Services, Inc. Class A (a)	6,295	140,190
Kforce, Inc.	3,600	192,960
Korn Ferry	9,852	614,469
ManpowerGroup, Inc.	10,690	1,057,241
ManTech International Corp. Class A	4,958	431,098
Mastech Digital, Inc. (a)	700	12,327
Mistras Group, Inc. (a)	3,358	38,315
Red Violet, Inc. (a) (b)	1,200	22,104
Resources Connection, Inc.	5,600	75,824
Security Description	Shares	Value
Science Applications International Corp.	10,682	$ 892,908
TransUnion	35,012	3,151,080
TriNet Group, Inc. (a)	7,500	584,700
TrueBlue, Inc. (a)	6,607	145,486
Upwork, Inc. (a)	16,987	760,508
Willdan Group, Inc. (a) (b)	1,971	80,910
		22,595,733
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alset EHome International, Inc. (a)	400	4,628
Altisource Portfolio Solutions SA (a)	800	7,352
American Realty Investors, Inc. (a) (b)	300	2,649
Cushman & Wakefield PLC (a) (b)	20,306	331,394
eXp World Holdings, Inc. (a) (b)	9,100	414,505
Fathom Holdings, Inc. (a) (b)	900	32,967
Forestar Group, Inc. (a)	3,106	72,308
FRP Holdings, Inc. (a)	1,189	58,522
Howard Hughes Corp. (a)	7,174	682,463
Jones Lang LaSalle, Inc. (a)	9,498	1,700,522
Kennedy-Wilson Holdings, Inc.	22,142	447,490
Marcus & Millichap, Inc. (a)	4,346	146,460
Maui Land & Pineapple Co., Inc. (a)	1,236	14,276
Newmark Group, Inc. Class A	26,512	265,252
Rafael Holdings, Inc. Class B (a)	1,802	71,936
RE/MAX Holdings, Inc. Class A	3,400	133,926
Realogy Holdings Corp. (a) (b)	20,995	317,654
Redfin Corp. (a) (b)	18,300	1,218,597
RMR Group, Inc. Class A	2,807	114,554
St. Joe Co.	6,100	261,690
Stratus Properties, Inc. (a)	1,100	33,550
Tejon Ranch Co. (a)	3,900	65,286
Transcontinental Realty Investors, Inc. (a) (b)	207	4,455
		6,402,436
ROAD & RAIL — 1.9%
AMERCO	1,661	1,017,529
ArcBest Corp.	4,667	328,417
Avis Budget Group, Inc. (a)	9,672	701,607
Covenant Logistics Group, Inc. Class A (a)	2,145	44,166
Daseke, Inc. (a)	8,364	71,010
Heartland Express, Inc.	9,055	177,297
Knight-Swift Transportation Holdings, Inc.	23,016	1,106,839
Landstar System, Inc.	7,021	1,158,886
Lyft, Inc. Class A (a)	46,500	2,937,870
Marten Transport, Ltd.	11,048	187,485
PAM Transportation Services, Inc. (a)	298	18,387

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Ryder System, Inc.	9,639	$ 729,190
Saia, Inc. (a)	4,853	1,119,005
Schneider National, Inc. Class B	11,000	274,670
Uber Technologies, Inc. (a)	254,575	13,876,883
Universal Logistics Holdings, Inc.	1,429	37,597
US Xpress Enterprises, Inc. Class A (a)	3,998	46,976
Werner Enterprises, Inc.	11,000	518,870
		24,352,684
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Energy Industries, Inc.	6,954	759,168
Allegro MicroSystems, Inc. (a)	8,700	220,545
Alpha & Omega Semiconductor, Ltd. (a)	3,887	127,105
Ambarella, Inc. (a)	6,230	625,430
Amkor Technology, Inc.	18,335	434,723
Atomera, Inc. (a) (b)	3,400	83,300
Axcelis Technologies, Inc. (a)	6,185	254,142
AXT, Inc. (a)	7,253	84,570
Brooks Automation, Inc.	13,300	1,085,945
CEVA, Inc. (a)	4,071	228,587
Cirrus Logic, Inc. (a)	10,640	902,166
CMC Materials, Inc.	5,297	936,457
Cohu, Inc. (a)	7,691	321,791
Cree, Inc. (a)	20,315	2,196,661
CyberOptics Corp. (a)	1,300	33,761
Diodes, Inc. (a)	7,892	630,097
DSP Group, Inc. (a)	4,096	58,368
Entegris, Inc.	24,698	2,761,236
First Solar, Inc. (a)	16,957	1,480,346
FormFactor, Inc. (a)	14,165	638,983
GSI Technology, Inc. (a)	3,000	20,070
Ichor Holdings, Ltd. (a)	4,999	268,946
Impinj, Inc. (a) (b)	3,200	181,984
Inphi Corp. (a)	8,805	1,570,900
Lattice Semiconductor Corp. (a)	24,925	1,122,123
MACOM Technology Solutions Holdings, Inc. (a) (b)	8,852	513,593
Marvell Technology Group, Ltd.	122,918	6,020,524
Maxeon Solar Technologies, Ltd. (a)	1,969	62,142
MaxLinear, Inc. (a)	12,600	429,408
MKS Instruments, Inc.	10,067	1,866,623
NeoPhotonics Corp. (a)	9,200	109,940
NVE Corp.	886	62,109
ON Semiconductor Corp. (a)	74,803	3,112,553
Onto Innovation, Inc. (a)	8,657	568,851
PDF Solutions, Inc. (a)	5,429	96,528
Photronics, Inc. (a)	11,693	150,372
Pixelworks, Inc. (a)	8,500	28,135
Power Integrations, Inc.	10,822	881,776
Rambus, Inc. (a)	20,801	404,371
Semtech Corp. (a)	11,800	814,200
Security Description	Shares	Value
Silicon Laboratories, Inc. (a)	7,932	$ 1,118,967
SiTime Corp. (a)	2,100	207,060
SMART Global Holdings, Inc. (a)	2,690	123,794
SolarEdge Technologies, Inc. (a)	8,991	2,584,373
SunPower Corp. (a) (b)	14,055	470,140
Synaptics, Inc. (a)	6,438	871,834
Ultra Clean Holdings, Inc. (a)	7,398	429,380
Universal Display Corp.	7,911	1,873,087
Veeco Instruments, Inc. (a)	9,108	188,900
		40,016,064
SOFTWARE — 11.2%
2U, Inc. (a) (b)	12,727	486,553
8x8, Inc. (a)	19,500	632,580
A10 Networks, Inc. (a)	11,200	107,632
ACI Worldwide, Inc. (a)	20,986	798,517
Agilysys, Inc. (a)	3,557	170,594
Alarm.com Holdings, Inc. (a)	8,700	751,506
Altair Engineering, Inc. Class A (a) (b)	7,953	497,619
Alteryx, Inc. Class A (a)	9,922	823,129
American Software, Inc. Class A	5,600	115,920
Anaplan, Inc. (a)	24,924	1,342,157
Appfolio, Inc. Class A (a) (b)	3,023	427,482
Appian Corp. (a) (b)	6,527	867,765
Aspen Technology, Inc. (a)	12,502	1,804,414
Asure Software, Inc. (a)	3,000	22,920
Atlassian Corp. PLC Class A (a)	24,269	5,114,934
Avalara, Inc. (a)	15,171	2,024,267
Avaya Holdings Corp. (a)	15,388	431,326
Benefitfocus, Inc. (a)	5,341	73,759
Bill.Com Holdings, Inc. (a)	13,721	1,996,405
Blackbaud, Inc. (a)	8,933	634,958
Blackline, Inc. (a)	9,362	1,014,841
Bottomline Technologies DE, Inc. (a)	8,100	366,525
Box, Inc. Class A (a)	26,265	603,044
C3.ai, Inc. Class A (a) (b)	2,900	191,139
CDK Global, Inc.	22,428	1,212,458
Cerence, Inc. (a)	6,947	622,312
Ceridian HCM Holding, Inc. (a)	21,448	1,807,423
ChannelAdvisor Corp. (a)	5,200	122,460
Cloudera, Inc. (a) (b)	37,521	456,631
Cloudflare, Inc. Class A (a)	21,473	1,508,693
Cognyte Software, Ltd. (a)	11,929	331,745
CommVault Systems, Inc. (a)	7,720	497,940
Cornerstone OnDemand, Inc. (a)	11,275	491,364
Coupa Software, Inc. (a)	12,806	3,258,871
Crowdstrike Holdings, Inc. Class A (a) (b)	28,586	5,217,231
Datadog, Inc. Class A (a)	28,096	2,341,521
Datto Holding Corp. (a)	4,500	103,095
Digimarc Corp. (a) (b)	2,240	66,438
Digital Turbine, Inc. (a)	15,486	1,244,455

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
DocuSign, Inc. (a)	33,451	$ 6,772,155
Domo, Inc. Class B (a)	4,844	272,669
Dropbox, Inc. Class A (a)	45,242	1,206,152
Duck Creek Technologies, Inc. (a)	13,400	604,876
Dynatrace, Inc. (a)	33,700	1,625,688
Ebix, Inc. (b)	4,998	160,086
eGain Corp. (a)	3,794	36,005
Elastic NV (a)	12,208	1,357,530
Envestnet, Inc. (a)	9,699	700,559
Everbridge, Inc. (a)	6,504	788,155
Fair Isaac Corp. (a)	5,113	2,485,174
FireEye, Inc. (a)	41,647	815,032
Five9, Inc. (a)	11,423	1,785,758
GTY Technology Holdings, Inc. (a) (b)	8,300	53,037
Guidewire Software, Inc. (a)	15,474	1,572,623
HubSpot, Inc. (a)	7,632	3,466,531
Intelligent Systems Corp. (a) (b)	1,383	56,579
InterDigital, Inc.	5,673	359,952
J2 Global, Inc. (a)	7,954	953,366
Jamf Holding Corp. (a)	7,800	275,496
JFrog, Ltd. (a) (b)	2,500	110,925
LivePerson, Inc. (a) (b)	11,400	601,236
Manhattan Associates, Inc. (a)	11,629	1,365,012
McAfee Corp. Class A	6,600	150,084
Medallia, Inc. (a) (b)	16,420	457,954
MicroStrategy, Inc. Class A (a) (b)	1,364	925,883
Mimecast, Ltd. (a)	10,700	430,247
Mitek Systems, Inc. (a)	7,761	113,155
Model N, Inc. (a) (b)	6,356	223,922
nCino, Inc. (a)	8,500	567,120
New Relic, Inc. (a)	9,931	610,558
Nuance Communications, Inc. (a) (b)	52,546	2,293,107
Nutanix, Inc. Class A (a)	34,747	922,880
ON24, Inc. (a)	1,600	77,616
OneSpan, Inc. (a)	6,197	151,826
Pagerduty, Inc. (a) (b)	13,198	530,956
Palo Alto Networks, Inc. (a)	17,563	5,656,340
Park City Group, Inc. (a)	2,300	14,053
Paylocity Holding Corp. (a)	7,054	1,268,521
Pegasystems, Inc.	7,236	827,364
Ping Identity Holding Corp. (a) (b)	6,900	151,317
Pluralsight, Inc. Class A (a)	22,812	509,620
Progress Software Corp.	8,138	358,560
Proofpoint, Inc. (a)	10,455	1,315,134
PROS Holdings, Inc. (a)	7,400	314,500
PTC, Inc. (a)	19,250	2,649,762
Q2 Holdings, Inc. (a) (b)	9,199	921,740
QAD, Inc. Class A	2,110	140,484
Qualys, Inc. (a)	6,229	652,675
Rapid7, Inc. (a)	9,525	710,660
RealPage, Inc. (a)	16,176	1,410,547
Security Description	Shares	Value
Rimini Street, Inc. (a)	4,100	$ 36,777
RingCentral, Inc. Class A (a)	14,477	4,312,409
SailPoint Technologies Holding, Inc. (a)	16,103	815,456
Sapiens International Corp. NV	5,100	162,129
Seachange International, Inc. (a) (b)	4,600	7,130
SecureWorks Corp. Class A (a)	1,595	21,341
ShotSpotter, Inc. (a) (b)	1,500	52,605
Slack Technologies, Inc. Class A (a)	91,347	3,711,429
Smartsheet, Inc. Class A (a)	20,855	1,333,052
Smith Micro Software, Inc. (a)	6,300	34,681
SolarWinds Corp. (a)	8,704	151,798
Splunk, Inc. (a)	29,850	4,044,078
Sprout Social, Inc. Class A (a)	5,100	294,576
SPS Commerce, Inc. (a)	6,552	650,679
SS&C Technologies Holdings, Inc.	41,425	2,894,365
Sumo Logic, Inc. (a) (b)	2,600	49,036
SVMK, Inc. (a)	22,500	412,200
Synchronoss Technologies, Inc. (a)	7,100	25,347
Telos Corp. (a)	3,100	117,552
Tenable Holdings, Inc. (a)	13,100	474,023
Teradata Corp. (a)	19,975	769,836
Trade Desk, Inc. Class A (a)	7,637	4,976,727
Unity Software, Inc. (a) (b)	5,400	541,674
Upland Software, Inc. (a)	4,900	231,231
Varonis Systems, Inc. (a)	18,579	953,846
Verint Systems, Inc. (a)	11,929	542,650
Viant Technology, Inc. Class A (a)	2,000	105,780
VirnetX Holding Corp. (b)	11,700	65,169
VMware, Inc. Class A (a)	14,814	2,228,766
Workday, Inc. Class A (a)	33,049	8,210,363
Workiva, Inc. (a) (b)	7,300	644,298
Xperi Holding Corp.	19,136	416,591
Yext, Inc. (a) (b)	19,300	279,464
Zendesk, Inc. (a)	21,306	2,825,602
Zix Corp. (a)	10,187	76,912
Zoom Video Communications, Inc. Class A (a)	32,293	10,375,418
Zscaler, Inc. (a)	13,359	2,293,339
Zuora, Inc. Class A (a) (b)	18,800	278,240
		147,780,373
SPECIALTY RETAIL — 2.7%
Aaron's Co., Inc.	6,248	160,449
Abercrombie & Fitch Co. Class A (a)	11,442	392,575
Academy Sports & Outdoors, Inc. (a) (b)	5,600	151,144
American Eagle Outfitters, Inc. (b)	27,626	807,784
America's Car-Mart, Inc. (a)	1,169	178,121

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Asbury Automotive Group, Inc. (a)	3,572	$ 701,898
At Home Group, Inc. (a)	9,900	284,130
AutoNation, Inc. (a)	10,569	985,242
Bed Bath & Beyond, Inc. (a)	22,246	648,471
Boot Barn Holdings, Inc. (a)	5,200	324,012
Buckle, Inc.	5,387	211,601
Burlington Stores, Inc. (a)	12,006	3,587,393
Caleres, Inc.	6,690	145,842
Camping World Holdings, Inc. Class A (b)	6,127	222,900
Carvana Co. (a) (b)	10,310	2,705,344
Cato Corp. Class A (a)	3,900	46,800
Chico's FAS, Inc. (a)	22,053	72,995
Children's Place, Inc. (a)	2,642	184,147
Citi Trends, Inc.	1,700	142,426
Conn's, Inc. (a)	3,222	62,668
Container Store Group, Inc. (a)	5,873	97,727
Designer Brands, Inc. Class A (a)	11,456	199,334
Dick's Sporting Goods, Inc.	11,544	879,076
Envela Corp. (a) (b)	1,200	6,024
Express, Inc. (a) (b)	11,649	46,829
Five Below, Inc. (a)	10,077	1,922,591
Floor & Decor Holdings, Inc. Class A (a)	17,322	1,653,905
Foot Locker, Inc.	19,031	1,070,494
GameStop Corp. Class A (a)	10,483	1,989,883
Genesco, Inc. (a)	2,705	128,488
Group 1 Automotive, Inc.	3,150	497,039
GrowGeneration Corp. (a)	7,500	372,675
Guess?, Inc.	7,400	173,900
Haverty Furniture Cos., Inc.	3,055	113,615
Hibbett Sports, Inc. (a)	3,034	209,012
Leslie's, Inc. (a)	13,871	339,701
Lithia Motors, Inc. Class A	4,718	1,840,445
Lumber Liquidators Holdings, Inc. (a)	5,259	132,106
MarineMax, Inc. (a)	3,876	191,319
Michaels Cos., Inc. (a)	13,785	302,443
Monro, Inc.	5,998	394,668
Murphy USA, Inc.	4,683	676,974
National Vision Holdings, Inc. (a)	14,705	644,520
ODP Corp. (a)	9,718	420,692
OneWater Marine, Inc. Class A (a)	1,900	75,924
Penske Automotive Group, Inc. (b)	5,889	472,533
Petco Health & Wellness Co., Inc. (a)	9,700	214,952
Rent-A-Center, Inc.	8,850	510,291
RH (a)	2,939	1,753,407
Sally Beauty Holdings, Inc. (a)	20,648	415,644
Shoe Carnival, Inc.	1,700	105,196
Signet Jewelers, Ltd. (a)	9,600	556,608
Sleep Number Corp. (a)	4,917	705,540
Security Description	Shares	Value
Sonic Automotive, Inc. Class A	4,336	$ 214,936
Sportsman's Warehouse Holdings, Inc. (a)	7,970	137,403
Tilly's, Inc. Class A (a)	4,037	45,699
Urban Outfitters, Inc. (a)	12,650	470,454
Vroom, Inc. (a) (b)	19,000	740,810
Williams-Sonoma, Inc.	14,196	2,543,923
Winmark Corp.	556	103,655
Zumiez, Inc. (a)	3,900	167,310
		35,553,687
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a)	22,165	608,207
Avid Technology, Inc. (a)	5,897	124,486
Corsair Gaming, Inc. (a) (b)	4,300	143,147
Dell Technologies, Inc. Class C (a)	48,247	4,252,973
Diebold Nixdorf, Inc. (a)	12,836	181,373
Eastman Kodak Co. (a) (b)	2,900	22,823
Immersion Corp. (a)	3,135	30,033
Intevac, Inc. (a)	4,300	30,745
NCR Corp. (a) (b)	23,667	898,163
Pure Storage, Inc. Class A (a)	45,475	979,531
Quantum Corp. (a)	7,700	64,141
Super Micro Computer, Inc. (a)	7,915	309,160
Xerox Holdings Corp.	31,100	754,797
		8,399,579
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (a)	26,491	1,351,041
Carter's, Inc. (a)	7,860	698,990
Columbia Sportswear Co.	5,320	561,952
Crocs, Inc. (a)	12,200	981,490
Deckers Outdoor Corp. (a)	5,086	1,680,516
Fossil Group, Inc. (a)	8,800	109,120
G-III Apparel Group, Ltd. (a)	8,181	246,575
Kontoor Brands, Inc. (b)	9,400	456,182
Lakeland Industries, Inc. (a)	1,400	39,004
Lululemon Athletica, Inc. (a)	20,990	6,437,843
Movado Group, Inc.	2,961	84,240
Oxford Industries, Inc.	3,030	264,883
Rocky Brands, Inc.	1,305	70,548
Skechers U.S.A., Inc. Class A (a)	24,634	1,027,484
Steven Madden, Ltd.	15,113	563,110
Superior Group of Cos., Inc.	2,000	50,840
Unifi, Inc. (a)	2,510	69,176
Vera Bradley, Inc. (a)	3,800	38,380
Wolverine World Wide, Inc.	14,780	566,370
		15,297,744
THRIFTS & MORTGAGE FINANCE — 0.9%
Axos Financial, Inc. (a)	10,500	493,605
Bogota Financial Corp. (a)	900	9,234
Bridgewater Bancshares, Inc. (a)	4,050	65,408

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Capitol Federal Financial, Inc.	23,900	$ 316,555
Columbia Financial, Inc. (a)	8,600	150,328
ESSA Bancorp, Inc.	1,700	27,200
Essent Group, Ltd.	20,208	959,678
Federal Agricultural Mortgage Corp. Class C	1,632	164,375
Flagstar Bancorp, Inc.	8,825	398,007
FS Bancorp, Inc.	735	49,392
Greene County Bancorp, Inc. (b)	600	15,006
Hingham Institution for Savings	261	74,061
Home Bancorp, Inc.	1,400	50,470
Home Point Capital, Inc. (a)	1,400	13,020
HomeStreet, Inc.	3,974	175,134
Kearny Financial Corp.	13,751	166,112
Luther Burbank Corp.	3,400	40,222
Merchants Bancorp	1,600	67,104
Meridian Bancorp, Inc.	8,730	160,807
Meta Financial Group, Inc.	5,643	255,684
MGIC Investment Corp.	62,289	862,703
MMA Capital Holdings, Inc. (a)	900	20,529
Mr Cooper Group, Inc. (a)	13,860	481,774
New York Community Bancorp, Inc.	82,923	1,046,488
NMI Holdings, Inc. Class A (a)	15,065	356,137
Northfield Bancorp, Inc.	8,580	136,594
Northwest Bancshares, Inc.	21,476	310,328
Oconee Federal Financial Corp.	200	5,216
OP Bancorp	2,300	24,196
PCSB Financial Corp.	2,696	44,781
PennyMac Financial Services, Inc.	7,597	508,011
Pioneer Bancorp, Inc. (a)	2,100	24,465
Ponce de Leon Federal Bank (a)	1,400	15,554
Premier Financial Corp.	6,897	229,394
Provident Bancorp, Inc.	3,114	44,842
Provident Financial Holdings, Inc.	1,100	18,590
Provident Financial Services, Inc.	12,956	288,660
Prudential Bancorp, Inc.	1,400	20,664
Radian Group, Inc.	35,054	815,005
Riverview Bancorp, Inc.	3,900	27,027
Rocket Cos., Inc. Class A (b)	20,200	466,418
Security National Financial Corp. Class A (a)	1,735	16,222
Southern Missouri Bancorp, Inc.	1,400	55,188
Standard AVB Financial Corp.	700	22,855
Sterling Bancorp, Inc.	3,000	16,980
Territorial Bancorp, Inc.	1,455	38,499
TFS Financial Corp.	9,117	185,713
Timberland Bancorp, Inc.	1,400	38,934
TrustCo Bank Corp.	17,599	129,705
Walker & Dunlop, Inc.	5,140	528,084
Washington Federal, Inc.	13,817	425,564
Waterstone Financial, Inc.	4,100	83,722
Security Description	Shares	Value
Western New England Bancorp, Inc.	4,200	$ 35,406
WSFS Financial Corp.	8,690	432,675
		11,408,325
TOBACCO — 0.1%
Turning Point Brands, Inc.	2,200	114,774
Universal Corp.	4,441	261,975
Vector Group, Ltd.	25,596	357,064
		733,813
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	19,656	963,144
Alta Equipment Group, Inc. (a) (b)	3,200	41,600
Applied Industrial Technologies, Inc.	7,115	648,675
Beacon Roofing Supply, Inc. (a)	10,076	527,176
Boise Cascade Co.	7,200	430,776
CAI International, Inc.	3,103	141,249
Custom Truck One Source, Inc. (a)	2,500	23,375
DXP Enterprises, Inc. (a)	3,100	93,527
EVI Industries, Inc. (a)	920	26,468
GATX Corp.	6,431	596,411
General Finance Corp. (a)	1,847	22,441
GMS, Inc. (a)	7,600	317,300
H&E Equipment Services, Inc.	6,000	228,000
Herc Holdings, Inc. (a)	4,438	449,702
Lawson Products, Inc. (a)	853	44,237
McGrath RentCorp	4,400	354,860
MRC Global, Inc. (a)	14,600	131,838
MSC Industrial Direct Co., Inc. Class A	8,499	766,525
NOW, Inc. (a)	20,419	206,028
Rush Enterprises, Inc. Class A	7,650	381,199
Rush Enterprises, Inc. Class B	1,250	56,362
SiteOne Landscape Supply, Inc. (a)	8,033	1,371,554
Systemax, Inc.	2,300	94,576
Textainer Group Holdings, Ltd. (a)	9,065	259,712
Titan Machinery, Inc. (a)	3,600	91,800
Transcat, Inc. (a)	1,300	63,804
Triton International, Ltd.	11,031	606,595
Univar Solutions, Inc. (a)	30,764	662,657
Veritiv Corp. (a)	2,691	114,475
Watsco, Inc.	5,968	1,556,156
WESCO International, Inc. (a)	9,008	779,462
Willis Lease Finance Corp. (a)	510	22,165
		12,073,849
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	13,520	430,071
WATER UTILITIES — 0.3%
American States Water Co.	6,719	508,091

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Artesian Resources Corp. Class A	1,551	$ 61,078
Cadiz, Inc. (a)	3,700	35,483
California Water Service Group	9,076	511,342
Consolidated Water Co., Ltd.	2,600	34,970
Essential Utilities, Inc.	41,239	1,845,445
Global Water Resources, Inc.	2,400	39,144
Middlesex Water Co.	3,123	246,780
Pure Cycle Corp. (a)	3,500	46,970
SJW Group	4,887	307,832
York Water Co.	2,400	117,528
		3,754,663
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	8,200	115,374
Gogo, Inc. (a) (b)	10,310	99,595
Shenandoah Telecommunications Co.	8,850	431,968
Spok Holdings, Inc.	3,200	33,568
Telephone & Data Systems, Inc.	18,500	424,760
United States Cellular Corp. (a)	2,735	99,773
		1,205,038
TOTAL COMMON STOCKS (Cost $967,778,985)		1,301,303,949
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
GTX, Inc. (CVR) (a) (b)	85	161
Progenic Pharmaceuticals, Inc. (CVR) (a)	13,803	590
Tobira Therapeutics, Inc. (CVR) (a)	200	2,834
		3,585
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	2,400	204
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	6,500	650
TOTAL RIGHTS (Cost $186)		4,439
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Whiting Petroleum Corp. (expiring 9/1/24) (a)	738	2,384
Security Description	Shares	Value
Whiting Petroleum Corp. (expiring 9/1/25) (a) (b)	369	$ 1,118
TOTAL WARRANTS (Cost $0)		3,502
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (f) (g)	13,922,006	13,926,182
State Street Navigator Securities Lending Portfolio II (h) (i)	40,763,378	40,763,378
TOTAL SHORT-TERM INVESTMENTS (Cost $54,689,431)		54,689,560
TOTAL INVESTMENTS — 103.1% (Cost $1,022,468,602)		1,356,001,450
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(40,386,459)
NET ASSETS — 100.0%		$ 1,315,614,991
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represents less than 0.05% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

At March 31, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	62	06/18/2021	$7,273,772	$6,889,750	$(384,022)
E-Mini S&P MidCap 400 Index	26	06/18/2021	6,838,006	6,773,780	(64,226)
Total unrealized appreciation/depreciation on open futures contracts.					$(448,248)
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,301,303,677	$ 272	$ 0(a)	$1,301,303,949
Rights	—	4,439	—	4,439
Warrants	3,502	—	—	3,502
Short-Term Investments	54,689,560	—	—	54,689,560
TOTAL INVESTMENTS	$1,355,996,739	$ 4,711	$ 0	$1,356,001,450
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(448,248)	—	—	(448,248)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (448,248)	$ —	$—	$ (448,248)
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,650,443	$13,653,173	$187,141,203	$186,867,493	$4,041	$(4,742)	13,922,006	$13,926,182	$ 4,548
State Street Navigator Securities Lending Portfolio II	43,142,840	43,142,840	56,561,995	58,941,457	—	—	40,763,378	40,763,378	74,852
Total		$56,796,013	$243,703,198	$245,808,950	$4,041	$(4,742)		$54,689,560	$79,400
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments
March 31, 2021 (Unaudited)

State Street Defensive Global Equity Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Defensive Global Equity Portfolio. The schedule of investments for the State Street Defensive Global Equity Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.9%
AUSTRALIA — 5.5%
BHP Group, Ltd.	437	$ 15,078
Brambles, Ltd.	659	5,310
Coles Group, Ltd.	623	7,597
Fortescue Metals Group, Ltd.	491	7,476
Rio Tinto, Ltd.	66	5,567
Sonic Healthcare, Ltd.	681	18,201
Telstra Corp., Ltd.	4,527	11,723
Wesfarmers, Ltd.	606	24,310
		95,262
BELGIUM — 1.1%
Ageas SA/NV	120	7,272
Etablissements Franz Colruyt NV	199	11,895
		19,167
CANADA — 1.1%
Metro, Inc.	222	10,126
TELUS Corp.	417	8,305
		18,431
DENMARK — 1.5%
AP Moller - Maersk A/S Class B	5	11,643
Novo Nordisk A/S Class B	220	14,941
		26,584
FINLAND — 0.6%
Kesko Oyj Class B	309	9,471
FRANCE — 0.2%
Sanofi	37	3,664
GERMANY — 4.1%
Allianz SE	47	11,990
Deutsche Post AG	376	20,646
Deutsche Telekom AG	1,186	23,933
Merck KGaA	78	13,366
		69,935
HONG KONG — 2.3%
CLP Holdings, Ltd.	2,000	19,423
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	4,500	4,468
HKT Trust & HKT, Ltd. Stapled Security	7,000	9,976
Jardine Matheson Holdings, Ltd.	100	6,539
		40,406
JAPAN — 13.0%
Brother Industries, Ltd.	200	4,433
FUJIFILM Holdings Corp.	300	17,840
Fujitsu, Ltd.	200	28,959
Security Description	Shares	Value
ITOCHU Corp.	600	$ 19,477
KDDI Corp.	200	6,145
Mitsubishi Gas Chemical Co., Inc.	700	17,193
NEC Corp.	400	23,602
Nintendo Co., Ltd.	50	27,968
Nippon Telegraph & Telephone Corp.	900	23,147
Nippon Yusen KK	200	6,833
Nitto Denko Corp.	200	17,122
Softbank Corp.	400	5,207
Sony Corp.	200	20,986
Tokyo Gas Co., Ltd.	200	4,457
		223,369
JORDAN — 0.3%
Hikma Pharmaceuticals PLC	145	4,553
NETHERLANDS — 2.2%
Koninklijke Ahold Delhaize NV	744	20,768
Koninklijke KPN NV	5,143	17,493
		38,261
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	3,829	12,014
SINGAPORE — 1.3%
DBS Group Holdings, Ltd.	400	8,571
Oversea-Chinese Banking Corp., Ltd.	1,200	10,494
United Overseas Bank, Ltd.	200	3,845
		22,910
SWITZERLAND — 5.0%
Kuehne + Nagel International AG	17	4,872
Nestle SA	168	18,804
Novartis AG	179	15,362
Roche Holding AG	50	16,227
Swiss Life Holding AG	25	12,341
Swisscom AG	36	19,393
		86,999
UNITED KINGDOM — 0.3%
Direct Line Insurance Group PLC	1,134	4,902
UNITED STATES — 58.7%
Abbott Laboratories	179	21,451
AbbVie, Inc.	195	21,103
Adobe, Inc. (a)	20	9,507
AES Corp.	292	7,829
Allstate Corp.	199	22,865
Alphabet, Inc. Class C (a)	10	20,686
Amgen, Inc.	65	16,173
Anthem, Inc.	23	8,256
AT&T, Inc.	253	7,658
AutoZone, Inc. (a)	8	11,234
Bristol-Myers Squibb Co.	248	15,656
Bunge, Ltd.	58	4,598
Cadence Design Systems, Inc. (a)	93	12,740
Campbell Soup Co.	221	11,110
Cerner Corp.	109	7,835
Cigna Corp.	34	8,219
Cisco Systems, Inc.	416	21,511

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Citrix Systems, Inc.	74	$ 10,387
Clorox Co.	62	11,959
CMS Energy Corp.	87	5,326
Conagra Brands, Inc.	483	18,161
Costco Wholesale Corp.	28	9,869
Dell Technologies, Inc. Class C (a)	123	10,842
Discovery, Inc. Class C (a)	197	7,267
Dollar General Corp.	89	18,033
eBay, Inc.	322	19,719
Electronic Arts, Inc.	150	20,306
Eli Lilly & Co.	116	21,671
Equinix, Inc. REIT	13	8,835
Equity LifeStyle Properties, Inc. REIT	94	5,982
Eversource Energy	14	1,212
General Mills, Inc.	166	10,179
Gilead Sciences, Inc.	168	10,858
Goldman Sachs Group, Inc.	10	3,270
HCA Healthcare, Inc.	52	9,794
Henry Schein, Inc. (a)	116	8,032
Hershey Co.	75	11,862
Hologic, Inc. (a)	89	6,620
Home Depot, Inc.	87	26,557
Humana, Inc.	13	5,450
Johnson & Johnson	106	17,421
JPMorgan Chase & Co.	138	21,008
Kellogg Co.	234	14,812
KeyCorp.	166	3,317
Kimberly-Clark Corp.	137	19,050
Kroger Co.	553	19,903
Laboratory Corp. of America Holdings (a)	41	10,456
Lockheed Martin Corp.	40	14,780
Merck & Co., Inc.	194	14,955
Microsoft Corp.	75	17,683
Mondelez International, Inc. Class A	175	10,243
Morgan Stanley	41	3,184
Motorola Solutions, Inc.	56	10,531
NortonLifeLock, Inc.	594	12,628
Oracle Corp.	354	24,840
PACCAR, Inc.	91	8,456
PepsiCo, Inc.	158	22,349
Pfizer, Inc.	417	15,108
Philip Morris International, Inc.	183	16,239
Procter & Gamble Co.	174	23,565
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	138	$ 8,309
Public Storage REIT	25	6,169
QUALCOMM, Inc.	105	13,922
Quest Diagnostics, Inc.	68	8,727
Regeneron Pharmaceuticals, Inc. (a)	19	8,990
Regions Financial Corp.	161	3,326
Republic Services, Inc.	154	15,300
Sealed Air Corp.	184	8,431
T Rowe Price Group, Inc.	20	3,432
Target Corp.	138	27,334
Texas Instruments, Inc.	35	6,615
United Parcel Service, Inc. Class B	99	16,829
UnitedHealth Group, Inc.	21	7,813
Verizon Communications, Inc.	315	18,317
Viatris, Inc. (a)	65	908
Walmart, Inc.	163	22,140
Waste Management, Inc.	203	26,191
Western Union Co.	469	11,566
Xcel Energy, Inc.	124	8,248
		1,013,717
TOTAL COMMON STOCKS (Cost $1,439,505)		1,689,645

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (b) (c) (Cost $22,800)	22,793	22,800
TOTAL INVESTMENTS — 99.2% (Cost $1,462,305)		1,712,445
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		13,431
NET ASSETS — 100.0%		$ 1,725,876
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,689,645	$—	$—	$1,689,645
Short-Term Investment	22,800	—	—	22,800
TOTAL INVESTMENTS	$1,712,445	$—	$—	$1,712,445
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Industry Breakdown as of March 31, 2021

% of Net Assets
Pharmaceuticals	8.9%
Diversified Telecommunication Services	8.8
Food & Staples Retailing	6.5
Food Products	5.8
Software	5.1
Health Care Providers & Services	4.9
Multiline Retail	4.0
IT Services	3.7
Insurance	3.4
Biotechnology	3.3
Household Products	3.2
Banks	2.9
Entertainment	2.8
Commercial Services & Supplies	2.7
Specialty Retail	2.2
Air Freight & Logistics	2.2
Chemicals	2.0
Electric Utilities	1.9
Technology Hardware, Storage & Peripherals	1.9
Communications Equipment	1.9
Metals & Mining	1.6
Health Care Equipment & Supplies	1.6
Marine	1.3
Beverages	1.3
Equity Real Estate Investment Trusts (REITs)	1.2
Household Durables	1.2
Interactive Media & Services	1.2
Semiconductors & Semiconductor Equipment	1.2
Internet & Direct Marketing Retail	1.1
Trading Companies & Distributors	1.1
Tobacco	0.9
Aerospace & Defense	0.9
Multi-Utilities	0.8
Wireless Telecommunication Services	0.7
Capital Markets	0.6
Machinery	0.5
Containers & Packaging	0.5
Health Care Technology	0.5
Independent Power & Renewable Electricity Producers	0.5
Media	0.4
Industrial Conglomerates	0.4
Gas Utilities	0.3
Short-Term Investment	1.3
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,623	$27,634	$212,697	$217,531	$—	$—	22,793	$22,800	$—
See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.2%
ARGENTINA — 0.1%
Globant SA (a)	3,900	$ 809,679
Telecom Argentina SA ADR (b)	10,300	56,856
YPF SA ADR (a)(b)	21,000	86,310
		952,845
BRAZIL — 4.3%
Alpargatas SA Preference Shares (a)	17,800	116,206
Ambev SA	478,385	1,296,209
Atacadao SA	42,500	174,880
B2W Cia Digital (a)	20,888	224,871
B3 SA - Brasil Bolsa Balcao	212,692	2,058,699
Banco Bradesco SA Preference Shares	458,119	2,173,285
Banco Bradesco SA	131,318	547,100
Banco BTG Pactual SA	26,463	455,119
Banco BTG Pactual SA Preference Shares	1	5
Banco do Brasil SA	84,198	454,338
Banco Inter SA	10,400	288,815
Banco Santander Brasil SA	39,100	274,386
BB Seguridade Participacoes SA	72,837	313,007
Bradespar SA Preference Shares	21,100	255,421
BRF SA (a)	53,223	237,867
CCR SA	113,869	260,710
Centrais Eletricas Brasileiras SA	34,000	206,482
Centrais Eletricas Brasileiras SA Class B, Preference Shares	21,800	134,478
Cia de Saneamento Basico do Estado de Sao Paulo	35,400	258,458
Cia Energetica de Minas Gerais Preference Shares	103,619	239,262
Cia Paranaense de Energia Preference Shares	107,000	135,196
Cia Siderurgica Nacional SA	76,900	516,482
Cosan SA	27,400	443,897
CPFL Energia SA	24,200	130,456
Energisa SA	18,400	147,448
Engie Brasil Energia SA	17,687	131,109
Equatorial Energia SA	96,000	421,903
Gerdau SA Preference Shares	113,700	608,898
Hapvida Participacoes e Investimentos SA (c)	105,800	278,984
Hypera SA	41,800	237,259
Itau Unibanco Holding SA Preference Shares	500,561	2,481,072
Itausa SA Preference Shares	442,763	809,731
Itausa SA	253	498
Klabin SA (a)	68,907	337,392
Localiza Rent a Car SA	60,208	637,289
Security Description	Shares	Value
Lojas Americanas SA Preference Shares	98,929	$ 391,999
Lojas Renner SA	78,841	595,045
Magazine Luiza SA	295,556	1,060,084
Natura & Co. Holding SA (a)	89,490	763,432
Notre Dame Intermedica Participacoes SA	53,570	786,035
Petrobras Distribuidora SA	79,600	311,460
Petroleo Brasileiro SA Preference Shares	491,898	2,100,787
Petroleo Brasileiro SA	391,914	1,662,665
Raia Drogasil SA	105,500	468,515
Rumo SA (a)	136,400	489,474
Sul America SA	28,785	174,302
Suzano SA (a)	80,124	973,330
Telefonica Brasil SA	46,755	366,467
TIM SA	76,800	172,436
TOTVS SA	45,900	235,316
Ultrapar Participacoes SA	67,764	254,700
Vale SA	382,084	6,633,487
Via Varejo S/A (a)	136,100	291,109
WEG SA	84,730	1,119,523
		36,137,378
CHILE — 0.5%
Banco de Chile	4,739,564	560,316
Banco de Credito e Inversiones SA	5,242	278,014
Banco Santander Chile	6,408,561	401,427
Cencosud SA	148,992	319,408
Cencosud Shopping SA	53,243	111,185
Cia Cervecerias Unidas SA	12,554	110,407
Colbun SA	682,107	133,117
Embotelladora Andina SA Class B, Preference Shares	26,994	71,769
Empresas CMPC SA	108,208	348,392
Empresas COPEC SA	38,188	472,991
Enel Americas SA	3,381,939	565,383
Enel Chile SA	3,038,792	237,215
Falabella SA	71,865	327,314
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,925	639,242
		4,576,180
CHINA — 35.3%
21Vianet Group, Inc. ADR (a)	8,600	277,780
360 Security Technology, Inc. Class A	14,900	31,611
3SBio, Inc. (a)(c)	134,800	119,118
51job, Inc. ADR (a)	2,800	175,280
AAC Technologies Holdings, Inc. (b)	78,500	395,304
Addsino Co., Ltd. Class A	7,800	21,969
AECC Aviation Power Co., Ltd. Class A	8,600	59,756
Agile Group Holdings, Ltd.	124,000	203,199

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Agricultural Bank of China, Ltd. Class A	278,400	$ 144,266
Agricultural Bank of China, Ltd. Class H	2,852,500	1,141,081
Aier Eye Hospital Group Co., Ltd. Class A	14,141	127,698
Air China, Ltd. Class A	18,400	25,379
Air China, Ltd. Class H	174,000	150,624
Airtac International Group	13,000	457,891
AK Medical Holdings, Ltd. (b)(c)	40,000	50,936
Alibaba Group Holding, Ltd. ADR (a)	195,982	44,434,999
Alibaba Health Information Technology, Ltd. (a)	416,500	1,178,604
A-Living Smart City Services Co., Ltd. (c)	48,500	215,224
Aluminum Corp. of China, Ltd. Class A (a)	29,900	17,180
Aluminum Corp. of China, Ltd. Class H (a)	454,000	186,869
Angel Yeast Co., Ltd. Class A	3,300	27,783
Anhui Conch Cement Co., Ltd. Class A	14,500	113,194
Anhui Conch Cement Co., Ltd. Class H	131,000	851,771
Anhui Gujing Distillery Co., Ltd. Class A	900	28,829
Anhui Gujing Distillery Co., Ltd. Class B	11,400	159,831
Anhui Kouzi Distillery Co., Ltd. Class A	1,100	10,394
ANTA Sports Products, Ltd.	112,000	1,826,702
Asymchem Laboratories Tianjin Co., Ltd. Class A	500	22,013
Autobio Diagnostics Co., Ltd. Class A	400	6,695
Autohome, Inc. ADR (b)	5,900	550,293
Avic Capital Co., Ltd. Class A	20,500	12,498
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	21,525
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,400	24,727
AVIC Shenyang Aircraft Co., Ltd. Class A	4,000	39,572
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	6,300	23,294
AviChina Industry & Technology Co., Ltd. Class H (b)	256,000	171,557
AVICOPTER PLC Class A	2,300	17,724
Baidu, Inc. ADR (a)	27,800	6,047,890
Baidu, Inc. Class A (a)(b)	6,200	169,864
Bank of Beijing Co., Ltd. Class A	71,740	52,483
Bank of Chengdu Co., Ltd. Class A	15,400	26,429
Bank of China, Ltd. Class A	121,000	61,780
Bank of China, Ltd. Class H	8,206,000	3,124,306
Security Description	Shares	Value
Bank of Communications Co., Ltd. Class A	144,012	$ 108,648
Bank of Communications Co., Ltd. Class H	903,000	574,941
Bank of Hangzhou Co., Ltd. Class A	23,400	60,237
Bank of Jiangsu Co., Ltd. Class A	46,800	46,149
Bank of Nanjing Co., Ltd. Class A	25,440	39,239
Bank of Ningbo Co., Ltd. Class A	20,000	118,515
Bank of Shanghai Co., Ltd. Class A	49,008	65,656
Baoshan Iron & Steel Co., Ltd. Class A	61,000	75,120
Baozun, Inc. ADR (a)(b)	6,200	236,468
BBMG Corp. Class A	33,400	15,017
BeiGene, Ltd. ADR (a)	4,700	1,635,976
Beijing Capital International Airport Co., Ltd. Class H (b)	178,000	138,518
Beijing Dabeinong Technology Group Co., Ltd. Class A	19,800	25,409
Beijing Enlight Media Co., Ltd. Class A	4,500	8,216
Beijing Enterprises Holdings, Ltd.	49,000	173,009
Beijing Enterprises Water Group, Ltd. (b)	562,000	213,250
Beijing New Building Materials PLC Class A	3,500	23,023
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	9,400	73,295
Beijing Originwater Technology Co., Ltd. Class A	12,700	15,543
Beijing Shiji Information Technology Co., Ltd. Class A	4,000	18,003
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	11,444
Beijing Sinnet Technology Co., Ltd. Class A	2,300	6,019
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,920	9,557
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	37,800	33,703
Betta Pharmaceuticals Co., Ltd. Class A	600	9,708
BGI Genomics Co., Ltd. Class A	1,600	29,948
Bilibili, Inc. ADR (a)(b)	12,700	1,359,662
BOE Technology Group Co., Ltd. Class A	116,100	110,947
Bosideng International Holdings, Ltd.	306,000	137,759
Brilliance China Automotive Holdings, Ltd.	334,000	313,617
BYD Co., Ltd. Class A	5,600	140,410

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BYD Co., Ltd. Class H	81,000	$ 1,718,051
BYD Electronic International Co., Ltd. (b)	72,000	420,454
By-health Co., Ltd. Class A	6,300	27,481
Caitong Securities Co., Ltd. Class A	13,000	22,072
CanSino Biologics, Inc. Class H (a)(b)(c)	7,800	294,966
CGN Power Co., Ltd. Class H (c)	1,017,700	246,098
Changchun High & New Technology Industry Group, Inc. Class A	1,400	96,602
Changjiang Securities Co., Ltd. Class A	19,700	21,198
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	31,686
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	49,149
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	2,900	12,933
China Aoyuan Group, Ltd.	141,000	151,438
China Bohai Bank Co., Ltd. Class H (a)(c)	240,500	107,962
China Cinda Asset Management Co., Ltd. Class H	958,481	199,723
China CITIC Bank Corp., Ltd. Class H	969,000	492,324
China Communications Services Corp., Ltd. Class H	258,000	115,818
China Conch Venture Holdings, Ltd.	172,500	810,974
China Construction Bank Corp. Class A	28,400	31,814
China Construction Bank Corp. Class H	9,933,500	8,356,230
China East Education Holdings, Ltd. (b)(c)	57,000	124,199
China Eastern Airlines Corp., Ltd. Class A	22,400	18,640
China Education Group Holdings, Ltd.	87,000	154,653
China Everbright Bank Co., Ltd. Class A	142,600	88,674
China Everbright Bank Co., Ltd. Class H	373,000	162,644
China Everbright Environment Group, Ltd.	409,222	276,869
China Everbright, Ltd.	92,000	120,230
China Evergrande Group (b)	194,000	369,312
China Feihe, Ltd. (c)	121,000	342,404
China Fortune Land Development Co., Ltd. Class A	12,350	11,821
Security Description	Shares	Value
China Galaxy Securities Co., Ltd. Class A	14,200	$ 22,400
China Galaxy Securities Co., Ltd. Class H	382,000	235,849
China Gas Holdings, Ltd.	268,800	1,101,207
China Gezhouba Group Co., Ltd. Class A	6,400	7,394
China Greatwall Technology Group Co., Ltd. Class A	7,100	16,080
China Hongqiao Group, Ltd. (b)	160,500	214,290
China Huarong Asset Management Co., Ltd. Class H (c)	1,217,500	159,735
China International Capital Corp., Ltd. Class H (a)(c)	138,000	334,418
China Jinmao Holdings Group, Ltd.	596,000	239,183
China Jushi Co., Ltd. Class A	6,500	19,021
China Lesso Group Holdings, Ltd.	117,000	251,624
China Life Insurance Co., Ltd. Class A	9,000	43,647
China Life Insurance Co., Ltd. Class H	769,000	1,588,555
China Literature, Ltd. (a)(b)(c)	31,400	310,791
China Longyuan Power Group Corp., Ltd. Class H	329,000	446,879
China Medical System Holdings, Ltd.	148,000	292,785
China Meidong Auto Holdings, Ltd.	56,000	259,671
China Mengniu Dairy Co., Ltd.	281,000	1,608,410
China Merchants Bank Co., Ltd. Class A	61,700	480,533
China Merchants Bank Co., Ltd. Class H	403,000	3,076,494
China Merchants Energy Shipping Co., Ltd. Class A	12,300	9,786
China Merchants Port Holdings Co., Ltd.	140,969	216,138
China Merchants Securities Co., Ltd. Class A	24,050	72,027
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	27,812	52,011
China Minsheng Banking Corp., Ltd. Class A	130,300	100,289
China Minsheng Banking Corp., Ltd. Class H	631,700	366,453
China Molybdenum Co., Ltd. Class A	50,000	40,237
China Molybdenum Co., Ltd. Class H	348,000	210,829
China National Building Material Co., Ltd. Class H	398,000	574,389
China National Chemical Engineering Co., Ltd. Class A	21,200	22,585

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China National Medicines Corp., Ltd. Class A	3,600	$ 18,573
China National Nuclear Power Co., Ltd. Class A	36,900	30,932
China National Software & Service Co., Ltd. Class A	1,000	8,162
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	8,300	24,187
China Oilfield Services, Ltd. Class H	176,000	181,106
China Overseas Land & Investment, Ltd.	395,500	1,027,610
China Overseas Property Holdings, Ltd.	140,000	130,736
China Pacific Insurance Group Co., Ltd. Class A	23,100	133,223
China Pacific Insurance Group Co., Ltd. Class H	286,200	1,128,315
China Petroleum & Chemical Corp. Class A	87,200	57,547
China Petroleum & Chemical Corp. Class H	2,454,000	1,306,788
China Power International Development, Ltd.	523,000	121,762
China Railway Group, Ltd. Class A	62,100	55,937
China Railway Group, Ltd. Class H	416,000	219,920
China Resources Beer Holdings Co., Ltd.	151,333	1,186,418
China Resources Cement Holdings, Ltd.	245,000	275,113
China Resources Gas Group, Ltd.	96,000	532,205
China Resources Land, Ltd.	332,000	1,607,805
China Resources Pharmaceutical Group, Ltd. (c)	199,500	124,456
China Resources Power Holdings Co., Ltd.	214,000	284,069
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	15,657
China Shenhua Energy Co., Ltd. Class A	13,300	40,744
China Shenhua Energy Co., Ltd. Class H	361,000	743,875
China Shipbuilding Industry Co., Ltd. Class A (a)	78,000	48,622
China Southern Airlines Co., Ltd. Class A (a)	34,500	36,124
China Southern Airlines Co., Ltd. Class H (a)(b)	188,000	139,287
China State Construction Engineering Corp., Ltd. Class A	153,900	121,737
China State Construction International Holdings, Ltd.	240,000	164,539
Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	154,800	$ 315,396
China Tourism Group Duty Free Corp., Ltd. Class A	6,200	289,230
China Tower Corp., Ltd. Class H (c)	4,406,000	651,737
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	173,427
China TransInfo Technology Co., Ltd. Class A	6,000	14,421
China Vanke Co., Ltd. Class A	23,800	108,822
China Vanke Co., Ltd. Class H	169,900	665,443
China Yangtze Power Co., Ltd. Class A	71,305	233,003
China Yuhua Education Corp., Ltd. (c)	122,000	95,567
China Zheshang Bank Co., Ltd. Class A	36,900	22,890
Chongqing Brewery Co., Ltd. Class A	2,000	33,924
Chongqing Changan Automobile Co., Ltd. Class A (a)	16,700	36,117
Chongqing Rural Commercial Bank Co., Ltd. Class H	248,000	106,863
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,400	141,963
CIFI Holdings Group Co., Ltd.	352,323	341,698
CITIC Securities Co., Ltd. Class A	36,100	131,444
CITIC Securities Co., Ltd. Class H (b)	223,000	513,438
CITIC, Ltd.	633,000	599,255
Contemporary Amperex Technology Co., Ltd. Class A	7,600	373,177
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	27,000	55,636
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	285,750	367,550
COSCO SHIPPING Ports, Ltd.	168,115	122,392
Country Garden Holdings Co., Ltd.	815,347	1,046,654
Country Garden Services Holdings Co., Ltd.	154,000	1,560,908
CSC Financial Co., Ltd. Class A	7,900	38,301
CSPC Pharmaceutical Group, Ltd.	906,240	1,095,725
Dali Foods Group Co., Ltd. (c)	252,300	143,440
Daqin Railway Co., Ltd. Class A	59,600	63,677
Daqo New Energy Corp. ADR (a)	5,400	407,700
DaShenLin Pharmaceutical Group Co., Ltd. Class A	2,200	28,145
DHC Software Co., Ltd. Class A	4,400	4,989

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Dong-E-E-Jiao Co., Ltd. Class A	2,700	$ 15,547
Dongfang Electric Corp., Ltd. Class A	11,100	21,502
Dongfeng Motor Group Co., Ltd. Class H	290,000	269,318
Dongxing Securities Co., Ltd. Class A	11,600	19,359
DouYu International Holdings, Ltd. ADR (a)	9,200	95,772
East Money Information Co., Ltd. Class A	32,280	134,115
ENN Energy Holdings, Ltd.	80,100	1,284,782
Eve Energy Co., Ltd. Class A	6,981	79,958
Ever Sunshine Lifestyle Services Group, Ltd. (b)	66,000	166,052
Everbright Securities Co., Ltd. Class A	8,999	22,288
Fangda Carbon New Material Co., Ltd. Class A (a)	17,360	21,590
Far East Horizon, Ltd. (b)	211,000	253,489
FAW Jiefang Group Co., Ltd. (a)	14,500	24,133
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	5,609
Financial Street Holdings Co., Ltd. Class A	11,900	12,388
First Capital Securities Co., Ltd. Class A	14,100	16,547
Focus Media Information Technology Co., Ltd. Class A	46,800	66,193
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,500	207,020
Fosun International, Ltd.	280,500	392,547
Founder Securities Co., Ltd. Class A (a)	33,000	43,757
Foxconn Industrial Internet Co., Ltd. Class A	23,700	51,906
Fu Jian Anjoy Foods Co., Ltd. Class A	800	25,429
Fujian Sunner Development Co., Ltd. Class A	4,100	16,091
Fuyao Glass Industry Group Co., Ltd. Class A	4,600	32,306
Fuyao Glass Industry Group Co., Ltd. Class H (c)	56,056	333,476
Ganfeng Lithium Co., Ltd. Class A	3,600	51,719
G-bits Network Technology Xiamen Co., Ltd. Class A	300	17,018
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	4,778
GDS Holdings, Ltd. ADR (a)	9,200	746,028
Geely Automobile Holdings, Ltd.	608,000	1,546,893
Gemdale Corp. Class A	18,100	33,131
Security Description	Shares	Value
Genscript Biotech Corp. (a)	110,000	$ 193,557
GF Securities Co., Ltd. Class A	18,200	43,467
GF Securities Co., Ltd. Class H	149,200	228,758
Giant Network Group Co., Ltd. Class A	5,400	11,950
Gigadevice Semiconductor Beijing, Inc. Class A	1,209	31,487
GoerTek, Inc. Class A	9,400	38,897
GOME Retail Holdings, Ltd. (a)(b)	1,017,000	188,371
Great Wall Motor Co., Ltd. Class A	7,400	33,982
Great Wall Motor Co., Ltd. Class H (b)	328,000	909,183
Greenland Holdings Corp., Ltd. Class A	32,500	27,689
Greentown China Holdings, Ltd. (b)	83,000	107,187
Greentown Service Group Co., Ltd. (b)	158,000	240,218
GSX Techedu, Inc. ADR (a)(b)	8,000	271,040
Guangdong Haid Group Co., Ltd. Class A	4,100	48,741
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	12,100	9,147
Guangdong Investment, Ltd.	304,000	495,037
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,100	27,802
Guanghui Energy Co., Ltd. Class A (a)	27,300	12,899
Guangzhou Automobile Group Co., Ltd. Class H	324,800	272,810
Guangzhou Baiyun International Airport Co., Ltd. Class A	4,200	8,539
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	13,583
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	14,190
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	32,919
Guangzhou R&F Properties Co., Ltd. Class H (b)	180,800	238,603
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	2,200	43,697
Guangzhou Tinci Materials Technology Co., Ltd. Class A	1,800	22,389
Guolian Securities Co., Ltd. Class A (a)	7,800	18,106
Guosen Securities Co., Ltd. Class A	9,400	17,135
Guotai Junan Securities Co., Ltd. Class A	25,800	63,859
Guoxuan High-Tech Co., Ltd. Class A (a)	6,100	33,497

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Guoyuan Securities Co., Ltd. Class A	18,720	$ 21,998
Haidilao International Holding, Ltd. (b)(c)	82,000	560,593
Haier Smart Home Co., Ltd. Class A	20,400	96,944
Haier Smart Home Co., Ltd. Class H (a)	204,800	819,258
Haitian International Holdings, Ltd.	69,000	275,132
Haitong Securities Co., Ltd. Class A	32,500	54,834
Haitong Securities Co., Ltd. Class H (b)	292,400	270,419
Hangzhou First Applied Material Co., Ltd. Class A	2,100	27,497
Hangzhou Robam Appliances Co., Ltd. Class A	1,500	8,349
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	41,181
Hangzhou Tigermed Consulting Co., Ltd. Class H (a)(c)	13,800	272,824
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	126,000	603,708
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	17,403
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,797	54,971
Hengan International Group Co., Ltd.	71,000	466,670
Hengli Petrochemical Co., Ltd. Class A	20,300	90,745
Hengtong Optic-electric Co., Ltd. Class A	8,100	15,135
Hengyi Petrochemical Co., Ltd. Class A	16,510	36,864
Hesteel Co., Ltd. Class A (a)	42,500	15,287
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	38,216
Hongfa Technology Co., Ltd. Class A	3,600	27,094
Hopson Development Holdings, Ltd.	76,000	273,717
Hua Hong Semiconductor, Ltd. (a)(c)	51,000	277,814
Huadian Power International Corp., Ltd. Class A	27,200	15,339
Huadong Medicine Co., Ltd. Class A	3,960	22,259
Hualan Biological Engineering, Inc. Class A	4,810	29,141
Huaneng Power International, Inc. Class A	6,600	4,436
Huaneng Power International, Inc. Class H	362,000	128,513
Huatai Securities Co., Ltd. Class A	25,218	65,186
Security Description	Shares	Value
Huatai Securities Co., Ltd. Class H (c)	156,700	$ 240,257
Huaxi Securities Co., Ltd. Class A	10,400	15,771
Huaxia Bank Co., Ltd. Class A	41,700	40,930
Huaxin Cement Co., Ltd. Class A	5,400	19,538
Huayu Automotive Systems Co., Ltd. Class A	9,900	41,600
Huazhu Group, Ltd. ADR (a)(b)	16,500	905,850
Hubei Biocause Pharmaceutical Co., Ltd. Class A	13,782	8,675
Humanwell Healthcare Group Co., Ltd. Class A	4,400	20,641
Hundsun Technologies, Inc. Class A	4,160	53,259
HUYA, Inc. ADR (a)(b)	6,600	128,568
Iflytek Co., Ltd. Class A	6,650	48,984
Industrial & Commercial Bank of China, Ltd. Class A	130,742	110,393
Industrial & Commercial Bank of China, Ltd. Class H	6,276,000	4,504,509
Industrial Bank Co., Ltd. Class A	55,099	202,301
Industrial Securities Co., Ltd. Class A	15,300	19,704
Ingenic Semiconductor Co., Ltd. Class A (a)	1,900	17,659
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	126,100	29,982
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	27,200
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,000	134,222
Innovent Biologics, Inc. (a)(c)	98,500	999,006
Inspur Electronic Information Industry Co., Ltd. Class A	3,248	13,554
Intco Medical Technology Co., Ltd. Class A	1,500	36,942
iQIYI, Inc. ADR (a)(b)	28,800	478,656
JA Solar Technology Co., Ltd. Class A (a)	5,200	22,888
Jafron Biomedical Co., Ltd. Class A	1,520	17,607
Jason Furniture Hangzhou Co., Ltd. Class A	2,000	24,556
JD Health International, Inc. (a)(c)	29,750	426,670
JD.com, Inc. ADR (a)	89,267	7,527,886
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	11,000	12,742
Jiangsu Expressway Co., Ltd. Class H	148,000	184,275
Jiangsu Hengli Hydraulic Co., Ltd. Class A	4,364	59,495

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengrui Medicine Co., Ltd. Class A	18,120	$ 254,324
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,800	20,932
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,300	133,041
Jiangsu Yangnong Chemical Co., Ltd. Class A	1,500	27,416
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	6,200	6,596
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	21,639
Jiangxi Copper Co., Ltd. Class A	8,800	29,668
Jiangxi Copper Co., Ltd. Class H	127,000	242,746
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	11,530
Jinke Properties Group Co., Ltd. Class A	23,600	23,704
Jinxin Fertility Group, Ltd. (c)	150,000	322,595
Jinyu Bio-Technology Co., Ltd. Class A	4,600	13,398
JiuGui Liquor Co., Ltd. Class A	1,600	37,105
Jiumaojiu International Holdings, Ltd. (a)(b)(c)	66,000	264,019
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	7,500	20,633
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,600	11,810
JOYY, Inc. ADR (b)	6,100	571,753
Juewei Food Co., Ltd. Class A	2,300	26,992
Kaisa Group Holdings, Ltd. (b)	305,000	150,647
KE Holdings, Inc. ADR (a)	12,900	735,042
Kingboard Holdings, Ltd.	72,500	391,668
Kingdee International Software Group Co., Ltd.	243,000	753,275
Kingfa Sci & Tech Co., Ltd. Class A	8,500	28,125
Kingsoft Cloud Holdings, Ltd. ADR (a)	5,400	212,328
Kingsoft Corp., Ltd.	81,000	537,607
Koolearn Technology Holding, Ltd. (a)(c)	24,500	55,779
Kuaishou Technology (a)(c)	21,000	729,312
Kuang-Chi Technologies Co., Ltd. Class A (a)	7,100	21,880
Kunlun Energy Co., Ltd.	406,000	426,657
Kweichow Moutai Co., Ltd. Class A	3,799	1,163,231
KWG Group Holdings, Ltd.	137,250	234,798
Lee & Man Paper Manufacturing, Ltd.	136,000	125,076
Lenovo Group, Ltd.	742,000	1,055,576
Lens Technology Co., Ltd. Class A	14,500	57,746
Security Description	Shares	Value
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	$ 23,676
Li Auto, Inc. ADR (a)(b)	18,600	465,000
Li Ning Co., Ltd.	218,500	1,419,297
Liaoning Cheng Da Co., Ltd. Class A	7,400	22,997
Lingyi iTech Guangdong Co. Class A	16,300	20,322
Logan Group Co., Ltd.	150,000	252,751
Lomon Billions Group Co., Ltd. Class A	8,200	35,718
Longfor Group Holdings, Ltd. (c)	190,500	1,261,922
LONGi Green Energy Technology Co., Ltd. Class A	11,400	152,899
Lufax Holding, Ltd. ADR (a)(b)	17,200	249,744
Luxshare Precision Industry Co., Ltd. Class A	25,271	130,299
Luzhou Laojiao Co., Ltd. Class A	5,100	174,907
Mango Excellent Media Co., Ltd. Class A	5,440	48,188
Maxscend Microelectronics Co., Ltd. Class A	300	27,846
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	15,000	35,253
Meituan Class B (a)(c)	372,300	14,280,092
Metallurgical Corp. of China, Ltd. Class A	40,900	21,319
Microport Scientific Corp. (b)	77,000	433,310
Midea Group Co., Ltd. Class A	10,600	132,847
Ming Yuan Cloud Group Holdings, Ltd. (a)(b)	39,000	177,833
Minth Group, Ltd.	78,000	325,065
Momo, Inc. ADR	15,700	231,418
Muyuan Foods Co., Ltd. Class A	12,340	188,132
NanJi E-Commerce Co., Ltd. Class A	9,800	13,712
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	3,120	19,021
Nanjing Securities Co., Ltd. Class A	13,133	20,296
NARI Technology Co., Ltd. Class A	15,402	73,099
NAURA Technology Group Co., Ltd. Class A	1,600	35,003
NavInfo Co., Ltd. Class A	3,500	7,772
NetEase, Inc. ADR	42,865	4,426,240
New China Life Insurance Co., Ltd. Class A	6,800	50,317
New China Life Insurance Co., Ltd. Class H	92,500	358,128
New Hope Liuhe Co., Ltd. Class A	13,700	41,761

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
New Oriental Education & Technology Group, Inc. ADR (a)	158,200	$ 2,214,800
Ninestar Corp. Class A	4,400	16,671
Ningbo Joyson Electronic Corp. Class A	6,700	18,391
Ningbo Tuopu Group Co., Ltd. Class A	5,000	25,483
NIO, Inc. ADR (a)	132,400	5,160,952
Noah Holdings, Ltd. ADR (a)(b)	3,300	146,520
Nongfu Spring Co., Ltd. Class H (a)(b)(c)	30,400	151,522
Offcn Education Technology Co., Ltd. Class A	5,500	23,614
Offshore Oil Engineering Co., Ltd. Class A	6,200	4,281
OFILM Group Co., Ltd. Class A	12,400	16,385
Oppein Home Group, Inc. Class A	1,680	40,356
Orient Securities Co., Ltd. Class A	23,900	32,274
Oriental Pearl Group Co., Ltd. Class A	14,200	20,798
Ovctek China, Inc. Class A	2,400	32,976
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	11,199
People's Insurance Co. Group of China, Ltd. Class A	19,600	17,744
People's Insurance Co. Group of China, Ltd. Class H	928,000	300,801
Perfect World Co., Ltd. Class A	4,800	14,471
PetroChina Co., Ltd. Class A	51,800	33,948
PetroChina Co., Ltd. Class H	2,228,000	805,289
Pharmaron Beijing Co., Ltd. Class H (c)	14,300	270,202
PICC Property & Casualty Co., Ltd. Class H	711,000	616,396
Pinduoduo, Inc. ADR (a)	40,600	5,435,528
Ping An Bank Co., Ltd. Class A	64,200	215,363
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	55,200	692,268
Ping An Insurance Group Co. of China, Ltd. Class A	32,200	386,231
Ping An Insurance Group Co. of China, Ltd. Class H	615,500	7,327,145
Poly Developments and Holdings Group Co., Ltd. Class A	42,600	92,391
Poly Property Services Co., Ltd. Class H (b)	12,000	83,350
Postal Savings Bank of China Co., Ltd. Class A	36,900	33,013
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	992,000	741,341
Power Construction Corp. of China, Ltd. Class A	51,100	32,087
Security Description	Shares	Value
Proya Cosmetics Co., Ltd. Class A	1,000	$ 24,287
RiseSun Real Estate Development Co., Ltd. Class A	19,300	18,973
RLX Technology, Inc. ADR (a)(b)	12,500	129,500
Rongsheng Petrochemical Co., Ltd. Class A	20,970	88,020
SAIC Motor Corp., Ltd. Class A	27,800	83,342
Sanan Optoelectronics Co., Ltd. Class A	12,000	42,578
Sangfor Technologies, Inc. Class A	1,650	62,115
Sany Heavy Industry Co., Ltd. Class A	28,555	148,624
SDIC Capital Co., Ltd. Class A	8,100	15,086
SDIC Power Holdings Co., Ltd. Class A	27,200	41,166
Seazen Group, Ltd.	218,000	267,787
Seazen Holdings Co., Ltd. Class A	6,800	50,576
SF Holding Co., Ltd. Class A	11,600	143,241
SG Micro Corp. Class A	500	17,626
Shaanxi Coal Industry Co., Ltd. Class A	24,700	41,636
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	16,006
Shandong Gold Mining Co., Ltd. Class A	11,228	36,467
Shandong Gold Mining Co., Ltd. Class H (c)	53,500	100,332
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	6,500	37,200
Shandong Linglong Tyre Co., Ltd. Class A	4,800	34,238
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	25,181
Shandong Sinocera Functional Material Co., Ltd. Class A	3,890	25,174
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	25,157
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	528,799
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	1,700	28,242
Shanghai Baosight Software Co., Ltd. Class A	1,300	11,577
Shanghai Construction Group Co., Ltd. Class A	47,200	21,797
Shanghai Electric Group Co., Ltd. Class A (a)	19,000	16,072
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	48,030

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	58,000	$ 247,310
Shanghai Industrial Urban Development Group, Ltd.	11,400	1,114
Shanghai International Airport Co., Ltd. Class A	2,968	26,191
Shanghai International Port Group Co., Ltd. Class A	19,400	14,133
Shanghai Jinjiang International Hotels Co., Ltd. Class A	2,700	22,839
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	125,130
Shanghai M&G Stationery, Inc. Class A	2,300	29,940
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	25,704
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	90,300	177,244
Shanghai Pudong Development Bank Co., Ltd. Class A	72,400	121,270
Shanghai Putailai New Energy Technology Co., Ltd. Class A	1,400	20,271
Shanghai RAAS Blood Products Co., Ltd. Class A	18,500	20,978
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	21,240
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	15,762
Shanxi Meijin Energy Co., Ltd. Class A (a)	7,400	8,087
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	15,881
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,700	136,951
Shenergy Co., Ltd. Class A	7,100	6,709
Shengyi Technology Co., Ltd. Class A	6,000	20,777
Shennan Circuits Co., Ltd. Class A	1,260	16,905
Shenwan Hongyuan Group Co., Ltd. Class A	75,100	53,110
Shenzhen Capchem Technology Co., Ltd. Class A	2,000	23,301
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	20,495
Shenzhen Inovance Technology Co., Ltd. Class A	5,900	76,893
Shenzhen International Holdings, Ltd.	107,039	179,260
Shenzhen Investment, Ltd.	363,472	126,231
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	51,128
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,100	188,569
Security Description	Shares	Value
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	$ 51,096
Shenzhen SC New Energy Technology Corp. Class A	1,500	24,766
Shenzhen Sunway Communication Co., Ltd. Class A	2,100	9,087
Shenzhou International Group Holdings, Ltd.	84,200	1,744,769
Shimao Group Holdings, Ltd.	131,500	413,557
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	19,112
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	17,507
Sichuan Swellfun Co., Ltd. Class A	800	8,722
Silergy Corp.	7,000	565,486
Sinolink Securities Co., Ltd. Class A	12,200	25,121
Sinoma Science & Technology Co., Ltd. Class A	8,700	30,909
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	13,181
Sinopharm Group Co., Ltd. Class H	146,000	353,429
Sinotruk Hong Kong, Ltd.	73,500	220,279
Skshu Paint Co., Ltd. Class A	1,200	36,432
Smoore International Holdings, Ltd. (a)(c)	67,000	407,630
Songcheng Performance Development Co., Ltd. Class A	11,340	37,056
SooChow Securities Co., Ltd. Class A	15,600	22,944
Southwest Securities Co., Ltd. Class A	29,900	21,236
Spring Airlines Co., Ltd. Class A	3,300	29,956
Sun Art Retail Group, Ltd. (b)	187,500	153,387
Sunac China Holdings, Ltd.	264,700	1,135,482
Sungrow Power Supply Co., Ltd. Class A	4,800	52,512
Suning.com Co., Ltd. Class A	30,200	31,667
Sunny Optical Technology Group Co., Ltd.	72,500	1,652,464
Sunwoda Electronic Co., Ltd. Class A	6,200	18,360
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	20,104
TAL Education Group ADR (a)	39,100	2,105,535
TBEA Co., Ltd. Class A	14,887	25,389
TCL Technology Group Corp Class A	31,000	44,129
Tencent Holdings, Ltd.	594,400	46,637,897
Tencent Music Entertainment Group ADR (a)(b)	38,000	778,620

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Thunder Software Technology Co., Ltd. Class A	1,400	$ 26,000
Tianfeng Securities Co., Ltd. Class A	22,100	16,976
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	12,400	53,465
Tianma Microelectronics Co., Ltd. Class A	8,800	18,777
Tianshui Huatian Technology Co., Ltd. Class A	9,100	16,199
Tingyi Cayman Islands Holding Corp.	206,000	378,378
Toly Bread Co., Ltd. Class A	2,200	16,034
Tongcheng-Elong Holdings, Ltd. (a)	90,000	203,050
TongFu Microelectronics Co., Ltd. Class A (a)	6,300	18,704
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,900	16,834
Tongkun Group Co., Ltd. Class A	7,400	23,290
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	17,173
Tongwei Co., Ltd. Class A	14,100	70,358
Topchoice Medical Corp. Class A (a)	1,100	41,997
Topsports International Holdings, Ltd. (c)	125,000	186,187
Transfar Zhilian Co., Ltd. Class A	13,000	14,365
TravelSky Technology, Ltd. Class H	95,000	222,151
Trip.com Group, Ltd. ADR (a)	48,867	1,936,599
Tsingtao Brewery Co., Ltd. Class A	3,200	41,280
Tsingtao Brewery Co., Ltd. Class H	50,000	443,118
Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,500	40,766
Uni-President China Holdings, Ltd.	137,000	166,702
Unisplendour Corp., Ltd. Class A	6,160	18,627
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	17,105
Vipshop Holdings, Ltd. ADR (a)	45,988	1,373,202
Walvax Biotechnology Co., Ltd. Class A	3,500	24,106
Wangsu Science & Technology Co., Ltd. Class A	9,795	9,599
Wanhua Chemical Group Co., Ltd. Class A	11,100	178,650
Want Want China Holdings, Ltd.	472,000	353,949
Weibo Corp. ADR (a)	5,760	290,650
Security Description	Shares	Value
Weichai Power Co., Ltd. Class A	18,400	$ 53,956
Weichai Power Co., Ltd. Class H	200,000	493,926
Weihai Guangwei Composites Co., Ltd. Class A	2,400	25,356
Weimob, Inc. (a)(b)(c)	165,000	368,862
Wens Foodstuffs Group Co., Ltd. Class A	23,040	59,415
Western Securities Co., Ltd. Class A	14,600	19,604
Wharf Holdings, Ltd.	157,000	416,004
Will Semiconductor Co., Ltd. Class A	2,900	113,468
Wingtech Technology Co., Ltd. Class A	3,500	52,277
Winning Health Technology Group Co., Ltd. Class A	8,450	21,134
Wuchan Zhongda Group Co., Ltd. Class A	20,300	15,037
Wuhan Guide Infrared Co., Ltd. Class A	5,200	28,381
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	30,457
Wuliangye Yibin Co., Ltd. Class A	11,000	449,275
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,800	9,695
WuXi AppTec Co., Ltd. Class A	7,278	155,517
WuXi AppTec Co., Ltd. Class H (c)	29,327	576,774
Wuxi Biologics Cayman, Inc. (a)(c)	337,500	4,226,103
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,700	44,544
XCMG Construction Machinery Co., Ltd. Class A	35,100	40,604
Xiamen C & D, Inc. Class A	11,400	14,630
Xiaomi Corp. Class B (a)(c)	1,478,900	4,898,311
Xinhu Zhongbao Co., Ltd. Class A	16,000	7,462
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,800	16,845
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	85,000	159,625
Xinyi Solar Holdings, Ltd.	431,558	709,415
XPeng, Inc. ADR (a)	17,500	638,925
Yadea Group Holdings, Ltd. (c)	118,000	261,971
Yango Group Co., Ltd. Class A	16,200	15,012
Yantai Eddie Precision Machinery Co., Ltd. Class A	3,000	27,539
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,600	8,523
Yanzhou Coal Mining Co., Ltd. Class A	9,900	19,962

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yanzhou Coal Mining Co., Ltd. Class H	134,000	$ 158,571
Yealink Network Technology Corp., Ltd. Class A	1,500	15,585
Yifeng Pharmacy Chain Co., Ltd. Class A	980	13,248
Yihai International Holding, Ltd. (b)	49,000	507,367
Yintai Gold Co., Ltd. Class A	11,060	15,019
Yonghui Superstores Co., Ltd. Class A	28,800	29,848
Yonyou Network Technology Co., Ltd. Class A	9,878	53,762
Youngor Group Co., Ltd. Class A	22,500	27,846
YTO Express Group Co., Ltd. Class A	10,400	17,705
Yuexiu Property Co., Ltd.	757,000	171,372
Yum China Holdings, Inc.	41,200	2,439,452
Yunda Holding Co., Ltd. Class A	9,360	20,029
Yunnan Baiyao Group Co., Ltd. Class A	4,299	78,960
Yunnan Energy New Material Co., Ltd. Class A	2,700	46,056
Zai Lab, Ltd. ADR (a)	7,300	974,039
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,400	104,966
Zhaojin Mining Industry Co., Ltd. Class H	125,500	114,128
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	18,800	20,430
Zhejiang Chint Electrics Co., Ltd. Class A	5,000	27,663
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	45,120
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	28,767
Zhejiang Expressway Co., Ltd. Class H	180,000	159,523
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	22,845
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	4,600	48,193
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	6,000	30,123
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	16,331
Zhejiang NHU Co., Ltd. Class A	5,400	31,464
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	8,190	25,739
Zhejiang Supor Co., Ltd. Class A	1,300	14,177
Security Description	Shares	Value
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	$ 8,088
Zhengzhou Yutong Bus Co., Ltd. Class A	9,300	20,340
Zhenro Properties Group, Ltd.	162,000	114,815
Zheshang Securities Co., Ltd. Class A	11,100	21,655
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	40,900	246,733
Zhongji Innolight Co., Ltd. Class A	2,200	11,816
Zhongjin Gold Corp., Ltd. Class A	14,600	18,558
Zhongsheng Group Holdings, Ltd.	62,500	440,546
Zhuzhou CRRC Times Electric Co., Ltd. Class H	56,800	211,873
Zijin Mining Group Co., Ltd. Class A	57,700	84,599
Zijin Mining Group Co., Ltd. Class H	610,000	750,098
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	28,400	55,015
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	147,600	210,736
ZTE Corp. Class A	13,800	61,668
ZTE Corp. Class H (b)	87,000	220,900
ZTO Express Cayman, Inc. ADR	42,200	1,230,130
		294,844,258
COLOMBIA — 0.1%
Bancolombia SA	23,221	181,661
Bancolombia SA Preference Shares	47,013	373,290
Ecopetrol SA	471,351	303,460
Grupo de Inversiones Suramericana SA	20,075	118,538
Interconexion Electrica SA ESP	41,922	256,665
		1,233,614
CZECH REPUBLIC — 0.1%
CEZ A/S	15,652	387,353
Komercni banka A/S (a)	7,704	238,149
Moneta Money Bank A/S (a)(c)	54,482	203,227
		828,729
EGYPT — 0.1%
Commercial International Bank Egypt SAE	149,434	549,343
Eastern Co SAE	120,063	87,235
ElSewedy Electric Co.	98,402	56,471
		693,049
GREECE — 0.1%
FF Group (a)(d)	3,869	—

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hellenic Telecommunications Organization SA	24,937	$ 400,940
JUMBO SA	11,960	219,704
OPAP SA	23,297	315,702
		936,346
HONG KONG — 0.3%
Alibaba Pictures Group, Ltd. (a)(b)	1,275,900	165,756
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	406,100	—
China Youzan, Ltd. (a)	1,500,000	490,067
Hutchison China MediTech, Ltd. ADR (a)	7,200	203,400
Kingboard Laminates Holdings, Ltd.	107,300	232,143
Nine Dragons Paper Holdings, Ltd.	180,000	263,478
Sino Biopharmaceutical, Ltd.	1,070,000	1,070,764
SSY Group, Ltd.	184,000	107,213
Vinda International Holdings, Ltd. (b)	38,000	128,305
		2,661,126
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC (a)	45,650	331,176
OTP Bank Nyrt (a)	23,682	1,014,235
Richter Gedeon Nyrt	15,488	457,532
		1,802,943
INDIA — 9.6%
ACC, Ltd.	7,293	189,847
Adani Green Energy, Ltd. (a)	40,390	610,349
Adani Ports & Special Economic Zone, Ltd. (a)	54,406	522,676
Ambuja Cements, Ltd.	70,151	296,335
Apollo Hospitals Enterprise, Ltd.	8,707	345,672
Asian Paints, Ltd.	40,317	1,399,195
Aurobindo Pharma, Ltd.	31,970	385,361
Avenue Supermarts, Ltd. (a)(c)	16,903	660,977
Axis Bank, Ltd. (a)	233,944	2,231,649
Bajaj Auto, Ltd. (a)	7,304	366,690
Bajaj Finance, Ltd. (a)	28,011	1,972,987
Bajaj Finserv, Ltd. (a)	3,968	524,730
Balkrishna Industries, Ltd.	8,500	196,300
Bandhan Bank, Ltd. (a)(c)	76,208	353,243
Berger Paints India, Ltd.	25,564	267,480
Bharat Forge, Ltd. (a)	25,984	211,796
Bharat Petroleum Corp., Ltd.	67,780	396,730
Bharti Airtel, Ltd.	258,890	1,831,718
Biocon, Ltd. (a)	47,309	264,583
Britannia Industries, Ltd.	10,678	529,426
Cipla, Ltd. (a)	43,429	484,163
Coal India, Ltd.	114,686	204,467
Colgate-Palmolive India, Ltd.	11,477	244,778
Container Corp. Of India, Ltd.	31,468	257,378
Security Description	Shares	Value
Dabur India, Ltd.	55,174	$ 407,879
Divi's Laboratories, Ltd. (a)	14,099	698,608
DLF, Ltd.	65,554	257,370
Dr Reddy's Laboratories, Ltd.	12,350	762,820
Eicher Motors, Ltd. (a)	13,423	478,061
GAIL India, Ltd.	166,613	308,780
Godrej Consumer Products, Ltd.	39,593	395,124
Grasim Industries, Ltd.	32,509	644,967
Havells India, Ltd.	20,858	299,660
HCL Technologies, Ltd.	110,211	1,481,238
HDFC Asset Management Co., Ltd. (c)	5,710	227,967
HDFC Life Insurance Co., Ltd. (a)(c)	84,402	803,688
Hero MotoCorp, Ltd.	11,785	469,635
Hindalco Industries, Ltd.	162,442	726,186
Hindustan Petroleum Corp., Ltd.	77,318	247,984
Hindustan Unilever, Ltd.	84,948	2,825,065
Housing Development Finance Corp., Ltd.	176,484	6,029,983
ICICI Bank, Ltd. (a)	527,423	4,199,113
ICICI Lombard General Insurance Co., Ltd. (c)	22,449	440,053
ICICI Prudential Life Insurance Co., Ltd. (a)(c)	38,573	235,088
Indian Oil Corp., Ltd.	175,938	221,024
Indraprastha Gas, Ltd.	35,596	249,442
Indus Towers, Ltd.	67,894	227,509
Info Edge India, Ltd. (a)	7,514	439,918
Infosys, Ltd.	352,002	6,586,399
InterGlobe Aviation, Ltd. (a)(c)	10,843	242,023
Ipca Laboratories, Ltd.	6,812	177,372
ITC, Ltd.	317,210	947,980
JSW Steel, Ltd.	83,245	533,362
Jubilant Foodworks, Ltd. (a)	8,449	336,388
Kotak Mahindra Bank, Ltd. (a)	56,235	1,348,309
Larsen & Toubro Infotech, Ltd. (c)	5,821	322,786
Larsen & Toubro, Ltd.	69,742	1,353,465
Lupin, Ltd.	24,422	340,858
Mahindra & Mahindra, Ltd.	85,522	930,213
Marico, Ltd.	55,128	310,122
Maruti Suzuki India, Ltd.	13,779	1,292,683
Motherson Sumi Systems, Ltd. (a)	141,911	391,007
MRF, Ltd.	216	243,019
Muthoot Finance, Ltd. (a)	11,787	194,409
Nestle India, Ltd.	3,571	838,378
NTPC, Ltd.	459,945	670,286
Oil & Natural Gas Corp., Ltd.	258,322	360,911
Page Industries, Ltd.	584	242,162
Petronet LNG, Ltd.	74,570	229,124
PI Industries, Ltd.	8,306	256,534
Pidilite Industries, Ltd. (a)	14,701	363,817
Piramal Enterprises, Ltd.	9,016	216,189

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Power Grid Corp. of India, Ltd.	227,973	$ 672,409
REC, Ltd.	86,724	155,564
Reliance Industries, Ltd.	294,687	8,073,550
SBI Life Insurance Co., Ltd. (a)(c)	39,270	473,112
Shree Cement, Ltd. (a)	1,050	423,158
Shriram Transport Finance Co., Ltd.	18,272	355,450
Siemens, Ltd.	7,799	196,698
State Bank of India (a)	179,315	893,463
Sun Pharmaceutical Industries, Ltd.	91,320	746,660
Tata Consultancy Services, Ltd.	96,905	4,211,924
Tata Consumer Products, Ltd.	63,765	557,207
Tata Motors, Ltd. ADR (a)	541	11,247
Tata Motors, Ltd. (a)	177,384	732,208
Tata Steel, Ltd.	67,755	752,347
Tata Steel, Ltd. GDR	4,114	47,311
Tech Mahindra, Ltd.	66,657	903,894
Titan Co., Ltd.	37,708	803,555
Torrent Pharmaceuticals, Ltd.	5,408	188,250
Trent, Ltd.	17,706	181,882
UltraTech Cement, Ltd.	11,649	1,073,538
United Spirits, Ltd. (a)	31,592	240,395
UPL, Ltd.	53,354	468,383
Vedanta, Ltd.	198,142	619,924
Wipro, Ltd. ADR	119	754
Wipro, Ltd.	119,363	676,127
Yes Bank, Ltd. (a)	1,132,489	241,635
Zee Entertainment Enterprises, Ltd.	92,384	256,756
		80,510,889
INDONESIA — 1.2%
Adaro Energy Tbk PT	1,405,700	113,714
Aneka Tambang Tbk	827,600	128,200
Astra International Tbk PT	2,024,700	735,304
Bank Central Asia Tbk PT	1,015,800	2,173,217
Bank Mandiri Persero Tbk PT	1,872,400	792,789
Bank Negara Indonesia Persero Tbk PT (a)	710,500	280,042
Bank Rakyat Indonesia Persero Tbk PT (a)	5,717,300	1,731,919
Barito Pacific Tbk PT (a)	2,937,300	194,135
Charoen Pokphand Indonesia Tbk PT	708,700	341,542
Gudang Garam Tbk PT (a)	48,300	120,293
Indah Kiat Pulp & Paper Tbk PT	276,900	199,215
Indocement Tunggal Prakarsa Tbk PT	153,700	129,362
Indofood CBP Sukses Makmur Tbk PT	254,900	161,451
Indofood Sukses Makmur Tbk PT	395,900	179,893
Kalbe Farma Tbk PT	1,950,200	210,796
Security Description	Shares	Value
Merdeka Copper Gold Tbk PT (a)	863,600	$ 127,831
Perusahaan Gas Negara Tbk PT	866,000	78,402
Sarana Menara Nusantara Tbk PT	2,224,800	168,487
Semen Indonesia Persero Tbk PT	315,700	226,587
Telkom Indonesia Persero Tbk PT	5,006,600	1,178,835
Unilever Indonesia Tbk PT	733,400	331,987
United Tractors Tbk PT	176,200	268,394
		9,872,395
KUWAIT — 0.5%
Agility Public Warehousing Co. KSC	110,430	265,251
Boubyan Bank KSCP	104,380	208,933
Gulf Bank KSCP	142,750	103,904
Kuwait Finance House KSCP	446,383	1,134,234
Mabanee Co. KPSC	52,033	124,982
Mobile Telecommunications Co. KSCP	237,044	474,480
National Bank of Kuwait SAKP	721,228	1,925,661
		4,237,445
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	13,885	274,395
MALAYSIA — 1.4%
AMMB Holdings Bhd	136,500	96,454
Axiata Group Bhd	256,593	225,869
CIMB Group Holdings Bhd	642,903	672,905
Dialog Group Bhd	405,400	304,062
DiGi.Com Bhd	322,200	282,843
Fraser & Neave Holdings Bhd	11,700	84,650
Gamuda Bhd (a)	153,481	132,512
Genting Bhd	200,700	243,463
Genting Malaysia Bhd	315,400	233,517
Genting Plantations Bhd	28,800	63,205
HAP Seng Consolidated Bhd	51,800	104,312
Hartalega Holdings Bhd	183,100	394,329
Hong Leong Bank Bhd	69,600	313,884
Hong Leong Financial Group Bhd	26,800	112,590
IHH Healthcare Bhd	226,700	290,858
IOI Corp. Bhd	270,500	273,338
Kossan Rubber Industries	134,000	105,352
Kuala Lumpur Kepong Bhd	40,112	221,915
Malayan Banking Bhd	405,264	806,325
Malaysia Airports Holdings Bhd	105,100	158,417
Maxis Bhd	242,500	264,344
MISC Bhd	141,800	233,227
Nestle Malaysia Bhd	6,500	211,624
Petronas Chemicals Group Bhd	248,800	480,019
Petronas Dagangan Bhd	29,200	141,123
Petronas Gas Bhd	89,100	343,808

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PPB Group Bhd	68,320	$ 304,816
Press Metal Aluminium Holdings Bhd	149,800	357,656
Public Bank Bhd	1,532,100	1,551,868
QL Resources Bhd	122,700	179,323
RHB Bank Bhd	146,310	189,481
Sime Darby Bhd	271,469	157,127
Sime Darby Plantation Bhd	205,469	229,923
Supermax Corp. Bhd	162,533	149,343
Telekom Malaysia Bhd	100,100	147,983
Tenaga Nasional Bhd	248,700	606,980
Top Glove Corp. Bhd	517,500	564,114
Westports Holdings Bhd	98,400	99,670
		11,333,229
MEXICO — 1.8%
America Movil SAB de CV Series L	3,441,221	2,347,912
Arca Continental SAB de CV	48,600	239,550
Becle SAB de CV	56,500	129,124
Cemex SAB de CV Series CPO (a)	1,500,817	1,057,735
Coca-Cola Femsa SAB de CV	60,500	279,162
Fibra Uno Administracion SA de CV REIT	346,858	404,997
Fomento Economico Mexicano SAB de CV	204,580	1,540,712
Gruma SAB de CV Class B	22,795	268,932
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	41,300	431,278
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	23,145	410,661
Grupo Bimbo SAB de CV Class A	176,615	370,313
Grupo Carso SAB de CV Series A1 (a)	53,700	146,661
Grupo Financiero Banorte SAB de CV Series O (a)	273,003	1,536,171
Grupo Financiero Inbursa SAB de CV Series O (a)	254,026	230,555
Grupo Mexico SAB de CV Class B	328,036	1,722,868
Grupo Televisa SAB Series CPO (a)	265,929	472,838
Industrias Penoles SAB de CV (a)	14,495	186,766
Infraestructura Energetica Nova SAB de CV (a)	53,800	207,411
Kimberly-Clark de Mexico SAB de CV Class A	175,589	299,764
Megacable Holdings SAB de CV	37,300	133,518
Orbia Advance Corp. SAB de CV	110,910	295,807
Promotora y Operadora de Infraestructura SAB de CV	24,150	184,555
Security Description	Shares	Value
Telesites SAB de CV (a)(b)	125,800	$ 130,654
Wal-Mart de Mexico SAB de CV	527,494	1,662,107
		14,690,051
PAKISTAN — 0.0% (e)
Habib Bank, Ltd.	66,000	50,216
MCB Bank, Ltd.	48,800	55,016
Oil & Gas Development Co., Ltd.	76,400	50,838
		156,070
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (a)	23,400	234,702
Credicorp, Ltd.	6,800	928,676
Southern Copper Corp.	8,467	574,655
		1,738,033
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	216,340	153,773
Aboitiz Power Corp.	192,500	93,201
Ayala Corp.	29,505	449,832
Ayala Land, Inc.	844,400	597,582
Bank of the Philippine Islands	201,699	338,676
BDO Unibank, Inc.	205,299	431,429
Globe Telecom, Inc.	3,920	151,833
GT Capital Holdings, Inc.	12,002	129,076
International Container Terminal Services, Inc.	107,620	268,288
JG Summit Holdings, Inc.	313,320	385,699
Jollibee Foods Corp.	43,140	157,228
Manila Electric Co.	26,550	148,784
Megaworld Corp.	1,462,000	107,833
Metro Pacific Investments Corp.	1,727,000	133,072
Metropolitan Bank & Trust Co.	177,787	162,632
PLDT, Inc.	9,726	244,665
Puregold Price Club, Inc.	104,500	84,612
SM Investments Corp.	25,180	498,023
SM Prime Holdings, Inc.	1,072,700	773,515
Universal Robina Corp.	99,000	271,275
		5,581,028
POLAND — 0.6%
Allegro.eu SA (a)(c)	35,323	497,440
Bank Polska Kasa Opieki SA (a)	19,437	347,856
CCC SA (a)	244	5,648
CD Projekt SA (a)	7,115	343,489
Cyfrowy Polsat SA	26,337	197,294
Dino Polska SA (a)(c)	4,681	309,141
KGHM Polska Miedz SA (a)	13,918	670,857
LPP SA (a)	140	288,267
Orange Polska SA (a)	76,094	126,984
PGE Polska Grupa Energetyczna SA (a)	71,976	123,997

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Polski Koncern Naftowy ORLEN SA	29,394	$ 472,717
Polskie Gornictwo Naftowe i Gazownictwo SA	181,342	276,379
Powszechna Kasa Oszczednosci Bank Polski SA (a)	87,261	723,784
Powszechny Zaklad Ubezpieczen SA (a)	59,526	514,404
Santander Bank Polska SA (a)	3,855	213,559
		5,111,816
QATAR — 0.7%
Barwa Real Estate Co.	193,205	172,404
Commercial Bank PQSC	184,733	246,023
Industries Qatar QSC	190,451	625,073
Masraf Al Rayan QSC	384,196	452,678
Mesaieed Petrochemical Holding Co.	403,600	206,179
Ooredoo QSC	69,249	134,466
Qatar Electricity & Water Co. QSC	50,210	234,157
Qatar Fuel QSC	44,976	211,848
Qatar Gas Transport Co., Ltd.	245,585	212,804
Qatar International Islamic Bank QSC	82,218	197,359
Qatar Islamic Bank SAQ	113,830	514,596
Qatar National Bank QPSC	461,965	2,282,546
		5,490,133
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	37,978	239,757
RUSSIA — 3.1%
Alrosa PJSC (a)	281,457	396,327
Gazprom PJSC	1,202,178	3,619,329
Inter Rao Use PJSC (a)	4,077,928	276,096
LUKOIL PJSC	41,961	3,396,053
Magnit PJSC	7,202	509,355
Mail.Ru Group, Ltd. GDR (a)	11,526	263,945
MMC Norilsk Nickel PJSC	6,286	1,965,240
Mobile TeleSystems PJSC ADR	39,670	330,848
Mobile TeleSystems PJSC	13,301	55,674
Moscow Exchange MICEX (a)	152,801	352,043
Novatek PJSC GDR	600	118,500
Novatek PJSC	91,850	1,812,705
Novolipetskiy Steel PJSC (a)	131,643	420,142
PhosAgro PJSC GDR	14,306	249,211
Polymetal International PLC	25,552	500,432
Polyus PJSC (a)	3,565	658,063
Rosneft Oil Co. PJSC	123,821	939,494
Sberbank of Russia PJSC	1,102,204	4,247,176
Severstal PAO	23,136	472,960
Surgutneftegas PJSC Preference Shares	721,300	400,867
Surgutneftegas PJSC	774,400	352,701
Tatneft PJSC	150,195	1,186,346
Security Description	Shares	Value
TCS Group Holding PLC GDR	12,453	$ 722,274
VTB Bank PJSC	351,600,000	198,302
X5 Retail Group NV GDR	12,785	412,188
Yandex NV Class A (a)(f)	30,984	1,984,835
Yandex NV Class A (a)(f)	752	48,773
		25,889,879
SAUDI ARABIA — 2.7%
Abdullah Al Othaim Markets Co.	4,958	167,100
Advanced Petrochemical Co.	11,368	221,273
Al Rajhi Bank	125,481	3,305,653
Alinma Bank (a)	102,357	502,178
Almarai Co. JSC	25,179	349,112
Arab National Bank	60,208	335,202
Bank AlBilad	35,138	329,794
Bank Al-Jazira	43,091	179,929
Banque Saudi Fransi	61,969	551,052
Bupa Arabia for Cooperative Insurance Co. (a)	5,363	171,026
Co. for Cooperative Insurance (a)	5,113	107,021
Dar Al Arkan Real Estate Development Co. (a)	51,903	127,322
Dr Sulaiman Al Habib Medical Services Group Co.	5,026	166,175
Emaar Economic City (a)	43,855	125,120
Etihad Etisalat Co. (a)	35,751	281,688
Jarir Marketing Co.	5,531	268,409
Mobile Telecommunications Co. (a)	47,124	188,476
National Commercial Bank	149,870	2,121,933
National Industrialization Co. (a)	27,835	112,516
Rabigh Refining & Petrochemical Co. (a)	25,187	113,497
Riyad Bank	135,175	808,801
SABIC Agri-Nutrients Co.	21,366	560,584
Sahara International Petrochemical Co.	38,616	227,553
Samba Financial Group (a)	98,526	1,011,426
Saudi Airlines Catering Co. (a)	4,598	93,176
Saudi Arabian Mining Co. (a)	42,672	648,545
Saudi Arabian Oil Co. (c)	224,497	2,154,941
Saudi Basic Industries Corp.	92,061	2,881,816
Saudi British Bank	81,146	570,125
Saudi Cement Co.	7,316	129,528
Saudi Electricity Co.	81,618	511,418
Saudi Industrial Investment Group	22,162	192,050
Saudi Kayan Petrochemical Co. (a)	69,953	297,315
Saudi Telecom Co.	61,141	2,067,161
Savola Group	24,605	257,833
Yanbu National Petrochemical Co.	24,712	455,970
		22,592,718

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	22,100	$ 214,051
SOUTH AFRICA — 3.6%
Absa Group, Ltd.	74,970	640,174
African Rainbow Minerals, Ltd. (b)	10,182	191,769
Anglo American Platinum, Ltd.	5,522	804,820
Aspen Pharmacare Holdings, Ltd. (a)	37,539	366,994
Bid Corp., Ltd. (a)	33,389	646,717
Bidvest Group, Ltd. (b)	27,699	319,623
Capitec Bank Holdings, Ltd. (a)	6,891	662,600
Clicks Group, Ltd.	24,176	393,594
Discovery, Ltd. (a)	38,064	341,761
Exxaro Resources, Ltd.	26,069	306,940
FirstRand, Ltd. (b)	485,237	1,696,296
Gold Fields, Ltd.	88,727	826,266
Growthpoint Properties, Ltd. REIT	348,515	311,548
Harmony Gold Mining Co., Ltd. (a)	57,323	243,015
Impala Platinum Holdings, Ltd. (b)	80,851	1,498,779
Kumba Iron Ore, Ltd. (b)	6,835	281,662
Mr. Price Group, Ltd.	24,432	320,344
MTN Group, Ltd.	170,904	1,005,199
MultiChoice Group, Ltd.	42,826	373,989
Naspers, Ltd. Class N	45,081	10,782,224
Nedbank Group, Ltd.	36,016	341,471
Northam Platinum, Ltd. (a)	37,983	662,055
Old Mutual, Ltd.	456,299	390,286
Rand Merchant Investment Holdings, Ltd.	74,289	154,100
Remgro, Ltd.	51,116	360,014
Sanlam, Ltd.	177,855	717,021
Sasol, Ltd. (a)	56,696	812,836
Shoprite Holdings, Ltd. (b)	53,170	565,754
Sibanye Stillwater, Ltd.	281,461	1,238,972
SPAR Group, Ltd.	20,580	264,653
Standard Bank Group, Ltd.	130,912	1,112,015
Tiger Brands, Ltd.	15,917	227,174
Vodacom Group, Ltd.	63,617	543,962
Woolworths Holdings, Ltd. (a)	106,029	355,076
		29,759,703
SOUTH KOREA — 13.3%
Alteogen, Inc. (a)	2,860	226,425
Amorepacific Corp.	3,429	783,209
AMOREPACIFIC Group	3,081	176,679
BGF retail Co., Ltd.	940	131,230
Celltrion Healthcare Co., Ltd. (a)	7,541	906,186
Celltrion Pharm, Inc. (a)	1,718	227,700
Celltrion, Inc. (a)	9,957	2,854,912
Cheil Worldwide, Inc.	8,082	151,750
CJ CheilJedang Corp.	889	322,844
CJ Corp.	1,861	154,569
Security Description	Shares	Value
CJ ENM Co., Ltd.	1,050	$ 132,021
CJ Logistics Corp. (a)	1,140	184,334
Coway Co., Ltd.	5,160	298,635
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	4,419	110,499
DB Insurance Co., Ltd.	5,288	221,005
Doosan Bobcat, Inc. (a)	4,814	179,076
Doosan Heavy Industries & Construction Co., Ltd. (a)	19,215	220,716
Douzone Bizon Co., Ltd.	2,048	177,701
E-MART, Inc.	1,852	279,825
Fila Holdings Corp.	4,764	181,636
GS Engineering & Construction Corp.	5,945	225,876
GS Holdings Corp.	5,609	193,781
GS Retail Co., Ltd.	3,214	108,340
Hana Financial Group, Inc.	30,319	1,146,590
Hankook Tire & Technology Co., Ltd.	7,658	331,897
Hanmi Pharm Co., Ltd.	669	187,089
Hanon Systems	19,447	303,282
Hanwha Corp.	5,038	141,781
Hanwha Solutions Corp. (a)	12,618	558,570
HLB, Inc. (a)	9,396	325,446
Hotel Shilla Co., Ltd.	3,434	263,675
Hyundai Construction Equipment Co., Ltd. (a)	4	190
Hyundai Engineering & Construction Co., Ltd.	8,592	334,418
Hyundai Glovis Co., Ltd.	2,034	336,978
Hyundai Heavy Industries Holdings Co., Ltd.	1,077	277,398
Hyundai Marine & Fire Insurance Co., Ltd.	6,687	144,759
Hyundai Mobis Co., Ltd.	7,017	1,810,439
Hyundai Motor Co.	15,450	2,976,011
Hyundai Motor Co. Preference Shares (f)	3,991	345,587
Hyundai Motor Co. Preference Shares (f)	2,436	215,242
Hyundai Steel Co.	9,783	415,351
Industrial Bank of Korea	28,223	228,427
Kakao Corp.	5,927	2,608,037
Kangwon Land, Inc. (a)	11,462	256,230
KB Financial Group, Inc.	41,591	2,065,310
Kia Motors Corp.	27,218	1,993,702
KMW Co., Ltd. (a)	2,751	157,269
Korea Aerospace Industries, Ltd.	7,275	236,233
Korea Electric Power Corp.	26,904	550,323
Korea Gas Corp. (a)	3,203	95,375
Korea Investment Holdings Co., Ltd.	4,276	323,416
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,025	474,785
Korea Zinc Co., Ltd.	806	290,922
Korean Air Lines Co., Ltd. (a)	17,441	419,170

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
KT&G Corp.	12,345	$ 887,902
Kumho Petrochemical Co., Ltd.	1,868	437,393
LG Chem, Ltd.	4,740	3,371,504
LG Chem, Ltd. Preference Shares	803	272,456
LG Corp.	10,077	804,913
LG Display Co., Ltd. (a)	22,746	457,231
LG Electronics, Inc.	11,197	1,484,029
LG Household & Health Care, Ltd.	985	1,366,424
LG Household & Health Care, Ltd. Preference Shares	207	125,288
LG Innotek Co., Ltd.	1,532	278,176
LG Uplus Corp.	19,720	213,448
Lotte Chemical Corp.	1,877	499,207
Lotte Corp.	3,364	101,061
Lotte Shopping Co., Ltd.	1,080	120,239
Meritz Securities Co., Ltd.	25,081	102,163
Mirae Asset Daewoo Co., Ltd.	31,312	272,796
NAVER Corp.	12,726	4,239,189
NCSoft Corp.	1,670	1,288,191
Netmarble Corp. (c)	2,279	259,767
NH Investment & Securities Co., Ltd.	11,641	119,830
Orion Corp/Republic of Korea	2,607	301,760
Ottogi Corp.	142	71,518
Pan Ocean Co., Ltd.	33,430	182,252
Pearl Abyss Corp. (a)	609	165,790
POSCO	7,655	2,164,436
POSCO Chemtech Co., Ltd.	2,749	376,492
S-1 Corp.	2,014	145,389
Samsung Biologics Co., Ltd. (a)(c)	1,668	1,102,420
Samsung C&T Corp.	8,891	978,069
Samsung Card Co., Ltd.	3,365	102,429
Samsung Electro-Mechanics Co., Ltd.	5,927	981,942
Samsung Electronics Co., Ltd. Preference Shares	85,004	5,482,918
Samsung Electronics Co., Ltd.	492,841	35,447,102
Samsung Engineering Co., Ltd. (a)	16,760	207,325
Samsung Fire & Marine Insurance Co., Ltd.	3,028	508,346
Samsung Heavy Industries Co., Ltd. (a)	44,415	304,930
Samsung Life Insurance Co., Ltd.	7,304	504,036
Samsung SDI Co., Ltd.	5,683	3,314,142
Samsung SDS Co., Ltd.	3,785	647,137
Samsung Securities Co., Ltd.	6,163	214,827
Seegene, Inc.	1,945	223,587
Shin Poong Pharmaceutical Co., Ltd.	3,036	228,287
Shinhan Financial Group Co., Ltd.	44,533	1,473,612
Shinsegae, Inc.	661	164,118
Security Description	Shares	Value
SK Biopharmaceuticals Co., Ltd. (a)	2,912	$ 265,020
SK Chemicals Co., Ltd.	857	189,687
SK Holdings Co., Ltd.	3,734	930,407
SK Hynix, Inc.	56,402	6,603,283
SK Innovation Co., Ltd. (a)	5,837	1,129,492
SK Telecom Co., Ltd.	4,186	1,017,142
S-Oil Corp. (a)	4,300	308,513
Woori Financial Group, Inc.	53,107	473,939
Yuhan Corp.	5,682	316,294
		111,490,699
TAIWAN — 13.7%
Accton Technology Corp.	53,000	512,670
Acer, Inc.	305,000	336,181
Advantech Co., Ltd.	38,002	471,479
ASE Technology Holding Co., Ltd.	335,307	1,263,292
Asia Cement Corp.	227,000	380,283
ASMedia Technology, Inc.	3,000	156,661
Asustek Computer, Inc.	71,000	926,909
AU Optronics Corp. (a)	895,000	660,279
Catcher Technology Co., Ltd.	67,000	496,635
Cathay Financial Holding Co., Ltd.	815,087	1,369,762
Chailease Holding Co., Ltd.	131,998	911,352
Chang Hwa Commercial Bank, Ltd.	561,221	345,194
Cheng Shin Rubber Industry Co., Ltd.	182,000	307,448
Chicony Electronics Co., Ltd.	59,788	212,683
China Development Financial Holding Corp.	1,326,000	487,961
China Life Insurance Co., Ltd.	183,869	165,935
China Steel Corp.	1,217,000	1,104,696
Chunghwa Telecom Co., Ltd.	392,000	1,531,840
Compal Electronics, Inc.	402,000	376,175
CTBC Financial Holding Co., Ltd.	1,809,040	1,401,177
Delta Electronics, Inc.	201,000	2,028,809
E.Sun Financial Holding Co., Ltd.	1,166,341	1,066,887
Eclat Textile Co., Ltd.	20,550	345,705
Evergreen Marine Corp. Taiwan, Ltd. (a)	245,252	391,090
Far Eastern New Century Corp.	317,000	335,520
Far EasTone Telecommunications Co., Ltd.	166,000	372,923
Feng TAY Enterprise Co., Ltd.	41,361	282,669
First Financial Holding Co., Ltd.	1,090,579	848,521
Formosa Chemicals & Fibre Corp.	355,000	1,089,896
Formosa Petrochemical Corp.	124,000	420,678
Formosa Plastics Corp.	394,000	1,394,666
Foxconn Technology Co., Ltd.	94,830	241,288

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fubon Financial Holding Co., Ltd.	686,000	$ 1,365,605
Giant Manufacturing Co., Ltd.	32,000	385,799
Globalwafers Co., Ltd.	23,000	604,563
Highwealth Construction Corp.	80,300	122,421
Hiwin Technologies Corp.	28,721	405,152
Hon Hai Precision Industry Co., Ltd.	1,288,800	5,600,925
Hotai Motor Co., Ltd.	32,000	659,447
Hua Nan Financial Holdings Co., Ltd.	823,229	538,086
Innolux Corp.	880,000	650,755
Inventec Corp.	232,000	219,535
Largan Precision Co., Ltd.	10,000	1,125,013
Lite-On Technology Corp.	219,958	484,119
MediaTek, Inc.	156,000	5,297,866
Mega Financial Holding Co., Ltd.	1,122,000	1,254,400
Micro-Star International Co., Ltd.	65,000	396,383
Nan Ya Plastics Corp.	532,000	1,487,877
Nan Ya Printed Circuit Board Corp.	23,000	285,354
Nanya Technology Corp.	128,000	412,267
Nien Made Enterprise Co., Ltd.	17,000	237,129
Novatek Microelectronics Corp.	61,000	1,229,278
Oneness Biotech Co., Ltd. (a)	19,000	176,129
Pegatron Corp.	205,000	532,384
Phison Electronics Corp.	16,000	273,928
Pou Chen Corp.	242,000	279,886
Powertech Technology, Inc.	80,000	295,798
President Chain Store Corp.	56,000	533,838
Quanta Computer, Inc.	299,000	1,026,951
Realtek Semiconductor Corp.	49,000	848,351
Ruentex Development Co., Ltd.	95,760	166,128
Shanghai Commercial & Savings Bank, Ltd.	352,736	518,602
Shin Kong Financial Holding Co., Ltd.	1,148,084	368,169
SinoPac Financial Holdings Co., Ltd.	1,099,457	495,147
Synnex Technology International Corp.	137,700	263,017
Taishin Financial Holding Co., Ltd.	1,027,680	482,631
Taiwan Business Bank	650,535	227,082
Taiwan Cement Corp.	518,085	849,766
Taiwan Cooperative Financial Holding Co., Ltd.	991,377	734,855
Taiwan High Speed Rail Corp.	180,000	198,402
Taiwan Mobile Co., Ltd.	177,000	609,168
Taiwan Semiconductor Manufacturing Co., Ltd.	2,545,000	52,357,446
Unimicron Technology Corp.	132,000	423,299
Uni-President Enterprises Corp.	498,000	1,274,104
United Microelectronics Corp.	1,219,000	2,144,668
Security Description	Shares	Value
Vanguard International Semiconductor Corp.	98,000	$ 370,939
Walsin Technology Corp.	35,000	306,049
Win Semiconductors Corp.	36,000	493,324
Winbond Electronics Corp.	320,000	330,845
Wistron Corp.	272,101	319,468
Wiwynn Corp.	8,000	236,358
WPG Holdings, Ltd.	174,880	299,097
Yageo Corp.	39,556	766,638
Yuanta Financial Holding Co., Ltd.	1,031,600	813,479
Zhen Ding Technology Holding, Ltd.	59,000	249,168
		114,264,352
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	41,975	914,872
THAILAND — 1.9%
Advanced Info Service PCL	126,300	701,217
Airports of Thailand PCL	453,000	1,000,224
Asset World Corp. PCL	866,500	141,413
B Grimm Power PCL	85,100	124,586
Bangkok Bank PCL	59,800	241,114
Bangkok Commercial Asset Management PCL	187,300	130,061
Bangkok Dusit Medical Services PCL Class F	1,013,000	700,185
Bangkok Expressway & Metro PCL	829,899	232,372
Berli Jucker PCL	128,600	161,522
BTS Group Holdings PCL	795,184	245,553
Bumrungrad Hospital PCL	42,300	184,090
Central Pattana PCL	233,300	434,871
Central Retail Corp. PCL (a)	193,558	230,721
Charoen Pokphand Foods PCL	374,000	353,056
CP ALL PCL (a)	591,200	1,310,099
Delta Electronics Thailand PCL	33,200	308,096
Electricity Generating PCL	32,200	191,139
Energy Absolute PCL	157,619	312,716
Global Power Synergy PCL Class F	78,400	193,178
Gulf Energy Development PCL	252,560	270,744
Home Product Center PCL	655,700	310,539
Indorama Ventures PCL	180,400	256,890
Intouch Holdings PCL Class F	234,300	434,861
Kasikornbank PCL	176,500	824,608
Krung Thai Bank PCL	368,300	143,784
Krungthai Card PCL	80,000	202,240
Land & Houses PCL	921,653	252,164
Minor International PCL (a)	333,100	346,424
Muangthai Capital PCL (a)	74,900	169,574
Osotspa PCL	79,900	90,127
PTT Exploration & Production PCL	145,000	528,960
PTT Global Chemical PCL	220,700	443,166
PTT Oil & Retail Business PCL	295,000	304,440

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PTT PCL	1,160,400	$ 1,522,445
Ratch Group PCL	85,200	139,728
Siam Cement PCL	78,479	1,002,020
Siam Commercial Bank PCL	93,600	333,965
Sri Trang Gloves Thailand PCL	101,400	133,037
Srisawad Corp. PCL	79,900	217,967
Thai Oil PCL	119,300	231,919
Thai Union Group PCL Class F	314,400	147,894
Total Access Communication PCL	83,100	87,089
True Corp. PCL (b)	1,233,437	134,198
		15,724,996
TURKEY — 0.3%
Akbank T.A.S.	318,803	180,660
Aselsan Elektronik Sanayi Ve Ticaret A/S	80,550	145,503
BIM Birlesik Magazalar A/S	47,786	407,635
Eregli Demir ve Celik Fabrikalari TAS	151,859	280,002
Ford Otomotiv Sanayi A/S	6,952	162,371
Haci Omer Sabanci Holding A/S	87,028	90,432
KOC Holding A/S	82,839	194,279
Turk Hava Yollari AO (a)	65,005	100,144
Turkcell Iletisim Hizmetleri A/S	122,127	220,902
Turkiye Garanti Bankasi A/S (a)	258,383	208,861
Turkiye Is Bankasi A/S Class C (a)	168,086	97,892
Turkiye Petrol Rafinerileri AS (a)	13,756	149,590
Turkiye Sise ve Cam Fabrikalari A/S	147,597	129,830
Yapi ve Kredi Bankasi A/S (a)	306,504	81,475
		2,449,576
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	290,985	490,369
Abu Dhabi Islamic Bank PJSC	141,941	188,577
Aldar Properties PJSC	411,014	420,732
Dubai Islamic Bank PJSC	167,543	207,539
Emaar Malls PJSC (a)	214,383	98,637
Emaar Properties PJSC (a)	335,914	323,737
Emirates NBD Bank PJSC	252,593	790,825
Emirates Telecommunications Group Co. PJSC	175,174	1,032,020
First Abu Dhabi Bank PJSC	275,543	1,095,226
		4,647,662
UNITED STATES — 0.1%
JBS SA	116,400	624,595
TOTAL COMMON STOCKS (Cost $518,267,137)		812,474,812

Security Description	Shares	Value
RIGHTS — 0.0% (e)
CHILE — 0.0% (e)
Sociedad Quimica y Minera de Chile SA (expiring 4/24/21) (a) (Cost: $0)	2,223	$ 8,904
WARRANTS — 2.3%
CHINA — 0.9%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	7,659,091
SWITZERLAND — 1.4%
UBS AG (expiring 11/26/27) (a)	3,600	5,185,707
UBS AG (expiring 5/28/27) (a)	4,202	6,179,339
		11,365,046
THAILAND — 0.0% (e)
Srisawad Corp. PCL (expiring 8/29/25) (a)	3,196	1,984
TOTAL WARRANTS (Cost $15,894,440)		19,026,121
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	6,199,123	6,200,983
State Street Navigator Securities Lending Portfolio II (i) (j)	8,034,519	8,034,519
TOTAL SHORT-TERM INVESTMENTS (Cost $14,235,502)		14,235,502
TOTAL INVESTMENTS — 101.2% (Cost $548,397,079)		845,745,339
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(9,986,722)
NET ASSETS — 100.0%		$ 835,758,617
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	103	06/18/2021	$6,769,990	$6,810,875	$40,885
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$797,815,538	$14,659,274	$ 0(a)	$812,474,812
Rights	8,904	—	—	8,904
Warrants	1,984	19,024,137	—	19,026,121
Short-Term Investments	14,235,502	—	—	14,235,502
TOTAL INVESTMENTS	$812,061,928	$ 33,683,411	$ 0	$845,745,339
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	40,885	—	—	40,885
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 40,885	$ —	$—	$ 40,885
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$812,102,813	$ 33,683,411	$—	$845,786,224
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of March 31, 2021

Description	% of Net Assets
Information Technology	20.5%
Financials	19.9
Consumer Discretionary	17.4
Communication Services	11.6
Materials	7.8
TOTAL	77.2%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	39,695,321	$39,703,260	$58,421,369	$ 91,926,597	$3,509	$(558)	6,199,123	$ 6,200,983	$ 6,436
State Street Navigator Securities Lending Portfolio II	4,068,390	4,068,390	21,927,925	17,961,796	—	—	8,034,519	8,034,519	8,980
Total		$43,771,650	$80,349,294	$109,888,393	$3,509	$(558)		$14,235,502	$15,416
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
March 31, 2021 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.0%
UNITED STATES — 95.0%
State Street International Developed Equity Portfolio, (a) (Cost: $2,844,359,354)		$ 3,708,285,464
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (b)(c) (Cost $88,172,726)	88,157,679	$ 88,184,126
TOTAL INVESTMENTS — 97.2% (Cost $2,932,532,080)		3,796,469,590
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		107,910,401
NET ASSETS — 100.0%		$ 3,904,379,991
(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.

At March 31, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD 794,089	AUD 1,014,000	04/06/2021	$ (21,775)
Bank of Montreal	USD 8,531,368	CHF 7,716,000	04/06/2021	(332,888)
Bank of Montreal	USD 806,683	CHF 749,000	04/06/2021	(10,848)
Bank of Montreal	USD 2,851,447	EUR 2,392,000	04/06/2021	(40,131)
Bank of Montreal	USD 586,169,307	EUR 498,740,157	04/06/2021	(281)
Bank of Montreal	USD 2,262,490	JPY 246,676,000	04/06/2021	(30,031)
Bank of Montreal	JPY 50,371,945,805	USD 472,976,461	04/06/2021	17,101,945
Bank of Montreal	GBP 194,428,773	USD 271,882,974	04/06/2021	3,629,506
Bank of Montreal	AUD 790,000	USD 608,684	04/06/2021	6,981
Bank of Montreal	EUR 2,244,000	USD 2,671,815	04/06/2021	34,443
Bank of Montreal	EUR 498,740,157	USD 586,494,984	05/04/2021	(13,825)
Barclays Bank PLC	USD 267,738,293	AUD 351,524,050	04/06/2021	3
Barclays Bank PLC	USD 332,180,387	CHF 312,631,571	04/06/2021	—
Barclays Bank PLC	USD 87,359,977	DKK 552,809,566	04/06/2021	—
Barclays Bank PLC	USD 3,485,094	EUR 2,881,000	04/06/2021	(99,056)
Barclays Bank PLC	USD 11,380,686	ILS 37,951,174	04/06/2021	117
Barclays Bank PLC	USD 22,998,766	NOK 196,325,520	04/06/2021	—
Barclays Bank PLC	USD 9,533,571	NZD 13,612,581	04/06/2021	3
Barclays Bank PLC	USD 126,156,572	SEK 1,099,618,531	04/06/2021	—
Barclays Bank PLC	USD 39,868,487	SGD 53,567,299	04/06/2021	(212)
Barclays Bank PLC	USD 125,289,382	HKD 974,056,035	04/07/2021	—
Barclays Bank PLC	CHF 312,631,571	USD 332,424,102	05/04/2021	(10,144)
Barclays Bank PLC	DKK 552,809,566	USD 87,397,544	05/04/2021	(1,934)
Barclays Bank PLC	ILS 37,951,174	USD 11,383,007	05/04/2021	(702)
Barclays Bank PLC	NOK 196,325,520	USD 22,999,117	05/04/2021	(164)
Barclays Bank PLC	SEK 1,099,618,531	USD 126,186,685	05/04/2021	(3,028)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	NZD 13,612,581	USD 9,532,822	05/04/2021	$ (243)
Barclays Bank PLC	SGD 53,567,299	USD 39,860,477	05/04/2021	(1,986)
Barclays Bank PLC	HKD 974,056,035	USD 125,296,151	05/04/2021	(3,280)
Barclays Bank PLC	AUD 351,524,050	USD 267,769,930	05/04/2021	(8,103)
BNP Paribas S.A.	AUD 15,869,000	USD 12,088,512	05/04/2021	94
BNP Paribas S.A.	SGD 5,375,000	USD 3,999,938	05/04/2021	95
BNP Paribas S.A.	NZD 867,000	USD 607,184	05/04/2021	13
BNP Paribas S.A.	HKD 13,721,000	USD 1,765,064	05/04/2021	39
BNP Paribas S.A.	JPY 8,258,822,000	USD 74,762,284	05/06/2021	(2,545)
Citibank N.A.	USD 586,169,306	EUR 498,740,157	04/06/2021	(281)
Citibank N.A.	EUR 486,115,157	USD 590,523,457	04/06/2021	19,192,586
Citibank N.A.	CHF 703,000	USD 757,997	04/06/2021	11,038
Citibank N.A.	EUR 498,740,157	USD 586,500,969	05/04/2021	(7,840)
HSBC Bank USA	USD 267,441,426	GBP 193,840,274	04/06/2021	91
HSBC Bank USA	USD 465,352,359	JPY 51,418,922,805	04/06/2021	(2,527)
HSBC Bank USA	EUR 486,115,157	USD 590,523,943	04/06/2021	19,193,072
HSBC Bank USA	GBP 193,840,274	USD 267,464,493	05/04/2021	(2,307)
HSBC Bank USA	JPY 51,418,922,805	USD 465,474,947	05/06/2021	(6,321)
Morgan Stanley Bank, N.A.	USD 1,563,848	GBP 1,119,000	04/06/2021	(19,963)
Royal Bank of Canada	USD 1,249,321	DKK 7,650,000	04/06/2021	(40,399)
Royal Bank of Canada	USD 1,293,821	GBP 929,000	04/06/2021	(12,079)
Royal Bank of Canada	USD 843,666	ILS 2,793,000	04/06/2021	(6,101)
Royal Bank of Canada	USD 1,905,007	NZD 2,620,000	04/06/2021	(70,090)
Royal Bank of Canada	USD 543,673	SGD 723,000	04/06/2021	(5,569)
Royal Bank of Canada	JPY 2,406,372,000	USD 22,595,326	04/06/2021	817,257
Royal Bank of Canada	NOK 5,983,000	USD 694,653	04/06/2021	(6,232)
Royal Bank of Canada	SEK 26,598,000	USD 3,167,406	04/06/2021	115,881
Royal Bank of Canada	GBP 871,000	USD 1,209,047	04/06/2021	7,328
Royal Bank of Canada	JPY 231,352,000	USD 2,118,383	04/06/2021	24,609
Royal Bank of Canada	HKD 34,450,000	USD 4,441,078	04/07/2021	9,896
Royal Bank of Canada	DKK 37,837,000	USD 5,981,425	05/04/2021	(624)
Royal Bank of Canada	CHF 31,816,000	USD 33,830,037	05/04/2021	(1,248)
Royal Bank of Canada	NOK 16,459,000	USD 1,928,257	05/04/2021	106
Royal Bank of Canada	ILS 3,690,000	USD 1,106,695	05/04/2021	(145)
Royal Bank of Canada	SEK 141,218,000	USD 16,204,386	05/04/2021	(1,469)
Standard Chartered Bank	USD 654,943	AUD 842,000	04/06/2021	(13,634)
Standard Chartered Bank	USD 379,139	SEK 3,176,000	04/06/2021	(14,764)
Toronto Dominion Bank	USD 2,784,222	JPY 297,094,000	04/06/2021	(95,472)
Toronto Dominion Bank	GBP 194,428,774	USD 271,888,031	04/06/2021	3,634,561
Toronto Dominion Bank	JPY 50,371,945,805	USD 472,980,014	04/06/2021	17,105,498
UBS AG	USD 988,810	CHF 903,000	04/06/2021	(29,345)
Westpac Banking Corp.	USD 267,441,425	GBP 193,840,273	04/06/2021	91
Westpac Banking Corp.	USD 465,351,096	JPY 51,418,922,805	04/06/2021	(1,263)
Westpac Banking Corp.	SEK 1,076,196,531	USD 128,165,552	04/06/2021	4,696,129
Westpac Banking Corp.	DKK 560,459,566	USD 91,525,643	04/06/2021	2,956,744
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	AUD 352,590,050	USD 273,006,597	04/06/2021	$ 4,456,383
Westpac Banking Corp.	ILS 40,744,174	USD 12,303,935	04/06/2021	85,567
Westpac Banking Corp.	CHF 321,296,571	USD 355,250,725	04/06/2021	13,863,517
Westpac Banking Corp.	SGD 54,290,299	USD 40,824,010	04/06/2021	417,631
Westpac Banking Corp.	NOK 190,342,520	USD 22,101,113	04/06/2021	(196,768)
Westpac Banking Corp.	NZD 16,232,581	USD 11,802,547	04/06/2021	434,055
Westpac Banking Corp.	EUR 28,279,000	USD 34,353,951	04/06/2021	1,117,659
Westpac Banking Corp.	HKD 939,606,035	USD 121,128,909	04/07/2021	270,709
Westpac Banking Corp.	GBP 193,840,273	USD 267,463,329	05/04/2021	(3,470)
Westpac Banking Corp.	EUR 97,970,000	USD 115,207,626	05/04/2021	(3,206)
Westpac Banking Corp.	GBP 25,744,000	USD 35,521,159	05/04/2021	(1,207)
Westpac Banking Corp.	JPY 51,418,922,805	USD 465,472,841	05/06/2021	(8,428)
Total				$108,051,719

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
At March 31, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	1,796	06/18/2021	$197,196,991	$196,841,600	$(355,391)
The following table summarizes the value of the Funds’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,708,285,464	$ —	$—	$3,708,285,464
Short-Term Investment	88,184,126	—	—	88,184,126
TOTAL INVESTMENTS	$3,796,469,590	$ —	$—	$3,796,469,590
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	109,183,647	—	109,183,647
Futures Contracts	(355,391)	—	—	(355,391)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (355,391)	$109,183,647	$—	$ 108,828,256
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 3,796,114,199	$109,183,647	$—	$3,905,297,846
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	(1,131,928)	—	(1,131,928)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ (1,131,928)	$—	$ (1,131,928)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	115,888,798	$115,911,975	$64,536,757	$92,267,046	$5,112	$(2,672)	88,157,679	$88,184,126	$—
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 7.8%
Afterpay, Ltd. (a)	47,262	$ 3,653,706
AGL Energy, Ltd.	150,670	1,107,413
AMP, Ltd.	717,643	691,440
Ampol, Ltd.	51,429	961,646
APA Group Stapled Security	266,666	2,035,124
Aristocrat Leisure, Ltd.	124,363	3,253,669
ASX, Ltd.	43,582	2,358,450
Aurizon Holdings, Ltd.	422,789	1,255,867
AusNet Services	383,490	535,976
Australia & New Zealand Banking Group, Ltd.	628,904	13,498,353
BHP Group PLC	468,642	13,542,735
BHP Group, Ltd.	655,793	22,626,659
BlueScope Steel, Ltd.	107,733	1,587,761
Brambles, Ltd.	340,909	2,747,132
CIMIC Group, Ltd. (a)(b)	24,790	332,122
Coca-Cola Amatil, Ltd.	102,662	1,050,125
Cochlear, Ltd.	15,192	2,441,131
Coles Group, Ltd.	304,255	3,710,090
Commonwealth Bank of Australia	394,427	25,865,760
Computershare, Ltd.	102,451	1,173,598
Crown Resorts, Ltd. (a)	91,949	823,588
CSL, Ltd.	101,141	20,387,060
Dexus REIT	242,238	1,798,881
Evolution Mining, Ltd.	377,056	1,171,714
Fortescue Metals Group, Ltd.	380,407	5,791,842
Glencore PLC (a)	2,248,904	8,819,748
Goodman Group REIT	366,906	5,063,706
GPT Group REIT	413,810	1,449,821
Insurance Australia Group, Ltd.	517,275	1,843,838
LendLease Corp., Ltd. Stapled Security	151,641	1,492,226
Macquarie Group, Ltd.	76,458	8,899,938
Magellan Financial Group, Ltd.	27,349	940,908
Medibank Pvt, Ltd.	647,264	1,380,368
Mirvac Group REIT	845,804	1,610,517
National Australia Bank, Ltd.	730,434	14,464,712
Newcrest Mining, Ltd.	187,132	3,480,560
Northern Star Resources, Ltd.	248,376	1,793,384
Oil Search, Ltd.	449,817	1,404,673
Orica, Ltd.	92,163	979,233
Origin Energy, Ltd.	392,018	1,400,343
Qantas Airways, Ltd. (a)	177,020	686,271
QBE Insurance Group, Ltd.	312,388	2,288,890
Ramsay Health Care, Ltd.	42,271	2,157,112
REA Group, Ltd.	11,311	1,221,093
Rio Tinto PLC	249,608	19,113,327
Rio Tinto, Ltd.	81,801	6,900,138
Santos, Ltd.	383,100	2,071,696
Scentre Group REIT	1,199,790	2,576,973
Security Description	Shares	Value
SEEK, Ltd. (a)	76,262	$ 1,656,002
Sonic Healthcare, Ltd.	101,699	2,718,038
South32, Ltd.	1,030,985	2,206,552
Stockland REIT	553,225	1,854,001
Suncorp Group, Ltd.	284,230	2,143,189
Sydney Airport Stapled Security (a)	302,380	1,425,605
Tabcorp Holdings, Ltd.	481,417	1,716,021
Telstra Corp., Ltd.	964,855	2,498,598
TPG TELECOM, Ltd.	98,984	477,226
Transurban Group Stapled Security	607,362	6,161,796
Treasury Wine Estates, Ltd.	147,174	1,160,184
Vicinity Centres REIT	796,496	1,004,008
Washington H Soul Pattinson & Co., Ltd. (b)	28,102	675,935
Wesfarmers, Ltd.	256,073	10,272,652
Westpac Banking Corp.	801,601	14,903,267
WiseTech Global, Ltd.	35,073	776,023
Woodside Petroleum, Ltd.	216,810	3,963,200
Woolworths Group, Ltd.	279,144	8,689,372
		290,742,986
AUSTRIA — 0.2%
Erste Group Bank AG (a)	65,346	2,221,088
OMV AG	34,411	1,749,574
Raiffeisen Bank International AG (a)	34,387	756,973
Verbund AG (b)	15,343	1,118,023
Voestalpine AG	26,238	1,089,489
		6,935,147
BELGIUM — 0.8%
Ageas SA/NV	38,086	2,307,952
Anheuser-Busch InBev SA	173,208	10,941,955
Elia Group SA	6,832	753,984
Etablissements Franz Colruyt NV	12,414	742,056
Galapagos NV (a)	9,816	762,809
Groupe Bruxelles Lambert SA	25,073	2,600,871
KBC Group NV (a)	56,404	4,110,079
Proximus SADP	40,640	886,503
Sofina SA	3,463	1,174,213
Solvay SA	17,518	2,186,541
UCB SA	27,486	2,620,523
Umicore SA	46,251	2,458,647
		31,546,133
BRAZIL — 0.1%
Yara International ASA	40,982	2,135,432
CHILE — 0.1%
Antofagasta PLC	92,092	2,147,304
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	842,500	2,942,186

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (b)(c)	393,700	$ 1,174,853
ESR Cayman, Ltd. (a)(c)	387,200	1,267,516
Prosus NV	108,137	12,048,450
Wilmar International, Ltd.	440,800	1,778,160
		19,211,165
DENMARK — 2.3%
Ambu A/S Class B	37,433	1,762,228
AP Moller - Maersk A/S Class A	700	1,527,667
AP Moller - Maersk A/S Class B	1,358	3,162,182
Carlsberg AS Class B	22,297	3,434,075
Chr. Hansen Holding A/S (a)	24,085	2,193,853
Coloplast A/S Class B	25,837	3,894,362
Danske Bank A/S	149,220	2,799,076
Demant A/S (a)	23,412	994,130
DSV Panalpina A/S	45,535	8,955,240
Genmab A/S (a)	14,325	4,724,480
GN Store Nord A/S	27,253	2,150,799
H Lundbeck A/S	14,575	499,119
Novo Nordisk A/S Class B	382,665	25,987,924
Novozymes A/S Class B	45,083	2,894,654
Orsted A/S (c)	41,597	6,734,587
Pandora A/S (a)	22,173	2,381,304
Rockwool International A/S Class B	1,854	783,444
Tryg A/S (b)	75,332	1,780,935
Vestas Wind Systems A/S	43,433	8,936,507
		85,596,566
FINLAND — 1.2%
Elisa Oyj	33,812	2,032,264
Fortum Oyj	104,227	2,788,053
Kesko Oyj Class B	57,309	1,756,625
Kone Oyj Class B	75,357	6,169,580
Neste Oyj	96,626	5,139,929
Nokia Oyj (a)	1,270,136	5,082,204
Nordea Bank Abp	732,904	7,231,250
Orion Oyj Class B (b)	23,073	926,611
Sampo Oyj Class A	106,567	4,818,296
Stora Enso Oyj Class R	132,563	2,478,018
UPM-Kymmene Oyj	122,973	4,426,957
Wartsila OYJ Abp (b)	95,439	1,002,121
		43,851,908
FRANCE — 10.6%
Accor SA (a)	42,276	1,597,933
Adevinta ASA (a)	47,690	703,365
Aeroports de Paris (a)	5,916	708,518
Air Liquide SA	105,269	17,234,558
Airbus SE (a)	130,591	14,817,300
Alstom SA (a)	57,713	2,884,134
Amundi SA (a)(c)	13,764	1,103,259
Arkema SA	16,060	1,950,763
Atos SE (a)	23,181	1,812,312
Security Description	Shares	Value
AXA SA	428,020	$ 11,512,337
BioMerieux	8,992	1,146,660
BNP Paribas SA (a)	249,572	15,217,537
Bollore SA	188,302	911,360
Bouygues SA	50,447	2,027,136
Bureau Veritas SA (a)	64,040	1,826,710
Capgemini SE	35,312	6,021,965
Carrefour SA	135,532	2,460,245
Cie de Saint-Gobain (a)	113,646	6,721,146
Cie Generale des Etablissements Michelin SCA	38,387	5,759,085
CNP Assurances (a)	43,665	831,888
Covivio REIT	11,839	1,015,749
Credit Agricole SA (a)	263,491	3,823,010
Danone SA	136,562	9,389,323
Dassault Aviation SA (a)	605	674,792
Dassault Systemes SE	28,931	6,202,072
Edenred	53,791	2,815,842
Eiffage SA (a)	17,761	1,781,847
Electricite de France SA (a)	144,832	1,947,328
Engie SA (a)	399,638	5,685,650
EssilorLuxottica SA	63,489	10,360,791
Eurazeo SE (a)	7,897	602,359
Faurecia SE (a)(d)	22,896	1,222,506
Faurecia SE (a)(d)	4,239	225,739
Gecina SA REIT	9,903	1,366,417
Getlink SE (a)	95,283	1,464,778
Hermes International	6,985	7,749,736
Iliad SA	3,166	603,174
Ipsen SA	9,549	820,958
Kering SA	17,013	11,769,274
Klepierre SA REIT	44,201	1,033,014
La Francaise des Jeux SAEM (c)	18,485	842,294
Legrand SA	59,995	5,593,019
L'Oreal SA	56,008	21,511,993
LVMH Moet Hennessy Louis Vuitton SE	61,935	41,353,232
Natixis SA (a)	221,885	1,064,509
Orange SA	454,223	5,608,074
Orpea SA (a)	12,027	1,396,570
Pernod Ricard SA	46,317	8,712,537
Publicis Groupe SA	51,415	3,144,674
Remy Cointreau SA	4,727	875,013
Renault SA (a)	41,712	1,810,460
Safran SA (a)	71,530	9,756,227
Sanofi	252,349	24,987,340
Sartorius Stedim Biotech	6,218	2,566,574
Schneider Electric SE	119,795	18,338,548
SCOR SE (a)	33,341	1,140,303
SEB SA	5,481	968,849
Societe Generale SA (a)	177,778	4,662,549
Sodexo SA (a)	20,638	1,983,642
Suez SA	75,713	1,607,077
Teleperformance	13,084	4,779,364

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Thales SA	23,415	$ 2,331,463
TOTAL SE	561,290	26,238,924
Ubisoft Entertainment SA (a)	21,613	1,648,065
Unibail-Rodamco-Westfield REIT (a)	30,212	2,426,627
Valeo SA	53,270	1,813,759
Veolia Environnement SA	120,108	3,085,820
Vinci SA	115,407	11,849,317
Vivendi SE	187,796	6,180,063
Wendel SE	6,911	860,172
Worldline SA (a)(c)	52,081	4,372,897
		391,312,525
GERMANY — 9.2%
Adidas AG (a)	41,995	13,138,754
Allianz SE	91,171	23,257,607
Aroundtown SA	214,113	1,527,497
BASF SE	204,128	16,995,332
Bayer AG	218,168	13,836,031
Bayerische Motoren Werke AG	73,517	7,644,205
Bayerische Motoren Werke AG Preference Shares	12,415	990,023
Bechtle AG	6,283	1,180,767
Beiersdorf AG	22,225	2,353,505
Brenntag SE	33,007	2,824,138
Carl Zeiss Meditec AG	8,478	1,280,398
Commerzbank AG (a)	228,232	1,402,364
Continental AG (a)	25,118	3,327,036
Covestro AG (c)	39,523	2,663,521
Daimler AG	190,125	16,984,724
Delivery Hero SE (a)(c)	28,895	3,752,611
Deutsche Bank AG (a)	444,840	5,326,492
Deutsche Boerse AG	41,623	6,931,892
Deutsche Lufthansa AG (a)	64,206	853,090
Deutsche Post AG	218,174	11,979,932
Deutsche Telekom AG	739,667	14,926,400
Deutsche Wohnen SE	78,026	3,647,982
E.ON SE	488,486	5,697,540
Evonik Industries AG	48,315	1,712,623
Fresenius Medical Care AG & Co. KGaA	48,583	3,581,285
Fresenius SE & Co. KGaA	92,062	4,109,452
Fuchs Petrolub SE Preference Shares	15,262	732,564
GEA Group AG	34,919	1,434,358
Hannover Rueck SE	14,012	2,565,760
HeidelbergCement AG	33,201	3,022,576
HelloFresh SE (a)	34,012	2,542,364
Henkel AG & Co. KGaA Preference Shares	39,237	4,420,605
Henkel AG & Co. KGaA	23,494	2,331,874
HOCHTIEF AG	6,344	568,900
Infineon Technologies AG	288,057	12,240,392
KION Group AG	14,921	1,476,585
Knorr-Bremse AG	15,321	1,916,280
LANXESS AG	19,847	1,466,283
Security Description	Shares	Value
LEG Immobilien SE	16,844	$ 2,220,403
Merck KGaA	29,082	4,983,452
MTU Aero Engines AG	12,036	2,839,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,957	9,554,371
Nemetschek SE	13,024	832,706
Porsche Automobil Holding SE Preference Shares	34,064	3,620,001
Puma SE (a)	22,562	2,215,239
Rational AG	1,178	917,233
RWE AG	141,236	5,547,539
SAP SE	232,775	28,567,258
Sartorius AG Preference Shares	8,092	4,043,874
Scout24 AG (c)	22,546	1,714,440
Siemens AG	170,463	28,048,310
Siemens Energy AG (a)	90,243	3,246,575
Siemens Healthineers AG (c)	58,304	3,165,839
Symrise AG	28,935	3,516,354
TeamViewer AG (a)(c)	33,621	1,439,522
Telefonica Deutschland Holding AG	255,715	751,354
Uniper SE	42,784	1,552,770
United Internet AG	23,175	931,525
Volkswagen AG	7,625	2,770,945
Volkswagen AG Preference Shares	40,963	11,487,108
Vonovia SE	117,769	7,709,651
Zalando SE (a)(c)	33,849	3,327,426
		341,646,720
HONG KONG — 2.8%
AIA Group, Ltd.	2,696,600	32,708,343
ASM Pacific Technology, Ltd.	61,500	783,538
Bank of East Asia, Ltd.	339,039	722,171
CK Asset Holdings, Ltd.	593,179	3,601,290
CK Infrastructure Holdings, Ltd.	153,000	909,209
CLP Holdings, Ltd.	356,000	3,457,222
Hang Lung Properties, Ltd.	494,000	1,283,538
Hang Seng Bank, Ltd.	175,600	3,399,314
Henderson Land Development Co., Ltd.	323,436	1,451,925
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	582,879
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,309,742
Hong Kong & China Gas Co., Ltd.	2,308,424	3,652,170
Hong Kong Exchanges & Clearing, Ltd.	267,830	15,757,442
Hongkong Land Holdings, Ltd.	254,100	1,247,631
Jardine Matheson Holdings, Ltd.	47,100	3,079,869

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jardine Strategic Holdings, Ltd.	47,600	$ 1,571,752
Link REIT	450,418	4,101,846
Melco Resorts & Entertainment, Ltd. ADR (a)	52,823	1,051,706
MTR Corp., Ltd.	346,101	1,961,007
New World Development Co., Ltd.	349,269	1,805,994
PCCW, Ltd.	971,136	547,122
Power Assets Holdings, Ltd.	316,000	1,865,650
Sino Land Co., Ltd. (b)	648,759	902,903
Sun Hung Kai Properties, Ltd.	284,000	4,303,224
Swire Pacific, Ltd. Class A	113,500	851,128
Swire Properties, Ltd.	294,600	911,335
Techtronic Industries Co., Ltd.	300,500	5,140,749
WH Group, Ltd. (c)	2,056,809	1,666,728
Wharf Real Estate Investment Co., Ltd.	391,000	2,190,258
Xinyi Glass Holdings, Ltd.	418,000	1,365,653
		104,183,338
IRELAND — 0.7%
CRH PLC	179,063	8,411,792
Flutter Entertainment PLC (a)	36,767	7,920,802
Kerry Group PLC Class A	36,348	4,558,201
Kingspan Group PLC	33,279	2,827,855
Smurfit Kappa Group PLC	56,403	2,662,223
		26,380,873
ISRAEL — 0.5%
Azrieli Group, Ltd.	7,846	484,919
Bank Hapoalim BM (a)	243,316	1,895,628
Bank Leumi Le-Israel BM (a)	315,202	2,079,481
Check Point Software Technologies, Ltd. (a)	25,910	2,901,143
Elbit Systems, Ltd.	6,111	866,246
ICL Group, Ltd.	162,743	955,073
Israel Discount Bank, Ltd. Class A (a)	235,706	981,784
Mizrahi Tefahot Bank, Ltd. (a)	33,833	884,100
Nice, Ltd. (a)	14,292	3,094,378
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	1,918,271
Teva Pharmaceutical Industries, Ltd. (a)	71,135	810,393
Wix.com, Ltd. (a)	12,700	3,546,094
		20,417,510
ITALY — 2.0%
Amplifon SpA (a)	28,656	1,068,984
Assicurazioni Generali SpA (a)	240,419	4,820,547
Atlantia SpA (a)	109,746	2,057,301
Davide Campari-Milano NV	126,872	1,424,323
DiaSorin SpA	5,764	926,741
Security Description	Shares	Value
Enel SpA	1,804,105	$ 18,008,248
Eni SpA	563,571	6,950,855
Ferrari NV	28,263	5,924,339
FinecoBank Banca Fineco SpA (a)	135,677	2,225,280
Infrastrutture Wireless Italiane SpA (c)	77,345	863,584
Intesa Sanpaolo SpA (a)	3,646,547	9,902,305
Mediobanca Banca di Credito Finanziario SpA (a)	130,859	1,454,319
Moncler SpA (a)	41,485	2,382,769
Nexi SpA (a)(c)	92,538	1,618,347
Poste Italiane SpA (c)	121,311	1,545,532
Prysmian SpA	55,227	1,798,608
Recordati Industria Chimica e Farmaceutica SpA	22,652	1,221,192
Snam SpA	435,950	2,422,494
Telecom Italia SpA (d)	1,679,791	910,527
Telecom Italia SpA (d)	1,172,567	675,829
Terna Rete Elettrica Nazionale SpA	315,092	2,384,168
UniCredit SpA (a)	468,004	4,957,554
		75,543,846
JAPAN — 24.3%
ABC-Mart, Inc.	8,800	496,941
Acom Co., Ltd.	91,400	425,982
Advantest Corp.	45,000	3,942,081
Aeon Co., Ltd.	148,100	4,421,556
Aeon Mall Co., Ltd.	24,100	419,842
AGC, Inc.	45,000	1,885,520
Air Water, Inc.	37,200	653,104
Aisin Seiki Co., Ltd. (b)	37,200	1,413,937
Ajinomoto Co., Inc.	100,600	2,062,528
Alfresa Holdings Corp.	45,600	880,224
Amada Co., Ltd.	65,200	728,116
ANA Holdings, Inc. (a)	39,200	912,420
Asahi Group Holdings, Ltd.	102,600	4,331,484
Asahi Intecc Co., Ltd.	43,800	1,208,959
Asahi Kasei Corp.	270,700	3,122,237
Astellas Pharma, Inc.	410,200	6,318,194
Azbil Corp.	28,400	1,224,670
Bandai Namco Holdings, Inc.	45,400	3,242,916
Bank of Kyoto, Ltd. (b)	12,500	770,362
Bridgestone Corp.	116,200	4,705,837
Brother Industries, Ltd.	53,900	1,194,580
Calbee, Inc.	20,900	533,754
Canon, Inc.	227,400	5,149,941
Capcom Co., Ltd.	40,600	1,320,878
Casio Computer Co., Ltd. (b)	41,000	773,620
Central Japan Railway Co.	31,800	4,762,805
Chiba Bank, Ltd.	134,000	879,186
Chubu Electric Power Co., Inc.	134,800	1,738,371
Chugai Pharmaceutical Co., Ltd.	150,900	6,130,227

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Chugoku Electric Power Co., Inc.	60,000	$ 737,919
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	507,999
Concordia Financial Group, Ltd.	213,800	868,744
Cosmos Pharmaceutical Corp.	3,900	609,529
CyberAgent, Inc.	88,800	1,601,615
Dai Nippon Printing Co., Ltd.	58,500	1,227,706
Daifuku Co., Ltd.	22,600	2,217,050
Dai-ichi Life Holdings, Inc.	241,500	4,156,860
Daiichi Sankyo Co., Ltd.	380,600	11,108,009
Daikin Industries, Ltd.	55,100	11,129,701
Daito Trust Construction Co., Ltd.	15,100	1,753,240
Daiwa House Industry Co., Ltd.	128,800	3,777,745
Daiwa House REIT Investment Corp.	452	1,215,287
Daiwa Securities Group, Inc.	327,300	1,694,555
Denso Corp.	98,000	6,515,891
Dentsu Group, Inc.	47,400	1,522,805
Disco Corp.	6,400	2,012,670
East Japan Railway Co.	66,600	4,724,682
Eisai Co., Ltd.	56,500	3,793,425
ENEOS HoldingS, Inc.	701,100	3,182,550
FANUC Corp.	42,500	10,071,154
Fast Retailing Co., Ltd.	12,900	10,288,480
Fuji Electric Co., Ltd. (b)	30,600	1,276,615
FUJIFILM Holdings Corp.	80,200	4,769,178
Fujitsu, Ltd.	44,100	6,385,520
Fukuoka Financial Group, Inc. (b)	40,900	776,915
GLP J-REIT	990	1,628,796
GMO Payment Gateway, Inc.	9,000	1,195,656
Hakuhodo DY Holdings, Inc.	55,500	926,674
Hamamatsu Photonics KK	32,300	1,911,692
Hankyu Hanshin Holdings, Inc.	50,400	1,616,905
Harmonic Drive Systems, Inc. (b)	8,900	602,462
Hikari Tsushin, Inc.	4,800	967,385
Hino Motors, Ltd.	63,000	542,769
Hirose Electric Co., Ltd.	6,510	1,002,717
Hisamitsu Pharmaceutical Co., Inc.	9,700	632,914
Hitachi Construction Machinery Co., Ltd.	24,800	795,620
Hitachi Metals, Ltd. (a)	41,700	687,578
Hitachi, Ltd.	214,200	9,700,062
Honda Motor Co., Ltd.	360,000	10,813,032
Hoshizaki Corp.	11,500	1,028,235
Hoya Corp.	83,200	9,792,000
Hulic Co., Ltd.	65,600	774,733
Ibiden Co., Ltd.	24,300	1,119,339
Idemitsu Kosan Co., Ltd. (b)	47,140	1,217,535
Security Description	Shares	Value
Iida Group Holdings Co., Ltd.	35,900	$ 869,397
Inpex Corp.	226,600	1,550,313
Isuzu Motors, Ltd.	127,300	1,369,771
Ito En, Ltd.	11,600	712,796
ITOCHU Corp. (b)	297,600	9,660,554
Itochu Techno-Solutions Corp.	22,200	716,226
Japan Airlines Co., Ltd. (a)	28,300	632,588
Japan Airport Terminal Co., Ltd. (a)	12,400	610,462
Japan Exchange Group, Inc.	110,200	2,587,955
Japan Metropolitan Fund Invest REIT	1,663	1,702,129
Japan Post Bank Co., Ltd. (b)	94,700	911,862
Japan Post Holdings Co., Ltd. (a)	354,500	3,165,476
Japan Post Insurance Co., Ltd.	55,100	1,133,913
Japan Real Estate Investment Corp. REIT	281	1,660,570
Japan Tobacco, Inc.	272,600	5,242,308
JFE Holdings, Inc.	101,300	1,249,519
JSR Corp.	43,400	1,311,819
Kajima Corp.	98,500	1,400,394
Kakaku.com, Inc.	33,100	904,634
Kansai Electric Power Co., Inc.	159,100	1,724,903
Kansai Paint Co., Ltd.	37,800	1,010,851
Kao Corp.	107,300	7,101,221
KDDI Corp.	357,300	10,977,679
Keihan Holdings Co., Ltd.	23,800	990,769
Keikyu Corp.	55,000	831,719
Keio Corp.	22,700	1,528,398
Keisei Electric Railway Co., Ltd.	26,300	861,593
Keyence Corp.	40,600	18,470,244
Kikkoman Corp.	33,200	1,979,982
Kintetsu Group Holdings Co., Ltd. (a)	38,900	1,485,593
Kirin Holdings Co., Ltd.	187,100	3,590,458
Kobayashi Pharmaceutical Co., Ltd.	11,200	1,047,023
Kobe Bussan Co., Ltd.	26,600	713,747
Koei Tecmo Holdings Co., Ltd.	13,520	607,482
Koito Manufacturing Co., Ltd. (b)	22,500	1,510,860
Komatsu, Ltd.	193,500	5,987,118
Konami Holdings Corp.	19,200	1,145,050
Kose Corp.	7,100	1,006,208
Kubota Corp.	227,000	5,175,805
Kuraray Co., Ltd.	75,800	866,384
Kurita Water Industries, Ltd.	23,800	1,022,000
Kyocera Corp.	72,700	4,621,878
Kyowa Kirin Co., Ltd.	63,500	1,902,127
Kyushu Electric Power Co., Inc.	74,100	732,282

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kyushu Railway Co.	34,000	$ 792,000
Lasertec Corp.	17,600	2,312,688
Lawson, Inc.	12,000	589,683
Lion Corp.	53,300	1,041,400
Lixil Corp.	58,000	1,614,027
M3, Inc.	98,300	6,735,107
Makita Corp. (b)	51,600	2,215,765
Marubeni Corp.	362,400	3,019,891
Marui Group Co., Ltd.	37,200	699,899
Mazda Motor Corp. (a)	114,100	931,386
McDonald's Holdings Co. Japan, Ltd.	16,000	738,462
Medipal Holdings Corp.	46,300	889,966
MEIJI Holdings Co., Ltd. (b)	24,800	1,597,973
Mercari, Inc. (a)	21,400	972,199
MINEBEA MITSUMI, Inc.	79,200	2,027,663
MISUMI Group, Inc.	60,300	1,754,430
Mitsubishi Chemical Holdings Corp.	282,700	2,123,192
Mitsubishi Corp.	300,600	8,514,733
Mitsubishi Electric Corp.	401,400	6,126,345
Mitsubishi Estate Co., Ltd.	258,000	4,512,081
Mitsubishi Gas Chemical Co., Inc.	35,900	881,743
Mitsubishi Heavy Industries, Ltd.	73,400	2,291,010
Mitsubishi UFJ Financial Group, Inc.	2,712,000	14,522,085
Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	107,500	649,864
Mitsui & Co., Ltd.	362,200	7,545,560
Mitsui Chemicals, Inc.	41,300	1,306,276
Mitsui Fudosan Co., Ltd.	200,300	4,556,145
Miura Co., Ltd.	19,600	1,060,706
Mizuho Financial Group, Inc.	541,740	7,839,297
MonotaRO Co., Ltd.	57,200	1,549,835
MS&AD Insurance Group Holdings, Inc.	98,800	2,904,988
Murata Manufacturing Co., Ltd.	127,000	10,162,299
Nabtesco Corp.	24,800	1,135,638
Nagoya Railroad Co., Ltd. (a)	43,100	1,026,989
NEC Corp.	56,200	3,316,054
Nexon Co., Ltd.	105,500	3,427,557
NGK Insulators, Ltd.	63,000	1,153,955
NGK Spark Plug Co., Ltd. (b)	36,100	624,318
NH Foods, Ltd.	15,900	682,765
Nidec Corp.	99,200	12,061,104
Nihon M&A Center, Inc.	69,400	1,879,767
Nintendo Co., Ltd.	24,900	13,928,226
Nippon Building Fund, Inc. REIT	348	2,050,208
Nippon Express Co., Ltd.	15,300	1,140,923
Nippon Paint Holdings Co., Ltd.	165,000	2,381,674
Nippon Prologis REIT, Inc.	499	1,605,380
Nippon Sanso Holdings Corp.	34,900	664,521
Security Description	Shares	Value
Nippon Shinyaku Co., Ltd.	11,200	$ 834,172
Nippon Steel Corp.	181,200	3,093,519
Nippon Telegraph & Telephone Corp.	289,300	7,440,639
Nippon Yusen KK	36,900	1,260,611
Nissan Chemical Corp.	28,900	1,545,692
Nissan Motor Co., Ltd. (a)	525,100	2,926,779
Nisshin Seifun Group, Inc.	46,800	783,529
Nissin Foods Holdings Co., Ltd. (b)	15,300	1,136,769
Nitori Holdings Co., Ltd.	17,300	3,354,321
Nitto Denko Corp.	36,000	3,081,991
Nomura Holdings, Inc.	709,300	3,732,009
Nomura Real Estate Holdings, Inc.	21,100	508,882
Nomura Real Estate Master Fund, Inc. REIT	889	1,338,729
Nomura Research Institute, Ltd.	69,200	2,144,887
NSK, Ltd.	69,100	709,760
NTT Data Corp.	146,500	2,271,081
Obayashi Corp.	143,500	1,318,122
Obic Co., Ltd. (b)	15,700	2,874,308
Odakyu Electric Railway Co., Ltd.	62,300	1,705,498
Oji Holdings Corp.	182,000	1,179,294
Olympus Corp.	257,900	5,347,049
Omron Corp.	41,800	3,268,344
Ono Pharmaceutical Co., Ltd.	82,700	2,162,923
Oracle Corp.	7,900	772,127
Oriental Land Co., Ltd.	45,000	6,770,362
ORIX Corp.	287,800	4,865,253
Orix JREIT, Inc.	642	1,117,835
Osaka Gas Co., Ltd.	85,000	1,659,231
Otsuka Corp.	24,100	1,129,756
Otsuka Holdings Co., Ltd.	88,200	3,741,117
Pan Pacific International Holdings Corp.	88,400	2,088,800
Panasonic Corp.	485,900	6,259,535
PeptiDream, Inc. (a)	19,400	888,362
Persol Holdings Co., Ltd.	41,200	806,849
Pigeon Corp.	25,300	961,629
Pola Orbis Holdings, Inc.	20,800	501,459
Rakuten, Inc.	199,300	2,378,975
Recruit Holdings Co., Ltd.	303,900	14,853,972
Renesas Electronics Corp. (a)	167,600	1,820,091
Resona Holdings, Inc.	468,000	1,968,565
Ricoh Co., Ltd. (b)	145,300	1,477,984
Rinnai Corp.	7,700	863,376
Rohm Co., Ltd.	20,500	2,005,475
Ryohin Keikaku Co., Ltd.	51,300	1,215,415
Santen Pharmaceutical Co., Ltd.	78,900	1,087,463
SBI Holdings, Inc.	50,600	1,373,756
SCSK Corp.	11,000	653,032
Secom Co., Ltd.	46,700	3,935,901

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sega Sammy Holdings, Inc.	45,300	$ 707,992
Seibu Holdings, Inc. (a)	48,100	531,059
Seiko Epson Corp. (b)	56,900	926,878
Sekisui Chemical Co., Ltd.	81,000	1,557,692
Sekisui House, Ltd.	133,100	2,859,542
Seven & i Holdings Co., Ltd.	165,800	6,696,519
SG Holdings Co., Ltd.	73,800	1,694,395
Sharp Corp. (b)	52,900	914,380
Shimadzu Corp.	50,100	1,815,842
Shimamura Co., Ltd.	5,100	589,385
Shimano, Inc.	16,900	4,033,824
Shimizu Corp.	125,300	1,016,007
Shin-Etsu Chemical Co., Ltd.	78,600	13,237,520
Shinsei Bank, Ltd. (b)	28,400	459,797
Shionogi & Co., Ltd.	56,800	3,059,490
Shiseido Co., Ltd.	88,700	5,957,750
Shizuoka Bank, Ltd. (b)	103,100	811,738
SMC Corp.	12,600	7,333,086
Softbank Corp. (b)	639,800	8,328,980
SoftBank Group Corp.	349,400	29,501,376
Sohgo Security Services Co., Ltd.	15,800	747,819
Sompo Holdings, Inc.	74,600	2,863,830
Sony Corp.	281,200	29,506,914
Square Enix Holdings Co., Ltd.	18,900	1,051,900
Stanley Electric Co., Ltd.	26,500	790,204
Subaru Corp. (b)	132,300	2,638,816
SUMCO Corp.	53,900	1,232,139
Sumitomo Chemical Co., Ltd.	310,200	1,608,548
Sumitomo Corp.	256,700	3,663,492
Sumitomo Dainippon Pharma Co., Ltd.	37,000	645,240
Sumitomo Electric Industries, Ltd.	173,700	2,606,286
Sumitomo Metal Mining Co., Ltd.	52,900	2,287,865
Sumitomo Mitsui Financial Group, Inc.	288,700	10,468,967
Sumitomo Mitsui Trust Holdings, Inc.	74,900	2,615,738
Sumitomo Realty & Development Co., Ltd.	66,500	2,350,670
Sundrug Co., Ltd.	16,700	612,081
Suntory Beverage & Food, Ltd.	29,500	1,098,575
Suzuken Co., Ltd.	17,400	681,041
Suzuki Motor Corp.	81,000	3,683,484
Sysmex Corp.	36,400	3,928,235
T&D Holdings, Inc.	119,000	1,535,692
Taiheiyo Cement Corp.	29,800	785,048
Taisei Corp.	44,200	1,708,000
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	523,385
Takeda Pharmaceutical Co., Ltd.	352,717	12,720,156
TDK Corp.	28,500	3,953,891
Security Description	Shares	Value
Teijin, Ltd.	40,600	$ 700,672
Terumo Corp.	141,800	5,131,748
THK Co., Ltd.	24,600	852,652
TIS, Inc.	51,100	1,221,313
Tobu Railway Co., Ltd.	41,600	1,120,376
Toho Co., Ltd.	23,800	967,077
Toho Gas Co., Ltd. (b)	17,900	1,106,398
Tohoku Electric Power Co., Inc.	96,500	912,602
Tokio Marine Holdings, Inc.	142,000	6,765,882
Tokyo Century Corp.	9,800	659,837
Tokyo Electric Power Co. Holdings, Inc. (a)	351,200	1,172,786
Tokyo Electron, Ltd.	33,100	14,015,828
Tokyo Gas Co., Ltd.	88,000	1,961,086
Tokyu Corp.	110,800	1,478,002
Tokyu Fudosan Holdings Corp.	119,700	709,534
Toppan Printing Co., Ltd.	59,400	1,005,231
Toray Industries, Inc.	303,500	1,956,957
Toshiba Corp.	84,500	2,860,000
Tosoh Corp.	54,900	1,052,291
TOTO, Ltd.	32,800	2,018,462
Toyo Suisan Kaisha, Ltd.	19,300	812,172
Toyoda Gosei Co., Ltd. (b)	16,800	442,121
Toyota Industries Corp.	33,600	2,998,154
Toyota Motor Corp.	472,900	36,873,361
Toyota Tsusho Corp.	47,600	2,000,923
Trend Micro, Inc.	31,700	1,589,303
Tsuruha Holdings, Inc.	8,200	1,059,692
Unicharm Corp.	89,700	3,770,647
United Urban Investment Corp. REIT	602	809,567
USS Co., Ltd.	53,400	1,045,770
Welcia Holdings Co., Ltd.	21,000	722,172
West Japan Railway Co.	37,200	2,065,357
Yakult Honsha Co., Ltd.	29,300	1,484,887
Yamada Holdings Co., Ltd.	160,900	869,297
Yamaha Corp.	31,400	1,707,819
Yamaha Motor Co., Ltd.	63,400	1,555,452
Yamato Holdings Co., Ltd.	65,200	1,790,787
Yamazaki Baking Co., Ltd. (b)	30,000	485,701
Yaskawa Electric Corp.	55,100	2,747,520
Yokogawa Electric Corp.	54,700	1,008,856
Z Holdings Corp.	592,500	2,952,312
ZOZO, Inc.	22,600	668,796
		901,059,953
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	37,237	1,169,316
LUXEMBOURG — 0.3%
ArcelorMittal SA (a)	158,813	4,597,259
Eurofins Scientific SE (a)	30,901	2,960,275
SES SA	94,603	753,180
Tenaris SA	94,688	1,069,688
		9,380,402

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MACAU — 0.2%
Galaxy Entertainment Group, Ltd. (a)	494,000	$ 4,447,903
Sands China, Ltd. (a)	553,200	2,764,417
SJM Holdings, Ltd.	457,000	597,228
Wynn Macau, Ltd. (a)	316,800	616,123
		8,425,671
MEXICO — 0.0% (e)
Fresnillo PLC	42,398	505,527
NETHERLANDS — 4.7%
ABN AMRO Bank NV (a)(c)	90,661	1,103,898
Adyen NV (a)(c)	4,050	9,060,589
Aegon NV	410,480	1,953,869
Akzo Nobel NV	42,537	4,763,401
Argenx SE (a)	10,057	2,770,605
ASM International NV	10,513	3,064,269
ASML Holding NV	95,028	57,741,845
EXOR NV	22,886	1,935,035
Heineken Holding NV	24,617	2,195,965
Heineken NV	58,187	5,992,082
ING Groep NV	861,047	10,557,059
JDE Peet's NV (a)	17,251	634,610
Just Eat Takeaway.com NV (a)(c)	27,292	2,521,837
Koninklijke Ahold Delhaize NV	242,398	6,766,143
Koninklijke DSM NV	38,715	6,565,898
Koninklijke KPN NV	765,637	2,604,174
Koninklijke Philips NV (a)	201,904	11,550,463
Koninklijke Vopak NV	13,625	679,771
NN Group NV	61,952	3,035,539
Randstad NV	25,994	1,832,433
Royal Dutch Shell PLC Class A	911,638	17,782,598
Royal Dutch Shell PLC Class B	822,961	15,158,120
Wolters Kluwer NV	59,771	5,206,843
		175,477,046
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	166,643	1,006,027
Auckland International Airport, Ltd. (a)	272,054	1,493,779
Fisher & Paykel Healthcare Corp., Ltd.	131,099	2,947,269
Mercury NZ, Ltd.	166,846	759,529
Meridian Energy, Ltd.	305,752	1,154,180
Ryman Healthcare, Ltd.	94,456	1,012,130
Spark New Zealand, Ltd.	418,418	1,312,815
Xero, Ltd. (a)	27,944	2,693,007
		12,378,736
NORWAY — 0.6%
DNB ASA	217,000	4,626,568
Equinor ASA	226,820	4,445,341
Gjensidige Forsikring ASA	43,976	1,033,414
Security Description	Shares	Value
Mowi ASA	96,866	$ 2,407,934
Norsk Hydro ASA	297,037	1,905,468
Orkla ASA	173,932	1,708,278
Schibsted ASA Class A (a)	17,399	731,723
Schibsted ASA Class B (a)	24,544	879,821
Telenor ASA	155,677	2,744,661
		20,483,208
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	636,398	3,642,557
Galp Energia SGPS SA	106,082	1,236,807
Jeronimo Martins SGPS SA	58,599	988,304
		5,867,668
RUSSIA — 0.0% (e)
Evraz PLC	126,311	1,007,288
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	747,915	1,697,783
CapitaLand Integrated Commercial Trust REIT	950,091	1,534,458
CapitaLand, Ltd.	615,482	1,722,397
City Developments, Ltd.	96,600	573,733
DBS Group Holdings, Ltd.	405,352	8,685,683
Genting Singapore, Ltd.	1,319,900	903,772
Keppel Corp., Ltd.	337,300	1,335,543
Mapletree Commercial Trust REIT	493,800	779,143
Mapletree Logistics Trust REIT	602,432	865,357
Oversea-Chinese Banking Corp., Ltd.	744,149	6,507,704
Singapore Airlines, Ltd. (a)	267,049	1,103,098
Singapore Exchange, Ltd.	182,300	1,352,732
Singapore Technologies Engineering, Ltd.	346,900	1,004,347
Singapore Telecommunications, Ltd.	1,811,900	3,290,441
Suntec Real Estate Investment Trust	349,400	405,674
United Overseas Bank, Ltd.	268,090	5,153,888
UOL Group, Ltd.	95,932	564,054
Venture Corp., Ltd.	54,700	816,673
		38,296,480
SOUTH AFRICA — 0.3%
Anglo American PLC	271,271	10,638,702
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	57,937	1,924,317
Aena SME SA (a)(c)	15,827	2,572,583
Amadeus IT Group SA (a)	100,117	7,104,761
Banco Bilbao Vizcaya Argentaria SA	1,482,700	7,712,821
Banco Santander SA (a)	3,877,982	13,203,918

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CaixaBank SA	787,847	$ 2,443,598
Cellnex Telecom SA (b)(c)	72,479	4,182,560
Enagas SA	57,883	1,259,913
Endesa SA	72,976	1,934,941
Ferrovial SA	107,824	2,817,108
Grifols SA	66,280	1,739,481
Iberdrola SA	1,359,738	17,555,121
Industria de Diseno Textil SA	242,746	8,016,909
Naturgy Energy Group SA	64,019	1,572,547
Red Electrica Corp. SA	102,455	1,818,271
Repsol SA	332,454	4,126,140
Siemens Gamesa Renewable Energy SA	53,578	2,078,016
Telefonica SA	1,146,741	5,144,415
		87,207,420
SWEDEN — 3.3%
Alfa Laval AB (a)	68,956	2,088,545
Assa Abloy AB Class B	225,531	6,494,531
Atlas Copco AB Class A	147,901	9,020,361
Atlas Copco AB Class B	87,420	4,558,401
Boliden AB	62,314	2,316,319
Electrolux AB Class B (b)	48,614	1,350,838
Epiroc AB Class A	141,631	3,214,049
Epiroc AB Class B	81,797	1,707,486
EQT AB	50,827	1,676,487
Essity AB Class B (b)	138,577	4,386,425
Evolution Gaming Group AB (c)	36,824	5,433,001
Fastighets AB Balder Class B (a)	23,305	1,156,654
H & M Hennes & Mauritz AB Class B (a)(b)	179,187	4,044,726
Hexagon AB Class B	61,557	5,689,377
Husqvarna AB Class B	101,271	1,461,617
ICA Gruppen AB	22,934	1,123,506
Industrivarden AB Class A (a)	24,590	906,154
Industrivarden AB Class C (a)	35,307	1,241,130
Investment AB Latour Class B	30,644	795,254
Investor AB Class B (a)	100,193	8,005,049
Kinnevik AB Class B	54,272	2,643,770
L E Lundbergforetagen AB Class B (a)	17,802	973,807
Lundin Energy AB	41,757	1,314,562
Nibe Industrier AB Class B	73,037	2,269,130
Sandvik AB (a)	247,686	6,780,157
Securitas AB Class B	64,085	1,091,819
Skandinaviska Enskilda Banken AB Class A (b)	364,332	4,449,496
Skanska AB Class B (b)	74,574	1,873,697
SKF AB Class B (b)	84,434	2,404,291
Svenska Cellulosa AB SCA Class B (a)	130,517	2,314,216
Svenska Handelsbanken AB Class A	346,035	3,765,919
Swedbank AB Class A	198,217	3,499,833
Security Description	Shares	Value
Swedish Match AB	36,672	$ 2,868,530
Tele2 AB Class B	108,904	1,471,828
Telefonaktiebolaget LM Ericsson Class B	643,065	8,524,966
Telia Co. AB	528,084	2,291,961
Volvo AB Class B (a)(b)	313,430	7,943,357
		123,151,249
SWITZERLAND — 9.1%
ABB, Ltd.	408,525	12,397,040
Adecco Group AG	33,927	2,294,123
Alcon, Inc. (a)	108,566	7,634,169
Baloise Holding AG	10,882	1,859,242
Banque Cantonale Vaudoise	7,799	764,031
Barry Callebaut AG	655	1,486,564
Chocoladefabriken Lindt & Spruengli AG (d)	223	1,954,789
Chocoladefabriken Lindt & Spruengli AG (d)	23	2,113,903
Cie Financiere Richemont SA	115,072	11,094,547
Clariant AG	44,228	895,697
Coca-Cola HBC AG	42,572	1,356,816
Credit Suisse Group AG	539,678	5,678,044
EMS-Chemie Holding AG	1,712	1,535,279
Geberit AG	8,109	5,183,419
Givaudan SA	2,057	7,960,042
Julius Baer Group, Ltd.	50,226	3,225,479
Kuehne + Nagel International AG	12,486	3,578,042
LafargeHolcim, Ltd.	114,569	6,761,050
Logitech International SA	36,336	3,827,606
Lonza Group AG	16,629	9,336,199
Nestle SA	640,222	71,658,062
Novartis AG	492,974	42,307,294
Partners Group Holding AG	4,167	5,344,067
Roche Holding AG Bearer Shares	7,111	2,440,475
Roche Holding AG	156,052	50,646,638
Schindler Holding AG (d)	9,092	2,681,761
Schindler Holding AG (d)	4,748	1,366,157
SGS SA	1,377	3,922,581
Sika AG	31,586	9,061,489
Sonova Holding AG (a)	11,767	3,130,698
STMicroelectronics NV	139,258	5,317,633
Straumann Holding AG	2,396	3,001,524
Swatch Group AG (d)	6,518	1,883,062
Swatch Group AG (d)	13,753	769,373
Swiss Life Holding AG	6,808	3,360,779
Swiss Prime Site AG	16,514	1,529,188
Swiss Re AG	62,430	6,166,385
Swisscom AG (b)	5,823	3,136,866
Temenos AG	15,104	2,183,392
UBS Group AG	812,895	12,640,619
Vifor Pharma AG	10,512	1,436,932
Zurich Insurance Group AG	33,399	14,315,632
		339,236,688

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 11.7%
3i Group PLC	212,705	$ 3,385,167
Admiral Group PLC	40,919	1,750,699
Ashtead Group PLC	102,167	6,099,333
Associated British Foods PLC (a)	80,678	2,688,172
AstraZeneca PLC	292,486	29,244,766
Auto Trader Group PLC (a)(c)	214,211	1,638,513
AVEVA Group PLC	23,525	1,110,694
Aviva PLC	861,837	4,853,812
BAE Systems PLC	728,819	5,078,037
Barclays PLC	3,900,883	10,006,307
Barratt Developments PLC (a)	226,275	2,331,448
Berkeley Group Holdings PLC	27,613	1,691,155
BP PLC	4,501,935	18,301,660
British American Tobacco PLC	510,296	19,530,503
British Land Co. PLC REIT	181,839	1,266,459
BT Group PLC (a)	2,007,643	4,287,876
Bunzl PLC	78,023	2,500,672
Burberry Group PLC (a)	89,298	2,339,037
CK Hutchison Holdings, Ltd.	603,500	4,808,935
CNH Industrial NV (a)	225,330	3,494,435
Coca-Cola European Partners PLC (d)	19,400	1,011,904
Coca-Cola European Partners PLC (d)	24,266	1,260,576
Compass Group PLC (a)	401,181	8,089,543
Croda International PLC	29,832	2,612,788
DCC PLC	20,599	1,787,646
Diageo PLC	520,289	21,459,916
Direct Line Insurance Group PLC	313,441	1,354,881
Entain PLC (a)	134,435	2,815,587
Experian PLC	203,939	7,025,927
GlaxoSmithKline PLC	1,116,209	19,835,639
Halma PLC	85,146	2,788,880
Hargreaves Lansdown PLC	69,116	1,469,965
HSBC Holdings PLC	4,536,233	26,486,576
Imperial Brands PLC	215,288	4,431,732
Informa PLC (a)	324,059	2,502,890
InterContinental Hotels Group PLC (a)	39,391	2,703,802
Intertek Group PLC	35,767	2,764,461
J Sainsbury PLC	428,113	1,432,369
JD Sports Fashion PLC (a)	107,276	1,220,480
Johnson Matthey PLC	41,585	1,728,704
Kingfisher PLC (a)	485,075	2,130,249
Land Securities Group PLC REIT	167,933	1,598,943
Legal & General Group PLC	1,353,487	5,211,932
Lloyds Banking Group PLC (a)	15,623,355	9,168,653
London Stock Exchange Group PLC	69,927	6,695,595
Security Description	Shares	Value
M&G PLC	546,615	$ 1,564,138
Melrose Industries PLC (a)	1,075,500	2,476,575
Mondi PLC	112,222	2,864,406
National Grid PLC	778,259	9,277,324
Natwest Group PLC	1,072,932	2,905,137
Next PLC (a)	29,174	3,166,174
Ocado Group PLC (a)	107,997	3,032,221
Pearson PLC	157,711	1,678,955
Persimmon PLC	73,451	2,979,407
Phoenix Group Holdings PLC	126,470	1,281,111
Prudential PLC	584,982	12,433,374
Reckitt Benckiser Group PLC	157,828	14,149,744
RELX PLC (d)	318,236	7,986,690
RELX PLC (d)	107,309	2,701,495
Rentokil Initial PLC (a)	407,362	2,722,510
Rolls-Royce Holdings PLC (a)	1,924,370	2,795,772
RSA Insurance Group PLC	226,162	2,124,964
Sage Group PLC	253,546	2,143,682
Schroders PLC	29,656	1,432,074
Segro PLC REIT	270,316	3,496,827
Severn Trent PLC	55,915	1,778,986
Smith & Nephew PLC	199,036	3,784,127
Smiths Group PLC	90,381	1,917,243
Spirax-Sarco Engineering PLC	16,478	2,591,756
SSE PLC	233,444	4,686,305
St James's Place PLC	124,600	2,190,142
Standard Chartered PLC	600,229	4,136,540
Standard Life Aberdeen PLC	508,523	2,033,966
Taylor Wimpey PLC (a)	844,503	2,102,533
Tesco PLC	1,736,093	5,481,617
Unilever PLC	586,394	32,814,990
United Utilities Group PLC	148,328	1,894,633
Vodafone Group PLC	5,942,106	10,811,953
Whitbread PLC (a)	46,813	2,212,782
Wm Morrison Supermarkets PLC	580,043	1,460,121
WPP PLC	277,941	3,530,274
		432,637,866
UNITED STATES — 0.6%
CyberArk Software, Ltd. (a)	8,100	1,047,654
Ferguson PLC	49,842	5,960,726
James Hardie Industries PLC CDI	96,301	2,922,171
QIAGEN NV (a)	52,113	2,527,721
Stellantis NV (d)	201,298	3,567,708
Stellantis NV (d)	248,964	4,413,688
		20,439,668
TOTAL COMMON STOCKS (Cost $2,765,101,568)		3,629,014,341

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Computershare, Ltd. (expiring 04/19/21) (a)	11,642	$ 13,478
ITALY — 0.0% (e)
SNAM SpA (expiring 04/07/21) (a) (f)	435,950	—
TOTAL RIGHTS (Cost $0)		13,478
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	33,039,758	33,049,669
State Street Navigator Securities Lending Portfolio II (i) (j)	40,490,781	40,490,781
TOTAL SHORT-TERM INVESTMENTS (Cost $73,537,146)		73,540,450
TOTAL INVESTMENTS — 99.8% (Cost $2,838,638,714)		3,702,568,269
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,732,048
NET ASSETS — 100.0%		$ 3,708,300,317
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of this security is $0, representing less than 0.05% of the Portfolio's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At March 31, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	689	06/18/2021	$75,700,321	$75,514,400	$(185,921)
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,629,014,341	$—	$—	$3,629,014,341
Rights	13,478	—	0(a)	13,478
Short-Term Investments	73,540,450	—	—	73,540,450
TOTAL INVESTMENTS	$3,702,568,269	$—	$ 0	$3,702,568,269
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(185,921)	—	—	(185,921)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (185,921)	$—	$—	$ (185,921)
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,702,382,348	$—	$—	$3,702,382,348

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	16.9%
Industrials	15.1
Consumer Discretionary	12.6
Health Care	11.7
Consumer Staples	10.0
Information Technology	8.8
Materials	7.8
Communication Services	5.1
Utilities	3.6
Energy	3.2
Real Estate	3.0
Short-Term Investments	2.0
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,248,210	$66,261,459	$146,435,371	$179,655,961	$5,496	$3,304	33,039,758	$33,049,669	$15,101
State Street Navigator Securities Lending Portfolio II	23,014,357	23,014,357	129,261,440	111,785,016	—	—	40,490,781	40,490,781	50,551
Total		$89,275,816	$ 275,696,811	$291,440,977	$5,496	$3,304		$73,540,450	$65,652
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 18.5%
State Street Equity 500 Index II Portfolio	253,812	$ 92,877,351
State Street Small/Mid Cap Equity Index Portfolio	50,192	17,649,069
		110,526,420
DOMESTIC FIXED INCOME — 46.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	383,879	41,766,035
SPDR Portfolio Short Term Corporate Bond ETF (b)	759,738	23,787,397
SPDR Portfolio Short Term Treasury ETF	3,062,095	93,883,833
State Street Aggregate Bond Index Portfolio	1,152,299	118,871,196
		278,308,461
INFLATION LINKED — 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	5,125,478	106,968,726
INTERNATIONAL EQUITY — 11.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	565,083	68,211,195
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	624,578	29,492,573
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $534,430,617)		593,507,375
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	1,164,723	1,164,723
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	28,485,972	$ 28,485,972
TOTAL SHORT-TERM INVESTMENTS (Cost $29,650,695)		$ 29,650,695
TOTAL INVESTMENTS—104.5% (Cost $564,081,312)		623,158,070
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.5)%		(26,899,307)
NET ASSETS—100.0%		$ 596,258,763
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$593,507,375	$—	$—	$593,507,375
Short-Term Investments	29,650,695	—	—	29,650,695
TOTAL INVESTMENTS	$623,158,070	$—	$—	$623,158,070
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,412,037	$ 92,233,634	$ 18,383,923	$ 3,482,158	$ 273,773	$ (440,446)	5,125,478	$106,968,726	$ 8,120
SPDR Bloomberg Barclays High Yield Bond ETF	329,346	35,878,953	7,185,858	1,272,601	10,783	(36,958)	383,879	41,766,035	293,458
SPDR Dow Jones Global Real Estate ETF	580,432	25,806,007	4,664,661	2,743,774	(69,538)	1,835,217	624,578	29,492,573	126,791
SPDR Portfolio Short Term Corporate Bond ETF	651,140	20,445,796	4,160,372	754,498	27,855	(92,128)	759,738	23,787,397	51,228
SPDR Portfolio Short Term Treasury ETF	2,631,962	80,827,553	20,980,105	7,777,501	307,805	(454,129)	3,062,095	93,883,833	27,693
State Street Aggregate Bond Index Portfolio	954,590	102,360,710	24,916,324	4,223,283	248,304	(4,430,859)	1,152,299	118,871,196	371,875
State Street Equity 500 Index II Portfolio	232,684	80,222,366	15,010,000	7,722,779	2,101,158	3,266,606	253,812	92,877,351	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	505,235	58,814,413	12,231,185	4,980,916	1,234,024	912,491	565,083	68,211,195	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,550,043	1,550,043	96,882,947	97,268,267	—	—	1,164,723	1,164,723	—
State Street Navigator Securities Lending Portfolio II	36,692,913	36,692,913	231,880,577	240,087,518	—	—	28,485,972	28,485,972	33,363
State Street Small/Mid Cap Equity Index Portfolio	46,069	15,098,214	2,900,000	1,454,999	607,357	498,497	50,192	17,649,069	—
Total		$549,930,602	$439,195,952	$371,768,294	$4,741,521	$ 1,058,291		$623,158,070	$912,528
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 24.2%
State Street Equity 500 Index II Portfolio	507,952	$ 185,874,741
State Street Small/Mid Cap Equity Index Portfolio	110,904	38,997,305
		224,872,046
DOMESTIC FIXED INCOME — 37.5%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	598,537	65,120,826
SPDR Portfolio Short Term Corporate Bond ETF (b)	559,833	17,528,371
SPDR Portfolio Short Term Treasury ETF (b)	2,223,678	68,177,967
State Street Aggregate Bond Index Portfolio	1,909,113	196,944,148
		347,771,312
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,994,793	166,851,330
INTERNATIONAL EQUITY — 15.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,172,107	141,485,039
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	979,581	46,255,815
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $825,560,754)		927,235,542
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	1,724,294	1,724,294
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	78,753,178	$ 78,753,178
TOTAL SHORT-TERM INVESTMENTS (Cost $80,477,472)		$ 80,477,472
TOTAL INVESTMENTS—108.6% (Cost $906,038,226)		1,007,713,014
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.6)%		(79,983,426)
NET ASSETS—100.0%		$ 927,729,588
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 927,235,542	$—	$—	$ 927,235,542
Short-Term Investments	80,477,472	—	—	80,477,472
TOTAL INVESTMENTS	$1,007,713,014	$—	$—	$1,007,713,014
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,423,377	$155,185,696	$ 16,792,173	$ 4,850,563	$ 383,755	$ (659,731)	7,994,793	$ 166,851,330	$ 12,965
SPDR Bloomberg Barclays High Yield Bond ETF	553,744	60,324,871	6,498,589	1,637,193	(26,854)	(38,587)	598,537	65,120,826	467,742
SPDR Dow Jones Global Real Estate ETF	975,660	43,377,844	3,872,353	3,832,210	(175,883)	3,013,711	979,581	46,255,815	195,453
SPDR Portfolio Short Term Corporate Bond ETF	486,701	15,282,412	2,651,928	359,644	6,619	(52,944)	559,833	17,528,371	36,341
SPDR Portfolio Short Term Treasury ETF	1,936,201	59,460,733	16,572,500	7,747,969	162,363	(269,660)	2,223,678	68,177,967	19,346
State Street Aggregate Bond Index Portfolio	1,695,732	181,833,361	27,945,017	5,674,851	296,236	(7,455,615)	1,909,113	196,944,148	627,013
State Street Equity 500 Index II Portfolio	510,053	175,850,802	15,982,724	17,116,108	4,631,307	6,526,016	507,952	185,874,741	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,146,664	133,483,175	12,544,787	9,481,802	950,841	3,988,038	1,172,107	141,485,039	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,639,920	2,639,920	75,113,481	76,029,107	—	—	1,724,294	1,724,294	—
State Street Navigator Securities Lending Portfolio II	46,474,866	46,474,866	315,728,043	283,449,731	—	—	78,753,178	78,753,178	50,139
State Street Small/Mid Cap Equity Index Portfolio	111,145	36,425,544	3,160,000	3,249,436	1,433,280	1,227,917	110,904	38,997,305	—
Total		$910,339,224	$496,861,595	$413,428,614	$7,661,664	$ 6,279,145		$1,007,713,014	$1,408,999
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 32.2%
State Street Equity 500 Index II Portfolio	1,060,089	$ 387,918,517
State Street Small/Mid Cap Equity Index Portfolio	263,685	92,719,365
		480,637,882
DOMESTIC FIXED INCOME — 31.2%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	887,648	96,576,103
SPDR Portfolio Intermediate Term Treasury ETF	522,713	16,768,633
SPDR Portfolio Long Term Treasury ETF (b)	1,006,906	39,249,196
SPDR Portfolio Short Term Corporate Bond ETF (b)	126,212	3,951,698
SPDR Portfolio Short Term Treasury ETF (b)	422,990	12,968,873
State Street Aggregate Bond Index Portfolio	2,878,987	296,996,284
		466,510,787
INFLATION LINKED — 11.7%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	8,364,221	174,561,292
INTERNATIONAL EQUITY — 21.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,687,691	324,431,182
REAL ESTATE — 3.1%
SPDR Dow Jones Global Real Estate ETF	985,528	46,536,632
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,322,371,947)		1,492,677,775
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	3,349,186	$ 3,349,186
State Street Navigator Securities Lending Portfolio II (a)(e)	38,649,333	38,649,333
TOTAL SHORT-TERM INVESTMENTS (Cost $41,998,519)		$ 41,998,519
TOTAL INVESTMENTS—102.7% (Cost $1,364,370,466)		1,534,676,294
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.7)%		(40,623,561)
NET ASSETS—100.0%		$ 1,494,052,733
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,492,677,775	$—	$—	$1,492,677,775
Short-Term Investments	41,998,519	—	—	41,998,519
TOTAL INVESTMENTS	$1,534,676,294	$—	$—	$1,534,676,294
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	6,914,446	$ 144,546,494	$ 31,410,923	$ 1,099,520	$ 67,891	$ (364,496)	8,364,221	$ 174,561,292	$ 12,531
SPDR Bloomberg Barclays High Yield Bond ETF	754,771	82,224,753	14,922,010	501,844	(6,827)	(61,991)	887,648	96,576,103	658,013
SPDR Dow Jones Global Real Estate ETF	872,313	38,783,036	5,606,439	502,785	(21,227)	2,671,169	985,528	46,536,632	187,597
SPDR Portfolio Intermediate Term Treasury ETF	—	—	16,792,155	—	—	(23,522)	522,713	16,768,633	—
SPDR Portfolio Long Term Treasury ETF	1,137,775	51,347,786	13,116,357	17,781,059	1,822,847	(9,256,735)	1,006,906	39,249,196	134,784
SPDR Portfolio Short Term Corporate Bond ETF	84,693	2,659,360	1,301,102	—	—	(8,764)	126,212	3,951,698	6,609
SPDR Portfolio Short Term Treasury ETF	266,523	8,184,921	4,799,664	—	—	(15,712)	422,990	12,968,873	2,746
State Street Aggregate Bond Index Portfolio	2,365,286	253,629,634	56,090,142	2,400,001	112,338	(10,435,829)	2,878,987	296,996,284	900,800
State Street Equity 500 Index II Portfolio	983,103	338,944,393	51,593,174	25,124,433	6,963,901	15,541,482	1,060,089	387,918,517	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,431,053	282,998,878	45,137,868	14,308,823	1,431,467	9,171,792	2,687,691	324,431,182	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,728,591	5,728,591	143,784,525	146,163,930	—	—	3,349,186	3,349,186	—
State Street Navigator Securities Lending Portfolio II	1,703,196	1,703,196	291,096,106	254,149,969	—	—	38,649,333	38,649,333	45,726
State Street Small/Mid Cap Equity Index Portfolio	242,534	79,485,731	12,557,329	5,199,999	1,338,089	4,538,215	263,684	92,719,365	—
Total		$1,290,236,773	$688,207,794	$467,232,363	$11,708,479	$ 11,755,609		$1,534,676,294	$1,948,806
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.2% (a)
DOMESTIC EQUITY — 39.1%
State Street Equity 500 Index II Portfolio	1,397,207	$ 511,279,943
State Street Small/Mid Cap Equity Index Portfolio	393,650	138,419,072
		649,699,015
DOMESTIC FIXED INCOME — 29.8%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	789,310	85,876,928
SPDR Portfolio Intermediate Term Treasury ETF	1,356,565	43,518,605
SPDR Portfolio Long Term Treasury ETF (b)	2,528,561	98,563,308
State Street Aggregate Bond Index Portfolio	2,577,999	265,946,387
		493,905,228
INFLATION LINKED — 2.5%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	1,965,842	41,027,123
INTERNATIONAL EQUITY — 28.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,884,675	468,919,103
REAL ESTATE — 0.6%
SPDR Dow Jones Global Real Estate ETF (b)	219,730	10,375,650
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,444,444,694)		1,663,926,119
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	5,113,545	$ 5,113,545
State Street Navigator Securities Lending Portfolio II (a)(e)	36,769,489	36,769,489
TOTAL SHORT-TERM INVESTMENTS (Cost $41,883,034)		$ 41,883,034
TOTAL INVESTMENTS—102.7% (Cost $1,486,327,728)		1,705,809,153
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.7)%		(44,561,207)
NET ASSETS—100.0%		$ 1,661,247,946
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 1,663,926,119	$—	$—	$ 1,663,926,119
Short-Term Investments	41,883,034	—	—	41,883,034
TOTAL INVESTMENTS	$1,705,809,153	$—	$—	$1,705,809,153
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,358,366	$ 28,396,642	$ 12,795,685	$ 99,973	$ 5,419	$ (70,650)	1,965,842	$ 41,027,123	$ 2,445
SPDR Bloomberg Barclays High Yield Bond ETF	667,628	72,731,394	13,401,502	200,862	(3,050)	(52,056)	789,310	85,876,928	580,698
SPDR Dow Jones Global Real Estate ETF	161,817	7,194,384	2,805,026	101,477	27,331	450,386	219,730	10,375,650	34,669
SPDR Portfolio Intermediate Term Treasury ETF	—	—	43,579,650	—	—	(61,045)	1,356,565	43,518,605	—
SPDR Portfolio Long Term Treasury ETF	2,797,054	126,231,047	27,090,884	36,564,723	3,454,768	(21,648,668)	2,528,561	98,563,308	331,335
State Street Aggregate Bond Index Portfolio	2,129,289	228,323,641	48,583,882	1,700,000	69,231	(9,330,367)	2,577,999	265,946,387	810,841
State Street Equity 500 Index II Portfolio	1,287,822	444,002,348	66,590,311	28,750,000	8,101,915	21,335,369	1,397,207	511,279,943	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,503,715	407,867,498	62,347,449	16,500,001	2,117,452	13,086,705	3,884,675	468,919,103	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,707,162	3,707,162	141,249,456	139,843,073	—	—	5,113,545	5,113,545	—
State Street Navigator Securities Lending Portfolio II	1,251,125	1,251,125	326,513,350	290,994,986	—	—	36,769,489	36,769,489	46,652
State Street Small/Mid Cap Equity Index Portfolio	361,330	118,418,561	18,614,804	7,400,000	2,250,587	6,535,120	393,650	138,419,072	—
Total		$1,438,123,802	$763,571,999	$522,155,095	$16,023,653	$ 10,244,794		$1,705,809,153	$1,806,640
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 43.4%
State Street Equity 500 Index II Portfolio	1,342,108	$ 491,117,639
State Street Small/Mid Cap Equity Index Portfolio	431,082	151,581,132
		642,698,771
DOMESTIC FIXED INCOME — 24.6%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	365,261	39,740,397
SPDR Portfolio Intermediate Term Treasury ETF	1,375,233	44,117,475
SPDR Portfolio Long Term Treasury ETF (b)	2,571,027	100,218,632
State Street Aggregate Bond Index Portfolio	1,741,532	179,656,432
		363,732,936
INTERNATIONAL EQUITY — 31.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,897,408	470,456,119
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,267,382,862)		1,476,887,826
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	6,731,877	6,731,877
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	23,464,720	$ 23,464,720
TOTAL SHORT-TERM INVESTMENTS (Cost $30,196,597)		$ 30,196,597
TOTAL INVESTMENTS—101.9% (Cost $1,297,579,459)		1,507,084,423
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.9)%		(27,688,909)
NET ASSETS—100.0%		$ 1,479,395,514
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,476,887,826	$—	$—	$1,476,887,826
Short-Term Investments	30,196,597	—	—	30,196,597
TOTAL INVESTMENTS	$1,507,084,423	$—	$—	$1,507,084,423
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	292,411	$ 31,855,254	$ 7,901,850	$ —	$ —	$ (16,707)	365,261	$ 39,740,397	$ 252,343
SPDR Portfolio Intermediate Term Treasury ETF	—	—	44,179,360	—	—	(61,885)	1,375,233	44,117,475	—
SPDR Portfolio Long Term Treasury ETF	2,739,335	123,626,189	27,841,606	33,437,103	3,614,748	(21,426,808)	2,571,027	100,218,632	322,575
State Street Aggregate Bond Index Portfolio	1,407,952	150,974,679	36,087,248	1,300,000	57,921	(6,163,416)	1,741,532	179,656,432	532,186
State Street Equity 500 Index II Portfolio	1,225,187	422,407,676	66,705,959	25,900,000	7,292,975	20,611,029	1,342,108	491,117,639	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,473,501	404,350,298	65,392,937	14,399,999	1,857,672	13,255,211	3,897,408	470,456,119	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,053,164	4,053,164	139,703,742	137,025,029	—	—	23,464,720	6,731,877	—
State Street Navigator Securities Lending Portfolio II	299,700	299,700	160,471,597	137,306,577	—	—	23,464,720	23,464,720	23,251
State Street Small/Mid Cap Equity Index Portfolio	392,510	128,637,225	20,400,000	6,899,999	2,043,123	7,400,783	431,081	151,581,132	—
Total		$1,266,204,185	$568,684,299	$356,268,707	$14,866,439	$ 13,598,207		$1,507,084,423	$1,130,355
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 47.2%
State Street Equity 500 Index II Portfolio	1,252,920	$ 458,481,046
State Street Small/Mid Cap Equity Index Portfolio	462,963	162,791,908
		621,272,954
DOMESTIC FIXED INCOME — 17.9%
SPDR Portfolio Intermediate Term Treasury ETF	1,219,664	39,126,821
SPDR Portfolio Long Term Treasury ETF (b)	2,282,789	88,983,115
State Street Aggregate Bond Index Portfolio	1,046,266	107,932,798
		236,042,734
INTERNATIONAL EQUITY — 34.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,764,678	454,434,266
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,109,090,842)		1,311,749,954
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	5,571,160	5,571,160
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	2,950,440	$ 2,950,440
TOTAL SHORT-TERM INVESTMENTS (Cost $8,521,599)		$ 8,521,600
TOTAL INVESTMENTS—100.4% (Cost $1,117,612,441)		1,320,271,554
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.4)%		(5,034,208)
NET ASSETS—100.0%		$ 1,315,237,346
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 1,311,749,954	$—	$—	$ 1,311,749,954
Short-Term Investments	8,521,600	—	—	8,521,600
TOTAL INVESTMENTS	$1,320,271,554	$—	$—	$1,320,271,554
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 39,181,706	$ —	$ —	$ (54,885)	1,219,664	$ 39,126,821	$ —
SPDR Portfolio Long Term Treasury ETF	2,444,829	110,335,133	25,025,558	30,267,999	3,119,167	(19,228,744)	2,282,789	88,983,115	294,898
State Street Aggregate Bond Index Portfolio	837,846	89,842,189	22,682,310	900,000	40,087	(3,731,788)	1,046,266	107,932,798	325,243
State Street Equity 500 Index II Portfolio	1,145,732	395,014,109	58,616,953	21,500,000	6,062,469	20,287,515	1,252,920	458,481,046	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,358,134	390,920,341	60,186,006	11,359,501	1,371,932	13,315,488	3,764,678	454,434,266	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,613,762	4,613,762	110,265,727	109,308,329	—	—	5,571,160	5,571,160	—
State Street Navigator Securities Lending Portfolio II	2,010,200	2,010,200	15,193,626	14,253,386	—	—	2,950,440	2,950,440	826
State Street Small/Mid Cap Equity Index Portfolio	421,641	138,184,457	20,600,000	6,300,000	1,954,651	8,352,800	462,964	162,791,908	—
Total		$1,130,920,191	$351,751,886	$193,889,215	$12,548,306	$ 18,940,386		$1,320,271,554	$620,967
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 50.0%
State Street Equity 500 Index II Portfolio	1,042,111	$ 381,339,474
State Street Small/Mid Cap Equity Index Portfolio	446,435	156,980,065
		538,319,539
DOMESTIC FIXED INCOME — 13.0%
SPDR Portfolio Intermediate Term Treasury ETF	998,755	32,040,060
SPDR Portfolio Long Term Treasury ETF	1,866,214	72,745,022
State Street Aggregate Bond Index Portfolio	336,570	34,720,641
		139,505,723
INTERNATIONAL EQUITY — 36.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,265,922	394,229,456
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $903,442,072)		1,072,054,718
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b)(c) (Cost $3,507,873)	3,507,873	3,507,873
TOTAL INVESTMENTS—99.9% (Cost $906,949,945)		1,075,562,591
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		632,374
NET ASSETS—100.0%		$ 1,076,194,965

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,072,054,718	$—	$—	$1,072,054,718
Short-Term Investment	3,507,873	—	—	3,507,873
TOTAL INVESTMENTS	$1,075,562,591	$—	$—	$1,075,562,591
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 32,085,004	$ —	$ —	$ (44,944)	998,755	$ 32,040,060	$ —
SPDR Portfolio Long Term Treasury ETF	1,884,220	85,034,849	24,540,755	24,271,855	2,392,868	(14,951,595)	1,866,214	72,745,022	227,504
State Street Aggregate Bond Index Portfolio	242,176	25,968,587	10,060,315	230,000	15,792	(1,094,053)	336,571	34,720,641	93,886
State Street Equity 500 Index II Portfolio	900,809	310,571,868	66,078,688	16,394,564	4,527,740	16,555,741	1,042,110	381,339,473	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,752,509	320,419,519	69,720,146	7,930,817	1,023,338	10,997,271	3,265,922	394,229,457	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,087,329	4,087,329	137,446,006	138,025,462	—	—	3,507,873	3,507,873	—
State Street Small/Mid Cap Equity Index Portfolio	384,176	125,905,953	27,470,000	5,660,000	1,750,794	7,513,318	446,435	156,980,065	—
Total		$871,988,105	$367,400,914	$192,512,698	$9,710,532	$ 18,975,738		$1,075,562,591	$321,390
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	734,772	$ 268,875,066
State Street Small/Mid Cap Equity Index Portfolio	346,247	121,750,921
		390,625,987
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Intermediate Term Treasury ETF	696,329	22,338,234
SPDR Portfolio Long Term Treasury ETF (b)	1,302,517	50,772,113
		73,110,347
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,366,381	285,645,789
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $628,871,723)		749,382,123
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c)(d)	3,736,877	3,736,877
State Street Navigator Securities Lending Portfolio II (a)(e)	36,764,000	36,764,000
TOTAL SHORT-TERM INVESTMENTS (Cost $40,500,877)		$ 40,500,877
TOTAL INVESTMENTS—105.0% (Cost $669,372,600)		789,883,000
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.0)%		(37,580,829)
NET ASSETS—100.0%		$ 752,302,171

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$749,382,123	$—	$—	$749,382,123
Short-Term Investments	40,500,877	—	—	40,500,877
TOTAL INVESTMENTS	$789,883,000	$—	$—	$789,883,000
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 22,369,569	$ —	$ —	$ (31,335)	696,329	$ 22,338,234	$ —
SPDR Portfolio Long Term Treasury ETF	1,325,876	59,836,784	16,327,896	16,504,176	903,367	(9,791,758)	1,302,517	50,772,113	162,223
State Street Equity 500 Index II Portfolio	637,545	219,806,474	44,528,759	10,440,000	2,884,439	12,095,394	734,772	268,875,066	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,997,969	232,583,582	48,788,584	4,437,519	510,582	8,200,560	2,366,380	285,645,789	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,538,129	2,538,129	83,976,393	82,777,645	—	—	3,736,877	3,736,877	—
State Street Navigator Securities Lending Portfolio II	27,600	27,600	73,246,550	36,510,150	—	—	36,764,000	36,764,000	1,470
State Street Small/Mid Cap Equity Index Portfolio	297,327	97,442,759	20,710,628	3,659,999	996,149	6,261,384	346,247	121,750,921	—
Total		$612,235,328	$309,948,379	$154,329,489	$5,294,537	$16,734,245		$789,883,000	$163,693
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	426,089	$ 155,918,913
State Street Small/Mid Cap Equity Index Portfolio	201,124	70,721,312
		226,640,225
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Intermediate Term Treasury ETF	404,480	12,975,719
SPDR Portfolio Long Term Treasury ETF	756,621	29,493,086
		42,468,805
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,372,951	165,728,925
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $371,144,461)		434,837,955
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b)(c) (Cost $1,855,292)	1,855,292	1,855,292
TOTAL INVESTMENTS—100.0% (Cost $372,999,753)		436,693,247
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(d)		(23,495)
NET ASSETS—100.0%		$ 436,669,752

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$434,837,955	$—	$—	$434,837,955
Short-Term Investment	1,855,292	—	—	1,855,292
TOTAL INVESTMENTS	$436,693,247	$—	$—	$436,693,247
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 12,993,920	$ —	$ —	$ (18,202)	404,480	$ 12,975,718	$ —
SPDR Portfolio Long Term Treasury ETF	720,811	32,530,201	9,095,383	7,177,614	199,470	(5,154,354)	756,621	29,493,086	90,079
State Street Equity 500 Index II Portfolio	346,647	119,513,323	33,265,420	5,269,999	1,330,566	7,079,604	426,089	155,918,914	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,085,984	126,419,462	35,723,560	1,159,864	114,088	4,631,679	1,372,951	165,728,925	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,901,285	1,901,285	66,165,562	66,211,555	—	—	1,855,292	1,855,292	—
State Street Navigator Securities Lending Portfolio II	—	—	17,829,925	17,829,925	—	—	—	—	547
State Street Small/Mid Cap Equity Index Portfolio	161,610	52,964,533	15,528,363	1,690,000	708,998	3,209,418	201,124	70,721,312	—
Total		$333,328,804	$190,602,133	$99,338,957	$2,353,122	$ 9,748,145		$436,693,247	$90,626
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	185,854	$ 68,009,505
State Street Small/Mid Cap Equity Index Portfolio	87,606	30,804,915
		98,814,420
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Intermediate Term Treasury ETF	176,105	5,649,448
SPDR Portfolio Long Term Treasury ETF	329,503	12,844,027
		18,493,475
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	598,560	72,252,243
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $163,894,544)		189,560,138
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b)(c) (Cost $896,324)	896,324	896,324
TOTAL INVESTMENTS—100.1% (Cost $164,790,868)		190,456,462
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(126,027)
NET ASSETS—100.0%		$ 190,330,435

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$189,560,138	$—	$—	$189,560,138
Short-Term Investment	896,324	—	—	896,324
TOTAL INVESTMENTS	$190,456,462	$—	$—	$190,456,462
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 5,657,373	$ —	$ —	$ (7,925)	176,105	$ 5,649,448	$ —
SPDR Portfolio Long Term Treasury ETF	305,095	13,768,937	4,026,164	2,756,733	(134,624)	(2,059,718)	329,503	12,844,026	40,777
State Street Equity 500 Index II Portfolio	146,610	50,546,808	16,178,768	2,427,497	869,002	2,842,424	185,854	68,009,505	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	459,410	53,479,873	17,318,712	529,999	66,099	1,917,558	598,561	72,252,243	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	755,775	755,775	29,277,041	29,136,492	—	—	896,324	896,324	—
State Street Navigator Securities Lending Portfolio II	—	—	7,820,900	7,820,900	—	—	—	—	659
State Street Small/Mid Cap Equity Index Portfolio	68,264	22,372,292	7,420,000	670,000	214,185	1,468,439	87,606	30,804,916	—
Total		$140,923,685	$87,698,958	$43,341,621	$1,014,662	$ 4,160,778		$190,456,462	$41,436
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 92.7% (a)
DOMESTIC EQUITY — 48.3%
State Street Equity 500 Index II Portfolio	7,574	$ 2,771,762
State Street Small/Mid Cap Equity Index Portfolio	3,557	1,250,624
		4,022,386
DOMESTIC FIXED INCOME — 9.0%
SPDR Portfolio Intermediate Term Treasury ETF	7,172	230,078
SPDR Portfolio Long Term Treasury ETF	13,387	521,825
		751,903
INTERNATIONAL EQUITY — 35.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	24,394	2,944,553
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $7,376,375)		7,718,842
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (b)(c) (Cost $59,549)	59,549	59,549
TOTAL INVESTMENTS—93.4% (Cost $7,435,924)		7,778,391
OTHER ASSETS IN EXCESS OF LIABILITIES—6.6%		545,424
NET ASSETS—100.0%		$ 8,323,815

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$7,718,842	$—	$—	$7,718,842
Short-Term Investment	59,549	—	—	59,549
TOTAL INVESTMENTS	$7,778,391	$—	$—	$7,778,391
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 3/30/20	Value at 3/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$ —	$ 230,401	$ —	$ —	$ (323)	7,172	$ 230,078	$ —
SPDR Portfolio Long Term Treasury ETF	8,004	361,220	724,253	491,641	(54,256)	(17,751)	13,387	521,825	1,290
State Street Equity 500 Index II Portfolio	3,843	1,324,993	1,570,622	241,200	48,888	68,459	7,575	2,771,762	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,042	1,401,751	1,646,485	147,253	37,570	6,000	24,394	2,944,553	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,118	48,118	2,525,872	2,514,441	—	—	59,549	59,549	—
State Street Small/Mid Cap Equity Index Portfolio	1,784	584,792	726,500	96,000	28,532	6,800	3,557	1,250,624	—
Total		$3,720,874	$7,424,133	$3,490,535	$ 60,734	$ 63,185		$7,778,391	$1,290
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHINA — 15.1%
China Construction Bank Corp. Class H	87,000	$ 73,186
CITIC Securities Co., Ltd. Class H	29,000	66,770
Dali Foods Group Co., Ltd. (a)	103,000	58,558
Gree Electric Appliances, Inc. of Zhuhai Class A	7,600	72,627
Lee & Man Paper Manufacturing, Ltd.	67,000	61,619
		332,760
FRANCE — 15.7%
BNP Paribas SA (b)	1,177	71,767
Dassault Aviation SA (b)	60	66,922
Ipsen SA	811	69,724
Sanofi	685	67,828
Societe Generale SA (b)	2,607	68,373
		344,614
GERMANY — 3.3%
Bayerische Motoren Werke AG	705	73,305
HONG KONG — 2.9%
WH Group, Ltd. (a)	79,500	64,423
HUNGARY — 3.0%
Richter Gedeon Nyrt	2,249	66,438
INDONESIA — 2.6%
Bank Mandiri Persero Tbk PT	134,200	56,821
ITALY — 3.0%
Leonardo SpA	8,198	66,521
JAPAN — 18.6%
Alfresa Holdings Corp.	3,500	67,561
Komatsu, Ltd.	2,400	74,259
Mitsubishi UFJ Financial Group, Inc.	13,000	69,612
Sumitomo Mitsui Financial Group, Inc.	1,800	65,272
TBS Holdings, Inc.	3,100	60,934
Zeon Corp.	4,400	70,440
		408,078
NETHERLANDS — 3.3%
Boskalis Westminster (b)	2,264	72,855
SOUTH KOREA — 5.7%
KT&G Corp.	829	59,625
Samsung Electronics Co., Ltd. Preference Shares	1,008	65,018
		124,643
SPAIN — 6.0%
ACS Actividades de Construccion y Servicios SA	1,923	63,870
Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	12,828	$ 66,730
		130,600
SWITZERLAND — 5.3%
Credit Suisse Group AG	4,965	52,237
LafargeHolcim, Ltd.	1,087	64,312
		116,549
TAIWAN — 2.7%
Catcher Technology Co., Ltd.	8,000	59,300
UNITED KINGDOM — 9.3%
CNH Industrial NV (b)	5,005	77,618
Rolls-Royce Holdings PLC (b)	42,472	61,704
Standard Chartered PLC	9,427	64,967
		204,289
UNITED STATES — 3.3%
Newmont Corp.	1,200	72,257
TOTAL COMMON STOCKS (Cost $1,774,229)		2,193,453

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c) (d) (Cost $10,663)	10,663	10,663
TOTAL INVESTMENTS — 100.3% (Cost $1,784,892)		2,204,116
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(5,842)
NET ASSETS — 100.0%		$ 2,198,274
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,193,453	$—	$—	$2,193,453
Short-Term Investment	10,663	—	—	10,663
TOTAL INVESTMENTS	$ 2,204,116	$—	$—	$ 2,204,116
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	29.8%
Industrials	22.0
Health Care	12.4
Materials	12.2
Consumer Staples	8.3
Consumer Discretionary	6.6
Information Technology	5.7
Communication Services	2.8
Short-Term Investment	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,468	$93,468	$58,892	$141,697	$—	$—	10,663	$10,663	$7
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.4%
CHINA — 92.8%
Alibaba Group Holding, Ltd. ADR (a)	4,683	$ 1,061,777
ANTA Sports Products, Ltd.	16,000	260,957
Baidu, Inc. ADR (a)	950	206,672
BeiGene, Ltd. ADR (a)	270	93,982
Blue Moon Group Holdings, Ltd. (a)(b)	56,400	80,670
China Construction Bank Corp. Class H	371,000	312,091
China Merchants Bank Co., Ltd. Class H	35,100	267,953
Gree Electric Appliances, Inc. of Zhuhai Class A	11,300	107,985
GSX Techedu, Inc. ADR (a)	600	20,328
Innovent Biologics, Inc. (a)(b)	7,000	70,995
JD.com, Inc. ADR (a)	6,877	579,937
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,700	80,003
Kweichow Moutai Co., Ltd. Class A	800	244,955
Longfor Group Holdings, Ltd. (b)	30,000	198,728
Meituan Class B (a)(b)	10,200	391,235
Midea Group Co., Ltd. Class A	12,100	151,646
NetEase, Inc. ADR	3,000	309,780
NetEase, Inc.	3,700	75,290
NIO, Inc. ADR (a)	4,300	167,614
Pharmaron Beijing Co., Ltd. Class H (b)	5,700	107,703
Ping An Insurance Group Co. of China, Ltd. Class H	22,600	269,039
SG Micro Corp. Class A	1,600	56,404
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,900	115,575
Shenzhou International Group Holdings, Ltd.	2,800	58,021
TAL Education Group ADR (a)	2,642	142,272
Tencent Holdings, Ltd.	17,700	1,388,780
Venustech Group, Inc. Class A	24,600	125,115
Wuliangye Yibin Co., Ltd. Class A	5,600	228,722
WuXi AppTec Co., Ltd. Class H (b)	3,960	77,881
Wuxi Biologics Cayman, Inc. (a)(b)	11,000	137,740
Security Description	Shares	Value
Xiaomi Corp. Class B (a)(b)	48,800	$ 161,632
XPeng, Inc. ADR (a)	1,700	62,067
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)	7,000	42,228
		7,655,777
HONG KONG — 3.6%
AIA Group, Ltd.	10,800	130,998
Hong Kong Exchanges & Clearing, Ltd.	2,800	164,735
		295,733
TOTAL COMMON STOCKS (Cost $5,366,450)		7,951,510

SHORT-TERM INVESTMENT — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (c) (d) (Cost $247,233)	247,233	247,233
TOTAL INVESTMENTS — 99.4% (Cost $5,613,683)		8,198,743
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		46,215
NET ASSETS — 100.0%		$ 8,244,958
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.4% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,951,510	$—	$—	$7,951,510
Short-Term Investment	247,233	—	—	247,233
TOTAL INVESTMENTS	$8,198,743	$—	$—	$8,198,743
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$935,806	$688,573	$—	$—	247,233	$247,233	$23
See accompanying notes to schedule of investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Defensive Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Defensive Global Equity Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in each Portfolio’s or Fund’s respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended March 31, 2021, the following Portfolios or Funds entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
State Street Equity 500 Index II Portfolio
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended December 31, 2020, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021, are disclosed in the Portfolio's or Funds' Schedules of Investments.
Subsequent Events
The State Street Defensive Global Equity Fund ("feeder fund") and the State Street Defensive Global Equity Portfolio, that the feeder fund invested substantially all of its investable assets, were both liquidated on May 14, 2021.